Consolidated Schedule of Investments
September 30, 2024 (Unaudited)
AQR ALTERNATIVE RISK PREMIA FUND
See notes to Schedule of Investments.
(Continued)
AQR Funds | N-PORT Part F | September 2024

INVESTMENTS SHARES VALUE ($)
LONG POSITIONS - 233.8%
COMMON STOCKS - 167.4%
Australia - 6 .7%
AGL Energy Ltd. (2)(a) 107,578 878,959
ANZ Group Holdings Ltd. (2)(a) 38,337 805,688
Aristocrat Leisure Ltd. (2)(a) 35,549 1,435,273
Atlas Arteria Ltd. (2)(a) 19,867 66,950
Aurizon Holdings Ltd. (2)(a) 252,471 614,208
BHP Group Ltd. (2)(a) 15,814 490,964
BlueScope Steel Ltd. (2)(a) 61,891 944,761
Brambles Ltd. (2)(a) 43,246 567,638
CAR Group Ltd. (2)(a) 3,380 87,428
Cochlear Ltd. (2)(a) 758 147,507
Computershare Ltd. (2)(a) 3,599 62,741
Fortescue Ltd. (2)(a) 9,307 131,271
Harvey Norman Holdings Ltd. (2)
(a) 89,258 304,411
Incitec Pivot Ltd. (2)(a) 121,615 260,287
JB Hi-Fi Ltd. (2)(a) 20,794 1,144,433
Lendlease Corp. Ltd. (2)(a) 114,367 559,041
Medibank Pvt Ltd. (2)(a) 61,028 153,971
Northern Star Resources Ltd. (2)
(a) 35,668 390,716
Orica Ltd. (2)(a) 17,049 217,783
Origin Energy Ltd. (2)(a) 39,369 272,713
Pro Medicus Ltd. (2)(a) 5,786 712,167
QBE Insurance Group Ltd. (2)(a) 22,562 257,625
Qube Holdings Ltd. (2)(a) 150,297 407,907
REA Group Ltd. (2)(a) 1,244 172,146
Reece Ltd. (2)(a) 7,411 145,337
Seven Group Holdings Ltd. (2)(a) 2,125 62,757
Suncorp Group Ltd. (2)(a) 24,987 312,019
Tabcorp Holdings Ltd. (2) 29,182 10,155
Technology One Ltd. (2) 2,015 33,162
Telstra Group Ltd. (2)(a) 125,399 335,634
Washington H Soul Pattinson &
Co. Ltd. (2)(a) 1,904 45,606
Wesfarmers Ltd. (2)(a) 24,234 1,176,825
Westpac Banking Corp. (2)(a) 43,125 942,390
WiseTech Global Ltd. (2) 1,090 103,219
Worley Ltd. (2)(a) 40,887 416,687
Yancoal Australia Ltd. (2)(a) 51,341 217,321
14,887,700
Austria - 0 .3%
Mondi plc (2)(a) 30,607 583,844
Belgium - 0 .6%
Ageas SA/NV (2)(a) 13,339 711,757
Proximus SADP (a) 3,535 27,545
Solvay SA (2)(a) 9,410 368,639
Umicore SA (2)(a) 24,072 312,410
1,420,351
Brazil - 0 .0% †
MercadoLibre, Inc. * 16 32,831
Canada - 7 .9%
Air Canada *(a) 40,203 487,210
AltaGas Ltd. (a) 10,960 271,316
ARC Resources Ltd. (a) 24,966 421,992
INVESTMENTS SHARES VALUE ($)
Canada - 7.9% (continued)
Atco Ltd., Class I (a) 5,097 180,522
Bank of Nova Scotia (The) (a) 15,498 844,429
Canadian Imperial Bank of
Commerce (a) 15,948 978,259
Canadian Tire Corp. Ltd., Class
A (a) 4,564 546,992
Capital Power Corp. (a) 16,032 582,863
CCL Industries, Inc., Class B 934 56,940
Celestica, Inc. *(a) 4,262 217,882
CGI, Inc. *(a) 2,663 306,419
Constellation Software, Inc. (a) 159 517,283
Descartes Systems Group, Inc.
(The) *(a) 821 84,483
Emera, Inc. (a) 2,575 101,462
Empire Co. Ltd., Class A (a) 21,942 670,533
Fairfax Financial Holdings Ltd. (a) 1,051 1,327,043
Finning International, Inc. (a) 4,537 148,913
George Weston Ltd. (a) 1,776 298,090
Hydro One Ltd. (a)(b) 7,321 253,768
iA Financial Corp., Inc. (a) 5,010 415,262
IGM Financial, Inc. (a) 6,494 194,851
Imperial Oil Ltd. (a) 8,317 585,133
Kinross Gold Corp. (a) 32,939 308,579
Loblaw Cos. Ltd. (a) 1,903 253,386
Magna International, Inc. (a) 1,133 46,478
Manulife Financial Corp. (a) 65,293 1,929,653
MEG Energy Corp. (a) 13,367 251,141
National Bank of Canada (a) 1,839 173,695
Onex Corp. (a) 5,214 365,206
Open Text Corp. (a) 13,103 436,169
Quebecor, Inc., Class B (a) 8,409 219,544
Saputo, Inc. (a) 3,601 77,721
Stantec, Inc. (a) 3,864 310,731
Sun Life Financial, Inc. (a) 9,821 569,675
Suncor Energy, Inc. (a) 8,125 299,900
TFI International, Inc. (a) 3,445 471,874
TMX Group Ltd. (a) 7,350 230,372
Tourmaline Oil Corp. (a) 14,446 670,896
West Fraser Timber Co. Ltd. (a) 8,261 804,874
Whitecap Resources, Inc. (a) 56,761 423,887
17,335,426
China - 0 .7%
NXP Semiconductors NV 1,735 416,417
Yangzijiang Shipbuilding Holdings
Ltd. (2) 629,300 1,201,081
1,617,498
Denmark - 2 .0%
Carlsberg A/S, Class B (2)(a) 3,786 450,824
Danske Bank A/S (2)(a) 16,206 487,456
Genmab A/S (2)*(a) 2,405 583,053
ISS A/S (2)(a) 25,511 509,148
Jyske Bank A/S (Registered) (2)(a) 2,235 173,952
Novo Nordisk A/S, Class B (2)(a) 2,746 325,707
Pandora A/S (2)(a) 7,272 1,198,556
ROCKWOOL A/S, Class B (2)(a) 1,664 781,175
4,509,871

AQR Funds | N-PORT Part F | September 2024
See notes to Schedule of Investments.
AQR ALTERNATIVE RISK PREMIA FUND
Consolidated Schedule of Investments
September 30, 2024 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
Finland - 1 .3%
Elisa OYJ (2)(a) 4,085 216,564
Fortum OYJ (2)(a) 37,252 612,993
Huhtamaki OYJ (a) 2,156 83,710
Kesko OYJ, Class B (2)(a) 8,732 186,294
Kone OYJ, Class B (2)(a) 5,790 346,367
Metso OYJ (2)(a) 16,112 172,276
Nokia OYJ (2)(a) 193,082 843,030
Valmet OYJ (2)(a) 2,138 68,579
Wartsila OYJ Abp (2)(a) 12,833 287,160
2,816,973
France - 5 .0%
Amundi SA (2)(a)(b) 3,033 226,707
Arkema SA (2)(a) 2,689 256,124
BNP Paribas SA (2)(a) 13,943 956,793
Bouygues SA (2)(a) 26,675 892,844
Carrefour SA (2)(a) 55,989 954,694
Cie de Saint-Gobain SA (2)(a) 19,907 1,815,568
Credit Agricole SA (2)(a) 74,477 1,138,968
Dassault Aviation SA (2)(a) 1,318 272,151
Eiffage SA (2)(a) 7,838 756,882
Engie SA (2)(a) 25,164 435,141
Gaztransport Et Technigaz SA (2)
(a) 951 134,469
Ipsen SA (2)(a) 460 56,663
Orange SA (2)(a) 50,159 574,466
Publicis Groupe SA (2)(a) 658 72,009
Rexel SA (2)(a) 32,614 945,372
Societe Generale SA (2)(a) 14,605 363,946
Sodexo SA (a) 714 58,536
TotalEnergies SE (2)(a) 14,528 943,381
Veolia Environnement SA (2)(a) 3,316 109,174
Vinci SA (2)(a) 1,017 118,884
11,082,772
Germany - 5 .9%
Allianz SE (Registered) (2)(a) 3,444 1,132,798
Aroundtown SA (2)*(a) 61,830 194,727
Aurubis AG (2)(a) 5,709 418,870
Bechtle AG (2)(a) 9,518 425,760
Beiersdorf AG (2)(a) 5,261 791,885
Brenntag SE (2)(a) 4,329 323,128
Commerzbank AG (2)(a) 50,860 938,085
Continental AG (2)(a) 779 50,482
Deutsche Bank AG (Registered)
(2)(a) 90,165 1,560,907
E.ON SE (2)(a) 51,810 771,551
Evonik Industries AG (2)(a) 34,010 796,153
Freenet AG (2)(a) 12,628 375,916
Fresenius Medical Care AG (2)(a) 4,782 203,195
GEA Group AG (2)(a) 3,488 171,074
Hannover Rueck SE (2)(a) 890 254,059
Heidelberg Materials AG (2)(a) 13,358 1,455,219
HUGO BOSS AG (2)(a) 6,290 288,054
KION Group AG (2)(a) 2,854 112,690
Knorr-Bremse AG (2)(a) 2,893 257,780
LANXESS AG (2)(a) 7,306 231,279
LEG Immobilien SE (2)(a) 2,289 239,644
INVESTMENTS SHARES VALUE ($)
Germany - 5.9% (continued)
Muenchener Rueckversicherungs-
Gesellschaft AG in Muenchen
(Registered) (2)(a) 2,510 1,383,122
Talanx AG (2)(a) 4,057 341,984
thyssenkrupp AG (2)(a) 103,528 401,106
13,119,468
Guatemala - 0 .1%
Millicom International Cellular SA,
SDR (2)* 8,415 228,632
Hong Kong - 0 .4%
Sun Hung Kai Properties Ltd. (2)(a) 6,000 65,009
Swire Pacific Ltd., Class A (2)(a) 6,500 55,428
WH Group Ltd. (2)(b) 863,500 680,091
Wharf Real Estate Investment Co.
Ltd. (2)(a) 14,000 48,893
849,421
Ireland - 0 .2%
TE Connectivity plc 2,315 349,542
Italy - 3 .7%
A2A SpA (2)(a) 260,425 601,572
Azimut Holding SpA (2)(a) 5,002 129,368
Banco BPM SpA (2)(a) 53,829 363,693
BPER Banca SpA (2)(a) 6,321 35,614
Buzzi SpA (2)(a) 14,734 587,917
Coca-Cola HBC AG (2)(a) 5,275 188,066
Enel SpA (2) 5,750 45,930
Eni SpA (2)(a) 7,497 114,086
Generali (2)(a) 49,291 1,426,614
Hera SpA (2)(a) 55,589 221,826
Italgas SpA (2) 8,889 53,735
Leonardo SpA (2)(a) 56,247 1,258,881
Pirelli & C SpA (2)(a)(b) 22,478 136,503
Poste Italiane SpA (2)(a)(b) 22,704 318,835
Prysmian SpA (2)(a) 10,901 793,141
UniCredit SpA (2)(a) 23,743 1,042,356
Unipol Gruppo SpA (2)(a) 76,633 912,092
8,230,229
Japan - 23 .0%
ABC-Mart, Inc. (2)(a) 11,700 248,657
AGC, Inc. (2)(a) 6,800 220,661
Air Water, Inc. (2)(a) 11,600 162,817
Aisin Corp. (2)(a) 23,100 256,678
Amada Co. Ltd. (2)(a) 61,800 630,959
Asahi Group Holdings Ltd. (2)(a) 15,600 204,469
Asahi Kasei Corp. (2)(a) 29,700 225,167
Brother Industries Ltd. (2)(a) 24,600 482,466
Canon, Inc. (2)(a) 3,100 102,099
Central Japan Railway Co. (2)(a) 22,700 524,145
Chubu Electric Power Co., Inc. (2)
(a) 37,900 445,407
Cosmo Energy Holdings Co. Ltd.
(2)(a) 1,300 71,717
Dai Nippon Printing Co. Ltd. (2)(a) 22,200 396,387
Dai-ichi Life Holdings, Inc. (2)(a) 19,000 493,000
Daito Trust Construction Co. Ltd.
(2)(a) 3,300 401,960

Consolidated Schedule of Investments
September 30, 2024 (Unaudited)
AQR ALTERNATIVE RISK PREMIA FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | September 2024

(Continued)
INVESTMENTS SHARES VALUE ($)
Japan - 23.0% (continued)
Daiwa House Industry Co. Ltd. (2)
(a) 11,100 349,383
Ebara Corp. (2)(a) 29,000 475,335
ENEOS Holdings, Inc. (2)(a) 69,200 378,881
Fuji Electric Co. Ltd. (2)(a) 6,600 399,915
Fujitsu Ltd. (2)(a) 21,300 437,916
Hakuhodo DY Holdings, Inc. (2)(a) 52,100 426,922
Haseko Corp. (2)(a) 29,300 384,314
Hikari Tsushin, Inc. (2)(a) 900 200,448
Hirose Electric Co. Ltd. (2)(a) 3,000 382,845
Hitachi Construction Machinery
Co. Ltd. (2)(a) 9,400 230,395
Idemitsu Kosan Co. Ltd. (2)(a) 66,000 478,589
Iida Group Holdings Co. Ltd. (2)(a) 16,600 256,361
Inpex Corp. (2)(a) 29,100 393,979
Isuzu Motors Ltd. (2)(a) 13,200 179,984
ITOCHU Corp. (2)(a) 16,600 894,659
Japan Post Bank Co. Ltd. (2)(a) 26,100 245,007
Japan Post Holdings Co. Ltd. (2)(a) 15,100 144,796
Japan Post Insurance Co. Ltd. (2)
(a) 20,200 370,996
Kajima Corp. (2)(a) 19,200 359,869
Kansai Electric Power Co., Inc.
(The) (2)(a) 43,100 714,291
Kansai Paint Co. Ltd. (2)(a) 15,400 275,075
Kao Corp. (2)(a) 6,000 296,560
KDDI Corp. (2)(a) 20,200 647,158
Keyence Corp. (2)(a) 200 95,852
Kinden Corp. (2)(a) 16,000 354,166
Kirin Holdings Co. Ltd. (2)(a) 19,600 298,701
Koito Manufacturing Co. Ltd. (2)(a) 7,100 98,782
Komatsu Ltd. (2)(a) 4,200 117,578
Konami Group Corp. (2)(a) 4,700 479,299
Kuraray Co. Ltd. (2)(a) 34,900 518,586
Kyocera Corp. (2)(a) 24,500 286,337
Kyushu Electric Power Co., Inc.
(2)(a) 11,900 130,097
Kyushu Railway Co. (2)(a) 6,900 198,506
Makita Corp. (2)(a) 11,500 388,488
Marubeni Corp. (2)(a) 34,500 570,004
Mazda Motor Corp. (2)(a) 22,500 171,912
McDonald's Holdings Co. Japan
Ltd. (2)(a) 5,900 281,120
Medipal Holdings Corp. (2)(a) 25,900 451,414
MEIJI Holdings Co. Ltd. (2)(a) 6,500 162,581
MINEBEA MITSUMI, Inc. (2)(a) 16,700 330,100
MISUMI Group, Inc. (2)(a) 7,200 130,601
Mitsubishi Chemical Group Corp.
(2)(a) 58,100 373,724
Mitsubishi Corp. (2)(a) 18,300 380,271
Mitsubishi Electric Corp. (2)(a) 54,600 885,664
Mitsubishi Gas Chemical Co., Inc.
(2)(a) 23,100 450,397
Mitsubishi HC Capital, Inc. (2)(a) 82,100 583,085
Mitsui & Co. Ltd. (2)(a) 17,300 386,898
Mitsui Chemicals, Inc. (2)(a) 9,900 264,450
Mitsui OSK Lines Ltd. (2)(a) 1,500 51,931
MS&AD Insurance Group
Holdings, Inc. (2)(a) 33,500 787,390
INVESTMENTS SHARES VALUE ($)
Japan - 23.0% (continued)
Murata Manufacturing Co. Ltd. (2)
(a) 7,600 150,394
Nexon Co. Ltd. (2)(a) 6,300 125,193
NGK Insulators Ltd. (2)(a) 39,900 524,770
NH Foods Ltd. (2)(a) 11,800 437,488
Nintendo Co. Ltd. (2)(a) 4,100 219,151
NIPPON EXPRESS HOLDINGS,
Inc. (2)(a) 3,500 184,334
Nippon Steel Corp. (2)(a) 11,600 259,981
Nippon Yusen KK (2)(a) 14,500 532,608
Nisshin Seifun Group, Inc. (2)(a) 18,700 236,685
Nitto Denko Corp. (2)(a) 35,000 588,990
NOF Corp. (2)(a) 3,300 56,997
Nomura Holdings, Inc. (2)(a) 42,300 220,763
Nomura Real Estate Holdings, Inc.
(2)(a) 5,700 153,576
Obayashi Corp. (2)(a) 21,800 277,812
Oji Holdings Corp. (2)(a) 175,800 704,293
Ono Pharmaceutical Co. Ltd. (2)(a) 28,900 387,934
Open House Group Co. Ltd. (2)(a) 5,800 219,389
ORIX Corp. (2)(a) 3,800 88,916
Osaka Gas Co. Ltd. (2)(a) 31,900 719,412
Otsuka Corp. (2)(a) 37,100 916,254
Otsuka Holdings Co. Ltd. (2)(a) 13,700 778,148
Pan Pacific International Holdings
Corp. (2)(a) 2,200 57,164
Panasonic Holdings Corp. (2)(a) 110,900 974,229
Persol Holdings Co. Ltd. (2) 276,200 497,749
Renesas Electronics Corp. (2) 3,300 47,892
Ricoh Co. Ltd. (2)(a) 24,300 263,716
Rohm Co. Ltd. (2) 5,300 59,708
Rohto Pharmaceutical Co. Ltd. (2)
(a) 10,100 252,799
Ryohin Keikaku Co. Ltd. (2)(a) 33,300 611,481
Santen Pharmaceutical Co. Ltd.
(2)(a) 49,600 602,111
Sanwa Holdings Corp. (2)(a) 11,300 300,835
SCREEN Holdings Co. Ltd. (2)(a) 6,400 450,057
SCSK Corp. (2)(a) 9,800 203,195
Secom Co. Ltd. (2)(a) 2,800 103,569
Sega Sammy Holdings, Inc. (2)(a) 10,500 210,364
Seiko Epson Corp. (2)(a) 23,000 425,469
Sekisui Chemical Co. Ltd. (2)(a) 32,200 503,471
Shimamura Co. Ltd. (2)(a) 20,200 1,103,440
Shinko Electric Industries Co. Ltd.
(2)*(a) 4,000 152,975
Shionogi & Co. Ltd. (2)(a) 22,800 326,819
Skylark Holdings Co. Ltd. (2)(a) 20,500 330,729
Sohgo Security Services Co. Ltd.
(2)(a) 69,200 503,616
Sojitz Corp. (2)(a) 28,120 666,266
Sompo Holdings, Inc. (2)(a) 36,000 811,469
Square Enix Holdings Co. Ltd. (2)
(a) 22,300 885,261
Stanley Electric Co. Ltd. (2)(a) 9,200 172,446
Subaru Corp. (2)(a) 28,800 509,505
Sugi Holdings Co. Ltd. (2)(a) 16,000 295,483
Sumitomo Corp. (2)(a) 23,500 527,717
Sumitomo Heavy Industries Ltd.
(2)(a) 22,000 532,333

AQR Funds | N-PORT Part F | September 2024
See notes to Schedule of Investments.
AQR ALTERNATIVE RISK PREMIA FUND
Consolidated Schedule of Investments
September 30, 2024 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
Japan - 23.0% (continued)
Sumitomo Mitsui Trust Holdings,
Inc. (2)(a) 10,600 253,710
Suntory Beverage & Food Ltd. (2)
(a) 12,100 455,613
TBS Holdings, Inc. (2)(a) 7,400 202,541
TDK Corp. (2)(a) 49,000 625,942
TIS, Inc. (2)(a) 4,400 112,318
Toho Co. Ltd. (2)(a) 3,900 158,182
Tohoku Electric Power Co., Inc.
(2)(a) 19,300 184,963
Tokyo Century Corp. (2)(a) 12,700 143,056
Tokyo Electric Power Co. Holdings,
Inc. (2)*(a) 32,600 144,583
Tokyo Gas Co. Ltd. (2)(a) 18,700 435,581
Tokyu Fudosan Holdings Corp. (2)
(a) 35,800 249,084
TOPPAN Holdings, Inc. (2)(a) 36,300 1,080,371
Toray Industries, Inc. (2)(a) 39,500 233,280
Tosoh Corp. (2)(a) 24,300 325,369
Toyo Suisan Kaisha Ltd. (2)(a) 10,400 682,813
Toyota Industries Corp. (2)(a) 5,500 426,484
Toyota Tsusho Corp. (2)(a) 51,000 932,468
Tsuruha Holdings, Inc. (2)(a) 3,100 196,080
Yamazaki Baking Co. Ltd. (2)(a) 1,700 33,685
Yokogawa Electric Corp. (2)(a) 9,700 248,561
Zensho Holdings Co. Ltd. (2)(a) 7,600 421,085
ZOZO, Inc. (2) 1,900 69,026
50,797,952
Luxembourg - 0 .1%
Aperam SA (2) 3,942 123,573
Netherlands - 2 .2%
Aalberts NV (2)(a) 8,465 344,118
ABN AMRO Bank NV, CVA (2)(a)
(b) 38,691 699,218
Arcadis NV (2)(a) 841 58,313
ASR Nederland NV (2)(a) 4,019 197,021
Koninklijke Ahold Delhaize NV (a) 44,729 1,544,986
Koninklijke KPN NV (2)(a) 68,716 280,656
Koninklijke Philips NV (2)*(a) 15,323 502,374
NN Group NV (2)(a) 10,597 528,749
Randstad NV (2)(a) 12,614 626,741
4,782,176
Norway - 0 .4%
Kongsberg Gruppen ASA (2)(a) 5,689 555,698
Norsk Hydro ASA (2)(a) 25,655 165,732
Orkla ASA (2)(a) 10,761 101,492
822,922
Portugal - 0 .1%
Galp Energia SGPS SA (2) 6,961 130,291
Singapore - 0 .9%
Genting Singapore Ltd. (2) 1,144,300 775,654
Jardine Cycle & Carriage Ltd. (2) 2,000 42,905
Oversea-Chinese Banking Corp.
Ltd. (2) 41,200 482,286
Singapore Airlines Ltd. (2) 72,000 380,081
STMicroelectronics NV (2) 7,431 221,922
INVESTMENTS SHARES VALUE ($)
Singapore - 0.9% (continued)
UOL Group Ltd. (2) 4,400 19,014
1,921,862
Spain - 2 .4%
Acciona SA (2)(a) 1,982 281,200
Acerinox SA (2)(a) 47,984 516,000
ACS Actividades de Construccion
y Servicios SA (2)(a) 5,824 268,819
Banco Bilbao Vizcaya Argentaria
SA (2)(a) 101,181 1,092,985
Banco de Sabadell SA (2)(a) 408,502 867,549
Banco Santander SA (2)(a) 260,417 1,334,342
Mapfre SA (2)(a) 139,264 370,874
Repsol SA (2)(a) 41,075 541,750
5,273,519
Sweden - 3 .8%
AAK AB (2)(a) 9,608 315,054
Axfood AB (2)(a) 2,248 63,358
Billerud Aktiebolag (2)(a) 29,100 333,873
Elekta AB, Class B (2)(a) 21,686 154,598
Embracer Group AB, Class B
(2)*(a) 124,287 322,852
Essity AB, Class B (a) 26,952 841,002
Getinge AB, Class B (2)(a) 28,317 609,429
H & M Hennes & Mauritz AB, Class
B (2)(a) 26,996 459,785
Hexpol AB (2)(a) 15,135 156,521
Sandvik AB (2)(a) 19,650 439,711
Securitas AB, Class B (2)(a) 43,733 555,184
Skanska AB, Class B (2)(a) 14,518 302,632
SKF AB, Class B (2)(a) 51,754 1,030,882
SSAB AB, Class B (2)(a) 120,007 614,457
Swedbank AB, Class A (2)(a) 5,778 122,642
Telefonaktiebolaget LM Ericsson,
Class B (2)(a) 75,949 573,905
Telia Co. AB (a) 30,648 99,104
Trelleborg AB, Class B (2)(a) 15,628 601,536
Volvo AB, Class B (2)(a) 18,318 484,551
Volvo Car AB, Class B (2)*(a) 83,865 230,880
8,311,956
Switzerland - 3 .3%
Adecco Group AG (Registered)
(2)(a) 10,077 343,669
BKW AG (2)(a) 2,186 396,406
DKSH Holding AG (2)(a) 4,009 318,871
Flughafen Zurich AG (Registered)
(2)(a) 2,052 493,651
Geberit AG (Registered) (2)(a) 489 319,222
Georg Fischer AG (Registered)
(2)(a) 1,445 109,374
Kuehne + Nagel International AG
(Registered) (2)(a) 700 191,253
Logitech International SA
(Registered) (2)(a) 6,493 581,518
Novartis AG (Registered) (2)(a) 11,366 1,308,709
PSP Swiss Property AG
(Registered) (2)(a) 368 53,917
Schindler Holding AG (2)(a) 1,549 454,638

Consolidated Schedule of Investments
September 30, 2024 (Unaudited)
AQR ALTERNATIVE RISK PREMIA FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | September 2024

(Continued)
INVESTMENTS SHARES VALUE ($)
Switzerland - 3.3% (continued)
SGS SA (Registered) (2) 770 85,979
Sonova Holding AG (Registered)
(2)(a) 783 282,033
Swatch Group AG (The) (2)(a) 693 148,598
Swiss Life Holding AG (Registered)
(2)(a) 774 647,652
Swisscom AG (Registered) (2)(a) 1,214 793,361
Tecan Group AG (Registered) (2)
(a) 873 286,885
UBS Group AG (Registered) (2)(a) 15,925 492,784
7,308,520
United Kingdom - 6 .9%
abrdn plc (2)(a) 23,883 52,132
Aviva plc (2)(a) 45,026 291,623
BAE Systems plc (2)(a) 35,160 583,729
Barclays plc (2)(a) 444,147 1,334,476
Barratt Developments plc (2)(a) 45,164 289,755
Beazley plc (2)(a) 21,566 220,236
BT Group plc (2)(a) 405,302 803,337
Centrica plc (2) 362,651 567,238
CK Hutchison Holdings Ltd. (2)(a) 7,500 42,523
DCC plc (2)(a) 7,677 524,104
easyJet plc (2)(a) 26,964 187,786
Frasers Group plc (2)*(a) 6,592 73,511
Harbour Energy plc (2)(a) 9,416 33,584
Howden Joinery Group plc (2)(a) 13,817 167,908
HSBC Holdings plc (2)(a) 29,580 265,363
Imperial Brands plc (2)(a) 19,030 553,565
InterContinental Hotels Group plc
(2)(a) 1,942 211,484
International Distribution Services
plc (a) 25,262 115,642
Investec plc (2)(a) 17,873 136,032
J Sainsbury plc (2)(a) 40,622 160,755
JD Sports Fashion plc (2)(a) 301,331 621,327
Johnson Matthey plc (2)(a) 6,540 133,371
Just Eat Takeaway.com NV (2)*(a)
(b) 54,165 811,903
Kingfisher plc (2)(a) 155,618 671,608
Lloyds Banking Group plc (2) 452,064 355,455
Man Group plc (2)(a) 91,605 259,670
Marks & Spencer Group plc (2)(a) 201,395 1,005,053
NatWest Group plc (2)(a) 154,600 715,698
Pearson plc (2)(a) 15,578 211,773
Rolls-Royce Holdings plc (2)*(a) 163,978 1,160,553
Standard Chartered plc (2)(a) 106,101 1,125,305
Subsea 7 SA (2)(a) 21,968 354,733
Taylor Wimpey plc (2)(a) 24,371 53,608
Tesco plc (2)(a) 48,583 233,262
Travis Perkins plc (2)(a) 13,912 173,205
Vodafone Group plc (2) 684,410 685,914
15,187,221
United States - 89 .5%
3M Co. (a) 10,175 1,390,923
A O Smith Corp. (a) 4,324 388,425
Abbott Laboratories (a)(c) 5,540 631,615
AbbVie, Inc. (a)(c) 5,215 1,029,858
INVESTMENTS SHARES VALUE ($)
United States - 89.5% (continued)
Abercrombie & Fitch Co., Class
A *(a) 508 71,069
Acuity Brands, Inc. (a) 4,841 1,333,163
Adobe, Inc. *(a) 1,834 949,609
ADT, Inc. (a) 57,300 414,279
Agilent Technologies, Inc. (a) 2,832 420,495
Akamai Technologies, Inc. *(a)(c) 3,746 378,159
Align Technology, Inc. *(a) 869 221,004
ALLETE, Inc. (a) 6,698 429,945
Allison Transmission Holdings,
Inc. (a) 10,858 1,043,128
Alphabet, Inc., Class A (a) 5,644 936,057
Altria Group, Inc. (a) 25,267 1,289,628
Amdocs Ltd. (a) 3,979 348,083
American Electric Power Co., Inc.
(a)(c) 7,794 799,664
Ameriprise Financial, Inc. (a)(c) 1,094 513,972
Amkor Technology, Inc. (a) 31,904 976,262
Analog Devices, Inc. (a)(c) 882 203,010
Apple, Inc. (a)(c) 723 168,459
Applied Industrial Technologies,
Inc. (a) 160 35,701
Applied Materials, Inc. (a) 3,392 685,354
Aramark (a) 13,022 504,342
Archer-Daniels-Midland Co. (a)(c) 4,400 262,856
Arista Networks, Inc. *(a) 1,769 678,978
Arrow Electronics, Inc. *(a) 6,298 836,563
ASGN, Inc. *(a)(c) 3,161 294,700
Associated Banc-Corp. (a)(c) 9,558 205,879
Assurant, Inc. (a) 1,736 345,221
Assured Guaranty Ltd. (a) 1,012 80,474
AT&T, Inc. (a) 69,164 1,521,607
Automatic Data Processing, Inc.
(a)(c) 765 211,698
AutoNation, Inc. *(a) 3,231 578,091
Avantor, Inc. *(a)(c) 12,827 331,834
Avient Corp. (a) 5,165 259,903
Avnet, Inc. (a) 11,755 638,414
Axalta Coating Systems Ltd. *(a) 4,056 146,787
Axis Capital Holdings Ltd. (a) 4,090 325,605
Bank of New York Mellon Corp.
(The) (a) 15,623 1,122,669
Bank OZK (a) 13,441 577,829
Baxter International, Inc. (a)(c) 19,569 743,035
Belden, Inc. (a)(c) 1,302 152,503
BellRing Brands, Inc. *(a) 2,282 138,563
Berry Global Group, Inc. (a) 8,177 555,872
Best Buy Co., Inc. (a)(c) 7,746 800,162
Black Hills Corp. (a) 8,839 540,240
Booking Holdings, Inc. (a) 234 985,636
BorgWarner, Inc. (a) 5,607 203,478
Boston Beer Co., Inc. (The), Class
A *(a) 521 150,642
BP plc (2)(a) 76,843 400,778
Brink's Co. (The) (a) 919 106,273
Bristol-Myers Squibb Co. (a) 9,493 491,168
BRP, Inc. (a) 1,694 100,817
Bruker Corp. (a) 1,401 96,753
Builders FirstSource, Inc. *(a) 3,032 587,784
Bunge Global SA (a)(c) 3,441 332,538

AQR Funds | N-PORT Part F | September 2024
See notes to Schedule of Investments.
AQR ALTERNATIVE RISK PREMIA FUND
Consolidated Schedule of Investments
September 30, 2024 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
United States - 89.5% (continued)
BWX Technologies, Inc. (a) 2,649 287,946
Cabot Corp. (a)(c) 3,789 423,497
CACI International, Inc., Class A
*(a) 1,186 598,408
Cadence Design Systems, Inc.
*(a)(c) 1,531 414,947
Capital One Financial Corp. (a) 5,026 752,543
Cardinal Health, Inc. (a) 9,042 999,322
Carlisle Cos., Inc. (a) 258 116,036
Carnival Corp. *(a)(c) 13,307 245,913
Carter's, Inc. (a) 5,060 328,799
Casey's General Stores, Inc. (a) 802 301,319
Caterpillar, Inc. (a) 1,273 497,896
Cboe Global Markets, Inc. (a) 177 36,262
CBRE Group, Inc., Class A *(a) 6,082 757,087
Cencora, Inc. (a)(c) 2,366 532,539
Centene Corp. *(a) 11,760 885,293
Charles River Laboratories
International, Inc. *(a)(c) 1,046 206,031
Ciena Corp. *(a) 5,543 341,393
Cigna Group (The) (a) 553 191,581
Cincinnati Financial Corp. (a) 2,854 388,486
Cintas Corp. (a)(c) 3,636 748,580
Cirrus Logic, Inc. *(a) 5,839 725,262
Cisco Systems, Inc. (a) 1,106 58,861
Citigroup, Inc. (a) 5,854 366,460
Citizens Financial Group, Inc. (a) 7,121 292,459
Clean Harbors, Inc. *(a) 1,985 479,794
CMS Energy Corp. (a) 855 60,389
CNA Financial Corp. (a) 4,627 226,445
CNO Financial Group, Inc. (a) 20,004 702,140
Coca-Cola Co. (The) (a) 3,085 221,688
Coca-Cola Consolidated, Inc. (a) 692 910,949
Cognizant Technology Solutions
Corp., Class A (a) 9,153 706,429
Colgate-Palmolive Co. (a) 5,633 584,762
Columbia Sportswear Co. (a)(c) 7,514 625,090
Comcast Corp., Class A (a) 11,421 477,055
Commercial Metals Co. (a) 9,745 535,585
CommVault Systems, Inc. *(a) 4,692 721,864
Concentrix Corp. (a) 3,666 187,883
Copart, Inc. *(a)(c) 10,600 555,440
Corebridge Financial, Inc. (a) 25,105 732,062
Corpay, Inc. *(a)(c) 975 304,941
Costco Wholesale Corp. (a) 78 69,149
Crane NXT Co. (a)(c) 3,416 191,638
CRH plc (2)(a) 1,151 105,341
Crowdstrike Holdings, Inc., Class
A *(a) 799 224,096
Cummins, Inc. (a) 1,725 558,538
Curtiss-Wright Corp. (a) 1,905 626,154
CVS Health Corp. (a) 6,760 425,069
Darden Restaurants, Inc. (a)(c) 2,142 351,566
Deckers Outdoor Corp. *(a) 3,666 584,544
Dell Technologies, Inc., Class C
(a)(c) 7,067 837,722
DENTSPLY SIRONA, Inc. (a)(c) 9,758 264,051
Devon Energy Corp. (a) 2,393 93,614
Dick's Sporting Goods, Inc. (a) 2,674 558,064
Dillard's, Inc., Class A (a)(c) 455 174,579
INVESTMENTS SHARES VALUE ($)
United States - 89.5% (continued)
DocuSign, Inc., Class A *(a) 9,024 560,300
Dolby Laboratories, Inc., Class A
(a) 5,029 384,869
Domino's Pizza, Inc. (a) 744 320,024
Donaldson Co., Inc. (a) 5,554 409,330
DoorDash, Inc., Class A *(a) 2,210 315,433
Dover Corp. (a) 2,090 400,737
Dow, Inc. (a)(c) 2,872 156,897
Doximity, Inc., Class A *(a) 5,165 225,039
Dropbox, Inc., Class A *(a)(c) 46,560 1,184,021
Duke Energy Corp. (a) 1,138 131,211
Duolingo, Inc., Class A *(a) 313 88,272
DXC Technology Co. *(a) 23,072 478,744
Eagle Materials, Inc. (a)(c) 2,728 784,709
Eastman Chemical Co. (a) 5,178 579,677
eBay, Inc. (a)(c) 13,312 866,744
Elanco Animal Health, Inc. *(a) 5,906 86,759
Electronic Arts, Inc. (a) 2,873 412,103
Elevance Health, Inc. (a) 895 465,400
EMCOR Group, Inc. (a) 2,837 1,221,414
Encompass Health Corp. (a) 1,101 106,401
EnerSys (a) 5,306 541,477
Entergy Corp. (a) 6,063 797,951
Envista Holdings Corp. *(a)(c) 20,439 403,875
EOG Resources, Inc. (a)(c) 2,147 263,931
EPAM Systems, Inc. *(a) 729 145,093
Equitable Holdings, Inc. (a) 14,065 591,152
Esab Corp. (a) 1,276 135,652
Euronet Worldwide, Inc. *(a) 3,135 311,086
Evercore, Inc., Class A (a) 3,975 1,007,027
Everest Group Ltd. (a) 882 345,594
Evergy, Inc. (a) 5,383 333,800
Exact Sciences Corp. *(a) 1,638 111,581
Exelixis, Inc. *(a) 24,744 642,107
Expedia Group, Inc. *(a) 4,941 731,367
F5, Inc. *(a) 3,630 799,326
Fair Isaac Corp. *(a)(c) 541 1,051,444
Fastenal Co. (a) 2,450 174,979
Federated Hermes, Inc., Class B
(a) 17,992 661,566
Ferguson Enterprises, Inc. (a) 2,296 455,917
Fidelity National Financial, Inc. (a) 6,235 386,944
Fidelity National Information
Services, Inc. (a) 10,008 838,170
First Horizon Corp. (a) 2,371 36,822
FirstCash Holdings, Inc. (a)(c) 1,047 120,196
Fiserv, Inc. *(a)(c) 2,817 506,074
Flowers Foods, Inc. (a)(c) 7,857 181,261
Flowserve Corp. (a) 3,592 185,670
Fluor Corp. *(a) 9,050 431,776
FNB Corp. (a)(c) 14,390 203,043
Fortinet, Inc. *(a) 3,872 300,274
Fox Corp., Class A (a)(c) 9,376 396,886
Franklin Resources, Inc. (a)(c) 7,703 155,215
Gap, Inc. (The) (a) 21,175 466,909
Garmin Ltd. (a) 274 48,232
Gartner, Inc. *(a) 1,011 512,334
Gates Industrial Corp. plc *(a) 26,702 468,620
GE Aerospace (a) 7,496 1,413,596

Consolidated Schedule of Investments
September 30, 2024 (Unaudited)
AQR ALTERNATIVE RISK PREMIA FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | September 2024

(Continued)
INVESTMENTS SHARES VALUE ($)
United States - 89.5% (continued)
GE HealthCare Technologies, Inc.
(a) 6,931 650,474
Gen Digital, Inc. (a)(c) 13,597 372,966
Generac Holdings, Inc. *(a) 494 78,487
General Dynamics Corp. (a) 3,718 1,123,580
General Motors Co. (a) 9,759 437,594
Gilead Sciences, Inc. (a) 7,153 599,708
Gitlab, Inc., Class A *(a) 1,073 55,302
Global Payments, Inc. (a) 7,757 794,472
Globe Life, Inc. (a) 1,465 155,158
GoDaddy, Inc., Class A *(a) 920 144,238
Graco, Inc. (a)(c) 3,814 333,763
Graham Holdings Co., Class B (a) 1,136 933,474
GRAIL, Inc. * 11,067 152,282
Grand Canyon Education, Inc. *(a) 4,460 632,651
Greif, Inc., Class A (a) 2,122 132,965
GSK plc (2)(a) 12,011 244,556
H&R Block, Inc. (a)(c) 17,067 1,084,608
Hancock Whitney Corp. (a) 2,081 106,485
Hartford Financial Services Group,
Inc. (The) (a) 11,348 1,334,638
HCA Healthcare, Inc. (a)(c) 1,076 437,319
Helen of Troy Ltd. *(a) 2,310 142,874
Henry Schein, Inc. *(a)(c) 2,044 149,008
Hewlett Packard Enterprise Co. (a) 24,512 501,516
Hexcel Corp. (a) 3,341 206,574
HF Sinclair Corp. (a) 6,373 284,045
Holcim AG (2)(a) 13,337 1,306,131
Hologic, Inc. *(a)(c) 7,701 627,323
Honeywell International, Inc. (a) 1,375 284,226
Howmet Aerospace, Inc. (a) 8,256 827,664
HP, Inc. (a)(c) 22,730 815,325
Hubbell, Inc., Class B (a) 710 304,129
Huntington Bancshares, Inc. (a)(c) 18,651 274,170
Huntington Ingalls Industries, Inc.
(a) 3,130 827,509
IAC, Inc. *(a) 3,222 173,408
Incyte Corp. *(a) 7,206 476,317
Informatica, Inc., Class A *(a) 2,943 74,399
Ingredion, Inc. (a) 3,802 522,509
Insperity, Inc. (a) 2,866 252,208
International Bancshares Corp. (a) 4,770 285,198
International Business Machines
Corp. (a)(c) 2,339 517,106
Interpublic Group of Cos., Inc.
(The) (a)(c) 7,801 246,746
Intuit, Inc. (a) 1,128 700,488
Invesco Ltd. (a) 11,304 198,498
IQVIA Holdings, Inc. *(a) 1,689 400,242
ITT, Inc. (a) 3,107 464,528
Jabil, Inc. (a) 7,377 883,986
Janus Henderson Group plc (a) 19,372 737,492
Jazz Pharmaceuticals plc *(a) 4,089 455,555
JB Hunt Transport Services, Inc.
(a)(c) 244 42,049
Jefferies Financial Group, Inc. (a)
(c) 6,481 398,906
Johnson & Johnson (a)(c) 9,079 1,471,342
Jones Lang LaSalle, Inc. *(a) 2,882 777,592
KB Home (a)(c) 8,288 710,199
INVESTMENTS SHARES VALUE ($)
United States - 89.5% (continued)
Kenvue, Inc. (a)(c) 19,100 441,783
Kimberly-Clark Corp. (a) 4,872 693,188
Kirby Corp. *(a) 582 71,254
KLA Corp. (a) 596 461,548
Kohl's Corp. (a)(c) 11,825 249,508
Kraft Heinz Co. (The) (a)(c) 2,531 88,863
Kroger Co. (The) (a) 22,411 1,284,150
Kyndryl Holdings, Inc. *(a) 16,293 374,413
L3Harris Technologies, Inc. (a) 1,016 241,676
Lam Research Corp. (a)(c) 639 521,475
Landstar System, Inc. (a)(c) 3,697 698,252
Lantheus Holdings, Inc. *(a)(c) 2,434 267,132
Leidos Holdings, Inc. (a) 2,118 345,234
Lennar Corp., Class A (a) 5,442 1,020,266
Lincoln Electric Holdings, Inc. (a)
(c) 1,054 202,389
Lockheed Martin Corp. (a) 2,662 1,556,098
Loews Corp. (a) 6,788 536,591
Louisiana-Pacific Corp. (a) 2,215 238,024
Lowe's Cos., Inc. (a) 266 72,046
LyondellBasell Industries NV, Class
A (a) 3,901 374,106
M&T Bank Corp. (a)(c) 2,518 448,506
Macy's, Inc. (a)(c) 33,103 519,386
Manhattan Associates, Inc. *(a) 1,569 441,485
ManpowerGroup, Inc. (a) 11,125 817,910
Masco Corp. (a) 4,903 411,558
Mastercard, Inc., Class A (a) 427 210,853
Matador Resources Co. (a) 1,124 55,548
Match Group, Inc. *(a)(c) 6,123 231,694
Maximus, Inc. (a) 5,590 520,764
McDonald's Corp. (a) 636 193,668
McKesson Corp. (a) 902 445,967
Medpace Holdings, Inc. *(a)(c) 1,432 478,002
Medtronic plc (a) 11,701 1,053,441
Merck & Co., Inc. (a) 7,088 804,913
Meta Platforms, Inc., Class A (a) 2,162 1,237,615
MetLife, Inc. (a) 2,969 244,883
Mettler-Toledo International, Inc.
*(a)(c) 351 526,395
MGIC Investment Corp. (a) 5,031 128,794
Middleby Corp. (The) *(a)(c) 1,407 195,756
MKS Instruments, Inc. (a) 291 31,635
Mohawk Industries, Inc. *(a) 3,970 637,900
Molina Healthcare, Inc. *(a)(c) 1,232 424,498
Molson Coors Beverage Co., Class
B (a)(c) 19,232 1,106,225
Monolithic Power Systems, Inc.
(a)(c) 278 257,011
Monster Beverage Corp. *(a) 3,811 198,820
Morningstar, Inc. (a) 115 36,699
MSC Industrial Direct Co., Inc.,
Class A (a) 2,020 173,841
Murphy Oil Corp. (a) 3,753 126,626
Murphy USA, Inc. (a) 2,525 1,244,497
Natera, Inc. *(a)(c) 1,117 141,803
National Fuel Gas Co. (a) 6,060 367,297
NetApp, Inc. (a) 4,778 590,131
New York Times Co. (The), Class
A (a) 602 33,513

AQR Funds | N-PORT Part F | September 2024
See notes to Schedule of Investments.
AQR ALTERNATIVE RISK PREMIA FUND
Consolidated Schedule of Investments
September 30, 2024 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
United States - 89.5% (continued)
NewMarket Corp. (a) 187 103,203
NiSource, Inc. (a) 5,454 188,981
Nordstrom, Inc. (a) 12,433 279,618
Northern Trust Corp. (a)(c) 5,045 454,201
Northwestern Energy Group, Inc.
(a)(c) 5,518 315,740
NRG Energy, Inc. (a) 591 53,840
Nutanix, Inc., Class A *(a) 6,989 414,098
nVent Electric plc (a)(c) 5,559 390,575
NVR, Inc. *(a) 16 156,989
OGE Energy Corp. (a) 2,168 88,931
Old National Bancorp (a)(c) 11,061 206,398
Old Republic International Corp.
(a) 17,928 635,010
O'Reilly Automotive, Inc. *(a) 151 173,892
Organon & Co. (a)(c) 10,186 194,858
Oshkosh Corp. (a) 2,444 244,913
Ovintiv, Inc. (a) 2,541 97,346
Owens Corning (a) 4,563 805,461
PACCAR, Inc. (a)(c) 4,531 447,119
Packaging Corp. of America (a) 1,964 423,046
Paychex, Inc. (a) 1,374 184,377
PayPal Holdings, Inc. *(a) 5,863 457,490
Pegasystems, Inc. (a) 2,132 155,828
Penske Automotive Group, Inc. (a) 3,303 536,473
Pentair plc (a) 3,645 356,445
PepsiCo, Inc. (a) 3,318 564,226
Performance Food Group Co. *(a) 2,956 231,662
Philip Morris International, Inc. (a) 2,528 306,899
Phillips 66 (a) 2,492 327,573
Pilgrim's Pride Corp. *(a)(c) 14,145 651,377
Pinnacle Financial Partners, Inc.
(a) 1,039 101,791
Pinnacle West Capital Corp. (a) 5,433 481,309
Pinterest, Inc., Class A *(a) 3,481 112,680
Playtika Holding Corp. (a) 51,848 410,636
Popular, Inc. 7,162 718,134
Post Holdings, Inc. *(a) 1,105 127,904
PPG Industries, Inc. (a) 618 81,860
Premier, Inc., Class A (a)(c) 2,096 41,920
Procter & Gamble Co. (The) (a) 3,877 671,496
Progressive Corp. (The) (a) 1,216 308,572
Prudential Financial, Inc. (a) 2,240 271,264
PulteGroup, Inc. (a)(c) 7,800 1,119,534
Pure Storage, Inc., Class A *(a)(c) 5,203 261,399
PVH Corp. (a) 5,183 522,602
Qorvo, Inc. *(a) 2,804 289,653
QUALCOMM, Inc. (a)(c) 4,259 724,243
Qualys, Inc. *(a) 4,989 640,887
Ralph Lauren Corp., Class A (a) 3,735 724,104
Raymond James Financial, Inc. (a) 732 89,641
Regal Rexnord Corp. (a)(c) 1,692 280,669
Regeneron Pharmaceuticals, Inc.
*(a) 650 683,306
Regions Financial Corp. (a) 8,466 197,512
Reinsurance Group of America,
Inc. (a) 3,816 831,392
Reliance, Inc. (a) 1,161 335,773
RenaissanceRe Holdings Ltd. (a)
(c) 314 85,534
INVESTMENTS SHARES VALUE ($)
United States - 89.5% (continued)
ResMed, Inc. (a)(c) 1,016 248,026
Reynolds Consumer Products,
Inc. (a) 8,084 251,412
RingCentral, Inc., Class A *(a) 16,678 527,525
Robert Half, Inc. (a) 6,095 410,864
ROBLOX Corp., Class A *(a) 6,579 291,187
Roche Holding AG (2)(a) 2,643 845,806
Roper Technologies, Inc. (a)(c) 734 408,427
Royal Gold, Inc. (a) 3,820 535,946
Royalty Pharma plc, Class A (a) 9,701 274,441
RPM International, Inc. (a) 2,037 246,477
RTX Corp. (a) 3,252 394,012
Ryder System, Inc. (a) 4,432 646,186
Salesforce, Inc. (a)(c) 1,600 437,936
Schneider National, Inc., Class B
(a) 28,111 802,288
Science Applications International
Corp. (a) 1,673 232,999
Scotts Miracle-Gro Co. (The) (a) 1,270 110,109
Seaboard Corp. (a) 79 247,823
Seagate Technology Holdings plc
(a)(c) 656 71,852
SEI Investments Co. (a) 8,697 601,745
Service Corp. International (a) 561 44,280
ServiceNow, Inc. *(a)(c) 111 99,277
Shell plc (2)(a) 36,385 1,180,393
Signify NV (2)(a)(b) 19,701 464,737
Silgan Holdings, Inc. (a)(c) 4,416 231,840
Simpson Manufacturing Co., Inc.
(a) 589 112,658
Skechers USA, Inc., Class A *(a) 5,304 354,944
Skyworks Solutions, Inc. (a)(c) 6,824 674,006
Snap-on, Inc. (a) 1,717 497,432
Solventum Corp. *(a) 14,131 985,213
Sprouts Farmers Market, Inc. *(a) 3,582 395,489
SS&C Technologies Holdings, Inc.
(a) 4,422 328,157
State Street Corp. (a) 6,662 589,387
Steel Dynamics, Inc. (a)(c) 5,396 680,328
STERIS plc (a)(c) 1,179 285,955
Stifel Financial Corp. (a) 7,277 683,310
Super Micro Computer, Inc. *(a)(c) 186 77,450
Swiss Re AG (2)(a) 2,444 338,199
Synaptics, Inc. *(a)(c) 836 64,857
Synchrony Financial (a) 27,418 1,367,610
Synopsys, Inc. *(a)(c) 1,051 532,216
T. Rowe Price Group, Inc. (a)(c) 1,850 201,521
Tapestry, Inc. (a) 8,705 408,961
Target Corp. (a) 704 109,725
Taylor Morrison Home Corp., Class
A *(a) 6,531 458,868
TD SYNNEX Corp. (a) 7,130 856,170
TEGNA, Inc. (a)(c) 18,438 290,952
Teleflex, Inc. (a) 1,582 391,260
Tenaris SA (2)(a) 31,712 503,330
Tenet Healthcare Corp. *(a) 6,110 1,015,482
Teradata Corp. *(a) 13,715 416,113
Teradyne, Inc. (a) 2,091 280,048
Terex Corp. (a) 10,530 557,142
Tetra Tech, Inc. (a)(c) 6,025 284,139

Consolidated Schedule of Investments
September 30, 2024 (Unaudited)
AQR ALTERNATIVE RISK PREMIA FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | September 2024

(Continued)
INVESTMENTS SHARES VALUE ($)
United States - 89.5% (continued)
Texas Pacific Land Corp. (a) 253 223,839
Texas Roadhouse, Inc., Class A (a) 4,320 762,912
Textron, Inc. (a) 12,757 1,130,015
Thermo Fisher Scientific, Inc. (a)(c) 539 333,409
Thor Industries, Inc. (a)(c) 1,677 184,286
Timken Co. (The) (a)(c) 5,795 488,461
Toll Brothers, Inc. (a) 5,094 786,972
Travel + Leisure Co. (a) 9,352 430,940
Travelers Cos., Inc. (The) (a) 3,049 713,832
TripAdvisor, Inc. *(a) 11,861 171,866
Tyler Technologies, Inc. *(a)(c) 185 107,988
Tyson Foods, Inc., Class A (a) 4,271 254,381
UFP Industries, Inc. (a) 9,600 1,259,616
U-Haul Holding Co. *(a)(c) 252 19,525
UiPath, Inc., Class A *(a)(c) 35,577 455,386
United Rentals, Inc. (a)(c) 622 503,652
United Therapeutics Corp. *(a) 3,788 1,357,430
Universal Health Services, Inc.,
Class B (a) 3,325 761,458
Unum Group (a) 11,990 712,686
US Foods Holding Corp. *(a) 8,911 548,027
Valero Energy Corp. (a)(c) 1,446 195,253
Valley National Bancorp (a)(c) 22,541 204,221
Veeva Systems, Inc., Class A *(a) 9,785 2,053,576
Veralto Corp. (a) 3,581 400,571
Verisk Analytics, Inc., Class A (a) 778 208,473
Verizon Communications, Inc. (a)
(c) 16,114 723,680
Vertex Pharmaceuticals, Inc. *(a)
(c) 981 456,243
Vestis Corp. (a) 20,816 310,158
Viatris, Inc. (a) 28,198 327,379
Viking Therapeutics, Inc. *(a)(c) 4,112 260,331
Vishay Intertechnology, Inc. (a)(c) 2,976 56,276
Vistra Corp. (a) 5,430 643,672
Vontier Corp. (a) 4,077 137,558
Walgreens Boots Alliance, Inc. (a)
(c) 22,220 199,091
Walmart, Inc. (a) 18,941 1,529,485
Warner Bros Discovery, Inc. *(a)(c) 9,121 75,248
Watts Water Technologies, Inc.,
Class A (a) 1,671 346,214
Wayfair, Inc., Class A *(a)(c) 8,178 459,440
Webster Financial Corp. (a) 1,750 81,568
WESCO International, Inc. (a) 2,320 389,714
Western Union Co. (The) (a) 37,560 448,091
Westlake Corp. (a)(c) 3,695 555,322
Williams-Sonoma, Inc. (a)(c) 5,652 875,608
Wintrust Financial Corp. (a) 880 95,506
Woodward, Inc. (a) 2,630 451,071
Wyndham Hotels & Resorts, Inc.
(a)(c) 1,328 103,770
Xcel Energy, Inc. (a) 4,279 279,419
Zimmer Biomet Holdings, Inc. (a) 4,429 478,111
Zions Bancorp NA (a) 5,299 250,219
Zoetis, Inc., Class A (a)(c) 869 169,785
INVESTMENTS SHARES VALUE ($)
United States - 89.5% (continued)
Zoom Video Communications, Inc.,
Class A *(a) 25,290 1,763,724
197,758,110
TOTAL COMMON STOCKS
(Cost $246,793,834) 369,482,660
PREFERRED STOCKS - 0.2%
Germany - 0 .2%
Henkel AG & Co. KGaA
(Preference) (2)(a)
(Cost $397,744) 4,964 466,615
NO. OF
WARRANTS
WARRANTS - 0.0%
Canada - 0 .0%
Constellation Software, Inc.,
expiring 3/31/2040 (3)*
(Cost $–) 65 –
SHARES
SHORT-TERM INVESTMENTS - 66.2%
INVESTMENT COMPANIES - 51 .1%
Goldman Sachs Financial Square
Funds - Treasury Instruments
Fund, Institutional Shares, 4.75%
(d)(e) 2,976,399 2,976,399
Limited Purpose Cash Investment
Fund, 4.90% (d) 109,859,243 109,826,285
TOTAL INVESTMENT COMPANIES
(Cost $112,776,684) 112,802,684
—
PRINCIPAL
AMOUNT
U.S. TREASURY OBLIGATIONS - 15 .1%
U.S. Treasury Bills
5.29%, 10/3/2024 (2)(f) $ 6,000,000 5,998,435
5.26%, 10/10/2024 (2)(f) 1,248,000 1,246,551
5.29%, 10/17/2024 (2)(f) 1,447,000 1,443,976
5.30%, 10/24/2024 (2)(f) 1,322,000 1,318,011
5.30%, 10/31/2024 (2)(f) 637,000 634,518
5.30%, 11/21/2024 (2)(f) 742,000 737,135
5.31%, 11/29/2024 (2)(f) 959,000 951,627
5.29%, 12/5/2024 (2)(f) 647,000 641,718
5.28%, 12/12/2024 (2)(f) 808,000 800,776
5.29%, 12/19/2024 (2)(f) 842,000 833,676
5.28%, 12/26/2024 (2)(f)(g) 4,190,000 4,144,907
4.76%, 3/6/2025 (2)(f) 1,271,000 1,247,179
4.44%, 3/13/2025 (2)(f)(g) 11,995,000 11,762,551
4.35%, 3/27/2025 (2)(f) 1,519,000 1,487,222
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $33,229,426) 33,248,282
TOTAL SHORT-TERM INVESTMENTS
(Cost $146,006,110) 146,050,966
TOTAL LONG POSITIONS
(Cost $393,197,688) 516,000,241

AQR Funds | N-PORT Part F | September 2024
See notes to Schedule of Investments.
AQR ALTERNATIVE RISK PREMIA FUND
Consolidated Schedule of Investments
September 30, 2024 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
SHORT POSITIONS - (149.0)%
COMMON STOCKS - (147.9)%
Argentina - ( 0 .3 ) %
Arcadium Lithium plc (240,245) (684,698)
Australia - ( 6 .1 ) %
ALS Ltd. (2) (22,076) (218,850)
Ampol Ltd. (2) (4,654) (98,172)
APA Group (2) (129,517) (693,140)
Endeavour Group Ltd. (2) (209,834) (725,635)
Evolution Mining Ltd. (2) (130,606) (416,106)
Glencore plc (2) (20,092) (115,060)
IDP Education Ltd. (2) (54,113) (592,816)
IGO Ltd. (2) (41,182) (165,389)
Insurance Australia Group Ltd. (2) (77,079) (391,719)
Liontown Resources Ltd. (2) (501,178) (277,002)
Lynas Rare Earths Ltd. (2) (253,176) (1,389,058)
Macquarie Group Ltd. (2) (5,787) (925,988)
Mineral Resources Ltd. (2) (29,639) (1,056,734)
National Australia Bank Ltd. (2) (11,256) (291,421)
NEXTDC Ltd. (2) (16,166) (194,952)
Pilbara Minerals Ltd. (2) (370,928) (834,320)
Qantas Airways Ltd. (2) (21,490) (109,696)
Ramsay Health Care Ltd. (2) (22,657) (650,341)
Rio Tinto plc (2) (4,852) (344,432)
Santos Ltd. (2) (7,001) (33,923)
SEEK Ltd. (2) (1,950) (33,380)
Sonic Healthcare Ltd. (2) (42,547) (800,254)
South32 Ltd. (2) (120,207) (308,321)
Transurban Group (2) (24,872) (224,721)
Treasury Wine Estates Ltd. (2) (103,177) (851,772)
Whitehaven Coal Ltd. (2) (75,036) (372,132)
Woodside Energy Group Ltd. (2) (48,548) (836,834)
Woolworths Group Ltd. (2) (19,580) (449,934)
(13,402,102)
Belgium - ( 0 .4 ) %
Anheuser-Busch InBev SA/NV (2) (5,898) (390,844)
D'ieteren Group (2) (906) (191,848)
Elia Group SA/NV (2) (2,170) (248,009)
Lotus Bakeries NV (2) (5) (67,096)
(897,797)
Brazil - ( 0 .0 ) % †
Wheaton Precious Metals Corp. (513) (31,331)
Burkina Faso - ( 0 .2 ) %
Endeavour Mining plc (2) (17,149) (405,836)
Canada - ( 5 .8 ) %
Alamos Gold, Inc., Class A (2,055) (40,950)
Algonquin Power & Utilities Corp. (79,343) (433,543)
Alimentation Couche-Tard, Inc. (5,862) (324,080)
AtkinsRealis Group, Inc. (5,219) (212,048)
Bank of Montreal (2,413) (217,740)
Barrick Gold Corp. (7,574) (150,646)
BCE, Inc. (6,561) (228,103)
Bombardier, Inc., Class B (883) (67,189)
Brookfield Asset Management Ltd.,
Class A (698) (32,999)
Brookfield Corp., Class A (12,050) (639,988)
INVESTMENTS SHARES VALUE ($)
Canada - (5.8)% (continued)
Brookfield Infrastructure Corp.,
Class A (4,152) (180,300)
CAE, Inc. (7,293) (136,914)
Cameco Corp. (13,356) (638,050)
Canadian National Railway Co. (4,213) (493,336)
Canadian Natural Resources Ltd. (1,474) (48,946)
Canadian Pacific Kansas City Ltd. (8,003) (684,467)
Capstone Copper Corp. (42,683) (333,587)
Colliers International Group, Inc. (2,069) (313,995)
Dollarama, Inc. (1,080) (110,631)
Element Fleet Management Corp. (25,722) (546,981)
Enbridge, Inc. (18,617) (756,270)
Franco-Nevada Corp. (5,624) (698,525)
Keyera Corp. (3,942) (122,913)
Lumine Group, Inc. (h) (225) (5,257)
Metro, Inc., Class A (3,660) (231,353)
Northland Power, Inc. (1,904) (32,844)
Nuvei Corp. (b) (4,885) (162,900)
Pan American Silver Corp. (13,973) (291,765)
Pembina Pipeline Corp. (3,589) (147,944)
PrairieSky Royalty Ltd. (14,268) (290,012)
RB Global, Inc. (6,618) (532,640)
Restaurant Brands International,
Inc. (5,636) (406,682)
Rogers Communications, Inc.,
Class B (4,095) (164,654)
Royal Bank of Canada (3,387) (422,733)
Shopify, Inc., Class A (6,151) (492,780)
TC Energy Corp. (3,185) (151,402)
Teck Resources Ltd., Class B (13,541) (707,262)
Thomson Reuters Corp. (1,601) (273,086)
Toronto-Dominion Bank (The) (17,364) (1,097,985)
WSP Global, Inc. (262) (46,548)
(12,870,048)
Chile - ( 0 .3 ) %
Antofagasta plc (2) (8,804) (237,311)
Lundin Mining Corp. (33,237) (348,233)
(585,544)
China - ( 0 .2 ) %
Prosus NV (7,941) (347,040)
Denmark - ( 2 .1 ) %
Ambu A/S, Class B (2) (7,603) (148,991)
AP Moller - Maersk A/S, Class B
(2) (117) (196,886)
Coloplast A/S, Class B (2) (1,612) (210,117)
Demant A/S (2) (1,576) (61,356)
DSV A/S (2) (5,363) (1,103,759)
GN Store Nord A/S (2) (12,716) (283,364)
Novonesis (Novozymes), Class
B (2) (2,066) (148,743)
Orsted A/S (2)(b) (14,226) (942,222)
Tryg A/S (2) (17,864) (423,641)
Vestas Wind Systems A/S (2) (46,832) (1,030,477)
(4,549,556)

Consolidated Schedule of Investments
September 30, 2024 (Unaudited)
AQR ALTERNATIVE RISK PREMIA FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | September 2024

(Continued)
INVESTMENTS SHARES VALUE ($)
Finland - ( 1 .1 ) %
Neste OYJ (2) (33,613) (653,036)
Nordea Bank Abp (2) (31,211) (368,453)
Sampo OYJ, Class A (2) (13,234) (617,239)
Stora Enso OYJ, Class R (2) (40,706) (520,796)
UPM-Kymmene OYJ (2) (8,699) (291,194)
(2,450,718)
France - ( 4 .9 ) %
Accor SA (2) (8,039) (349,455)
Aeroports de Paris SA (2) (1,347) (172,992)
Air France-KLM (2) (17,635) (176,614)
Air Liquide SA (2) (482) (93,079)
Airbus SE (2) (940) (137,575)
Alstom SA (2) (44,521) (925,005)
AXA SA (2) (8,283) (318,870)
BioMerieux (2) (1,027) (123,085)
Capgemini SE (2) (229) (49,441)
Cie Generale des Etablissements
Michelin SCA (2) (1,686) (68,474)
Dassault Systemes SE (2) (22,470) (892,526)
Edenred SE (2) (14,757) (558,931)
EssilorLuxottica SA (2) (624) (147,841)
Forvia SE (2) (3,369) (34,660)
Hermes International SCA (2) (255) (627,901)
Kering SA (2) (2,612) (751,871)
Legrand SA (2) (1,063) (122,464)
L'Oreal SA (2) (974) (436,875)
LVMH Moet Hennessy Louis
Vuitton SE (2) (1,423) (1,091,264)
Pernod Ricard SA (2) (8,422) (1,274,184)
Remy Cointreau SA (2) (741) (57,723)
Renault SA (2) (10,011) (435,207)
Safran SA (2) (333) (78,363)
Sartorius Stedim Biotech (2) (3,460) (724,451)
SCOR SE (2) (2,202) (49,259)
SOITEC (2) (2,886) (289,058)
Teleperformance SE (2) (722) (74,691)
Thales SA (2) (3,248) (516,209)
Valeo SE (2) (8,673) (104,943)
Vivendi SE (2) (11,346) (131,253)
Worldline SA (2)(b) (12,032) (87,673)
(10,901,937)
Germany - ( 3 .7 ) %
adidas AG (2) (490) (129,843)
Bayer AG (Registered) (2) (15,088) (510,453)
Bayerische Motoren Werke AG (2) (6,647) (587,838)
Carl Zeiss Meditec AG (2) (3,262) (258,788)
Daimler Truck Holding AG (2) (5,053) (189,727)
Deutsche Lufthansa AG
(Registered) (2) (8,916) (65,304)
Deutsche Telekom AG (Registered)
(2) (2,524) (74,128)
Fraport AG Frankfurt Airport
Services Worldwide (2) (2,999) (167,327)
Infineon Technologies AG (2) (27,670) (971,437)
Mercedes-Benz Group AG (2) (11,796) (764,371)
Merck KGaA (2) (2,810) (496,052)
MTU Aero Engines AG (2) (695) (217,207)
Nemetschek SE (2) (661) (68,704)
INVESTMENTS SHARES VALUE ($)
Germany - (3.7)% (continued)
Puma SE (2) (5,310) (222,043)
Rational AG (2) (84) (85,760)
Rheinmetall AG (2) (750) (407,720)
RWE AG (2) (6,879) (250,621)
SAP SE (2) (871) (199,226)
Scout24 SE (2)(b) (1,702) (146,539)
Siemens AG (Registered) (2) (4,542) (918,883)
Siemens Healthineers AG (2)(b) (8,721) (523,789)
Symrise AG, Class A (2) (1,291) (178,661)
TeamViewer SE (2)(b) (6,887) (87,930)
United Internet AG (Registered) (2) (3,076) (63,275)
Vonovia SE (2) (4,010) (146,391)
Wacker Chemie AG (2) (1,627) (160,924)
Zalando SE (2)(b) (10,112) (334,221)
(8,227,162)
Hong Kong - ( 0 .4 ) %
Prudential plc (2) (103,468) (959,898)
Ireland - ( 0 .1 ) %
Accenture plc, Class A (850) (300,458)
Italy - ( 2 .9 ) %
Amplifon SpA (2) (6,675) (192,111)
Banca Generali SpA (2) (2,527) (113,355)
Banca Monte dei Paschi di Siena
SpA (2) (8,766) (50,662)
Brunello Cucinelli SpA (2) (3,610) (389,736)
Davide Campari-Milano NV (2) (6,439) (54,581)
DiaSorin SpA (2) (674) (78,808)
ERG SpA (2) (13,454) (368,953)
FinecoBank Banca Fineco SpA (2) (30,451) (522,599)
Infrastrutture Wireless Italiane SpA
(2)(b) (27,413) (337,164)
Interpump Group SpA (2) (7,456) (348,311)
Intesa Sanpaolo SpA (2) (161,207) (690,079)
Mediobanca Banca di Credito
Finanziario SpA (2) (28,817) (492,379)
Moncler SpA (2) (5,199) (330,535)
Nexi SpA (2)(b) (52,186) (354,563)
Recordati Industria Chimica e
Farmaceutica SpA (2) (1,379) (78,032)
Snam SpA (2) (182,310) (928,640)
Telecom Italia SpA (2) (727,448) (202,252)
Terna - Rete Elettrica Nazionale (2) (94,926) (854,983)
(6,387,743)
Japan - ( 21 .7 ) %
Advantest Corp. (2) (7,600) (357,438)
Aeon Co. Ltd. (2) (8,600) (233,579)
Ajinomoto Co., Inc. (2) (15,700) (607,620)
Allegro MicroSystems, Inc. (14,399) (335,497)
ANA Holdings, Inc. (2) (1,700) (36,402)
Asahi Intecc Co. Ltd. (2) (16,300) (286,771)
Asics Corp. (2) (5,900) (123,948)
Astellas Pharma, Inc. (2) (29,800) (344,410)
Azbil Corp. (2) (4,000) (32,511)
Bandai Namco Holdings, Inc. (2) (5,400) (123,218)
BayCurrent, Inc. (2) (3,900) (143,215)
Bridgestone Corp. (2) (25,000) (965,447)
Capcom Co. Ltd. (2) (8,900) (207,585)

AQR Funds | N-PORT Part F | September 2024
See notes to Schedule of Investments.
AQR ALTERNATIVE RISK PREMIA FUND
Consolidated Schedule of Investments
September 30, 2024 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
Japan - (21.7)% (continued)
Chiba Bank Ltd. (The) (2) (60,200) (489,325)
Chugai Pharmaceutical Co. Ltd. (2) (700) (33,930)
Concordia Financial Group Ltd. (2) (57,600) (321,521)
Cosmos Pharmaceutical Corp. (2) (3,500) (181,363)
CyberAgent, Inc. (2) (10,600) (75,356)
Daifuku Co. Ltd. (2) (31,600) (611,707)
Daiichi Sankyo Co. Ltd. (2) (10,400) (343,537)
Daikin Industries Ltd. (2) (6,000) (842,166)
Daiwa Securities Group, Inc. (2) (20,900) (148,237)
Denso Corp. (2) (66,900) (1,005,601)
Dentsu Group, Inc. (2) (6,200) (191,096)
Disco Corp. (2) (400) (105,371)
DMG Mori Co. Ltd. (2) (4,200) (89,587)
East Japan Railway Co. (2) (7,300) (144,876)
Eisai Co. Ltd. (2) (25,900) (965,421)
FANUC Corp. (2) (17,000) (499,297)
Fukuoka Financial Group, Inc. (2) (12,400) (321,069)
GMO Payment Gateway, Inc. (2) (8,500) (517,254)
Hamamatsu Photonics KK (2) (20,600) (268,793)
Hankyu Hanshin Holdings, Inc. (2) (5,400) (166,815)
Hitachi Ltd. (2) (4,700) (124,631)
Honda Motor Co. Ltd. (2) (3,000) (32,029)
Hoshizaki Corp. (2) (9,700) (337,811)
Hoya Corp. (2) (400) (55,401)
Hulic Co. Ltd. (2) (48,200) (490,651)
Ibiden Co. Ltd. (2) (18,400) (568,688)
IHI Corp. (2) (700) (36,711)
Isetan Mitsukoshi Holdings Ltd. (2) (16,100) (252,745)
Japan Airlines Co. Ltd. (2) (13,300) (232,612)
Japan Airport Terminal Co. Ltd. (2) (14,900) (537,690)
Japan Tobacco, Inc. (2) (17,900) (521,942)
Kadokawa Corp. (2) (28,900) (645,524)
Kawasaki Heavy Industries Ltd. (2) (3,600) (147,561)
Keio Corp. (2) (14,700) (350,757)
Keisei Electric Railway Co. Ltd. (2) (10,800) (321,979)
Kikkoman Corp. (2) (35,800) (407,280)
Kintetsu Group Holdings Co. Ltd.
(2) (8,600) (214,180)
Kobayashi Pharmaceutical Co.
Ltd. (2) (1,100) (43,749)
Kobe Bussan Co. Ltd. (2) (20,800) (648,715)
Kobe Steel Ltd. (2) (7,100) (85,091)
Kose Corp. (2) (2,400) (154,977)
Kubota Corp. (2) (59,400) (848,139)
Kurita Water Industries Ltd. (2) (7,600) (328,831)
Kyoto Financial Group, Inc. (2) (34,700) (538,117)
Kyowa Kirin Co. Ltd. (2) (6,300) (111,174)
Lasertec Corp. (2) (3,400) (566,871)
Lixil Corp. (2) (8,500) (101,860)
LY Corp. (2) (78,500) (228,812)
M3, Inc. (2) (58,300) (583,815)
Marui Group Co. Ltd. (2) (28,200) (471,618)
MatsukiyoCocokara & Co. (2) (14,600) (240,540)
Mitsubishi Estate Co. Ltd. (2) (28,700) (453,296)
Mitsubishi Heavy Industries Ltd. (2) (31,800) (475,219)
Mitsubishi Motors Corp. (2) (20,100) (54,686)
Mitsubishi UFJ Financial Group,
Inc. (2) (44,100) (452,845)
Mitsui Fudosan Co. Ltd. (2) (33,500) (315,666)
MonotaRO Co. Ltd. (2) (22,300) (371,852)
INVESTMENTS SHARES VALUE ($)
Japan - (21.7)% (continued)
NIDEC Corp. (2) (33,800) (711,595)
Nikon Corp. (2) (23,200) (240,285)
Nippon Paint Holdings Co. Ltd. (2) (102,500) (780,633)
Nippon Sanso Holdings Corp. (2) (5,300) (194,526)
Nippon Telegraph & Telephone
Corp. (2) (168,600) (172,846)
Nissan Chemical Corp. (2) (21,700) (778,994)
Nissan Motor Co. Ltd. (2) (364,500) (1,035,411)
Nissin Foods Holdings Co. Ltd. (2) (5,500) (153,693)
Niterra Co. Ltd. (2) (9,600) (270,483)
Nitori Holdings Co. Ltd. (2) (3,700) (550,865)
Nomura Research Institute Ltd. (2) (3,100) (115,046)
NTT Data Group Corp. (2) (7,100) (127,784)
Odakyu Electric Railway Co. Ltd.
(2) (11,600) (129,384)
Olympus Corp. (2) (39,500) (750,868)
Omron Corp. (2) (22,500) (1,028,693)
Oriental Land Co. Ltd. (2) (20,300) (525,108)
Rakuten Group, Inc. (2) (50,800) (327,782)
Resona Holdings, Inc. (2) (28,100) (196,899)
Resonac Holdings Corp. (2) (10,400) (270,312)
Rinnai Corp. (2) (1,400) (34,583)
Sanrio Co. Ltd. (2) (9,000) (259,382)
Seibu Holdings, Inc. (2) (22,500) (500,541)
Sekisui House Ltd. (2) (8,400) (233,232)
SG Holdings Co. Ltd. (2) (30,600) (328,196)
Sharp Corp. (2) (12,300) (81,803)
Shimadzu Corp. (2) (2,900) (96,995)
Shimano, Inc. (2) (1,100) (209,405)
Shimizu Corp. (2) (22,200) (153,021)
Shin-Etsu Chemical Co. Ltd. (2) (4,200) (175,520)
Shiseido Co. Ltd. (2) (30,300) (824,060)
Shizuoka Financial Group, Inc. (2) (19,000) (165,723)
SMC Corp. (2) (2,800) (1,252,218)
Socionext, Inc. (2) (1,600) (31,825)
SoftBank Group Corp. (2) (4,900) (290,650)
Sony Group Corp. (2) (35,000) (679,966)
Sumitomo Chemical Co. Ltd. (2) (238,200) (680,099)
Sumitomo Forestry Co. Ltd. (2) (3,000) (147,674)
Sumitomo Metal Mining Co. Ltd.
(2) (13,300) (399,138)
Sumitomo Mitsui Financial Group,
Inc. (2) (38,700) (826,888)
Sumitomo Realty & Development
Co. Ltd. (2) (9,700) (328,350)
Sundrug Co. Ltd. (2) (1,200) (35,508)
Suzuki Motor Corp. (2) (30,900) (347,931)
Sysmex Corp. (2) (20,600) (407,751)
Taisei Corp. (2) (17,400) (764,080)
Taiyo Yuden Co. Ltd. (2) (23,400) (481,889)
Takeda Pharmaceutical Co. Ltd. (2) (13,600) (391,865)
Terumo Corp. (2) (16,600) (314,479)
Tobu Railway Co. Ltd. (2) (2,300) (40,175)
Tokio Marine Holdings, Inc. (2) (3,500) (129,061)
Tokyo Electron Ltd. (2) (1,200) (214,003)
Tokyu Corp. (2) (11,000) (142,449)
TOTO Ltd. (2) (3,800) (141,350)
Toyota Motor Corp. (2) (79,200) (1,423,541)
Unicharm Corp. (2) (13,700) (493,554)
Welcia Holdings Co. Ltd. (2) (11,300) (160,550)

Consolidated Schedule of Investments
September 30, 2024 (Unaudited)
AQR ALTERNATIVE RISK PREMIA FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | September 2024

(Continued)
INVESTMENTS SHARES VALUE ($)
Japan - (21.7)% (continued)
West Japan Railway Co. (2) (2,800) (53,176)
Yakult Honsha Co. Ltd. (2) (6,400) (148,216)
Yamaha Corp. (2) (54,600) (472,159)
Yamaha Motor Co. Ltd. (2) (74,500) (670,955)
Yamato Holdings Co. Ltd. (2) (5,500) (62,632)
Yaskawa Electric Corp. (2) (31,300) (1,095,701)
Yokohama Rubber Co. Ltd. (The)
(2) (18,000) (404,566)
(47,930,095)
Luxembourg - ( 0 .1 ) %
Eurofins Scientific SE (2) (4,134) (262,101)
Netherlands - ( 2 .1 ) %
Adyen NV (2)(b) (303) (474,383)
Aegon Ltd. (2) (94,910) (609,619)
Akzo Nobel NV (2) (676) (47,753)
Argenx SE (2) (282) (152,475)
ASM International NV (2) (149) (98,304)
ASML Holding NV (2) (1,076) (895,083)
BE Semiconductor Industries NV
(2) (3,221) (410,808)
Heineken NV (2) (7,406) (657,433)
IMCD NV (2) (2,740) (475,979)
Koninklijke Vopak NV (2) (2,334) (108,320)
OCI NV (2) (3,812) (108,678)
SBM Offshore NV (2) (16,452) (300,737)
Universal Music Group NV (2) (10,894) (285,000)
(4,624,572)
Norway - ( 0 .5 ) %
DNB Bank ASA (2) (15,535) (318,577)
Gjensidige Forsikring ASA (19,692) (368,352)
Mowi ASA (2) (12,463) (223,877)
Schibsted ASA, Class A (737) (23,787)
TOMRA Systems ASA (2) (17,163) (252,271)
(1,186,864)
Poland - ( 0 .1 ) %
InPost SA (2) (15,245) (287,828)
Portugal - ( 0 .1 ) %
Banco Comercial Portugues SA,
Class R (2) (109,678) (49,494)
EDP SA (2) (7,473) (34,083)
Jeronimo Martins SGPS SA (2,092) (41,078)
(124,655)
Singapore - ( 1 .3 ) %
CapitaLand Investment Ltd. (2) (95,900) (231,864)
City Developments Ltd. (2) (1,900) (7,960)
DBS Group Holdings Ltd. (2) (3,200) (94,766)
Grab Holdings Ltd., Class A (65,488) (248,854)
Keppel Ltd. (2) (133,300) (684,718)
Sea Ltd., ADR (3,063) (288,780)
Singapore Telecommunications
Ltd. (2) (496,900) (1,249,411)
United Overseas Bank Ltd. (2) (1,900) (47,428)
(2,853,781)
INVESTMENTS SHARES VALUE ($)
South Africa - ( 0 .1 ) %
Anglo American plc (2) (9,901) (321,839)
South Korea - ( 0 .3 ) %
Delivery Hero SE (2)(b) (16,277) (658,722)
Spain - ( 1 .6 ) %
Amadeus IT Group SA (2) (12,658) (916,723)
Bankinter SA (2) (27,205) (240,164)
CaixaBank SA (2) (5,252) (31,344)
Cellnex Telecom SA (2)(b) (22,375) (907,145)
Endesa SA (2) (1,510) (32,989)
Fluidra SA (2) (6,690) (175,377)
Grifols SA (2) (64,912) (737,714)
Redeia Corp. SA (2) (14,509) (282,071)
Telefonica SA (2) (42,314) (207,004)
(3,530,531)
Sweden - ( 3 .7 ) %
AddTech AB, Class B (2) (1,781) (53,393)
Alfa Laval AB (2) (689) (33,124)
Assa Abloy AB, Class B (2) (14,441) (486,516)
Atlas Copco AB, Class A (2) (23,152) (448,695)
Autoliv, Inc. (2,921) (272,734)
Beijer Ref AB, Class B (2) (17,112) (281,726)
Boliden AB (2) (984) (33,396)
Castellum AB (2) (9,130) (133,852)
Electrolux AB, Class B (2) (11,226) (109,035)
Epiroc AB, Class A (2) (26,623) (576,640)
EQT AB (2) (17,439) (598,645)
Fastighets AB Balder, Class B (2) (18,767) (165,042)
Hexagon AB, Class B (2) (67,876) (731,098)
Holmen AB, Class B (2) (6,916) (299,432)
Husqvarna AB, Class B (2) (10,171) (71,245)
Lifco AB, Class B (2) (9,271) (305,328)
Nibe Industrier AB, Class B (2) (211,228) (1,157,672)
Saab AB, Class B (2) (19,573) (417,111)
Sagax AB, Class B (2) (11,468) (326,596)
Skandinaviska Enskilda Banken
AB, Class A (2) (22,958) (351,446)
Svenska Cellulosa AB SCA, Class
B (2) (37,661) (549,070)
Svenska Handelsbanken AB,
Class A (2) (51,262) (526,561)
Swedish Orphan Biovitrum AB (2,151) (69,258)
Tele2 AB, Class B (16,046) (181,539)
(8,179,154)
Switzerland - ( 3 .8 ) %
ABB Ltd. (Registered) (2) (2,644) (153,393)
Avolta AG (2) (11,225) (475,105)
Bachem Holding AG, Class B (2) (989) (83,374)
Baloise Holding AG (Registered)
(2) (2,484) (507,962)
Banque Cantonale Vaudoise
(Registered) (2) (3,177) (328,133)
Barry Callebaut AG (Registered)
(2) (593) (1,097,903)
Chocoladefabriken Lindt &
Spruengli AG (2) (12) (154,799)
Cie Financiere Richemont SA
(Registered) (2) (6,014) (955,049)

AQR Funds | N-PORT Part F | September 2024
See notes to Schedule of Investments.
AQR ALTERNATIVE RISK PREMIA FUND
Consolidated Schedule of Investments
September 30, 2024 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
Switzerland - (3.8)% (continued)
Clariant AG (Registered) (2) (17,799) (269,763)
DSM-Firmenich AG (2) (1,120) (154,568)
Galenica AG (2)(b) (394) (34,714)
Helvetia Holding AG (Registered)
(2) (717) (123,991)
Julius Baer Group Ltd. (2) (9,460) (570,475)
Partners Group Holding AG (2) (438) (660,362)
SIG Group AG (2) (52,943) (1,180,360)
Sika AG (Registered) (2) (2,042) (676,853)
Straumann Holding AG
(Registered) (2) (1,783) (291,655)
Temenos AG (Registered) (2) (2,551) (178,606)
VAT Group AG (2)(b) (995) (508,842)
(8,405,907)
United Kingdom - ( 6 .0 ) %
Admiral Group plc (2) (14,381) (536,052)
Ashtead Group plc (2) (9,931) (769,462)
AstraZeneca plc (2) (1,497) (233,212)
Bellway plc (797) (33,181)
Burberry Group plc (2) (26,594) (249,387)
ConvaTec Group plc (2)(b) (34,642) (105,215)
Croda International plc (2) (7,189) (406,194)
Diageo plc (2) (23,965) (837,096)
Diploma plc (2) (2,421) (143,916)
Direct Line Insurance Group plc (2) (75,017) (188,188)
Entain plc (2) (14,069) (143,745)
Flutter Entertainment plc (1,114) (264,330)
Flutter Entertainment plc (2) (976) (229,508)
Halma plc (2) (1,352) (47,273)
Hargreaves Lansdown plc (2) (9,060) (135,023)
Hiscox Ltd. (9,635) (147,622)
Informa plc (2) (38,605) (424,559)
Legal & General Group plc (2) (347,585) (1,053,457)
M&G plc (2) (92,489) (256,551)
Melrose Industries plc (2) (34,861) (213,055)
National Grid plc (2) (86,364) (1,193,811)
Ocado Group plc (2) (46,784) (241,265)
Pennon Group plc (41,162) (325,787)
Persimmon plc (2) (33,471) (736,559)
Reckitt Benckiser Group plc (2) (12,767) (781,138)
RELX plc (2) (15,560) (734,686)
Rentokil Initial plc (2) (94,900) (464,049)
Sage Group plc (The) (2) (13,057) (179,354)
Spirax Group plc (2) (3,375) (340,217)
SSE plc (2) (1,277) (32,186)
St James's Place plc (2) (24,422) (239,923)
TechnipFMC plc (16,006) (419,837)
Weir Group plc (The) (2) (7,423) (215,707)
WH Smith plc (4,043) (78,809)
Wise plc, Class A (2) (33,827) (304,160)
WPP plc (2) (45,066) (461,631)
(13,166,145)
United States - ( 77 .7 ) %
10X Genomics, Inc., Class A (17,641) (398,334)
AAON, Inc. (2,286) (246,522)
Acadia Healthcare Co., Inc. (9,115) (577,982)
Adient plc (11,160) (251,881)
Advanced Drainage Systems, Inc. (1,355) (212,952)
INVESTMENTS SHARES VALUE ($)
United States - (77.7)% (continued)
Advanced Micro Devices, Inc. (3,003) (492,732)
AES Corp. (The) (13,685) (274,521)
AGCO Corp. (984) (96,294)
Air Lease Corp., Class A (9,928) (449,639)
Air Products and Chemicals, Inc. (3,593) (1,069,780)
Airbnb, Inc., Class A (1,360) (172,462)
Alaska Air Group, Inc. (8,097) (366,065)
Albemarle Corp. (7,321) (693,372)
Alcoa Corp. (11,133) (429,511)
Ally Financial, Inc. (5,844) (207,988)
Alnylam Pharmaceuticals, Inc. (900) (247,527)
Altair Engineering, Inc., Class A (2,077) (198,374)
Amazon.com, Inc. (5,117) (953,451)
Amcor plc (22,450) (254,359)
Ameren Corp. (1,689) (147,720)
American Airlines Group, Inc. (27,902) (313,618)
American Financial Group, Inc. (1,768) (237,973)
American International Group, Inc. (8,172) (598,436)
American Water Works Co., Inc. (3,696) (540,503)
AMETEK, Inc. (2,838) (487,313)
Amgen, Inc. (2,357) (759,449)
Amphenol Corp., Class A (4,653) (303,189)
Antero Resources Corp. (32,088) (919,321)
Aon plc, Class A (2,129) (736,613)
APA Corp. (14,462) (353,741)
Apellis Pharmaceuticals, Inc. (5,657) (163,148)
API Group Corp. (10,811) (356,979)
Apollo Global Management, Inc. (14,508) (1,812,195)
Appfolio, Inc., Class A (364) (85,686)
Aptiv plc (8,705) (626,847)
Arch Capital Group Ltd. (1,663) (186,056)
Armstrong World Industries, Inc. (1,301) (170,990)
Arrowhead Pharmaceuticals, Inc. (11,525) (223,239)
Arthur J Gallagher & Co. (724) (203,712)
Ashland, Inc. (3,285) (285,696)
Aspen Technology, Inc. (1,842) (439,906)
ATI, Inc. (3,392) (226,959)
Atlassian Corp., Class A (2,655) (421,641)
Autodesk, Inc. (563) (155,095)
AutoZone, Inc. (51) (160,652)
Avery Dennison Corp. (924) (203,982)
Avis Budget Group, Inc. (2,553) (223,617)
Axon Enterprise, Inc. (145) (57,942)
AZEK Co., Inc. (The), Class A (3,157) (147,748)
Azenta, Inc. (8,128) (393,720)
Baker Hughes Co., Class A (17,549) (634,396)
Ball Corp. (12,262) (832,712)
Bank of America Corp. (17,314) (687,020)
Bath & Body Works, Inc. (8,683) (277,161)
Becton Dickinson & Co. (497) (119,827)
Bentley Systems, Inc., Class B (4,832) (245,514)
BILL Holdings, Inc. (8,923) (470,777)
Biogen, Inc. (1,186) (229,894)
BioMarin Pharmaceutical, Inc. (5,599) (393,554)
Bio-Rad Laboratories, Inc., Class A (1,069) (357,666)
Bio-Techne Corp. (1,674) (133,803)
Blackstone, Inc. (3,462) (530,136)
Block, Inc., Class A (2,078) (139,496)
Blue Owl Capital, Inc., Class A (4,439) (85,939)
Boeing Co. (The) (9,241) (1,405,003)

Consolidated Schedule of Investments
September 30, 2024 (Unaudited)
AQR ALTERNATIVE RISK PREMIA FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | September 2024

(Continued)
INVESTMENTS SHARES VALUE ($)
United States - (77.7)% (continued)
BOK Financial Corp. (2,433) (254,540)
Boston Scientific Corp. (2,526) (211,679)
Bright Horizons Family Solutions,
Inc. (1,635) (229,113)
Brighthouse Financial, Inc. (6,991) (314,805)
Broadcom, Inc. (2,590) (446,775)
Broadridge Financial Solutions,
Inc. (1,524) (327,706)
Brookfield Renewable Corp., Class
A (1,092) (35,656)
Brown & Brown, Inc. (1,120) (116,032)
Brown-Forman Corp., Class B (17,921) (881,713)
Brunswick Corp. (9,433) (790,674)
Cadence Bank (18,440) (587,314)
Caesars Entertainment, Inc. (5,774) (241,007)
Campbell Soup Co. (11,270) (551,328)
CarMax, Inc. (6,085) (470,857)
Carrier Global Corp. (3,330) (268,032)
Carvana Co., Class A (925) (161,052)
CCC Intelligent Solutions Holdings,
Inc. (16,788) (185,507)
CDW Corp. (1,799) (407,114)
Celsius Holdings, Inc. (12,444) (390,244)
CenterPoint Energy, Inc. (11,278) (331,799)
Certara, Inc. (37,446) (438,493)
CF Industries Holdings, Inc. (6,204) (532,303)
CH Robinson Worldwide, Inc. (1,207) (133,217)
Charles Schwab Corp. (The) (12,674) (821,402)
Chart Industries, Inc. (4,054) (503,264)
Chemed Corp. (116) (69,713)
Chemours Co. (The) (15,329) (311,485)
Cheniere Energy, Inc. (5,681) (1,021,671)
Chesapeake Energy Corp. (2,443) (200,937)
Chevron Corp. (1,044) (153,750)
Chipotle Mexican Grill, Inc., Class
A (6,356) (366,233)
Chord Energy Corp. (4,043) (526,520)
Chubb Ltd. (115) (33,165)
Church & Dwight Co., Inc. (2,067) (216,456)
Churchill Downs, Inc. (2,383) (322,205)
Civitas Resources, Inc. (2,697) (136,657)
Clarivate plc (15,759) (111,889)
Clearway Energy, Inc., Class C (1,637) (50,223)
Clorox Co. (The) (1,319) (214,878)
Cloudflare, Inc., Class A (4,010) (324,369)
CME Group, Inc. (3,006) (663,274)
CNH Industrial NV (2) (12,685) (140,418)
CNH Industrial NV (78,693) (873,492)
CNX Resources Corp. (20,320) (661,822)
Cognex Corp. (21,268) (861,354)
Coherent Corp. (3,520) (312,963)
Coinbase Global, Inc., Class A (1,093) (194,740)
Comerica, Inc. (5,744) (344,123)
Comfort Systems USA, Inc. (143) (55,820)
Commerce Bancshares, Inc. (8,941) (531,095)
Conagra Brands, Inc. (9,157) (297,786)
Confluent, Inc., Class A (21,766) (443,591)
ConocoPhillips (3,800) (400,064)
Constellation Brands, Inc., Class A (1,235) (318,247)
Constellation Energy Corp. (4,158) (1,081,163)
INVESTMENTS SHARES VALUE ($)
United States - (77.7)% (continued)
Core & Main, Inc., Class A (7,235) (321,234)
Corning, Inc. (6,336) (286,070)
Corteva, Inc. (11,596) (681,729)
CoStar Group, Inc. (16,360) (1,234,198)
Coterra Energy, Inc. (12,053) (288,669)
Coty, Inc., Class A (3,508) (32,940)
Crane Co. (2,384) (377,340)
Credit Acceptance Corp. (1,326) (587,975)
Crocs, Inc. (2,204) (319,161)
Crown Holdings, Inc. (5,610) (537,887)
CSL Ltd. (2) (2,399) (473,883)
CSX Corp. (3,687) (127,312)
Cullen/Frost Bankers, Inc. (4,238) (474,063)
Danaher Corp. (391) (108,706)
Darling Ingredients, Inc. (4,262) (158,376)
Datadog, Inc., Class A (2,222) (255,663)
DaVita, Inc. (2,145) (351,630)
Dayforce, Inc. (9,098) (557,253)
Deere & Co. (2,042) (852,188)
Delta Air Lines, Inc. (17,108) (868,915)
Dexcom, Inc. (3,613) (242,216)
Dollar General Corp. (5,092) (430,630)
Dollar Tree, Inc. (6,458) (454,127)
Dominion Energy, Inc. (10,742) (620,780)
DoubleVerify Holdings, Inc. (6,735) (113,417)
DraftKings, Inc., Class A (7,107) (278,594)
DT Midstream, Inc. (2,383) (187,447)
DTE Energy Co. (1,881) (241,539)
Dun & Bradstreet Holdings, Inc. (17,793) (204,797)
Dutch Bros, Inc., Class A (14,935) (478,368)
Dynatrace, Inc. (1,409) (75,339)
East West Bancorp, Inc. (904) (74,797)
Ecolab, Inc. (268) (68,428)
Edwards Lifesciences Corp. (2,876) (189,787)
Elastic NV (3,219) (247,090)
elf Beauty, Inc. (4,768) (519,855)
Emerson Electric Co. (3,265) (357,093)
Enovis Corp. (9,925) (427,271)
Enphase Energy, Inc. (3,524) (398,282)
Entegris, Inc. (2,108) (237,213)
EQT Corp. (33,956) (1,244,148)
Equifax, Inc. (555) (163,092)
Erie Indemnity Co., Class A (422) (227,804)
Essent Group Ltd. (957) (61,526)
Essential Utilities, Inc. (6,100) (235,277)
Estee Lauder Cos., Inc. (The),
Class A (3,560) (354,896)
Etsy, Inc. (2,737) (151,986)
Eversource Energy (3,557) (242,054)
Exelon Corp. (9,153) (371,154)
ExlService Holdings, Inc. (3,572) (136,272)
Expeditors International of
Washington, Inc. (1,492) (196,049)
Experian plc (2) (2,112) (111,238)
Exxon Mobil Corp. (8,104) (949,951)
FactSet Research Systems, Inc. (520) (239,122)
FedEx Corp. (1,404) (384,247)
Ferrovial SE (2) (19,535) (839,557)
First American Financial Corp. (4,252) (280,675)

AQR Funds | N-PORT Part F | September 2024
See notes to Schedule of Investments.
AQR ALTERNATIVE RISK PREMIA FUND
Consolidated Schedule of Investments
September 30, 2024 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
United States - (77.7)% (continued)
First Citizens BancShares, Inc.,
Class A (78) (143,594)
First Financial Bankshares, Inc. (14,546) (538,347)
First Hawaiian, Inc. (7,977) (184,668)
FirstEnergy Corp. (3,700) (164,095)
Five Below, Inc. (6,158) (544,059)
Five9, Inc. (10,032) (288,219)
Floor & Decor Holdings, Inc., Class
A (2,597) (322,469)
FMC Corp. (8,110) (534,773)
Ford Motor Co. (68,249) (720,709)
Fortive Corp. (975) (76,957)
Fortrea Holdings, Inc. (6,230) (124,600)
Freeport-McMoRan, Inc. (4,936) (246,405)
Freshpet, Inc. (1,710) (233,877)
FTI Consulting, Inc. (371) (84,425)
GATX Corp. (4,087) (541,323)
GE Vernova, Inc. (362) (92,303)
General Mills, Inc. (3,876) (286,243)
Gentex Corp. (11,815) (350,787)
Genuine Parts Co. (4,010) (560,117)
GFL Environmental, Inc. (14,664) (584,955)
Glacier Bancorp, Inc. (14,161) (647,158)
Globant SA (1,046) (207,254)
Globus Medical, Inc., Class A (8,203) (586,843)
Goldman Sachs Group, Inc. (The) (1,703) (843,172)
Goodyear Tire & Rubber Co. (The) (31,429) (278,147)
Graphic Packaging Holding Co. (5,178) (153,217)
Grocery Outlet Holding Corp. (17,576) (308,459)
Guidewire Software, Inc. (374) (68,420)
GXO Logistics, Inc. (6,020) (313,461)
Haemonetics Corp. (1,187) (95,411)
Haleon plc (2) (36,127) (189,035)
Halliburton Co. (15,411) (447,690)
Hanover Insurance Group, Inc.
(The) (649) (96,123)
Harley-Davidson, Inc. (5,932) (228,560)
Hasbro, Inc. (4,648) (336,143)
Hayward Holdings, Inc. (29,347) (450,183)
HealthEquity, Inc. (5,147) (421,282)
HEICO Corp. (430) (112,436)
Hershey Co. (The) (2,369) (454,327)
Hilton Grand Vacations, Inc. (28,836) (1,047,324)
Hilton Worldwide Holdings, Inc. (1,215) (280,058)
Home BancShares, Inc. (2,969) (80,430)
Home Depot, Inc. (The) (506) (205,031)
Hormel Foods Corp. (12,946) (410,388)
Howard Hughes Holdings, Inc. (6,447) (499,191)
HubSpot, Inc. (910) (483,756)
Humana, Inc. (477) (151,085)
Huntsman Corp. (14,431) (349,230)
Hyatt Hotels Corp., Class A (3,284) (499,825)
IDACORP, Inc. (2,015) (207,726)
IDEX Corp. (1,663) (356,714)
Illinois Tool Works, Inc. (1,500) (393,105)
Illumina, Inc. (3,618) (471,823)
Ingersoll Rand, Inc. (4,948) (485,696)
Inspire Medical Systems, Inc. (1,700) (358,785)
Insulet Corp. (2,281) (530,903)
Intel Corp. (13,712) (321,684)
INVESTMENTS SHARES VALUE ($)
United States - (77.7)% (continued)
Intercontinental Exchange, Inc. (953) (153,090)
International Flavors & Fragrances,
Inc. (2,258) (236,932)
International Paper Co. (4,677) (228,471)
Intra-Cellular Therapies, Inc. (3,184) (232,973)
Ionis Pharmaceuticals, Inc. (15,974) (639,918)
Iridium Communications, Inc. (16,326) (497,127)
J M Smucker Co. (The) (5,210) (630,931)
Jack Henry & Associates, Inc. (718) (126,756)
James Hardie Industries plc,
CHESS (2) (21,586) (857,776)
Johnson Controls International plc (862) (66,900)
JPMorgan Chase & Co. (5,004) (1,055,143)
KBR, Inc. (985) (64,153)
Kemper Corp. (9,533) (583,896)
Keurig Dr Pepper, Inc. (3,179) (119,149)
KeyCorp (24,531) (410,894)
Keysight Technologies, Inc. (2,350) (373,486)
Kinder Morgan, Inc. (8,927) (197,197)
Kinsale Capital Group, Inc. (592) (275,617)
KKR & Co., Inc. (3,966) (517,880)
Knife River Corp. (1,399) (125,057)
Knight-Swift Transportation
Holdings, Inc., Class A (7,021) (378,783)
Labcorp Holdings, Inc. (1,573) (351,534)
Lamb Weston Holdings, Inc. (6,974) (451,497)
Lancaster Colony Corp. (185) (32,665)
Las Vegas Sands Corp. (3,597) (181,073)
Lattice Semiconductor Corp. (5,535) (293,742)
Lear Corp. (337) (36,784)
Leggett & Platt, Inc. (13,900) (189,318)
Lennox International, Inc. (93) (56,199)
Liberty Broadband Corp., Class C (10,489) (810,695)
Lincoln National Corp. (4,150) (130,767)
Linde plc (809) (385,780)
Lithia Motors, Inc., Class A (1,306) (414,838)
Littelfuse, Inc. (612) (162,333)
LivaNova plc (2,528) (132,821)
Live Nation Entertainment, Inc. (1,002) (109,709)
LKQ Corp. (6,941) (277,085)
LPL Financial Holdings, Inc. (567) (131,901)
Lucid Group, Inc. (17,814) (62,883)
Lululemon Athletica, Inc. (1,334) (361,981)
Lumentum Holdings, Inc. (3,301) (209,217)
Lyft, Inc., Class A (20,830) (265,583)
MACOM Technology Solutions
Holdings, Inc. (4,096) (455,721)
Madison Square Garden Sports
Corp., Class A (3,127) (651,229)
Marathon Petroleum Corp. (2,977) (484,983)
Maravai LifeSciences Holdings,
Inc., Class A (54,290) (451,150)
MarketAxess Holdings, Inc. (702) (179,852)
Marriott International, Inc., Class A (1,226) (304,784)
Marriott Vacations Worldwide Corp. (4,010) (294,655)
Marsh & McLennan Cos., Inc. (884) (197,212)
Martin Marietta Materials, Inc. (1,360) (732,020)
Marvell Technology, Inc. (5,203) (375,240)
Masimo Corp. (1,377) (183,595)
MasTec, Inc. (1,255) (154,491)

Consolidated Schedule of Investments
September 30, 2024 (Unaudited)
AQR ALTERNATIVE RISK PREMIA FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | September 2024

(Continued)
INVESTMENTS SHARES VALUE ($)
United States - (77.7)% (continued)
Mattel, Inc. (1,823) (34,728)
McCormick & Co., Inc.
(Non-Voting) (4,646) (382,366)
MDU Resources Group, Inc. (4,966) (136,118)
MGM Resorts International (8,268) (323,196)
Microchip Technology, Inc. (3,163) (253,957)
Micron Technology, Inc. (1,197) (124,141)
MicroStrategy, Inc., Class A (2,024) (341,246)
Moderna, Inc. (3,504) (234,172)
Mondelez International, Inc., Class
A (5,122) (377,338)
MongoDB, Inc., Class A (2,050) (554,218)
Moody's Corp. (272) (129,088)
Morgan Stanley (8,666) (903,344)
Mosaic Co. (The) (4,432) (118,689)
Motorola Solutions, Inc. (774) (348,014)
MP Materials Corp. (44,508) (785,566)
MSCI, Inc., Class A (376) (219,182)
nCino, Inc. (7,746) (244,696)
Neogen Corp. (18,286) (307,388)
Nestle SA (Registered) (2) (8,857) (890,062)
New Fortress Energy, Inc. (3,698) (33,615)
New Jersey Resources Corp. (4,816) (227,315)
New York Community Bancorp,
Inc. (14,765) (165,811)
Newell Brands, Inc. (48,857) (375,222)
Newmont Corp. (14,355) (767,275)
News Corp., Class A (10,154) (270,401)
Nexstar Media Group, Inc., Class A (1,500) (248,025)
NextEra Energy, Inc. (10,872) (919,010)
NEXTracker, Inc., Class A (1,981) (74,248)
NIKE, Inc., Class B (7,195) (636,038)
Nordson Corp. (1,450) (380,814)
Norfolk Southern Corp. (2,220) (551,670)
Northrop Grumman Corp. (764) (403,445)
Norwegian Cruise Line Holdings
Ltd. (1,562) (32,037)
NOV, Inc. (2,787) (44,508)
Novanta, Inc. (1,874) (335,296)
Nucor Corp. (787) (118,318)
NVIDIA Corp. (2,206) (267,897)
Occidental Petroleum Corp. (14,595) (752,226)
Okta, Inc., Class A (2,692) (200,123)
Old Dominion Freight Line, Inc. (919) (182,550)
Olin Corp. (1,934) (92,793)
Omnicom Group, Inc. (1,394) (144,126)
ON Semiconductor Corp. (1,561) (113,344)
ONE Gas, Inc. (4,318) (321,346)
OneMain Holdings, Inc. (1,153) (54,272)
ONEOK, Inc. (4,333) (394,866)
Option Care Health, Inc. (6,405) (200,477)
Oracle Corp. (1,207) (205,673)
Ormat Technologies, Inc. (4,238) (326,072)
Palantir Technologies, Inc., Class A (6,626) (246,487)
Paramount Global, Class B (13,932) (147,958)
Parsons Corp. (2,485) (257,645)
Paycom Software, Inc. (833) (138,753)
Paycor HCM, Inc. (21,953) (311,513)
Paylocity Holding Corp. (1,759) (290,182)
PBF Energy, Inc., Class A (3,212) (99,411)
INVESTMENTS SHARES VALUE ($)
United States - (77.7)% (continued)
Penn Entertainment, Inc. (12,753) (240,522)
Penumbra, Inc. (3,108) (603,915)
Permian Resources Corp., Class A (43,994) (598,758)
Perrigo Co. plc (7,212) (189,171)
Pfizer, Inc. (33,751) (976,754)
PG&E Corp. (10,925) (215,987)
Planet Fitness, Inc., Class A (2,248) (182,583)
Plug Power, Inc. (45,474) (102,771)
PNC Financial Services Group,
Inc. (The) (405) (74,864)
Polaris, Inc. (4,745) (394,974)
Pool Corp. (1,340) (504,912)
Power Integrations, Inc. (4,853) (311,174)
Primerica, Inc. (809) (214,506)
Principal Financial Group, Inc. (4,693) (403,129)
Procore Technologies, Inc. (2,969) (183,247)
Progyny, Inc. (3,677) (61,627)
Prosperity Bancshares, Inc. (2,209) (159,203)
PTC, Inc. (1,450) (261,957)
Public Service Enterprise Group,
Inc. (4,965) (442,928)
Quanta Services, Inc. (1,459) (435,001)
QuantumScape Corp. (32,991) (189,698)
Quest Diagnostics, Inc. (1,911) (296,683)
QuidelOrtho Corp. (7,724) (352,214)
Rambus, Inc. (1,768) (74,645)
Range Resources Corp. (27,597) (848,884)
RBC Bearings, Inc. (1,038) (310,756)
Repligen Corp. (4,895) (728,474)
Republic Services, Inc., Class A (794) (159,467)
Revvity, Inc. (1,148) (146,657)
RH (1,674) (559,836)
Rivian Automotive, Inc., Class A (6,084) (68,262)
RLI Corp. (2,579) (399,693)
Robinhood Markets, Inc., Class A (12,813) (300,080)
Rocket Cos., Inc., Class A (2,541) (48,762)
Rockwell Automation, Inc. (1,724) (462,825)
Roivant Sciences Ltd. (4,093) (47,233)
Roku, Inc., Class A (1,719) (128,341)
Rollins, Inc. (1,382) (69,902)
Ross Stores, Inc. (491) (73,900)
Royal Caribbean Cruises Ltd. (551) (97,725)
Ryan Specialty Holdings, Inc.,
Class A (2,550) (169,295)
S&P Global, Inc. (425) (219,564)
Saia, Inc. (1,764) (771,327)
Samsara, Inc., Class A (1,068) (51,392)
Schlumberger NV (22,444) (941,526)
Schneider Electric SE (2) (1,883) (496,374)
Sealed Air Corp. (5,133) (186,328)
Selective Insurance Group, Inc. (2,079) (193,971)
Sempra (2,922) (244,367)
Sensata Technologies Holding plc (1,014) (36,362)
SentinelOne, Inc., Class A (2,530) (60,518)
SharkNinja, Inc. (2,492) (270,905)
Sherwin-Williams Co. (The) (87) (33,205)
Shift4 Payments, Inc., Class A (865) (76,639)
Silicon Laboratories, Inc. (6,410) (740,804)
Sirius XM Holdings, Inc. (1,365) (32,282)
SiteOne Landscape Supply, Inc. (1,504) (226,969)

AQR Funds | N-PORT Part F | September 2024
See notes to Schedule of Investments.
AQR ALTERNATIVE RISK PREMIA FUND
Consolidated Schedule of Investments
September 30, 2024 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
United States - (77.7)% (continued)
SLM Corp. (12,958) (296,349)
Snap, Inc., Class A (68,096) (728,627)
Snowflake, Inc., Class A (1,941) (222,943)
SoFi Technologies, Inc. (81,578) (641,203)
Sonoco Products Co. (4,625) (252,664)
Sotera Health Co. (38,188) (637,740)
Southern Co. (The) (1,301) (117,324)
Southwest Airlines Co. (45,446) (1,346,565)
Southwest Gas Holdings, Inc. (5,803) (428,029)
Spectrum Brands Holdings, Inc. (1,927) (183,335)
Spire, Inc. (3,564) (239,822)
Stanley Black & Decker, Inc. (975) (107,377)
Starbucks Corp. (2,227) (217,110)
Stellantis NV (2) (37,153) (514,496)
Stryker Corp. (351) (126,802)
Synovus Financial Corp. (9,067) (403,209)
Sysco Corp. (2,333) (182,114)
Take-Two Interactive Software, Inc. (3,635) (558,736)
Targa Resources Corp. (1,114) (164,883)
Teledyne Technologies, Inc. (464) (203,074)
Tempur Sealy International, Inc. (7,564) (412,994)
Tesla, Inc. (5,206) (1,362,046)
Texas Capital Bancshares, Inc. (5,251) (375,236)
Texas Instruments, Inc. (2,179) (450,116)
TJX Cos., Inc. (The) (1,329) (156,211)
T-Mobile US, Inc. (163) (33,637)
Toast, Inc., Class A (6,111) (173,002)
TopBuild Corp. (384) (156,215)
Toro Co. (The) (4,260) (369,470)
TPG, Inc. (6,359) (366,024)
Tractor Supply Co. (1,310) (381,118)
Trade Desk, Inc. (The), Class A (2,522) (276,537)
Tradeweb Markets, Inc., Class A (273) (33,762)
TransDigm Group, Inc. (49) (69,929)
Trex Co., Inc. (6,671) (444,155)
Trimble, Inc. (2,405) (149,326)
Truist Financial Corp. (9,283) (397,034)
Twilio, Inc., Class A (1,778) (115,961)
TXNM Energy, Inc. (2,049) (89,685)
Uber Technologies, Inc. (9,193) (690,946)
Ubiquiti, Inc. (149) (33,036)
UGI Corp. (12,350) (308,997)
Ulta Beauty, Inc. (652) (253,706)
Ultragenyx Pharmaceutical, Inc. (2,958) (164,317)
Under Armour, Inc., Class A (29,621) (263,923)
Union Pacific Corp. (1,837) (452,784)
United Bankshares, Inc. (5,207) (193,180)
United Parcel Service, Inc., Class
B (8,660) (1,180,704)
UnitedHealth Group, Inc. (2,100) (1,227,828)
Unity Software, Inc. (12,976) (293,517)
Universal Display Corp. (190) (39,881)
US Bancorp (3,849) (176,015)
Vail Resorts, Inc. (897) (156,338)
Valaris Ltd. (12,510) (697,433)
Valmont Industries, Inc. (787) (228,191)
Valvoline, Inc. (13,437) (562,338)
Vertiv Holdings Co., Class A (2,440) (242,756)
VF Corp. (28,077) (560,136)
Visa, Inc., Class A (2,272) (624,686)
INVESTMENTS SHARES VALUE ($)
United States - (77.7)% (continued)
Visteon Corp. (5,754) (548,011)
Voya Financial, Inc. (3,620) (286,776)
Vulcan Materials Co. (902) (225,888)
Walt Disney Co. (The) (3,408) (327,816)
Warner Music Group Corp., Class
A (6,081) (190,335)
Waste Connections, Inc. (1,535) (274,489)
Waste Management, Inc. (2,025) (420,390)
Waters Corp. (370) (133,159)
Watsco, Inc. (241) (118,543)
Weatherford International plc (6,283) (533,552)
WEC Energy Group, Inc. (3,521) (338,650)
Wells Fargo & Co. (2,834) (160,093)
Wendy's Co. (The) (10,428) (182,699)
West Pharmaceutical Services,
Inc. (1,001) (300,460)
Western Alliance Bancorp (2,418) (209,133)
Western Digital Corp. (5,044) (344,455)
Westinghouse Air Brake
Technologies Corp. (192) (34,900)
WEX, Inc. (2,939) (616,396)
Whirlpool Corp. (3,504) (374,928)
White Mountains Insurance Group
Ltd. (197) (334,151)
Williams Cos., Inc. (The) (5,677) (259,155)
Willis Towers Watson plc (829) (244,165)
WillScot Holdings Corp. (10,898) (409,765)
Wingstop, Inc. (386) (160,607)
Wolfspeed, Inc. (62,685) (608,045)
WW Grainger, Inc. (80) (83,105)
Wynn Resorts Ltd. (3,121) (299,241)
XPO, Inc. (5,834) (627,213)
Xylem, Inc. (4,558) (615,467)
YETI Holdings, Inc. (3,407) (139,789)
Yum! Brands, Inc. (1,346) (188,050)
Zebra Technologies Corp., Class A (907) (335,880)
Zillow Group, Inc., Class C (4,786) (305,586)
ZoomInfo Technologies, Inc., Class
A (17,292) (178,453)
Zscaler, Inc. (945) (161,538)
(171,180,409)
Zambia - ( 0 .3 ) %
First Quantum Minerals Ltd. (43,421) (592,024)
TOTAL COMMON STOCKS
(Proceeds $(365,742,149)) (326,306,495)
PREFERRED STOCKS - (1.1)%
Germany - ( 1 .1 ) %
Dr Ing hc F Porsche AG
(Preference) (2)(b) (8,297) (663,047)
Sartorius AG (Preference) (2) (2,783) (782,523)
Volkswagen AG (Preference) (2) (10,226) (1,086,129)
TOTAL PREFERRED STOCKS
(Proceeds $(3,073,632)) (2,531,699)

Consolidated Schedule of Investments
September 30, 2024 (Unaudited)
AQR ALTERNATIVE RISK PREMIA FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | September 2024

(Continued)
INVESTMENTS
NO. OF
WARRANTS VALUE ($)
WARRANTS - (0.0)% †
Canada - ( 0 .0 ) % †
Cenovus Energy, Inc.,
expiring 1/1/2026
(Proceeds $–) (674) (8,024)
TOTAL SHORT POSITIONS
(Proceeds $(368,815,781)) (328,846,218)
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 84.8%
(Cost $24,381,907) 187,154,023
OTHER ASSETS IN EXCESS OF
LIABILITIES - 15.2% ‡ 33,530,311
NET ASSETS - 100.0% 220,684,334
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ 3,626,242 1 .7%
Consumer Discretionary (6,446,616) ( 2 .9 )
Consumer Staples 4,550,298 2 .1
Energy (8,966,331) ( 4 .1 )
Financials 17,929,002 8 .1
Health Care 7,874,381 3 .6
Industrials 16,845,602 7 .6
Information Technology 13,752,324 6 .2
Materials (6,305,299) ( 2 .9 )
Real Estate (1,083,712) ( 0 .5 )
Utilities (672,834) ( 0 .3 )
Investment Companies 112,802,684 51 .1
U.S. Treasury Obligations 33,248,282 15 .1
Total Investments In Securities
At Value 187,154,023 84 .8
Other Assets in Excess of
Liabilities ‡ 33,530,311 15 .2
Net Assets
$ 220,684,334 100 .0%
* Non-income producing security.
† Represents less than 0.05% of net assets.
‡ Includes appreciation/(depreciation) on forward foreign currency exchange, futures and swap contracts.
(a) All or a portion of this security is segregated in connection with obligations for securities sold short. Total value of all such securities at September
30, 2024 amounted to $359,748,527, which is inclusive of rehypothecated amounts disclosed below; additional securities sold but not yet settled totaling $133,060 were also segregated.
(b) Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of
Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at September 30, 2024 amounted to $(2,737,307), which represents
(1.24)% of net assets of the Fund.
(c) All or a portion of this security has been rehypothecated in connection with the Fund's Master Securities Loan Agreement with State Street Bank and Trust Company. Total value of all such securities at September 30, 2024 amounted to $44,573,704; additional securities sold but not yet settled totaling $133,060 were also rehypothecated.
(d) Represents 7-day effective yield as of September 30, 2024.
(e) All or a portion of the security pledged as collateral for forward foreign currency exchange and swap contracts.
(f) The rate shown was the effective yield at the date of purchase.
(g) All or a portion of the security pledged as collateral for swap contracts.
(h) Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Total value of all such securities at September 30,
2024 amounted to $(5,257), which represents (0.00)% of net assets of the Fund.
All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.
(2) Level 2 security.
(3) Security fair valued using significant unobservable inputs (Level 3) in accordance with procedures approved by the Board of Trustees.
Forward effective interest rate swap contracts outstanding as of September 30, 2024:
Exchange-Cleared
PAY/
RECEIVE
FLOATING
RATE
FLOATING RATE
INDEX (a) FIXED RATE
MATURITY
DATE
NOTIONAL
AMOUNT
UPFRONT
PREMIUM PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Pay 1D CORRA Semi 2.50% Semi 3/17/2027 CAD 2,300,000 $ (2,258) $ 2,873 $ 615
Pay 1D CORRA Semi 3.00% Semi 3/21/2035 CAD 500,000 2,662 3,275 5,937
Pay 1D SARON Annual 0.50% Annual 12/16/2026 CHF 600,000 37 1,655 1,692
Pay 1D SARON Annual 0.50% Annual 3/17/2027 CHF 77,500,000 (113,541) 386,166 272,625
Pay 1D SOFR Annual 3.50% Annual 12/20/2034 USD 4,800,000 74,261 13,189 87,450
Pay 1D SOFR Annual 3.50% Annual 3/21/2035 USD 1,900,000 44,591 (7,534) 37,057
Pay 1D TONAR Annual 1.00% Annual 3/22/2035 JPY 10,000,000 488 (111) 377
Pay 6M EURIBOR Semi 2.50% Annual 12/20/2034 EUR 4,600,000 32,428 45,671 78,099

AQR Funds | N-PORT Part F | September 2024
See notes to Schedule of Investments.
AQR ALTERNATIVE RISK PREMIA FUND
Consolidated Schedule of Investments
September 30, 2024 (Unaudited)
(Continued)
PAY/
RECEIVE
FLOATING
RATE
FLOATING RATE
INDEX (a) FIXED RATE
MATURITY
DATE
NOTIONAL
AMOUNT
UPFRONT
PREMIUM PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Pay 6M EURIBOR Semi 2.50% Annual 3/21/2035 EUR 17,100,000 $ 235,464 $ 69,541 $ 305,005
Receive 1D SOFR Annual 3.00% Annual 12/16/2026 USD 27,600,000 48,824 85,384 134,208
Receive 1D SOFR Annual 3.00% Annual 3/17/2027 USD 9,000,000 (12,171) 32,748 20,577
Receive 1D SONIA Annual 3.50% Annual 12/20/2034 GBP 8,800,000 (48,028) 147,223 99,195
Receive 1D SONIA Annual 3.50% Annual 3/21/2035 GBP 2,500,000 18,983 3,305 22,288
Receive 1D TONAR Annual 0.50% Annual 3/17/2027 JPY 2,092,400,000 10,222 (2,448) 7,774
Receive 3M BBR Qtrly 3.50% Qtrly 12/10/2026 AUD 114,200,000 20,814 (15,267) 5,547
Receive 6M EURIBOR Semi 2.00% Annual 12/16/2026 EUR 20,900,000 84,880 (23,885) 60,995
Receive 6M EURIBOR Semi 2.00% Annual 3/17/2027 EUR 79,100,000 81,407 (561) 80,846
Receive 6M NIBOR Semi 3.50% Annual 12/16/2026 NOK 77,000,000 5,969 11,388 17,357
485,032 752,612 1,237,644
Pay 1D CORRA Semi 2.50% Semi 12/16/2026 CAD 45,300,000 (138,049) 66,002 (72,047)
Pay 1D SONIA Annual 3.50% Annual 12/16/2026 GBP 54,100,000 (82,572) (243,563) (326,135)
Pay 1D SONIA Annual 3.50% Annual 3/17/2027 GBP 17,600,000 29,289 (72,553) (43,264)
Pay 6M BBR Semi 4.00% Semi 12/07/2034 AUD 25,200,000 (42,551) (48,584) (91,135)
Pay 6M BBR Semi 4.00% Semi 3/08/2035 AUD 16,400,000 (116,357) 58,768 (57,589)
Receive 1D CORRA Semi 3.00% Semi 12/20/2034 CAD 2,100,000 (31,028) 6,361 (24,667)
Receive 1D TONAR Annual 0.50% Annual 12/16/2026 JPY 2,530,000,000 (30,706) 27,533 (3,173)
Receive 1D TONAR Annual 1.00% Annual 12/20/2034 JPY 610,000,000 (31,344) (4,512) (35,856)
Receive 3M BBR Qtrly 3.50% Semi 12/16/2026 NZD 21,300,000 (4,333) (22,896) (27,229)
Receive 3M BBR Qtrly 3.50% Semi 3/10/2027 NZD 3,300,000 2,172 (12,516) (10,344)
Receive 3M BBR Qtrly 3.50% Qtrly 3/11/2027 AUD 134,100,000 (180,393) 9,776 (170,617)
Receive 3M STIBOR Qtrly 2.00% Annual 12/16/2026 SEK 209,000,000 (29,553) (1,293) (30,846)
Receive 6M NIBOR Semi 3.50% Annual 3/17/2027 NOK 44,000,000 (10,600) 5,254 (5,346)
(666,025) (232,223) (898,248)
$ (180,993) $ 520,389 $ 339,396
Abbreviations:
1D: 1 Day
3M: 3 Month
6M: 6 Month
Qtrly: Quarterly
Semi: Semi-Annually
Annual: Annually
(a) Floating rate indices at September 30, 2024 were as follows:
1 Day Canadian Overnight Repo Rate Average (“CORRA”): 4.30%
1 Day Secured Overnight Financing Rate (“SOFR”): 4.96%
1 Day Sterling Overnight Index Average (“SONIA”): 4.95%
1 Day Swiss Average Rate Overnight (“SARON”): 0.96%
1 Day Tokyo Overnight Average Rate (“TONAR”): 0.22%
3 Month Australian Bank-Bill Reference Rate (“BBR”): 4.43%
3 Month Stockholm Interbank Offered Rate (“STIBOR”): 3.08%
6 Month Australian Bank-Bill Reference Rate (“BBR”): 4.62%
6 Month Euro Interbank Offered Rate (“EURIBOR”): 3.11%
6 Month Norwegian Interbank Offered Rate (“NIBOR”): 4.72%

Consolidated Schedule of Investments
September 30, 2024 (Unaudited)
AQR ALTERNATIVE RISK PREMIA FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | September 2024

(Continued)
Total return swap contracts outstanding as of September 30, 2024 :
Over-the-Counter
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
HSCEI October
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity
At termination MSCS 10/30/2024 HKD 377,750 $ 4,468
HSCEI October
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity
At termination GSIN 10/30/2024 HKD 39,286,000 426,601
KOSPI 200
Index December
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity
At termination MSCS 12/12/2024 KRW 1,565,550,000 23,477
Swiss Market
Index December
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity
Monthly MLIN 12/20/2024 CHF 13,426,600 169,803
TAIEX Index
October Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity
At termination MLIN 10/16/2024 TWD 84,838,800 65,171
MSCI Sweden
Net Return Index
Decreases in
total return
of reference
entity and pays
the STIBOR
plus or minus
a specified
spread (0.04%)
Increases in
total return of
reference entity
Monthly BANA 12/18/2024 SEK 1,409,751 578
Tel Aviv Stock
Exchange 35
Index
Decreases in
total return
of reference
entity and pays
the TELBOR
plus or minus
a specified
spread (0.60%)
Increases in
total return of
reference entity
Monthly BANA 12/18/2024 ILS 433,029 4,949
Total unrealized appreciation 695,047
Amsterdam
Exchange Index
October Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
At termination MSCS 10/18/2024 EUR (12,403,200) (142,202)
DTOP Index
December
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
At termination MLIN 12/19/2024 ZAR (295,780) (565)
iBovespa Index
October Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity
At termination GSIN 10/16/2024 BRL 72,786,969 (127,611)
WIG20 Index
December
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
At termination GSIN 12/20/2024 PLN (990,360) (1,657)

AQR Funds | N-PORT Part F | September 2024
See notes to Schedule of Investments.
AQR ALTERNATIVE RISK PREMIA FUND
Consolidated Schedule of Investments
September 30, 2024 (Unaudited)
(Continued)
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
MSCI Brazil Net
Return Index
Decreases in
total return
of reference
entity and
pays the CDI
plus or minus
a specified
spread (-0.55%)
Increases in
total return of
reference entity
Monthly BANA 12/18/2024 BRL 3,160,792 $ (19,733)
MSCI Canada Net
Return Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
CORRA plus or
minus a specified
spread (-0.85%)
Monthly BANA 12/18/2024 CAD (161,230) (3,806)
MSCI Mexico Net
Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
TIIE plus or minus
a specified spread
(-0.20%)
Monthly BANA 12/18/2024 MXN (11,920,541) (554)
MSCI Singapore
Net Return Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
SORA
Monthly BANA 12/18/2024 SGD (884,286) (23,314)
MSCI South
Africa Net Return
Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
JIBAR plus or
minus a specified
spread (-0.57%)
Monthly BANA 12/18/2024 ZAR (13,839,304) (56,468)
Total unrealized depreciation (375,910)
Net unrealized appreciation $ 319,137
Futures contracts outstanding as of September 30, 2024:
Exchange-Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
IBEX 35 Index 186 10/2024 EUR $ 24,620,656 $ 217,128
IFSC NIFTY 50 Index 77 10/2024 USD 4,005,001 (21,525)
LME Aluminum Base Metal 1 10/2024 USD 65,413 3,231
LME Aluminum Base Metal 1 10/2024 USD 65,000 7,185
LME Aluminum Base Metal 1 10/2024 USD 65,169 4,741
LME Aluminum Base Metal 2 10/2024 USD 130,961 7,055
LME Aluminum Base Metal 2 10/2024 USD 130,779 4,398
LME Aluminum Base Metal 2 10/2024 USD 130,031 16,563
LME Aluminum Base Metal 2 10/2024 USD 130,006 15,776
LME Aluminum Base Metal 2 10/2024 USD 130,037 18,444

Consolidated Schedule of Investments
September 30, 2024 (Unaudited)
AQR ALTERNATIVE RISK PREMIA FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | September 2024

(Continued)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
LME Aluminum Base Metal 3 10/2024 USD $ 195,728 $ 5,115
LME Aluminum Base Metal 3 10/2024 USD 195,994 15,562
LME Aluminum Base Metal 3 10/2024 USD 195,065 25,181
LME Aluminum Base Metal 9 10/2024 USD 588,292 17,985
LME Copper Base Metal 1 10/2024 USD 242,958 9,356
LME Copper Base Metal 1 10/2024 USD 243,141 11,588
LME Copper Base Metal 1 10/2024 USD 243,541 14,533
LME Copper Base Metal 2 10/2024 USD 485,860 2,517
LME Copper Base Metal 3 10/2024 USD 727,713 (18,885)
LME Copper Base Metal 4 10/2024 USD 970,455 (22,129)
LME Copper Base Metal 5 10/2024 USD 1,214,349 (16,095)
LME Copper Base Metal 18 10/2024 USD 4,362,215 (54,891)
LME Lead Base Metal 1 10/2024 USD 51,713 660
LME Lead Base Metal 1 10/2024 USD 51,567 (3,330)
LME Lead Base Metal 2 10/2024 USD 103,404 (1,027)
LME Lead Base Metal 2 10/2024 USD 103,449 1,031
LME Lead Base Metal 2 10/2024 USD 103,289 334
LME Lead Base Metal 3 10/2024 USD 154,968 1,735
LME Lead Base Metal 3 10/2024 USD 153,905 (12,138)
LME Nickel Base Metal 1 10/2024 USD 103,752 129
LME Nickel Base Metal 1 10/2024 USD 103,767 1,164
LME Nickel Base Metal 2 10/2024 USD 207,244 (1,262)
LME Nickel Base Metal 3 10/2024 USD 311,768 16,169
LME Nickel Base Metal 3 10/2024 USD 311,714 12,904
LME Nickel Base Metal 4 10/2024 USD 414,922 (2,570)
LME Zinc Base Metal 1 10/2024 USD 76,744 10,616
LME Zinc Base Metal 2 10/2024 USD 153,095 6,000
LME Zinc Base Metal 2 10/2024 USD 153,507 20,168
LME Zinc Base Metal 3 10/2024 USD 229,259 6,076
LME Zinc Base Metal 3 10/2024 USD 229,700 9,056
LME Zinc Base Metal 3 10/2024 USD 230,207 29,873
LME Zinc Base Metal 3 10/2024 USD 230,072 28,570
LME Zinc Base Metal 4 10/2024 USD 306,113 7,753
Natural Gas 46 10/2024 USD 1,344,580 135,753
OMXS30 Index 408 10/2024 SEK 10,548,659 66,626
RBOB Gasoline 1 10/2024 USD 81,274 (2,011)
SGX FTSE China A50 Index 40 10/2024 USD 556,000 68,111
SGX FTSE Taiwan Index 67 10/2024 USD 5,000,880 (79,126)
WTI Crude Oil 513 10/2024 USD 34,971,210 308,516
Feeder Cattle 3 11/2024 USD 367,350 5,992
LME Aluminum Base Metal 1 11/2024 USD 65,040 3,109
LME Aluminum Base Metal 1 11/2024 USD 65,040 6,287
LME Aluminum Base Metal 1 11/2024 USD 65,040 6,951
LME Aluminum Base Metal 2 11/2024 USD 130,141 3,625
LME Aluminum Base Metal 2 11/2024 USD 130,091 12,585
LME Aluminum Base Metal 3 11/2024 USD 195,271 9,024
LME Aluminum Base Metal 3 11/2024 USD 195,121 22,481
LME Aluminum Base Metal 3 11/2024 USD 195,121 27,299
LME Aluminum Base Metal 3 11/2024 USD 195,121 24,674
LME Aluminum Base Metal 4 11/2024 USD 260,099 31,232
LME Copper Base Metal 1 11/2024 USD 243,807 23,772
LME Copper Base Metal 1 11/2024 USD 244,319 13,216
LME Copper Base Metal 1 11/2024 USD 243,844 20,966
LME Copper Base Metal 1 11/2024 USD 244,306 12,868
LME Copper Base Metal 1 11/2024 USD 244,528 9,744
LME Copper Base Metal 2 11/2024 USD 488,163 33,134
LME Copper Base Metal 2 11/2024 USD 487,463 39,613

AQR Funds | N-PORT Part F | September 2024
See notes to Schedule of Investments.
AQR ALTERNATIVE RISK PREMIA FUND
Consolidated Schedule of Investments
September 30, 2024 (Unaudited)
(Continued)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
LME Copper Base Metal 2 11/2024 USD $ 487,163 $ 31,970
LME Copper Base Metal 2 11/2024 USD 488,063 40,307
LME Copper Base Metal 3 11/2024 USD 731,982 60,346
LME Copper Base Metal 3 11/2024 USD 732,207 56,260
LME Lead Base Metal 1 11/2024 USD 52,010 (871)
LME Lead Base Metal 2 11/2024 USD 103,472 (458)
LME Lead Base Metal 3 11/2024 USD 156,058 1,797
LME Nickel Base Metal 1 11/2024 USD 104,353 6,868
LME Nickel Base Metal 1 11/2024 USD 104,493 3,275
LME Nickel Base Metal 1 11/2024 USD 104,412 6,051
LME Nickel Base Metal 2 11/2024 USD 209,027 5,863
LME Nickel Base Metal 2 11/2024 USD 209,277 4,604
LME Nickel Base Metal 3 11/2024 USD 314,041 8,906
LME Nickel Base Metal 3 11/2024 USD 312,704 19,978
LME Zinc Base Metal 1 11/2024 USD 77,059 7,002
LME Zinc Base Metal 1 11/2024 USD 76,965 9,533
LME Zinc Base Metal 1 11/2024 USD 76,866 11,457
LME Zinc Base Metal 1 11/2024 USD 76,950 7,909
LME Zinc Base Metal 2 11/2024 USD 153,676 23,622
LME Zinc Base Metal 2 11/2024 USD 153,535 20,829
LME Zinc Base Metal 2 11/2024 USD 154,151 13,247
LME Zinc Base Metal 3 11/2024 USD 231,113 17,979
LME Zinc Base Metal 3 11/2024 USD 230,557 37,412
LME Zinc Base Metal 3 11/2024 USD 231,122 14,440
LME Zinc Base Metal 3 11/2024 USD 231,087 11,545
LME Zinc Base Metal 7 11/2024 USD 537,768 72,772
Soybean 51 11/2024 USD 2,695,350 23,718
100 oz Gold 21 12/2024 USD 5,584,740 49,363
Australia 10 Year Bond 363 12/2024 AUD 29,188,315 (271,511)
Australia 3 Year Bond 12 12/2024 AUD 888,690 (2,460)
Cocoa 9 12/2024 USD 694,980 72,912
Cocoa 14 12/2024 GBP 980,974 (37,466)
Coffee 'C' 29 12/2024 USD 2,938,969 306,902
Copper 12 12/2024 USD 1,365,900 94,808
Corn 70 12/2024 USD 1,486,625 56,181
DJIA CBOT E-Mini Index 5 12/2024 USD 1,066,075 22,898
Euro STOXX 50 Index 89 12/2024 EUR 4,983,239 111,899
Euro-Bobl 83 12/2024 EUR 11,089,746 79,905
Euro-BTP 68 12/2024 EUR 9,202,144 182,612
Euro-Bund 94 12/2024 EUR 14,115,410 14,618
Euro-Buxl 26 12/2024 EUR 3,945,360 22,458
Euro-OAT 76 12/2024 EUR 10,738,202 30,669
Euro-Schatz 10 12/2024 EUR 1,192,629 1,509
FTSE/MIB Index 146 12/2024 EUR 27,671,451 318,237
KOSPI 200 Index 43 12/2024 KRW 2,859,926 (50,159)
Lean Hogs 15 12/2024 USD 439,650 10,079
Live Cattle 23 12/2024 USD 1,700,160 21,676
LME Aluminum Base Metal 1 12/2024 USD 65,246 5,943
LME Aluminum Base Metal 1 12/2024 USD 65,288 (69)
LME Aluminum Base Metal 1 12/2024 USD 65,214 6,586
LME Aluminum Base Metal 1 12/2024 USD 65,230 6,440
LME Aluminum Base Metal 1 12/2024 USD 65,158 5,805
LME Aluminum Base Metal 2 12/2024 USD 130,557 8,751
LME Aluminum Base Metal 2 12/2024 USD 130,493 3,179
LME Aluminum Base Metal 2 12/2024 USD 130,278 11,322
LME Aluminum Base Metal 2 12/2024 USD 130,657 5,851
LME Aluminum Base Metal 5 12/2024 USD 326,311 24,546

Consolidated Schedule of Investments
September 30, 2024 (Unaudited)
AQR ALTERNATIVE RISK PREMIA FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | September 2024

(Continued)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
LME Aluminum Base Metal 5 12/2024 USD $ 326,356 $ (3,553)
LME Aluminum Base Metal 43 12/2024 USD 2,809,115 133,375
LME Copper Base Metal 1 12/2024 USD 244,881 21,254
LME Copper Base Metal 3 12/2024 USD 737,175 (8,559)
LME Copper Base Metal 5 12/2024 USD 1,227,544 14,491
LME Copper Base Metal 10 12/2024 USD 2,452,025 187,049
LME Lead Base Metal 4 12/2024 USD 209,190 569
LME Nickel Base Metal 1 12/2024 USD 104,783 8,978
LME Nickel Base Metal 1 12/2024 USD 105,084 933
LME Nickel Base Metal 1 12/2024 USD 104,966 6,503
LME Nickel Base Metal 1 12/2024 USD 104,771 8,670
LME Nickel Base Metal 2 12/2024 USD 209,920 10,681
LME Zinc Base Metal 1 12/2024 USD 77,282 4,070
LME Zinc Base Metal 1 12/2024 USD 77,242 4,335
LME Zinc Base Metal 1 12/2024 USD 77,075 8,537
LME Zinc Base Metal 14 12/2024 USD 1,082,442 81,531
Long Gilt 340 12/2024 GBP 44,819,910 (91,662)
MSCI EAFE Index 6 12/2024 USD 746,340 13,733
MSCI Emerging Markets Index 20 12/2024 USD 1,172,700 72,376
NASDAQ 100 E-Mini Index 2 12/2024 USD 810,450 13,492
Russell 2000 E-Mini Index 37 12/2024 USD 4,161,020 155,358
S&P 500 E-Mini Index 172 12/2024 USD 50,002,549 1,096,699
S&P Midcap 400 E-Mini Index 14 12/2024 USD 4,408,040 130,937
Soybean Meal 4 12/2024 USD 136,640 (857)
U.S. Treasury 10 Year Note 387 12/2024 USD 44,257,078 (209,478)
U.S. Treasury 2 Year Note 38 12/2024 USD 7,914,094 (3,021)
U.S. Treasury 5 Year Note 275 12/2024 USD 30,234,961 38,296
U.S. Treasury Long Bond 123 12/2024 USD 15,294,281 (67,391)
U.S. Treasury Ultra Bond 68 12/2024 USD 9,063,125 (59,105)
Wheat 20 12/2024 USD 584,000 13,969
Platinum 7 1/2025 USD 346,885 1,183
Sugar No. 11 103 2/2025 USD 2,592,139 158,920
3 Month Euro Euribor 4 3/2025 EUR 1,087,603 2,819
90-Day Australian Bank Bill 7 3/2025 AUD 4,793,472 (465)
90-Day New Zealand Bill 5 3/2025 NZD 3,146,859 3,079
3 Month CORRA 39 6/2025 CAD 7,006,562 22,567
3 Month Euro Euribor 14 6/2025 EUR 3,818,689 17,703
3 Month SARON 8 6/2025 CHF 2,352,218 2,276
3 Month SOFR 7 6/2025 USD 1,688,400 6,233
3 Month SONIA 7 6/2025 GBP 2,245,374 1,366
90-Day Australian Bank Bill 11 6/2025 AUD 7,537,938 1,992
90-Day New Zealand Bill 4 6/2025 NZD 2,520,196 3,284
3 Month CORRA 25 9/2025 CAD 4,501,784 15,060
3 Month Euro Euribor 19 9/2025 EUR 5,189,380 15,193
3 Month SARON 4 9/2025 CHF 1,177,291 3,985
3 Month SOFR 9 9/2025 USD 2,177,775 9,276
3 Month SONIA 6 9/2025 GBP 1,931,124 3,486
90-Day Australian Bank Bill 17 9/2025 AUD 11,654,383 7,474
90-Day New Zealand Bill 4 9/2025 NZD 2,521,923 891
3 Month CORRA 12 12/2025 CAD 2,162,742 6,702
3 Month Euro Euribor 10 12/2025 EUR 2,732,227 14,642
3 Month SARON 5 12/2025 CHF 1,472,204 2,738
3 Month SOFR 10 12/2025 USD 2,423,500 (204)
3 Month SONIA 10 12/2025 GBP 3,224,389 6,651
90-Day Australian Bank Bill 9 12/2025 AUD 6,171,476 376
3 Month CORRA 11 3/2026 CAD 1,983,327 1,465
3 Month Euro Euribor 11 3/2026 EUR 3,004,837 14,879

AQR Funds | N-PORT Part F | September 2024
See notes to Schedule of Investments.
AQR ALTERNATIVE RISK PREMIA FUND
Consolidated Schedule of Investments
September 30, 2024 (Unaudited)
(Continued)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
3 Month SARON 3 3/2026 CHF $ 883,455 $ 1,679
3 Month SOFR 5 3/2026 USD 1,212,563 770
3 Month SONIA 6 3/2026 GBP 1,936,338 5,836
3 Month Euro Euribor 12 6/2026 EUR 3,276,668 15,538
3 Month SOFR 5 6/2026 USD 1,212,875 2,247
3 Month SONIA 7 6/2026 GBP 2,259,646 6,685
3 Month Euro Euribor 12 9/2026 EUR 3,274,999 3,729
3 Month SOFR 5 9/2026 USD 1,212,813 1,847
3 Month SONIA 7 9/2026 GBP 2,259,646 5,083
3 Month SOFR 5 12/2026 USD 1,212,500 (1,592)
3 Month SONIA 7 12/2026 GBP 2,259,529 (687)
Total of long contracts 4,775,946
Short Contracts
Brent Crude Oil (202) 10/2024 USD (14,483,400) 152,785
CAC 40 10 Euro Index (271) 10/2024 EUR (23,075,761) (240,920)
Hang Seng Index (4) 10/2024 HKD (547,425) 753
HSCEI (62) 10/2024 HKD (3,012,729) (237,075)
LME Aluminum Base Metal (1) 10/2024 USD (65,413) (3,216)
LME Aluminum Base Metal (1) 10/2024 USD (65,169) (5,217)
LME Aluminum Base Metal (1) 10/2024 USD (65,000) (7,301)
LME Aluminum Base Metal (2) 10/2024 USD (130,779) (4,669)
LME Aluminum Base Metal (2) 10/2024 USD (130,006) (15,947)
LME Aluminum Base Metal (2) 10/2024 USD (130,037) (18,840)
LME Aluminum Base Metal (2) 10/2024 USD (130,031) (16,876)
LME Aluminum Base Metal (2) 10/2024 USD (130,961) (7,402)
LME Aluminum Base Metal (3) 10/2024 USD (195,728) (5,162)
LME Aluminum Base Metal (3) 10/2024 USD (195,065) (23,636)
LME Aluminum Base Metal (3) 10/2024 USD (195,994) (15,143)
LME Aluminum Base Metal (9) 10/2024 USD (588,292) (18,576)
LME Copper Base Metal (1) 10/2024 USD (243,141) (12,099)
LME Copper Base Metal (1) 10/2024 USD (242,958) (9,591)
LME Copper Base Metal (1) 10/2024 USD (243,541) (14,295)
LME Copper Base Metal (2) 10/2024 USD (485,860) (2,965)
LME Copper Base Metal (3) 10/2024 USD (727,713) 19,250
LME Copper Base Metal (4) 10/2024 USD (970,455) 23,289
LME Copper Base Metal (5) 10/2024 USD (1,214,349) 17,091
LME Copper Base Metal (18) 10/2024 USD (4,362,215) 50,576
LME Lead Base Metal (1) 10/2024 USD (51,713) (673)
LME Lead Base Metal (1) 10/2024 USD (51,567) 3,687
LME Lead Base Metal (2) 10/2024 USD (103,289) (516)
LME Lead Base Metal (2) 10/2024 USD (103,404) 491
LME Lead Base Metal (2) 10/2024 USD (103,449) (478)
LME Lead Base Metal (3) 10/2024 USD (154,968) (1,859)
LME Lead Base Metal (3) 10/2024 USD (153,905) 11,349
LME Nickel Base Metal (1) 10/2024 USD (103,767) (1,468)
LME Nickel Base Metal (1) 10/2024 USD (103,752) (237)
LME Nickel Base Metal (2) 10/2024 USD (207,244) 1,134
LME Nickel Base Metal (3) 10/2024 USD (311,714) (12,041)
LME Nickel Base Metal (3) 10/2024 USD (311,768) (16,253)
LME Nickel Base Metal (4) 10/2024 USD (414,922) 2,425
LME Zinc Base Metal (1) 10/2024 USD (76,744) (10,907)
LME Zinc Base Metal (2) 10/2024 USD (153,095) (6,287)
LME Zinc Base Metal (2) 10/2024 USD (153,507) (19,201)
LME Zinc Base Metal (3) 10/2024 USD (230,207) (30,735)
LME Zinc Base Metal (3) 10/2024 USD (230,072) (28,186)
LME Zinc Base Metal (3) 10/2024 USD (229,259) (6,367)
LME Zinc Base Metal (3) 10/2024 USD (229,700) (10,878)

Consolidated Schedule of Investments
September 30, 2024 (Unaudited)
AQR ALTERNATIVE RISK PREMIA FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | September 2024

(Continued)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts (continued)
LME Zinc Base Metal (4) 10/2024 USD $ (306,113) $ (7,825)
MSCI Singapore Index (190) 10/2024 SGD (5,076,522) 2,467
NY Harbor ULSD (108) 10/2024 USD (9,772,358) (188,774)
LME Aluminum Base Metal (1) 11/2024 USD (65,040) (6,295)
LME Aluminum Base Metal (1) 11/2024 USD (65,040) (7,042)
LME Aluminum Base Metal (1) 11/2024 USD (65,040) (3,368)
LME Aluminum Base Metal (2) 11/2024 USD (130,091) (12,560)
LME Aluminum Base Metal (2) 11/2024 USD (130,141) (3,146)
LME Aluminum Base Metal (3) 11/2024 USD (195,121) (25,070)
LME Aluminum Base Metal (3) 11/2024 USD (195,271) (9,401)
LME Aluminum Base Metal (3) 11/2024 USD (195,121) (22,730)
LME Aluminum Base Metal (3) 11/2024 USD (195,121) (25,842)
LME Aluminum Base Metal (4) 11/2024 USD (260,099) (30,984)
LME Copper Base Metal (1) 11/2024 USD (244,528) (10,380)
LME Copper Base Metal (1) 11/2024 USD (244,306) (12,596)
LME Copper Base Metal (1) 11/2024 USD (243,844) (21,023)
LME Copper Base Metal (1) 11/2024 USD (243,807) (23,809)
LME Copper Base Metal (1) 11/2024 USD (244,319) (13,340)
LME Copper Base Metal (2) 11/2024 USD (487,163) (31,491)
LME Copper Base Metal (2) 11/2024 USD (488,163) (34,418)
LME Copper Base Metal (2) 11/2024 USD (488,063) (41,068)
LME Copper Base Metal (2) 11/2024 USD (487,463) (42,794)
LME Copper Base Metal (3) 11/2024 USD (731,982) (60,065)
LME Copper Base Metal (3) 11/2024 USD (732,207) (56,196)
LME Lead Base Metal (1) 11/2024 USD (52,010) 737
LME Lead Base Metal (2) 11/2024 USD (103,472) 329
LME Lead Base Metal (3) 11/2024 USD (156,058) (1,116)
LME Nickel Base Metal (1) 11/2024 USD (104,353) (7,250)
LME Nickel Base Metal (1) 11/2024 USD (104,412) (6,314)
LME Nickel Base Metal (1) 11/2024 USD (104,493) (3,611)
LME Nickel Base Metal (2) 11/2024 USD (209,027) (6,473)
LME Nickel Base Metal (2) 11/2024 USD (209,277) (5,595)
LME Nickel Base Metal (3) 11/2024 USD (312,704) (20,861)
LME Nickel Base Metal (3) 11/2024 USD (314,041) (6,403)
LME Zinc Base Metal (1) 11/2024 USD (76,965) (9,467)
LME Zinc Base Metal (1) 11/2024 USD (77,059) (7,062)
LME Zinc Base Metal (1) 11/2024 USD (76,866) (11,320)
LME Zinc Base Metal (1) 11/2024 USD (76,950) (7,853)
LME Zinc Base Metal (2) 11/2024 USD (153,676) (24,169)
LME Zinc Base Metal (2) 11/2024 USD (154,151) (13,306)
LME Zinc Base Metal (2) 11/2024 USD (153,535) (19,266)
LME Zinc Base Metal (3) 11/2024 USD (230,557) (37,773)
LME Zinc Base Metal (3) 11/2024 USD (231,122) (14,606)
LME Zinc Base Metal (3) 11/2024 USD (231,087) (11,196)
LME Zinc Base Metal (3) 11/2024 USD (231,113) (19,247)
LME Zinc Base Metal (7) 11/2024 USD (537,768) (78,828)
Low Sulphur Gasoil (36) 11/2024 USD (2,376,900) (63,155)
Canada 10 Year Bond (333) 12/2024 CAD (30,762,705) (138,463)
Cotton No. 2 (2) 12/2024 USD (73,610) (4,455)
DAX Index (18) 12/2024 EUR (9,769,394) (266,681)
FTSE 100 Index (28) 12/2024 GBP (3,102,767) 18,228
FTSE/JSE Top 40 Index (113) 12/2024 ZAR (5,207,189) (172,754)
Japan 10 Year Bond (4) 12/2024 JPY (4,022,682) 7,436
KC HRW Wheat (4) 12/2024 USD (116,750) (1,675)
LME Aluminum Base Metal (1) 12/2024 USD (65,288) (40)
LME Aluminum Base Metal (1) 12/2024 USD (65,246) (6,152)
LME Aluminum Base Metal (1) 12/2024 USD (65,230) (6,674)

AQR Funds | N-PORT Part F | September 2024
See notes to Schedule of Investments.
AQR ALTERNATIVE RISK PREMIA FUND
Consolidated Schedule of Investments
September 30, 2024 (Unaudited)
(Continued)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts (continued)
LME Aluminum Base Metal (1) 12/2024 USD $ (65,158) $ (5,920)
LME Aluminum Base Metal (1) 12/2024 USD (65,214) (6,808)
LME Aluminum Base Metal (2) 12/2024 USD (130,557) (8,670)
LME Aluminum Base Metal (2) 12/2024 USD (130,493) (3,986)
LME Aluminum Base Metal (2) 12/2024 USD (130,278) (11,041)
LME Aluminum Base Metal (2) 12/2024 USD (130,657) (4,624)
LME Aluminum Base Metal (5) 12/2024 USD (326,356) 3,410
LME Aluminum Base Metal (5) 12/2024 USD (326,311) (24,770)
LME Aluminum Base Metal (16) 12/2024 USD (1,045,252) (79,299)
LME Copper Base Metal (1) 12/2024 USD (244,881) (20,978)
LME Copper Base Metal (3) 12/2024 USD (737,175) 13,702
LME Copper Base Metal (10) 12/2024 USD (2,452,025) (187,539)
LME Copper Base Metal (15) 12/2024 USD (3,682,631) (274,954)
LME Nickel Base Metal (1) 12/2024 USD (104,783) (8,936)
LME Nickel Base Metal (1) 12/2024 USD (105,084) (1,737)
LME Nickel Base Metal (1) 12/2024 USD (104,771) (8,774)
LME Nickel Base Metal (1) 12/2024 USD (104,966) (6,855)
LME Nickel Base Metal (6) 12/2024 USD (629,761) (18,361)
LME Zinc Base Metal (1) 12/2024 USD (77,075) (8,828)
LME Zinc Base Metal (1) 12/2024 USD (77,242) (4,630)
LME Zinc Base Metal (1) 12/2024 USD (77,317) (4,395)
LME Zinc Base Metal (1) 12/2024 USD (77,282) (4,910)
MEX BOLSA Index (22) 12/2024 MXN (594,581) 4,414
Palladium (2) 12/2024 USD (200,040) (8,287)
S&P/TSX 60 Index (10) 12/2024 CAD (2,135,975) (32,373)
SET50 Index (102) 12/2024 THB (579,905) 4,556
Silver (2) 12/2024 USD (314,580) (28,066)
Soybean Oil (7) 12/2024 USD (181,902) (18,364)
SPI 200 Index (26) 12/2024 AUD (3,732,530) (43,125)
TOPIX Index (25) 12/2024 JPY (4,605,149) (155,093)
Total of short contracts (3,110,212)
Net unrealized appreciation $ 1,665,734
Forward foreign currency exchange contracts outstanding as of September 30, 2024:
Over-the-Counter
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
AUD 7,600,583 USD 5,163,000 CITI 12/18/2024 $ 95,856
AUD 7,600,582 USD 5,162,974 JPMC 12/18/2024 95,881
BRL 20,370,571 USD 3,633,994 CITI
**
12/18/2024 71,137
BRL 20,370,571 USD 3,633,975 JPMC
**
12/18/2024 71,155
CAD 3,711,501 USD 2,744,055 CITI 12/18/2024 5,786
CAD 3,711,501 USD 2,744,041 JPMC 12/18/2024 5,801
CHF 17,500 USD 20,734 CITI 12/18/2024 124
CHF 17,500 USD 20,734 JPMC 12/18/2024 124
CLP 200,000,000 USD 217,079 CITI
**
12/18/2024 5,183
CLP 200,000,000 USD 217,078 JPMC
**
12/18/2024 5,183
CNY 15,277,247 USD 2,169,607 CITI
**
12/18/2024 24,556
CNY 15,277,239 USD 2,169,595 JPMC
**
12/18/2024 24,568
EUR 8,830,751 USD 9,826,116 CITI 12/18/2024 35,182
EUR 8,830,750 USD 9,826,065 JPMC 12/18/2024 35,230
GBP 10,709,002 USD 14,089,634 CITI 12/18/2024 225,241
GBP 10,708,998 USD 14,089,558 JPMC 12/18/2024 225,314

Consolidated Schedule of Investments
September 30, 2024 (Unaudited)
AQR ALTERNATIVE RISK PREMIA FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | September 2024

(Continued)
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
IDR 1,000,000,000 USD 64,966 CITI
**
12/18/2024 $ 675
IDR 1,000,000,000 USD 64,965 JPMC
**
12/18/2024 675
ILS 272,500 USD 73,040 CITI 12/18/2024 233
ILS 272,500 USD 73,040 JPMC 12/18/2024 233
INR 517,652,500 USD 6,142,847 CITI
**
12/18/2024 11,112
INR 517,652,500 USD 6,142,817 JPMC
**
12/18/2024 11,142
JPY 941,028,121 USD 6,572,751 CITI 12/18/2024 45,381
JPY 941,028,123 USD 6,572,718 JPMC 12/18/2024 45,414
KRW 786,442,877 USD 594,990 CITI
**
12/18/2024 3,679
KRW 786,442,874 USD 594,987 JPMC
**
12/18/2024 3,682
MXN 15,355,376 USD 768,434 CITI 12/18/2024 2,028
MXN 15,355,374 USD 768,430 JPMC 12/18/2024 2,032
NOK 14,836,252 USD 1,400,201 CITI 12/18/2024 6,273
NOK 14,836,250 USD 1,400,194 JPMC 12/18/2024 6,280
NZD 1,443,499 USD 896,281 CITI 12/18/2024 20,891
NZD 1,443,501 USD 896,277 JPMC 12/18/2024 20,896
PEN 548,500 USD 146,449 CITI
**
12/18/2024 1,402
PEN 548,500 USD 146,448 JPMC
**
12/18/2024 1,403
PHP 15,345,562 USD 272,214 CITI
**
12/18/2024 1,100
PHP 15,345,562 USD 272,233 JPMC
**
12/18/2024 1,083
PLN 3,616,884 USD 935,143 CITI 12/18/2024 2,281
PLN 3,616,884 USD 935,138 JPMC 12/18/2024 2,285
SEK 161,020,000 USD 15,816,937 CITI 12/18/2024 99,586
SEK 161,020,000 USD 15,816,858 JPMC 12/18/2024 99,665
SGD 3,452,752 USD 2,671,302 CITI 12/18/2024 25,604
SGD 3,452,724 USD 2,671,212 JPMC 12/18/2024 25,672
THB 30,500,000 USD 906,789 CITI 12/18/2024 46,009
THB 30,500,000 USD 906,784 JPMC 12/18/2024 46,013
TWD 65,859,688 USD 2,089,592 CITI
**
12/18/2024 10,881
TWD 65,859,688 USD 2,089,582 JPMC
**
12/18/2024 10,890
USD 3,084,741 CAD 4,146,750 CITI 12/18/2024 12,426
USD 3,084,757 CAD 4,146,750 JPMC 12/18/2024 12,442
USD 11,211,423 CHF 9,364,407 CITI 12/18/2024 50,006
USD 11,211,477 CHF 9,364,405 JPMC 12/18/2024 50,060
USD 556,775 CZK 12,519,200 CITI 12/18/2024 2,924
USD 556,778 CZK 12,519,200 JPMC 12/18/2024 2,927
USD 3,810,447 EUR 3,399,338 CITI 12/18/2024 14,408
USD 3,810,465 EUR 3,399,337 JPMC 12/18/2024 14,426
USD 2,611,677 GBP 1,952,000 CITI 12/18/2024 2,411
USD 2,611,690 GBP 1,952,000 JPMC 12/18/2024 2,424
USD 591,943 HUF 210,000,000 CITI 12/18/2024 5,154
USD 591,946 HUF 210,000,000 JPMC 12/18/2024 5,157
USD 2,294,380 ILS 8,446,500 CITI 12/18/2024 23,196
USD 2,294,391 ILS 8,446,500 JPMC 12/18/2024 23,208
USD 7,103,496 JPY 1,005,255,625 CITI 12/18/2024 33,661
USD 7,103,532 JPY 1,005,255,624 JPMC 12/18/2024 33,695
USD 320,922 KRW 418,800,000 CITI
**
12/18/2024 2,116
USD 320,923 KRW 418,800,000 JPMC
**
12/18/2024 2,116
USD 589,543 MXN 11,624,666 CITI 12/18/2024 6,270
USD 589,546 MXN 11,624,666 JPMC 12/18/2024 6,274
USD 528,810 NOK 5,557,468 CITI 12/18/2024 1,963
USD 528,813 NOK 5,557,470 JPMC 12/18/2024 1,966
USD 389,991 PLN 1,499,500 CITI 12/18/2024 1,351
USD 389,993 PLN 1,499,500 JPMC 12/18/2024 1,353
ZAR 27,276,248 USD 1,519,362 CITI 12/18/2024 48,925
ZAR 27,276,251 USD 1,519,354 JPMC 12/18/2024 48,932
Total unrealized appreciation 1,890,612
AUD 146,500 USD 101,492 CITI 12/18/2024 (128)

AQR Funds | N-PORT Part F | September 2024
See notes to Schedule of Investments.
AQR ALTERNATIVE RISK PREMIA FUND
Consolidated Schedule of Investments
September 30, 2024 (Unaudited)
(Continued)
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
AUD 146,500 USD 101,491 JPMC 12/18/2024 $ (128)
BRL 3,712,429 USD 676,336 CITI
**
12/18/2024 (1,094)
BRL 3,712,429 USD 676,333 JPMC
**
12/18/2024 (1,092)
CAD 7,190,500 USD 5,336,998 CITI 12/18/2024 (9,575)
CAD 7,190,499 USD 5,336,970 JPMC 12/18/2024 (9,549)
CHF 603,500 USD 721,470 CITI 12/18/2024 (2,160)
CHF 603,500 USD 721,467 JPMC 12/18/2024 (2,157)
CLP 150,000,000 USD 167,673 CITI
**
12/18/2024 (977)
CLP 150,000,000 USD 167,672 JPMC
**
12/18/2024 (976)
CNY 12,694,856 USD 1,826,035 CITI
**
12/18/2024 (2,763)
CNY 12,694,857 USD 1,826,026 JPMC
**
12/18/2024 (2,753)
COP 2,250,865,500 USD 541,930 CITI
**
12/18/2024 (12,065)
COP 2,250,865,500 USD 541,927 JPMC
**
12/18/2024 (12,064)
CZK 4,000,000 USD 177,532 CITI 12/18/2024 (571)
CZK 4,000,000 USD 177,531 JPMC 12/18/2024 (570)
DKK 698,000 USD 104,738 CITI 12/18/2024 (83)
DKK 698,000 USD 104,738 JPMC 12/18/2024 (83)
EUR 7,562,250 USD 8,459,792 CITI 12/18/2024 (15,030)
EUR 7,562,249 USD 8,459,748 JPMC 12/18/2024 (14,988)
HUF 804,669,500 USD 2,265,890 CITI 12/18/2024 (17,457)
HUF 804,669,500 USD 2,265,878 JPMC 12/18/2024 (17,446)
IDR 500,000,000 USD 33,019 CITI
**
12/18/2024 (198)
IDR 500,000,000 USD 33,019 JPMC
**
12/18/2024 (198)
ILS 4,383,000 USD 1,190,354 CITI 12/18/2024 (11,805)
ILS 4,383,000 USD 1,190,348 JPMC 12/18/2024 (11,801)
INR 150,000,000 USD 1,786,945 CITI
**
12/18/2024 (3,714)
INR 150,000,000 USD 1,786,936 JPMC
**
12/18/2024 (3,706)
JPY 877,009,375 USD 6,199,693 CITI 12/18/2024 (31,798)
JPY 877,009,373 USD 6,199,662 JPMC 12/18/2024 (31,766)
KRW 112,147,624 USD 85,395 CITI
**
12/18/2024 (24)
KRW 112,147,625 USD 85,394 JPMC
**
12/18/2024 (23)
MXN 33,210,751 USD 1,681,868 CITI 12/18/2024 (15,504)
MXN 33,210,748 USD 1,681,859 JPMC 12/18/2024 (15,494)
NOK 15,336,247 USD 1,459,712 CITI 12/18/2024 (5,839)
NOK 15,336,252 USD 1,459,705 JPMC 12/18/2024 (5,831)
PHP 11,477,938 USD 205,811 CITI
**
12/18/2024 (1,381)
PHP 11,477,938 USD 205,800 JPMC
**
12/18/2024 (1,369)
PLN 3,131,883 USD 815,396 CITI 12/18/2024 (3,676)
PLN 3,131,883 USD 815,392 JPMC 12/18/2024 (3,671)
SGD 434,500 USD 339,809 CITI 12/18/2024 (427)
SGD 434,500 USD 339,808 JPMC 12/18/2024 (424)
TWD 15,714,619 USD 503,696 CITI
**
12/18/2024 (2,507)
TWD 15,714,618 USD 503,694 JPMC
**
12/18/2024 (2,504)
USD 974,348 AUD 1,439,500 CITI 12/18/2024 (21,644)
USD 974,353 AUD 1,439,500 JPMC 12/18/2024 (21,639)
USD 916,817 BRL 5,109,785 CITI
**
12/18/2024 (12,584)
USD 916,821 BRL 5,109,785 JPMC
**
12/18/2024 (12,579)
USD 1,813,857 CAD 2,457,001 CITI 12/18/2024 (6,529)
USD 1,813,865 CAD 2,456,999 JPMC 12/18/2024 (6,520)
USD 12,544,804 CHF 10,549,985 CITI 12/18/2024 (29,703)
USD 12,544,869 CHF 10,549,987 JPMC 12/18/2024 (29,638)
USD 243,383 CLP 222,609,687 CITI
**
12/18/2024 (4,004)
USD 243,384 CLP 222,609,687 JPMC
**
12/18/2024 (4,003)
USD 2,623,540 CNY 18,476,166 CITI
**
12/18/2024 (30,061)
USD 2,623,552 CNY 18,476,160 JPMC
**
12/18/2024 (30,048)
USD 138,341 CZK 3,129,800 CITI 12/18/2024 (121)
USD 138,342 CZK 3,129,800 JPMC 12/18/2024 (121)
USD 6,045,471 EUR 5,426,957 CITI 12/18/2024 (14,811)

Consolidated Schedule of Investments
September 30, 2024 (Unaudited)
AQR ALTERNATIVE RISK PREMIA FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | September 2024

CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
USD 6,045,500 EUR 5,426,956 JPMC 12/18/2024 $ (14,779)
USD 1,511,200 GBP 1,142,002 CITI 12/18/2024 (15,332)
USD 1,511,202 GBP 1,141,998 JPMC 12/18/2024 (15,324)
USD 265,981 HKD 2,066,500 CITI 12/18/2024 (123)
USD 265,983 HKD 2,066,500 JPMC 12/18/2024 (121)
USD 332 IDR 5,151,000 CITI
**
12/18/2024 (6)
USD 332 IDR 5,151,000 JPMC
**
12/18/2024 (6)
USD 238,955 ILS 900,500 CITI 12/18/2024 (3,180)
USD 238,957 ILS 900,500 JPMC 12/18/2024 (3,180)
USD 2,905,110 JPY 415,766,875 CITI 12/18/2024 (18,927)
USD 2,905,125 JPY 415,766,876 JPMC 12/18/2024 (18,911)
USD 2,999,396 KRW 3,978,250,501 CITI
**
12/18/2024 (28,992)
USD 2,999,411 KRW 3,978,250,499 JPMC
**
12/18/2024 (28,975)
USD 1,776,597 MXN 35,791,336 CITI 12/18/2024 (19,249)
USD 1,776,605 MXN 35,791,332 JPMC 12/18/2024 (19,241)
USD 329,163 NOK 3,482,734 CITI 12/18/2024 (999)
USD 329,165 NOK 3,482,735 JPMC 12/18/2024 (998)
USD 17,843,145 NZD 28,498,618 CITI 12/18/2024 (264,337)
USD 17,843,236 NZD 28,498,621 JPMC 12/18/2024 (264,249)
USD 489,945 PEN 1,839,136 CITI
**
12/18/2024 (5,801)
USD 489,948 PEN 1,839,136 JPMC
**
12/18/2024 (5,799)
USD 295,699 SEK 3,000,000 CITI 12/18/2024 (845)
USD 295,701 SEK 3,000,000 JPMC 12/18/2024 (844)
USD 5,140,975 SGD 6,663,514 CITI 12/18/2024 (63,822)
USD 5,140,979 SGD 6,663,486 JPMC 12/18/2024 (63,796)
USD 81,429 THB 2,750,000 CITI 12/18/2024 (4,479)
USD 81,429 THB 2,750,000 JPMC 12/18/2024 (4,479)
USD 416,713 ZAR 7,499,999 CITI 12/18/2024 (14,510)
USD 416,716 ZAR 7,500,001 JPMC 12/18/2024 (14,508)
ZAR 8,500,001 USD 490,459 CITI 12/18/2024 (1,740)
ZAR 8,499,999 USD 490,457 JPMC 12/18/2024 (1,737)
Total unrealized depreciation (1,400,663)
Net unrealized appreciation $ 489,949
** Non-deliverable forward foreign currency exchange contracts.

AQR Funds | N-PORT Part F | September 2024
See notes to Schedule of Investments.
(Continued)
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
September 30, 2024 (Unaudited)
INVESTMENTS SHARES VALUE ($)
LONG POSITIONS - 139.0%
COMMON STOCKS - 27.2%
Communication Services - 0 .5%
Diversified Telecommunication Services - 0 .5%
Frontier Communications Parent,
Inc. *(a)(b) 253,581 9,009,733
Entertainment - 0 .0% †
Lions Gate Entertainment Corp.,
Class B *(a) 10,384 71,857
Wireless Telecommunication Services - 0 .0% †
Foxx Development Holdings, Inc.
(2)* 18,419 213,292
Total Communication Services 9,294,882
Consumer Discretionary - 2 .7%
Hotels, Restaurants & Leisure - 0 .5%
Everi Holdings, Inc. *
738,297 9,701,223
Pinstripes Holdings, Inc., Class A *
25,000 19,172
9,720,395
Household Durables - 1 .1%
Meritage Homes Corp. (a)
8,272 1,696,339
Vizio Holding Corp., Class A *(a)(b)
1,789,848 19,992,602
21,688,941
Specialty Retail - 0 .5%
Wayfair, Inc., Class A *(a) 168,124 9,445,206
Textiles, Apparel & Luxury Goods - 0 .6%
Under Armour, Inc., Class A * 1,409,380 12,557,576
Total Consumer Discretionary 53,412,118
Consumer Staples - 0 .6%
Tobacco - 0 .6%
Vector Group Ltd. 798,829 11,918,529
Energy - 5 .0%
Energy Equipment & Services - 1 .9%
ChampionX Corp. (a)(b) 1,262,972 38,078,606
Oil, Gas & Consumable Fuels - 3 .1%
Southwestern Energy Co. *(a)(b)
7,219,945 51,333,809
Tellurian, Inc. *(a)
11,313,890 10,951,845
62,285,654
Total Energy 100,364,260
Financials - 4 .9%
Banks - 1 .5%
First Bancshares, Inc. (The) (a)
220,968 7,099,702
Heartland Financial USA, Inc. (a)
331,236 18,781,081
Patriot National Bancorp, Inc. *
69,838 132,692
Premier Financial Corp. (a)
134,211 3,151,275
29,164,750
INVESTMENTS SHARES VALUE ($)
Capital Markets - 1 .7%
Andretti Acquisition Corp. II, Class
B (acquired 9/6/2024, Cost $309)
(3)*(c)(d) 77,278 309
Aquaron Acquisition Corp. *(d)
9,101 99,383
Bellevue Life Sciences Acquisition
Corp. (2)*(d) 20,011 217,119
Black Hawk Acquisition Corp., Class
A *(a)(d) 8,700 89,001
BurTech Acquisition Corp., Class
A *(d) 68,249 769,849
byNordic Acquisition Corp. (Sweden)
(2)*(d) 40,443 459,028
CF Acquisition Corp. VII, Class A
*(d) 13,589 150,838
Coinbase Global, Inc., Class A *
46,430 8,272,433
Direct Selling Acquisition Corp.,
Class A (2)*(d) 135,365 1,513,381
DT Cloud Star Acquisition Corp. *(d)
106,129 1,060,759
ESH Acquisition Corp., Class A *(d)
136,170 1,443,402
ExcelFin Acquisition Corp., Class B
(2)*(d)(e) 46,529 525,778
Four Leaf Acquisition Corp., Class
A (2)*(d) 93,095 1,015,667
Gigcapital7 Corp. B Shares
(acquired 8/29/2024, Cost $78,678)
(3)*(c)(d) 68,416 78,678
Global Blockchain Acquisition Corp.
*(a)(d) 5,348 59,363
Global Star Acquisition, Inc., Class
A *(a)(d) 2,379 26,978
Gores Holdings IX, Inc., Class A
(2)*(d) 357,064 3,781,308
GSR III, Class B (acquired
9/30/2024, Cost $–) (3)*(c)(d) 4,481 –
HCM II Acquisition Corp., Class B
(acquired 8/16/2024, Cost $236)
(3)*(c)(d) 59,069 236
Hennessy Capital Investment Corp.
VI, Class A *(d) 74,705 860,602
IB Acquisition Corp. (2)*(a)(d)
185,392 1,853,920
Inception Growth Acquisition Ltd.
*(d) 39,600 449,460
Inception Growth Acquisition Ltd.,
Class B (acquired 4/26/2023, Cost
$–) (3)*(c)(d) 33,755 –
Iron Horse Acquisitions Corp. *(a)(d)
66,623 678,889
Launch One Acquisition Corp. *(d)
373,256 3,721,362
Launch One Acquisition Corp., Class
B (acquired 7/11/2024, Cost $236)
(3)*(c)(d) 59,069 236
Qomolangma Acquisition Corp. *(d)
8,182 93,275
Quetta Acquisition Corp. *(d)
129,585 1,348,980
Sagaliam Acquisition Corp., Class
A (2)*(d) 31,501 349,661
ShoulderUp Technology Acquisition
Corp., Class B (acquired 5/11/2023 -
11/21/2023, Cost $–) (3)*(c)(d) 45,000 –
SilverBox Corp. III, Class A *(d)
139,589 1,493,616
SilverBox IV, Class B (acquired
8/16/2024, Cost $273) (3)*(c)(d) 68,292 273

Schedule of Investments
September 30, 2024 (Unaudited)
AQR DIVERSIFIED ARBITRAGE FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | September 2024

(Continued)
INVESTMENTS SHARES VALUE ($)
Capital Markets - 1.7% (continued)
SIM Acquisition Corp. I, Class A
(2)*(d) 17,180 171,628
Sim Acquisition Corp. I B Shares
(acquired 7/11/2024, Cost $145)
(3)*(c)(d) 43,961 145
SK Growth Opportunities Corp.,
Class A *(d) 70,826 801,750
Trailblazer Merger Corp. I *(d)
184,785 2,032,635
Voyager Acquisition Corp., Class
B (acquired 8/9/2024, Cost $300)
(3)*(c)(d) 74,993 300
Welsbach Technology Metals
Acquisition Corp. (2)*(d) 71,413 786,257
34,206,499
Financial Services - 0 .6%
Global Payments, Inc. (a)
11,535 1,181,415
Nuvei Corp. (Canada)
356,383 11,885,373
13,066,788
Insurance - 1 .1%
Enstar Group Ltd. * 70,570 22,694,606
Total Financials 99,132,643
Health Care - 2 .3%
Biotechnology - 0 .1%
Alnylam Pharmaceuticals, Inc. *(a)
11,367 3,126,266
Bridgebio Pharma, Inc. *(a)
2,878 73,274
3,199,540
Health Care Equipment & Supplies - 1 .5%
Axonics, Inc. * 422,478 29,404,469
Health Care Providers & Services - 0 .6%
PetIQ, Inc., Class A *(a)(b)
114,274 3,516,211
R1 RCM, Inc. *(a)(b)
551,025 7,808,024
11,324,235
Pharmaceuticals - 0 .1%
Revance Therapeutics, Inc. *(a)(b) 605,983 3,145,052
Total Health Care 47,073,296
Industrials - 1 .5%
Commercial Services & Supplies - 0 .9%
Stericycle, Inc. *(a)
259,470 15,827,670
Tetra Tech, Inc. (a)
64,280 3,031,445
18,859,115
Ground Transportation - 0 .1%
Lyft, Inc., Class A *(a) 69,725 888,994
Professional Services - 0 .5%
Parsons Corp. *(a)
27,536 2,854,932
Sterling Check Corp. *(a)
400,300 6,693,016
9,547,948
Total Industrials 29,296,057
INVESTMENTS SHARES VALUE ($)
Information Technology - 5 .2%
Communications Equipment - 1 .0%
Infinera Corp. *(a)(b) 3,016,838 20,363,656
IT Services - 1 .0%
Perficient, Inc. *(a)(b)
151,588 11,441,862
Squarespace, Inc., Class A *(a)
199,303 9,253,639
20,695,501
Semiconductors & Semiconductor Equipment - 0 .0% †
GCT Semiconductor Holding, Inc.
*(e) 25,000 83,750
Software - 3 .0%
Envestnet, Inc. *(a)(b)
264,516 16,563,992
HashiCorp, Inc., Class A *
618,922 20,956,699
Matterport, Inc. *
1,778,119 8,001,536
Nutanix, Inc., Class A *(a)
68,681 4,069,349
PowerSchool Holdings, Inc., Class
A * 440,868 10,056,199
Rezolve AI Ltd. (2)*(e)
19,875 133,361
59,781,136
Technology Hardware, Storage & Peripherals - 0 .2%
Seagate Technology Holdings plc (a) 30,871 3,381,301
Total Information Technology 104,305,344
Materials - 1 .9%
Metals & Mining - 1 .9%
Arch Resources, Inc. (a)
47,838 6,609,298
Gatos Silver, Inc. *(a)
352,035 5,308,688
Haynes International, Inc. (a)
90,874 5,410,638
Rio Tinto plc, ADR (Australia)
301,998 21,493,197
Total Materials 38,821,821
Real Estate - 0 .2%
Health Care REITs - 0 .2%
Welltower, Inc., REIT (a) 30,080 3,851,142
Utilities - 2 .4%
Electric Utilities - 2 .4%
ALLETE, Inc.
338,393 21,721,447
Avangrid, Inc.
273,417 9,785,594
NextEra Energy, Inc. (a)
199,233 16,841,166
Total Utilities 48,348,207
TOTAL COMMON STOCKS
(Cost $522,839,142) 545,818,299
CLOSED-END FUNDS - 4 .1%
Financials - 4 .1%
abrdn Emerging Markets Equity
Income Fund, Inc. 36,932 208,112
abrdn Global Dynamic Dividend
Fund (a) 49,824 529,131
abrdn Healthcare Investors
74,875 1,394,172
abrdn Healthcare Opportunities
Fund 1,839 40,605
abrdn Life Sciences Investors
84,074 1,267,836

AQR Funds | N-PORT Part F | September 2024
See notes to Schedule of Investments.
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
September 30, 2024 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
Financials - 4.1% (continued)
abrdn National Municipal Income
Fund (a) 23,785 265,678
abrdn Total Dynamic Dividend Fund
213,809 1,945,662
Adams Natural Resources Fund,
Inc. (a) 21,269 493,866
Advent Convertible and Income
Fund 499 5,858
AllianceBernstein National Municipal
Income Fund, Inc. (a) 56,992 672,506
Allspring Income Opportunities Fund
101,478 723,538
Allspring Multi-Sector Income Fund
49,743 476,538
Bancroft Fund Ltd. (a)
5,532 92,772
BlackRock Energy and Resources
Trust 7,786 100,284
BlackRock Enhanced Capital and
Income Fund, Inc. 3,995 78,662
BlackRock Enhanced Equity
Dividend Trust 305,796 2,645,135
BlackRock Enhanced Global
Dividend Trust 107,583 1,211,385
BlackRock Enhanced International
Dividend Trust 192,890 1,118,762
BlackRock Health Sciences Trust
643 26,961
BlackRock Innovation and Growth
Term Trust 22,493 169,822
BlackRock Investment Quality
Municipal Trust, Inc. (The) (a) 14,348 185,376
BlackRock Municipal 2030 Target
Term Trust 79,298 1,714,423
BlackRock Municipal Income Quality
Trust (a) 33,143 399,042
BlackRock Municipal Income Trust
(a) 55,467 586,286
BlackRock Municipal Income Trust
II (a) 72,575 817,194
BlackRock MuniHoldings Fund, Inc.
93,069 1,177,323
BlackRock MuniHoldings New
Jersey Quality Fund, Inc. (a) 55,701 675,653
BlackRock MuniHoldings New York
Quality Fund, Inc. (a) 42,086 469,680
BlackRock MuniHoldings Quality
Fund II, Inc. (a) 52,485 561,065
BlackRock MuniVest Fund II, Inc. (a)
43,956 500,659
BlackRock MuniVest Fund, Inc.
82,907 630,093
BlackRock MuniYield Michigan
Quality Fund, Inc. (a) 33,598 403,512
BlackRock MuniYield New York
Quality Fund, Inc. (a) 45,660 492,215
BlackRock MuniYield Pennsylvania
Quality Fund (a) 3,052 38,150
BlackRock MuniYield Quality Fund
II, Inc. (a) 37,552 406,313
BlackRock New York Municipal
Income Trust (a) 49,928 549,208
BlackRock Resources &
Commodities Strategy Trust 158,289 1,519,574
BlackRock Science and Technology
Term Trust 102,076 1,959,859
BNY Mellon Municipal Income, Inc.
44,997 328,928
INVESTMENTS SHARES VALUE ($)
Financials - 4.1% (continued)
BNY Mellon Strategic Municipal
Bond Fund, Inc. 116,661 726,798
BNY Mellon Strategic Municipals,
Inc. (a) 166,304 1,082,639
Brookfield Real Assets Income
Fund, Inc. (a) 199,823 2,737,575
Calamos Global Dynamic Income
Fund 163,600 1,173,012
Calamos Long (a)
25,979 407,610
Central Securities Corp.
22,934 1,051,295
Clough Global Equity Fund (a)
68,512 475,418
Clough Global Opportunities Fund
(a) 90,937 495,607
Duff & Phelps Utility and
Infrastructure Fund, Inc. 40,351 473,721
Eaton Vance California Municipal
Bond Fund (a) 19,861 191,659
Eaton Vance Municipal Income Trust
(a) 44,742 490,820
Eaton Vance Tax Managed Global
Buy Write Opportunities Fund 266,281 2,311,319
Eaton Vance Tax-Advantaged
Dividend Income Fund 85,152 2,102,403
Eaton Vance Tax-Advantaged Global
Dividend Income Fund 115,707 2,249,344
Eaton Vance Tax-Advantaged Global
Dividend Opportunities Fund 14,680 389,607
Eaton Vance Tax-Managed Global
Diversified Equity Income Fund 429,286 3,743,374
Ellsworth Growth and Income Fund
Ltd. (a) 44,131 396,738
Federated Hermes Premier
Municipal Income Fund 26,148 324,758
Flaherty & Crumrine Preferred and
Income Fund (a) 28,459 340,085
Flaherty & Crumrine Preferred and
Income Opportunity Fund, Inc. (a) 18,875 177,614
Flaherty & Crumrine Preferred and
Income Securities Fund (a) 121,908 2,000,510
Flaherty & Crumrine Total Return
Fund (a) 31,933 552,122
Franklin Ltd. Duration Income Trust
(a) 17,180 114,591
Gabelli Dividend & Income Trust
(The) 96,267 2,353,728
Gabelli Global Small and Mid Cap
Value Trust (The) (a) 1,655 20,539
Gabelli Healthcare & WellnessRx
Trust (The) (a) 29,128 318,952
General American Investors Co.,
Inc. (a) 19,745 1,058,529
Highland Global Allocation Fund (a)
20,671 162,474
Insight Select Income Fund (a)
11,541 203,699
Invesco Advantage Municipal
Income Trust II (a) 44,483 414,137
Invesco California Value Municipal
Income Trust (a) 86,025 936,812
Invesco Municipal Opportunity Trust
(a) 64,404 661,429

Schedule of Investments
September 30, 2024 (Unaudited)
AQR DIVERSIFIED ARBITRAGE FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | September 2024

(Continued)
INVESTMENTS SHARES VALUE ($)
Financials - 4.1% (continued)
Invesco Municipal Trust (a)
48,073 493,229
Invesco Pennsylvania Value
Municipal Income Trust (a) 15,573 176,131
Invesco Quality Municipal Income
Trust (a) 65,293 681,659
Invesco Trust for Investment Grade
Municipals (a) 81,314 858,676
Invesco Trust for Investment Grade
New York Municipals (a) 15,945 183,846
Invesco Value Municipal Income
Trust (a) 65,371 841,978
John Hancock Hedged Equity &
Income Fund (a) 29,249 320,862
John Hancock Income Securities
Trust (a) 9,867 114,704
John Hancock Tax-Advantaged
Dividend Income Fund 64,693 1,502,171
Lazard Global Total Return and
Income Fund, Inc. (a) 19,287 349,866
Liberty All Star Growth Fund, Inc. (a)
21,984 123,330
Neuberger Berman Municipal Fund,
Inc. 46,737 519,248
New America High Income Fund,
Inc. (The) (a) 17,110 142,526
New Germany Fund, Inc. (The) (a)
32,818 293,065
Nuveen Arizona Quality Municipal
Income Fund (a) 6,536 77,255
Nuveen California AMT-Free Quality
Municipal Income Fund (a) 30,868 419,496
Nuveen Dow 30sm Dynamic
Overwrite Fund 93,680 1,391,148
Nuveen NASDAQ 100 Dynamic
Overwrite Fund (a) 59,254 1,488,460
Nuveen New Jersey Quality
Municipal Income Fund (a) 8,399 109,523
Nuveen New York AMT-Free Quality
Municipal Income Fund (a) 41,538 465,226
Nuveen New York Quality Municipal
Income Fund (a) 20,462 241,247
Nuveen Pennsylvania Quality
Municipal Income Fund (a) 23,302 294,071
Nuveen Preferred & Income
Opportunities Fund (a) 103,913 838,578
Nuveen Real Estate Income Fund
(a) 58,284 542,041
Nuveen S&P 500 Buy-Write Income
Fund 147,266 2,020,489
Nuveen S&P 500 Dynamic
Overwrite Fund (a) 2,979 49,988
Nuveen Virginia Quality Municipal
Income Fund (a) 6,699 87,288
PIMCO California Municipal Income
Fund II (a) 6,679 41,944
Pioneer Municipal High Income
Advantage Fund, Inc. 50,714 448,312
Pioneer Municipal High Income
Fund Trust (a) 66,119 634,742
Putnam Municipal Opportunities
Trust 338 3,684
INVESTMENTS SHARES VALUE ($)
Financials - 4.1% (continued)
Royce Micro-Cap Trust, Inc.
70,705 679,475
Royce Small-Cap Trust, Inc.
142,653 2,239,652
Sprott Focus Trust, Inc.
24,772 191,240
SRH Total Return Fund, Inc.
83,012 1,311,590
Swiss Helvetia Fund, Inc. (The)
14,911 133,453
Templeton Emerging Markets Fund
19,804 268,146
Tri-Continental Corp.
21,333 704,842
Virtus Dividend Interest & Premium
Strategy Fund 127,319 1,660,240
Virtus Total Return Fund, Inc.
160,732 996,538
Voya Global Advantage and
Premium Opportunity Fund 12,090 114,855
Voya Global Equity Dividend and
Premium Opportunity Fund 87,822 495,316
Western Asset Managed Municipals
Fund, Inc. 63,133 684,362
Total Financials 82,255,248
TOTAL CLOSED-END FUNDS
(Cost $71,847,538) 82,255,248
PRINCIPAL
AMOUNT
CORPORATE BONDS - 6.4%
Communication Services - 1 .5%
Diversified Telecommunication Services - 0 .7%
Frontier Communications Holdings LLC
5.88%, 11/1/2029 (2) $ 9,199,250 9,131,257
6.00%, 1/15/2030 (2)(f) 4,617,000 4,608,979
13,740,236
Media - 0 .8%
DISH DBS Corp.
5.88%, 11/15/2024 (2) 15,400,000 15,310,844
iHeartCommunications, Inc.
6.38%, 5/1/2026 (2) 423 370
15,311,214
Total Communication Services 29,051,450
Consumer Discretionary - 1 .5%
Broadline Retail - 1 .5%
NMG Holding Co., Inc.
8.50%, 10/1/2028 (2)(f) 25,565,000 26,020,301
Wayfair LLC
7.25%, 10/31/2029 (2)(f) 3,762,000 3,854,019
29,874,320
Total Consumer Discretionary 29,874,320
Consumer Staples - 0 .6%
Tobacco - 0 .6%
Vector Group Ltd.
10.50%, 11/1/2026 (2)(f) 12,495,000 12,635,544
Energy - 0 .7%
Energy Equipment & Services - 0 .7%
KCA Deutag UK Finance plc (United Kingdom)
9.88%, 12/1/2025 (2)(f) 13,294,512 13,361,038

AQR Funds | N-PORT Part F | September 2024
See notes to Schedule of Investments.
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
September 30, 2024 (Unaudited)
(Continued)
INVESTMENTS
PRINCIPAL
AMOUNT
VALUE ($)
Oil, Gas & Consumable Fuels - 0 .0% †
Black Elk Energy Escrow
13.75%, 12/1/2015 (3)(g) $ 2,833,436 123,254
Total Energy 13,484,292
Financials - 0 .3%
Capital Markets - 0 .2%
Coinbase Global, Inc.
3.38%, 10/1/2028 (2)(f) 5,002,000 4,494,152
Financial Services - 0 .1%
Global Payments, Inc.
2.90%, 5/15/2030 (2) 1,750,000 1,593,937
Total Financials 6,088,089
Industrials - 1 .0%
Passenger Airlines - 1 .0%
Hawaiian Brand Intellectual Property Ltd.
11.00%, 4/15/2029 (2)(f) 19,057,500 19,133,730
Materials - 0 .1%
Metals & Mining - 0 .1%
United States Steel Corp.
6.88%, 3/1/2029 (2) 1,937,000 1,964,895
Real Estate - 0 .3%
Health Care REITs - 0 .3%
Diversified Healthcare Trust
9.75%, 6/15/2025 (2) 6,375,000 6,382,817
Utilities - 0 .4%
Gas Utilities - 0 .4%
Ferrellgas LP
5.38%, 4/1/2026 (2)(f) 5,070,000 5,058,219
5.88%, 4/1/2029 (2)(f) 3,920,000 3,668,296
8,726,515
Independent Power and Renewable Electricity Producers - 0 .0% †
Aegean Marine Petroleum Network, Inc. Escrow
0.00%, 12/15/2022 (3)(g) 2,375,000 2,375
Total Utilities 8,728,890
TOTAL CORPORATE BONDS
(Cost $128,686,723) 127,344,027
CONVERTIBLE BONDS - 60.5%
Communication Services - 3 .5%
Entertainment - 2 .3%
Eventbrite, Inc.
0.75%, 9/15/2026 (2)(a) 7,400,000 6,381,525
Live Nation Entertainment, Inc.
3.13%, 1/15/2029 (2)(a) 11,175,000 13,742,325
Sea Ltd. (Singapore)
2.38%, 12/1/2025 (2)(a) 21,025,000 25,187,950
45,311,800
Interactive Media & Services - 1 .1%
Snap, Inc.
0.13%, 3/1/2028 (2)(a) 27,200,000 21,719,200
INVESTMENTS
PRINCIPAL
AMOUNT
VALUE ($)
Media - 0 .1%
Liberty Media Corp.
2.38%, 9/30/2053 (2)(a)(f) $ 1,771,000 2,113,689
Total Communication Services 69,144,689
Consumer Discretionary - 13 .4%
Automobile Components - 0 .8%
Patrick Industries, Inc.
1.75%, 12/1/2028 (2)(a) 11,087,000 16,697,022
Automobiles - 2 .1%
Ford Motor Co.
0.00%, 3/15/2026 (2)(a) 23,795,000 23,283,407
Winnebago Industries, Inc.
1.50%, 4/1/2025 (2)(a) 8,175,000 8,553,170
3.25%, 1/15/2030 (2)(a)(f) 9,482,000 9,297,101
41,133,678
Broadline Retail - 1 .3%
Etsy, Inc.
0.13%, 10/1/2026 (2)(a) 9,475,000 9,342,350
0.25%, 6/15/2028 (2)(a) 6,150,000 5,019,538
Match Group Financeco 3, Inc.
2.00%, 1/15/2030 (2)(a)(f) 13,135,000 11,760,711
26,122,599
Diversified Consumer Services - 1 .9%
Stride, Inc.
1.13%, 9/1/2027 (2)(a) 22,125,000 37,236,375
Hotels, Restaurants & Leisure - 7 .0%
Airbnb, Inc.
0.00%, 3/15/2026 (2)(a) 24,050,000 22,377,922
Carnival Corp.
5.75%, 12/1/2027 (2)(a) 29,070,000 46,744,560
DraftKings Holdings, Inc.
0.00%, 3/15/2028 (2)(a) 19,100,000 16,531,050
MakeMyTrip Ltd. (India)
0.00%, 2/15/2028 (2)(a) 10,742,000 26,054,721
Marriott Vacations Worldwide Corp.
3.25%, 12/15/2027 (2)(a) 15,000,000 13,815,000
NCL Corp. Ltd.
1.13%, 2/15/2027 (2)(a) 16,337,000 15,803,149
141,326,402
Specialty Retail - 0 .3%
Wayfair, Inc.
1.13%, 11/1/2024 (2)(a) 6,113,000 5,990,740
Total Consumer Discretionary 268,506,816
Consumer Staples - 0 .8%
Beverages - 0 .5%
MGP Ingredients, Inc.
1.88%, 11/15/2041 (2)(a) 9,150,000 9,740,790
Consumer Staples Distribution & Retail - 0 .3%
Chefs' Warehouse, Inc. (The)
2.38%, 12/15/2028 (2)(a) 6,151,000 7,196,370
Total Consumer Staples 16,937,160

Schedule of Investments
September 30, 2024 (Unaudited)
AQR DIVERSIFIED ARBITRAGE FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | September 2024

(Continued)
INVESTMENTS
PRINCIPAL
AMOUNT
VALUE ($)
Energy - 2 .5%
Energy Equipment & Services - 1 .2%
Transocean, Inc.
4.63%, 9/30/2029 (2)(a) $ 16,325,000 24,112,025
Oil, Gas & Consumable Fuels - 1 .3%
Green Plains, Inc.
2.25%, 3/15/2027 (2)(a) 1,700,000 1,467,194
Kosmos Energy Ltd. (Ghana)
3.13%, 3/15/2030 (2)(a)(f) 5,412,000 4,997,982
World Kinect Corp.
3.25%, 7/1/2028 (2)(a) 16,550,000 20,091,700
26,556,876
Total Energy 50,668,901
Financials - 4 .8%
Capital Markets - 2 .4%
Coinbase Global, Inc.
0.25%, 4/1/2030 (2)(a)(f) 9,000,000 8,140,500
HAT Holdings I LLC
0.00%, 5/1/2025 (2)(a)(f) 14,217,000 15,062,911
JPMorgan Chase Financial Co. LLC
0.50%, 6/15/2027 (2)(a) 11,750,000 11,820,500
WisdomTree, Inc.
3.25%, 8/15/2029 (2)(a)(f) 12,575,000 12,983,688
48,007,599
Consumer Finance - 1 .2%
EZCORP, Inc.
2.38%, 5/1/2025 (2)(a) 1,540,000 1,507,446
3.75%, 12/15/2029 (2)(a)(f) 9,325,000 11,255,275
SoFi Technologies, Inc.
1.25%, 3/15/2029 (2)(a)(f) 10,355,000 11,028,075
23,790,796
Financial Services - 1 .2%
Repay Holdings Corp.
2.88%, 7/15/2029 (2)(a)(f) 13,400,000 13,011,400
Shift4 Payments, Inc.
0.50%, 8/1/2027 (2)(a) 11,450,000 11,770,600
24,782,000
Total Financials 96,580,395
Health Care - 7 .5%
Biotechnology - 2 .2%
Bridgebio Pharma, Inc.
2.25%, 2/1/2029 (2)(a) 7,125,000 5,949,375
Exact Sciences Corp.
1.75%, 4/15/2031 (2)(a)(f) 7,600,000 7,686,229
Halozyme Therapeutics, Inc.
0.25%, 3/1/2027 (2)(a) 10,378,000 10,386,619
1.00%, 8/15/2028 (2)(a) 7,228,000 8,583,250
Ionis Pharmaceuticals, Inc.
1.75%, 6/15/2028 (2)(a) 2,250,000 2,329,875
Sarepta Therapeutics, Inc.
1.25%, 9/15/2027 (2)(a) 5,475,000 6,205,913
Travere Therapeutics, Inc.
2.25%, 3/1/2029 (2)(a) 4,200,000 3,607,800
44,749,061
INVESTMENTS
PRINCIPAL
AMOUNT
VALUE ($)
Health Care Equipment & Supplies - 1 .7%
CONMED Corp.
2.25%, 6/15/2027 (2)(a) $ 7,925,000 7,351,849
Dexcom, Inc.
0.25%, 11/15/2025 (2)(a) 8,750,000 8,316,875
Envista Holdings Corp.
1.75%, 8/15/2028 (2)(a) 11,050,000 9,979,531
Merit Medical Systems, Inc.
3.00%, 2/1/2029 (2)(a)(f) 5,675,000 7,386,013
33,034,268
Health Care Providers & Services - 0 .9%
Guardant Health, Inc.
0.00%, 11/15/2027 (2)(a) 22,725,000 18,183,490
Health Care Technology - 0 .8%
Evolent Health, Inc.
3.50%, 12/1/2029 (2)(a)(f) 7,474,000 8,038,287
Teladoc Health, Inc.
1.25%, 6/1/2027 (2)(a) 7,775,000 6,713,712
Veradigm, Inc.
0.88%, 1/1/2027 (2)(a) 1,825,000 1,996,094
16,748,093
Life Sciences Tools & Services - 0 .0% †
Inotiv, Inc.
3.25%, 10/15/2027 (2)(a) 1,557,000 381,468
Pharmaceuticals - 1 .9%
ANI Pharmaceuticals, Inc.
2.25%, 9/1/2029 (2)(a)(f) 10,385,000 10,936,703
Innoviva, Inc.
2.13%, 3/15/2028 (2)(a) 13,373,000 12,998,881
Jazz Investments I Ltd.
2.00%, 6/15/2026 (2)(a) 7,600,000 7,573,400
Revance Therapeutics, Inc.
1.75%, 2/15/2027 (2) 7,049,000 5,958,520
37,467,504
Total Health Care 150,563,884
Industrials - 5 .4%
Construction & Engineering - 0 .5%
Fluor Corp.
1.13%, 8/15/2029 (2)(a) 7,688,000 9,387,048
Electrical Equipment - 0 .8%
Array Technologies, Inc.
1.00%, 12/1/2028 (2)(a) 8,025,000 5,958,072
Bloom Energy Corp.
3.00%, 6/1/2028 (2)(a) 8,265,000 7,596,787
3.00%, 6/1/2029 (2)(a)(f) 4,070,000 3,461,215
17,016,074
Ground Transportation - 0 .7%
Lyft, Inc.
1.50%, 5/15/2025 (2)(a) 14,125,000 13,715,375
Machinery - 0 .6%
Greenbrier Cos., Inc. (The)
2.88%, 4/15/2028 (2)(a) 10,685,000 11,721,445

AQR Funds | N-PORT Part F | September 2024
See notes to Schedule of Investments.
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
September 30, 2024 (Unaudited)
(Continued)
INVESTMENTS
PRINCIPAL
AMOUNT
VALUE ($)
Passenger Airlines - 2 .4%
American Airlines Group, Inc.
6.50%, 7/1/2025 (2)(a) $ 30,243,000 31,014,196
Southwest Airlines Co.
1.25%, 5/1/2025 (2)(a) 17,150,000 17,277,394
48,291,590
Professional Services - 0 .4%
CSG Systems International, Inc.
3.88%, 9/15/2028 (2)(a) 7,680,000 7,653,120
Total Industrials 107,784,652
Information Technology - 17 .7%
Communications Equipment - 0 .1%
Lumentum Holdings, Inc.
0.50%, 6/15/2028 (2)(a) 3,631,000 3,138,999
Electronic Equipment, Instruments & Components - 0 .7%
Vishay Intertechnology, Inc.
2.25%, 9/15/2030 (2)(a) 14,751,000 13,504,541
IT Services - 1 .5%
Akamai Technologies, Inc.
1.13%, 2/15/2029 (2)(a) 5,225,000 5,295,537
Cloudflare, Inc.
0.00%, 8/15/2026 (2)(a) 11,375,000 10,510,500
DigitalOcean Holdings, Inc.
0.00%, 12/1/2026 (2)(a) 11,105,000 9,805,715
Snowflake, Inc.
0.00%, 10/1/2029 (2)(a)(f) 4,946,000 5,082,015
30,693,767
Semiconductors & Semiconductor Equipment - 2 .7%
MACOM Technology Solutions Holdings, Inc.
0.25%, 3/15/2026 (2)(a) 15,770,000 22,283,010
Microchip Technology, Inc.
0.13%, 11/15/2024 (2)(a) 16,088,000 16,015,604
ON Semiconductor Corp.
0.50%, 3/1/2029 (2)(a) 10,000,000 10,110,000
SMART Global Holdings, Inc.
2.00%, 8/15/2030 (2)(a)(f) 5,422,000 5,478,931
53,887,545
Software - 10 .5%
Alarm.com Holdings, Inc.
2.25%, 6/1/2029 (2)(a)(f) 3,223,000 3,057,015
Bentley Systems, Inc.
0.38%, 7/1/2027 (2)(a) 14,449,000 13,321,978
BILL Holdings, Inc.
0.00%, 4/1/2027 (2)(a) 11,417,000 10,086,919
BlackLine, Inc.
0.00%, 3/15/2026 (2)(a) 350,000 326,375
1.00%, 6/1/2029 (2)(a)(f) 7,152,000 7,473,840
Cerence, Inc.
1.50%, 7/1/2028 (2)(a) 6,037,000 3,195,984
CyberArk Software Ltd.
0.00%, 11/15/2024 (2)(a) 21,872,000 40,463,200
Dropbox, Inc.
0.00%, 3/1/2026 (2)(a) 23,450,000 22,687,875
0.00%, 3/1/2028 (2)(a) 9,300,000 8,968,688
Five9, Inc.
1.00%, 3/15/2029 (2)(a)(f) 4,300,000 3,609,850
INVESTMENTS
PRINCIPAL
AMOUNT
VALUE ($)
Software - 10.5% (continued)
InterDigital, Inc.
3.50%, 6/1/2027 (2)(a) $ 18,710,000 34,642,878
MicroStrategy, Inc.
0.63%, 9/15/2028 (2)(a)(f) 15,750,000 18,939,375
PagerDuty, Inc.
1.50%, 10/15/2028 (2)(a)(f) 15,399,000 15,398,740
Rapid7, Inc.
1.25%, 3/15/2029 (2)(a) 7,500,000 7,046,579
Zscaler, Inc.
0.13%, 7/1/2025 (2)(a) 17,325,000 21,136,500
210,355,796
Technology Hardware, Storage & Peripherals - 2 .2%
Super Micro Computer, Inc.
0.00%, 3/1/2029 (2)(a)(f) 23,400,000 18,883,800
Western Digital Corp.
3.00%, 11/15/2028 (2)(a)(f) 16,575,000 24,564,150
43,447,950
Total Information Technology 355,028,598
Real Estate - 0 .8%
Office REITs - 0 .8%
COPT Defense Properties LP
5.25%, 9/15/2028 (2)(a)(f) 13,464,000 15,497,064
Utilities - 4 .1%
Electric Utilities - 2 .7%
Alliant Energy Corp.
3.88%, 3/15/2026 (2)(a) 8,450,000 8,826,025
Duke Energy Corp.
4.13%, 4/15/2026 (2)(a) 8,400,000 8,891,400
Evergy, Inc.
4.50%, 12/15/2027 (2)(a)(f) 6,016,000 6,623,616
FirstEnergy Corp.
4.00%, 5/1/2026 (2)(a) 16,377,000 17,138,530
Pinnacle West Capital Corp.
4.75%, 6/15/2027 (2)(a)(f) 5,423,000 5,867,686
Southern Co. (The)
4.50%, 6/15/2027 (2)(a)(f) 6,000,000 6,564,000
53,911,257
Multi-Utilities - 1 .4%
CenterPoint Energy, Inc.
4.25%, 8/15/2026 (2)(a) 18,484,000 18,715,050
WEC Energy Group, Inc.
4.38%, 6/1/2027 (2)(a)(f) 4,359,000 4,742,382
4.38%, 6/1/2029 (2)(a)(f) 4,950,000 5,477,175
28,934,607
Total Utilities 82,845,864
TOTAL CONVERTIBLE BONDS
(Cost $1,156,005,093) 1,213,558,023

Schedule of Investments
September 30, 2024 (Unaudited)
AQR DIVERSIFIED ARBITRAGE FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | September 2024

(Continued)
INVESTMENTS
NO. OF
RIGHTS VALUE ($)
RIGHTS - 0.0% †
Financials - 0 .0% †
Capital Markets - 0 .0% †
Aquaron Acquisition Corp., expiring
10/6/2024 (3)*(a)(d) 35,605 7,121
Bannix Acquisition Corp., expiring
10/11/2024 (2)*(a)(d) 26,277 1,892
Bellevue Life Sciences Acquisition
Corp., expiring 10/14/2024 (3)*(a)(d) 25,053 2,613
Breeze Holdings Acquisition Corp.,
expiring 10/26/2024 (2)*(a)(d) 55,000 4,428
Broad Capital Acquisition Corp.,
expiring 10/13/2024 *(a)(d) 69,739 8,369
Clean Energy Special Situations
Corp., expiring 12/28/2024 (2)*(d) 40,212 33,778
DT Cloud Star Acquisition Corp.,
expiring 10/25/2025 (2)*(a)(d) 145,129 17,430
ESH Acquisition Corp., expiring
12/16/2024 (2)*(a)(d) 97,905 8,812
Eureka Acquisition Corp., expiring
7/2/2025 *(a)(d) 22,702 4,767
Flag Ship Acquisition Corp., expiring
6/18/2026 (2)*(a)(d) 86,443 10,321
Global Blockchain Acquisition Corp.,
expiring 10/12/2024 *(a)(d) 161,196 12,428
Global Star Acquisition, Inc., expiring
10/22/2024 *(a)(d) 50,064 6,508
Globalink Investment, Inc., expiring
10/9/2024 *(a)(d) 74,843 8,981
Goldenstone Acquisition Ltd.,
expiring 10/21/2024 *(a)(d) 32,200 6,118
IB Acquisition Corp., expiring
9/26/2025 (2)*(a)(d) 43,870 3,071
Inception Growth Acquisition Ltd.,
expiring 10/13/2024 (2)*(a)(d) 112,518 13,502
Iron Horse Acquisitions Corp.,
expiring 12/27/2024 (2)*(a)(d) 63,190 10,742
Mercer Park Opportunities Corp.,
expiring 1/22/2026 (2)*(a)(d) 457,730 32,041
Metal Sky Star Acquisition Corp.,
expiring 4/5/2025 (2)*(a)(d) 103,342 5,178
NorthView Acquisition Corp.,
expiring 10/22/2024 *(a)(d) 154,598 7,900
PHP Ventures Acquisition Corp.,
expiring 10/16/2024 (3)*(d) 29,400 –
Qomolangma Acquisition Corp.,
expiring 10/29/2024 (3)*(d) 23,684 4,737
Quetta Acquisition Corp., expiring
1/11/2025 *(d) 1,196 1,555
RF Acquisition Corp., expiring
10/28/2024 *(d) 114,573 13,749
RF Acquisition Corp. II, expiring
11/17/2025 *(d) 46,579 3,447
Sagaliam Acquisition Corp., expiring
11/25/2025 (3)*(d) 70,003 –
Trailblazer Merger Corp. I, expiring
10/30/2024 (2)*(d) 149,105 22,649
Welsbach Technology Metals
Acquisition Corp., expiring
6/30/2025 (2)*(d) 9,289 938
INVESTMENTS
NO. OF
RIGHTS
VALUE ($)
Capital Markets - 0.0% † (continued)
Yotta Acquisition Corp., expiring
10/22/2024 *(d) 68,693 6,189
Total Financials 259,264
Health Care - 0 .0%
Biotechnology - 0 .0%
Ambit Biosciences Corp., CVR (3)* 146,272 –
Tobira Therapeutics, Inc., CVR (3)* 11,880 –
Total Health Care –
TOTAL RIGHTS
(Cost $–) 259,264
NO. OF
WARRANTS
WARRANTS - 0.1%
Communication Services - 0 .0% †
Media - 0 .0%
HWH International, Inc.,
expiring 2/2/2027 (3)* 52,991 –
a
Wireless Telecommunication Services - 0 .0% †
Foxx Development Holdings,
Inc., expiring 9/26/2029 *(a) 25,736 5,945
a
Total Communication Services 5,945
Consumer Discretionary - 0 .0% †
Automobile Components - 0 .0% †
MKD Tech, Inc., expiring
7/31/2029 (2)*(a) 14,755 270
a
Automobiles - 0 .0% †
Srivaru Holding Ltd., expiring
5/30/2028 (India) * 65,631 985
Thunder Power Holdings, Inc.,
expiring 6/1/2029 (3)* 94,079 1,900
2,885
Hotels, Restaurants & Leisure - 0 .0% †
Hall of Fame Resort &
Entertainment Co., expiring
7/1/2025 *(a) 62,232 622
a
Total Consumer Discretionary 3,777
Energy - 0 .0% †
Oil, Gas & Consumable Fuels - 0 .0% †
Brooge Energy Ltd., expiring
12/20/2024 (United Arab
Emirates) * 46,972 169
EON Resources, Inc., expiring
11/15/2028 (2)* 977 49
Total Energy 218

AQR Funds | N-PORT Part F | September 2024
See notes to Schedule of Investments.
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
September 30, 2024 (Unaudited)
(Continued)
INVESTMENTS
NO. OF
WARRANTS
VALUE ($)
Financials - 0 .1%
Capital Markets - 0 .1%
Achari Ventures Holdings
Corp. I, expiring 10/19/2024
(2)*(d) 38,330 249
Aetherium Acquisition Corp.,
expiring 10/29/2024 (3)*(d) 175,712 5,500
AltEnergy Acquisition Corp.,
expiring 11/2/2024 *(a)(d) 61,463 688
Arogo Capital Acquisition
Corp., expiring 10/29/2024
(2)*(a)(d) 96,774 687
Athena Technology Acquisition
Corp. II, expiring 10/14/2024
(2)*(a)(d) 319,116 8,457
Atlantic Coastal Acquisition
Corp. II, expiring 10/19/2024
(2)*(a)(d) 206,631 9,505
Ault Disruptive Technologies
Corp., expiring 12/20/2024
*(a)(d) 54,855 175
Bannix Acquisition Corp.,
expiring 10/11/2024 *(a)(d) 26,277 526
Bellevue Life Sciences
Acquisition Corp., expiring
10/14/2024 (2)*(a)(d) 25,053 526
Berenson Acquisition Corp. I,
expiring 10/31/2024 (3)*(d) 15,392 135
Breeze Holdings Acquisition
Corp., expiring 10/26/2024
*(a)(d) 55,000 11,550
BurTech Acquisition Corp.,
expiring 10/15/2024 *(a)(d) 447,209 90,560
byNordic Acquisition Corp.,
expiring 10/12/2024 (2)*(a)(d) 69,207 4,844
Canna-Global Acquisition
Corp., expiring 11/3/2024
(3)*(a)(d) 188,580 1,358
Centurion Acquisition Corp.,
expiring 6/11/2026 *(a)(d) 384,082 34,606
CF Acquisition Corp. VII,
expiring 10/20/2024 *(a)(d) 48,764 2,438
Chenghe Acquisition II Co.,
expiring 6/7/2026 (Singapore)
*(a)(d) 139,243 9,747
Churchill Capital Corp. IX,
expiring 5/2/2026 (2)*(a)(d) 3,010 1,204
Clean Energy Special
Situations Corp., expiring
12/28/2024 (3)*(d) 20,106 201
Concord Acquisition Corp. II,
expiring 3/3/2025 *(a)(d) 95,464 3,341
Corner Growth Acquisition
Corp., expiring 10/31/2024
(3)*(d) 110,400 22,080
Direct Selling Acquisition
Corp., expiring 10/28/2024
(3)*(a)(d) 51,291 1,539
dMY Squared Technology
Group, Inc., expiring
10/29/2024 (2)*(a)(d) 6,140 676
INVESTMENTS
NO. OF
WARRANTS
VALUE ($)
Capital Markets - 0.1% (continued)
DUET Acquisition Corp.,
expiring 10/24/2024 (2)*(a)(d) 73,788 1,867
Everest Consolidator
Acquisition Corp., expiring
10/28/2024 *(a)(d) 65,508 1,946
ExcelFin Acquisition Corp.,
expiring 10/2/2024 *(d) 67,393 10,055
Focus Impact Acquisition
Corp., expiring 10/1/2024
(2)*(d) 50,858 1,373
Focus Impact BH3 Acquisition
Co., expiring 2/7/2025 *(a)(d) 42,289 1,480
Fortune Rise Acquisition Corp.,
expiring 10/5/2024 (2)*(a)(d) 49,324 1,342
Four Leaf Acquisition Corp.,
expiring 10/22/2024 *(a)(d) 111,000 6,660
FTAC Emerald Acquisition
Corp., expiring 12/20/2024
*(a)(d) 118,863 23,773
Future Health ESG Corp.,
expiring 12/31/2024 (3)*(d) 45,911 2,112
FutureTech II Acquisition
Corp., expiring 10/18/2024
*(a)(d) 38,964 951
GigCapital7 Corp., expiring
5/29/2026 *(a)(d) 479,330 31,156
Global Blockchain Acquisition
Corp., expiring 10/12/2024
*(a)(d) 161,196 2,724
Global Star Acquisition, Inc.,
expiring 10/22/2024 (2)*(a)(d) 50,064 1,101
Globalink Investment, Inc.,
expiring 10/9/2024 (2)*(a)(d) 74,843 1,871
Goal Acquisitions Corp.,
expiring 5/8/2025 (2)*(a)(d) 84,630 846
Goldenstone Acquisition Ltd.,
expiring 10/21/2024 (2)*(a)(d) 32,200 805
Gores Holdings IX, Inc.,
expiring 12/6/2024 (2)*(a)(d) 552,098 41,407
GP-Act III Acquisition Corp.,
expiring 5/9/2026 *(a)(d) 30,923 3,401
Graf Global Corp., expiring
6/26/2026 *(a)(d) 338,011 50,668
HCM II Acquisition Corp.,
expiring 8/16/2026 (acquired
8/16/2024, Cost $73,836)
(3)*(c)(d) 73,836 73,836
Hennessy Capital Investment
Corp. VI, expiring 3/30/2025
*(a)(d) 232,490 16,274
Inception Growth Acquisition
Ltd., expiring 10/13/2024
(2)*(a)(d) 56,259 2,256
Insight Acquisition Corp.,
expiring 10/7/2024 (2)*(d) 25,170 1,286
Integral Acquisition Corp. 1,
expiring 10/5/2024 (2)*(a)(d) 53,808 2,421
Integrated Rail and Resources
Acquisition Corp., expiring
10/15/2024 (3)*(a)(d) 54,219 2,169

Schedule of Investments
September 30, 2024 (Unaudited)
AQR DIVERSIFIED ARBITRAGE FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | September 2024

(Continued)
INVESTMENTS
NO. OF
WARRANTS
VALUE ($)
Capital Markets - 0.1% (continued)
InterPrivate III Financial
Partners, Inc., expiring
12/31/2027 (3)*(d) 16,500 167
Iris Acquisition Corp., expiring
10/31/2024 (3)*(d) 63,888 639
Iron Horse Acquisitions Corp.,
expiring 12/27/2024 (2)*(a)(d) 63,190 1,896
Launch One Acquisition Corp.,
expiring 7/12/2026 (acquired
7/11/2024, Cost $73,836)
(3)*(c)(d) 73,836 73,836
Launch One Acquisition Corp.,
expiring 7/12/2026 *(a)(d) 312,978 25,633
Learn CW Investment Corp.,
expiring 10/13/2024 *(d) 13,352 1,135
Legato Merger Corp. III,
expiring 2/6/2026 (2)*(a)(d) 53,436 8,010
Lionheart Holdings, expiring
6/18/2026 *(a)(d) 263,150 20,868
Maquia Capital Acquisition
Corp., expiring 1/7/2025 *(a)(d) 113,500 2,609
Marblegate Acquisition Corp.,
expiring 4/5/2025 (2)*(a)(d) 573,387 19,724
Melar Acquisition Corp. I,
expiring 6/18/2026 *(a)(d) 125,905 17,312
Mercer Park Opportunities
Corp., expiring 1/22/2026
(Cayman Islands) (2)*(a)(d) 457,730 32,041
Metal Sky Star Acquisition
Corp., expiring 4/5/2025 *(a)(d) 103,342 868
New Providence Acquisition
Corp. II, expiring 11/9/2024
(2)*(a)(d) 41,859 1,256
Newbury Street Acquisition
Corp., expiring 10/25/2024
(3)*(a)(d) 88,000 7,920
Northern Star Investment
Corp. II, expiring 1/31/2028
(3)*(d) 16,500 86
Northern Star Investment
Corp. III, expiring 2/25/2028
(2)*(a)(d) 13,777 14
Northern Star Investment
Corp. IV, expiring 12/31/2027
(2)*(a)(d) 13,777 14
NorthView Acquisition Corp.,
expiring 10/22/2024 *(a)(d) 77,299 2,783
OCA Acquisition Corp.,
expiring 10/20/2024 (2)*(d) 55,769 1,394
Papaya Growth Opportunity
Corp. I, expiring 10/19/2024
*(d) 206,644 5,993
PHP Ventures Acquisition
Corp., expiring 10/16/2024
(3)*(d) 14,700 648
PMV Consumer Acquisition
Corp., expiring 8/31/2027
(2)*(d) 146,000 44
PowerUp Acquisition Corp.,
expiring 2/17/2025 *(d) 226,462 9,579
INVESTMENTS
NO. OF
WARRANTS
VALUE ($)
Capital Markets - 0.1% (continued)
Priveterra Acquisition Corp. II,
expiring 10/12/2024 (3)*(d) 72,083 1,442
Qomolangma Acquisition
Corp., expiring 10/29/2024
(2)*(d) 23,684 341
Relativity Acquisition Corp.,
expiring 10/15/2024 (3)*(d) 89,748 –
RF Acquisition Corp., expiring
10/28/2024 (3)*(d) 114,573 2,314
Roth CH Acquisition V Co.,
expiring 11/3/2024 *(d) 14,143 668
ShoulderUp Technology
Acquisition Corp., expiring
11/19/2024 *(d) 108,870 1,922
SilverBox Corp. III, expiring
11/2/2024 *(d) 35,738 3,577
SIM Acquisition Corp. I,
expiring 7/10/2026 *(d) 299,540 26,959
SIM Acquisition Corp. I,
expiring 7/10/2026 (acquired
7/11/2024, Cost $54,951)
(3)*(c)(d) 54,951 54,951
Southport Acquisition Corp.,
expiring 12/14/2024 (2)*(d) 182,986 14,639
Thunder Bridge Capital
Partners IV, Inc., expiring
1/2/2025 (2)*(d) 64,400 9,016
Vision Sensing Acquisition
Corp., expiring 11/3/2024
(2)*(d) 38,412 1,679
Voyager Acquisition Corp.,
expiring 8/9/2026 (acquired
8/9/2024, Cost $93,741)
(3)*(c)(d) 93,741 93,741
Western Acquisition Ventures
Corp., expiring 10/11/2024
(2)*(d) 67,539 1,472
Yotta Acquisition Corp.,
expiring 10/22/2024 *(d) 68,693 1,443
Zalatoris Acquisition Corp.,
expiring 10/14/2024 (2)*(d) 54,960 550
943,555
Financial Services - 0 .0% †
26 Capital Acquisition Corp.,
expiring 12/31/2027 (3)*(d) 74,200 482
a
Insurance - 0 .0% †
Sagicor Financial Co. Ltd.,
expiring 12/5/2024 (Canada)
(3)* 76,623 283
a
Mortgage Real Estate Investment Trusts (REITs) - 0 .0% †
Broadmark Realty Capital,
Inc., expiring 11/15/2024 (3)* 255,656 1,304
a
Total Financials 945,624

AQR Funds | N-PORT Part F | September 2024
See notes to Schedule of Investments.
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
September 30, 2024 (Unaudited)
(Continued)
INVESTMENTS
NO. OF
WARRANTS
VALUE ($)
Health Care - 0 .0% †
Biotechnology - 0 .0% †
Carmell Corp., expiring
7/12/2028 (3)*(a) 37,593 2,256
ZyVersa Therapeutics, Inc.,
expiring 12/20/2026 (3)* 38,655 –
2,256
Health Care Equipment & Supplies - 0 .0% †
QT Imaging Holdings, Inc.,
expiring 12/31/2028 * 64,744 712
a
Health Care Providers & Services - 0 .0% †
SBC Medical Group Holdings,
Inc., expiring 9/23/2027 * 78,604 11,790
a
Health Care Technology - 0 .0% †
iCoreConnect, Inc., expiring
5/15/2028 (3)*(a) 64,791 71
VSee Health, Inc., expiring
11/4/2028 * 41,461 1,659
1,730
Life Sciences Tools & Services - 0 .0% †
Conduit Pharmaceuticals, Inc.,
expiring 2/3/2027 (2)* 69,216 817
a
Total Health Care 17,305
Industrials - 0 .0% †
Commercial Services & Supplies - 0 .0% †
ESGL Holdings Ltd., expiring
4/13/2028 (Singapore) *(a) 24,119 266
Royalty Management Holding
Corp., expiring 5/28/2026 *(a) 29,028 290
556
Construction & Engineering - 0 .0% †
Southland Holdings, Inc.,
expiring 9/1/2026 * 14,306 5,313
a
Electrical Equipment - 0 .0% †
ConnectM Technology
Solutions, Inc., expiring
8/7/2029 (3)* 71,392 728
a
Machinery - 0 .0% †
Nuburu, Inc., expiring 9/7/2027
(2)*(a) 50,138 251
a
Total Industrials 6,848
Information Technology - 0 .0% †
Electronic Equipment, Instruments & Components - 0 .0% †
MultiSensor AI Holdings, Inc.,
expiring 12/19/2028 (2)*(a) 13,932 352
a
Software - 0 .0% †
Banzai International, Inc.,
expiring 12/31/2026 *(a) 24,531 199
a
Total Information Technology 551
INVESTMENTS
NO. OF
WARRANTS
VALUE ($)
Materials - 0 .0% †
Metals & Mining - 0 .0% †
Critical Metals Corp., expiring
6/6/2028 (Austria) * 10,245 2,459
NioCorp Developments Ltd.,
expiring 3/17/2028 (Canada) * 65,027 7,641
Total Materials 10,100
Utilities - 0 .0% †
Independent Power and Renewable Electricity Producers - 0 .0% †
Alternus Clean Energy, Inc.,
expiring 12/22/2028 (2)*(a) 94,880 19
a
TOTAL WARRANTS
(Cost $392,499) 990,387
NO. OF
UNITS
SECURITIES IN LITIGATION - 0.0%
Health Care - 0 .0%
Health Care Equipment & Supplies - 0 .0%
DEMC Ltd., Class A (United
Kingdom) (acquired 1/24/2014 -
10/29/2015, Cost $129,686) (3)*(c) 12,969 –
DEMC Ltd., Class A-2 (acquired
2/8/2023, Cost $–) (3)*(c) 368,190,309 –
DEMC Ltd., Class A-3 (acquired
2/8/2023, Cost $–) (3)*(c) 292,030,544,028 –
DEMC Ltd., Class A-4 (acquired
2/8/2023, Cost $–) (3)*(c) 40,321,771,424,070 –
DEMC Ltd., Class B (acquired
1/27/2014, Cost $11) (3)*(c) 10,488 –
DEMC Ltd., Class B-2 (Malaysia)
(acquired 4/12/2017, Cost $–) (3)*(c) 513,897,326 –
DEMC Ltd., Class B-3 (acquired
9/5/2019, Cost $–) (3)*(c) 489,352,292,604 –
DEMC Ltd., Class B-4 (acquired
1/31/2022, Cost $–) (3)*(c) 40,321,771,424,070 –
Total Health Care –
TOTAL SECURITIES IN LITIGATION
(Cost $129,697) –
UNITS - 3.1%
Financials - 3 .1%
Capital Markets - 3 .1%
AA Mission Acquisition Corp. *(d)
366,239 3,666,052
Andretti Acquisition Corp. II *(d)
673,298 6,732,980
Andretti Acquisition Corp. II
(acquired 9/6/2024, Cost $96,600)
(3)*(c)(d) 9,660 96,600
Black Spade Acquisition II Co.
(Hong Kong) (2)*(d) 543,020 5,408,479
Cayson Acquisition Corp. *(d)
114,486 1,147,150
EQV Ventures Acquisition Corp. *(d)
860,935 8,549,084
Future Vision II Acquisition Corp.
(China) *(d) 150,887 1,511,888
GSR III (acquired 9/30/2024, Cost
$5,600) (3)*(c)(d) 560 5,600

Schedule of Investments
September 30, 2024 (Unaudited)
AQR DIVERSIFIED ARBITRAGE FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | September 2024

(Continued)
INVESTMENTS
NO. OF
UNITS
VALUE ($)
Capital Markets - 3.1% (continued)
HCM II Acquisition Corp. *(d)
640,025 6,393,850
M3-Brigade Acquisition V Corp. *(d)
854,034 8,565,961
Silverbox Corp. IV *(d)
643,617 6,455,478
SilverBox IV Units (acquired
8/16/2024, Cost $85,370) (2)*(c)(d) 8,537 85,626
Vine Hill Capital Investment Corp.
*(d) 599,722 5,997,220
Voyager Acquisition Corp. *(d)
583,336 5,833,360
YHN Acquisition I Ltd. (Hong Kong)
(2)*(d) 151,864 1,520,159
Total Financials 61,969,487
TOTAL UNITS
(Cost $62,010,773) 61,969,487
SHARES
SHORT-TERM INVESTMENTS - 37.5%
INVESTMENT COMPANIES - 28 .5%
Goldman Sachs Financial Square
Funds - Treasury Instruments Fund,
Institutional Shares, 4.75% (h)(i) 54,973,802 54,973,802
Limited Purpose Cash Investment
Fund, 4.90% (h)(j) 516,288,602 516,133,715
TOTAL INVESTMENT COMPANIES
(Cost $571,006,830) 571,107,517
PRINCIPAL
AMOUNT
U.S. TREASURY OBLIGATIONS - 9 .0%
U.S. Treasury Bills
5.26%, 10/10/2024 (2)(a)(k)(l) $ 108,738,000 108,611,728
5.29%, 10/17/2024 (2)(k)(l) 19,164,000 19,123,947
5.30%, 10/24/2024 (2)(k)(l) 35,000,000 34,894,400
5.30%, 10/31/2024 (2)(k)(l) 17,462,000 17,393,964
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $179,990,366) 180,024,039
TOTAL SHORT-TERM INVESTMENTS
(Cost $750,997,196) 751,131,556
NO. OF
CONTRACTS
PURCHASED OPTIONS - 0.1%
Put Option - 0 .1%
Exchange Traded
Communication Services - 0 .0% †
Entertainment - 0 .0% †
Sea Ltd.
Exercise Price USD 30.00
Notional Amount USD
41,568,052
Expiration Date 12/19/2025 4,409 564,352
INVESTMENTS
NO. OF
CONTRACTS
VALUE ($)
Information Technology - 0 .1%
Software - 0 .0% †
Cerence, Inc.
Exercise Price USD 2.50
Notional Amount USD
1,462,545
Expiration Date 12/20/2024 4,643 92,860
MicroStrategy, Inc.
Exercise Price USD 25.00
Notional Amount USD
53,109,000
Expiration Date 1/17/2025 3,150 88,200
181,060
Technology Hardware, Storage & Peripherals - 0 .1%
Super Micro Computer, Inc.
Exercise Price USD 150.00
Notional Amount USD
3,289,560
Expiration Date 1/16/2026 790 1,042,800
Total Information Technology 1,223,860
Industrials - 0 .0% †
Passenger Airlines - 0 .0% †
American Airlines Group, Inc.
Exercise Price USD 5.00
Notional Amount USD
45,245,496
Expiration Date 12/19/2025 40,254 805,080
TOTAL PURCHASED OPTIONS
(Cost $3,024,073) 2,593,292
TOTAL LONG POSITIONS
(Cost $2,695,932,734) 2,785,919,583
SHARES
SHORT POSITIONS - (43.1)%
COMMON STOCKS - (36.2)%
Communication Services - ( 1 .3 ) %
Entertainment - ( 1 .1 ) %
Eventbrite, Inc., Class A
(132,688) (362,238)
Lions Gate Entertainment Corp.,
Class A (9,272) (72,600)
Live Nation Entertainment, Inc.
(87,755) (9,608,295)
Sea Ltd., ADR (Singapore)
(134,809) (12,709,793)
(22,752,926)
Interactive Media & Services - ( 0 .2 ) %
Match Group, Inc.
(68,624) (2,596,732)
Snap, Inc., Class A
(28,967) (309,947)
(2,906,679)
Total Communication Services (25,659,605)
Consumer Discretionary - ( 7 .1 ) %
Automobile Components - ( 0 .7 ) %
Patrick Industries, Inc. (95,219) (13,556,329)

AQR Funds | N-PORT Part F | September 2024
See notes to Schedule of Investments.
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
September 30, 2024 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
Automobiles - ( 0 .7 ) %
Ford Motor Co.
(675,421) (7,132,446)
Winnebago Industries, Inc.
(124,598) (7,240,390)
(14,372,836)
Broadline Retail - ( 0 .1 ) %
Etsy, Inc. (56,097) (3,115,066)
Diversified Consumer Services - ( 1 .6 ) %
Stride, Inc. (372,379) (31,767,652)
Hotels, Restaurants & Leisure - ( 3 .4 ) %
Airbnb, Inc., Class A
(4,190) (531,334)
Carnival Corp.
(1,736,558) (32,091,592)
DraftKings, Inc., Class A
(78,534) (3,078,533)
MakeMyTrip Ltd. (India)
(268,866) (24,991,095)
Marriott Vacations Worldwide Corp.
(34,847) (2,560,557)
Norwegian Cruise Line Holdings Ltd.
(215,243) (4,414,634)
(67,667,745)
Textiles, Apparel & Luxury Goods - ( 0 .6 ) %
Under Armour, Inc., Class C (1,438,098) (12,022,499)
Total Consumer Discretionary (142,502,127)
Consumer Staples - ( 0 .5 ) %
Beverages - ( 0 .3 ) %
MGP Ingredients, Inc. (60,850) (5,065,763)
Consumer Staples Distribution & Retail - ( 0 .2 ) %
Chefs' Warehouse, Inc. (The) (102,307) (4,297,917)
Total Consumer Staples (9,363,680)
Energy - ( 6 .5 ) %
Energy Equipment & Services - ( 2 .8 ) %
Schlumberger NV
(928,453) (38,948,603)
Transocean Ltd.
(4,033,296) (17,141,508)
(56,090,111)
Oil, Gas & Consumable Fuels - ( 3 .7 ) %
Chesapeake Energy Corp.
(625,920) (51,481,920)
CONSOL Energy, Inc.
(63,465) (6,641,612)
Green Plains, Inc.
(26,823) (363,183)
Kosmos Energy Ltd. (Ghana)
(505,429) (2,036,879)
World Kinect Corp.
(436,560) (13,494,070)
(74,017,664)
Total Energy (130,107,775)
Financials - ( 3 .1 ) %
Banks - ( 1 .4 ) %
Renasant Corp.
(220,750) (7,174,375)
UMB Financial Corp.
(182,203) (19,151,357)
WesBanco, Inc.
(107,165) (3,191,374)
(29,517,106)
INVESTMENTS SHARES VALUE ($)
Capital Markets - ( 0 .5 ) %
Coinbase Global, Inc., Class A
(14,940) (2,661,860)
Penson Worldwide, Inc. (3)
(212,307) –
WisdomTree, Inc.
(723,358) (7,226,346)
(9,888,206)
Consumer Finance - ( 0 .7 ) %
EZCORP, Inc., Class A
(641,342) (7,189,444)
SoFi Technologies, Inc.
(865,564) (6,803,333)
(13,992,777)
Financial Services - ( 0 .5 ) %
HA Sustainable Infrastructure
Capital, Inc. (5,060) (174,418)
Repay Holdings Corp., Class A
(570,425) (4,654,668)
Shift4 Payments, Inc., Class A
(56,007) (4,962,220)
(9,791,306)
Total Financials (63,189,395)
Health Care - ( 2 .3 ) %
Biotechnology - ( 0 .9 ) %
Exact Sciences Corp.
(54,308) (3,699,461)
Halozyme Therapeutics, Inc.
(173,533) (9,933,029)
Ionis Pharmaceuticals, Inc.
(1,419) (56,845)
Sarepta Therapeutics, Inc.
(26,224) (3,275,115)
Travere Therapeutics, Inc.
(92,240) (1,290,438)
(18,254,888)
Health Care Equipment & Supplies - ( 0 .5 ) %
CONMED Corp.
(26,721) (1,921,774)
Dexcom, Inc.
(5,829) (390,776)
Envista Holdings Corp.
(96,087) (1,898,679)
Merit Medical Systems, Inc.
(50,980) (5,038,354)
(9,249,583)
Health Care Providers & Services - ( 0 .1 ) %
Guardant Health, Inc. (68,265) (1,565,999)
Health Care Technology - ( 0 .1 ) %
Evolent Health, Inc., Class A
(78,664) (2,224,618)
Veradigm, Inc.
(61,133) (592,990)
(2,817,608)
Life Sciences Tools & Services - ( 0 .0 ) % †
Inotiv, Inc. (123,726) (210,334)
Pharmaceuticals - ( 0 .7 ) %
ANI Pharmaceuticals, Inc.
(97,857) (5,838,149)
Innoviva, Inc.
(315,319) (6,088,810)
Jazz Pharmaceuticals plc
(19,024) (2,119,464)
(14,046,423)
Total Health Care (46,144,835)
Industrials - ( 1 .9 ) %
Aerospace & Defense - ( 0 .2 ) %
Boeing Co. (The) (25,302) (3,846,916)
Construction & Engineering - ( 0 .3 ) %
Fluor Corp. (128,789) (6,144,523)

Schedule of Investments
September 30, 2024 (Unaudited)
AQR DIVERSIFIED ARBITRAGE FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | September 2024

(Continued)
INVESTMENTS SHARES VALUE ($)
Electrical Equipment - ( 0 .3 ) %
Array Technologies, Inc.
(164,782) (1,087,561)
Bloom Energy Corp., Class A
(377,774) (3,989,294)
(5,076,855)
Machinery - ( 0 .3 ) %
Greenbrier Cos., Inc. (The) (126,898) (6,457,839)
Passenger Airlines - ( 0 .4 ) %
American Airlines Group, Inc.
(426,507) (4,793,939)
Southwest Airlines Co.
(130,591) (3,869,411)
(8,663,350)
Professional Services - ( 0 .4 ) %
CSG Systems International, Inc.
(60,287) (2,932,963)
First Advantage Corp.
(234,451) (4,653,852)
(7,586,815)
Total Industrials (37,776,298)
Information Technology - ( 10 .4 ) %
Communications Equipment - ( 0 .4 ) %
Lumentum Holdings, Inc.
(15,241) (965,974)
Nokia OYJ, ADR (Finland)
(1,715,445) (7,496,495)
(8,462,469)
Electronic Equipment, Instruments & Components - ( 0 .3 ) %
Vishay Intertechnology, Inc. (288,602) (5,457,464)
IT Services - ( 0 .3 ) %
Akamai Technologies, Inc.
(26,061) (2,630,858)
Cloudflare, Inc., Class A
(13,674) (1,106,090)
DigitalOcean Holdings, Inc.
(26,127) (1,055,269)
Snowflake, Inc., Class A
(18,842) (2,164,192)
(6,956,409)
Semiconductors & Semiconductor Equipment - ( 1 .3 ) %
MACOM Technology Solutions
Holdings, Inc. (161,302) (17,946,461)
Microchip Technology, Inc.
(10,616) (852,359)
ON Semiconductor Corp.
(61,617) (4,474,010)
SMART Global Holdings, Inc.
(141,316) (2,960,570)
(26,233,400)
Software - ( 7 .0 ) %
Alarm.com Holdings, Inc.
(21,417) (1,170,867)
Bentley Systems, Inc., Class B
(53,819) (2,734,543)
BILL Holdings, Inc.
(2,752) (145,196)
BlackLine, Inc.
(72,073) (3,974,105)
Cerence, Inc.
(185,325) (583,774)
CyberArk Software Ltd.
(138,843) (40,488,007)
Dropbox, Inc., Class A
(301,108) (7,657,177)
Five9, Inc.
(27,614) (793,350)
InterDigital, Inc.
(226,950) (32,142,929)
MicroStrategy, Inc., Class A
(172,400) (29,066,640)
PagerDuty, Inc.
(266,773) (4,948,639)
Rapid7, Inc.
(71,475) (2,851,138)
Zscaler, Inc.
(76,977) (13,158,448)
(139,714,813)
INVESTMENTS SHARES VALUE ($)
Technology Hardware, Storage & Peripherals - ( 1 .1 ) %
Super Micro Computer, Inc.
(10,118) (4,213,135)
Western Digital Corp.
(254,310) (17,366,830)
(21,579,965)
Total Information Technology (208,404,520)
Materials - ( 0 .8 ) %
Containers & Packaging - ( 0 .5 ) %
International Paper Co. (185,923) (9,082,339)
Metals & Mining - ( 0 .3 ) %
Anglogold Ashanti plc (United
Kingdom) (31,646) (842,733)
Cleveland-Cliffs, Inc.
(33,039) (421,908)
First Majestic Silver Corp. (Canada)
(897,105) (5,382,630)
(6,647,271)
Total Materials (15,729,610)
Real Estate - ( 0 .6 ) %
Office REITs - ( 0 .5 ) %
COPT Defense Properties, REIT (292,303) (8,865,550)
Real Estate Management & Development - ( 0 .1 ) %
CoStar Group, Inc. (35,923) (2,710,031)
Total Real Estate (11,575,581)
Utilities - ( 1 .7 ) %
Electric Utilities - ( 1 .3 ) %
Alliant Energy Corp.
(63,322) (3,843,012)
Duke Energy Corp.
(37,405) (4,312,796)
Evergy, Inc.
(57,433) (3,561,420)
FirstEnergy Corp.
(174,308) (7,730,560)
Pinnacle West Capital Corp.
(30,551) (2,706,513)
Southern Co. (The)
(37,642) (3,394,556)
(25,548,857)
Multi-Utilities - ( 0 .4 ) %
CenterPoint Energy, Inc.
(135,439) (3,984,616)
WEC Energy Group, Inc.
(54,224) (5,215,264)
(9,199,880)
Total Utilities (34,748,737)
TOTAL COMMON STOCKS
(Proceeds $(693,320,561)) (725,202,163)
PRINCIPAL
AMOUNT
CORPORATE BONDS - (2.2)%
Consumer Discretionary - ( 1 .4 ) %
Automobiles - ( 0 .5 ) %
Ford Motor Co.
4.35%, 12/8/2026 (2) $ (4,750,000) (4,709,420)
3.25%, 2/12/2032 (2) (7,150,000) (6,089,120)
(10,798,540)
Broadline Retail - ( 0 .1 ) %
Match Group Holdings II LLC
4.63%, 6/1/2028 (2)(f) (1,720,000) (1,672,320)

AQR Funds | N-PORT Part F | September 2024
See notes to Schedule of Investments.
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
September 30, 2024 (Unaudited)
(Continued)
INVESTMENTS
PRINCIPAL
AMOUNT
VALUE ($)
Hotels, Restaurants & Leisure - ( 0 .8 ) %
Carnival Corp.
6.00%, 5/1/2029 (2)(f) $ (8,875,000) (8,992,144)
NCL Corp. Ltd.
7.75%, 2/15/2029 (2)(f) (5,488,000) (5,880,957)
(14,873,101)
Total Consumer Discretionary (27,343,961)
Energy - ( 0 .3 ) %
Energy Equipment & Services - ( 0 .3 ) %
Transocean, Inc.
8.50%, 5/15/2031 (2)(f) (6,525,000) (6,483,561)
Financials - ( 0 .1 ) %
Capital Markets - ( 0 .1 ) %
HAT Holdings I LLC
3.75%, 9/15/2030 (2)(f) (3,150,000) (2,844,050)
Information Technology - ( 0 .4 ) %
Semiconductors & Semiconductor Equipment - ( 0 .2 ) %
ON Semiconductor Corp.
3.88%, 9/1/2028 (2)(f) (3,750,000) (3,575,651)
Technology Hardware, Storage & Peripherals - ( 0 .2 ) %
Western Digital Corp.
4.75%, 2/15/2026 (2) (4,875,000) (4,848,673)
Total Information Technology (8,424,324)
TOTAL CORPORATE BONDS
(Proceeds $(43,690,022)) (45,095,896)
CONVERTIBLE BONDS - (4.7)%
Consumer Discretionary - ( 1 .0 ) %
Household Durables - ( 0 .2 ) %
Meritage Homes Corp.
1.75%, 5/15/2028 (2)(f) (3,150,000) (3,586,275)
Specialty Retail - ( 0 .8 ) %
Wayfair, Inc.
3.25%, 9/15/2027 (2) (6,175,000) (7,428,525)
3.50%, 11/15/2028 (2) (6,700,000) (9,865,750)
(17,294,275)
Total Consumer Discretionary (20,880,550)
Financials - ( 0 .5 ) %
Capital Markets - ( 0 .3 ) %
Coinbase Global, Inc.
0.50%, 6/1/2026 (2) (5,938,000) (5,810,333)
Financial Services - ( 0 .2 ) %
Global Payments, Inc.
1.50%, 3/1/2031 (2)(f) (3,550,000) (3,390,250)
Total Financials (9,200,583)
Health Care - ( 0 .7 ) %
Biotechnology - ( 0 .7 ) %
Alnylam Pharmaceuticals, Inc.
1.00%, 9/15/2027 (2) (5,247,000) (6,133,743)
Bridgebio Pharma, Inc.
2.50%, 3/15/2027 (2) (3,550,000) (3,652,613)
INVESTMENTS
PRINCIPAL
AMOUNT
VALUE ($)
Biotechnology - (0.7)% (continued)
Ionis Pharmaceuticals, Inc.
0.00%, 4/1/2026 (2) $ (4,125,000) (4,113,584)
(13,899,940)
Total Health Care (13,899,940)
Industrials - ( 0 .6 ) %
Commercial Services & Supplies - ( 0 .2 ) %
Tetra Tech, Inc.
2.25%, 8/15/2028 (2) (3,200,000) (4,187,200)
Ground Transportation - ( 0 .2 ) %
Lyft, Inc.
0.63%, 3/1/2029 (2)(f) (3,125,000) (3,007,813)
Professional Services - ( 0 .2 ) %
Parsons Corp.
2.63%, 3/1/2029 (2)(f) (3,550,000) (4,457,025)
Total Industrials (11,652,038)
Information Technology - ( 0 .6 ) %
Software - ( 0 .4 ) %
Nutanix, Inc.
0.25%, 10/1/2027 (2) (5,801,000) (6,917,693)
Technology Hardware, Storage & Peripherals - ( 0 .2 ) %
Seagate HDD Cayman
3.50%, 6/1/2028 (2) (3,350,000) (4,808,925)
Total Information Technology (11,726,618)
Real Estate - ( 0 .2 ) %
Health Care REITs - ( 0 .2 ) %
Welltower OP LLC
2.75%, 5/15/2028 (2)(f) (3,500,000) (4,823,304)
Utilities - ( 1 .1 ) %
Electric Utilities - ( 1 .1 ) %
NextEra Energy Capital Holdings, Inc.
3.00%, 3/1/2027 (2)(f) (16,950,000) (22,145,175)
TOTAL CONVERTIBLE BONDS
(Proceeds $(86,102,303)) (94,328,208)
TOTAL SHORT POSITIONS
(Proceeds $(823,112,886)) (864,626,267)
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 95.9%
(Cost $1,872,819,848) 1,921,293,316
OTHER ASSETS IN EXCESS OF
LIABILITIES - 4.1% ‡ 82,969,455
NET ASSETS - 100.0% 2,004,262,771

Schedule of Investments
September 30, 2024 (Unaudited)
AQR DIVERSIFIED ARBITRAGE FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | September 2024

(Continued)
* Non-income producing security.
† Represents less than 0.05% of net assets.
‡ Includes appreciation/(depreciation) on forward foreign currency exchange, futures and swap contracts.
(a) All or a portion of this security is segregated in connection with obligations for securities sold short. Total value of all such securities at September
30, 2024 amounted to $1,460,697,897, which is inclusive of rehypothecated amounts disclosed below. In addition, $82,188,006 of cash collateral was also pledged.
(b) All or a portion of this security has been rehypothecated in connection with the Fund's Master Securities Loan Agreement with State Street Bank and Trust Company. Total value of all such securities at September 30, 2024 amounted to $22,064,683.
(c) Restricted securities.  Securities acquired through a private placement transaction exempt from registration under the Securities Act of 1933 and/
or may be subject to legal or contractual restrictions on resale (excluding 144A securities). Total value of all such securities at September 30, 2024 amounted to $564,367, which represents 0.03% of net assets of the Fund.
(d) Special Purpose Acquisition Company.
(e) Securities are subject to contractual sale restrictions of up to twelve months. Total value of all such securities at September 30, 2024 amounted to $742,889. Circumstances that could cause a lapse in the contractual sale restrictions include but are not limited to amendments to the original contractual provision and market conditions.
(f) Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of
Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at September 30, 2024 amounted to $306,395,171, which represents
15.29% of net assets of the Fund.
(g) Defaulted security.
(h) Represents 7-day effective yield as of September 30, 2024.
(i) All or a portion of the security pledged as collateral for forward foreign currency exchange and swap contracts.
(j) For the period ended September 30, 2024, transactions with and earnings from issuers considered to be an affiliated issuer were as follows:
(k) The rate shown was the effective yield at the date of purchase.
(l) All or a portion of the security pledged as collateral for swap contracts.
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ 82,401,713 4 .2%
Consumer Discretionary 161,070,393 8 .1
Consumer Staples 32,127,553 1 .5
Energy 27,926,335 1 .4
Financials 271,996,722 13 .6
Health Care 137,609,710 6 .8
Industrials 107,598,031 5 .4
Information Technology 232,002,891 11 .6
Materials 25,067,206 1 .2
Real Estate 9,332,138 0 .5
Utilities 83,029,068 4 .1
Investment Companies 571,107,517 28 .5
U.S. Treasury Obligations 180,024,039 9 .0
Total Investments In Securities
At Value 1,921,293,316 95 .9
Other Assets in Excess of
Liabilities ‡ 82,969,455 4 .1
Net Assets
$ 2,004,262,771 100 .0%
Affiliate
Value
At
12/31/2023
Purchases
At
Cost
Proceeds
From
Sales
Net
Realized
Gain
(Loss)
Net
Change In
Unrealized
App/Dep
Value
At
9/30/2024
Shares
Held At
9/30/2024
Dividend
Income
Capital
Gain
Distributions
SHORT-TERM INVESTMENTS - 25.8%
INVESTMENT COMPANIES - 25.8%
Limited Purpose
Cash Investment
Fund,
4.90% (a)
(Cost $516,033,028) $333,797,563 $2,380,920,360 $(2,198,601,864) $41,142 $(23,486) $516,133,715 516,288,602 $15,322,297 $–
(a) Represents 7-day effective yield as of September 30, 2024.

AQR Funds | N-PORT Part F | September 2024
See notes to Schedule of Investments.
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
September 30, 2024 (Unaudited)
(Continued)
All bonds are denominated in US dollars, unless noted otherwise.
All securities are United States companies, unless noted otherwise in parentheses.
All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.
(2) Level 2 security.
(3) Security fair valued using significant unobservable inputs (Level 3) in accordance with procedures approved by the Board of Trustees.
Credit default swap contracts outstanding - buy protection as of September 30, 2024:
Exchange-Cleared
REFERENCE
ENTITY
FINANCING
RATE PAID
PAYMENT
FREQUENCY
MATURITY
DATE
CREDIT
SPREAD
NOTIONAL
AMOUNT
UPFRONT
PREMIUM
PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Markit CDX North America
High Yield Index Series
43.V1 5 .00 % Quarterly 12/20/2029 0 .05 % USD 8,125,000 $ (595,946) $ 3,051 $ (592,895)
$ (595,946) $ 3,051 $ (592,895)
Total return swap contracts outstanding as of September 30, 2024 :
Over-the-Counter
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
S&P 500 Total
Return Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
OBFR plus or
minus a specified
spread (0.64%)
Monthly JPMC 12/31/2024 USD (41,455,347) $ –
Net unrealized appreciation $ –
Futures contracts outstanding as of September 30, 2024:
Exchange-Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts
U.S. Treasury 10 Year Note (188) 12/2024 USD $ (21,499,563) $ (16,826)
U.S. Treasury 2 Year Note (1,317) 12/2024 USD (274,285,827) (374,088)
U.S. Treasury 5 Year Note (389) 12/2024 USD (42,768,726) (17,810)
Net unrealized depreciation $ (408,724)

Schedule of Investments
September 30, 2024 (Unaudited)
AQR DIVERSIFIED ARBITRAGE FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | September 2024

(Continued)
Forward foreign currency exchange contracts outstanding as of September 30, 2024:
Over-the-Counter
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
AUD 1,491,920 USD 1,008,440 CITI 12/18/2024 $ 23,822
AUD 1,491,920 USD 1,008,435 JPMC 12/18/2024 23,827
CAD 90,075 USD 66,569 CITI 12/18/2024 168
CAD 90,075 USD 66,569 JPMC 12/18/2024 169
DKK 2,923,644 USD 437,122 CITI 12/18/2024 1,236
DKK 2,923,645 USD 437,120 JPMC 12/18/2024 1,238
EUR 162,670 USD 181,152 CITI 12/18/2024 501
EUR 162,673 USD 181,154 JPMC 12/18/2024 502
GBP 9,140,242 USD 12,021,452 CITI 12/18/2024 196,443
GBP 9,140,246 USD 12,021,397 JPMC 12/18/2024 196,503
USD 18,574 CAD 25,000 CITI 12/18/2024 52
USD 18,574 CAD 25,000 JPMC 12/18/2024 52
USD 4,143,957 DKK 27,611,525 CITI 12/18/2024 4,017
USD 4,143,978 DKK 27,611,524 JPMC 12/18/2024 4,038
USD 1,293,205 EUR 1,153,536 CITI 12/18/2024 5,051
USD 1,293,209 EUR 1,153,534 JPMC 12/18/2024 5,059
Total unrealized appreciation 462,678
CAD 195,495 USD 145,315 CITI 12/18/2024 (474)
CAD 195,495 USD 145,314 JPMC 12/18/2024 (474)
DKK 26,650,533 USD 3,999,240 CITI 12/18/2024 (3,387)
DKK 26,650,532 USD 3,999,220 JPMC 12/18/2024 (3,367)
EUR 3,679,012 USD 4,113,208 CITI 12/18/2024 (4,856)
EUR 3,679,012 USD 4,113,187 JPMC 12/18/2024 (4,835)
GBP 98,206 USD 131,423 CITI 12/18/2024 (150)
GBP 98,206 USD 131,422 JPMC 12/18/2024 (149)
USD 12,972,986 AUD 19,053,600 CITI 12/18/2024 (210,232)
USD 12,973,051 AUD 19,053,600 JPMC 12/18/2024 (210,167)
USD 11,479 CAD 15,520 CITI 12/18/2024 (20)
USD 11,479 CAD 15,520 JPMC 12/18/2024 (20)
USD 292,971 DKK 1,962,652 CITI 12/18/2024 (1,299)
USD 292,973 DKK 1,962,653 JPMC 12/18/2024 (1,298)
USD 2,993,940 EUR 2,688,146 CITI 12/18/2024 (7,911)
USD 2,993,961 EUR 2,688,151 JPMC 12/18/2024 (7,897)
USD 718,990 GBP 543,685 CITI 12/18/2024 (7,762)
USD 719,000 GBP 543,690 JPMC 12/18/2024 (7,758)
Total unrealized depreciation (472,056)
Net unrealized depreciation $ (9,378)

AQR Funds | N-PORT Part F | September 2024
See notes to Schedule of Investments.
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
September 30, 2024 (Unaudited)
(Continued)
Total return basket swap contracts outstanding as of September 30, 2024:
Over-the-Counter
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
GSIN The Fund receives the total
return on a portfolio of long
equity positions and pays
or receives the Denmark
Tomorrow/Next plus or minus
a specified spread (0.03%),
which is denominated in DKK
based on the local currencies
of the positions within the
swap.
61 months
maturity
09/13/2029
$8,183,016 $208,005 $(13,442) $194,563
GSIN The Fund receives the total
return on a portfolio of long
equity positions and pays
or receives the TONAR
plus or minus a specified
spread (0.01%), which is
denominated in JPY based
on the local currencies of the
positions within the swap.
53-60 months
maturity
ranging from
01/29/2029
- 08/15/2029
$14,272,690 $(21,840) $(2,343) $(24,183)
GSIN The Fund receives the total
return on a portfolio of long
equity positions and pays
or receives the STIBOR
plus or minus a specified
spread (0.03%), which is
denominated in SEK based
on the local currencies of the
positions within the swap.
53 months
maturity
01/29/2029
$12,660,822 $147,105 $(22,165) $124,940
MLIN The Fund receives the total
return on a portfolio of long
equity positions and pays
or receives the CORRA
plus or minus a specified
spread (0.30%), which is
denominated in CAD based
on the local currencies of the
positions within the swap.
14 months
maturity
09/25/2025
$3,576,084 $2,346 $28,243 $30,589

Schedule of Investments
September 30, 2024 (Unaudited)
AQR DIVERSIFIED ARBITRAGE FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | September 2024

(Continued)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
BNPP The Fund receives the total
return on a portfolio of short
equity positions and fixed
income positions and pays
or receives the OBFR plus
or minus a specified spread
(-0.02% to 0.07%), which is
denominated in USD based
on the local currencies of the
positions within the swap.
43 months
maturity
06/25/2025
$38,500,358 $(2,038,892) $(1,835,193) $(3,874,085)
The following table represents disclosures associated with the underlying components of the total return basket swap contract as of period end:
REFERENCE ENTITY
PRINCIPAL
AMOUNT
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Convertible Bonds
United States
Exact Sciences Corp., 0.38%, 3/1/2028 8,850,000 8,273,075 (168,094) 4 .3
Green Plains, Inc., 2.25%, 3/15/2027 5,650,000 4,881,881 (2,821,115) 72 .8
Liberty Broadband Corp., 3.13%, 6/30/2054 4,225,000 4,574,777 (309,762) 8 .0
Liberty Media Corp., 2.38%, 9/30/2053 7,293,000 8,704,666 1,507,445 ( 38 .9 )
SHARES
Short Positions
Common Stocks
United States
Charter Communications, Inc. (7,417) (2,403,701) 309,150 ( 8 .0 )
Exact Sciences Corp. (41,403) (2,820,372) (353,843) 9 .1
Green Plains, Inc. (89,328) (1,209,501) 476,529 ( 12 .3 )
Live Nation Entertainment, Inc. (51,442) (5,632,385) (679,202) 17 .5
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
GSIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the AOISR
plus or minus a specified
spread (-0.04% to 0.04%),
which is denominated in AUD
based on the local currencies
of the positions within the
swap.
57 months
maturity
ranging from
05/03/2029
- 05/11/2029
$25,480,054 $(3,954,240) $(458,512) $(4,412,752)

AQR Funds | N-PORT Part F | September 2024
See notes to Schedule of Investments.
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
September 30, 2024 (Unaudited)
(Continued)
The following table represents disclosures associated with the underlying components of the total return basket swap contract as of period end:
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Australia
PSC Insurance Group Ltd. 333,572 1,422,895 13,837 ( 0 .3 )
Short Positions
Common Stocks
Australia
Rio Tinto Ltd. (272,000) (24,057,159) (3,968,077) 89 .9
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
GSIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the CORRA
plus or minus a specified
spread (-0.03% to 0.02%),
which is denominated in CAD
based on the local currencies
of the positions within the
swap.
58-60 months
maturity
ranging from
06/13/2029
- 08/14/2029
$46,875,100 $(72,443) $(86,422) $(158,866)
The following table represents disclosures associated with the underlying components of the total return basket swap contract as of period end:
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Canada
Canadian Western Bank 225,661 8,981,723 186,876 ( 117 .6 )
Crew Energy, Inc. 297,362 1,578,660 109,935 ( 69 .2 )
Filo Corp. 563,338 13,424,810 516,196 ( 324 .9 )
Heroux-Devtek, Inc. 18,785 445,856 8,334 ( 5 .2 )
Osisko Mining, Inc. 1,432,112 5,156,853 28,787 ( 18 .1 )
Sleep Country Canada Holdings, Inc. 86,101 2,227,568 6,366 ( 4 .0 )
Short Positions
Common Stocks
Canada
National Bank of Canada (101,565) (9,592,897) (236,556) 148 .9
Tourmaline Oil Corp. (34,332) (1,594,434) (101,794) 64 .1
Chile
Lundin Mining Corp. (369,590) (3,872,299) (590,587) 371 .8

Schedule of Investments
September 30, 2024 (Unaudited)
AQR DIVERSIFIED ARBITRAGE FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | September 2024

(Continued)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
GSIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the ESTR
plus or minus a specified
spread (-0.04% to 0.03%),
which is denominated in EUR
based on the local currencies
of the positions within the
swap.
58-59 months
maturity
ranging from
06/01/2029
- 07/16/2029
$39,052,796 $(891,471) $(3,898) $(895,369)
The following table represents disclosures associated with the underlying components of the total return basket swap contract as of period end:
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Germany
Encavis AG 468,532 9,061,311 (13,596) 1 .5
Preferred Stocks
Spain
Grifols SA 1,069,739 9,631,856 403,311 ( 45 .0 )
Short Positions
Common Stocks
Finland
Sampo OYJ (175,861) (8,202,226) (195,655) 21 .9
Spain
Grifols SA (1,069,739) (12,157,403) (1,085,531) 121 .2
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
GSIN The Fund receives the total
return on a portfolio of long
equity positions and pays
or receives the SONIA
plus or minus a specified
spread (0.03%), which is
denominated in GBP based
on the local currencies of the
positions within the swap.
46-61 months
maturity
ranging from
06/13/2028
- 09/14/2029
$64,288,193 $(196,965) $148,803 $(48,163)
The following table represents disclosures associated with the underlying components of the total return basket swap contract as of period end:
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Egypt
Centamin plc 450,342 882,679 (51,744) 107 .4

AQR Funds | N-PORT Part F | September 2024
See notes to Schedule of Investments.
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
September 30, 2024 (Unaudited)
(Continued)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Ireland
Keywords Studios plc 167,228 5,446,299 22,358 ( 46 .4 )
United Kingdom
Ascential plc 179,643 1,360,584 (5,794) 12 .0
Britvic plc 415,202 7,061,302 (19,657) 40 .8
Darktrace plc 1,741,672 13,451,838 (225,938) 469 .1
DS Smith plc 1,446,851 8,947,300 87,897 ( 182 .5 )
Hargreaves Lansdown plc 697,018 10,387,819 71,928 ( 149 .3 )
International Distribution Services plc 1,002,672 4,589,948 18,767 ( 39 .0 )
Spirent Communications plc 2,667,195 6,083,436 (114,109) 236 .9
Virgin Money UK plc 2,089,924 6,076,988 19,327 ( 40 .1 )
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
GSIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the OBFR
plus or minus a specified
spread (-0.03% to 0.05%),
which is denominated in USD
based on the local currencies
of the positions within the
swap.
55-59 months
maturity
ranging from
03/05/2029
- 07/05/2029
$110,889,027 $(64,744) $(11,591) $(76,336)
The following table represents disclosures associated with the underlying components of the total return basket swap contract as of period end:
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Taiwan
Taiwan Semiconductor Manufacturing Co. Ltd. 1,708,575 51,520,632 3,657,959 ( 4,791 .9 )
Short Positions
Common Stocks
Taiwan
Taiwan Semiconductor Manufacturing Co. Ltd., ADR (341,846) (59,368,395) (3,722,703) 4,876 .7
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
GSIN The Fund receives the
total return on a portfolio of
long equity positions and
pays or receives the OBFR
plus or minus a specified
spread (0.11%), which is
denominated in USD based
on the local currencies of the
positions within the swap.
61 months
maturity
ranging from
07/30/2027
- 10/02/2029
$48,082,413 $57,191 $(366,853) $(309,662)

Schedule of Investments
September 30, 2024 (Unaudited)
AQR DIVERSIFIED ARBITRAGE FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | September 2024

(Continued)
The following table represents disclosures associated with the underlying components of the total return basket swap contract as of period end:
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Cayman Islands
GigCapital7 Corp. 479,330 4,764,540 – –
Mercer Park Opportunities Corp. 457,730 4,398,785 (173,937) 56 .2
China
Eureka Acquisition Corp. 22,702 228,382 454 ( 0 .1 )
Singapore
Chenghe Acquisition II Co. 278,486 2,790,430 5,570 ( 1 .8 )
RF Acquisition Corp. II 46,579 471,379 1,073 ( 0 .3 )
United States
Athena Technology Acquisition Corp. II 75,000 881,250 144,000 ( 46 .5 )
Black Hawk Acquisition Corp. 29,800 304,854 (959) 0 .3
Centurion Acquisition Corp. 768,164 7,689,322 7,682 ( 2 .5 )
Churchill Capital Corp. IX 12,040 120,641 (241) 0 .1
DT Cloud Star Acquisition Corp. 39,000 389,805 (390) 0 .1
Flag Ship Acquisition Corp. 86,443 866,159 2,105 ( 0 .7 )
GP-Act III Acquisition Corp. 61,846 622,171 3,092 ( 1 .0 )
Graf Global Corp. 676,022 6,766,845 6,625 ( 2 .1 )
Launch One Acquisition Corp. 252,700 2,519,419 528 ( 0 .2 )
Legato Merger Corp. III 106,872 1,089,560 (99) 0 .0 (a)
Lionheart Holdings 526,300 5,263,000 (6,788) 2 .2
Melar Acquisition Corp. I 251,810 2,516,841 6,295 ( 2 .0 )
Papaya Growth Opportunity Corp. I 53,018 585,849 57,259 ( 18 .5 )
SIM Acquisition Corp. I 581,900 5,813,181 4,922 ( 1 .6 )
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
GSIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the OBFR
plus or minus a specified
spread (-0.50% to 0.11%),
which is denominated in USD
based on the local currencies
of the positions within the
swap.
36-61 months
maturity
ranging from
04/27/2026
- 09/25/2029
$519,634,548 $(7,639,794) $(6,657,245) $(14,297,039)
The following table represents disclosures associated with the underlying components of the total return basket swap contract as of period end:
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Spain
Atlantica Sustainable Infrastructure plc 1,102,533 24,233,675 (77,046) 0 .5
United Kingdom
Exscientia plc, ADR 113,330 553,050 (38,586) 0 .3

AQR Funds | N-PORT Part F | September 2024
See notes to Schedule of Investments.
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
September 30, 2024 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
United States
Albertsons Cos., Inc. 2,307,842 42,648,920 (6,848,312) 47 .9
Amedisys, Inc. 263,181 25,399,598 735,162 ( 5 .1 )
ANSYS, Inc. 113,859 36,278,893 (1,227,372) 8 .6
Capri Holdings Ltd. 272,998 11,586,035 (2,437,788) 17 .1
Catalent, Inc. 494,648 29,960,829 1,717,784 ( 12 .0 )
Chuy's Holdings, Inc. 122,379 4,576,975 12,188 ( 0 .1 )
CrossFirst Bankshares, Inc. 110,023 1,836,284 (45,954) 0 .3
Discover Financial Services 177,793 24,942,580 2,117,783 ( 14 .8 )
GCI Liberty, Inc. Escrow(b) 32,241 – – 0.0
Hess Corp. 310,787 42,204,875 (5,079,705) 35 .5
Independent Bank Group, Inc. 185,785 10,712,363 1,421,604 ( 9 .9 )
Juniper Networks, Inc. 317,061 12,359,038 719,728 ( 5 .0 )
Kellanova 280,041 22,602,109 98,820 ( 0 .7 )
Marathon Oil Corp. 1,360,769 36,237,278 (667,744) 4 .7
R1 RCM, Inc. 883,726 12,522,397 167,908 ( 1 .2 )
Smartsheet, Inc. 210,238 11,638,776 (9,382) 0 .1
Spirit AeroSystems Holdings, Inc. 409,151 13,301,499 (691,465) 4 .8
Surmodics, Inc. 112,483 4,362,091 (360,962) 2 .5
Short Positions
Common Stocks
United States
Boeing Co. (The) (51,286) (7,797,523) 837,812 ( 5 .9 )
Capital One Financial Corp. (181,267) (27,141,108) (1,863,831) 13 .0
Chevron Corp. (318,556) (46,913,742) 2,213,096 ( 15 .5 )
ConocoPhillips (347,099) (36,542,583) 903,481 ( 6 .3 )
First Busey Corp. (73,179) (1,904,118) 35,773 ( 0 .3 )
Recursion Pharmaceuticals, Inc. (87,712) (578,022) 32,282 ( 0 .2 )
SouthState Corp. (111,997) (10,883,868) (1,437,254) 10 .1
Synopsys, Inc. (39,330) (19,916,319) 2,132,186 ( 14 .9 )
(a) Represents less than 0.05% of swap value.
(b) Security fair valued using significant unobservable inputs as of September 30, 2024 in accordance with procedures approved by the Board of
Trustees.

Schedule of Investments
September 30, 2024 (Unaudited)
AQR DIVERSIFYING STRATEGIES FUND
See notes to Schedule of Investments.

AQR Funds | N-PORT Part F | September 2024

† Represents less than 0.05% of net assets.
(a) For the period ended September 30, 2024, transactions with and earnings from issuers considered to be an affiliated issuer were as follows:
(b) Represents 7-day effective yield as of September 30, 2024.
The Schedule of Investments of the affiliated investment funds held by the AQR Diversifying Strategies Fund can be found within this report as well as on
Form N-CSR and Form N-PORT (Part F) which are filed with the Securities and Exchange Commission.
INVESTMENTS SHARES VALUE ($)
INVESTMENT COMPANIES - 98.0%
ALTERNATIVE FUNDS - 68 .1%
AQR Diversified Arbitrage Fund,
Class R6 (a) 12,254,916 151,348,216
AQR Equity Market Neutral Fund,
Class R6 (a) 24,620,994 244,978,891
AQR Macro Opportunities Fund,
Class R6 (a) 16,354,999 154,554,745
AQR Managed Futures Strategy HV
Fund, Class R6 (a) 18,666,032 154,554,745
AQR Style Premia Alternative Fund,
Class R6 (a) 21,214,921 168,022,171
TOTAL ALTERNATIVE FUNDS
(Cost $857,583,453) 873,458,768
ASSET ALLOCATION FUNDS - 29 .9%
AQR Multi-Asset Fund, Class R6 (a)
(Cost $349,309,906) 35,410,987 383,500,986
TOTAL INVESTMENT COMPANIES
(Cost $1,206,893,359) 1,256,959,754
INVESTMENTS SHARES VALUE ($)
SHORT-TERM INVESTMENTS - 2.0%
INVESTMENT COMPANIES - 2 .0%
Limited Purpose Cash Investment
Fund, 4.90% (b)
(Cost $26,181,877) 26,193,301 26,185,443
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 100.0%
(Cost $1,233,075,236) 1,283,145,197
LIABILITIES IN EXCESS OF OTHER
ASSETS - (0.0)% † (465,822)
NET ASSETS - 100.0% 1,282,679,375
SECTOR VALUE
% OF NET
ASSETS
Equity Market Neutral $ 244,978,891 19 .2%
Global Flexible Allocation 383,500,986 29 .9
Global Macro 154,554,745 12 .0
Multi-Strategy 168,022,171 13 .1
Relative Value Arbitrage 151,348,216 11 .8
Systematic Trend 154,554,745 12 .0
Short-Term Investment Funds 26,185,443 2 .0
Total Investments In Securities
At Value 1,283,145,197 100 .0
Liabilities in Excess of Other
Assets (465,822) (0.0) †
Net Assets
$ 1,282,679,375 100 .0%
Affiliate
Value
At
12/31/2023
Purchases
At
Cost
Proceeds
From
Sales
Net
Realized
Gain
(Loss)
Net
Change In
Unrealized
App/Dep
Value
At
9/30/2024
Shares
Held At
9/30/2024
Dividend
Income
Capital
Gain
Distributions
INVESTMENT COMPANIES - 98.0%
ALTERNATIVE FUNDS - 68 .1%
AQR Diversified
Arbitrage Fund $ 29,606,975 $ 119,010,223 $ (931,002) $ (8,011) $ 3,670,031 $ 151,348,216 12,254,916 $ – $ –
AQR Equity Market
Neutral Fund 86,334,843 149,642,103 (9,788,973) (601,458) 19,392,376 244,978,891 24,620,994 – –
AQR Macro
Opportunities Fund 55,914,242 107,683,148 (1,433,242) (121,507) (7,487,896) 154,554,745 16,354,999 – –
AQR Managed
Futures Strategy HV
Fund 55,914,242 102,690,267 (5,478,335) (99,342) 1,527,913 154,554,745 18,666,032 – –
AQR Style Premia
Alternative Fund 86,334,843 127,333,959 (58,352,327) (1,871,222) 14,576,918 168,022,171 21,214,921 – –
(2,701,540) 31,679,342 873,458,768 – –
ASSET ALLOCATION FUNDS - 29 .9%
AQR Multi-Asset
Fund 128,869,445 229,265,279 (3,891,935) (22,488) 29,280,685 383,500,986 35,410,987 – –
TOTAL $(2,724,028) $60,960,027 $1,256,959,754 $– $–
All securities are Level 1 with respect to ASC 820.

AQR Funds | N-PORT Part F | September 2024
See notes to Schedule of Investments.
(Continued)
AQR EQUITY MARKET NEUTRAL FUND
Schedule of Investments
September 30, 2024 (Unaudited)
INVESTMENTS SHARES VALUE ($)
LONG POSITIONS - 295.4%
COMMON STOCKS - 213.8%
Australia - 5 .5%
AGL Energy Ltd. (2)(a) 278,531 2,275,718
ANZ Group Holdings Ltd. (2)(a) 10,013 210,432
Aristocrat Leisure Ltd. (2)(a) 87,569 3,535,556
Atlas Arteria Ltd. (2)(a) 46,946 158,203
Aurizon Holdings Ltd. (2)(a) 173,635 422,417
BlueScope Steel Ltd. (2)(a) 29,815 455,124
Brambles Ltd. (2)(a) 169,751 2,228,115
CAR Group Ltd. (2)(a) 21,300 550,954
Cochlear Ltd. (2)(a) 4,672 909,173
Coles Group Ltd. (2)(a) 92,543 1,153,688
Computershare Ltd. (2)(a) 126,688 2,208,534
Evolution Mining Ltd. (2)(a) 327,987 1,044,954
Harvey Norman Holdings Ltd. (2)
(a) 338,665 1,155,005
Incitec Pivot Ltd. (2)(a) 191,649 410,177
Insurance Australia Group Ltd. (2)
(a) 100,189 509,166
JB Hi-Fi Ltd. (2)(a) 52,812 2,906,599
Origin Energy Ltd. (2)(a) 144,598 1,001,643
Pro Medicus Ltd. (2)(a) 34,881 4,293,314
Qantas Airways Ltd. (2)*(a) 398,672 2,035,018
QBE Insurance Group Ltd. (2)(a) 171,746 1,961,088
Qube Holdings Ltd. (2)(a) 127,637 346,407
REA Group Ltd. (2)(a) 1,715 237,324
Reece Ltd. (2)(a) 19,438 381,199
Seven Group Holdings Ltd. (2)(a) 14,872 439,207
Suncorp Group Ltd. (2)(a) 37,563 469,059
Tabcorp Holdings Ltd. (2) 7,358 2,560
Telstra Group Ltd. (2)(a) 151,596 405,751
Westpac Banking Corp. (2)(a) 227,815 4,978,332
Worley Ltd. (2)(a) 177,664 1,810,607
38,495,324
Austria - 0 .1%
Mondi plc (2)(a) 38,936 742,724
Belgium - 0 .7%
Ageas SA/NV (2)(a) 39,444 2,104,696
Anheuser-Busch InBev SA/NV (2)
(a) 1,781 118,022
KBC Group NV (2)(a) 13,171 1,047,859
Liberty Global Ltd., Class C *(a) 53,073 1,146,908
Proximus SADP (a) 20,798 162,059
Solvay SA (2)(a) 8,233 322,530
4,902,074
Brazil - 0 .2%
Wheaton Precious Metals Corp. 23,473 1,433,598
Canada - 5 .5%
Agnico Eagle Mines Ltd. (a) 2,185 176,018
Atco Ltd., Class I (a) 16,580 587,217
AtkinsRealis Group, Inc. (a) 55,719 2,263,862
Bank of Montreal (a) 7,540 680,381
Bank of Nova Scotia (The) (a) 47,417 2,583,578
Barrick Gold Corp. (a) 150,284 2,989,124
Bombardier, Inc., Class B *(a) 11,573 880,607
CAE, Inc. *(a) 8,931 167,665
INVESTMENTS SHARES VALUE ($)
Canada - 5.5% (continued)
Canadian Utilities Ltd., Class A (a) 6,903 183,287
CCL Industries, Inc., Class B (a) 40,472 2,467,313
Celestica, Inc. *(a) 16,868 862,327
Descartes Systems Group, Inc.
(The) *(a) 2,656 273,308
Dollarama, Inc. (a) 2,085 213,580
Empire Co. Ltd., Class A (a) 45,837 1,400,749
Enbridge, Inc. (a) 43,141 1,752,498
Fairfax Financial Holdings Ltd. (a) 241 304,298
Finning International, Inc. (a) 19,870 652,171
Franco-Nevada Corp. (a) 13,243 1,644,837
George Weston Ltd. (a) 9,565 1,605,423
iA Financial Corp., Inc. (a) 17,024 1,411,062
IGM Financial, Inc. (a) 8,709 261,312
Imperial Oil Ltd. (a) 2,367 166,527
Kinross Gold Corp. (a) 112,211 1,051,213
Loblaw Cos. Ltd. (a) 1,389 184,947
Manulife Financial Corp. (a) 44,025 1,301,105
Metro, Inc., Class A (a) 4,380 276,865
Nuvei Corp. (a)(b) 4,728 157,664
Open Text Corp. (a) 33,932 1,129,519
Pan American Silver Corp. (a) 33,287 695,053
Saputo, Inc. (a) 61,844 1,334,782
Shopify, Inc., Class A *(a) 15,742 1,261,153
Stantec, Inc. (a) 2,176 174,987
Suncor Energy, Inc. (a) 43,715 1,613,555
TC Energy Corp. (a) 27,339 1,299,585
TFI International, Inc. (a) 5,053 692,128
Toromont Industries Ltd. (a) 1,722 168,094
Toronto-Dominion Bank (The) (a) 19,317 1,221,479
West Fraser Timber Co. Ltd. (a) 15,832 1,542,521
Whitecap Resources, Inc. (a) 156,820 1,171,121
38,802,915
China - 0 .8%
NXP Semiconductors NV (a)(c) 8,530 2,047,285
Prosus NV *(a) 26,119 1,141,460
Wilmar International Ltd. (2) 170,000 440,914
Yangzijiang Shipbuilding Holdings
Ltd. (2) 1,107,376 2,113,535
5,743,194
Denmark - 2 .3%
AP Moller - Maersk A/S, Class B
(2)(a) 818 1,376,518
Carlsberg A/S, Class B (2)(a) 30,861 3,674,824
Danske Bank A/S (2)(a) 98,098 2,950,662
Genmab A/S (2)*(a) 4,229 1,025,253
GN Store Nord A/S (2)*(a) 35,126 782,749
ISS A/S (2)(a) 126,576 2,526,199
Jyske Bank A/S (Registered) (2)(a) 6,303 490,568
Royal Unibrew A/S (2)*(a) 19,379 1,625,843
Vestas Wind Systems A/S (2)*(a) 68,188 1,500,388
15,953,004
Finland - 1 .8%
Elisa OYJ (2)(a) 3,736 198,062
Fortum OYJ (2)(a) 219,751 3,616,068
Huhtamaki OYJ (a) 11,979 465,105
Kone OYJ, Class B (2)(a) 24,821 1,484,831

Schedule of Investments
September 30, 2024 (Unaudited)
AQR EQUITY MARKET NEUTRAL FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | September 2024

(Continued)
INVESTMENTS SHARES VALUE ($)
Finland - 1.8% (continued)
Nokia OYJ (2)(a) 565,234 2,467,908
Nordea Bank Abp (2)(a) 97,127 1,146,608
Sampo OYJ, Class A (2)(a) 22,834 1,064,987
UPM-Kymmene OYJ (2)(a) 20,092 672,569
Valmet OYJ (2)(a) 17,253 553,415
Wartsila OYJ Abp (2)(a) 40,820 913,417
12,582,970
France - 6 .2%
Accor SA (2)(a) 19,194 834,362
Alstom SA (2)*(a) 122,728 2,549,901
Arkema SA (2)(a) 9,133 869,907
Bouygues SA (2)(a) 83,609 2,798,492
Carrefour SA (2)(a) 241,727 4,121,797
Credit Agricole SA (2)(a) 113,161 1,730,558
Danone SA (2)(a) 2,501 182,172
Dassault Aviation SA (2)(a) 1,768 365,071
Engie SA (2)(a) 303,623 5,250,313
Gaztransport Et Technigaz SA (2)
(a) 2,062 291,561
Orange SA (2)(a) 453,468 5,193,526
Renault SA (2)(a) 56,459 2,454,434
Safran SA (2)(a) 5,879 1,383,464
SCOR SE (2)(a) 42,558 952,028
SEB SA (2)(a) 4,054 462,746
Societe Generale SA (2)(a) 153,407 3,822,791
Sodexo SA (a) 3,809 312,275
SPIE SA (2)(a) 32,162 1,229,847
TotalEnergies SE (2)(a) 35,602 2,311,828
Veolia Environnement SA (2)(a) 22,060 726,288
Verallia SA (2)(a)(b) 37,649 1,101,903
Vinci SA (2)(a) 23,839 2,786,698
Vivendi SE (2)(a) 198,742 2,299,088
44,031,050
Germany - 6 .6%
adidas AG (2)(a) 10,624 2,815,218
Allianz SE (Registered) (2)(a) 6,013 1,977,791
BASF SE (2)(a) 74,221 3,933,928
Bayer AG (Registered) (2)(a) 15,960 539,954
Commerzbank AG (2)(a) 129,823 2,394,514
Daimler Truck Holding AG (2)(a) 14,550 546,314
Deutsche Bank AG (Registered)
(2)(a) 180,785 3,129,693
E.ON SE (2)(a) 89,407 1,331,444
Evonik Industries AG (2)(a) 175,383 4,105,608
Freenet AG (2)(a) 58,505 1,741,604
Fresenius Medical Care AG (2)(a) 45,216 1,921,305
Hannover Rueck SE (2)(a) 1,670 476,717
Heidelberg Materials AG (2)(a) 9,734 1,060,421
KION Group AG (2)(a) 44,442 1,754,786
Knorr-Bremse AG (2)(a) 2,576 229,534
Mercedes-Benz Group AG (2)(a) 29,028 1,880,991
Muenchener Rueckversicherungs-
Gesellschaft AG in Muenchen
(Registered) (2)(a) 4,467 2,461,516
Rheinmetall AG (2)(a) 2,159 1,173,689
RWE AG (2)(a) 10,742 391,361
SAP SE (2)(a) 2,534 579,608
Scout24 SE (2)(a)(b) 16,180 1,393,063
INVESTMENTS SHARES VALUE ($)
Germany - 6.6% (continued)
Talanx AG (2)(a) 7,372 621,421
TeamViewer SE (2)*(a)(b) 101,299 1,293,333
thyssenkrupp AG (2)(a) 722,985 2,801,115
Zalando SE (2)*(a)(b) 188,538 6,231,544
46,786,472
Hong Kong - 0 .6%
AIA Group Ltd. (2)(a) 221,400 1,933,454
HKT Trust & HKT Ltd. (2)(a) 135,000 172,549
Prudential plc (2)(a) 100,037 928,068
Techtronic Industries Co. Ltd. (2)(a) 103,000 1,537,628
4,571,699
Ireland - 0 .4%
TE Connectivity plc (a) 20,240 3,056,038
Italy - 4 .3%
A2A SpA (2)(a) 333,852 771,186
Azimut Holding SpA (2)(a) 37,763 976,671
Banca Generali SpA (2)(a) 34,815 1,561,712
Banca Monte dei Paschi di Siena
SpA (2)(a) 378,454 2,187,229
Banco BPM SpA (2)(a) 264,456 1,786,784
Buzzi SpA (2)(a) 33,086 1,320,199
Enel SpA (2)(a) 67,602 539,992
Eni SpA (2)(a) 218,929 3,331,562
ERG SpA (2)(a) 6,063 166,267
Intesa Sanpaolo SpA (2)(a) 673,784 2,884,267
Italgas SpA (2)(a) 108,351 654,990
Nexi SpA (2)*(a)(b) 104,521 710,138
Pirelli & C SpA (2)(a)(b) 499,614 3,034,034
Poste Italiane SpA (2)(a)(b) 377,257 5,297,873
UniCredit SpA (2)(a) 41,103 1,804,489
Unipol Gruppo SpA (2)(a) 268,293 3,193,244
30,220,637
Japan - 32 .1%
ABC-Mart, Inc. (2)(a) 8,600 182,774
Alfresa Holdings Corp. (2)(a) 119,900 1,896,576
Amada Co. Ltd. (2)(a) 109,000 1,112,857
ANA Holdings, Inc. (2)(a) 59,900 1,282,651
Asahi Group Holdings Ltd. (2)(a) 160,800 2,107,600
Asahi Kasei Corp. (2)(a) 504,500 3,824,811
Asics Corp. (2)(a) 250,500 5,262,539
Brother Industries Ltd. (2)(a) 68,600 1,345,413
Canon, Inc. (2)(a) 65,700 2,163,849
Capcom Co. Ltd. (2)(a) 88,100 2,054,856
Central Japan Railway Co. (2)(a) 148,100 3,419,639
Chubu Electric Power Co., Inc. (2)
(a) 182,400 2,143,594
Cosmo Energy Holdings Co. Ltd.
(2)(a) 37,000 2,041,169
CyberAgent, Inc. (2)(a) 38,500 273,699
Daiichi Sankyo Co. Ltd. (2)(a) 16,300 538,427
DMG Mori Co. Ltd. (2)(a) 36,500 778,553
ENEOS Holdings, Inc. (2)(a) 171,900 941,181
Fujikura Ltd. (2)(a) 60,700 2,062,589
Fujitsu Ltd. (2)(a) 105,200 2,162,852
Fukuoka Financial Group, Inc. (2)
(a) 114,800 2,972,478
GMO Payment Gateway, Inc. (2)(a) 20,900 1,271,837

AQR Funds | N-PORT Part F | September 2024
See notes to Schedule of Investments.
AQR EQUITY MARKET NEUTRAL FUND
Schedule of Investments
September 30, 2024 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
Japan - 32.1% (continued)
Hankyu Hanshin Holdings, Inc. (2)
(a) 41,500 1,282,001
Hikari Tsushin, Inc. (2)(a) 10,600 2,360,828
Hirose Electric Co. Ltd. (2)(a) 28,000 3,573,219
Hitachi Ltd. (2)(a) 116,100 3,078,663
Honda Motor Co. Ltd. (2)(a) 191,700 2,046,655
IHI Corp. (2)(a) 46,000 2,412,437
Iida Group Holdings Co. Ltd. (2)(a) 17,300 267,171
Inpex Corp. (2)(a) 89,800 1,215,783
Japan Airlines Co. Ltd. (2)(a) 21,300 372,528
Japan Post Bank Co. Ltd. (2)(a) 306,300 2,875,317
Japan Post Holdings Co. Ltd. (2)(a) 37,100 355,757
Japan Post Insurance Co. Ltd. (2)
(a) 28,200 517,925
JFE Holdings, Inc. (2)(a) 11,900 159,986
Kansai Electric Power Co., Inc.
(The) (2)(a) 41,200 682,802
Kansai Paint Co. Ltd. (2)(a) 83,600 1,493,267
KDDI Corp. (2)(a) 167,000 5,350,264
Keio Corp. (2)(a) 74,900 1,787,188
Kirin Holdings Co. Ltd. (2)(a) 23,300 355,089
Komatsu Ltd. (2)(a) 53,900 1,508,916
Konami Group Corp. (2)(a) 3,700 377,320
Kose Corp. (2)(a) 2,800 180,806
Kuraray Co. Ltd. (2)(a) 48,700 723,643
Kyowa Kirin Co. Ltd. (2)(a) 98,400 1,736,437
Kyushu Electric Power Co., Inc.
(2)(a) 16,200 177,106
Kyushu Railway Co. (2)(a) 23,800 684,703
Lixil Corp. (2)(a) 238,100 2,853,288
Makita Corp. (2)(a) 110,000 3,715,972
Mazda Motor Corp. (2)(a) 110,000 840,459
Medipal Holdings Corp. (2)(a) 35,800 623,962
MISUMI Group, Inc. (2)(a) 107,800 1,955,381
Mitsubishi Gas Chemical Co., Inc.
(2)(a) 57,300 1,117,220
Mitsubishi UFJ Financial Group,
Inc. (2)(a) 576,200 5,916,768
Mitsui OSK Lines Ltd. (2)(a) 30,800 1,066,315
MS&AD Insurance Group
Holdings, Inc. (2)(a) 162,100 3,810,029
Murata Manufacturing Co. Ltd. (2)
(a) 76,500 1,513,838
NGK Insulators Ltd. (2)(a) 238,500 3,136,783
Nintendo Co. Ltd. (2)(a) 15,200 812,461
NIPPON EXPRESS HOLDINGS,
Inc. (2)(a) 36,800 1,938,138
Nippon Steel Corp. (2)(a) 42,300 948,033
Nippon Yusen KK (2)(a) 62,900 2,310,415
Nisshin Seifun Group, Inc. (2)(a) 242,700 3,071,840
Niterra Co. Ltd. (2)(a) 16,300 459,258
Nomura Holdings, Inc. (2)(a) 397,100 2,072,459
Obic Co. Ltd. (2)(a) 22,500 789,395
Oji Holdings Corp. (2)(a) 1,067,500 4,276,639
Olympus Corp. (2)(a) 45,100 857,320
Oracle Corp. Japan (2)(a) 18,900 1,951,304
ORIX Corp. (2)(a) 131,400 3,074,609
Osaka Gas Co. Ltd. (2)(a) 28,900 651,756
Otsuka Corp. (2)(a) 127,400 3,146,385
Panasonic Holdings Corp. (2)(a) 248,400 2,182,134
INVESTMENTS SHARES VALUE ($)
Japan - 32.1% (continued)
Persol Holdings Co. Ltd. (2)(a) 2,195,000 3,955,678
Resonac Holdings Corp. (2)(a) 102,100 2,653,735
Ricoh Co. Ltd. (2)(a) 41,200 447,124
Rohto Pharmaceutical Co. Ltd. (2)
(a) 69,700 1,744,565
Ryohin Keikaku Co. Ltd. (2)(a) 386,300 7,093,550
Santen Pharmaceutical Co. Ltd.
(2)(a) 233,500 2,834,534
Sanwa Holdings Corp. (2)(a) 33,800 899,842
SCSK Corp. (2)(a) 10,400 215,635
Sekisui Chemical Co. Ltd. (2)(a) 70,700 1,105,447
Shimamura Co. Ltd. (2)(a) 52,900 2,889,704
Shimano, Inc. (2)(a) 3,100 590,140
Shionogi & Co. Ltd. (2)(a) 290,100 4,158,348
Skylark Holdings Co. Ltd. (2)(a) 74,500 1,201,917
Socionext, Inc. (2)(a) 80,800 1,607,170
SoftBank Group Corp. (2)(a) 11,400 676,205
Sohgo Security Services Co. Ltd.
(2)(a) 176,300 1,283,056
Sojitz Corp. (2)(a) 161,700 3,831,264
Sompo Holdings, Inc. (2)(a) 88,200 1,988,099
Sony Group Corp. (2)(a) 214,500 4,167,219
Square Enix Holdings Co. Ltd. (2)
(a) 188,200 7,471,121
Stanley Electric Co. Ltd. (2)(a) 124,800 2,339,261
Sumitomo Corp. (2)(a) 149,200 3,350,443
Sumitomo Electric Industries Ltd.
(2)(a) 241,800 3,926,274
Sundrug Co. Ltd. (2)(a) 78,200 2,313,953
Suntory Beverage & Food Ltd. (2)
(a) 12,700 478,205
Taiyo Yuden Co. Ltd. (2)(a) 98,400 2,026,406
TBS Holdings, Inc. (2)(a) 32,200 881,325
Tobu Railway Co. Ltd. (2)(a) 31,900 557,213
Toho Co. Ltd. (2)(a) 4,800 194,686
Tohoku Electric Power Co., Inc.
(2)(a) 54,800 525,180
Tokio Marine Holdings, Inc. (2)(a) 73,800 2,721,334
Tokyo Electric Power Co. Holdings,
Inc. (2)*(a) 163,400 724,690
TOPPAN Holdings, Inc. (2)(a) 71,900 2,139,911
Toray Industries, Inc. (2)(a) 194,900 1,151,043
Tosoh Corp. (2)(a) 165,300 2,213,315
Toyo Suisan Kaisha Ltd. (2)(a) 32,300 2,120,658
Toyota Tsusho Corp. (2)(a) 36,300 663,699
Trend Micro, Inc. (2)(a) 105,900 6,287,850
USS Co. Ltd. (2)(a) 443,600 4,210,640
Welcia Holdings Co. Ltd. (2)(a) 66,800 949,094
West Japan Railway Co. (2)(a) 22,600 429,205
Yamaha Corp. (2)(a) 344,700 2,980,830
Yamato Holdings Co. Ltd. (2)(a) 37,900 431,591
Yokogawa Electric Corp. (2)(a) 45,000 1,153,119
Yokohama Rubber Co. Ltd. (The)
(2)(a) 39,100 878,807
226,971,001
Luxembourg - 0 .2%
Aperam SA (2)(a) 38,172 1,196,603

Schedule of Investments
September 30, 2024 (Unaudited)
AQR EQUITY MARKET NEUTRAL FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | September 2024

(Continued)
INVESTMENTS SHARES VALUE ($)
Netherlands - 2 .5%
Aalberts NV (2)(a) 20,857 847,875
ABN AMRO Bank NV, CVA (2)(a)
(b) 98,251 1,775,577
Aegon Ltd. (2)(a) 93,560 600,948
Akzo Nobel NV (2)(a) 44,164 3,119,798
Arcadis NV (2)(a) 20,873 1,447,276
Argenx SE (2)*(a) 2,606 1,409,039
ASM International NV (2)(a) 1,816 1,198,124
EXOR NV (2)(a) 17,478 1,873,711
Koninklijke KPN NV (2)(a) 378,666 1,546,580
Koninklijke Philips NV (2)*(a) 39,946 1,309,655
Koninklijke Vopak NV (2)(a) 22,418 1,040,414
NN Group NV (2)(a) 24,517 1,223,303
SBM Offshore NV (2)(a) 21,166 386,907
17,779,207
New Zealand - 0 .3%
Xero Ltd. (2)*(a) 19,300 1,994,962
Norway - 0 .6%
DNB Bank ASA (2)(a) 40,239 825,183
Kongsberg Gruppen ASA (2)(a) 17,636 1,722,675
Norsk Hydro ASA (2)(a) 29,089 187,915
Orkla ASA (2)(a) 19,256 181,612
Telenor ASA (a) 103,578 1,325,035
TOMRA Systems ASA (2)(a) 10,660 156,686
4,399,106
Singapore - 1 .0%
Genting Singapore Ltd. (2) 247,119 167,507
Grab Holdings Ltd., Class A *(a)(c) 839,196 3,188,945
Sea Ltd., ADR *(a)(c) 28,399 2,677,458
Singapore Airlines Ltd. (2) 33,600 177,371
United Overseas Bank Ltd. (2) 34,600 863,684
7,074,965
South Korea - 0 .2%
Delivery Hero SE (2)*(a)(b) 26,326 1,065,401
Spain - 2 .4%
Acerinox SA (2)(a) 208,726 2,244,552
ACS Actividades de Construccion
y Servicios SA (2)(a) 47,325 2,184,386
Aena SME SA (2)(a)(b) 20,369 4,474,572
Banco de Sabadell SA (2)(a) 406,805 863,945
Banco Santander SA (2)(a) 764,017 3,914,722
Enagas SA (2)(a) 81,440 1,249,241
Endesa SA (2)(a) 14,310 312,628
Mapfre SA (2)(a) 525,539 1,399,563
Repsol SA (2)(a) 27,900 367,981
Telefonica SA (2)(a) 34,843 170,455
17,182,045
Sweden - 4 .0%
AAK AB (2)(a) 7,779 255,079
Alfa Laval AB (2)(a) 8,781 422,155
Autoliv, Inc. (a) 14,045 1,311,382
Billerud Aktiebolag (2)(a) 52,450 601,775
Boliden AB (2)(a) 36,184 1,228,046
Electrolux AB, Class B (2)*(a) 427,337 4,150,621
Essity AB, Class B (a) 80,478 2,511,211
INVESTMENTS SHARES VALUE ($)
Sweden - 4.0% (continued)
Evolution AB (2)(a)(b) 17,860 1,756,586
Getinge AB, Class B (2)(a) 59,811 1,287,233
H & M Hennes & Mauritz AB, Class
B (2)(a) 182,521 3,108,627
SKF AB, Class B (2)(a) 101,444 2,020,651
SSAB AB, Class B (2)(a) 161,048 824,594
Svenska Handelsbanken AB, Class
A (2)(a) 80,370 825,556
Swedbank AB, Class A (2)(a) 42,377 899,480
Telefonaktiebolaget LM Ericsson,
Class B (2)(a) 230,820 1,744,181
Telia Co. AB (a) 511,553 1,654,160
Trelleborg AB, Class B (2)(a) 29,261 1,126,283
Volvo AB, Class B (2)(a) 93,966 2,485,607
28,213,227
Switzerland - 5 .2%
ABB Ltd. (Registered) (2)(a) 52,248 3,031,201
Adecco Group AG (Registered)
(2)(a) 73,322 2,500,598
Banque Cantonale Vaudoise
(Registered) (2)(a) 1,663 171,761
Belimo Holding AG (Registered)
(2)(a) 2,482 1,771,924
DKSH Holding AG (2)(a) 15,075 1,199,048
Flughafen Zurich AG (Registered)
(2)(a) 1,085 261,019
Geberit AG (Registered) (2)(a) 2,978 1,944,057
Givaudan SA (Registered) (2)(a) 362 1,986,130
Julius Baer Group Ltd. (2)(a) 40,535 2,444,420
Kuehne + Nagel International AG
(Registered) (2)(a) 2,564 700,533
Logitech International SA
(Registered) (2)(a) 36,778 3,293,867
Lonza Group AG (Registered) (2)
(a) 6,808 4,320,246
Novartis AG (Registered) (2)(a) 55,370 6,375,433
SGS SA (Registered) (2)(a) 1,440 160,792
Sonova Holding AG (Registered)
(2)(a) 3,097 1,115,525
Temenos AG (Registered) (2)(a) 3,958 277,116
Zurich Insurance Group AG (2)(a) 8,839 5,340,170
36,893,840
United Kingdom - 10 .3%
abrdn plc (2)(a) 1,071,175 2,338,184
Associated British Foods plc (2)(a) 42,618 1,331,927
Auto Trader Group plc (2)(a)(b) 94,720 1,101,137
Aviva plc (2)(a) 166,729 1,079,864
B&M European Value Retail SA
(2)(a) 125,422 698,524
Barclays plc (2)(a) 1,001,759 3,009,867
Beazley plc (2)(a) 21,978 224,443
British American Tobacco plc (2)(a) 59,567 2,171,699
BT Group plc (2)(a) 354,225 702,099
CK Hutchison Holdings Ltd. (2)(a) 328,500 1,862,502
DCC plc (2)(a) 5,653 385,927
Direct Line Insurance Group plc
(2)(a) 768,177 1,927,055
easyJet plc (2)(a) 436,032 3,036,662

AQR Funds | N-PORT Part F | September 2024
See notes to Schedule of Investments.
AQR EQUITY MARKET NEUTRAL FUND
Schedule of Investments
September 30, 2024 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
United Kingdom - 10.3% (continued)
Flutter Entertainment plc *(a)(c) 1,249 296,363
Hiscox Ltd. (a) 82,600 1,265,552
Howden Joinery Group plc (2)(a) 125,586 1,526,158
HSBC Holdings plc (2)(a) 40,011 358,940
IMI plc (2)(a) 40,459 984,373
Imperial Brands plc (2)(a) 64,979 1,890,179
Inchcape plc (2)(a) 96,438 1,030,359
InterContinental Hotels Group plc
(2)(a) 7,713 839,947
Intermediate Capital Group plc (2)
(a) 106,529 3,181,163
International Distribution Services
plc (a) 78,775 360,610
Intertek Group plc (2)(a) 21,131 1,460,943
ITV plc (2)(a) 1,271,977 1,366,153
J Sainsbury plc (2)(a) 134,152 530,886
Johnson Matthey plc (2)(a) 22,300 454,766
Kingfisher plc (2)(a) 156,896 677,123
Lloyds Banking Group plc (2)(a) 958,356 753,548
M&G plc (2)(a) 177,247 491,658
Man Group plc (2)(a) 484,336 1,372,932
Marks & Spencer Group plc (2)(a) 582,116 2,905,024
NatWest Group plc (2)(a) 568,029 2,629,608
Ocado Group plc (2)*(a) 90,474 466,574
Pearson plc (2)(a) 54,888 746,169
Persimmon plc (2)(a) 109,356 2,406,475
RELX plc (2)(a) 3,515 165,965
Rightmove plc (2)(a) 320,100 2,646,100
Rolls-Royce Holdings plc (2)*(a) 633,255 4,481,857
Rotork plc (2)(a) 67,999 304,510
Schroders plc (2)(a) 87,325 409,184
Smiths Group plc (2)(a) 12,700 285,408
Standard Chartered plc (2)(a) 149,743 1,588,171
Subsea 7 SA (2)(a) 67,213 1,085,335
Tate & Lyle plc (a) 178,290 1,626,840
TechnipFMC plc (a) 109,795 2,879,923
Tesco plc (2)(a) 718,748 3,450,930
Travis Perkins plc (2)(a) 56,129 698,810
Vodafone Group plc (2)(a) 3,008,745 3,015,357
Weir Group plc (The) (2)(a) 29,826 866,724
WH Smith plc (a) 9,893 192,842
Whitbread plc (2)(a) 26,791 1,124,648
72,687,997
United States - 120 .0%
10X Genomics, Inc., Class A *(a)(c) 36,947 834,263
3M Co. (a) 61,824 8,451,340
Abbott Laboratories (a)(c) 32,167 3,667,360
Abercrombie & Fitch Co., Class
A *(a) 24,022 3,360,678
Acuity Brands, Inc. (a) 1,738 478,628
Adient plc *(a)(c) 9,511 214,663
Adobe, Inc. *(a) 3,411 1,766,148
ADT, Inc. (a) 142,602 1,031,012
AECOM (a) 23,010 2,376,243
Agree Realty Corp., REIT (a) 17,338 1,306,072
Airbnb, Inc., Class A *(a)(c) 34,546 4,380,778
Akamai Technologies, Inc. *(a)(c) 9,066 915,213
Alaska Air Group, Inc. *(a) 103,895 4,697,093
Align Technology, Inc. *(a) 8,071 2,052,617
INVESTMENTS SHARES VALUE ($)
United States - 120.0% (continued)
Allison Transmission Holdings,
Inc. (a) 18,841 1,810,055
Allstate Corp. (The) (a) 6,857 1,300,430
Alnylam Pharmaceuticals, Inc. *(a)
(c) 7,959 2,188,964
Altria Group, Inc. (a)(c) 118,294 6,037,725
Amazon.com, Inc. *(a)(c) 15,668 2,919,418
Amcor plc (a)(c) 166,870 1,890,637
Amentum Holdings, Inc. * 14,698 474,011
American Airlines Group, Inc. *(a)
(c) 46,565 523,391
American International Group, Inc.
(a) 23,562 1,725,445
Americold Realty Trust, Inc., REIT
(a) 69,934 1,977,034
Amkor Technology, Inc. (a) 23,209 710,195
Amphenol Corp., Class A (a) 6,501 423,605
Apellis Pharmaceuticals, Inc. *(a)
(c) 24,073 694,265
Appfolio, Inc., Class A *(a) 12,818 3,017,357
Applied Materials, Inc. (a) 9,024 1,823,299
AptarGroup, Inc. (a) 1,433 229,552
Aptiv plc *(a) 4,160 299,562
Archer-Daniels-Midland Co. (a)(c) 31,155 1,861,200
Arista Networks, Inc. *(a) 5,952 2,284,497
Arrow Electronics, Inc. *(a)(c) 21,752 2,889,318
Ashland, Inc. (a) 1,835 159,590
Assurant, Inc. (a) 5,996 1,192,365
Assured Guaranty Ltd. (a) 29,634 2,356,496
AT&T, Inc. (a) 256,338 5,639,436
ATI, Inc. *(a) 14,671 981,637
Atlassian Corp., Class A *(a)(c) 17,296 2,746,778
Atmos Energy Corp. (a) 19,374 2,687,368
AutoNation, Inc. *(a) 5,578 998,016
Avient Corp. (a) 13,590 683,849
Avnet, Inc. (a) 27,806 1,510,144
Axalta Coating Systems Ltd. *(a) 23,477 849,633
Axis Capital Holdings Ltd. (a) 41,268 3,285,345
AZEK Co., Inc. (The), Class A *(a) 17,030 797,004
Baker Hughes Co., Class A (a)(c) 95,797 3,463,062
Ball Corp. (a)(c) 15,826 1,074,744
Bank of America Corp. (a) 147,866 5,867,322
Bank of New York Mellon Corp.
(The) (a) 9,907 711,917
Bank OZK (a) 52,356 2,250,784
Becton Dickinson & Co. (a)(c) 5,377 1,296,395
BellRing Brands, Inc. *(a) 3,811 231,404
Berry Global Group, Inc. (a) 40,131 2,728,105
Best Buy Co., Inc. (a)(c) 38,359 3,962,485
BILL Holdings, Inc. *(a) 8,688 458,379
BioMarin Pharmaceutical, Inc. *(a) 2,213 155,552
Black Hills Corp. (a) 26,117 1,596,271
BlackRock, Inc. (a) 2,507 2,380,422
BOK Financial Corp. (a) 2,347 245,543
Booking Holdings, Inc. (a) 1,442 6,073,876
BorgWarner, Inc. (a) 53,162 1,929,249
Boston Beer Co., Inc. (The), Class
A *(a) 11,008 3,182,853
BP plc (2)(a) 222,160 1,158,684

Schedule of Investments
September 30, 2024 (Unaudited)
AQR EQUITY MARKET NEUTRAL FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | September 2024

(Continued)
INVESTMENTS SHARES VALUE ($)
United States - 120.0% (continued)
Bright Horizons Family Solutions,
Inc. *(a) 13,439 1,883,207
Brink's Co. (The) (a)(c) 2,903 335,703
Bristol-Myers Squibb Co. (a) 69,328 3,587,031
Broadcom, Inc. (a)(c) 18,130 3,127,425
Broadridge Financial Solutions,
Inc. (a) 8,160 1,754,645
Bruker Corp. (a) 2,466 170,302
CACI International, Inc., Class A
*(a) 1,750 882,980
Carlisle Cos., Inc. (a)(c) 3,159 1,420,760
CarMax, Inc. *(a)(c) 27,771 2,148,920
Carnival Corp. *(a)(c) 58,421 1,079,620
Carter's, Inc. (a) 21,758 1,413,835
Cava Group, Inc. *(a) 1,276 158,033
Centene Corp. *(a) 80,364 6,049,801
Cheniere Energy, Inc. (a)(c) 11,174 2,009,532
Chubb Ltd. (a) 10,119 2,918,218
Ciena Corp. *(a) 27,602 1,700,007
Cigna Group (The) (a)(c) 13,058 4,523,814
Cincinnati Financial Corp. (a) 26,657 3,628,551
Cirrus Logic, Inc. *(a) 6,431 798,795
Citigroup, Inc. (a) 74,583 4,668,896
Citizens Financial Group, Inc. (a) 146,766 6,027,679
Clean Harbors, Inc. *(a) 3,115 752,927
Cleveland-Cliffs, Inc. *(a)(c) 26,725 341,278
Clorox Co. (The) (a) 1,186 193,211
Cloudflare, Inc., Class A *(a)(c) 17,209 1,392,036
CME Group, Inc. (a) 27,342 6,033,011
CNA Financial Corp. (a) 15,782 772,371
CNH Industrial NV (a)(c) 160,477 1,781,295
CNO Financial Group, Inc. (a) 20,551 721,340
Coca-Cola Consolidated, Inc. (a) 2,073 2,728,897
Cognex Corp. (a) 27,200 1,101,600
Coherent Corp. *(a)(c) 9,124 811,215
Colgate-Palmolive Co. (a) 45,881 4,762,907
Comcast Corp., Class A (a) 145,891 6,093,866
Comfort Systems USA, Inc. (a)(c) 6,816 2,660,626
Commerce Bancshares, Inc. (a)(c) 18,706 1,111,136
CommVault Systems, Inc. *(a) 19,721 3,034,076
Concentrix Corp. (a)(c) 21,430 1,098,288
ConocoPhillips (a)(c) 3,840 404,275
Consolidated Edison, Inc. (a) 12,367 1,287,776
Cooper Cos., Inc. (The) *(a) 11,681 1,288,882
COPT Defense Properties, REIT
(a) 52,108 1,580,436
Corebridge Financial, Inc. (a) 21,824 636,388
Costco Wholesale Corp. (a)(c) 4,069 3,607,250
Crane Co. (a)(c) 3,964 627,422
CRH plc (a) 22,857 2,119,758
Crowdstrike Holdings, Inc., Class
A *(a) 3,953 1,108,698
Crown Castle, Inc., REIT (a)(c) 4,015 476,299
Crown Holdings, Inc. (a) 33,711 3,232,211
Cullen/Frost Bankers, Inc. (a)(c) 15,034 1,681,703
Cummins, Inc. (a) 6,912 2,238,036
Curtiss-Wright Corp. (a) 2,737 899,625
CVS Health Corp. (a) 37,853 2,380,197
Datadog, Inc., Class A *(a) 3,887 447,238
DaVita, Inc. *(a)(c) 1,871 306,713
INVESTMENTS SHARES VALUE ($)
United States - 120.0% (continued)
Dell Technologies, Inc., Class C
(a)(c) 2,913 345,307
Delta Air Lines, Inc. (a)(c) 120,449 6,117,604
DENTSPLY SIRONA, Inc. (a)(c) 24,850 672,441
Dick's Sporting Goods, Inc. (a) 7,149 1,491,996
Dillard's, Inc., Class A (a)(c) 2,238 858,698
DocuSign, Inc., Class A *(a) 5,374 333,672
Dolby Laboratories, Inc., Class A
(a) 23,219 1,776,950
Donaldson Co., Inc. (a) 13,270 977,999
DoubleVerify Holdings, Inc. *(a) 97,500 1,641,900
Dow, Inc. (a)(c) 18,080 987,710
DT Midstream, Inc. (a) 7,988 628,336
Duke Energy Corp. (a)(c) 11,586 1,335,866
Dun & Bradstreet Holdings, Inc. (a) 60,390 695,089
DuPont de Nemours, Inc. (a) 19,701 1,755,556
Dutch Bros, Inc., Class A *(a)(c) 12,747 408,286
DXC Technology Co. *(a) 8,158 169,279
Dynatrace, Inc. *(a) 13,448 719,065
Eagle Materials, Inc. (a)(c) 4,128 1,187,419
East West Bancorp, Inc. (a) 5,562 460,200
Eaton Corp. plc (a) 6,901 2,287,267
eBay, Inc. (a)(c) 17,783 1,157,851
Ecolab, Inc. (a) 6,423 1,639,985
Electronic Arts, Inc. (a) 9,925 1,423,642
Element Solutions, Inc. (a)(c) 34,239 929,931
Eli Lilly & Co. (a) 3,265 2,892,594
EMCOR Group, Inc. (a) 5,786 2,491,047
Encompass Health Corp. (a) 15,131 1,462,260
EnerSys (a) 13,349 1,362,265
Entegris, Inc. (a)(c) 7,952 894,839
Entergy Corp. (a) 12,486 1,643,282
EPAM Systems, Inc. *(a) 4,620 919,519
EPR Properties, REIT (a) 22,390 1,098,006
Essent Group Ltd. (a) 9,524 612,298
Estee Lauder Cos., Inc. (The),
Class A (a) 11,896 1,185,912
Euronet Worldwide, Inc. *(a) 4,794 475,709
Evercore, Inc., Class A (a) 3,959 1,002,973
Everest Group Ltd. (a) 5,296 2,075,132
Evergy, Inc. (a) 45,456 2,818,727
Eversource Energy (a)(c) 22,439 1,526,974
Exact Sciences Corp. *(a) 6,273 427,317
Exelixis, Inc. *(a) 78,411 2,034,765
Exponent, Inc. (a) 2,665 307,221
Exxon Mobil Corp. (a)(c) 11,523 1,350,726
F5, Inc. *(a) 1,346 296,389
Fair Isaac Corp. *(a)(c) 349 678,288
Federal Realty Investment Trust,
REIT (a)(c) 3,139 360,891
Federated Hermes, Inc., Class B
(a) 76,255 2,803,896
Ferguson Enterprises, Inc. (a) 11,280 2,239,870
Fidelity National Financial, Inc. (a) 9,384 582,371
Fidelity National Information
Services, Inc. (a) 52,998 4,438,583
First American Financial Corp. (a) 18,315 1,208,973
First Hawaiian, Inc. (a)(c) 24,623 570,022
First Horizon Corp. (a) 148,822 2,311,206
Flowers Foods, Inc. (a)(c) 34,517 796,307

AQR Funds | N-PORT Part F | September 2024
See notes to Schedule of Investments.
AQR EQUITY MARKET NEUTRAL FUND
Schedule of Investments
September 30, 2024 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
United States - 120.0% (continued)
Flowserve Corp. (a) 77,767 4,019,776
Fluor Corp. *(a) 17,336 827,101
FMC Corp. (a) 38,107 2,512,776
FNB Corp. (a)(c) 118,221 1,668,098
Fortinet, Inc. *(a) 85,405 6,623,157
Fortune Brands Innovations, Inc.
(a)(c) 5,835 522,408
Franklin Resources, Inc. (a)(c) 83,813 1,688,832
Freeport-McMoRan, Inc. (a) 16,655 831,418
Freshpet, Inc. *(a) 4,747 649,247
Garmin Ltd. (a) 22,075 3,885,862
Gartner, Inc. *(a)(c) 3,946 1,999,675
Gates Industrial Corp. plc *(a) 107,078 1,879,219
GE Aerospace (a) 25,864 4,877,433
GE Vernova, Inc. *(a) 3,601 918,183
Gen Digital, Inc. (a)(c) 26,461 725,825
General Dynamics Corp. (a)(c) 1,713 517,669
General Motors Co. (a) 94,772 4,249,576
Gitlab, Inc., Class A *(a) 46,227 2,382,540
Global Payments, Inc. (a)(c) 22,865 2,341,833
Globe Life, Inc. (a) 19,703 2,086,745
GoDaddy, Inc., Class A *(a)(c) 13,448 2,108,377
Goldman Sachs Group, Inc. (The)
(a)(c) 2,051 1,015,471
GRAIL, Inc. * 17,529 241,199
Grand Canyon Education, Inc. *(a) 17,109 2,426,912
Grocery Outlet Holding Corp. *(a)
(c) 191,974 3,369,144
GSK plc (2)(a) 429,459 8,744,221
Guidewire Software, Inc. *(a) 22,164 4,054,682
H&R Block, Inc. (a)(c) 56,684 3,602,268
Hancock Whitney Corp. (a) 26,787 1,370,691
Hanover Insurance Group, Inc.
(The) (a) 6,841 1,013,221
Harley-Davidson, Inc. (a)(c) 16,467 634,474
Hasbro, Inc. (a) 59,718 4,318,806
Hayward Holdings, Inc. *(a) 28,012 429,704
HCA Healthcare, Inc. (a)(c) 3,362 1,366,418
HealthEquity, Inc. *(a) 24,315 1,990,183
Healthpeak Properties, Inc., REIT
(a) 60,431 1,382,057
Hewlett Packard Enterprise Co. (a) 146,047 2,988,122
Hexcel Corp. (a) 45,558 2,816,851
HF Sinclair Corp. (a) 5,187 231,185
Hilton Worldwide Holdings, Inc.
(a)(c) 11,238 2,590,359
Holcim AG (2)(a) 21,489 2,104,479
Home BancShares, Inc. (a) 6,224 168,608
Hormel Foods Corp. (a) 47,266 1,498,332
Howmet Aerospace, Inc. (a)(c) 40,181 4,028,145
HubSpot, Inc. *(a)(c) 5,353 2,845,655
Huntington Bancshares, Inc. (a)(c) 57,279 842,001
Huntington Ingalls Industries, Inc.
(a)(c) 10,290 2,720,470
Huntsman Corp. (a) 158,332 3,831,634
IDEXX Laboratories, Inc. *(a) 1,384 699,224
Illinois Tool Works, Inc. (a)(c) 16,008 4,195,217
Illumina, Inc. *(a) 17,587 2,293,521
Incyte Corp. *(a) 26,007 1,719,063
INVESTMENTS SHARES VALUE ($)
United States - 120.0% (continued)
Inspire Medical Systems, Inc. *(a)
(c) 17,079 3,604,523
Insulet Corp. *(a) 5,519 1,284,547
International Bancshares Corp. (a) 2,633 157,427
International Flavors & Fragrances,
Inc. (a) 3,842 403,141
Intra-Cellular Therapies, Inc. *(a)(c) 9,786 716,042
Invesco Ltd. (a) 258,844 4,545,301
IQVIA Holdings, Inc. *(a) 2,922 692,426
Iridium Communications, Inc. (a) 40,996 1,248,328
ITT, Inc. (a) 15,442 2,308,733
Jacobs Solutions, Inc. (a) 14,698 1,923,968
James Hardie Industries plc,
CHESS (2)*(a) 6,355 252,533
Jazz Pharmaceuticals plc *(a)(c) 1,878 209,228
JB Hunt Transport Services, Inc.
(a)(c) 15,190 2,617,693
Johnson & Johnson (a)(c) 20,988 3,401,315
KBR, Inc. (a) 11,694 761,630
Kemper Corp. (a) 30,824 1,887,970
Keurig Dr Pepper, Inc. (a) 33,970 1,273,196
Kimco Realty Corp., REIT (a)(c) 10,667 247,688
Kirby Corp. *(a) 8,100 991,683
KLA Corp. (a) 2,923 2,263,600
Kohl's Corp. (a)(c) 90,272 1,904,739
Kraft Heinz Co. (The) (a)(c) 54,853 1,925,889
Kroger Co. (The) (a) 29,665 1,699,805
Kyndryl Holdings, Inc. *(a) 15,976 367,128
L3Harris Technologies, Inc. (a) 1,981 471,220
Labcorp Holdings, Inc. (a) 12,900 2,882,892
Lantheus Holdings, Inc. * 11,490 1,261,028
Leggett & Platt, Inc. (a)(c) 152,716 2,079,992
Leidos Holdings, Inc. (a) 10,489 1,709,707
Lennar Corp., Class A (a) 13,583 2,546,541
Lennox International, Inc. (a) 2,170 1,311,309
Light & Wonder, Inc. *(a) 16,242 1,473,637
Lincoln National Corp. (a) 46,664 1,470,383
Littelfuse, Inc. (a) 776 205,834
LivaNova plc *(a) 16,759 880,518
Loews Corp. (a) 10,156 802,832
Louisiana-Pacific Corp. (a) 13,594 1,460,811
Lyft, Inc., Class A *(a) 53,273 679,231
LyondellBasell Industries NV, Class
A (a)(c) 6,460 619,514
Manhattan Associates, Inc. *(a) 8,520 2,397,358
ManpowerGroup, Inc. (a) 41,071 3,019,540
Marathon Petroleum Corp. (a)(c) 12,881 2,098,444
Marriott Vacations Worldwide Corp.
(a)(c) 44,099 3,240,395
Marvell Technology, Inc. (a)(c) 28,959 2,088,523
Masco Corp. (a) 9,915 832,265
MasTec, Inc. *(a) 27,099 3,335,887
Matador Resources Co. (a)(c) 33,429 1,652,061
McCormick & Co., Inc. (Non-
Voting) (a) 10,700 880,610
McKesson Corp. (a) 3,161 1,562,862
Medpace Holdings, Inc. *(a)(c) 6,818 2,275,848
Medtronic plc (a) 55,001 4,951,740
MetLife, Inc. (a) 24,458 2,017,296
Micron Technology, Inc. (a) 1,799 186,574

Schedule of Investments
September 30, 2024 (Unaudited)
AQR EQUITY MARKET NEUTRAL FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | September 2024

(Continued)
INVESTMENTS SHARES VALUE ($)
United States - 120.0% (continued)
Mid-America Apartment
Communities, Inc., REIT (a)(c) 1,613 256,306
Mister Car Wash, Inc. *(a)(c) 2,719 17,701
MKS Instruments, Inc. (a)(c) 3,443 374,289
Mohawk Industries, Inc. *(a) 21,197 3,405,934
Molina Healthcare, Inc. *(a)(c) 3,186 1,097,768
Molson Coors Beverage Co., Class
B (a)(c) 63,304 3,641,246
Morgan Stanley (a) 12,376 1,290,074
Mosaic Co. (The) (a)(c) 22,920 613,798
MSCI, Inc., Class A (a) 2,596 1,513,286
Natera, Inc. *(a)(c) 22,089 2,804,199
National Fuel Gas Co. (a) 43,363 2,628,231
Nestle SA (Registered) (2)(a) 13,981 1,404,985
NetApp, Inc. (a) 14,507 1,791,760
Neurocrine Biosciences, Inc. *(a) 24,133 2,780,604
New Jersey Resources Corp. (a) 30,946 1,460,651
New York Times Co. (The), Class
A (a) 42,204 2,349,497
Newell Brands, Inc. (a) 105,175 807,744
News Corp., Class A (a) 67,782 1,805,035
Nexstar Media Group, Inc., Class
A (a)(c) 19,725 3,261,529
NiSource, Inc. (a) 60,339 2,090,746
NNN REIT, Inc., REIT (a)(c) 30,426 1,475,357
Norfolk Southern Corp. (a) 3,610 897,085
Northern Trust Corp. (a)(c) 14,281 1,285,718
Northrop Grumman Corp. (a) 4,237 2,237,433
NOV, Inc. (a)(c) 47,311 755,557
Nutanix, Inc., Class A *(a) 12,250 725,813
NVIDIA Corp. (a) 30,853 3,746,788
Old Dominion Freight Line, Inc.
(a)(c) 8,140 1,616,930
Old Republic International Corp.
(a) 19,197 679,958
Ollie's Bargain Outlet Holdings,
Inc. *(a) 26,558 2,581,438
OneMain Holdings, Inc. (a) 14,620 688,163
Onto Innovation, Inc. *(a)(c) 4,830 1,002,515
Oracle Corp. (a)(c) 13,536 2,306,534
Organon & Co. (a)(c) 87,906 1,681,642
Oshkosh Corp. (a) 11,065 1,108,824
Ovintiv, Inc. (a) 7,370 282,345
Owens Corning (a) 6,029 1,064,239
Packaging Corp. of America (a) 19,043 4,101,862
Palo Alto Networks, Inc. *(a) 2,436 832,625
Park Hotels & Resorts, Inc., REIT
(a)(c) 134,149 1,891,501
Parsons Corp. *(a) 15,226 1,578,632
PayPal Holdings, Inc. *(a)(c) 42,505 3,316,665
PBF Energy, Inc., Class A (a)(c) 5,837 180,655
Pegasystems, Inc. (a) 17,934 1,310,796
Penske Automotive Group, Inc. (a) 18,362 2,982,356
Pentair plc (a) 21,139 2,067,183
Penumbra, Inc. *(a)(c) 5,785 1,124,083
PepsiCo, Inc. (a) 21,073 3,583,464
Perrigo Co. plc (a)(c) 52,502 1,377,127
Pfizer, Inc. (a) 24,021 695,168
PG&E Corp. (a) 157,727 3,118,263
Pilgrim's Pride Corp. *(a)(c) 13,426 618,267
INVESTMENTS SHARES VALUE ($)
United States - 120.0% (continued)
Pinterest, Inc., Class A *(a) 79,017 2,557,780
Playtika Holding Corp. (a) 179,626 1,422,638
Polaris, Inc. (a)(c) 23,476 1,954,142
Popular, Inc. 24,324 2,438,967
PPG Industries, Inc. (a) 31,459 4,167,059
Progressive Corp. (The) (a) 17,148 4,351,476
Prosperity Bancshares, Inc. (a)(c) 24,930 1,796,705
Prudential Financial, Inc. (a)(c) 10,266 1,243,213
Public Storage, REIT (a)(c) 18,010 6,553,298
Quest Diagnostics, Inc. (a) 5,160 801,090
Ralph Lauren Corp., Class A (a) 29,728 5,763,367
Realty Income Corp., REIT (a) 10,861 688,805
Reinsurance Group of America,
Inc. (a) 3,452 752,087
ResMed, Inc. (a)(c) 8,245 2,012,769
Reynolds Consumer Products,
Inc. (a) 45,844 1,425,748
RH *(a) 4,864 1,626,668
RingCentral, Inc., Class A *(a) 65,629 2,075,845
Robert Half, Inc. (a) 58,802 3,963,843
Robinhood Markets, Inc., Class
A *(a) 52,112 1,220,463
ROBLOX Corp., Class A *(a)(c) 58,244 2,577,879
Roche Holding AG (2)(a) 5,852 1,872,741
Rollins, Inc. (a) 8,754 442,777
Ross Stores, Inc. (a)(c) 24,598 3,702,245
Royal Gold, Inc. (a) 24,351 3,416,445
Sabra Health Care REIT, Inc.,
REIT (a) 34,983 651,034
Samsara, Inc., Class A *(a)(c) 27,190 1,308,383
Schneider Electric SE (2)(a) 7,531 1,985,231
Scotts Miracle-Gro Co. (The) (a) 29,915 2,593,631
Seagate Technology Holdings plc
(a)(c) 23,773 2,603,857
Sensata Technologies Holding plc
(a)(c) 10,831 388,400
SentinelOne, Inc., Class A *(a)(c) 34,945 835,884
Shell plc (2)(a) 110,448 3,583,125
Sherwin-Williams Co. (The) (a) 1,266 483,194
Signify NV (2)(a)(b) 91,493 2,158,277
Skechers USA, Inc., Class A *(a) 22,775 1,524,103
Skyworks Solutions, Inc. (a)(c) 19,284 1,904,681
SLM Corp. (a) 94,389 2,158,676
Smartsheet, Inc., Class A *(a) 54,706 3,028,524
Snap, Inc., Class A *(a)(c) 132,257 1,415,150
Snap-on, Inc. (a) 889 257,552
Snowflake, Inc., Class A *(a) 8,555 982,627
Sonoco Products Co. (a) 20,003 1,092,764
Sotera Health Co. *(a)(c) 69,419 1,159,297
Sprouts Farmers Market, Inc. *(a) 6,582 726,719
SS&C Technologies Holdings, Inc.
(a) 41,437 3,075,040
Stanley Black & Decker, Inc. (a)(c) 13,458 1,482,130
State Street Corp. (a) 19,795 1,751,264
Synchrony Financial (a) 41,384 2,064,234
Synovus Financial Corp. (a)(c) 10,539 468,669
T. Rowe Price Group, Inc. (a)(c) 19,258 2,097,774
Tapestry, Inc. (a) 123,426 5,798,553
Targa Resources Corp. (a) 8,464 1,252,757
Target Corp. (a) 15,850 2,470,381

AQR Funds | N-PORT Part F | September 2024
See notes to Schedule of Investments.
AQR EQUITY MARKET NEUTRAL FUND
Schedule of Investments
September 30, 2024 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
United States - 120.0% (continued)
Taylor Morrison Home Corp., Class
A *(a) 35,497 2,494,019
TD SYNNEX Corp. (a) 20,688 2,484,215
Teleflex, Inc. (a) 5,025 1,242,783
Tenaris SA (2)(a) 12,860 204,113
Tenet Healthcare Corp. *(a) 16,952 2,817,422
Teradata Corp. *(a) 66,647 2,022,070
Teradyne, Inc. (a)(c) 5,277 706,749
Terex Corp. (a)(c) 49,671 2,628,093
Texas Capital Bancshares, Inc.
*(a)(c) 47,936 3,425,507
Texas Pacific Land Corp. (a) 1,143 1,011,258
Texas Roadhouse, Inc., Class A (a) 28,548 5,041,577
Textron, Inc. (a) 17,089 1,513,744
T-Mobile US, Inc. (a) 5,258 1,085,041
Toll Brothers, Inc. (a) 17,584 2,716,552
Trane Technologies plc (a) 1,271 494,076
TransUnion (a) 24,807 2,597,293
Travel + Leisure Co. (a) 22,885 1,054,541
Travelers Cos., Inc. (The) (a) 12,936 3,028,576
Trimble, Inc. *(a)(c) 67,619 4,198,464
Truist Financial Corp. (a) 34,306 1,467,268
Twilio, Inc., Class A *(a) 26,224 1,710,329
Ubiquiti, Inc. (a) 1,164 258,082
UFP Industries, Inc. (a) 5,996 786,735
UGI Corp. (a)(c) 175,116 4,381,402
UiPath, Inc., Class A *(a)(c) 122,429 1,567,091
Ultragenyx Pharmaceutical, Inc.
*(a) 22,091 1,227,155
UMB Financial Corp. (a)(c) 15,161 1,593,573
Union Pacific Corp. (a) 4,359 1,074,406
United Airlines Holdings, Inc. *(a) 6,359 362,845
United Therapeutics Corp. *(a) 3,421 1,225,915
Universal Display Corp. (a)(c) 5,141 1,079,096
Universal Health Services, Inc.,
Class B (a) 9,537 2,184,068
Unum Group (a) 20,751 1,233,439
US Foods Holding Corp. *(a) 4,020 247,230
Vail Resorts, Inc. (a)(c) 13,580 2,366,858
Valero Energy Corp. (a)(c) 1,266 170,948
Valley National Bancorp (a) 363,543 3,293,700
Veeva Systems, Inc., Class A *(a) 12,452 2,613,301
VeriSign, Inc. *(a) 26,139 4,965,364
Vertiv Holdings Co., Class A (a) 42,363 4,214,695
Vistra Corp. (a) 3,623 429,470
Vulcan Materials Co. (a) 8,334 2,087,084
Walmart, Inc. (a) 22,281 1,799,191
Walt Disney Co. (The) (a) 42,621 4,099,714
Weatherford International plc (a) 5,334 452,963
WEC Energy Group, Inc. (a)(c) 3,261 313,643
Wendy's Co. (The) (a) 468,765 8,212,762
WESCO International, Inc. (a) 7,207 1,210,632
Western Alliance Bancorp (a) 7,779 672,806
Western Union Co. (The) (a) 93,057 1,110,170
Westinghouse Air Brake
Technologies Corp. (a) 22,129 4,022,388
Whirlpool Corp. (a)(c) 12,463 1,333,541
Wingstop, Inc. (a) 13,199 5,491,840
Woodward, Inc. (a) 11,423 1,959,159
Workday, Inc., Class A *(a) 6,368 1,556,403
INVESTMENTS SHARES VALUE ($)
United States - 120.0% (continued)
Xcel Energy, Inc. (a) 113,423 7,406,521
Zebra Technologies Corp., Class
A *(a)(c) 724 268,112
Zions Bancorp NA (a) 16,934 799,623
Zoom Video Communications, Inc.,
Class A *(a) 38,003 2,650,329
Zscaler, Inc. *(a)(c) 13,594 2,323,758
847,499,412
TOTAL COMMON STOCKS
(Cost $1,365,978,866) 1,510,279,465
SHORT-TERM INVESTMENTS - 81.6%
INVESTMENT COMPANIES - 40 .2%
Goldman Sachs Financial Square
Funds - Treasury Instruments
Fund, Institutional Shares, 4.75%
(d)(e) 2,336,578 2,336,578
Limited Purpose Cash Investment
Fund, 4.90% (d)(f) 282,172,403 282,087,751
TOTAL INVESTMENT COMPANIES
(Cost $284,372,730) 284,424,329
—
PRINCIPAL
AMOUNT
U.S. TREASURY OBLIGATIONS - 41 .4%
U.S. Treasury Bills
5.26%, 10/3/2024 (2)(g) $ 10,020,000 10,017,386
5.26%, 10/10/2024 (2)(g) 6,000,000 5,993,033
5.29%, 10/17/2024 (2)(g) 33,776,000 33,705,408
5.30%, 10/24/2024 (2)(g) 20,000,000 19,939,657
5.30%, 10/31/2024 (2)(g)(h) 30,000,000 29,883,113
5.28%, 12/12/2024 (2)(g) 2,857,000 2,831,458
5.29%, 12/19/2024 (2)(g) 18,073,000 17,894,331
5.28%, 12/26/2024 (2)(g) 1,632,000 1,614,437
5.25%, 1/2/2025 (2)(g) 49,931,000 49,355,485
5.21%, 1/9/2025 (2)(g) 4,697,000 4,639,002
5.12%, 1/23/2025 (2)(g) 7,346,000 7,242,861
4.81%, 2/6/2025 (2)(g) 9,498,000 9,349,831
4.91%, 2/13/2025 (2)(g) 13,156,000 12,939,943
4.89%, 2/20/2025 (2)(g) 19,597,000 19,260,652
4.64%, 3/13/2025 (2)(g) 15,469,000 15,169,228
4.51%, 3/20/2025 (2)(g) 27,088,000 26,538,603
4.35%, 3/27/2025 (2)(g) 24,732,000 24,214,596
4.31%, 4/3/2025 (2)(g) 1,702,000 1,665,657
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $291,996,370) 292,254,681
TOTAL SHORT-TERM INVESTMENTS
(Cost $576,369,100) 576,679,010
TOTAL LONG POSITIONS
(Cost $1,942,347,966) 2,086,958,475
SHARES
SHORT POSITIONS - (205.0)%
COMMON STOCKS - (203.9)%
Argentina - ( 0 .3 ) %
Arcadium Lithium plc (650,534) (1,854,022)

Schedule of Investments
September 30, 2024 (Unaudited)
AQR EQUITY MARKET NEUTRAL FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | September 2024

(Continued)
INVESTMENTS SHARES VALUE ($)
Australia - ( 6 .5 ) %
ALS Ltd. (2) (194,482) (1,927,996)
Ampol Ltd. (2) (56,108) (1,183,544)
APA Group (2) (378,220) (2,024,132)
BHP Group Ltd. (2) (82,116) (2,549,387)
Cleanaway Waste Management
Ltd. (2) (107,880) (218,536)
Commonwealth Bank of Australia
(2) (6,686) (623,642)
Domino's Pizza Enterprises Ltd. (2) (63,994) (1,564,295)
Endeavour Group Ltd. (2) (449,856) (1,555,663)
Glencore plc (2) (528,880) (3,028,712)
IDP Education Ltd. (2) (134,979) (1,478,715)
IGO Ltd. (2) (234,348) (941,153)
Liontown Resources Ltd. (2) (796,589) (440,276)
Lynas Rare Earths Ltd. (2) (404,421) (2,218,870)
Medibank Pvt Ltd. (2) (258,568) (652,355)
Mineral Resources Ltd. (2) (103,275) (3,682,119)
New Hope Corp. Ltd. (2) (294,968) (1,057,886)
NEXTDC Ltd. (2) (155,190) (1,871,499)
Pilbara Minerals Ltd. (2) (2,045,410) (4,600,696)
Ramsay Health Care Ltd. (2) (54,212) (1,556,088)
Rio Tinto plc (2) (32,750) (2,324,845)
Santos Ltd. (2) (99,891) (484,013)
Sonic Healthcare Ltd. (2) (33,272) (625,803)
South32 Ltd. (2) (182,089) (467,042)
Transurban Group (2) (108,995) (984,779)
Treasury Wine Estates Ltd. (2) (327,872) (2,706,731)
Washington H Soul Pattinson &
Co. Ltd. (2) (35,186) (842,800)
Whitehaven Coal Ltd. (2) (43,994) (218,183)
Woodside Energy Group Ltd. (2) (195,861) (3,376,105)
Woolworths Group Ltd. (2) (30,473) (700,247)
(45,906,112)
Belgium - ( 0 .7 ) %
D'ieteren Group (2) (8,765) (1,856,014)
Elia Group SA/NV (2) (5,846) (668,139)
Lotus Bakeries NV (2) (97) (1,301,656)
Umicore SA (2) (67,191) (872,013)
(4,697,822)
Brazil - ( 0 .2 ) %
MercadoLibre, Inc. (243) (498,626)
Yara International ASA (2) (36,762) (1,161,434)
(1,660,060)
Burkina Faso - ( 0 .3 ) %
Endeavour Mining plc (2) (101,720) (2,407,231)
Canada - ( 4 .1 ) %
Air Canada (26,371) (319,583)
Alimentation Couche-Tard, Inc. (19,602) (1,083,694)
AltaGas Ltd. (14,176) (350,928)
ARC Resources Ltd. (42,485) (718,109)
BCE, Inc. (13,802) (479,848)
Brookfield Asset Management Ltd.,
Class A (42,485) (2,008,570)
Cameco Corp. (47,085) (2,249,371)
Canadian National Railway Co. (5,680) (665,120)
Canadian Pacific Kansas City Ltd. (28,896) (2,471,367)
Canadian Tire Corp. Ltd., Class A (3,164) (379,203)
INVESTMENTS SHARES VALUE ($)
Canada - (4.1)% (continued)
Capital Power Corp. (15,939) (579,482)
Capstone Copper Corp. (61,663) (481,924)
CGI, Inc. (2,770) (318,731)
Element Fleet Management Corp. (31,140) (662,196)
Emera, Inc. (8,966) (353,283)
Fortis, Inc. (9,638) (437,913)
MEG Energy Corp. (30,483) (572,718)
National Bank of Canada (1,678) (158,488)
Northland Power, Inc. (21,351) (368,309)
Pembina Pipeline Corp. (18,157) (748,459)
RB Global, Inc. (30,004) (2,414,829)
Restaurant Brands International,
Inc. (71,474) (5,157,417)
Rogers Communications, Inc.,
Class B (31,732) (1,275,896)
Sun Life Financial, Inc. (8,460) (490,729)
Teck Resources Ltd., Class B (7,727) (403,590)
Thomson Reuters Corp. (2,828) (482,377)
TMX Group Ltd. (78,455) (2,459,024)
WSP Global, Inc. (3,061) (543,826)
(28,634,984)
Chile - ( 1 .1 ) %
Antofagasta plc (2) (169,291) (4,563,215)
Lundin Mining Corp. (273,106) (2,861,409)
(7,424,624)
Denmark - ( 2 .2 ) %
Ambu A/S, Class B (2) (25,838) (506,331)
Coloplast A/S, Class B (2) (26,994) (3,518,547)
DSV A/S (2) (17,139) (3,527,379)
Novo Nordisk A/S, Class B (2) (36,286) (4,303,937)
Novonesis (Novozymes), Class
B (2) (31,376) (2,258,929)
Orsted A/S (2)(b) (7,756) (513,699)
Pandora A/S (2) (887) (146,194)
ROCKWOOL A/S, Class B (2) (623) (292,471)
Tryg A/S (2) (6,682) (158,462)
(15,225,949)
Finland - ( 0 .9 ) %
Kesko OYJ, Class B (2) (74,965) (1,599,346)
Metso OYJ (2) (146,979) (1,571,561)
Neste OYJ (2) (44,901) (872,340)
Stora Enso OYJ, Class R (2) (189,051) (2,418,734)
(6,461,981)
France - ( 6 .6 ) %
Aeroports de Paris SA (2) (10,498) (1,348,231)
Air France-KLM (2) (24,972) (250,093)
Air Liquide SA (2) (10,568) (2,040,789)
Airbus SE (2) (26,806) (3,923,228)
Alten SA (2) (3,561) (398,097)
AXA SA (2) (10,983) (422,811)
BioMerieux (2) (6,269) (751,335)
Bollore SE (2) (120,877) (806,866)
Bureau Veritas SA (2) (6,739) (223,577)
Capgemini SE (2) (25,351) (5,473,297)
Cie de Saint-Gobain SA (2) (9,345) (852,288)
Dassault Systemes SE (2) (26,119) (1,037,467)

AQR Funds | N-PORT Part F | September 2024
See notes to Schedule of Investments.
AQR EQUITY MARKET NEUTRAL FUND
Schedule of Investments
September 30, 2024 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
France - (6.6)% (continued)
Edenred SE (2) (126,114) (4,776,646)
EssilorLuxottica SA (2) (26,289) (6,228,507)
Getlink SE (2) (33,113) (590,626)
Hermes International SCA (2) (807) (1,987,122)
Kering SA (2) (6,281) (1,808,001)
La Francaise des Jeux SAEM (2)
(b) (3,708) (152,583)
L'Oreal SA (2) (3,288) (1,474,789)
Pernod Ricard SA (2) (25,307) (3,828,757)
Publicis Groupe SA (2) (10,941) (1,197,343)
Remy Cointreau SA (2) (3,248) (253,015)
Rexel SA (2) (11,477) (332,680)
Sartorius Stedim Biotech (2) (10,503) (2,199,106)
SOITEC (2) (3,340) (334,530)
Teleperformance SE (2) (10,948) (1,132,575)
Thales SA (2) (6,995) (1,111,725)
Ubisoft Entertainment SA (2) (155,309) (1,743,731)
(46,679,815)
Germany - ( 3 .8 ) %
Aurubis AG (2) (26,311) (1,930,439)
Bechtle AG (2) (7,049) (315,317)
Beiersdorf AG (2) (12,159) (1,830,171)
Brenntag SE (2) (13,391) (999,538)
Carl Zeiss Meditec AG (2) (11,572) (918,056)
CTS Eventim AG & Co. KGaA (2) (24,958) (2,598,768)
Deutsche Lufthansa AG
(Registered) (2) (70,187) (514,077)
Deutsche Post AG (2) (48,303) (2,154,637)
HUGO BOSS AG (2) (21,108) (966,653)
Infineon Technologies AG (2) (182,999) (6,424,715)
LANXESS AG (2) (7,142) (226,087)
Merck KGaA (2) (2,271) (400,902)
MTU Aero Engines AG (2) (2,966) (926,958)
Nemetschek SE (2) (4,746) (493,299)
Puma SE (2) (26,437) (1,105,491)
Rational AG (2) (589) (601,339)
Siemens Energy AG (2) (302) (11,150)
Siemens Healthineers AG (2)(b) (43,623) (2,620,028)
Symrise AG, Class A (2) (1,273) (176,170)
Wacker Chemie AG (2) (13,550) (1,340,206)
(26,554,001)
Ireland - ( 0 .5 ) %
Accenture plc, Class A (10,755) (3,801,677)
Italy - ( 3 .0 ) %
Amplifon SpA (2) (23,597) (679,136)
BPER Banca SpA (2) (590,863) (3,329,060)
Coca-Cola HBC AG (2) (18,735) (667,945)
Davide Campari-Milano NV (2) (91,777) (777,954)
DiaSorin SpA (2) (3,560) (416,258)
Ferrari NV (2) (4,809) (2,253,504)
FinecoBank Banca Fineco SpA (2) (40,813) (700,431)
Generali (2) (82,979) (2,401,635)
Infrastrutture Wireless Italiane SpA
(2)(b) (136,161) (1,674,703)
Interpump Group SpA (2) (15,545) (726,192)
Leonardo SpA (2) (11,520) (257,833)
INVESTMENTS SHARES VALUE ($)
Italy - (3.0)% (continued)
Mediobanca Banca di Credito
Finanziario SpA (2) (135,222) (2,310,456)
Moncler SpA (2) (41,491) (2,637,860)
Snam SpA (2) (85,517) (435,602)
Telecom Italia SpA (2) (4,593,368) (1,277,094)
Terna - Rete Elettrica Nazionale (2) (57,252) (515,660)
(21,061,323)
Japan - ( 31 .4 ) %
Advantest Corp. (2) (36,400) (1,711,938)
Aeon Co. Ltd. (2) (21,000) (570,366)
Air Water, Inc. (2) (16,800) (235,804)
Aisin Corp. (2) (15,900) (176,675)
Ajinomoto Co., Inc. (2) (112,300) (4,346,225)
Allegro MicroSystems, Inc. (76,964) (1,793,261)
Asahi Intecc Co. Ltd. (2) (8,500) (149,543)
Astellas Pharma, Inc. (2) (91,700) (1,059,811)
Azbil Corp. (2) (87,600) (711,999)
Bridgestone Corp. (2) (70,100) (2,707,115)
Chiba Bank Ltd. (The) (2) (141,700) (1,151,784)
Concordia Financial Group Ltd. (2) (129,600) (723,422)
Dai Nippon Printing Co. Ltd. (2) (34,200) (610,650)
Daifuku Co. Ltd. (2) (32,000) (619,450)
Daikin Industries Ltd. (2) (16,500) (2,315,957)
Daiwa Securities Group, Inc. (2) (483,300) (3,427,885)
Denso Corp. (2) (139,100) (2,090,868)
Dentsu Group, Inc. (2) (103,900) (3,202,398)
East Japan Railway Co. (2) (65,800) (1,305,866)
Eisai Co. Ltd. (2) (45,300) (1,688,555)
FANUC Corp. (2) (35,800) (1,051,461)
Fast Retailing Co. Ltd. (2) (600) (199,078)
Fuji Electric Co. Ltd. (2) (34,900) (2,114,704)
FUJIFILM Holdings Corp. (2) (17,700) (458,199)
Hakuhodo DY Holdings, Inc. (2) (92,800) (760,429)
Hamamatsu Photonics KK (2) (393,000) (5,127,945)
Haseko Corp. (2) (21,900) (287,251)
Hoshizaki Corp. (2) (33,100) (1,152,735)
Ibiden Co. Ltd. (2) (34,600) (1,069,380)
Idemitsu Kosan Co. Ltd. (2) (192,100) (1,392,984)
Isetan Mitsukoshi Holdings Ltd. (2) (99,500) (1,561,998)
Isuzu Motors Ltd. (2) (59,600) (812,656)
ITOCHU Corp. (2) (37,800) (2,037,235)
Japan Airport Terminal Co. Ltd. (2) (19,500) (703,689)
Japan Tobacco, Inc. (2) (54,200) (1,580,404)
Kajima Corp. (2) (14,800) (277,399)
Kawasaki Heavy Industries Ltd. (2) (31,000) (1,270,663)
Keisei Electric Railway Co. Ltd. (2) (132,300) (3,944,247)
Kikkoman Corp. (2) (176,000) (2,002,271)
Kinden Corp. (2) (23,100) (511,327)
Kintetsu Group Holdings Co. Ltd.
(2) (54,100) (1,347,340)
Kobayashi Pharmaceutical Co.
Ltd. (2) (51,900) (2,064,180)
Koito Manufacturing Co. Ltd. (2) (50,800) (706,777)
Kubota Corp. (2) (379,500) (5,418,666)
Kyocera Corp. (2) (138,500) (1,618,678)
Kyoto Financial Group, Inc. (2) (100,700) (1,561,626)
Lasertec Corp. (2) (2,300) (383,471)
M3, Inc. (2) (83,000) (831,160)
Marubeni Corp. (2) (53,100) (877,310)

Schedule of Investments
September 30, 2024 (Unaudited)
AQR EQUITY MARKET NEUTRAL FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | September 2024

(Continued)
INVESTMENTS SHARES VALUE ($)
Japan - (31.4)% (continued)
Marui Group Co. Ltd. (2) (57,500) (961,632)
MatsukiyoCocokara & Co. (2) (67,900) (1,118,676)
MINEBEA MITSUMI, Inc. (2) (54,100) (1,069,365)
Mitsubishi Chemical Group Corp.
(2) (24,800) (159,524)
Mitsubishi Corp. (2) (338,500) (7,033,980)
Mitsubishi Electric Corp. (2) (59,500) (965,146)
Mitsubishi HC Capital, Inc. (2) (128,000) (909,072)
Mitsubishi Heavy Industries Ltd. (2) (296,600) (4,432,390)
Mitsubishi Motors Corp. (2) (363,500) (988,982)
Mitsui & Co. Ltd. (2) (219,200) (4,902,197)
Mitsui Chemicals, Inc. (2) (62,900) (1,680,189)
Mizuho Financial Group, Inc. (2) (53,070) (1,097,001)
Nexon Co. Ltd. (2) (198,800) (3,950,534)
NIDEC Corp. (2) (68,200) (1,435,821)
Nikon Corp. (2) (145,600) (1,507,995)
Nippon Paint Holdings Co. Ltd. (2) (354,700) (2,701,370)
Nippon Sanso Holdings Corp. (2) (100,700) (3,695,988)
Nippon Telegraph & Telephone
Corp. (2) (2,139,800) (2,193,692)
Nissan Chemical Corp. (2) (107,400) (3,855,480)
Nissan Motor Co. Ltd. (2) (672,500) (1,910,327)
Nissin Foods Holdings Co. Ltd. (2) (59,200) (1,654,301)
Nitori Holdings Co. Ltd. (2) (22,000) (3,275,414)
Nitto Denko Corp. (2) (14,000) (235,596)
NOF Corp. (2) (16,200) (279,801)
Nomura Research Institute Ltd. (2) (24,200) (898,103)
NTT Data Group Corp. (2) (124,200) (2,235,314)
Obayashi Corp. (2) (170,100) (2,167,695)
Odakyu Electric Railway Co. Ltd.
(2) (12,900) (143,884)
Omron Corp. (2) (33,400) (1,527,038)
Ono Pharmaceutical Co. Ltd. (2) (137,500) (1,845,708)
Open House Group Co. Ltd. (2) (51,000) (1,929,110)
Oriental Land Co. Ltd. (2) (154,400) (3,993,926)
Otsuka Holdings Co. Ltd. (2) (53,600) (3,044,433)
Pan Pacific International Holdings
Corp. (2) (8,600) (223,461)
Rakuten Group, Inc. (2) (374,200) (2,414,492)
Renesas Electronics Corp. (2) (226,300) (3,284,217)
Resona Holdings, Inc. (2) (168,500) (1,180,696)
Rohm Co. Ltd. (2) (110,300) (1,242,604)
Secom Co. Ltd. (2) (25,000) (924,727)
Sega Sammy Holdings, Inc. (2) (7,800) (156,271)
Seibu Holdings, Inc. (2) (161,700) (3,597,222)
Seiko Epson Corp. (2) (40,700) (752,896)
Sekisui House Ltd. (2) (6,600) (183,254)
Seven & i Holdings Co. Ltd. (2) (116,200) (1,749,699)
SG Holdings Co. Ltd. (2) (118,400) (1,269,883)
Sharp Corp. (2) (268,300) (1,784,367)
Shimadzu Corp. (2) (123,500) (4,130,650)
Shin-Etsu Chemical Co. Ltd. (2) (52,800) (2,206,533)
Shinko Electric Industries Co. Ltd.
(2) (36,600) (1,399,723)
Shiseido Co. Ltd. (2) (21,200) (576,570)
Shizuoka Financial Group, Inc. (2) (32,000) (279,113)
SMC Corp. (2) (8,500) (3,801,375)
SoftBank Corp. (2) (1,009,000) (1,317,341)
Subaru Corp. (2) (40,500) (716,491)
SUMCO Corp. (2) (206,500) (2,233,492)
INVESTMENTS SHARES VALUE ($)
Japan - (31.4)% (continued)
Sumitomo Forestry Co. Ltd. (2) (36,800) (1,811,471)
Sumitomo Heavy Industries Ltd. (2) (27,700) (670,255)
Sumitomo Metal Mining Co. Ltd.
(2) (107,900) (3,238,119)
Sumitomo Mitsui Trust Holdings,
Inc. (2) (68,300) (1,634,756)
Suzuki Motor Corp. (2) (290,400) (3,269,872)
Sysmex Corp. (2) (89,900) (1,779,458)
T&D Holdings, Inc. (2) (58,600) (1,033,165)
Taisei Corp. (2) (47,800) (2,099,023)
Terumo Corp. (2) (250,000) (4,736,122)
TIS, Inc. (2) (6,400) (163,371)
Toei Animation Co. Ltd. (2) (28,200) (596,097)
Tokyo Gas Co. Ltd. (2) (10,200) (237,590)
Tokyu Corp. (2) (51,400) (665,626)
Toyota Industries Corp. (2) (39,600) (3,070,685)
Toyota Motor Corp. (2) (214,500) (3,855,426)
Unicharm Corp. (2) (90,800) (3,271,143)
Yakult Honsha Co. Ltd. (2) (91,900) (2,128,292)
Yamaha Motor Co. Ltd. (2) (383,400) (3,452,942)
Yamazaki Baking Co. Ltd. (2) (23,900) (473,565)
Yaskawa Electric Corp. (2) (71,700) (2,509,961)
ZOZO, Inc. (2) (82,300) (2,989,927)
(222,636,462)
Jordan - ( 0 .1 ) %
Hikma Pharmaceuticals plc (2) (33,302) (852,187)
Luxembourg - ( 0 .2 ) %
ArcelorMittal SA (2) (18,005) (471,454)
Eurofins Scientific SE (2) (19,249) (1,220,410)
(1,691,864)
Netherlands - ( 2 .6 ) %
Adyen NV (2)(b) (288) (450,899)
ASML Holding NV (2) (2,188) (1,820,111)
ASR Nederland NV (2) (72,005) (3,529,857)
BE Semiconductor Industries NV
(2) (11,703) (1,492,608)
Heineken NV (2) (17,170) (1,524,185)
IMCD NV (2) (9,746) (1,693,026)
OCI NV (2) (31,242) (890,695)
Randstad NV (2) (15,072) (748,870)
Universal Music Group NV (2) (224,456) (5,872,043)
(18,022,294)
Norway - ( 0 .7 ) %
Gjensidige Forsikring ASA (28,178) (527,088)
Mowi ASA (2) (101,802) (1,828,706)
Salmar ASA (31,695) (1,662,396)
Schibsted ASA, Class A (20,517) (662,193)
(4,680,383)
Poland - ( 0 .2 ) %
InPost SA (2) (63,097) (1,191,280)
Singapore - ( 1 .3 ) %
CapitaLand Investment Ltd. (2) (957,800) (2,315,742)
DBS Group Holdings Ltd. (2) (82,379) (2,439,598)
Keppel Ltd. (2) (530,100) (2,722,947)

AQR Funds | N-PORT Part F | September 2024
See notes to Schedule of Investments.
AQR EQUITY MARKET NEUTRAL FUND
Schedule of Investments
September 30, 2024 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
Singapore - (1.3)% (continued)
Oversea-Chinese Banking Corp.
Ltd. (2) (35,500) (415,562)
Seatrium Ltd. (2) (708,575) (981,525)
(8,875,374)
South Africa - ( 0 .3 ) %
Anglo American plc (2) (72,731) (2,364,173)
Spain - ( 1 .9 ) %
Acciona SA (2) (9,977) (1,415,504)
Amadeus IT Group SA (2) (57,977) (4,198,841)
Banco Bilbao Vizcaya Argentaria
SA (2) (120,229) (1,298,746)
Bankinter SA (2) (178,830) (1,578,701)
Cellnex Telecom SA (2)(b) (12,255) (496,852)
Fluidra SA (2) (9,634) (252,553)
Grifols SA (2) (14,008) (159,199)
Iberdrola SA (2) (33,453) (517,155)
Redeia Corp. SA (2) (188,094) (3,656,752)
(13,574,303)
Sweden - ( 3 .8 ) %
Assa Abloy AB, Class B (2) (57,662) (1,942,628)
Atlas Copco AB, Class A (2) (63,928) (1,238,951)
Axfood AB (2) (53,012) (1,494,107)
Beijer Ref AB, Class B (2) (75,226) (1,238,496)
Epiroc AB, Class A (2) (194,775) (4,218,723)
EQT AB (2) (110,001) (3,776,108)
Hexagon AB, Class B (2) (66,916) (720,757)
Holmen AB, Class B (2) (35,868) (1,552,922)
Husqvarna AB, Class B (2) (82,048) (574,722)
Lifco AB, Class B (2) (47,148) (1,552,758)
Nibe Industrier AB, Class B (2) (120,264) (659,128)
Saab AB, Class B (2) (114,325) (2,436,325)
Sandvik AB (2) (17,905) (400,663)
Securitas AB, Class B (2) (149,081) (1,892,562)
Skanska AB, Class B (2) (104,741) (2,183,355)
Svenska Cellulosa AB SCA, Class
B (2) (73,033) (1,064,767)
Swedish Orphan Biovitrum AB (4,829) (155,485)
(27,102,457)
Switzerland - ( 6 .2 ) %
Avolta AG (2) (30,843) (1,305,448)
Bachem Holding AG, Class B (2) (8,449) (712,263)
Baloise Holding AG (Registered)
(2) (1,254) (256,435)
Barry Callebaut AG (Registered)
(2) (2,556) (4,732,277)
BKW AG (2) (3,578) (648,829)
Chocoladefabriken Lindt &
Spruengli AG (2) (162) (2,089,788)
Cie Financiere Richemont SA
(Registered) (2) (22,805) (3,621,531)
Clariant AG (Registered) (2) (33,277) (504,350)
EMS-Chemie Holding AG
(Registered) (2) (1,010) (848,634)
Galenica AG (2)(b) (14,158) (1,247,403)
Georg Fischer AG (Registered) (2) (15,234) (1,153,086)
Helvetia Holding AG (Registered)
(2) (13,342) (2,307,238)
INVESTMENTS SHARES VALUE ($)
Switzerland - (6.2)% (continued)
Partners Group Holding AG (2) (2,339) (3,526,456)
Schindler Holding AG (2) (11,616) (3,409,345)
SIG Group AG (2) (217,051) (4,839,131)
Sika AG (Registered) (2) (2,973) (985,447)
Straumann Holding AG
(Registered) (2) (10,047) (1,643,441)
Swatch Group AG (The) (2) (11,078) (2,375,419)
Swiss Life Holding AG (Registered)
(2) (1,095) (916,251)
Swisscom AG (Registered) (2) (856) (559,404)
Tecan Group AG (Registered) (2) (5,852) (1,923,086)
UBS Group AG (Registered) (2) (92,897) (2,874,609)
VAT Group AG (2)(b) (2,136) (1,092,348)
(43,572,219)
United Kingdom - ( 8 .4 ) %
Admiral Group plc (2) (4,663) (173,813)
Ashtead Group plc (2) (36,840) (2,854,393)
AstraZeneca plc (2) (18,582) (2,894,824)
BAE Systems plc (2) (197,286) (3,275,357)
Barratt Developments plc (2) (406,825) (2,610,030)
Berkeley Group Holdings plc (2) (46,775) (2,958,585)
Bunzl plc (2) (7,445) (352,588)
Croda International plc (2) (29,408) (1,661,617)
Diageo plc (2) (82,218) (2,871,867)
Entain plc (2) (132,687) (1,355,683)
Flutter Entertainment plc (2) (4,710) (1,107,564)
Halma plc (2) (4,744) (165,876)
Harbour Energy plc (2) (85,947) (306,546)
Hargreaves Lansdown plc (2) (128,468) (1,914,588)
Hays plc (2) (402,549) (499,707)
Informa plc (2) (130,636) (1,436,673)
JD Sports Fashion plc (2) (1,917,419) (3,953,607)
Legal & General Group plc (2) (509,374) (1,543,804)
Melrose Industries plc (2) (121,750) (744,083)
National Grid plc (2) (96,354) (1,331,902)
Next plc (2) (5,828) (763,448)
Reckitt Benckiser Group plc (2) (16,757) (1,025,263)
Rentokil Initial plc (2) (85,995) (420,504)
RS GROUP plc (2) (83,972) (912,685)
Sage Group plc (The) (2) (109,503) (1,504,159)
Severn Trent plc (2) (45,729) (1,618,967)
Smith & Nephew plc (2) (106,549) (1,653,739)
Spectris plc (2) (12,921) (472,208)
Spirax Group plc (2) (15,889) (1,601,690)
SSE plc (2) (142,923) (3,602,289)
Taylor Wimpey plc (2) (1,235,367) (2,717,416)
Unilever plc (2) (52,135) (3,380,084)
United Utilities Group plc (2) (93,743) (1,314,307)
Wise plc, Class A (2) (217,500) (1,955,683)
WPP plc (2) (206,207) (2,112,268)
(59,067,817)
United States - ( 116 .5 ) %
A O Smith Corp. (5,475) (491,819)
AAON, Inc. (33,781) (3,642,943)
AbbVie, Inc. (26,638) (5,260,472)
Acadia Healthcare Co., Inc. (9,386) (595,166)
Advance Auto Parts, Inc. (39,772) (1,550,710)
Advanced Micro Devices, Inc. (12,247) (2,009,488)

Schedule of Investments
September 30, 2024 (Unaudited)
AQR EQUITY MARKET NEUTRAL FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | September 2024

(Continued)
INVESTMENTS SHARES VALUE ($)
United States - (116.5)% (continued)
Affirm Holdings, Inc., Class A (37,127) (1,515,524)
Aflac, Inc. (7,415) (828,997)
Agilent Technologies, Inc. (8,356) (1,240,699)
Air Lease Corp., Class A (36,837) (1,668,348)
Air Products and Chemicals, Inc. (7,604) (2,264,015)
Albemarle Corp. (20,441) (1,935,967)
Alcoa Corp. (4,787) (184,682)
Alexandria Real Estate Equities,
Inc., REIT (1,256) (149,150)
ALLETE, Inc. (3,245) (208,297)
Alliant Energy Corp. (24,868) (1,509,239)
Alphabet, Inc., Class A (46,650) (7,736,904)
Altair Engineering, Inc., Class A (39,761) (3,797,573)
American Electric Power Co., Inc. (46,654) (4,786,700)
American Financial Group, Inc. (4,938) (664,655)
American Homes 4 Rent, Class
A, REIT (18,321) (703,343)
American Water Works Co., Inc. (22,892) (3,347,726)
AMETEK, Inc. (8,603) (1,477,221)
Amgen, Inc. (6,075) (1,957,426)
Analog Devices, Inc. (2,192) (504,533)
Aon plc, Class A (9,863) (3,412,499)
APA Corp. (17,611) (430,765)
API Group Corp. (52,222) (1,724,370)
Apollo Global Management, Inc. (36,575) (4,568,583)
Apple, Inc. (11,612) (2,705,596)
AppLovin Corp., Class A (1,557) (203,266)
Arch Capital Group Ltd. (29,796) (3,333,576)
Arrowhead Pharmaceuticals, Inc. (105,411) (2,041,811)
Arthur J Gallagher & Co. (11,062) (3,112,515)
ASGN, Inc. (20,134) (1,877,093)
Aspen Technology, Inc. (12,349) (2,949,188)
Associated Banc-Corp. (81,375) (1,752,818)
Autodesk, Inc. (3,966) (1,092,554)
Automatic Data Processing, Inc. (19,503) (5,397,065)
AutoZone, Inc. (874) (2,753,135)
Avantor, Inc. (62,994) (1,629,655)
Avery Dennison Corp. (14,400) (3,178,944)
Axon Enterprise, Inc. (3,141) (1,255,144)
Azenta, Inc. (43,221) (2,093,625)
Bath & Body Works, Inc. (53,748) (1,715,636)
Baxter International, Inc. (9,517) (361,360)
Belden, Inc. (12,571) (1,472,441)
Bentley Systems, Inc., Class B (33,675) (1,711,027)
Biogen, Inc. (4,724) (915,700)
Bio-Rad Laboratories, Inc., Class A (9,898) (3,311,673)
Bio-Techne Corp. (15,243) (1,218,373)
BJ's Wholesale Club Holdings, Inc. (22,663) (1,869,244)
Blackbaud, Inc. (3,204) (271,315)
Blackstone, Inc. (9,437) (1,445,088)
Block, Inc., Class A (9,626) (646,193)
Blue Owl Capital, Inc., Class A (249,673) (4,833,669)
Boeing Co. (The) (25,343) (3,853,150)
Boston Scientific Corp. (18,285) (1,532,283)
Brighthouse Financial, Inc. (9,430) (424,633)
Brookfield Renewable Corp., Class
A (33,497) (1,093,739)
Brown & Brown, Inc. (30,999) (3,211,496)
Brown-Forman Corp., Class B (48,829) (2,402,387)
BRP, Inc. (47,197) (2,808,892)
INVESTMENTS SHARES VALUE ($)
United States - (116.5)% (continued)
Brunswick Corp. (44,445) (3,725,380)
Bunge Global SA (7,947) (767,998)
BWX Technologies, Inc. (5,180) (563,066)
Cabot Corp. (3,500) (391,195)
Cadence Design Systems, Inc. (8,093) (2,193,446)
Caesars Entertainment, Inc. (14,705) (613,787)
Campbell Soup Co. (28,792) (1,408,505)
Capital One Financial Corp. (6,343) (949,737)
Carrier Global Corp. (23,045) (1,854,892)
Casey's General Stores, Inc. (8,954) (3,364,107)
Caterpillar, Inc. (1,539) (601,934)
Cboe Global Markets, Inc. (1,229) (251,785)
CCC Intelligent Solutions Holdings,
Inc. (28,665) (316,748)
CDW Corp. (10,048) (2,273,862)
Celanese Corp., Class A (40,340) (5,484,626)
Celsius Holdings, Inc. (16,599) (520,545)
Cencora, Inc. (6,581) (1,481,251)
Certara, Inc. (72,993) (854,748)
CF Industries Holdings, Inc. (17,090) (1,466,322)
Charles River Laboratories
International, Inc. (2,825) (556,440)
Charles Schwab Corp. (The) (36,115) (2,340,613)
Chart Industries, Inc. (9,735) (1,208,503)
Charter Communications, Inc.,
Class A (460) (149,077)
Chemed Corp. (1,313) (789,074)
Chemours Co. (The) (77,624) (1,577,320)
Chesapeake Energy Corp. (15,163) (1,247,157)
Chevron Corp. (16,344) (2,406,981)
Chord Energy Corp. (18,648) (2,428,529)
Church & Dwight Co., Inc. (27,640) (2,894,461)
Churchill Downs, Inc. (25,750) (3,481,658)
Cisco Systems, Inc. (51,377) (2,734,284)
Clarivate plc (218,406) (1,550,683)
Clearway Energy, Inc., Class C (65,129) (1,998,158)
CMS Energy Corp. (38,407) (2,712,686)
CNX Resources Corp. (19,157) (623,943)
Coca-Cola Co. (The) (19,970) (1,435,044)
Cognizant Technology Solutions
Corp., Class A (6,362) (491,019)
Columbia Sportswear Co. (29,551) (2,458,348)
Comerica, Inc. (5,069) (303,684)
Commercial Metals Co. (18,705) (1,028,027)
Conagra Brands, Inc. (77,195) (2,510,381)
Confluent, Inc., Class A (7,609) (155,071)
Constellation Brands, Inc., Class A (16,475) (4,245,443)
Copart, Inc. (56,198) (2,944,775)
Core & Main, Inc., Class A (43,407) (1,927,271)
Corpay, Inc. (1,471) (460,070)
Corteva, Inc. (16,249) (955,279)
CoStar Group, Inc. (22,978) (1,733,460)
Coty, Inc., Class A (234,790) (2,204,678)
Crane NXT Co. (24,598) (1,379,948)
Credit Acceptance Corp. (1,277) (566,247)
CRH plc (2) (6,473) (592,419)
Crocs, Inc. (15,915) (2,304,651)
CSL Ltd. (2) (13,306) (2,628,382)
CSX Corp. (50,812) (1,754,538)
Danaher Corp. (4,963) (1,379,813)

AQR Funds | N-PORT Part F | September 2024
See notes to Schedule of Investments.
AQR EQUITY MARKET NEUTRAL FUND
Schedule of Investments
September 30, 2024 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
United States - (116.5)% (continued)
Darden Restaurants, Inc. (6,959) (1,142,181)
Dayforce, Inc. (15,352) (940,310)
Deckers Outdoor Corp. (4,488) (715,612)
Deere & Co. (13,952) (5,822,588)
Dexcom, Inc. (13,987) (937,688)
Dollar General Corp. (15,371) (1,299,925)
Dollar Tree, Inc. (54,220) (3,812,750)
DoorDash, Inc., Class A (1,189) (169,706)
Dover Corp. (11,134) (2,134,833)
Doximity, Inc., Class A (14,765) (643,311)
DR Horton, Inc. (17,125) (3,266,936)
DraftKings, Inc., Class A (56,192) (2,202,726)
Dropbox, Inc., Class A (52,938) (1,346,213)
DTE Energy Co. (12,547) (1,611,160)
EastGroup Properties, Inc., REIT (3,960) (739,807)
Eastman Chemical Co. (12,085) (1,352,916)
Elanco Animal Health, Inc. (70,787) (1,039,861)
Elastic NV (10,831) (831,388)
Elevance Health, Inc. (2,385) (1,240,200)
elf Beauty, Inc. (24,582) (2,680,175)
Emerson Electric Co. (8,329) (910,943)
Enovis Corp. (13,029) (560,898)
Enphase Energy, Inc. (12,454) (1,407,551)
Envista Holdings Corp. (8,514) (168,237)
EOG Resources, Inc. (14,185) (1,743,762)
EQT Corp. (111,269) (4,076,896)
Equinix, Inc., REIT (2,225) (1,974,977)
Equitable Holdings, Inc. (12,606) (529,830)
Erie Indemnity Co., Class A (7,576) (4,089,676)
Esab Corp. (7,680) (816,461)
Exelon Corp. (9,487) (384,698)
ExlService Holdings, Inc. (17,506) (667,854)
Expedia Group, Inc. (9,187) (1,359,860)
Experian plc (2) (10,884) (573,256)
Extra Space Storage, Inc., REIT (19,412) (3,497,848)
FactSet Research Systems, Inc. (528) (242,801)
Fastenal Co. (35,413) (2,529,196)
Ferrovial SE (2) (79,788) (3,429,053)
Fifth Third Bancorp (46,596) (1,996,173)
First Citizens BancShares, Inc.,
Class A (132) (243,005)
First Solar, Inc. (1,072) (267,400)
Fiserv, Inc. (19,935) (3,581,323)
Five Below, Inc. (31,283) (2,763,853)
Five9, Inc. (66,317) (1,905,287)
Floor & Decor Holdings, Inc., Class
A (22,167) (2,752,476)
Fortrea Holdings, Inc. (50,470) (1,009,400)
Fox Corp., Class A (46,618) (1,973,340)
Frontier Communications Parent,
Inc. (134,961) (4,795,164)
FTI Consulting, Inc. (7,462) (1,698,053)
Gaming and Leisure Properties,
Inc., REIT (10,566) (543,621)
Gap, Inc. (The) (56,500) (1,245,825)
GATX Corp. (19,533) (2,587,146)
GE HealthCare Technologies, Inc. (38,243) (3,589,106)
Generac Holdings, Inc. (10,304) (1,637,100)
General Mills, Inc. (9,094) (671,592)
Gentex Corp. (97,811) (2,904,009)
INVESTMENTS SHARES VALUE ($)
United States - (116.5)% (continued)
Gilead Sciences, Inc. (1,891) (158,541)
GLOBALFOUNDRIES, Inc. (19,676) (791,959)
Globant SA (6,661) (1,319,811)
Globus Medical, Inc., Class A (2,243) (160,464)
Graco, Inc. (26,365) (2,307,201)
Graphic Packaging Holding Co. (66,109) (1,956,165)
Greif, Inc., Class A (2,555) (160,096)
Haemonetics Corp. (5,684) (456,880)
Haleon plc (2) (454,885) (2,380,186)
Healthcare Realty Trust, Inc., REIT (42,154) (765,095)
Helen of Troy Ltd. (23,812) (1,472,772)
Henry Schein, Inc. (34,246) (2,496,533)
Hershey Co. (The) (16,819) (3,225,548)
Hilton Grand Vacations, Inc. (59,030) (2,143,970)
Home Depot, Inc. (The) (10,507) (4,257,436)
Honeywell International, Inc. (3,565) (736,921)
Houlihan Lokey, Inc., Class A (25,331) (4,002,805)
Howard Hughes Holdings, Inc. (5,838) (452,036)
HP, Inc. (64,187) (2,302,388)
Hubbell, Inc., Class B (2,244) (961,217)
Humana, Inc. (5,256) (1,664,785)
Hyatt Hotels Corp., Class A (21,920) (3,336,224)
IAC, Inc. (39,593) (2,130,895)
IDACORP, Inc. (6,072) (625,962)
IDEX Corp. (3,846) (824,967)
Independence Realty Trust, Inc.,
REIT (14,031) (287,636)
Informatica, Inc., Class A (42,701) (1,079,481)
Ingersoll Rand, Inc. (50,402) (4,947,460)
Insperity, Inc. (9,721) (855,448)
Intel Corp. (7,616) (178,671)
Intercontinental Exchange, Inc. (9,512) (1,528,008)
International Business Machines
Corp. (21,303) (4,709,667)
International Paper Co. (45,635) (2,229,270)
Interpublic Group of Cos., Inc.
(The) (45,726) (1,446,313)
Intuit, Inc. (1,482) (920,322)
Intuitive Surgical, Inc. (7,863) (3,862,856)
Invitation Homes, Inc., REIT (6,811) (240,156)
Ionis Pharmaceuticals, Inc. (109,468) (4,385,288)
Iron Mountain, Inc., REIT (2,524) (299,927)
J M Smucker Co. (The) (15,368) (1,861,065)
Jabil, Inc. (2,059) (246,730)
Jack Henry & Associates, Inc. (9,157) (1,616,577)
Janus Henderson Group plc (22,843) (869,633)
Jefferies Financial Group, Inc. (24,925) (1,534,134)
Johnson Controls International plc (22,690) (1,760,971)
JPMorgan Chase & Co. (4,285) (903,535)
KB Home (31,266) (2,679,184)
Kenvue, Inc. (153,551) (3,551,635)
Keysight Technologies, Inc. (9,488) (1,507,928)
Kimberly-Clark Corp. (31,090) (4,423,485)
Kinsale Capital Group, Inc. (4,220) (1,964,705)
Kite Realty Group Trust, REIT (13,391) (355,665)
KKR & Co., Inc. (3,607) (471,002)
Knife River Corp. (6,071) (542,687)
Knight-Swift Transportation
Holdings, Inc., Class A (22,786) (1,229,305)
Lamb Weston Holdings, Inc. (26,407) (1,709,589)

Schedule of Investments
September 30, 2024 (Unaudited)
AQR EQUITY MARKET NEUTRAL FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | September 2024

(Continued)
INVESTMENTS SHARES VALUE ($)
United States - (116.5)% (continued)
Lancaster Colony Corp. (7,634) (1,347,935)
Landstar System, Inc. (3,061) (578,131)
Lattice Semiconductor Corp. (50,355) (2,672,340)
Liberty Broadband Corp., Class C (6,172) (477,034)
Lincoln Electric Holdings, Inc. (2,725) (523,255)
Linde plc (9,095) (4,337,042)
Lithia Motors, Inc., Class A (3,147) (999,613)
Live Nation Entertainment, Inc. (34,260) (3,751,127)
LKQ Corp. (22,453) (896,324)
Lowe's Cos., Inc. (10,782) (2,920,305)
LPL Financial Holdings, Inc. (3,635) (845,610)
MACOM Technology Solutions
Holdings, Inc. (36,002) (4,005,583)
Macy's, Inc. (134,796) (2,114,949)
Markel Group, Inc. (776) (1,217,218)
MarketAxess Holdings, Inc. (3,399) (870,824)
Marriott International, Inc., Class A (9,010) (2,239,886)
Marsh & McLennan Cos., Inc. (7,658) (1,708,423)
Martin Marietta Materials, Inc. (4,723) (2,542,155)
Masimo Corp. (10,499) (1,399,832)
Mastercard, Inc., Class A (5,093) (2,514,923)
Match Group, Inc. (70,782) (2,678,391)
Mattel, Inc. (38,726) (737,730)
McDonald's Corp. (15,044) (4,581,048)
Merck & Co., Inc. (11,142) (1,265,286)
Meta Platforms, Inc., Class A (2,283) (1,306,881)
MGM Resorts International (45,831) (1,791,534)
Microchip Technology, Inc. (17,155) (1,377,375)
Microsoft Corp. (17,503) (7,531,542)
MicroStrategy, Inc., Class A (14,757) (2,488,030)
Middleby Corp. (The) (15,781) (2,195,611)
Moderna, Inc. (37,963) (2,537,067)
Mondelez International, Inc., Class
A (39,688) (2,923,815)
MongoDB, Inc., Class A (2,698) (729,404)
Monster Beverage Corp. (149,939) (7,822,319)
Moody's Corp. (3,609) (1,712,795)
Morningstar, Inc. (4,060) (1,295,627)
MP Materials Corp. (182,221) (3,216,201)
MSA Safety, Inc. (7,734) (1,371,548)
Nasdaq, Inc. (47,886) (3,496,157)
nCino, Inc. (11,227) (354,661)
Neogen Corp. (181,573) (3,052,242)
New Fortress Energy, Inc. (188,064) (1,709,502)
New York Community Bancorp,
Inc. (19,195) (215,560)
NewMarket Corp. (289) (159,496)
NextEra Energy, Inc. (34,164) (2,887,883)
NEXTracker, Inc., Class A (37,197) (1,394,144)
NIKE, Inc., Class B (67,811) (5,994,492)
Nordson Corp. (12,415) (3,260,551)
Norwegian Cruise Line Holdings
Ltd. (78,698) (1,614,096)
Novanta, Inc. (7,349) (1,314,883)
NRG Energy, Inc. (21,096) (1,921,846)
Nucor Corp. (17,463) (2,625,387)
Occidental Petroleum Corp. (49,017) (2,526,336)
OGE Energy Corp. (13,113) (537,895)
Okta, Inc., Class A (22,061) (1,640,015)
Old National Bancorp (88,173) (1,645,308)
INVESTMENTS SHARES VALUE ($)
United States - (116.5)% (continued)
Omnicom Group, Inc. (1,544) (159,634)
ON Semiconductor Corp. (18,043) (1,310,102)
ONE Gas, Inc. (9,766) (726,786)
ONEOK, Inc. (45,100) (4,109,963)
Option Care Health, Inc. (70,451) (2,205,116)
O'Reilly Automotive, Inc. (3,650) (4,203,340)
Otis Worldwide Corp. (4,236) (440,290)
Paramount Global, Class B (148,534) (1,577,431)
Paychex, Inc. (29,021) (3,894,328)
Paycom Software, Inc. (13,259) (2,208,552)
Paycor HCM, Inc. (38,086) (540,440)
Paylocity Holding Corp. (7,908) (1,304,583)
Penn Entertainment, Inc. (117,429) (2,214,711)
Permian Resources Corp., Class A (144,427) (1,965,651)
Philip Morris International, Inc. (9,710) (1,178,794)
Phillips 66 (17,938) (2,357,950)
Pinnacle Financial Partners, Inc. (43,986) (4,309,308)
Planet Fitness, Inc., Class A (54,678) (4,440,947)
Plug Power, Inc. (408,914) (924,146)
PNC Financial Services Group,
Inc. (The) (2,210) (408,519)
Pool Corp. (2,619) (986,839)
PotlatchDeltic Corp., REIT (3,846) (173,262)
Premier, Inc., Class A (36,417) (728,340)
Primerica, Inc. (6,479) (1,717,907)
Principal Financial Group, Inc. (17,476) (1,501,188)
Procore Technologies, Inc. (11,027) (680,586)
Procter & Gamble Co. (The) (12,329) (2,135,383)
Progyny, Inc. (46,369) (777,144)
Prologis, Inc., REIT (5,460) (689,489)
PTC, Inc. (16,041) (2,897,967)
Public Service Enterprise Group,
Inc. (60,510) (5,398,097)
PulteGroup, Inc. (15,663) (2,248,110)
PVH Corp. (16,402) (1,653,814)
QUALCOMM, Inc. (2,204) (374,790)
Quanta Services, Inc. (13,634) (4,064,977)
QuantumScape Corp. (264,598) (1,521,439)
Range Resources Corp. (39,471) (1,214,128)
Raymond James Financial, Inc. (4,322) (529,272)
Rayonier, Inc., REIT (32,528) (1,046,751)
RBC Bearings, Inc. (1,691) (506,252)
Regal Rexnord Corp. (7,287) (1,208,768)
Regency Centers Corp., REIT (4,373) (315,862)
Regions Financial Corp. (136,184) (3,177,173)
Reliance, Inc. (12,586) (3,639,997)
RenaissanceRe Holdings Ltd. (8,867) (2,415,371)
Repligen Corp. (9,509) (1,415,129)
Republic Services, Inc., Class A (769) (154,446)
Revvity, Inc. (19,077) (2,437,087)
Rexford Industrial Realty, Inc.,
REIT (51,779) (2,605,001)
Rivian Automotive, Inc., Class A (46,977) (527,082)
RLI Corp. (7,109) (1,101,753)
Rockwell Automation, Inc. (6,744) (1,810,494)
Roivant Sciences Ltd. (174,981) (2,019,281)
Roku, Inc., Class A (5,155) (384,872)
Roper Technologies, Inc. (3,242) (1,803,978)
Royalty Pharma plc, Class A (37,456) (1,059,630)
RPM International, Inc. (25,822) (3,124,462)

AQR Funds | N-PORT Part F | September 2024
See notes to Schedule of Investments.
AQR EQUITY MARKET NEUTRAL FUND
Schedule of Investments
September 30, 2024 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
United States - (116.5)% (continued)
Ryan Specialty Holdings, Inc.,
Class A (11,161) (740,979)
S&P Global, Inc. (1,554) (802,827)
Saia, Inc. (7,929) (3,467,035)
Salesforce, Inc. (14,033) (3,840,972)
Sanofi SA (2) (1,370) (157,741)
Schneider National, Inc., Class B (65,748) (1,876,448)
SEI Investments Co. (18,210) (1,259,950)
Sempra (56,084) (4,690,305)
Service Corp. International (49,020) (3,869,149)
Shift4 Payments, Inc., Class A (26,201) (2,321,409)
Silgan Holdings, Inc. (8,043) (422,258)
Silicon Laboratories, Inc. (8,744) (1,010,544)
Simpson Manufacturing Co., Inc. (9,106) (1,741,705)
Sirius XM Holdings, Inc. (16,504) (390,320)
SiteOne Landscape Supply, Inc. (1,987) (299,858)
SoFi Technologies, Inc. (19,457) (152,932)
Southern Co. (The) (59,130) (5,332,343)
Southwest Airlines Co. (135,166) (4,004,969)
Southwest Gas Holdings, Inc. (37,328) (2,753,313)
Starbucks Corp. (29,485) (2,874,493)
Steel Dynamics, Inc. (4,073) (513,524)
Stellantis NV (2) (247,766) (3,431,074)
STERIS plc (2,670) (647,582)
Stifel Financial Corp. (2,496) (234,374)
Stryker Corp. (15,917) (5,750,175)
Sun Communities, Inc., REIT (1,069) (144,475)
Super Micro Computer, Inc. (3,287) (1,368,707)
Swiss Re AG (2) (6,602) (913,581)
Synaptics, Inc. (8,268) (641,431)
Synopsys, Inc. (4,773) (2,416,999)
Sysco Corp. (51,923) (4,053,109)
Take-Two Interactive Software, Inc. (39,256) (6,034,041)
TEGNA, Inc. (83,071) (1,310,860)
Teledyne Technologies, Inc. (4,084) (1,787,403)
Tempur Sealy International, Inc. (88,402) (4,826,749)
Tetra Tech, Inc. (16,905) (797,240)
Texas Instruments, Inc. (7,409) (1,530,477)
Thermo Fisher Scientific, Inc. (735) (454,649)
Thor Industries, Inc. (3,379) (371,318)
Timken Co. (The) (4,961) (418,163)
TJX Cos., Inc. (The) (20,601) (2,421,442)
Toast, Inc., Class A (99,789) (2,825,027)
TopBuild Corp. (1,376) (559,771)
Toro Co. (The) (14,453) (1,253,509)
TPG, Inc. (88,539) (5,096,305)
Tractor Supply Co. (7,822) (2,275,654)
Tradeweb Markets, Inc., Class A (5,572) (689,089)
Trex Co., Inc. (30,919) (2,058,587)
Trump Media & Technology Group
Corp. (19,298) (310,119)
TXNM Energy, Inc. (26,067) (1,140,953)
Tyson Foods, Inc., Class A (3,172) (188,924)
Uber Technologies, Inc. (60,695) (4,561,836)
U-Haul Holding Co. (573) (44,396)
Ulta Beauty, Inc. (5,906) (2,298,143)
Under Armour, Inc., Class A (21,573) (192,215)
United Bankshares, Inc. (12,321) (457,109)
United Rentals, Inc. (4,760) (3,854,315)
UnitedHealth Group, Inc. (8,039) (4,700,243)
INVESTMENTS SHARES VALUE ($)
United States - (116.5)% (continued)
Unity Software, Inc. (114,029) (2,579,336)
US Bancorp (37,619) (1,720,317)
Valmont Industries, Inc. (1,240) (359,538)
Valvoline, Inc. (54,953) (2,299,783)
Veralto Corp. (2,860) (319,920)
Verizon Communications, Inc. (100,132) (4,496,928)
Vertex Pharmaceuticals, Inc. (4,292) (1,996,123)
VF Corp. (125,546) (2,504,643)
Viatris, Inc. (120,903) (1,403,684)
Viking Therapeutics, Inc. (9,963) (630,758)
Virtu Financial, Inc., Class A (12,219) (372,191)
Visa, Inc., Class A (4,582) (1,259,821)
Vishay Intertechnology, Inc. (55,085) (1,041,657)
Visteon Corp. (4,904) (467,057)
Vontier Corp. (13,467) (454,377)
Walgreens Boots Alliance, Inc. (239,138) (2,142,676)
Warner Bros Discovery, Inc. (87,156) (719,037)
Warner Music Group Corp., Class
A (54,919) (1,718,965)
Waste Connections, Inc. (5,830) (1,042,521)
Waste Management, Inc. (25,522) (5,298,367)
Waters Corp. (770) (277,115)
Watsco, Inc. (6,136) (3,018,176)
Watts Water Technologies, Inc.,
Class A (838) (173,625)
Wayfair, Inc., Class A (36,104) (2,028,323)
Webster Financial Corp. (29,191) (1,360,593)
West Pharmaceutical Services,
Inc. (8,298) (2,490,728)
Westlake Corp. (1,960) (294,568)
Weyerhaeuser Co., REIT (65,652) (2,222,977)
White Mountains Insurance Group
Ltd. (150) (254,430)
Williams Cos., Inc. (The) (21,005) (958,878)
Williams-Sonoma, Inc. (15,873) (2,459,045)
Willis Towers Watson plc (2,308) (679,775)
WillScot Holdings Corp. (22,979) (864,010)
Wolfspeed, Inc. (352,712) (3,421,306)
WW Grainger, Inc. (2,409) (2,502,493)
Wyndham Hotels & Resorts, Inc. (43,245) (3,379,164)
XPO, Inc. (16,451) (1,768,647)
Xylem, Inc. (7,102) (958,983)
YETI Holdings, Inc. (70,857) (2,907,263)
Yum! Brands, Inc. (37,797) (5,280,619)
ZoomInfo Technologies, Inc., Class
A (71,353) (736,363)
(824,081,070)
Zambia - ( 0 .1 ) %
First Quantum Minerals Ltd. (59,434) (810,354)
TOTAL COMMON STOCKS
(Proceeds $(1,415,270,917)) (1,440,891,838)

Schedule of Investments
September 30, 2024 (Unaudited)
AQR EQUITY MARKET NEUTRAL FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | September 2024

(Continued)
* Non-income producing security.
† Represents less than 0.05% of net assets.
‡ Includes appreciation/(depreciation) on forward foreign currency exchange and swap contracts.
(a) All or a portion of this security is segregated in connection with obligations for securities sold short. Total value of all such securities at September
30, 2024 amounted to $1,484,931,794, which is inclusive of rehypothecated amounts disclosed below. In addition, $77,010,021 of cash collateral was also pledged.
(b) Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of
Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at September 30, 2024 amounted to $19,037,417, which represents
2.69% of net assets of the Fund.
(c) All or a portion of this security has been rehypothecated in connection with the Fund's Master Securities Loan Agreement with State Street Bank and Trust Company. Total value of all such securities at September 30, 2024 amounted to $211,856,712.
(d) Represents 7-day effective yield as of September 30, 2024.
(e) All or a portion of the security pledged as collateral for forward foreign currency exchange and swap contracts.
(f) For the period ended September 30, 2024, transactions with and earnings from issuers considered to be an affiliated issuer were as follows:
(g) The rate shown was the effective yield at the date of purchase.
(h) All or a portion of the security pledged as collateral for swap contracts.
INVESTMENTS SHARES VALUE ($)
PREFERRED STOCKS - (1.1)%
Germany - ( 1 .1 ) %
Dr Ing hc F Porsche AG
(Preference) (2)(b) (53,372) (4,265,170)
Sartorius AG (Preference) (2) (5,503) (1,547,332)
Volkswagen AG (Preference) (2) (15,549) (1,651,499)
TOTAL PREFERRED STOCKS
(Proceeds $(8,145,500)) (7,464,001)
TOTAL SHORT POSITIONS
(Proceeds $(1,423,416,417)) (1,448,355,839)
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 90.4%
(Cost $518,931,549) 638,602,636
OTHER ASSETS IN EXCESS OF
LIABILITIES - 9.6% ‡ 68,068,553
NET ASSETS - 100.0% 706,671,189
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ 4,279,028 0 .6%
Consumer Discretionary (20,279,039) ( 2 .8 )
Consumer Staples (32,391,117) ( 4 .6 )
Energy 1,806,256 0 .3
Financials 96,989,655 13 .7
Health Care (163,945) 0.0 †
Industrials 12,774,046 1 .8
Information Technology 18,421,216 2 .6
Materials (12,630,713) ( 1 .8 )
Real Estate (1,311,499) ( 0 .2 )
Utilities (5,570,262) ( 0 .8 )
Investment Companies 284,424,329 40 .2
U.S. Treasury Obligations 292,254,681 41 .4
Total Investments In Securities
At Value 638,602,636 90 .4
Other Assets in Excess of
Liabilities ‡ 68,068,553 9 .6
Net Assets
$ 706,671,189 100 .0%
Affiliate
Value
At
12/31/2023
Purchases
At
Cost
Proceeds
From
Sales
Net
Realized
Gain
(Loss)
Net
Change In
Unrealized
App/Dep
Value
At
9/30/2024
Shares
Held At
9/30/2024
Dividend
Income
Capital
Gain
Distributions
SHORT-TERM INVESTMENTS - 39.9%
INVESTMENT COMPANIES - 39.9%
Limited Purpose
Cash Investment
Fund,
4.90% (a)
(Cost $282,036,152) $104,076,481 $1,120,458,315 $(942,492,724) $22,949 $22,730 $282,087,751 282,172,403 $8,900,165 $–
(a) Represents 7-day effective yield as of September 30, 2024.
All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.
(2) Level 2 security.

AQR Funds | N-PORT Part F | September 2024
See notes to Schedule of Investments.
AQR EQUITY MARKET NEUTRAL FUND
Schedule of Investments
September 30, 2024 (Unaudited)
(Continued)
Forward foreign currency exchange contracts outstanding as of September 30, 2024:
Over-the-Counter
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
AUD 2,225,500 USD 1,504,814 CITI 12/18/2024 $ 35,013
AUD 2,225,500 USD 1,504,806 JPMC 12/18/2024 35,022
CHF 100 USD 119 CITI 12/18/2024 –
(a)
CHF 100 USD 119 JPMC 12/18/2024 –
(a)
JPY 275,000,000 USD 1,928,641 CITI 12/18/2024 5,399
JPY 275,000,000 USD 1,928,631 JPMC 12/18/2024 5,410
USD 2,030,277 CAD 2,728,000 CITI 12/18/2024 9,109
USD 2,030,287 CAD 2,728,000 JPMC 12/18/2024 9,119
USD 5,582,681 EUR 4,979,459 CITI 12/18/2024 22,119
USD 5,582,709 EUR 4,979,459 JPMC 12/18/2024 22,149
USD 6,738,046 JPY 935,000,000 CITI 12/18/2024 162,308
USD 6,738,080 JPY 935,000,000 JPMC 12/18/2024 162,343
USD 475,765 NOK 5,000,000 CITI 12/18/2024 1,766
USD 475,768 NOK 5,000,000 JPMC 12/18/2024 1,770
Total unrealized appreciation 471,527
CHF 400 USD 478 CITI 12/18/2024 (1)
CHF 400 USD 478 JPMC 12/18/2024 (1)
EUR 6,247,000 USD 6,986,902 CITI 12/18/2024 (10,879)
EUR 6,247,000 USD 6,986,867 JPMC 12/18/2024 (10,845)
JPY 480,000,000 USD 3,421,942 CITI 12/18/2024 (46,162)
JPY 480,000,000 USD 3,421,925 JPMC 12/18/2024 (46,146)
SEK 15,500,000 USD 1,533,082 CITI 12/18/2024 (936)
SEK 15,500,000 USD 1,533,074 JPMC 12/18/2024 (929)
USD 1,490,289 AUD 2,227,000 CITI 12/18/2024 (50,576)
USD 1,490,296 AUD 2,227,000 JPMC 12/18/2024 (50,569)
USD 15,440,878 EUR 13,860,541 CITI 12/18/2024 (37,181)
USD 15,440,955 EUR 13,860,541 JPMC 12/18/2024 (37,106)
USD 3,058,077 GBP 2,325,000 CITI 12/18/2024 (49,785)
USD 3,058,092 GBP 2,325,000 JPMC 12/18/2024 (49,769)
USD 2,039,878 HKD 15,848,500 CITI 12/18/2024 (940)
USD 2,039,888 HKD 15,848,500 JPMC 12/18/2024 (930)
USD 1,917,561 JPY 275,000,000 CITI 12/18/2024 (16,479)
USD 1,917,571 JPY 275,000,000 JPMC 12/18/2024 (16,470)
USD 472,427 NOK 5,000,000 CITI 12/18/2024 (1,572)
USD 472,429 NOK 5,000,000 JPMC 12/18/2024 (1,570)
USD 1,523,849 SEK 15,500,000 CITI 12/18/2024 (8,297)
USD 1,523,857 SEK 15,500,000 JPMC 12/18/2024 (8,289)
USD 21,217 SGD 27,500 CITI 12/18/2024 (263)
USD 21,217 SGD 27,500 JPMC 12/18/2024 (264)
Total unrealized depreciation (445,959)
Net unrealized appreciation $ 25,568
(a) Represents less than $0.05.

Schedule of Investments
September 30, 2024 (Unaudited)
AQR EQUITY MARKET NEUTRAL FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | September 2024

Total return basket swap contracts outstanding as of September 30, 2024:
Over-the-Counter
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
MSIP The Fund receives the total
return on a portfolio of long
equity positions and pays
or receives the SONIA
plus or minus a specified
spread (0.00%), which is
denominated in GBP based
on the local currencies of the
positions within the swap.
49 months
maturity
07/21/2025
$– $– $(15) $(15)
MSIP The Fund receives the total
return on a portfolio of short
equity positions and pays
or receives the HONIX
plus or minus a specified
spread (-0.30%), which is
denominated in HKD based
on the local currencies of the
positions within the swap.
49 months
maturity
07/22/2025
$293 $(78) $(5) $(83)

AQR Funds | N-PORT Part F | September 2024
See notes to Schedule of Investments.
(Continued)
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
September 30, 2024 (Unaudited)
INVESTMENTS SHARES VALUE ($)
LONG POSITIONS - 286.0%
COMMON STOCKS - 205.9%
Australia - 4 .5%
AGL Energy Ltd. (2)(a) 556,441 4,546,363
ANZ Group Holdings Ltd. (2)(a) 26,712 561,377
Aristocrat Leisure Ltd. (2)(a) 190,601 7,695,423
BlueScope Steel Ltd. (2)(a) 170,091 2,596,426
Brambles Ltd. (2)(a) 295,331 3,876,451
CAR Group Ltd. (2)(a) 24,545 634,891
Cochlear Ltd. (2)(a) 23,919 4,654,646
Coles Group Ltd. (2)(a) 211,239 2,633,412
Computershare Ltd. (2)(a) 230,915 4,025,509
Evolution Mining Ltd. (2)(a) 1,106,978 3,526,788
Harvey Norman Holdings Ltd. (2)
(a) 690,114 2,353,608
Incitec Pivot Ltd. (2)(a) 226,843 485,501
JB Hi-Fi Ltd. (2)(a) 146,748 8,076,529
Origin Energy Ltd. (2)(a) 604,673 4,188,624
Pro Medicus Ltd. (2)(a) 63,795 7,852,181
Qantas Airways Ltd. (2)*(a) 1,173,766 5,991,479
QBE Insurance Group Ltd. (2)(a) 355,106 4,054,792
Qube Holdings Ltd. (2)(a) 191,466 519,639
Reece Ltd. (2)(a) 38,271 750,534
Seven Group Holdings Ltd. (2)(a) 96,138 2,839,195
Suncorp Group Ltd. (2)(a) 119,619 1,493,714
Tabcorp Holdings Ltd. (2) 42,226 14,694
Telstra Group Ltd. (2)(a) 238,602 638,625
Westpac Banking Corp. (2)(a) 558,746 12,210,006
Worley Ltd. (2)(a) 286,754 2,922,364
Yancoal Australia Ltd. (2)(a) 115,216 487,697
89,630,468
Austria - 0 .2%
Mondi plc (2)(a) 166,131 3,169,034
Belgium - 0 .6%
Ageas SA/NV (2)(a) 127,871 6,823,083
Anheuser-Busch InBev SA/NV (2)
(a) 3,657 242,339
KBC Group NV (2)(a) 24,830 1,975,426
Liberty Global Ltd., Class C *(a) 23,860 515,615
Proximus SADP (a) 171,101 1,333,228
Solvay SA (2)(a) 26,322 1,031,171
11,920,862
Brazil - 0 .2%
Wheaton Precious Metals Corp. 74,618 4,557,246
Canada - 5 .1%
Agnico Eagle Mines Ltd. (a) 7,260 584,848
Alamos Gold, Inc., Class A (a) 32,089 639,431
Atco Ltd., Class I (a) 55,642 1,970,684
AtkinsRealis Group, Inc. (a) 137,840 5,600,435
Bank of Nova Scotia (The) (a) 103,118 5,618,519
Barrick Gold Corp. (a) 383,179 7,621,365
Bombardier, Inc., Class B *(a) 42,345 3,222,096
Canadian Utilities Ltd., Class A (a) 18,668 495,669
CCL Industries, Inc., Class B (a) 104,728 6,384,579
Celestica, Inc. *(a) 85,254 4,358,358
Cenovus Energy, Inc. (a) 28,844 482,422
INVESTMENTS SHARES VALUE ($)
Canada - 5.1% (continued)
Descartes Systems Group, Inc.
(The) *(a) 12,472 1,283,396
Dollarama, Inc. (a) 4,543 465,368
Empire Co. Ltd., Class A (a) 95,319 2,912,887
Fairfax Financial Holdings Ltd. (a) 4,189 5,289,238
Finning International, Inc. (a) 72,246 2,371,252
Franco-Nevada Corp. (a) 27,110 3,367,176
George Weston Ltd. (a) 18,397 3,087,818
iA Financial Corp., Inc. (a) 35,805 2,967,755
Imperial Oil Ltd. (a) 32,546 2,289,735
Kinross Gold Corp. (a) 168,035 1,574,183
Manulife Financial Corp. (a) 101,963 3,013,391
Metro, Inc., Class A (a) 7,520 475,348
Nuvei Corp. (a)(b) 12,932 431,242
Onex Corp. (a) 6,325 443,024
Open Text Corp. (a) 45,254 1,506,403
Pan American Silver Corp. (a) 66,219 1,382,694
Saputo, Inc. (a) 64,833 1,399,294
Shopify, Inc., Class A *(a) 99,106 7,939,765
Stantec, Inc. (a) 8,534 686,279
Suncor Energy, Inc. (a) 167,395 6,178,682
TC Energy Corp. (a) 87,346 4,152,075
TFI International, Inc. (a) 23,547 3,225,318
Toromont Industries Ltd. (a) 5,628 549,380
Toronto-Dominion Bank (The) (a) 30,290 1,915,339
West Fraser Timber Co. Ltd. (a) 28,305 2,757,773
Whitecap Resources, Inc. (a) 353,381 2,639,024
101,282,245
China - 1 .2%
BOC Hong Kong Holdings Ltd. (2) 256,500 812,658
NXP Semiconductors NV (a) 30,981 7,435,750
Prosus NV *(a) 159,930 6,989,304
Wilmar International Ltd. (2) 691,900 1,794,521
Yangzijiang Shipbuilding Holdings
Ltd. (2) 3,267,700 6,236,724
23,268,957
Denmark - 2 .1%
AP Moller - Maersk A/S, Class B
(2)(a) 1,396 2,349,168
Carlsberg A/S, Class B (2)(a) 72,089 8,584,115
Danske Bank A/S (2)(a) 245,160 7,374,099
Demant A/S (2)*(a) 31,208 1,214,966
Genmab A/S (2)*(a) 7,786 1,887,590
ISS A/S (2)(a) 333,771 6,661,388
Jyske Bank A/S (Registered) (2)(a) 21,003 1,634,681
Novonesis (Novozymes), Class B
(2)(a) 33,570 2,416,887
ROCKWOOL A/S, Class B (2)(a) 1,439 675,547
Royal Unibrew A/S (2)*(a) 41,571 3,487,689
Vestas Wind Systems A/S (2)*(a) 224,767 4,945,705
41,231,835
Finland - 1 .2%
Elisa OYJ (2)(a) 9,716 515,089
Fortum OYJ (2)(a) 346,287 5,698,258
Huhtamaki OYJ (a) 43,933 1,705,772
Kone OYJ, Class B (2)(a) 43,104 2,578,548
Nokia OYJ (2)(a) 487,728 2,129,504

Schedule of Investments
September 30, 2024 (Unaudited)
AQR LONG-SHORT EQUITY FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | September 2024

(Continued)
INVESTMENTS SHARES VALUE ($)
Finland - 1.2% (continued)
Sampo OYJ, Class A (2)(a) 13,370 623,582
UPM-Kymmene OYJ (2)(a) 139,352 4,664,732
Valmet OYJ (2)(a) 64,074 2,055,266
Wartsila OYJ Abp (2)(a) 165,650 3,706,699
23,677,450
France - 6 .2%
Accor SA (2)(a) 35,815 1,556,875
Alstom SA (2)*(a) 209,073 4,343,878
Amundi SA (2)(a)(b) 40,509 3,027,922
Arkema SA (2)(a) 5,161 491,579
BNP Paribas SA (2)(a) 9,684 664,533
Bouygues SA (2)(a) 178,640 5,979,291
Carrefour SA (2)(a) 383,502 6,539,266
Cie de Saint-Gobain SA (2)(a) 54,703 4,989,052
Cie Generale des Etablissements
Michelin SCA (2)(a) 73,645 2,990,966
Credit Agricole SA (2)(a) 178,490 2,729,627
Danone SA (2)(a) 14,750 1,074,383
Dassault Aviation SA (2)(a) 10,205 2,107,212
Eiffage SA (2)(a) 9,475 914,960
Engie SA (2)(a) 661,802 11,444,018
Gaztransport Et Technigaz SA (2)
(a) 11,625 1,643,742
Ipsen SA (2)(a) 14,138 1,741,526
La Francaise des Jeux SAEM (2)
(a)(b) 12,281 505,358
Legrand SA (2)(a) 31,355 3,612,279
Orange SA (2)(a) 944,314 10,815,139
Renault SA (2)(a) 129,379 5,624,475
Rexel SA (2)(a) 40,356 1,169,787
Safran SA (2)(a) 21,134 4,973,316
SCOR SE (2)(a) 62,479 1,397,664
SEB SA (2)(a) 4,291 489,799
Societe Generale SA (2)(a) 530,798 13,227,100
Sodexo SA (a) 28,143 2,307,262
SPIE SA (2)(a) 86,299 3,299,999
TotalEnergies SE (2)(a) 24,515 1,591,890
Valeo SE (2)(a) 293,551 3,551,967
Veolia Environnement SA (2)(a) 89,426 2,944,198
Verallia SA (2)(a)(b) 45,604 1,334,729
Vinci SA (2)(a) 50,587 5,913,449
Vivendi SE (2)(a) 569,955 6,593,355
121,590,596
Germany - 6 .4%
adidas AG (2)(a) 34,610 9,171,188
Allianz SE (Registered) (2)(a) 14,554 4,787,090
BASF SE (2)(a) 129,400 6,858,575
Bayer AG (Registered) (2)(a) 122,348 4,139,245
Commerzbank AG (2)(a) 431,089 7,951,201
Daimler Truck Holding AG (2)(a) 129,336 4,856,224
Deutsche Bank AG (Registered)
(2)(a) 362,160 6,269,599
E.ON SE (2)(a) 156,388 2,328,921
Evonik Industries AG (2)(a) 279,122 6,534,073
Freenet AG (2)(a) 169,992 5,060,401
Fresenius Medical Care AG (2)(a) 132,962 5,649,783
GEA Group AG (2)(a) 18,015 883,573
Hannover Rueck SE (2)(a) 2,748 784,443
INVESTMENTS SHARES VALUE ($)
Germany - 6.4% (continued)
Heidelberg Materials AG (2)(a) 38,278 4,170,001
HOCHTIEF AG (2)(a) 994 122,613
KION Group AG (2)(a) 76,921 3,037,215
Knorr-Bremse AG (2)(a) 10,154 904,771
LANXESS AG (2)(a) 90,430 2,862,652
Mercedes-Benz Group AG (2)(a) 117,128 7,589,798
Muenchener Rueckversicherungs-
Gesellschaft AG in Muenchen
(Registered) (2)(a) 15,634 8,615,029
Rheinmetall AG (2)(a) 6,273 3,410,167
Scout24 SE (2)(a)(b) 52,156 4,490,520
Siemens AG (Registered) (2)(a) 2,341 473,603
Talanx AG (2)(a) 26,565 2,239,291
TeamViewer SE (2)*(a)(b) 210,253 2,684,401
thyssenkrupp AG (2)(a) 1,501,820 5,818,614
Zalando SE (2)*(a)(b) 415,023 13,717,308
125,410,299
Guatemala - 0 .1%
Millicom International Cellular SA,
SDR (2)* 41,326 1,122,812
Hong Kong - 0 .5%
AIA Group Ltd. (2)(a) 578,200 5,049,338
CLP Holdings Ltd. (2)(a) 131,000 1,145,256
HKT Trust & HKT Ltd. (2)(a) 362,000 462,687
Prudential plc (2)(a) 130,286 1,208,695
Swire Pacific Ltd., Class A (2)(a) 130,500 1,112,816
WH Group Ltd. (2)(a)(b) 858,500 676,154
9,654,946
Ireland - 0 .4%
TE Connectivity plc (a) 46,707 7,052,290
Italy - 4 .1%
A2A SpA (2)(a) 288,616 666,693
Azimut Holding SpA (2)(a) 107,023 2,767,954
Banca Generali SpA (2)(a) 41,361 1,855,349
Banca Monte dei Paschi di Siena
SpA (2)(a) 1,142,787 6,604,599
Banco BPM SpA (2)(a) 547,325 3,697,974
Buzzi SpA (2)(a) 114,286 4,560,246
Enel SpA (2)(a) 205,830 1,644,130
Eni SpA (2)(a) 467,826 7,119,164
ERG SpA (2)(a) 52,543 1,440,900
Intesa Sanpaolo SpA (2)(a) 1,861,943 7,970,419
Italgas SpA (2)(a) 608,890 3,680,789
Nexi SpA (2)*(a)(b) 391,031 2,656,748
Pirelli & C SpA (2)(a)(b) 1,036,556 6,294,752
Poste Italiane SpA (2)(a)(b) 1,009,257 14,173,136
UniCredit SpA (2)(a) 102,844 4,515,019
Unipol Gruppo SpA (2)(a) 870,889 10,365,388
80,013,260
Japan - 29 .7%
ABC-Mart, Inc. (2)(a) 219,700 4,669,225
Alfresa Holdings Corp. (2)(a) 309,600 4,897,247
Amada Co. Ltd. (2)(a) 308,000 3,144,587
ANA Holdings, Inc. (2)(a) 143,400 3,070,654
Asahi Group Holdings Ltd. (2)(a) 517,200 6,778,923
Asahi Kasei Corp. (2)(a) 1,055,700 8,003,672

AQR Funds | N-PORT Part F | September 2024
See notes to Schedule of Investments.
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
September 30, 2024 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
Japan - 29.7% (continued)
Asics Corp. (2)(a) 632,600 13,289,749
Brother Industries Ltd. (2)(a) 135,300 2,653,562
Canon, Inc. (2)(a) 197,400 6,501,427
Capcom Co. Ltd. (2)(a) 251,800 5,873,017
Central Japan Railway Co. (2)(a) 274,200 6,331,297
Chubu Electric Power Co., Inc. (2)
(a) 414,300 4,868,920
COMSYS Holdings Corp. (2)(a) 5,400 117,884
Concordia Financial Group Ltd.
(2)(a) 620,400 3,463,050
Cosmo Energy Holdings Co. Ltd.
(2)(a) 74,500 4,109,922
Cosmos Pharmaceutical Corp. (2)
(a) 30,000 1,554,538
Dai-ichi Life Holdings, Inc. (2)(a) 22,900 594,195
Daiichi Sankyo Co. Ltd. (2)(a) 23,700 782,867
DMG Mori Co. Ltd. (2)(a) 157,100 3,350,978
ENEOS Holdings, Inc. (2)(a) 448,000 2,452,874
Fujikura Ltd. (2)(a) 149,000 5,063,027
Fujitsu Ltd. (2)(a) 243,700 5,010,332
Fukuoka Financial Group, Inc. (2)
(a) 261,700 6,776,111
GMO Payment Gateway, Inc. (2)(a) 49,700 3,024,416
Hikari Tsushin, Inc. (2)(a) 27,400 6,102,517
Hirose Electric Co. Ltd. (2)(a) 52,400 6,687,024
Hitachi Construction Machinery
Co. Ltd. (2)(a) 17,500 428,926
Hitachi Ltd. (2)(a) 298,800 7,923,381
Honda Motor Co. Ltd. (2)(a) 379,500 4,051,673
IHI Corp. (2)(a) 123,200 6,461,136
Inpex Corp. (2)(a) 259,000 3,506,544
Ito En Ltd. (2)(a) 123,700 2,944,053
Japan Airlines Co. Ltd. (2)(a) 166,300 2,908,519
Japan Post Bank Co. Ltd. (2)(a) 575,500 5,402,368
Japan Post Insurance Co. Ltd. (2)
(a) 106,700 1,959,667
Japan Tobacco, Inc. (2)(a) 126,600 3,691,498
JFE Holdings, Inc. (2)(a) 114,900 1,544,738
Kansai Electric Power Co., Inc.
(The) (2)(a) 115,600 1,915,824
Kansai Paint Co. Ltd. (2)(a) 292,700 5,228,220
Kawasaki Kisen Kaisha Ltd. (2)(a) 163,900 2,555,121
KDDI Corp. (2)(a) 486,400 15,583,043
Keio Corp. (2)(a) 128,900 3,075,681
Kirin Holdings Co. Ltd. (2)(a) 375,900 5,728,666
Kobayashi Pharmaceutical Co. Ltd.
(2)(a) 39,800 1,582,936
Kobe Steel Ltd. (2)(a) 102,800 1,232,017
Komatsu Ltd. (2)(a) 184,800 5,173,426
Konami Group Corp. (2)(a) 9,500 968,796
Kose Corp. (2)(a) 29,000 1,872,635
Kuraray Co. Ltd. (2)(a) 145,700 2,164,984
Kyowa Kirin Co. Ltd. (2)(a) 229,800 4,055,217
Kyushu Electric Power Co., Inc.
(2)(a) 297,200 3,249,133
Kyushu Railway Co. (2)(a) 95,200 2,738,811
Lixil Corp. (2)(a) 423,600 5,076,240
Makita Corp. (2)(a) 268,800 9,080,484
Mazda Motor Corp. (2)(a) 458,800 3,505,479
Medipal Holdings Corp. (2)(a) 219,400 3,823,946
INVESTMENTS SHARES VALUE ($)
Japan - 29.7% (continued)
MISUMI Group, Inc. (2)(a) 216,500 3,927,088
Mitsubishi Gas Chemical Co., Inc.
(2)(a) 132,900 2,591,247
Mitsubishi UFJ Financial Group,
Inc. (2)(a) 1,560,000 16,019,018
Mitsui OSK Lines Ltd. (2)(a) 68,900 2,385,361
MS&AD Insurance Group
Holdings, Inc. (2)(a) 423,900 9,963,424
Murata Manufacturing Co. Ltd. (2)
(a) 213,100 4,216,977
NGK Insulators Ltd. (2)(a) 579,800 7,625,605
NH Foods Ltd. (2)(a) 24,000 889,806
NIPPON EXPRESS HOLDINGS,
Inc. (2)(a) 134,500 7,083,685
Nippon Yusen KK (2)(a) 150,300 5,520,753
Nisshin Seifun Group, Inc. (2)(a) 607,900 7,694,155
Niterra Co. Ltd. (2)(a) 49,600 1,397,496
Nomura Holdings, Inc. (2)(a) 954,400 4,981,000
NSK Ltd. (2)(a) 320,100 1,618,995
Oji Holdings Corp. (2)(a) 2,182,900 8,745,176
Olympus Corp. (2)(a) 54,800 1,041,710
Oracle Corp. Japan (2)(a) 65,000 6,710,832
ORIX Corp. (2)(a) 392,500 9,184,050
Osaka Gas Co. Ltd. (2)(a) 41,900 944,933
Otsuka Corp. (2)(a) 370,900 9,160,080
Panasonic Holdings Corp. (2)(a) 885,700 7,780,660
Persol Holdings Co. Ltd. (2)(a) 5,899,300 10,631,311
Resona Holdings, Inc. (2)(a) 336,500 2,357,888
Resonac Holdings Corp. (2)(a) 255,800 6,648,632
Rohto Pharmaceutical Co. Ltd. (2)
(a) 127,600 3,193,780
Ryohin Keikaku Co. Ltd. (2)(a) 1,021,900 18,764,948
Santen Pharmaceutical Co. Ltd.
(2)(a) 781,900 9,491,744
Sanwa Holdings Corp. (2)(a) 53,800 1,432,293
Sekisui Chemical Co. Ltd. (2)(a) 218,100 3,410,155
Shimamura Co. Ltd. (2)(a) 204,600 11,176,437
Shionogi & Co. Ltd. (2)(a) 269,400 3,861,630
Skylark Holdings Co. Ltd. (2)(a) 44,200 713,084
Socionext, Inc. (2)(a) 258,000 5,131,806
SoftBank Group Corp. (2)(a) 13,600 806,701
Sohgo Security Services Co. Ltd.
(2)(a) 579,000 4,213,779
Sojitz Corp. (2)(a) 498,300 11,806,550
Sompo Holdings, Inc. (2)(a) 206,500 4,654,676
Sony Group Corp. (2)(a) 646,000 12,550,226
Square Enix Holdings Co. Ltd. (2)
(a) 409,500 16,256,243
Stanley Electric Co. Ltd. (2)(a) 273,200 5,120,883
Sumitomo Corp. (2)(a) 453,500 10,183,820
Sumitomo Electric Industries Ltd.
(2)(a) 580,600 9,427,603
Sundrug Co. Ltd. (2)(a) 102,000 3,018,200
Suntory Beverage & Food Ltd. (2)
(a) 12,100 455,613
Taiyo Yuden Co. Ltd. (2)(a) 288,800 5,947,418
TBS Holdings, Inc. (2)(a) 106,700 2,920,416
TDK Corp. (2)(a) 56,500 721,750
Toho Co. Ltd. (2)(a) 27,600 1,119,442

Schedule of Investments
September 30, 2024 (Unaudited)
AQR LONG-SHORT EQUITY FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | September 2024

(Continued)
INVESTMENTS SHARES VALUE ($)
Japan - 29.7% (continued)
Tohoku Electric Power Co., Inc.
(2)(a) 133,400 1,278,448
Tokio Marine Holdings, Inc. (2)(a) 180,000 6,637,400
Tokyo Century Corp. (2)(a) 54,700 616,155
Tokyo Gas Co. Ltd. (2)(a) 77,500 1,805,217
TOPPAN Holdings, Inc. (2)(a) 213,000 6,339,374
Toray Industries, Inc. (2)(a) 337,300 1,992,030
Tosoh Corp. (2)(a) 317,200 4,247,208
Toyo Suisan Kaisha Ltd. (2)(a) 81,400 5,344,321
Trend Micro, Inc. (2)(a) 280,600 16,660,725
USS Co. Ltd. (2)(a) 884,600 8,396,600
Welcia Holdings Co. Ltd. (2)(a) 168,200 2,389,784
Yamada Holdings Co. Ltd. (2)(a) 610,400 1,913,911
Yokogawa Electric Corp. (2)(a) 127,600 3,269,732
Yokohama Rubber Co. Ltd. (The)
(2)(a) 61,600 1,384,515
586,379,676
Luxembourg - 0 .1%
Aperam SA (2)(a) 68,120 2,135,404
Netherlands - 2 .3%
Aalberts NV (2)(a) 24,470 994,750
ABN AMRO Bank NV, CVA (2)(a)
(b) 160,317 2,897,224
Aegon Ltd. (2)(a) 262,081 1,683,379
Akzo Nobel NV (2)(a) 85,216 6,019,761
Arcadis NV (2)(a) 22,113 1,533,254
Argenx SE (2)*(a) 7,473 4,040,578
ASM International NV (2)(a) 4,076 2,689,181
EXOR NV (2)(a) 33,716 3,614,490
Koninklijke Ahold Delhaize NV (a) 26,479 914,612
Koninklijke KPN NV (2)(a) 1,112,094 4,542,109
Koninklijke Philips NV (2)*(a) 208,344 6,830,689
Koninklijke Vopak NV (2)(a) 74,129 3,440,308
NN Group NV (2)(a) 140,747 7,022,730
46,223,065
New Zealand - 0 .3%
Xero Ltd. (2)*(a) 50,267 5,195,895
Norway - 0 .5%
DNB Bank ASA (2)(a) 116,118 2,381,238
Kongsberg Gruppen ASA (2)(a) 30,729 3,001,592
Norsk Hydro ASA (2)(a) 274,960 1,776,244
Orkla ASA (2)(a) 65,329 616,146
Telenor ASA (a) 156,073 1,996,584
9,771,804
Singapore - 0 .8%
Grab Holdings Ltd., Class A *(a)(c) 1,808,085 6,870,723
Jardine Cycle & Carriage Ltd. (2) 22,800 489,121
Sea Ltd., ADR *(a)(c) 70,503 6,647,023
United Overseas Bank Ltd. (2) 89,100 2,224,112
16,230,979
South Korea - 0 .1%
Delivery Hero SE (2)*(a)(b) 37,492 1,517,283
INVESTMENTS SHARES VALUE ($)
Spain - 2 .3%
Acerinox SA (2)(a) 531,278 5,713,141
ACS Actividades de Construccion
y Servicios SA (2)(a) 79,921 3,688,924
Aena SME SA (2)(a)(b) 32,899 7,227,107
Banco de Sabadell SA (2)(a) 3,531,569 7,500,110
Banco Santander SA (2)(a) 1,923,165 9,854,043
Bankinter SA (2)(a) 160,546 1,417,291
Enagas SA (2)(a) 80,881 1,240,666
Endesa SA (2)(a) 29,160 637,053
Mapfre SA (2)(a) 1,628,458 4,336,748
Telefonica SA (2)(a) 899,335 4,399,626
46,014,709
Sweden - 3 .5%
AAK AB (2)(a) 41,759 1,369,309
Alfa Laval AB (2)(a) 33,236 1,597,853
Autoliv, Inc. (a) 63,821 5,958,967
Billerud Aktiebolag (2)(a) 196,959 2,259,772
Boliden AB (2)(a) 70,042 2,377,151
Electrolux AB, Class B (2)*(a) 1,069,522 10,388,007
Elekta AB, Class B (2)(a) 364,785 2,600,522
Essity AB, Class B (a) 190,878 5,956,098
Getinge AB, Class B (2)(a) 145,540 3,132,266
H & M Hennes & Mauritz AB, Class
B (2)(a) 425,907 7,253,883
Hexpol AB (2)(a) 44,527 460,484
SKF AB, Class B (2)(a) 116,649 2,323,517
SSAB AB, Class B (2)(a) 139,245 712,959
Swedbank AB, Class A (2)(a) 85,261 1,809,721
Telefonaktiebolaget LM Ericsson,
Class B (2)(a) 364,276 2,752,635
Telia Co. AB (a) 1,669,861 5,399,670
Trelleborg AB, Class B (2)(a) 210,658 8,108,419
Volvo AB, Class B (2)(a) 201,465 5,329,192
69,790,425
Switzerland - 4 .4%
ABB Ltd. (Registered) (2)(a) 164,192 9,525,703
Adecco Group AG (Registered)
(2)(a) 137,132 4,676,795
Banque Cantonale Vaudoise
(Registered) (2)(a) 4,404 454,862
Belimo Holding AG (Registered)
(2)(a) 5,040 3,598,105
DKSH Holding AG (2)(a) 41,051 3,265,150
Flughafen Zurich AG (Registered)
(2)(a) 4,117 990,429
Geberit AG (Registered) (2)(a) 2,143 1,398,964
Georg Fischer AG (Registered)
(2)(a) 14,832 1,122,658
Givaudan SA (Registered) (2)(a) 271 1,486,854
Julius Baer Group Ltd. (2)(a) 73,322 4,421,605
Kuehne + Nagel International AG
(Registered) (2)(a) 13,577 3,709,489
Logitech International SA
(Registered) (2)(a) 102,943 9,219,656
Lonza Group AG (Registered) (2)
(a) 20,011 12,698,654
Novartis AG (Registered) (2)(a) 127,338 14,662,002
SGS SA (Registered) (2)(a) 10,895 1,216,551

AQR Funds | N-PORT Part F | September 2024
See notes to Schedule of Investments.
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
September 30, 2024 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
Switzerland - 4.4% (continued)
Sonova Holding AG (Registered)
(2)(a) 3,076 1,107,961
Zurich Insurance Group AG (2)(a) 21,943 13,257,083
86,812,521
United Kingdom - 10 .2%
abrdn plc (2)(a) 1,525,690 3,330,310
Associated British Foods plc (2)(a) 161,354 5,042,745
Auto Trader Group plc (2)(a)(b) 334,934 3,893,669
Aviva plc (2)(a) 599,085 3,880,131
Barclays plc (2)(a) 3,389,199 10,183,127
Bellway plc (a) 38,281 1,593,738
British American Tobacco plc (2)(a) 197,877 7,214,216
BT Group plc (2)(a) 2,118,721 4,199,453
Bunzl plc (2)(a) 12,185 577,070
Centrica plc (2)(a) 1,974,963 3,089,124
CK Hutchison Holdings Ltd. (2)(a) 1,163,000 6,593,879
DCC plc (2)(a) 51,520 3,517,237
Direct Line Insurance Group plc
(2)(a) 1,999,886 5,016,930
easyJet plc (2)(a) 1,076,098 7,494,281
Hays plc (2)(a) 243,517 302,292
Hiscox Ltd. (a) 202,328 3,099,958
Howden Joinery Group plc (2)(a) 375,323 4,561,035
HSBC Holdings plc (2)(a) 497,399 4,462,178
IMI plc (2)(a) 76,878 1,870,453
Imperial Brands plc (2)(a) 201,173 5,851,935
Inchcape plc (2)(a) 271,675 2,902,619
InterContinental Hotels Group plc
(2)(a) 48,477 5,279,154
Intermediate Capital Group plc (2)
(a) 210,759 6,293,676
International Distribution Services
plc (a) 501,554 2,295,972
Intertek Group plc (2)(a) 33,997 2,350,466
ITV plc (2)(a) 1,876,406 2,015,333
Johnson Matthey plc (2)(a) 86,608 1,766,206
Kingfisher plc (2)(a) 443,103 1,912,320
Lloyds Banking Group plc (2)(a) 1,484,725 1,167,429
M&G plc (2)(a) 397,824 1,103,506
Man Group plc (2)(a) 1,097,783 3,111,850
Marks & Spencer Group plc (2)(a) 1,957,855 9,770,587
NatWest Group plc (2)(a) 810,410 3,751,676
Ocado Group plc (2)*(a) 303,483 1,565,061
Pearson plc (2)(a) 198,677 2,700,893
Persimmon plc (2)(a) 174,487 3,839,740
RELX plc (2)(a) 9,443 445,864
Rightmove plc (2)(a) 947,105 7,829,223
Rolls-Royce Holdings plc (2)*(a) 1,517,778 10,742,064
Rotork plc (2)(a) 247,251 1,107,228
Schroders plc (2)(a) 96,261 451,055
Smiths Group plc (2)(a) 33,805 759,701
Standard Chartered plc (2)(a) 535,251 5,676,860
Subsea 7 SA (2)(a) 169,279 2,733,466
Tate & Lyle plc (a) 335,048 3,057,207
Taylor Wimpey plc (2)(a) 2,206,407 4,853,396
TechnipFMC plc (a) 204,591 5,366,422
Tesco plc (2)(a) 2,323,307 11,154,916
Travis Perkins plc (2)(a) 119,555 1,488,467
Vodafone Group plc (2)(a) 5,084,863 5,096,037
INVESTMENTS SHARES VALUE ($)
United Kingdom - 10.2% (continued)
Weir Group plc (The) (2)(a) 110,374 3,207,395
Whitbread plc (2)(a) 15,976 670,650
202,240,200
United States - 118 .9%
10X Genomics, Inc., Class A *(a)(c) 86,436 1,951,725
3M Co. (a) 169,821 23,214,530
A O Smith Corp. (a)(c) 15,500 1,392,365
Abbott Laboratories (a)(c) 59,999 6,840,486
Abercrombie & Fitch Co., Class
A *(a) 68,604 9,597,700
Acuity Brands, Inc. (a) 7,245 1,995,201
Adient plc *(a)(c) 19,729 445,284
Adobe, Inc. *(a) 16,784 8,690,420
ADT, Inc. (a)(c) 636,559 4,602,322
AECOM (a) 51,208 5,288,250
AES Corp. (The) (a) 84,222 1,689,493
AGCO Corp. (a)(c) 4,494 439,783
Agree Realty Corp., REIT (a)(c) 60,155 4,531,476
Airbnb, Inc., Class A *(a)(c) 169,068 21,439,512
Akamai Technologies, Inc. *(a)(c) 6,082 613,978
Alaska Air Group, Inc. *(a) 308,517 13,948,054
Alcoa Corp. (a)(c) 28,653 1,105,433
Align Technology, Inc. *(a) 37,034 9,418,487
Allison Transmission Holdings,
Inc. (a) 76,693 7,367,897
Allstate Corp. (The) (a) 18,369 3,483,681
Alnylam Pharmaceuticals, Inc. *(a)
(c) 29,334 8,067,730
Altria Group, Inc. (a)(c) 303,969 15,514,578
Amazon.com, Inc. *(a)(c) 57,171 10,652,672
Amcor plc (a)(c) 387,877 4,394,646
Amdocs Ltd. (a)(c) 13,279 1,161,647
Amentum Holdings, Inc. * 42,586 1,373,399
American International Group, Inc.
(a) 48,951 3,584,682
Americold Realty Trust, Inc., REIT
(a) 135,664 3,835,221
Ameriprise Financial, Inc. (a)(c) 3,761 1,766,955
Amkor Technology, Inc. (a) 40,510 1,239,606
Apellis Pharmaceuticals, Inc. *(a)
(c) 65,738 1,895,884
Appfolio, Inc., Class A *(a) 29,604 6,968,782
Applied Materials, Inc. (a) 19,037 3,846,426
AptarGroup, Inc. (a) 5,647 904,593
Archer-Daniels-Midland Co. (a)(c) 88,468 5,285,078
Arista Networks, Inc. *(a) 16,446 6,312,304
Arrow Electronics, Inc. *(a)(c) 49,327 6,552,105
Ashland, Inc. (a) 13,966 1,214,623
Assurant, Inc. (a) 13,159 2,616,799
Assured Guaranty Ltd. (a)(c) 65,408 5,201,244
AT&T, Inc. (a) 867,023 19,074,505
ATI, Inc. *(a) 19,030 1,273,297
Atlassian Corp., Class A *(a)(c) 58,136 9,232,578
Atmos Energy Corp. (a) 42,194 5,852,730
AutoNation, Inc. *(a)(c) 11,525 2,062,053
Avnet, Inc. (a) 55,960 3,039,188
Axalta Coating Systems Ltd. *(a) 61,109 2,211,535
Axis Capital Holdings Ltd. (a) 145,756 11,603,635

Schedule of Investments
September 30, 2024 (Unaudited)
AQR LONG-SHORT EQUITY FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | September 2024

(Continued)
INVESTMENTS SHARES VALUE ($)
United States - 118.9% (continued)
AZEK Co., Inc. (The), Class A *(a)
(c) 52,433 2,453,864
Baker Hughes Co., Class A (a)(c) 356,016 12,869,978
Ball Corp. (a)(c) 20,297 1,378,369
Bank of America Corp. (a) 459,190 18,220,658
Bank of New York Mellon Corp.
(The) (a) 31,219 2,243,397
Bank OZK (a) 145,316 6,247,135
Baxter International, Inc. (a)(c) 52,013 1,974,934
Becton Dickinson & Co. (a)(c) 8,474 2,043,081
BellRing Brands, Inc. *(a) 25,589 1,553,764
Berry Global Group, Inc. (a) 88,853 6,040,227
Best Buy Co., Inc. (a)(c) 105,992 10,948,974
BioMarin Pharmaceutical, Inc. *(a)
(c) 6,030 423,849
Black Hills Corp. (a) 53,392 3,263,319
Blackbaud, Inc. *(a)(c) 9,457 800,819
BlackRock, Inc. (a) 4,173 3,962,305
BOK Financial Corp. (a) 19,925 2,084,554
Booking Holdings, Inc. (a) 3,939 16,591,541
Booz Allen Hamilton Holding Corp.,
Class A (a) 4,050 659,178
Boston Beer Co., Inc. (The), Class
A *(a) 26,094 7,544,819
Boston Scientific Corp. *(a) 30,828 2,583,386
BP plc (2)(a) 449,075 2,342,168
Bright Horizons Family Solutions,
Inc. *(a) 28,685 4,019,629
Brink's Co. (The) (a)(c) 11,664 1,348,825
Bristol-Myers Squibb Co. (a) 133,487 6,906,617
Broadcom, Inc. (a) 44,733 7,716,443
Broadridge Financial Solutions,
Inc. (a) 20,308 4,366,829
Bruker Corp. (a) 94,333 6,514,637
Builders FirstSource, Inc. *(a) 20,585 3,990,608
CACI International, Inc., Class A
*(a) 4,952 2,498,581
Cardinal Health, Inc. (a) 37,838 4,181,856
Carlisle Cos., Inc. (a)(c) 5,762 2,591,460
CarMax, Inc. *(a)(c) 88,730 6,865,927
Carter's, Inc. (a) 39,780 2,584,904
Carvana Co., Class A *(a)(c) 20,798 3,621,140
Cava Group, Inc. *(a) 15,203 1,882,892
Centene Corp. *(a) 172,088 12,954,785
CenterPoint Energy, Inc. (a)(c) 15,281 449,567
Cheniere Energy, Inc. (a)(c) 33,329 5,993,887
Chubb Ltd. (a) 21,996 6,343,426
Ciena Corp. *(a) 77,702 4,785,666
Cigna Group (The) (a) 34,325 11,891,553
Cincinnati Financial Corp. (a) 64,624 8,796,619
Cirrus Logic, Inc. *(a)(c) 12,724 1,580,448
Citigroup, Inc. (a) 195,672 12,249,067
Citizens Financial Group, Inc. (a) 422,697 17,360,165
Clean Harbors, Inc. *(a) 8,206 1,983,472
Clorox Co. (The) (a) 11,833 1,927,714
Cloudflare, Inc., Class A *(a)(c) 58,308 4,716,534
CME Group, Inc. (a) 67,802 14,960,511
CNA Financial Corp. (a) 24,300 1,189,242
CNH Industrial NV (a)(c) 436,269 4,842,586
CNO Financial Group, Inc. (a) 63,680 2,235,168
INVESTMENTS SHARES VALUE ($)
United States - 118.9% (continued)
Coca-Cola Consolidated, Inc. (a) 4,344 5,718,442
Cognex Corp. (a) 66,079 2,676,200
Coherent Corp. *(a)(c) 33,766 3,002,135
Colgate-Palmolive Co. (a) 140,280 14,562,467
Comcast Corp., Class A (a) 396,930 16,579,766
Comfort Systems USA, Inc. (a) 18,625 7,270,269
Commerce Bancshares, Inc. (a)(c) 14,480 860,112
CommVault Systems, Inc. *(a) 62,004 9,539,315
Concentrix Corp. (a) 96,776 4,959,770
Consolidated Edison, Inc. (a) 56,436 5,876,681
Cooper Cos., Inc. (The) *(a) 23,161 2,555,585
COPT Defense Properties, REIT
(a) 95,910 2,908,950
Corebridge Financial, Inc. (a) 82,374 2,402,026
Costco Wholesale Corp. (a)(c) 8,496 7,531,874
Crane Co. (a)(c) 14,608 2,312,154
CRH plc (a) 37,284 3,457,718
Crowdstrike Holdings, Inc., Class
A *(a)(c) 6,519 1,828,384
Crown Castle, Inc., REIT (a)(c) 17,713 2,101,293
Crown Holdings, Inc. (a) 104,965 10,064,044
Cullen/Frost Bankers, Inc. (a)(c) 7,960 890,406
Cummins, Inc. (a) 8,757 2,835,429
Curtiss-Wright Corp. (a) 11,583 3,807,216
CVS Health Corp. (a) 144,518 9,087,292
Datadog, Inc., Class A *(a) 11,600 1,334,696
DaVita, Inc. *(a)(c) 18,481 3,029,590
Delta Air Lines, Inc. (a)(c) 375,811 19,087,440
DENTSPLY SIRONA, Inc. (a)(c) 53,198 1,439,538
Dick's Sporting Goods, Inc. (a) 25,673 5,357,955
DocuSign, Inc., Class A *(a) 106,379 6,605,072
Dolby Laboratories, Inc., Class A
(a) 17,449 1,335,372
Donaldson Co., Inc. (a) 28,197 2,078,119
DoorDash, Inc., Class A *(a) 14,808 2,113,546
DoubleVerify Holdings, Inc. *(a) 260,221 4,382,122
Dow, Inc. (a)(c) 22,279 1,217,102
DT Midstream, Inc. (a) 21,494 1,690,718
Duke Energy Corp. (a)(c) 40,781 4,702,049
Dun & Bradstreet Holdings, Inc.
(a)(c) 165,050 1,899,726
DuPont de Nemours, Inc. (a) 42,040 3,746,184
Dutch Bros, Inc., Class A *(a)(c) 40,192 1,287,350
Dynatrace, Inc. *(a) 43,980 2,351,611
East West Bancorp, Inc. (a) 34,260 2,834,672
Eaton Corp. plc (a) 15,303 5,072,026
eBay, Inc. (a)(c) 50,172 3,266,699
Ecolab, Inc. (a) 9,873 2,520,873
Electronic Arts, Inc. (a) 33,558 4,813,560
Element Solutions, Inc. (a)(c) 64,379 1,748,534
Eli Lilly & Co. (a) 7,840 6,945,770
EMCOR Group, Inc. (a) 10,424 4,487,845
Encompass Health Corp. (a) 20,958 2,025,381
EnerSys (a) 39,451 4,025,975
Entegris, Inc. (a)(c) 9,738 1,095,817
Entergy Corp. (a) 22,215 2,923,716
EPAM Systems, Inc. *(a) 13,279 2,642,919
EPR Properties, REIT (a) 73,697 3,614,101
Essent Group Ltd. (a) 30,751 1,976,982

AQR Funds | N-PORT Part F | September 2024
See notes to Schedule of Investments.
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
September 30, 2024 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
United States - 118.9% (continued)
Estee Lauder Cos., Inc. (The),
Class A (a) 18,031 1,797,510
Etsy, Inc. *(a)(c) 16,632 923,575
Euronet Worldwide, Inc. *(a) 19,139 1,899,163
Evercore, Inc., Class A (a) 10,155 2,572,668
Everest Group Ltd. (a) 18,738 7,342,111
Evergy, Inc. (a) 119,468 7,408,211
Eversource Energy (a)(c) 39,668 2,699,407
Exact Sciences Corp. *(a) 10,570 720,028
Exelixis, Inc. *(a) 272,982 7,083,883
Exxon Mobil Corp. (a)(c) 77,444 9,077,986
F5, Inc. *(a)(c) 4,353 958,531
Fair Isaac Corp. *(a)(c) 514 998,969
Federal Realty Investment Trust,
REIT (a)(c) 15,672 1,801,810
Federated Hermes, Inc., Class B
(a) 205,135 7,542,814
FedEx Corp. (a)(c) 1,640 448,835
Ferguson Enterprises, Inc. (a) 24,570 4,878,865
Fidelity National Financial, Inc. (a) 13,610 844,637
Fidelity National Information
Services, Inc. (a) 117,743 9,860,976
First American Financial Corp. (a) 31,350 2,069,414
First Hawaiian, Inc. (a)(c) 38,459 890,326
First Horizon Corp. (a) 426,444 6,622,675
Flowers Foods, Inc. (a)(c) 43,665 1,007,352
Flowserve Corp. (a) 253,587 13,107,912
Fluor Corp. *(a) 42,548 2,029,965
FMC Corp. (a) 110,696 7,299,294
FNB Corp. (a)(c) 304,771 4,300,319
Ford Motor Co. (a)(c) 153,379 1,619,682
Fortinet, Inc. *(a) 225,730 17,505,361
Fortive Corp. (a)(c) 34,706 2,739,345
Fortune Brands Innovations, Inc.
(a) 29,223 2,616,335
Franklin Resources, Inc. (a)(c) 400,438 8,068,826
Freeport-McMoRan, Inc. (a) 51,157 2,553,757
Freshpet, Inc. *(a)(c) 11,281 1,542,902
Gap, Inc. (The) (a) 139,954 3,085,986
Garmin Ltd. (a) 60,118 10,582,572
Gartner, Inc. *(a)(c) 11,648 5,902,740
Gates Industrial Corp. plc *(a) 497,828 8,736,881
GE Aerospace (a) 74,613 14,070,520
GE Vernova, Inc. *(a) 5,660 1,443,187
Gen Digital, Inc. (a)(c) 52,705 1,445,698
General Dynamics Corp. (a)(c) 15,863 4,793,799
General Motors Co. (a) 303,946 13,628,939
Gilead Sciences, Inc. (a) 38,634 3,239,075
Gitlab, Inc., Class A *(a) 143,224 7,381,765
Global Payments, Inc. (a) 64,687 6,625,243
Globe Life, Inc. (a) 49,101 5,200,287
GoDaddy, Inc., Class A *(a) 53,348 8,363,899
Grand Canyon Education, Inc. *(a) 40,709 5,774,572
Grocery Outlet Holding Corp. *(a)
(c) 398,127 6,987,129
GSK plc (2)(a) 948,159 19,305,482
Guidewire Software, Inc. *(a) 59,450 10,875,783
H&R Block, Inc. (a)(c) 56,472 3,588,796
Hancock Whitney Corp. (a) 41,503 2,123,709
INVESTMENTS SHARES VALUE ($)
United States - 118.9% (continued)
Hanover Insurance Group, Inc.
(The) (a) 5,294 784,094
Hasbro, Inc. (a) 168,398 12,178,543
HCA Healthcare, Inc. (a)(c) 10,466 4,253,696
HealthEquity, Inc. *(a) 45,108 3,692,090
Healthpeak Properties, Inc., REIT
(a) 207,239 4,739,556
Hewlett Packard Enterprise Co. (a) 298,243 6,102,052
Hexcel Corp. (a) 109,205 6,752,145
Hilton Worldwide Holdings, Inc.
(a)(c) 20,169 4,648,955
Holcim AG (2)(a) 69,410 6,797,521
Hologic, Inc. *(a)(c) 38,842 3,164,069
Home BancShares, Inc. (a) 73,231 1,983,828
Hormel Foods Corp. (a) 80,245 2,543,767
Howmet Aerospace, Inc. (a)(c) 79,913 8,011,278
HubSpot, Inc. *(a)(c) 17,150 9,116,940
Huntington Bancshares, Inc. (a)(c) 112,547 1,654,441
Huntington Ingalls Industries, Inc.
(a)(c) 36,154 9,558,395
Huntsman Corp. (a)(c) 319,307 7,727,229
IDEXX Laboratories, Inc. *(a) 4,068 2,055,235
Illinois Tool Works, Inc. (a)(c) 17,913 4,694,460
Illumina, Inc. *(a) 51,685 6,740,241
Incyte Corp. *(a) 91,708 6,061,899
Inspire Medical Systems, Inc. *(a)
(c) 44,911 9,478,467
Insulet Corp. *(a) 17,221 4,008,188
International Bancshares Corp. (a) 7,360 440,054
International Flavors & Fragrances,
Inc. (a) 12,544 1,316,242
Intra-Cellular Therapies, Inc. *(a)(c) 24,649 1,803,567
Invesco Ltd. (a) 600,084 10,537,475
IQVIA Holdings, Inc. *(a) 13,326 3,157,862
Iridium Communications, Inc. (a) 96,878 2,949,935
ITT, Inc. (a) 26,850 4,014,344
Jabil, Inc. (a) 4,242 508,319
Jacobs Solutions, Inc. (a)(c) 42,586 5,574,507
James Hardie Industries plc,
CHESS (2)*(a) 122,855 4,881,966
Jazz Pharmaceuticals plc *(a)(c) 30,663 3,416,165
JB Hunt Transport Services, Inc.
(a)(c) 28,478 4,907,614
Johnson & Johnson (a)(c) 60,451 9,796,689
KB Home (a)(c) 45,516 3,900,266
KBR, Inc. (a) 33,252 2,165,703
Kemper Corp. (a) 62,289 3,815,201
Keurig Dr Pepper, Inc. (a) 118,962 4,458,696
Kirby Corp. *(a) 16,756 2,051,437
KLA Corp. (a) 9,333 7,227,569
Kohl's Corp. (a)(c) 187,375 3,953,613
Kraft Heinz Co. (The) (a)(c) 124,436 4,368,948
Kroger Co. (The) (a) 68,418 3,920,351
Kyndryl Holdings, Inc. *(a) 90,692 2,084,102
L3Harris Technologies, Inc. (a) 6,847 1,628,696
Labcorp Holdings, Inc. (a) 43,405 9,700,149
Lamar Advertising Co., Class A,
REIT (a)(c) 4,488 599,597
Lantheus Holdings, Inc. *(a)(c) 31,292 3,434,297
Leggett & Platt, Inc. (a)(c) 139,948 1,906,092

Schedule of Investments
September 30, 2024 (Unaudited)
AQR LONG-SHORT EQUITY FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | September 2024

(Continued)
INVESTMENTS SHARES VALUE ($)
United States - 118.9% (continued)
Leidos Holdings, Inc. (a) 33,613 5,478,919
Lennar Corp., Class A (a) 52,372 9,818,703
Lennox International, Inc. (a) 6,984 4,220,361
Light & Wonder, Inc. *(a) 59,136 5,365,409
Lincoln National Corp. (a) 176,789 5,570,621
LivaNova plc *(a) 42,096 2,211,724
Loews Corp. (a) 37,505 2,964,770
Louisiana-Pacific Corp. (a) 31,052 3,336,848
Lyft, Inc., Class A *(a) 167,680 2,137,920
LyondellBasell Industries NV, Class
A (a)(c) 12,925 1,239,508
Manhattan Associates, Inc. *(a) 28,062 7,896,086
ManpowerGroup, Inc. (a) 79,859 5,871,234
Marathon Petroleum Corp. (a) 40,189 6,547,190
Markel Group, Inc. *(a) 789 1,237,610
Marriott Vacations Worldwide Corp.
(a)(c) 39,547 2,905,914
Marvell Technology, Inc. (a)(c) 74,509 5,373,589
Masco Corp. (a) 75,105 6,304,314
MasTec, Inc. *(a) 64,397 7,927,271
Matador Resources Co. (a)(c) 71,921 3,554,336
McKesson Corp. (a) 5,011 2,477,539
Medpace Holdings, Inc. *(a)(c) 21,860 7,296,868
Medtronic plc (a) 124,655 11,222,690
MetLife, Inc. (a) 68,142 5,620,352
Micron Technology, Inc. (a) 4,821 499,986
Mid-America Apartment
Communities, Inc., REIT (a)(c) 5,368 852,975
Mister Car Wash, Inc. *(a)(c) 151,045 983,303
MKS Instruments, Inc. (a)(c) 3,791 412,120
Mohawk Industries, Inc. *(a) 47,101 7,568,189
Molina Healthcare, Inc. *(a)(c) 12,871 4,434,832
Molson Coors Beverage Co., Class
B (a)(c) 79,169 4,553,801
Mondelez International, Inc., Class
A (a) 88,899 6,549,189
Monolithic Power Systems, Inc.
(a)(c) 5,924 5,476,738
Mosaic Co. (The) (a)(c) 80,673 2,160,423
MSCI, Inc., Class A (a) 4,703 2,741,520
Murphy Oil Corp. (a) 13,949 470,639
Natera, Inc. *(a)(c) 65,895 8,365,370
National Fuel Gas Co. (a)(c) 100,402 6,085,365
Nestle SA (Registered) (2)(a) 69,341 6,968,246
NetApp, Inc. (a) 57,189 7,063,413
Netflix, Inc. *(a) 10,888 7,722,532
Neurocrine Biosciences, Inc. *(a) 72,476 8,350,685
New Jersey Resources Corp. (a) 113,021 5,334,591
New York Times Co. (The), Class
A (a) 99,827 5,557,369
Newell Brands, Inc. (a) 505,366 3,881,211
News Corp., Class A (a) 149,315 3,976,258
Nexstar Media Group, Inc., Class
A (a)(c) 38,796 6,414,919
NiSource, Inc. (a) 202,206 7,006,438
NNN REIT, Inc., REIT (a)(c) 99,467 4,823,155
Northern Trust Corp. (a)(c) 38,262 3,444,728
Northrop Grumman Corp. (a) 10,477 5,532,589
NOV, Inc. (a)(c) 239,879 3,830,868
Nutanix, Inc., Class A *(a) 108,807 6,446,815
INVESTMENTS SHARES VALUE ($)
United States - 118.9% (continued)
nVent Electric plc (a)(c) 12,783 898,134
NVIDIA Corp. (a) 97,755 11,871,367
OGE Energy Corp. (a)(c) 23,861 978,778
Old Dominion Freight Line, Inc.
(a)(c) 19,441 3,861,760
Old Republic International Corp.
(a) 55,735 1,974,134
Olin Corp. (a) 141,780 6,802,604
Ollie's Bargain Outlet Holdings,
Inc. *(a) 98,318 9,556,510
OneMain Holdings, Inc. (a) 50,575 2,380,565
Onto Innovation, Inc. *(a) 11,719 2,432,396
Oracle Corp. (a)(c) 26,737 4,555,985
Organon & Co. (a)(c) 238,337 4,559,387
Oshkosh Corp. (a) 11,786 1,181,075
Owens Corning (a) 22,653 3,998,708
Packaging Corp. of America (a) 37,154 8,002,972
Palo Alto Networks, Inc. *(a) 7,638 2,610,668
Park Hotels & Resorts, Inc., REIT
(a)(c) 410,381 5,786,372
Parker-Hannifin Corp. (a) 1,909 1,206,144
Parsons Corp. *(a) 36,154 3,748,447
PayPal Holdings, Inc. *(a)(c) 120,230 9,381,547
Pegasystems, Inc. (a) 52,005 3,801,045
Penske Automotive Group, Inc. (a) 34,967 5,679,340
Pentair plc (a) 65,005 6,356,839
Penumbra, Inc. *(a)(c) 19,075 3,706,463
PepsiCo, Inc. (a) 78,220 13,301,311
Perrigo Co. plc (a) 101,431 2,660,535
Pfizer, Inc. (a) 75,831 2,194,549
PG&E Corp. (a) 285,391 5,642,180
Pilgrim's Pride Corp. *(a)(c) 26,107 1,202,227
Pinterest, Inc., Class A *(a) 216,030 6,992,891
Playtika Holding Corp. (a) 368,450 2,918,124
Polaris, Inc. (a) 41,328 3,440,143
Popular, Inc. (a) 73,911 7,411,056
PPG Industries, Inc. (a) 76,575 10,143,125
Progressive Corp. (The) (a) 45,653 11,584,905
Prosperity Bancshares, Inc. (a)(c) 84,969 6,123,716
Prudential Financial, Inc. (a) 43,778 5,301,516
Public Storage, REIT (a)(c) 47,895 17,427,553
Qualys, Inc. *(a) 6,794 872,757
Ralph Lauren Corp., Class A (a) 91,844 17,805,795
Realty Income Corp., REIT (a) 34,777 2,205,557
Reinsurance Group of America,
Inc. (a) 12,191 2,656,053
Republic Services, Inc., Class A (a) 11,217 2,252,822
ResMed, Inc. (a)(c) 15,348 3,746,754
Reynolds Consumer Products,
Inc. (a) 88,661 2,757,357
RH *(a) 7,530 2,518,258
RingCentral, Inc., Class A *(a) 62,605 1,980,196
Rivian Automotive, Inc., Class A
*(a)(c) 105,548 1,184,249
Robert Half, Inc. (a) 133,539 9,001,864
Robinhood Markets, Inc., Class
A *(a) 161,289 3,777,388
ROBLOX Corp., Class A *(a)(c) 209,942 9,292,033
Roche Holding AG (2)(a) 18,856 6,034,245
Ross Stores, Inc. (a)(c) 78,364 11,794,566

AQR Funds | N-PORT Part F | September 2024
See notes to Schedule of Investments.
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
September 30, 2024 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
United States - 118.9% (continued)
Royal Caribbean Cruises Ltd. (a)
(c) 6,425 1,139,538
Royal Gold, Inc. (a) 61,394 8,613,578
Ryder System, Inc. (a) 3,333 485,951
Sabra Health Care REIT, Inc.,
REIT (a) 55,905 1,040,392
Samsara, Inc., Class A *(a)(c) 76,236 3,668,476
SBA Communications Corp., REIT
(a) 5,666 1,363,806
Schlumberger NV (a)(c) 10,373 435,147
Schneider Electric SE (2)(a) 12,194 3,214,435
Science Applications International
Corp. (a) 3,475 483,963
Scotts Miracle-Gro Co. (The) (a) 94,139 8,161,851
Seagate Technology Holdings plc
(a)(c) 56,223 6,158,105
Sealed Air Corp. (a) 55,688 2,021,474
SentinelOne, Inc., Class A *(a)(c) 116,753 2,792,732
ServiceNow, Inc. *(a)(c) 3,779 3,379,900
Shell plc (2)(a) 420,948 13,656,285
Sherwin-Williams Co. (The) (a) 2,876 1,097,683
Signify NV (2)(a)(b) 209,405 4,939,767
Skechers USA, Inc., Class A *(a) 68,423 4,578,867
Skyworks Solutions, Inc. (a)(c) 51,092 5,046,357
SLM Corp. (a)(c) 155,224 3,549,973
Smartsheet, Inc., Class A *(a) 179,056 9,912,540
Snap, Inc., Class A *(a)(c) 478,481 5,119,747
Snap-on, Inc. (a) 5,024 1,455,503
Solventum Corp. *(a)(c) 7,490 522,203
Sonoco Products Co. (a) 15,519 847,803
Sotera Health Co. *(a)(c) 157,403 2,628,630
SS&C Technologies Holdings, Inc.
(a) 92,528 6,866,503
Stanley Black & Decker, Inc. (a)(c) 32,709 3,602,242
State Street Corp. (a) 51,568 4,562,221
Stifel Financial Corp. (a) 6,481 608,566
Synchrony Financial (a)(c) 120,058 5,988,493
T. Rowe Price Group, Inc. (a)(c) 36,141 3,936,839
Tapestry, Inc. (a) 356,530 16,749,779
Targa Resources Corp. (a) 25,204 3,730,444
Target Corp. (a) 51,755 8,066,534
Taylor Morrison Home Corp., Class
A *(a) 44,654 3,137,390
TD SYNNEX Corp. (a) 67,881 8,151,150
Teleflex, Inc. (a) 8,277 2,047,068
Tenet Healthcare Corp. *(a) 36,773 6,111,673
Teradata Corp. *(a) 156,667 4,753,277
Teradyne, Inc. (a) 15,680 2,100,022
Terex Corp. (a)(c) 131,723 6,969,464
Texas Capital Bancshares, Inc.
*(a)(c) 136,246 9,736,139
Texas Pacific Land Corp. (a)(c) 3,662 3,239,918
Texas Roadhouse, Inc., Class A (a) 90,958 16,063,183
Textron, Inc. (a) 52,577 4,657,271
T-Mobile US, Inc. (a) 9,389 1,937,514
Toll Brothers, Inc. (a) 62,662 9,680,652
Trade Desk, Inc. (The), Class A
*(a)(c) 20,394 2,236,202
Trane Technologies plc (a) 3,353 1,303,412
TransUnion (a) 80,329 8,410,446
INVESTMENTS SHARES VALUE ($)
United States - 118.9% (continued)
Travel + Leisure Co. (a) 29,766 1,371,617
Travelers Cos., Inc. (The) (a) 16,576 3,880,773
Trimble, Inc. *(a)(c) 165,642 10,284,712
TripAdvisor, Inc. *(a)(c) 248,505 3,600,837
Truist Financial Corp. (a) 129,509 5,539,100
Twilio, Inc., Class A *(a) 83,858 5,469,219
TXNM Energy, Inc. (a) 66,397 2,906,197
Ubiquiti, Inc. (a) 6,315 1,400,162
UFP Industries, Inc. (a) 17,367 2,278,724
UGI Corp. (a) 371,490 9,294,680
UiPath, Inc., Class A *(a)(c) 333,226 4,265,293
Ultragenyx Pharmaceutical, Inc.
*(a) 64,653 3,591,474
UMB Financial Corp. (a)(c) 28,376 2,982,601
United Parcel Service, Inc., Class
B (a) 27,816 3,792,433
United Therapeutics Corp. *(a) 16,217 5,811,362
Universal Display Corp. (a)(c) 13,704 2,876,470
Universal Health Services, Inc.,
Class B (a) 20,336 4,657,147
Unum Group (a) 112,330 6,676,895
UWM Holdings Corp., Class A (a)
(c) 61,067 520,291
Vail Resorts, Inc. (a)(c) 36,068 6,286,292
Valero Energy Corp. (a)(c) 7,607 1,027,173
Valley National Bancorp (a) 1,064,297 9,642,531
Veeva Systems, Inc., Class A *(a) 29,239 6,136,389
VeriSign, Inc. *(a) 68,232 12,961,351
Vertiv Holdings Co., Class A (a) 53,009 5,273,865
Virtu Financial, Inc., Class A (a) 152,418 4,642,652
Vistra Corp. (a) 29,084 3,447,617
Vulcan Materials Co. (a) 13,672 3,423,879
W R Berkley Corp. (a) 28,011 1,589,064
Walt Disney Co. (The) (a) 117,564 11,308,481
Weatherford International plc (a)(c) 19,834 1,684,303
WEC Energy Group, Inc. (a)(c) 42,134 4,052,448
Wells Fargo & Co. (a)(c) 31,181 1,761,415
Wendy's Co. (The) (a) 1,313,967 23,020,701
WESCO International, Inc. (a) 12,115 2,035,078
Western Alliance Bancorp (a) 28,415 2,457,613
Westinghouse Air Brake
Technologies Corp. (a) 46,381 8,430,674
Whirlpool Corp. (a)(c) 39,378 4,213,446
Wingstop, Inc. (a) 41,758 17,374,668
Woodward, Inc. (a) 32,563 5,584,880
Workday, Inc., Class A *(a) 14,988 3,663,217
Xcel Energy, Inc. (a) 263,285 17,192,510
Ziff Davis, Inc. *(a)(c) 60,356 2,936,923
Zions Bancorp NA (a) 89,354 4,219,296
Zoetis, Inc., Class A (a)(c) 8,910 1,740,836
Zoom Video Communications, Inc.,
Class A *(a) 114,846 8,009,360
Zscaler, Inc. *(a)(c) 36,443 6,229,566
2,348,262,619
TOTAL COMMON STOCKS
(Cost $3,696,962,408) 4,064,156,880

Schedule of Investments
September 30, 2024 (Unaudited)
AQR LONG-SHORT EQUITY FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | September 2024

(Continued)
INVESTMENTS SHARES VALUE ($)
SHORT-TERM INVESTMENTS - 80.1%
INVESTMENT COMPANIES - 21 .5%
Goldman Sachs Financial Square
Funds - Treasury Instruments
Fund, Institutional Shares, 4.75%
(d)(e) 2,503,130 2,503,130
Limited Purpose Cash Investment
Fund, 4.90% (d)(f) 422,445,049 422,318,316
TOTAL INVESTMENT COMPANIES
(Cost $424,738,330) 424,821,446
—
PRINCIPAL
AMOUNT
U.S. TREASURY OBLIGATIONS - 58 .6%
U.S. Treasury Bills
5.26%, 10/3/2024 (2)(g) $ 7,990,000 7,987,916
5.26%, 10/10/2024 (2)(g) 120,000,000 119,860,649
5.29%, 10/17/2024 (2)(g) 56,615,000 56,496,675
5.30%, 10/24/2024 (2)(g) 29,000,000 28,912,503
5.30%, 10/31/2024 (2)(g) 70,000,000 69,727,263
5.29%, 11/7/2024 (2)(g)(h) 25,428,000 25,305,228
5.29%, 12/5/2024 (2)(g) 146,848,000 145,649,059
5.28%, 12/12/2024 (2)(g) 70,000,000 69,374,200
5.29%, 12/19/2024 (2)(g) 80,000,000 79,209,122
5.28%, 12/26/2024 (2)(g) 36,084,000 35,695,666
5.25%, 1/2/2025 (2)(g) 90,000,000 88,962,642
5.21%, 1/9/2025 (2)(g) 26,303,000 25,978,213
5.11%, 1/16/2025 (2)(g) 30,000,000 29,601,258
5.12%, 1/23/2025 (2)(g) 45,332,000 44,695,529
4.81%, 2/6/2025 (2)(g)(h) 90,000,000 88,595,999
4.91%, 2/13/2025 (2)(g) 40,000,000 39,343,094
4.89%, 2/20/2025 (2)(g)(h) 20,000,000 19,656,735
4.80%, 2/27/2025 (2)(g)(h) 60,000,000 58,924,717
4.76%, 3/6/2025 (2)(g)(h) 39,623,000 38,880,399
4.51%, 3/20/2025 (2)(g)(h) 29,657,000 29,055,499
4.35%, 3/27/2025 (2)(g) 10,000,000 9,790,796
4.31%, 4/3/2025 (2)(g) 46,148,000 45,162,583
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $1,155,685,048) 1,156,865,745
TOTAL SHORT-TERM INVESTMENTS
(Cost $1,580,423,378) 1,581,687,191
TOTAL LONG POSITIONS
(Cost $5,277,385,786) 5,645,844,071
SHARES
SHORT POSITIONS - (198.5)%
COMMON STOCKS - (197.4)%
Argentina - ( 0 .3 ) %
Arcadium Lithium plc (1,836,613) (5,234,347)
Australia - ( 6 .3 ) %
ALS Ltd. (2) (481,653) (4,774,863)
Ampol Ltd. (2) (152,384) (3,214,393)
APA Group (2) (998,495) (5,343,678)
BHP Group Ltd. (2) (257,683) (8,000,068)
Cleanaway Waste Management
Ltd. (2) (928,085) (1,880,054)
Domino's Pizza Enterprises Ltd. (2) (156,075) (3,815,159)
Endeavour Group Ltd. (2) (1,222,837) (4,228,737)
Fortescue Ltd. (2) (73,573) (1,037,716)
Glencore plc (2) (1,607,461) (9,205,370)
INVESTMENTS SHARES VALUE ($)
Australia - (6.3)% (continued)
IDP Education Ltd. (2) (373,066) (4,086,992)
IGO Ltd. (2) (392,458) (1,576,130)
Liontown Resources Ltd. (2) (2,100,794) (1,161,111)
Lynas Rare Earths Ltd. (2) (1,160,873) (6,369,171)
Medibank Pvt Ltd. (2) (525,354) (1,325,444)
Mineral Resources Ltd. (2) (293,569) (10,466,773)
New Hope Corp. Ltd. (2) (545,105) (1,954,989)
NEXTDC Ltd. (2) (317,504) (3,828,909)
Pilbara Minerals Ltd. (2) (5,657,728) (12,725,806)
Ramsay Health Care Ltd. (2) (103,836) (2,980,483)
Rio Tinto plc (2) (131,174) (9,311,731)
Santos Ltd. (2) (384,761) (1,864,327)
SEEK Ltd. (2) (30,008) (513,682)
South32 Ltd. (2) (634,376) (1,627,119)
Transurban Group (2) (325,545) (2,941,327)
Treasury Wine Estates Ltd. (2) (892,427) (7,367,386)
Washington H Soul Pattinson &
Co. Ltd. (2) (68,255) (1,634,892)
Whitehaven Coal Ltd. (2) (193,113) (957,720)
Woodside Energy Group Ltd. (2) (521,587) (8,990,725)
Woolworths Group Ltd. (2) (32,918) (756,431)
(123,941,186)
Belgium - ( 0 .7 ) %
D'ieteren Group (2) (24,300) (5,145,593)
Elia Group SA/NV (2) (17,714) (2,024,533)
Lotus Bakeries NV (2) (299) (4,012,319)
Umicore SA (2) (158,390) (2,055,606)
(13,238,051)
Brazil - ( 0 .2 ) %
MercadoLibre, Inc. (1,147) (2,353,598)
Yara International ASA (2) (71,748) (2,266,757)
(4,620,355)
Burkina Faso - ( 0 .3 ) %
Endeavour Mining plc (2) (281,605) (6,664,257)
Canada - ( 4 .4 ) %
Air Canada (55,474) (672,275)
Alimentation Couche-Tard, Inc. (27,082) (1,497,224)
ARC Resources Ltd. (130,915) (2,212,811)
Bank of Montreal (6,154) (555,314)
BCE, Inc. (90,380) (3,142,199)
Brookfield Asset Management Ltd.,
Class A (139,384) (6,589,681)
CAE, Inc. (34,623) (649,989)
Cameco Corp. (99,067) (4,732,684)
Canadian National Railway Co. (10,043) (1,176,021)
Canadian Pacific Kansas City Ltd. (61,706) (5,277,485)
Canadian Tire Corp. Ltd., Class A (3,700) (443,442)
Capstone Copper Corp. (138,447) (1,082,025)
CGI, Inc. (15,522) (1,786,043)
Element Fleet Management Corp. (94,886) (2,017,761)
Emera, Inc. (115,894) (4,566,521)
Gildan Activewear, Inc. (26,505) (1,247,594)
Hydro One Ltd. (b) (123,668) (4,286,706)
MEG Energy Corp. (40,598) (762,760)
National Bank of Canada (31,336) (2,959,711)
Northland Power, Inc. (144,748) (2,496,928)

AQR Funds | N-PORT Part F | September 2024
See notes to Schedule of Investments.
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
September 30, 2024 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
Canada - (4.4)% (continued)
RB Global, Inc. (86,662) (6,974,868)
Restaurant Brands International,
Inc. (174,289) (12,576,335)
Rogers Communications, Inc.,
Class B (91,738) (3,688,648)
Sun Life Financial, Inc. (26,899) (1,560,299)
Teck Resources Ltd., Class B (51,694) (2,700,036)
Thomson Reuters Corp. (8,373) (1,428,199)
TMX Group Ltd. (138,026) (4,326,165)
Tourmaline Oil Corp. (74,179) (3,444,995)
WSP Global, Inc. (7,943) (1,411,175)
(86,265,894)
Chile - ( 1 .1 ) %
Antofagasta plc (2) (482,496) (13,005,613)
Lundin Mining Corp. (763,608) (8,000,536)
(21,006,149)
Denmark - ( 2 .0 ) %
Ambu A/S, Class B (2) (63,681) (1,247,917)
Coloplast A/S, Class B (2) (61,289) (7,988,747)
DSV A/S (2) (53,815) (11,075,668)
Novo Nordisk A/S, Class B (2) (112,483) (13,341,779)
Orsted A/S (2)(b) (41,994) (2,781,364)
Tryg A/S (2) (72,206) (1,712,350)
Zealand Pharma A/S (2) (13,924) (1,694,155)
(39,841,980)
Finland - ( 1 .1 ) %
Kesko OYJ, Class B (2) (180,448) (3,849,781)
Metso OYJ (2) (404,364) (4,323,631)
Neste OYJ (2) (217,067) (4,217,193)
Nordea Bank Abp (2) (259,426) (3,062,587)
Orion OYJ, Class B (2) (23,905) (1,309,848)
Stora Enso OYJ, Class R (2) (393,488) (5,034,317)
(21,797,357)
France - ( 6 .2 ) %
Aeroports de Paris SA (2) (34,981) (4,492,519)
Air France-KLM (2) (50,445) (505,204)
Air Liquide SA (2) (25,124) (4,851,701)
Airbus SE (2) (61,473) (8,996,963)
Alten SA (2) (6,264) (700,275)
AXA SA (2) (39,842) (1,533,792)
BioMerieux (2) (11,936) (1,430,522)
Bollore SE (2) (271,945) (1,815,261)
Bureau Veritas SA (2) (55,917) (1,855,136)
Capgemini SE (2) (58,355) (12,598,881)
Dassault Systemes SE (2) (97,619) (3,877,504)
Edenred SE (2) (283,950) (10,754,782)
EssilorLuxottica SA (2) (66,992) (15,872,040)
Forvia SE (2) (44,650) (459,355)
Getlink SE (2) (106,567) (1,900,800)
Hermes International SCA (2) (3,075) (7,571,747)
Kering SA (2) (19,898) (5,727,688)
L'Oreal SA (2) (9,854) (4,419,883)
Pernod Ricard SA (2) (79,727) (12,062,091)
Publicis Groupe SA (2) (29,571) (3,236,143)
Remy Cointreau SA (2) (9,878) (769,484)
Sartorius Stedim Biotech (2) (36,292) (7,598,776)
INVESTMENTS SHARES VALUE ($)
France - (6.2)% (continued)
SOITEC (2) (9,654) (966,933)
Teleperformance SE (2) (35,869) (3,710,663)
Thales SA (2) (16,827) (2,674,337)
Ubisoft Entertainment SA (2) (268,315) (3,012,506)
(123,394,986)
Germany - ( 3 .8 ) %
Aurubis AG (2) (38,747) (2,842,869)
Beiersdorf AG (2) (33,230) (5,001,775)
Brenntag SE (2) (30,419) (2,270,551)
Carl Zeiss Meditec AG (2) (36,030) (2,858,414)
Continental AG (2) (10,969) (710,834)
CTS Eventim AG & Co. KGaA (2) (53,838) (5,605,918)
Deutsche Post AG (2) (187,210) (8,350,817)
Fraport AG Frankfurt Airport
Services Worldwide (2) (25,682) (1,432,909)
HUGO BOSS AG (2) (68,816) (3,151,468)
Infineon Technologies AG (2) (427,153) (14,996,456)
Merck KGaA (2) (38,584) (6,811,267)
MTU Aero Engines AG (2) (17,628) (5,509,246)
Puma SE (2) (63,182) (2,642,022)
Rational AG (2) (1,292) (1,319,066)
RWE AG (2) (31,888) (1,161,770)
Siemens Energy AG (2) (2,660) (98,207)
Siemens Healthineers AG (2)(b) (107,524) (6,457,967)
Symrise AG, Class A (2) (4,293) (594,106)
Wacker Chemie AG (2) (33,118) (3,275,641)
(75,091,303)
Ireland - ( 0 .5 ) %
Accenture plc, Class A (26,241) (9,275,669)
Italy - ( 3 .2 ) %
Amplifon SpA (2) (65,472) (1,884,323)
BPER Banca SpA (2) (1,417,293) (7,985,361)
Coca-Cola HBC AG (2) (68,952) (2,458,295)
Davide Campari-Milano NV (2) (277,147) (2,349,255)
DiaSorin SpA (2) (15,457) (1,807,333)
Ferrari NV (2) (17,958) (8,415,144)
FinecoBank Banca Fineco SpA (2) (47,494) (815,090)
Generali (2) (244,283) (7,070,207)
Hera SpA (2) (278,310) (1,110,586)
Infrastrutture Wireless Italiane SpA
(2)(b) (338,917) (4,168,487)
Interpump Group SpA (2) (41,242) (1,926,639)
Leonardo SpA (2) (85,328) (1,909,751)
Mediobanca Banca di Credito
Finanziario SpA (2) (401,877) (6,866,628)
Moncler SpA (2) (92,635) (5,889,426)
Recordati Industria Chimica e
Farmaceutica SpA (2) (45,423) (2,570,317)
Reply SpA (2) (18,148) (2,736,707)
Snam SpA (2) (139,747) (711,836)
Telecom Italia SpA (2) (3,677,337) (1,022,410)
Terna - Rete Elettrica Nazionale (2) (220,159) (1,982,937)
(63,680,732)
Japan - ( 29 .1 ) %
Advantest Corp. (2) (168,900) (7,943,581)
Aeon Co. Ltd. (2) (23,200) (630,119)
Ajinomoto Co., Inc. (2) (346,800) (13,421,824)

Schedule of Investments
September 30, 2024 (Unaudited)
AQR LONG-SHORT EQUITY FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | September 2024

(Continued)
INVESTMENTS SHARES VALUE ($)
Japan - (29.1)% (continued)
Allegro MicroSystems, Inc. (183,945) (4,285,919)
Asahi Intecc Co. Ltd. (2) (215,300) (3,787,837)
Astellas Pharma, Inc. (2) (193,100) (2,231,728)
Azbil Corp. (2) (283,200) (2,301,807)
Bridgestone Corp. (2) (168,800) (6,518,701)
Chiba Bank Ltd. (The) (2) (665,500) (5,409,403)
Chugai Pharmaceutical Co. Ltd. (2) (90,900) (4,406,023)
Dai Nippon Printing Co. Ltd. (2) (24,000) (428,526)
Daifuku Co. Ltd. (2) (152,300) (2,948,195)
Daikin Industries Ltd. (2) (46,200) (6,484,679)
Daiwa Securities Group, Inc. (2) (1,398,800) (9,921,221)
Denso Corp. (2) (393,900) (5,920,868)
Dentsu Group, Inc. (2) (193,300) (5,957,877)
East Japan Railway Co. (2) (120,100) (2,383,503)
Eisai Co. Ltd. (2) (122,500) (4,566,181)
FANUC Corp. (2) (136,300) (4,003,187)
Fast Retailing Co. Ltd. (2) (1,400) (464,516)
Fuji Electric Co. Ltd. (2) (86,200) (5,223,136)
Goldwin, Inc. (2) (30,900) (1,790,199)
Hakuhodo DY Holdings, Inc. (2) (232,100) (1,901,893)
Hamamatsu Photonics KK (2) (799,200) (10,428,127)
Haseko Corp. (2) (32,100) (421,040)
Hoshizaki Corp. (2) (81,600) (2,841,788)
Ibiden Co. Ltd. (2) (123,200) (3,807,735)
Idemitsu Kosan Co. Ltd. (2) (263,400) (1,910,004)
Isetan Mitsukoshi Holdings Ltd. (2) (195,200) (3,064,342)
Isuzu Motors Ltd. (2) (121,900) (1,662,127)
ITOCHU Corp. (2) (22,400) (1,207,250)
Japan Airport Terminal Co. Ltd. (2) (55,200) (1,991,981)
Kawasaki Heavy Industries Ltd. (2) (40,700) (1,668,258)
Keisei Electric Railway Co. Ltd. (2) (315,800) (9,414,914)
Kikkoman Corp. (2) (349,300) (3,973,826)
Kinden Corp. (2) (47,100) (1,042,575)
Kintetsu Group Holdings Co. Ltd.
(2) (126,300) (3,145,453)
Koito Manufacturing Co. Ltd. (2) (72,000) (1,001,732)
Kubota Corp. (2) (405,900) (5,795,617)
Kurita Water Industries Ltd. (2) (35,100) (1,518,682)
Kyocera Corp. (2) (610,200) (7,131,534)
Kyoto Financial Group, Inc. (2) (164,400) (2,549,467)
Lasertec Corp. (2) (3,500) (583,543)
M3, Inc. (2) (304,200) (3,046,253)
Marui Group Co. Ltd. (2) (97,100) (1,623,905)
MatsukiyoCocokara & Co. (2) (252,300) (4,156,729)
MINEBEA MITSUMI, Inc. (2) (104,400) (2,063,618)
Mitsubishi Chemical Group Corp.
(2) (134,500) (865,162)
Mitsubishi Corp. (2) (879,200) (18,269,647)
Mitsubishi Electric Corp. (2) (182,600) (2,961,945)
Mitsubishi HC Capital, Inc. (2) (271,800) (1,930,358)
Mitsubishi Heavy Industries Ltd. (2) (844,400) (12,618,711)
Mitsubishi Motors Corp. (2) (862,700) (2,347,165)
Mitsui & Co. Ltd. (2) (557,200) (12,461,242)
Mitsui Chemicals, Inc. (2) (77,400) (2,067,515)
Mizuho Financial Group, Inc. (2) (113,900) (2,354,408)
MonotaRO Co. Ltd. (2) (148,200) (2,471,234)
Nexon Co. Ltd. (2) (119,500) (2,374,693)
NIDEC Corp. (2) (186,400) (3,924,297)
Nikon Corp. (2) (359,800) (3,726,489)
Nippon Paint Holdings Co. Ltd. (2) (769,900) (5,863,504)
INVESTMENTS SHARES VALUE ($)
Japan - (29.1)% (continued)
Nippon Sanso Holdings Corp. (2) (117,900) (4,327,279)
Nippon Telegraph & Telephone
Corp. (2) (5,402,300) (5,538,359)
Nissan Chemical Corp. (2) (307,500) (11,038,734)
Nissan Motor Co. Ltd. (2) (1,743,400) (4,952,362)
Nissin Foods Holdings Co. Ltd. (2) (217,700) (6,083,468)
Nitori Holdings Co. Ltd. (2) (76,400) (11,374,618)
Nitto Denko Corp. (2) (41,000) (689,959)
Nomura Research Institute Ltd. (2) (170,200) (6,316,409)
NTT Data Group Corp. (2) (249,100) (4,483,226)
Obayashi Corp. (2) (633,000) (8,066,733)
Odakyu Electric Railway Co. Ltd.
(2) (246,500) (2,749,416)
Omron Corp. (2) (157,400) (7,196,280)
Ono Pharmaceutical Co. Ltd. (2) (420,000) (5,637,799)
Open House Group Co. Ltd. (2) (65,900) (2,492,713)
Oriental Land Co. Ltd. (2) (391,000) (10,114,151)
Otsuka Holdings Co. Ltd. (2) (87,800) (4,986,963)
Pan Pacific International Holdings
Corp. (2) (67,900) (1,764,302)
Rakuten Group, Inc. (2) (663,500) (4,281,174)
Renesas Electronics Corp. (2) (597,300) (8,668,417)
Rinnai Corp. (2) (54,300) (1,341,327)
Rohm Co. Ltd. (2) (258,800) (2,915,556)
Sanrio Co. Ltd. (2) (33,700) (971,240)
Secom Co. Ltd. (2) (141,200) (5,222,855)
Sega Sammy Holdings, Inc. (2) (140,800) (2,820,884)
Seibu Holdings, Inc. (2) (450,100) (10,013,046)
SG Holdings Co. Ltd. (2) (288,700) (3,096,412)
Sharp Corp. (2) (528,300) (3,513,534)
Shimadzu Corp. (2) (287,600) (9,619,230)
Shin-Etsu Chemical Co. Ltd. (2) (42,000) (1,755,197)
Shinko Electric Industries Co. Ltd.
(2) (85,400) (3,266,020)
Shiseido Co. Ltd. (2) (59,600) (1,620,924)
Shizuoka Financial Group, Inc. (2) (89,600) (781,517)
SMC Corp. (2) (24,000) (10,733,294)
Subaru Corp. (2) (205,900) (3,642,605)
SUMCO Corp. (2) (556,000) (6,013,664)
Sumitomo Forestry Co. Ltd. (2) (185,800) (9,145,958)
Sumitomo Metal Mining Co. Ltd.
(2) (271,100) (8,135,811)
Sumitomo Mitsui Trust Holdings,
Inc. (2) (154,900) (3,707,522)
Suzuki Motor Corp. (2) (826,400) (9,305,174)
Sysmex Corp. (2) (446,100) (8,829,989)
T&D Holdings, Inc. (2) (158,700) (2,798,008)
Taisei Corp. (2) (208,700) (9,164,563)
Takeda Pharmaceutical Co. Ltd. (2) (85,700) (2,469,325)
Terumo Corp. (2) (670,700) (12,706,069)
TIS, Inc. (2) (17,000) (433,954)
Tobu Railway Co. Ltd. (2) (54,500) (951,978)
Toei Animation Co. Ltd. (2) (103,800) (2,194,144)
Tokyu Corp. (2) (211,200) (2,735,023)
TOTO Ltd. (2) (48,000) (1,785,479)
Toyota Industries Corp. (2) (115,600) (8,963,919)
Toyota Motor Corp. (2) (801,200) (14,400,778)
Unicharm Corp. (2) (176,500) (6,358,555)
Yakult Honsha Co. Ltd. (2) (247,200) (5,724,851)
Yamaha Corp. (2) (117,300) (1,014,364)

AQR Funds | N-PORT Part F | September 2024
See notes to Schedule of Investments.
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
September 30, 2024 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
Japan - (29.1)% (continued)
Yamaha Motor Co. Ltd. (2) (922,300) (8,306,333)
Yaskawa Electric Corp. (2) (200,100) (7,004,786)
ZOZO, Inc. (2) (461,200) (16,755,215)
(574,199,258)
Jordan - ( 0 .1 ) %
Hikma Pharmaceuticals plc (2) (44,768) (1,145,598)
Luxembourg - ( 0 .3 ) %
ArcelorMittal SA (2) (35,409) (927,172)
Eurofins Scientific SE (2) (85,491) (5,420,231)
(6,347,403)
Netherlands - ( 2 .6 ) %
ASML Holding NV (2) (9,480) (7,886,039)
ASR Nederland NV (2) (234,917) (11,516,193)
BE Semiconductor Industries NV
(2) (40,417) (5,154,811)
Heineken NV (2) (56,550) (5,019,955)
IMCD NV (2) (22,081) (3,835,800)
OCI NV (2) (28,048) (799,636)
Randstad NV (2) (33,682) (1,673,530)
SBM Offshore NV (2) (42,712) (780,761)
Universal Music Group NV (2) (529,635) (13,855,899)
(50,522,624)
Norway - ( 0 .5 ) %
Gjensidige Forsikring ASA (158,349) (2,962,024)
Mowi ASA (2) (187,493) (3,368,003)
Salmar ASA (77,734) (4,077,133)
TOMRA Systems ASA (2) (28,486) (418,702)
(10,825,862)
Poland - ( 0 .1 ) %
InPost SA (2) (88,938) (1,679,161)
Singapore - ( 1 .0 ) %
CapitaLand Investment Ltd. (2) (2,452,700) (5,930,070)
City Developments Ltd. (2) (184,800) (774,181)
DBS Group Holdings Ltd. (2) (138,260) (4,094,475)
Keppel Ltd. (2) (1,249,100) (6,416,211)
Oversea-Chinese Banking Corp.
Ltd. (2) (46,900) (549,010)
Seatrium Ltd. (2) (1,001,855) (1,387,779)
(19,151,726)
South Africa - ( 0 .4 ) %
Anglo American plc (2) (223,280) (7,257,876)
Spain - ( 2 .0 ) %
Acciona SA (2) (35,331) (5,012,647)
Amadeus IT Group SA (2) (163,257) (11,823,486)
Banco Bilbao Vizcaya Argentaria
SA (2) (488,890) (5,281,123)
Cellnex Telecom SA (2)(b) (103,790) (4,207,938)
Corp. ACCIONA Energias
Renovables SA (2) (75,796) (1,780,885)
Fluidra SA (2) (52,028) (1,363,900)
Grifols SA (2) (153,860) (1,748,593)
Redeia Corp. SA (2) (421,647) (8,197,276)
(39,415,848)
INVESTMENTS SHARES VALUE ($)
Sweden - ( 3 .4 ) %
Assa Abloy AB, Class B (2) (86,616) (2,918,085)
Atlas Copco AB, Class A (2) (99,290) (1,924,281)
Axfood AB (2) (125,398) (3,534,258)
Beijer Ref AB, Class B (2) (153,878) (2,533,397)
Epiroc AB, Class A (2) (447,403) (9,690,510)
EQT AB (2) (249,361) (8,560,050)
Hexagon AB, Class B (2) (244,388) (2,632,321)
Holmen AB, Class B (2) (90,317) (3,910,318)
Husqvarna AB, Class B (2) (67,370) (471,907)
Indutrade AB (2) (1,790) (55,705)
Lifco AB, Class B (2) (141,617) (4,663,973)
Nibe Industrier AB, Class B (2) (253,748) (1,390,710)
Saab AB, Class B (2) (178,012) (3,793,528)
Sandvik AB (2) (97,835) (2,189,268)
Securitas AB, Class B (2) (338,420) (4,296,193)
Skandinaviska Enskilda Banken
AB, Class A (2) (27,810) (425,722)
Skanska AB, Class B (2) (238,666) (4,975,058)
Svenska Cellulosa AB SCA, Class
B (2) (245,876) (3,584,690)
Svenska Handelsbanken AB,
Class A (2) (162,544) (1,669,643)
Swedish Orphan Biovitrum AB (72,530) (2,335,335)
Volvo Car AB, Class B (2) (226,625) (623,897)
(66,178,849)
Switzerland - ( 5 .7 ) %
Avolta AG (2) (61,896) (2,619,783)
Bachem Holding AG, Class B (2) (29,795) (2,511,760)
Baloise Holding AG (Registered)
(2) (7,974) (1,630,633)
Barry Callebaut AG (Registered)
(2) (5,311) (9,832,992)
BKW AG (2) (8,963) (1,625,335)
Chocoladefabriken Lindt &
Spruengli AG (2) (473) (6,101,665)
Cie Financiere Richemont SA
(Registered) (2) (63,106) (10,021,504)
Clariant AG (Registered) (2) (89,146) (1,351,106)
DSM-Firmenich AG (2) (3,330) (459,564)
EMS-Chemie Holding AG
(Registered) (2) (4,092) (3,438,229)
Galenica AG (2)(b) (26,072) (2,297,097)
Helvetia Holding AG (Registered)
(2) (33,236) (5,747,517)
Partners Group Holding AG (2) (5,623) (8,477,666)
Schindler Holding AG (2) (23,164) (6,798,732)
SIG Group AG (2) (560,604) (12,498,616)
Sika AG (Registered) (2) (2,714) (899,597)
Straumann Holding AG
(Registered) (2) (39,076) (6,391,867)
Swatch Group AG (The) (2) (25,213) (5,406,340)
Swiss Life Holding AG (Registered)
(2) (871) (728,817)
Swisscom AG (Registered) (2) (7,291) (4,764,737)
Tecan Group AG (Registered) (2) (14,424) (4,740,018)
Temenos AG (Registered) (2) (14,697) (1,028,996)
UBS Group AG (Registered) (2) (317,762) (9,832,843)

Schedule of Investments
September 30, 2024 (Unaudited)
AQR LONG-SHORT EQUITY FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | September 2024

(Continued)
INVESTMENTS SHARES VALUE ($)
Switzerland - (5.7)% (continued)
VAT Group AG (2)(b) (4,721) (2,414,313)
(111,619,727)
United Kingdom - ( 8 .2 ) %
Admiral Group plc (2) (46,883) (1,747,564)
Ashtead Group plc (2) (119,759) (9,279,024)
AstraZeneca plc (2) (74,576) (11,617,929)
BAE Systems plc (2) (444,308) (7,376,434)
Barratt Developments plc (2) (1,245,103) (7,988,093)
Berkeley Group Holdings plc (2) (96,667) (6,114,324)
ConvaTec Group plc (2)(b) (157,360) (477,935)
Croda International plc (2) (64,239) (3,629,646)
Diageo plc (2) (334,605) (11,687,720)
Diploma plc (2) (7,838) (465,929)
Entain plc (2) (241,302) (2,465,418)
Flutter Entertainment plc (2) (22,344) (5,254,225)
Halma plc (2) (92,266) (3,226,125)
Harbour Energy plc (2) (309,729) (1,104,707)
Hargreaves Lansdown plc (2) (215,618) (3,213,405)
Informa plc (2) (335,872) (3,693,761)
Investec plc (2) (59,238) (450,863)
JD Sports Fashion plc (2) (4,608,118) (9,501,676)
Legal & General Group plc (2) (1,517,621) (4,599,585)
Melrose Industries plc (2) (394,961) (2,413,829)
National Grid plc (2) (325,081) (4,493,597)
Next plc (2) (13,649) (1,787,971)
Pennon Group plc (58,396) (462,189)
Reckitt Benckiser Group plc (2) (78,725) (4,816,725)
RS GROUP plc (2) (285,719) (3,105,458)
Sage Group plc (The) (2) (219,557) (3,015,887)
Severn Trent plc (2) (161,403) (5,714,231)
Smith & Nephew plc (2) (231,305) (3,590,066)
Spirax Group plc (2) (60,001) (6,048,399)
SSE plc (2) (243,356) (6,133,644)
St James's Place plc (2) (275,600) (2,707,513)
Unilever plc (2) (143,400) (9,297,095)
United Utilities Group plc (2) (258,571) (3,625,248)
Wise plc, Class A (2) (631,280) (5,676,245)
WPP plc (2) (539,028) (5,521,498)
(162,303,958)
United States - ( 113 .9 ) %
AAON, Inc. (84,626) (9,126,068)
Acadia Healthcare Co., Inc. (21,837) (1,384,684)
Advance Auto Parts, Inc. (89,927) (3,506,254)
Advanced Drainage Systems, Inc. (8,604) (1,352,205)
Advanced Micro Devices, Inc. (33,885) (5,559,851)
Affirm Holdings, Inc., Class A (91,938) (3,752,909)
Aflac, Inc. (52,316) (5,848,929)
Agilent Technologies, Inc. (15,288) (2,269,962)
Air Lease Corp., Class A (62,957) (2,851,323)
Air Products and Chemicals, Inc. (14,441) (4,299,663)
Albemarle Corp. (51,127) (4,842,238)
Alexandria Real Estate Equities,
Inc., REIT (7,929) (941,569)
ALLETE, Inc. (57,558) (3,694,648)
Alliant Energy Corp. (151,411) (9,189,134)
Ally Financial, Inc. (29,337) (1,044,104)
Alphabet, Inc., Class A (127,374) (21,124,978)
Altair Engineering, Inc., Class A (88,904) (8,491,221)
INVESTMENTS SHARES VALUE ($)
United States - (113.9)% (continued)
American Airlines Group, Inc. (53,957) (606,477)
American Financial Group, Inc. (14,804) (1,992,618)
American Homes 4 Rent, Class
A, REIT (53,423) (2,050,909)
American Water Works Co., Inc. (38,154) (5,579,641)
AMETEK, Inc. (27,913) (4,792,941)
Amgen, Inc. (16,256) (5,237,846)
Amphenol Corp., Class A (21,248) (1,384,520)
Analog Devices, Inc. (1,850) (425,815)
Aon plc, Class A (24,921) (8,622,417)
API Group Corp. (129,774) (4,285,137)
Apollo Global Management, Inc. (101,219) (12,643,265)
Apple, Inc. (30,047) (7,000,951)
AppLovin Corp., Class A (3,507) (457,839)
Aptiv plc (20,332) (1,464,107)
Arch Capital Group Ltd. (84,263) (9,427,344)
Armstrong World Industries, Inc. (3,273) (430,170)
Arrowhead Pharmaceuticals, Inc. (295,843) (5,730,479)
Arthur J Gallagher & Co. (27,813) (7,825,744)
ASGN, Inc. (44,935) (4,189,290)
Aspen Technology, Inc. (31,337) (7,483,902)
Associated Banc-Corp. (217,887) (4,693,286)
Autodesk, Inc. (6,457) (1,778,774)
Automatic Data Processing, Inc. (25,821) (7,145,445)
AutoZone, Inc. (2,014) (6,344,181)
Avantor, Inc. (162,817) (4,212,076)
Avery Dennison Corp. (35,652) (7,870,536)
Avis Budget Group, Inc. (8,418) (737,333)
Axon Enterprise, Inc. (10,360) (4,139,856)
Azenta, Inc. (101,081) (4,896,364)
Bath & Body Works, Inc. (143,242) (4,572,285)
Belden, Inc. (34,101) (3,994,250)
Bentley Systems, Inc., Class B (118,628) (6,027,489)
BILL Holdings, Inc. (42,946) (2,265,831)
Biogen, Inc. (27,480) (5,326,723)
Bio-Rad Laboratories, Inc., Class A (18,234) (6,100,732)
Bio-Techne Corp. (66,069) (5,280,895)
BJ's Wholesale Club Holdings, Inc. (62,026) (5,115,904)
Block, Inc., Class A (36,021) (2,418,090)
Blue Owl Capital, Inc., Class A (658,344) (12,745,540)
Boeing Co. (The) (67,414) (10,249,625)
BorgWarner, Inc. (89,123) (3,234,274)
Brighthouse Financial, Inc. (29,776) (1,340,813)
Brookfield Renewable Corp., Class
A (74,426) (2,430,147)
Brown & Brown, Inc. (69,736) (7,224,650)
Brown-Forman Corp., Class B (164,924) (8,114,261)
BRP, Inc. (107,664) (6,407,538)
Brunswick Corp. (121,462) (10,180,945)
Bunge Global SA (45,076) (4,356,145)
Cabot Corp. (17,894) (2,000,012)
Cadence Bank (15,045) (479,183)
Cadence Design Systems, Inc. (23,753) (6,437,776)
Campbell Soup Co. (123,963) (6,064,270)
Capital One Financial Corp. (20,778) (3,111,090)
Carnival Corp. (65,453) (1,209,571)
Carrier Global Corp. (48,989) (3,943,125)
Casey's General Stores, Inc. (23,897) (8,978,342)
Caterpillar, Inc. (4,678) (1,829,659)
Cboe Global Markets, Inc. (9,687) (1,984,576)

AQR Funds | N-PORT Part F | September 2024
See notes to Schedule of Investments.
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
September 30, 2024 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
United States - (113.9)% (continued)
CCC Intelligent Solutions Holdings,
Inc. (40,830) (451,172)
CDW Corp. (32,870) (7,438,481)
Celanese Corp., Class A (106,697) (14,506,524)
Celsius Holdings, Inc. (54,067) (1,695,541)
Cencora, Inc. (25,629) (5,768,575)
Certara, Inc. (177,688) (2,080,726)
CF Industries Holdings, Inc. (36,162) (3,102,700)
Charles River Laboratories
International, Inc. (6,809) (1,341,169)
Charles Schwab Corp. (The) (99,453) (6,445,549)
Chart Industries, Inc. (26,335) (3,269,227)
Chemed Corp. (4,311) (2,590,782)
Chemours Co. (The) (177,930) (3,615,538)
Chesapeake Energy Corp. (34,727) (2,856,296)
Chevron Corp. (47,905) (7,054,969)
Chord Energy Corp. (38,532) (5,018,022)
Church & Dwight Co., Inc. (77,791) (8,146,274)
Churchill Downs, Inc. (61,459) (8,309,871)
Civitas Resources, Inc. (31,107) (1,576,192)
Clarivate plc (467,398) (3,318,526)
Clearway Energy, Inc., Class C (115,128) (3,532,127)
Cleveland-Cliffs, Inc. (36,321) (463,819)
CMS Energy Corp. (120,872) (8,537,189)
Columbia Sportswear Co. (115,442) (9,603,620)
Comerica, Inc. (58,897) (3,528,519)
Commercial Metals Co. (38,905) (2,138,219)
Conagra Brands, Inc. (152,102) (4,946,357)
Confluent, Inc., Class A (32,772) (667,893)
ConocoPhillips (9,363) (985,737)
Constellation Brands, Inc., Class A (31,960) (8,235,772)
Copart, Inc. (169,694) (8,891,966)
Core & Main, Inc., Class A (105,008) (4,662,355)
Corpay, Inc. (5,679) (1,776,164)
Corteva, Inc. (61,652) (3,624,521)
CoStar Group, Inc. (74,342) (5,608,360)
Coty, Inc., Class A (622,291) (5,843,312)
Crane NXT Co. (74,360) (4,171,596)
Credit Acceptance Corp. (1,564) (693,509)
Crocs, Inc. (26,928) (3,899,444)
CSL Ltd. (2) (11,487) (2,269,068)
CSX Corp. (128,760) (4,446,083)
CubeSmart, REIT (142,438) (7,667,438)
Danaher Corp. (10,647) (2,960,079)
Darden Restaurants, Inc. (7,414) (1,216,860)
Dayforce, Inc. (59,207) (3,626,429)
Deckers Outdoor Corp. (31,626) (5,042,766)
Deere & Co. (30,545) (12,747,345)
Dexcom, Inc. (34,741) (2,329,037)
Digital Realty Trust, Inc., REIT (16,897) (2,734,442)
Dollar General Corp. (53,983) (4,565,342)
Dollar Tree, Inc. (136,032) (9,565,770)
Domino's Pizza, Inc. (1,399) (601,766)
Dover Corp. (35,173) (6,744,071)
Doximity, Inc., Class A (37,913) (1,651,869)
DR Horton, Inc. (41,025) (7,826,339)
DraftKings, Inc., Class A (139,057) (5,451,034)
Dropbox, Inc., Class A (167,936) (4,270,612)
DTE Energy Co. (44,037) (5,654,791)
DXC Technology Co. (66,917) (1,388,528)
INVESTMENTS SHARES VALUE ($)
United States - (113.9)% (continued)
Eagle Materials, Inc. (1,740) (500,511)
Eastman Chemical Co. (17,857) (1,999,091)
Elanco Animal Health, Inc. (216,634) (3,182,353)
Elastic NV (9,665) (741,885)
Elevance Health, Inc. (5,516) (2,868,320)
elf Beauty, Inc. (58,683) (6,398,207)
Emerson Electric Co. (14,249) (1,558,413)
Enovis Corp. (43,144) (1,857,349)
Enphase Energy, Inc. (38,018) (4,296,794)
Envista Holdings Corp. (94,566) (1,868,624)
EOG Resources, Inc. (48,439) (5,954,606)
EQT Corp. (328,921) (12,051,665)
Equinix, Inc., REIT (722) (640,869)
Erie Indemnity Co., Class A (22,183) (11,974,827)
Esab Corp. (10,849) (1,153,357)
Essential Utilities, Inc. (13,888) (535,660)
Exelon Corp. (58,268) (2,362,767)
ExlService Holdings, Inc. (66,424) (2,534,076)
Expedia Group, Inc. (17,819) (2,637,568)
Expeditors International of
Washington, Inc. (20,559) (2,701,453)
Extra Space Storage, Inc., REIT (41,728) (7,518,968)
FactSet Research Systems, Inc. (2,185) (1,004,772)
Fastenal Co. (106,946) (7,638,083)
Ferrovial SE (2) (155,500) (6,682,932)
Fifth Third Bancorp (146,875) (6,292,125)
First Citizens BancShares, Inc.,
Class A (491) (903,906)
First Financial Bankshares, Inc. (60,194) (2,227,780)
First Industrial Realty Trust, Inc.,
REIT (19,030) (1,065,299)
First Solar, Inc. (6,477) (1,615,623)
FirstEnergy Corp. (20,465) (907,623)
Fiserv, Inc. (38,777) (6,966,288)
Five Below, Inc. (77,675) (6,862,586)
Five9, Inc. (152,073) (4,369,057)
Floor & Decor Holdings, Inc., Class
A (94,669) (11,755,050)
Fortrea Holdings, Inc. (95,276) (1,905,520)
Fox Corp., Class A (176,740) (7,481,404)
Frontier Communications Parent,
Inc. (313,516) (11,139,223)
FTI Consulting, Inc. (33,200) (7,554,992)
GATX Corp. (46,436) (6,150,448)
GE HealthCare Technologies, Inc. (108,122) (10,147,250)
Generac Holdings, Inc. (19,734) (3,135,338)
General Mills, Inc. (21,841) (1,612,958)
Gentex Corp. (242,654) (7,204,397)
Glacier Bancorp, Inc. (95,028) (4,342,780)
GLOBALFOUNDRIES, Inc. (25,366) (1,020,982)
Globant SA (17,619) (3,491,029)
Globus Medical, Inc., Class A (101,347) (7,250,364)
Graco, Inc. (50,781) (4,443,845)
Graham Holdings Co., Class B (957) (786,386)
GRAIL, Inc. (38,257) (526,416)
Graphic Packaging Holding Co. (256,989) (7,604,305)
Greif, Inc., Class A (6,887) (431,539)
GXO Logistics, Inc. (16,741) (871,704)
Haemonetics Corp. (27,200) (2,186,336)
Haleon plc (2) (1,160,823) (6,074,007)

Schedule of Investments
September 30, 2024 (Unaudited)
AQR LONG-SHORT EQUITY FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | September 2024

(Continued)
INVESTMENTS SHARES VALUE ($)
United States - (113.9)% (continued)
Harley-Davidson, Inc. (45,448) (1,751,111)
Hartford Financial Services Group,
Inc. (The) (15,872) (1,866,706)
Hayward Holdings, Inc. (155,280) (2,381,995)
Healthcare Realty Trust, Inc., REIT (60,625) (1,100,344)
Helen of Troy Ltd. (61,544) (3,806,496)
Henry Schein, Inc. (133,333) (9,719,976)
Hershey Co. (The) (54,235) (10,401,188)
Hilton Grand Vacations, Inc. (157,538) (5,721,780)
Home Depot, Inc. (The) (28,011) (11,350,057)
Honeywell International, Inc. (29,150) (6,025,597)
Host Hotels & Resorts, Inc., REIT (25,550) (449,680)
Houlihan Lokey, Inc., Class A (89,851) (14,198,255)
Howard Hughes Holdings, Inc. (25,668) (1,987,473)
HP, Inc. (126,442) (4,535,475)
Hubbell, Inc., Class B (4,325) (1,852,614)
Humana, Inc. (12,173) (3,855,676)
Hyatt Hotels Corp., Class A (60,393) (9,191,815)
IAC, Inc. (140,498) (7,561,602)
IDACORP, Inc. (25,101) (2,587,662)
IDEX Corp. (16,695) (3,581,078)
Independence Realty Trust, Inc.,
REIT (48,228) (988,674)
Informatica, Inc., Class A (82,776) (2,092,577)
Ingersoll Rand, Inc. (124,620) (12,232,699)
Ingredion, Inc. (4,712) (647,570)
Insperity, Inc. (25,831) (2,273,128)
Intercontinental Exchange, Inc. (30,531) (4,904,500)
International Business Machines
Corp. (50,832) (11,237,939)
International Paper Co. (129,229) (6,312,837)
Interpublic Group of Cos., Inc.
(The) (101,968) (3,225,248)
Intuit, Inc. (12,934) (8,032,014)
Intuitive Surgical, Inc. (4,692) (2,305,039)
Ionis Pharmaceuticals, Inc. (262,749) (10,525,725)
Iron Mountain, Inc., REIT (6,331) (752,313)
J M Smucker Co. (The) (46,722) (5,658,034)
Jack Henry & Associates, Inc. (18,568) (3,277,995)
Janus Henderson Group plc (44,979) (1,712,351)
Jefferies Financial Group, Inc. (40,092) (2,467,663)
Johnson Controls International plc (44,400) (3,445,884)
JPMorgan Chase & Co. (30,416) (6,413,518)
Kenvue, Inc. (370,441) (8,568,300)
KeyCorp (165,442) (2,771,154)
Keysight Technologies, Inc. (32,007) (5,086,873)
Kimberly-Clark Corp. (82,833) (11,785,479)
Kinsale Capital Group, Inc. (2,935) (1,366,448)
Knife River Corp. (15,551) (1,390,104)
Knight-Swift Transportation
Holdings, Inc., Class A (40,739) (2,197,869)
Lamb Weston Holdings, Inc. (43,752) (2,832,504)
Lancaster Colony Corp. (23,151) (4,087,772)
Landstar System, Inc. (20,716) (3,912,631)
Lattice Semiconductor Corp. (139,515) (7,404,061)
Liberty Broadband Corp., Class C (70,973) (5,485,503)
Lincoln Electric Holdings, Inc. (4,364) (837,975)
Linde plc (21,131) (10,076,529)
Lithia Motors, Inc., Class A (18,955) (6,020,866)
Live Nation Entertainment, Inc. (87,893) (9,623,405)
INVESTMENTS SHARES VALUE ($)
United States - (113.9)% (continued)
LKQ Corp. (123,858) (4,944,411)
Lowe's Cos., Inc. (22,793) (6,173,484)
LPL Financial Holdings, Inc. (8,440) (1,963,397)
Lucid Group, Inc. (1,479,376) (5,222,197)
Lumentum Holdings, Inc. (49,188) (3,117,535)
MACOM Technology Solutions
Holdings, Inc. (88,823) (9,882,447)
Macy's, Inc. (503,115) (7,893,874)
MarketAxess Holdings, Inc. (2,124) (544,169)
Marriott International, Inc., Class A (38,637) (9,605,158)
Marsh & McLennan Cos., Inc. (23,403) (5,220,975)
Martin Marietta Materials, Inc. (12,943) (6,966,570)
Masimo Corp. (31,027) (4,136,830)
Mastercard, Inc., Class A (7,753) (3,828,431)
Match Group, Inc. (186,275) (7,048,646)
McCormick & Co., Inc.
(Non-Voting) (5,170) (425,491)
McDonald's Corp. (41,102) (12,515,970)
MDU Resources Group, Inc. (67,249) (1,843,295)
Merck & Co., Inc. (27,788) (3,155,605)
Meta Platforms, Inc., Class A (10,834) (6,201,815)
Mettler-Toledo International, Inc. (509) (763,347)
MGM Resorts International (317,869) (12,425,499)
Microchip Technology, Inc. (72,314) (5,806,091)
Microsoft Corp. (40,708) (17,516,652)
MicroStrategy, Inc., Class A (51,386) (8,663,680)
Middleby Corp. (The) (26,041) (3,623,084)
Moderna, Inc. (113,021) (7,553,193)
MongoDB, Inc., Class A (7,452) (2,014,648)
Monster Beverage Corp. (409,928) (21,385,943)
Moody's Corp. (2,293) (1,088,235)
Morningstar, Inc. (7,756) (2,475,095)
MP Materials Corp. (521,714) (9,208,252)
MSA Safety, Inc. (13,695) (2,428,671)
Murphy USA, Inc. (2,366) (1,166,130)
Nasdaq, Inc. (24,050) (1,755,891)
nCino, Inc. (81,134) (2,563,023)
Neogen Corp. (230,773) (3,879,294)
New Fortress Energy, Inc. (469,803) (4,270,509)
New York Community Bancorp,
Inc. (46,150) (518,265)
Newmont Corp. (34,385) (1,837,878)
NextEra Energy, Inc. (99,502) (8,410,904)
NEXTracker, Inc., Class A (100,244) (3,757,145)
NIKE, Inc., Class B (224,798) (19,872,143)
Nordson Corp. (25,792) (6,773,753)
Nordstrom, Inc. (83,433) (1,876,408)
Norfolk Southern Corp. (2,194) (545,209)
Northwestern Energy Group, Inc. (7,591) (434,357)
Norwegian Cruise Line Holdings
Ltd. (343,105) (7,037,084)
Novanta, Inc. (15,561) (2,784,174)
NRG Energy, Inc. (57,491) (5,237,430)
Nucor Corp. (59,370) (8,925,686)
Occidental Petroleum Corp. (44,536) (2,295,385)
Okta, Inc., Class A (56,910) (4,230,689)
Old National Bancorp (78,984) (1,473,841)
Omnicom Group, Inc. (14,101) (1,457,902)
ON Semiconductor Corp. (42,660) (3,097,543)
ONE Gas, Inc. (48,094) (3,579,155)

AQR Funds | N-PORT Part F | September 2024
See notes to Schedule of Investments.
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
September 30, 2024 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
United States - (113.9)% (continued)
ONEOK, Inc. (154,635) (14,091,888)
Option Care Health, Inc. (175,697) (5,499,316)
O'Reilly Automotive, Inc. (3,421) (3,939,624)
Ormat Technologies, Inc. (58,620) (4,510,223)
Otis Worldwide Corp. (23,739) (2,467,432)
Paramount Global, Class B (388,757) (4,128,599)
Paychex, Inc. (67,875) (9,108,146)
Paycom Software, Inc. (37,177) (6,192,573)
Paycor HCM, Inc. (144,390) (2,048,894)
Paylocity Holding Corp. (35,936) (5,928,362)
PBF Energy, Inc., Class A (17,406) (538,716)
Penn Entertainment, Inc. (468,292) (8,831,987)
Performance Food Group Co. (5,603) (439,107)
Permian Resources Corp., Class A (414,044) (5,635,139)
Phillips 66 (45,505) (5,981,632)
Pinnacle Financial Partners, Inc. (121,176) (11,871,613)
Planet Fitness, Inc., Class A (164,905) (13,393,584)
Plug Power, Inc. (645,030) (1,457,768)
PNC Financial Services Group,
Inc. (The) (15,924) (2,943,551)
Pool Corp. (14,469) (5,451,919)
Portland General Electric Co. (10,752) (515,021)
Post Holdings, Inc. (8,863) (1,025,892)
PotlatchDeltic Corp., REIT (31,574) (1,422,409)
Power Integrations, Inc. (14,353) (920,314)
Premier, Inc., Class A (90,283) (1,805,660)
Primerica, Inc. (15,412) (4,086,492)
Principal Financial Group, Inc. (38,051) (3,268,581)
Procore Technologies, Inc. (15,195) (937,835)
Procter & Gamble Co. (The) (47,474) (8,222,497)
Progyny, Inc. (156,230) (2,618,415)
Prologis, Inc., REIT (10,168) (1,284,015)
PTC, Inc. (39,555) (7,146,006)
Public Service Enterprise Group,
Inc. (149,617) (13,347,333)
PulteGroup, Inc. (73,002) (10,477,977)
PVH Corp. (60,617) (6,112,012)
QIAGEN NV (2) (26,472) (1,196,639)
Qorvo, Inc. (6,966) (719,588)
Quanta Services, Inc. (38,329) (11,427,791)
QuantumScape Corp. (914,977) (5,261,118)
Range Resources Corp. (127,722) (3,928,729)
Raymond James Financial, Inc. (13,931) (1,705,990)
Rayonier, Inc., REIT (67,727) (2,179,455)
RBC Bearings, Inc. (17,671) (5,290,344)
Regal Rexnord Corp. (11,721) (1,944,279)
Regeneron Pharmaceuticals, Inc. (1,331) (1,399,200)
Regions Financial Corp. (193,355) (4,510,972)
Reliance, Inc. (31,778) (9,190,515)
RenaissanceRe Holdings Ltd. (21,813) (5,941,861)
Repligen Corp. (35,962) (5,351,865)
Revvity, Inc. (59,108) (7,551,047)
Rexford Industrial Realty, Inc.,
REIT (109,493) (5,508,593)
RLI Corp. (18,065) (2,799,714)
Rocket Cos., Inc., Class A (61,224) (1,174,889)
Rockwell Automation, Inc. (16,543) (4,441,134)
Roivant Sciences Ltd. (473,614) (5,465,506)
Roku, Inc., Class A (41,522) (3,100,033)
Roper Technologies, Inc. (6,815) (3,792,139)
INVESTMENTS SHARES VALUE ($)
United States - (113.9)% (continued)
Royalty Pharma plc, Class A (48,225) (1,364,285)
RPM International, Inc. (62,316) (7,540,236)
Ryan Specialty Holdings, Inc.,
Class A (43,130) (2,863,401)
S&P Global, Inc. (18,209) (9,407,134)
Saia, Inc. (21,171) (9,257,231)
Salesforce, Inc. (36,142) (9,892,427)
Schneider National, Inc., Class B (146,621) (4,184,563)
SEI Investments Co. (48,164) (3,332,467)
Sempra (160,680) (13,437,668)
Service Corp. International (106,507) (8,406,598)
Shift4 Payments, Inc., Class A (62,703) (5,555,486)
Silgan Holdings, Inc. (107,406) (5,638,815)
Silicon Laboratories, Inc. (22,779) (2,632,569)
Simpson Manufacturing Co., Inc. (18,992) (3,632,600)
SiteOne Landscape Supply, Inc. (7,759) (1,170,911)
SoFi Technologies, Inc. (78,051) (613,481)
Southern Co. (The) (234,437) (21,141,528)
Southwest Airlines Co. (385,400) (11,419,402)
Southwest Gas Holdings, Inc. (126,364) (9,320,609)
Spire, Inc. (45,738) (3,077,710)
Starbucks Corp. (92,929) (9,059,648)
Stellantis NV (2) (751,367) (10,404,961)
STERIS plc (10,906) (2,645,141)
Stryker Corp. (40,625) (14,676,188)
Super Micro Computer, Inc. (9,540) (3,972,456)
Swiss Re AG (2) (7,102) (982,771)
Synaptics, Inc. (8,204) (636,466)
Synopsys, Inc. (13,747) (6,961,343)
Sysco Corp. (119,381) (9,318,881)
Take-Two Interactive Software, Inc. (94,303) (14,495,314)
TEGNA, Inc. (121,187) (1,912,331)
Teledyne Technologies, Inc. (7,072) (3,095,132)
Tempur Sealy International, Inc. (199,796) (10,908,862)
Tenaris SA (2) (81,937) (1,300,496)
Tesla, Inc. (24,198) (6,330,923)
Texas Instruments, Inc. (17,259) (3,565,192)
Thermo Fisher Scientific, Inc. (2,137) (1,321,884)
Thor Industries, Inc. (66,638) (7,322,850)
Timken Co. (The) (16,556) (1,395,505)
TJX Cos., Inc. (The) (67,411) (7,923,489)
Toast, Inc., Class A (269,530) (7,630,394)
TopBuild Corp. (2,932) (1,192,767)
Toro Co. (The) (53,451) (4,635,805)
TPG, Inc. (240,047) (13,817,105)
Tractor Supply Co. (20,263) (5,895,115)
Tradeweb Markets, Inc., Class A (16,722) (2,068,010)
TransDigm Group, Inc. (2,653) (3,786,176)
Trex Co., Inc. (90,693) (6,038,340)
Tyler Technologies, Inc. (2,158) (1,259,668)
Tyson Foods, Inc., Class A (13,375) (796,615)
Uber Technologies, Inc. (137,533) (10,336,980)
U-Haul Holding Co. (1,508) (116,840)
Ulta Beauty, Inc. (6,236) (2,426,552)
Under Armour, Inc., Class A (69,126) (615,913)
Union Pacific Corp. (11,667) (2,875,682)
United Bankshares, Inc. (32,499) (1,205,713)
United Rentals, Inc. (10,758) (8,711,075)
UnitedHealth Group, Inc. (18,033) (10,543,534)
Unity Software, Inc. (329,085) (7,443,903)

Schedule of Investments
September 30, 2024 (Unaudited)
AQR LONG-SHORT EQUITY FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | September 2024

(Continued)
INVESTMENTS SHARES VALUE ($)
United States - (113.9)% (continued)
US Bancorp (163,619) (7,482,297)
Valaris Ltd. (22,109) (1,232,577)
Valmont Industries, Inc. (4,036) (1,170,238)
Valvoline, Inc. (225,854) (9,451,990)
Veralto Corp. (4,846) (542,074)
Verizon Communications, Inc. (245,049) (11,005,151)
Vertex Pharmaceuticals, Inc. (26,217) (12,193,002)
VF Corp. (224,587) (4,480,511)
Viatris, Inc. (346,537) (4,023,295)
VICI Properties, Inc., Class A,
REIT (80,399) (2,678,091)
Viking Therapeutics, Inc. (29,612) (1,874,736)
Visa, Inc., Class A (5,652) (1,554,017)
Vishay Intertechnology, Inc. (249,817) (4,724,039)
Visteon Corp. (9,900) (942,876)
Vontier Corp. (48,076) (1,622,084)
Vornado Realty Trust, REIT (105,005) (4,137,197)
Walgreens Boots Alliance, Inc. (858,420) (7,691,443)
Warner Bros Discovery, Inc. (104,779) (864,427)
Warner Music Group Corp., Class
A (139,880) (4,378,244)
Waste Connections, Inc. (15,283) (2,732,906)
Waste Management, Inc. (50,581) (10,500,616)
Waters Corp. (16,831) (6,057,309)
Watsco, Inc. (13,258) (6,521,345)
Watts Water Technologies, Inc.,
Class A (2,275) (471,357)
Wayfair, Inc., Class A (87,584) (4,920,469)
Webster Financial Corp. (98,955) (4,612,293)
West Pharmaceutical Services,
Inc. (22,709) (6,816,333)
Western Union Co. (The) (84,195) (1,004,446)
Westlake Corp. (7,775) (1,168,505)
Weyerhaeuser Co., REIT (164,064) (5,555,207)
White Mountains Insurance Group
Ltd. (902) (1,529,972)
Williams Cos., Inc. (The) (205,172) (9,366,102)
Williams-Sonoma, Inc. (31,620) (4,898,570)
WillScot Holdings Corp. (107,443) (4,039,857)
Wintrust Financial Corp. (27,138) (2,945,287)
Wolfspeed, Inc. (914,190) (8,867,643)
WP Carey, Inc., REIT (14,537) (905,655)
WW Grainger, Inc. (4,828) (5,015,375)
Wyndham Hotels & Resorts, Inc. (96,718) (7,557,545)
XPO, Inc. (38,954) (4,187,945)
Xylem, Inc. (34,323) (4,634,635)
YETI Holdings, Inc. (124,280) (5,099,208)
Yum! Brands, Inc. (113,614) (15,873,012)
ZoomInfo Technologies, Inc., Class
A (151,644) (1,564,966)
(2,251,542,906)
TOTAL COMMON STOCKS
(Proceeds $(3,836,469,501)) (3,896,243,062)
INVESTMENTS SHARES VALUE ($)
PREFERRED STOCKS - (1.1)%
Germany - ( 1 .1 ) %
Dr Ing hc F Porsche AG
(Preference) (2)(b) (151,922) (12,140,697)
Henkel AG & Co. KGaA
(Preference) (2) (4,732) (444,807)
Sartorius AG (Preference) (2) (19,085) (5,366,314)
Volkswagen AG (Preference) (2) (41,682) (4,427,151)
TOTAL PREFERRED STOCKS
(Proceeds $(26,529,168)) (22,378,969)
TOTAL SHORT POSITIONS
(Proceeds $(3,862,998,669)) (3,918,622,031)
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 87.5%
(Cost $1,414,387,117) 1,727,222,040
OTHER ASSETS IN EXCESS OF
LIABILITIES - 12.5% ‡ 247,152,408
NET ASSETS - 100.0% 1,974,374,448

AQR Funds | N-PORT Part F | September 2024
See notes to Schedule of Investments.
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
September 30, 2024 (Unaudited)
(Continued)
* Non-income producing security.
‡ Includes appreciation/(depreciation) on forward foreign currency exchange, futures and swap contracts.
(a) All or a portion of this security is segregated in connection with obligations for securities sold short. Total value of all such securities at September
30, 2024 amounted to $4,010,620,349, which is inclusive of rehypothecated amounts disclosed below. In addition, $233,989,493 of cash collateral was also pledged.
(b) Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of
Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at September 30, 2024 amounted to $31,234,816, which represents
1.58% of net assets of the Fund.
(c) All or a portion of this security has been rehypothecated in connection with the Fund's Master Securities Loan Agreement with State Street Bank and Trust Company. Total value of all such securities at September 30, 2024 amounted to $472,052,664.
(d) Represents 7-day effective yield as of September 30, 2024.
(e) All or a portion of the security pledged as collateral for forward foreign currency exchange and swap contracts.
(f) For the period ended September 30, 2024, transactions with and earnings from issuers considered to be an affiliated issuer were as follows:
(g) The rate shown was the effective yield at the date of purchase.
(h) All or a portion of the security pledged as collateral for swap contracts.
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ 37,145,498 1 .9%
Consumer Discretionary (94,328,900) ( 4 .8 )
Consumer Staples (69,699,467) ( 3 .5 )
Energy (1,941,720) ( 0 .1 )
Financials 258,828,830 13 .1
Health Care (3,167,801) ( 0 .2 )
Industrials 41,942,152 2 .1
Information Technology 58,447,740 3 .0
Materials (41,936,647) ( 2 .1 )
Real Estate (6,249,394) ( 0 .3 )
Utilities (33,505,442) ( 1 .7 )
Investment Companies 424,821,446 21 .5
U.S. Treasury Obligations 1,156,865,745 58 .6
Total Investments In Securities
At Value 1,727,222,040 87 .5
Other Assets in Excess of
Liabilities ‡ 247,152,408 12 .5
Net Assets
$ 1,974,374,448 100 .0%
Affiliate
Value
At
12/31/2023
Purchases
At
Cost
Proceeds
From
Sales
Net
Realized
Gain
(Loss)
Net
Change In
Unrealized
App/Dep
Value
At
9/30/2024
Shares
Held At
9/30/2024
Dividend
Income
Capital
Gain
Distributions
SHORT-TERM INVESTMENTS - 21.4%
INVESTMENT COMPANIES - 21.4%
Limited Purpose
Cash Investment
Fund,
4.90% (a)
(Cost $422,235,200) $267,234,005 $5,320,323,435 $(5,165,265,091) $2,789 $23,178 $422,318,316 422,445,049 $15,868,804 $–
(a) Represents 7-day effective yield as of September 30, 2024.
All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.
(2) Level 2 security.

Schedule of Investments
September 30, 2024 (Unaudited)
AQR LONG-SHORT EQUITY FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | September 2024

(Continued)
Total return swap contracts outstanding as of September 30, 2024 :
Over-the-Counter
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Amsterdam
Exchange Index
October Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity
At termination GSIN 10/18/2024 EUR 3,830,400 $ 47,924
Hang Seng Index
October Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity
At termination JPMC 10/30/2024 HKD 4,255,600 49,805
Hang Seng Index
October Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity
At termination GSIN 10/30/2024 HKD 13,830,700 163,150
Swiss Market
Index December
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity
At termination GSIN 12/20/2024 CHF 11,473,640 134,239
MSCI Australia
Net Return Index
Decreases in
total return
of reference
entity and
pays the BBR
plus or minus
a specified
spread (0.35%)
Increases in
total return of
reference entity
Monthly JPMC 12/18/2024 AUD 11,187,452 258,150
MSCI Canada Net
Return Index
Decreases in
total return
of reference
entity and pays
the CORRA
plus or minus
a specified
spread (-0.55%)
Increases in
total return of
reference entity
Monthly JPMC 12/18/2024 CAD 11,909,515 280,136
MSCI France Net
Return Index
Decreases in
total return
of reference
entity and
pays the ESTR
plus or minus
a specified
spread (0.20%)
Increases in
total return of
reference entity
Monthly JPMC 12/18/2024 EUR 6,175,211 232,757
MSCI Germany
Net Return Index
Decreases in
total return
of reference
entity and
pays the ESTR
plus or minus
a specified
spread (0.30%)
Increases in
total return of
reference entity
Monthly JPMC 12/18/2024 EUR 6,591,401 413,430
MSCI Hong Kong
Net Return Index
Decreases in
total return
of reference
entity and pays
the HIBOR
plus or minus
a specified
spread (0.50%)
Increases in
total return of
reference entity
Monthly JPMC 12/18/2024 HKD 7,596,456 198,221

AQR Funds | N-PORT Part F | September 2024
See notes to Schedule of Investments.
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
September 30, 2024 (Unaudited)
(Continued)
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
MSCI Italy Net
Return Index
Decreases in
total return
of reference
entity and
pays the ESTR
plus or minus
a specified
spread (-0.30%)
Increases in
total return of
reference entity
Monthly JPMC 12/18/2024 EUR 3,852,985 $ 94,503
MSCI Japan Net
Return Index
Decreases in
total return
of reference
entity and pays
the TONAR
plus or minus
a specified
spread (-0.05%)
Increases in
total return of
reference entity
Monthly JPMC 12/18/2024 JPY 2,947,999,070 1,136,512
MSCI
Netherlands Net
Return Index
Decreases in
total return
of reference
entity and
pays the ESTR
plus or minus
a specified
spread (0.30%)
Increases in
total return of
reference entity
Monthly JPMC 12/18/2024 EUR 5,302,451 300,977
MSCI Singapore
Net Return Index
Decreases in
total return
of reference
entity and pays
the SORA
plus or minus
a specified
spread (0.60%)
Increases in
total return of
reference entity
Monthly JPMC 12/18/2024 SGD 2,456,589 68,192
MSCI Spain Net
Return Index
Decreases in
total return
of reference
entity and
pays the ESTR
plus or minus
a specified
spread (0.10%)
Increases in
total return of
reference entity
Monthly JPMC 12/18/2024 EUR 3,530,495 217,180
MSCI Sweden
Net Return Index
Decreases in
total return of
reference entity
and pays the
STIBOR
Increases in
total return of
reference entity
Monthly JPMC 12/18/2024 SEK 36,437,463 224,232
MSCI Switzerland
Net Return Index
Decreases in
total return
of reference
entity and pays
the SARON
plus or minus
a specified
spread (0.30%)
Increases in
total return of
reference entity
Monthly JPMC 12/18/2024 CHF 6,175,327 167,703

Schedule of Investments
September 30, 2024 (Unaudited)
AQR LONG-SHORT EQUITY FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | September 2024

(Continued)
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
MSCI United
Kingdom Net
Return Index
Decreases in
total return
of reference
entity and pays
the SONIA
plus or minus
a specified
spread (0.40%)
Increases in
total return of
reference entity
Monthly JPMC 12/18/2024 GBP 7,783,846 $ 29,332
Net unrealized appreciation $ 4,016,443
Futures contracts outstanding as of September 30, 2024:
Exchange-Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
CAC 40 10 Euro Index 172 10/2024 EUR $ 14,645,870 $ 296,803
Hang Seng Index 9 10/2024 HKD 1,231,706 122,412
IBEX 35 Index 18 10/2024 EUR 2,382,644 31,748
MSCI Singapore Index 26 10/2024 SGD 694,682 (1,819)
OMXS30 Index 121 10/2024 SEK 3,128,401 89,802
DAX Index 23 12/2024 EUR 12,483,115 347,117
FTSE 100 Index 197 12/2024 GBP 21,830,181 (177,453)
FTSE/MIB Index 13 12/2024 EUR 2,463,896 28,666
S&P 500 E-Mini Index 2,108 12/2024 USD 612,821,951 15,934,075
S&P/TSX 60 Index 76 12/2024 CAD 16,233,413 252,422
SPI 200 Index 57 12/2024 AUD 8,182,853 118,557
TOPIX Index 143 12/2024 JPY 26,341,451 1,110,123
Net unrealized appreciation $ 18,152,453
Forward foreign currency exchange contracts outstanding as of September 30, 2024:
Over-the-Counter
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
AUD 19,965,000 USD 13,581,718 CITI 12/18/2024 $ 232,098
AUD 19,965,000 USD 13,581,650 JPMC 12/18/2024 232,166
CHF 2,054,600 USD 2,445,811 CITI 12/18/2024 3,063
CHF 2,054,600 USD 2,445,799 JPMC 12/18/2024 3,075
EUR 27,007,501 USD 30,110,250 CITI 12/18/2024 49,016
EUR 27,007,500 USD 30,110,098 JPMC 12/18/2024 49,167
GBP 14,377,001 USD 18,908,398 CITI 12/18/2024 309,547
GBP 14,377,000 USD 18,908,302 JPMC 12/18/2024 309,643
HKD 15,635,000 USD 2,012,286 CITI 12/18/2024 1,039
HKD 15,635,000 USD 2,012,276 JPMC 12/18/2024 1,050
JPY 3,277,348,125 USD 22,943,457 CITI 12/18/2024 105,719
JPY 3,277,348,126 USD 22,943,343 JPMC 12/18/2024 105,833
NOK 2,947,000 USD 278,262 CITI 12/18/2024 1,114
NOK 2,947,000 USD 278,260 JPMC 12/18/2024 1,114
NZD 116,000 USD 72,275 CITI 12/18/2024 1,430
NZD 115,999 USD 72,274 JPMC 12/18/2024 1,430
SEK 40,091,002 USD 3,938,125 CITI 12/18/2024 24,797
SEK 40,090,999 USD 3,938,105 JPMC 12/18/2024 24,816
SGD 2,296,499 USD 1,771,211 CITI 12/18/2024 22,560

AQR Funds | N-PORT Part F | September 2024
See notes to Schedule of Investments.
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
September 30, 2024 (Unaudited)
(Continued)
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
SGD 2,296,501 USD 1,771,254 JPMC 12/18/2024 $ 22,518
USD 459,041 CAD 616,795 CITI 12/18/2024 2,060
USD 459,043 CAD 616,794 JPMC 12/18/2024 2,062
USD 9,212,261 EUR 8,226,128 CITI 12/18/2024 26,148
USD 9,212,307 EUR 8,226,128 JPMC 12/18/2024 26,193
USD 11,573,954 JPY 1,630,000,000 CITI 12/18/2024 110,369
USD 11,574,012 JPY 1,630,000,000 JPMC 12/18/2024 110,428
USD 71,365 NOK 750,000 CITI 12/18/2024 265
USD 71,365 NOK 750,000 JPMC 12/18/2024 265
Total unrealized appreciation 1,778,985
CAD 19,674,500 USD 14,633,374 CITI 12/18/2024 (56,590)
CAD 19,674,499 USD 14,633,300 JPMC 12/18/2024 (56,516)
CHF 8,218,400 USD 9,819,585 CITI 12/18/2024 (24,091)
CHF 8,218,400 USD 9,819,536 JPMC 12/18/2024 (24,041)
DKK 31,375,222 USD 4,707,999 CITI 12/18/2024 (3,748)
DKK 31,375,221 USD 4,707,975 JPMC 12/18/2024 (3,725)
EUR 24,077,000 USD 26,974,934 CITI 12/18/2024 (88,157)
EUR 24,077,000 USD 26,974,799 JPMC 12/18/2024 (88,022)
ILS 2,624,000 USD 712,513 CITI 12/18/2024 (6,944)
ILS 2,624,000 USD 712,509 JPMC 12/18/2024 (6,940)
JPY 2,223,699,375 USD 15,764,083 CITI 12/18/2024 (125,087)
JPY 2,223,699,374 USD 15,764,004 JPMC 12/18/2024 (125,007)
NOK 2,947,000 USD 280,457 CITI 12/18/2024 (1,081)
NOK 2,947,000 USD 280,455 JPMC 12/18/2024 (1,080)
USD 4,055,299 AUD 6,060,000 CITI 12/18/2024 (137,625)
USD 4,055,320 AUD 6,060,000 JPMC 12/18/2024 (137,605)
USD 26,237,921 EUR 23,538,433 CITI 12/18/2024 (47,440)
USD 26,238,051 EUR 23,538,432 JPMC 12/18/2024 (47,307)
USD 9,409,125 GBP 7,162,000 CITI 12/18/2024 (164,425)
USD 9,409,172 GBP 7,162,000 JPMC 12/18/2024 (164,378)
USD 7,392,458 HKD 57,434,500 CITI 12/18/2024 (3,408)
USD 7,392,495 HKD 57,434,500 JPMC 12/18/2024 (3,371)
USD 9,861,403 JPY 1,410,000,000 CITI 12/18/2024 (54,949)
USD 9,861,452 JPY 1,410,000,000 JPMC 12/18/2024 (54,900)
USD 70,864 NOK 750,000 CITI 12/18/2024 (236)
USD 70,864 NOK 750,000 JPMC 12/18/2024 (235)
USD 17,659 SEK 179,621 CITI 12/18/2024 (96)
USD 17,659 SEK 179,618 JPMC 12/18/2024 (96)
USD 775,490 SGD 1,005,142 CITI 12/18/2024 (9,615)
USD 775,495 SGD 1,005,143 JPMC 12/18/2024 (9,611)
Total unrealized depreciation (1,446,326)
Net unrealized appreciation $ 332,659

Schedule of Investments
September 30, 2024 (Unaudited)
AQR LONG-SHORT EQUITY FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | September 2024

Total return basket swap contracts outstanding as of September 30, 2024:
Over-the-Counter
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
BNPP The Fund receives the total
return on a portfolio of long
equity positions and pays
or receives the SONIA
plus or minus a specified
spread (0.03%), which is
denominated in GBP based
on the local currencies of the
positions within the swap.
61 months
maturity
11/19/2026
$– $(414,412) $(650) $(415,062)
JPMC The Fund receives the total
return on a portfolio of short
equity positions and pays or
receives the CORRA plus
or minus a specified spread
(-0.20% to 0.00%), which is
denominated in CAD based
on the local currencies of the
positions within the swap.
48-49 months
maturity
08/24/2028
$– $2 $– $2

AQR Funds | N-PORT Part F | September 2024
See notes to Schedule of Investments.
(Continued)
AQR MACRO OPPORTUNITIES FUND
Consolidated Schedule of Investments
September 30, 2024 (Unaudited)
INVESTMENTS SHARES VALUE ($)
COMMON STOCKS - 12.8%
Consumer Staples - 6 .5%
Food Products - 6 .5%
Archer-Daniels-Midland Co. (1)
12,744 761,327
Bunge Global SA (1)
4,843 468,028
Campbell Soup Co. (1)
8,536 417,581
Conagra Brands, Inc. (1)
16,086 523,117
Darling Ingredients, Inc. (1)*
10,083 374,684
Flowers Foods, Inc. (1)
13,238 305,401
Freshpet, Inc. (1)*
2,559 349,994
General Mills, Inc. (1)
12,814 946,314
Hershey Co. (The) (1)
3,724 714,189
Hormel Foods Corp. (1)
12,737 403,763
Ingredion, Inc. (1)
3,151 433,042
J M Smucker Co. (The) (1)
3,835 464,418
Kellanova (1)
8,518 687,488
Kraft Heinz Co. (The) (1)
20,753 728,638
Lamb Weston Holdings, Inc. (1)
5,298 342,992
McCormick & Co., Inc. (Non-Voting)
(1) 7,534 620,048
Mondelez International, Inc., Class
A (1) 25,316 1,865,030
Pilgrim's Pride Corp. (1)*
7,667 353,065
Post Holdings, Inc. (1)*
3,150 364,612
Seaboard Corp. (1)
78 244,686
Tyson Foods, Inc., Class A (1)
8,995 535,742
WK Kellogg Co. (1)
15,152 259,251
Total Consumer Staples 12,163,410
Financials - 6 .3%
Banks - 6 .3%
ABN AMRO Bank NV, CVA
(Netherlands) (a) 14,671 265,132
Banco Bilbao Vizcaya Argentaria SA
(Spain) 57,724 623,550
Banco Santander SA (Spain)
138,783 711,106
Barclays plc (United Kingdom)
171,252 514,541
BNP Paribas SA (France)
9,527 653,759
CaixaBank SA (Spain)
74,727 445,967
Commerzbank AG (Germany)
22,229 410,002
Credit Agricole SA (France)
23,977 366,677
DNB Bank ASA (Norway)
10,782 221,107
FinecoBank Banca Fineco SpA
(Italy) 14,971 256,932
HSBC Holdings plc (United
Kingdom) 134,470 1,206,333
ING Groep NV (Netherlands)
36,863 668,806
Intesa Sanpaolo SpA (Italy)
169,362 724,988
KBC Group NV (Belgium)
4,437 352,999
Lloyds Banking Group plc (United
Kingdom) 654,878 514,926
Mediobanca Banca di Credito
Finanziario SpA (Italy) 21,549 368,195
NatWest Group plc (United
Kingdom) 80,834 374,209
Nordea Bank Abp (Finland)
25,103 296,209
INVESTMENTS SHARES VALUE ($)
Banks - 6.3% (continued)
Skandinaviska Enskilda Banken AB,
Class A (Sweden) 28,179 431,371
Societe Generale SA (France)
12,154 302,869
Standard Chartered plc (United
Kingdom) 33,904 359,585
Svenska Handelsbanken AB, Class
A (Sweden) 31,527 323,844
Swedbank AB, Class A (Sweden)
16,945 359,669
UniCredit SpA (Italy)
20,033 879,481
Total Financials 11,632,257
TOTAL COMMON STOCKS
(Cost $20,689,335) 23,795,667
SHORT-TERM INVESTMENTS - 71.9%
INVESTMENT COMPANIES - 49 .5%
Goldman Sachs Financial Square
Funds - Treasury Instruments Fund,
Institutional Shares, 4.75% (1)(b)(c) 5,105,324 5,105,324
Limited Purpose Cash Investment
Fund, 4.90% (1)(b) 87,294,311 87,268,122
TOTAL INVESTMENT COMPANIES
(Cost $92,351,866) 92,373,446
PRINCIPAL
AMOUNT
U.S. TREASURY OBLIGATIONS - 22 .4%
U.S. Treasury Bills
5.26%, 10/10/2024 (d) $ 10,850,000 10,837,400
5.29%, 10/17/2024 (d)(e) 5,105,000 5,094,331
5.30%, 10/24/2024 (d)(e) 863,000 860,396
5.30%, 11/21/2024 (d) 3,187,000 3,166,106
5.31%, 11/29/2024 (d)(e) 1,865,000 1,850,661
5.28%, 12/12/2024 (d) 726,000 719,510
5.28%, 12/26/2024 (d)(e) 1,880,000 1,859,767
5.12%, 1/23/2025 (d) 358,000 352,974
4.81%, 2/6/2025 (d) 146,000 143,722
4.91%, 2/13/2025 (d)(e) 1,697,000 1,669,131
4.89%, 2/20/2025 (d)(e) 6,802,000 6,685,255
4.80%, 2/27/2025 (d)(e) 3,487,000 3,424,508
4.76%, 3/6/2025 (d)(e) 3,631,000 3,562,949
4.64%, 3/13/2025 (d) 631,000 618,772
4.35%, 3/27/2025 (d) 981,000 960,477
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $41,770,175) 41,805,959
TOTAL SHORT-TERM INVESTMENTS
(Cost $134,122,041) 134,179,405
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 84.7%
(Cost $154,811,376) 157,975,072
OTHER ASSETS IN EXCESS OF
LIABILITIES - 15.3% ‡ 28,553,168
NET ASSETS - 100.0% 186,528,240

Consolidated Schedule of Investments
September 30, 2024 (Unaudited)
AQR MACRO OPPORTUNITIES FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | September 2024

(Continued)
SECTOR VALUE
% OF NET
ASSETS
Consumer Staples $ 12,163,410 6 .5%
Financials 11,632,257 6 .3
Investment Companies 92,373,446 49 .5
U.S. Treasury Obligations 41,805,959 22 .4
Total Investments In Securities
At Value 157,975,072 84 .7
Other Assets in Excess of
Liabilities ‡ 28,553,168 15 .3
Net Assets
$ 186,528,240 100 .0%
* Non-income producing security.
‡ Includes appreciation/(depreciation) on forward foreign currency exchange, futures and swap contracts.
(a) Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of
Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at September 30, 2024 amounted to $265,132, which represents 0.14% of net assets of the Fund.
(b) Represents 7-day effective yield as of September 30, 2024.
(c) All or a portion of the security pledged as collateral for forward foreign currency exchange and swap contracts.
(d) The rate shown was the effective yield at the date of purchase.
(e) All or a portion of the security pledged as collateral for swap contracts.
All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.
(1) Level 1 security.
Credit default swap contracts outstanding - buy protection as of September 30, 2024:
Exchange-Cleared
REFERENCE
ENTITY
FINANCING
RATE PAID
PAYMENT
FREQUENCY
MATURITY
DATE
CREDIT
SPREAD
NOTIONAL
AMOUNT
UPFRONT
PREMIUM
PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
iTraxx Europe Main Index
Series 42.V1 1 .00 % Quarterly 12/20/2029 0 .59 % EUR 2,127,000 $ (47,563) $ (679) $ (48,242)
Markit CDX North America
Investment Grade Index
Series 43.V1 1 .00 Quarterly 12/20/2029 0 .53 USD 6,872,000 (154,824) (916) (155,740)
$ (202,387) $ (1,595) $ (203,982)
Credit default swap contracts outstanding - sell protection as of September 30, 2024 :
Exchange-Cleared
REFERENCE
ENTITY
FINANCING
RATE
RECEIVED
PAYMENT
FREQUENCY
MATURITY
DATE
CREDIT
SPREAD
NOTIONAL
AMOUNT
UPFRONT
PREMIUM
PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
iTraxx Europe Crossover
Index Series 42.V1 5 .00 % Quarterly 12/20/2029 3 .11 % EUR 5,774,000 $ 524,322 $ 17,294 $ 541,616
Markit CDX North America
High Yield Index Series
43.V1 5 .00 Quarterly 12/20/2029 0 .05 USD 4,706,000 344,480 (1,075) 343,405
868,802 16,219 885,021
Markit CDX North America
Emerging Markets Index
Series 42.V1 1 .00 % Quarterly 12/20/2029 1 .63 % USD 4,037,000 $ (120,587) $ 5,224 $ (115,363)
(120,587) 5,224 (115,363)
$ 748,215 $ 21,443 $ 769,658

AQR Funds | N-PORT Part F | September 2024
See notes to Schedule of Investments.
AQR MACRO OPPORTUNITIES FUND
Consolidated Schedule of Investments
September 30, 2024 (Unaudited)
(Continued)
Forward effective interest rate swap contracts outstanding as of September 30, 2024:
Exchange-Cleared
PAY/
RECEIVE
FLOATING
RATE
FLOATING RATE
INDEX (a) FIXED RATE
MATURITY
DATE
NOTIONAL
AMOUNT
UPFRONT
PREMIUM PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Pay 1D CORRA Semi 2.50% Semi 3/17/2027 CAD 9,700,000 $ (7,006) $ 9,599 $ 2,593
Pay 1D CORRA Semi 2.50% Semi 3/17/2027 CAD 9,700,000 (7,168) 9,761 2,593
Pay 1D CORRA Semi 3.00% Semi 12/20/2034 CAD 900,000 11,048 (476) 10,572
Pay 1D CORRA Semi 3.00% Semi 12/20/2034 CAD 1,000,000 12,275 (529) 11,746
Pay 1D SARON Annual 0.50% Annual 12/16/2026 CHF 93,800,000 (30,508) 295,106 264,598
Pay 1D SARON Annual 0.50% Annual 12/16/2026 CHF 93,900,000 (30,362) 295,224 264,862
Pay 1D SARON Annual 0.50% Annual 3/17/2027 CHF 45,400,000 (17,801) 177,472 159,671
Pay 1D SARON Annual 0.50% Annual 3/17/2027 CHF 50,200,000 (20,905) 197,495 176,590
Pay 1D SARON Annual 0.50% Annual 12/19/2029 CHF 5,500,000 (30,548) 42,273 11,725
Pay 1D SARON Annual 0.50% Annual 12/19/2029 CHF 5,400,000 (29,992) 41,504 11,512
Pay 1D SOFR Annual 3.50% Annual 12/20/2034 USD 17,600,000 236,104 84,545 320,649
Pay 1D SOFR Annual 3.50% Annual 12/20/2034 USD 17,600,000 237,181 83,469 320,650
Pay 1D SOFR Annual 3.50% Annual 3/21/2035 USD 8,500,000 129,774 35,662 165,436
Pay 1D SOFR Annual 3.50% Annual 3/21/2035 USD 8,600,000 131,536 36,195 167,731
Pay 1D THOR Qtrly 2.00% Qtrly 12/18/2026 THB 158,000,000 6,124 (2,253) 3,871
Pay 1D THOR Qtrly 2.00% Qtrly 12/18/2026 THB 158,000,000 6,124 (2,253) 3,871
Pay 1D THOR Qtrly 2.00% Qtrly 3/19/2027 THB 309,000,000 22,630 (7,234) 15,396
Pay 1D THOR Qtrly 2.00% Qtrly 3/19/2027 THB 309,000,000 22,630 (7,234) 15,396
Pay 1D TONAR Annual 0.50% Annual 12/16/2026 JPY 16,195,700,000 63,523 (44,379) 19,144
Pay 1D TONAR Annual 0.50% Annual 12/16/2026 JPY 16,195,700,000 63,523 (44,379) 19,144
Pay 1D TONAR Annual 1.50% Annual 12/21/2044 JPY 694,900,000 24,876 12,373 37,249
Pay 1D TONAR Annual 1.50% Annual 12/21/2044 JPY 694,900,000 (96,509) 133,758 37,249
Pay 1D TONAR Annual 1.50% Annual 3/15/2045 JPY 803,800,000 56,384 (36,826) 19,558
Pay 1D TONAR Annual 1.50% Annual 3/15/2045 JPY 2,571,100,000 166,756 (104,193) 62,563
Pay 3M BBR Qtrly 3.50% Semi 3/13/2030 NZD 5,800,000 (13,396) 17,042 3,646
Pay 3M BBR Qtrly 3.50% Semi 3/13/2030 NZD 5,900,000 (13,773) 17,482 3,709
Pay 3M BBR Qtrly 4.00% Semi 12/13/2034 NZD 8,700,000 15,617 42,027 57,644
Pay 3M BBR Qtrly 4.00% Semi 12/13/2034 NZD 8,700,000 (28,683) 86,327 57,644
Pay 3M BBR Qtrly 4.00% Semi 3/14/2035 NZD 6,100,000 5,444 35,182 40,626
Pay 3M BBR Qtrly 4.00% Semi 3/14/2035 NZD 14,000,000 14,249 78,989 93,238
Pay 3M CD_KSDA Qtrly 3.00% Qtrly 12/16/2026 KRW 7,853,000,000 (8,339) 36,808 28,469
Pay 3M CD_KSDA Qtrly 3.00% Qtrly 12/16/2026 KRW 7,853,000,000 (8,339) 36,808 28,469
Pay 3M CD_KSDA Qtrly 3.00% Qtrly 3/17/2027 KRW 2,900,000,000 9,975 3,834 13,809
Pay 3M CD_KSDA Qtrly 3.00% Qtrly 3/17/2027 KRW 2,900,000,000 9,975 3,834 13,809
Pay 3M JIBAR Qtrly 7.00% Qtrly 3/17/2027 ZAR 9,500,000 583 (285) 298
Pay 3M JIBAR Qtrly 7.00% Qtrly 3/17/2027 ZAR 9,500,000 583 (285) 298
Pay 6M EURIBOR Semi 2.50% Annual 12/19/2029 EUR 22,100,000 130,329 267,243 397,572
Pay 6M EURIBOR Semi 2.50% Annual 12/19/2029 EUR 22,100,000 130,288 267,284 397,572
Pay 6M EURIBOR Semi 2.50% Annual 3/20/2030 EUR 70,600,000 741,018 636,109 1,377,127
Pay 6M EURIBOR Semi 2.50% Annual 3/20/2030 EUR 70,600,000 740,888 636,240 1,377,128
Pay 6M EURIBOR Semi 2.50% Annual 12/20/2034 EUR 27,400,000 248,590 216,607 465,197
Pay 6M EURIBOR Semi 2.50% Annual 12/20/2034 EUR 27,300,000 245,888 217,611 463,499
Pay 6M EURIBOR Semi 2.50% Annual 3/21/2035 EUR 7,100,000 79,306 45,918 125,224
Pay 6M EURIBOR Semi 2.50% Annual 3/21/2035 EUR 7,000,000 77,995 45,918 123,913
Pay 6M NIBOR Semi 3.50% Annual 12/20/2034 NOK 110,100,000 126,930 (84,539) 42,391
Pay 6M NIBOR Semi 3.50% Annual 12/20/2034 NOK 110,100,000 126,809 (84,419) 42,390
Pay 6M NIBOR Semi 3.50% Annual 3/21/2035 NOK 53,900,000 54,222 (17,732) 36,490
Pay 6M NIBOR Semi 3.50% Annual 3/21/2035 NOK 53,900,000 54,222 (17,732) 36,490
Pay 6M PRIBOR Semi 3.00% Annual 3/17/2027 CZK 39,500,000 (175) 2,204 2,029
Pay 6M PRIBOR Semi 3.00% Annual 3/17/2027 CZK 39,500,000 (175) 2,204 2,029
Receive 1D CORRA Semi 2.50% Semi 12/19/2029 CAD 37,000,000 57,740 1,098 58,838
Receive 1D CORRA Semi 2.50% Semi 12/19/2029 CAD 37,100,000 57,896 1,101 58,997
Receive 1D CORRA Semi 2.50% Semi 3/20/2030 CAD 100,000 601 (565) 36
Receive 1D CORRA Semi 2.50% Semi 3/20/2030 CAD 1,100,000 6,615 (6,209) 406

Consolidated Schedule of Investments
September 30, 2024 (Unaudited)
AQR MACRO OPPORTUNITIES FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | September 2024

(Continued)
PAY/
RECEIVE
FLOATING
RATE
FLOATING RATE
INDEX (a) FIXED RATE
MATURITY
DATE
NOTIONAL
AMOUNT
UPFRONT
PREMIUM PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Receive 1D SARON Annual 0.50% Annual 12/20/2034 CHF 19,700,000 $ 388,743 $ (181,483) $ 207,260
Receive 1D SARON Annual 0.50% Annual 12/20/2034 CHF 19,700,000 388,608 (181,348) 207,260
Receive 1D SARON Annual 0.50% Annual 3/21/2035 CHF 3,600,000 89,819 (50,037) 39,782
Receive 1D SARON Annual 0.50% Annual 3/21/2035 CHF 3,500,000 87,501 (48,825) 38,676
Receive 1D SOFR Annual 3.00% Annual 12/16/2026 USD 73,900,000 130,727 229,240 359,967
Receive 1D SOFR Annual 3.00% Annual 12/16/2026 USD 74,000,000 130,904 229,460 360,364
Receive 1D SOFR Annual 3.00% Annual 3/17/2027 USD 38,800,000 (2,511) 91,742 89,231
Receive 1D SOFR Annual 3.00% Annual 3/17/2027 USD 38,900,000 (5,757) 95,129 89,372
Receive 1D SOFR Annual 3.00% Annual 12/19/2029 USD 5,900,000 26,032 21,591 47,623
Receive 1D SOFR Annual 3.00% Annual 12/19/2029 USD 5,900,000 25,965 21,746 47,711
Receive 1D SONIA Annual 3.50% Annual 12/19/2029 GBP 7,700,000 (66,775) 93,489 26,714
Receive 1D SONIA Annual 3.50% Annual 12/19/2029 GBP 7,800,000 (67,369) 94,378 27,009
Receive 1D SONIA Annual 3.50% Annual 12/20/2034 GBP 21,200,000 (164,700) 403,007 238,307
Receive 1D SONIA Annual 3.50% Annual 12/20/2034 GBP 21,300,000 (163,134) 402,729 239,595
Receive 1D SONIA Annual 3.50% Annual 3/21/2035 GBP 16,500,000 112,777 34,327 147,104
Receive 1D SONIA Annual 3.50% Annual 3/21/2035 GBP 16,500,000 114,950 32,154 147,104
Receive 1D TONAR Annual 0.50% Annual 12/19/2029 JPY 9,015,100,000 422,627 (39,699) 382,928
Receive 1D TONAR Annual 0.50% Annual 12/19/2029 JPY 9,015,200,000 422,634 (39,702) 382,932
Receive 1D TONAR Annual 0.50% Annual 3/21/2030 JPY 3,473,200,000 191,723 (13,218) 178,505
Receive 1D TONAR Annual 0.50% Annual 3/21/2030 JPY 3,473,100,000 191,719 (13,219) 178,500
Receive 1M TIIE Monthly 8.50% Monthly 12/16/2026 MXN 75,600,000 14,439 (149) 14,290
Receive 1M TIIE Monthly 8.50% Monthly 12/16/2026 MXN 75,600,000 14,439 (149) 14,290
Receive 1W CNREPOFIX_
CFXS Qtrly 1.50% Qtrly 12/18/2026 CNY 9,500,000 2,241 605 2,846
Receive 1W CNREPOFIX_
CFXS Qtrly 1.50% Qtrly 12/18/2026 CNY 9,500,000 2,241 605 2,846
Receive 1W CNREPOFIX_
CFXS Qtrly 1.50% Qtrly 3/19/2027 CNY 24,000,000 4,215 3,551 7,766
Receive 1W CNREPOFIX_
CFXS Qtrly 1.50% Qtrly 3/19/2027 CNY 24,000,000 4,215 3,551 7,766
Receive 3M BBR Qtrly 3.50% Qtrly 12/10/2026 AUD 94,900,000 58,464 (53,821) 4,643
Receive 3M BBR Qtrly 3.50% Qtrly 12/10/2026 AUD 95,000,000 59,013 (54,382) 4,631
Receive 3M TWCPBA Qtrly 1.50% Qtrly 12/18/2026 TWD 254,200,000 31,623 1,719 33,342
Receive 3M TWCPBA Qtrly 1.50% Qtrly 12/18/2026 TWD 254,200,000 31,623 1,719 33,342
Receive 3M TWCPBA Qtrly 1.50% Qtrly 3/19/2027 TWD 36,000,000 4,372 181 4,553
Receive 3M TWCPBA Qtrly 1.50% Qtrly 3/19/2027 TWD 36,000,000 4,372 181 4,553
Receive 6M BBR Semi 3.50% Semi 12/13/2029 AUD 32,700,000 186,648 68,838 255,486
Receive 6M BBR Semi 3.50% Semi 12/13/2029 AUD 32,800,000 187,302 68,965 256,267
Receive 6M BBR Semi 3.50% Semi 3/07/2030 AUD 8,000,000 73,261 (18,537) 54,724
Receive 6M BBR Semi 3.50% Semi 3/07/2030 AUD 8,000,000 73,262 (18,537) 54,725
Receive 6M EURIBOR Semi 2.00% Annual 12/16/2026 EUR 22,800,000 89,794 (17,808) 71,986
Receive 6M EURIBOR Semi 2.00% Annual 12/16/2026 EUR 22,700,000 89,470 (17,777) 71,693
Receive 6M EURIBOR Semi 2.00% Annual 3/17/2027 EUR 142,600,000 142,414 5,477 147,891
Receive 6M EURIBOR Semi 2.00% Annual 3/17/2027 EUR 142,600,000 142,233 5,476 147,709
Receive 6M NIBOR Semi 3.50% Annual 12/16/2026 NOK 197,400,000 18,105 26,390 44,495
Receive 6M NIBOR Semi 3.50% Annual 12/16/2026 NOK 197,500,000 18,109 26,408 44,517
Receive 6M WIBOR Semi 4.50% Annual 12/16/2026 PLN 37,200,000 24,009 (1,389) 22,620
Receive 6M WIBOR Semi 4.50% Annual 12/16/2026 PLN 37,200,000 24,009 (1,389) 22,620
7,336,928 4,901,973 12,238,901
Pay 1D CORRA Semi 2.50% Semi 12/16/2026 CAD 97,200,000 (324,139) 169,549 (154,590)
Pay 1D CORRA Semi 2.50% Semi 12/16/2026 CAD 97,300,000 (323,897) 169,149 (154,748)
Pay 1D SOFR Annual 3.00% Annual 3/20/2030 USD 26,900,000 (119,565) (44,815) (164,380)
Pay 1D SOFR Annual 3.00% Annual 3/20/2030 USD 26,900,000 (123,388) (40,991) (164,379)
Pay 1D SONIA Annual 3.50% Annual 12/16/2026 GBP 42,400,000 (82,236) (173,292) (255,528)
Pay 1D SONIA Annual 3.50% Annual 12/16/2026 GBP 42,500,000 (82,430) (173,702) (256,132)
Pay 1D SONIA Annual 3.50% Annual 3/17/2027 GBP 42,300,000 64,407 (168,389) (103,982)
Pay 1D SONIA Annual 3.50% Annual 3/17/2027 GBP 42,400,000 64,480 (168,708) (104,228)

AQR Funds | N-PORT Part F | September 2024
See notes to Schedule of Investments.
AQR MACRO OPPORTUNITIES FUND
Consolidated Schedule of Investments
September 30, 2024 (Unaudited)
(Continued)
PAY/
RECEIVE
FLOATING
RATE
FLOATING RATE
INDEX (a) FIXED RATE
MATURITY
DATE
NOTIONAL
AMOUNT
UPFRONT
PREMIUM PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Pay 1D SONIA Annual 3.50% Annual 12/16/2054 GBP 7,800,000 $ (133,141) $ (378,231) $ (511,372)
Pay 1D SONIA Annual 3.50% Annual 12/16/2054 GBP 7,800,000 (133,141) (378,231) (511,372)
Pay 1D SONIA Annual 3.50% Annual 3/17/2055 GBP 6,600,000 (130,472) (279,403) (409,875)
Pay 1D SONIA Annual 3.50% Annual 3/17/2055 GBP 6,600,000 (108,334) (301,541) (409,875)
Pay 1D SORA Semi 2.00% Semi 3/17/2027 SGD 6,900,000 (18,678) (765) (19,443)
Pay 1D SORA Semi 2.00% Semi 3/17/2027 SGD 6,900,000 (18,576) (867) (19,443)
Pay 1D TONAR Annual 0.50% Annual 3/17/2027 JPY 4,541,100,000 (21,874) 4,996 (16,878)
Pay 1D TONAR Annual 0.50% Annual 3/17/2027 JPY 4,541,100,000 (21,874) 4,996 (16,878)
Pay 3M BBR Qtrly 3.50% Semi 12/12/2029 NZD 400,000 (74) 22 (52)
Pay 3M BBR Qtrly 3.50% Semi 12/12/2029 NZD 500,000 (92) 28 (64)
Pay 3M JIBAR Qtrly 7.00% Qtrly 12/17/2026 ZAR 46,100,000 (2,311) 249 (2,062)
Pay 3M JIBAR Qtrly 7.00% Qtrly 12/17/2026 ZAR 46,100,000 (2,311) 249 (2,062)
Pay 3M STIBOR Qtrly 2.00% Annual 12/20/2034 SEK 44,500,000 (64,567) (17,778) (82,345)
Pay 3M STIBOR Qtrly 2.00% Annual 12/20/2034 SEK 44,500,000 (64,567) (17,778) (82,345)
Pay 3M STIBOR Qtrly 2.00% Annual 3/21/2035 SEK 56,900,000 (111,940) 6,334 (105,606)
Pay 3M STIBOR Qtrly 2.00% Annual 3/21/2035 SEK 56,900,000 (111,940) 6,334 (105,606)
Pay 6M BBR Semi 4.00% Semi 12/07/2034 AUD 41,700,000 (131,523) (19,284) (150,807)
Pay 6M BBR Semi 4.00% Semi 12/07/2034 AUD 41,800,000 (130,957) (20,212) (151,169)
Pay 6M BBR Semi 4.00% Semi 3/08/2035 AUD 7,200,000 (54,918) 29,634 (25,284)
Pay 6M BBR Semi 4.00% Semi 3/08/2035 AUD 9,500,000 (85,653) 52,293 (33,360)
Pay 6M BUBOR Semi 5.00% Annual 12/16/2026 HUF 36,400,000 (676) 248 (428)
Pay 6M BUBOR Semi 5.00% Annual 12/16/2026 HUF 36,400,000 (676) 248 (428)
Pay 6M BUBOR Semi 5.00% Annual 3/17/2027 HUF 560,000,000 (4,758) 3,439 (1,319)
Pay 6M BUBOR Semi 5.00% Annual 3/17/2027 HUF 560,000,000 (4,758) 3,439 (1,319)
Pay 6M PRIBOR Semi 3.00% Annual 12/16/2026 CZK 140,100,000 (14,740) 8,901 (5,839)
Pay 6M PRIBOR Semi 3.00% Annual 12/16/2026 CZK 140,100,000 (14,740) 8,901 (5,839)
Receive 1D CORRA Semi 3.00% Semi 3/21/2035 CAD 1,700,000 (16,861) (3,323) (20,184)
Receive 1D CORRA Semi 3.00% Semi 3/21/2035 CAD 1,600,000 (16,029) (2,968) (18,997)
Receive 1D MIBOR Semi 6.00% Semi 3/19/2027 INR 955,000,000 (20,633) 6,557 (14,076)
Receive 1D MIBOR Semi 6.00% Semi 3/19/2027 INR 955,000,000 (20,633) 6,557 (14,076)
Receive 1D SOFR Annual 3.50% Annual 12/16/2054 USD 2,500,000 (16,449) (84,127) (100,576)
Receive 1D SOFR Annual 3.50% Annual 12/16/2054 USD 2,600,000 (16,060) (88,637) (104,697)
Receive 1D SOFR Annual 3.50% Annual 3/17/2055 USD 5,000,000 (227,667) 13,970 (213,697)
Receive 1D SOFR Annual 3.50% Annual 3/17/2055 USD 5,000,000 (224,844) 11,222 (213,622)
Receive 1D SONIA Annual 3.50% Annual 3/20/2030 GBP 11,700,000 (13,241) 11,970 (1,271)
Receive 1D SONIA Annual 3.50% Annual 3/20/2030 GBP 11,700,000 (13,388) 12,117 (1,271)
Receive 1D TONAR Annual 1.00% Annual 12/20/2034 JPY 466,900,000 (27,276) (169) (27,445)
Receive 1D TONAR Annual 1.00% Annual 12/20/2034 JPY 466,900,000 (27,276) (169) (27,445)
Receive 1D TONAR Annual 1.00% Annual 3/22/2035 JPY 2,094,200,000 (34,360) (44,657) (79,017)
Receive 1D TONAR Annual 1.00% Annual 3/22/2035 JPY 3,103,200,000 (55,680) (61,408) (117,088)
Receive 1M TIIE Monthly 8.50% Monthly 3/17/2027 MXN 64,600,000 (5,249) 1,949 (3,300)
Receive 1M TIIE Monthly 8.50% Monthly 3/17/2027 MXN 64,600,000 (5,249) 1,949 (3,300)
Receive 3M BBR Qtrly 3.50% Semi 12/16/2026 NZD 26,300,000 (7,494) (26,095) (33,589)
Receive 3M BBR Qtrly 3.50% Semi 12/16/2026 NZD 26,400,000 (7,488) (26,245) (33,733)
Receive 3M BBR Qtrly 3.50% Semi 3/10/2027 NZD 24,000,000 (15,416) (56,198) (71,614)
Receive 3M BBR Qtrly 3.50% Semi 3/10/2027 NZD 24,100,000 (14,945) (57,012) (71,957)
Receive 3M BBR Qtrly 3.50% Qtrly 3/11/2027 AUD 53,500,000 (46,666) (22,448) (69,114)
Receive 3M BBR Qtrly 3.50% Qtrly 3/11/2027 AUD 53,500,000 (27,593) (41,521) (69,114)
Receive 3M HIBOR Qtrly 3.00% Qtrly 3/17/2027 HKD 16,700,000 (8,721) 3,593 (5,128)
Receive 3M HIBOR Qtrly 3.00% Qtrly 3/17/2027 HKD 16,800,000 (8,759) 3,600 (5,159)
Receive 3M STIBOR Qtrly 2.00% Annual 12/16/2026 SEK 112,900,000 (16,305) (419) (16,724)
Receive 3M STIBOR Qtrly 2.00% Annual 12/16/2026 SEK 112,900,000 (16,309) (415) (16,724)
Receive 3M STIBOR Qtrly 2.00% Annual 3/17/2027 SEK 313,900,000 (100,288) 3,051 (97,237)
Receive 3M STIBOR Qtrly 2.00% Annual 3/17/2027 SEK 313,800,000 (67,596) (29,595) (97,191)
Receive 3M STIBOR Qtrly 2.00% Annual 12/19/2029 SEK 5,000,000 (2,005) 1,496 (509)
Receive 3M STIBOR Qtrly 2.00% Annual 12/19/2029 SEK 5,000,000 (2,005) 1,496 (509)
Receive 6M EURIBOR Semi 2.50% Annual 12/16/2054 EUR 12,000,000 (220,585) (474,719) (695,304)

Consolidated Schedule of Investments
September 30, 2024 (Unaudited)
AQR MACRO OPPORTUNITIES FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | September 2024

(Continued)
PAY/
RECEIVE
FLOATING
RATE
FLOATING RATE
INDEX (a) FIXED RATE
MATURITY
DATE
NOTIONAL
AMOUNT
UPFRONT
PREMIUM PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Receive 6M EURIBOR Semi 2.50% Annual 12/16/2054 EUR 12,000,000 $ (213,503) $ (481,801) $ (695,304)
Receive 6M EURIBOR Semi 2.50% Annual 3/17/2055 EUR 5,400,000 (253,581) (71,384) (324,965)
Receive 6M EURIBOR Semi 2.50% Annual 3/17/2055 EUR 5,400,000 (257,053) (67,911) (324,964)
Receive 6M NIBOR Semi 3.50% Annual 3/17/2027 NOK 256,700,000 (47,588) 16,891 (30,697)
Receive 6M NIBOR Semi 3.50% Annual 3/17/2027 NOK 256,700,000 (46,605) 15,907 (30,698)
Receive 6M NIBOR Semi 3.50% Annual 12/19/2029 NOK 106,600,000 (131,555) 113,590 (17,965)
Receive 6M NIBOR Semi 3.50% Annual 12/19/2029 NOK 106,700,000 (131,567) 113,586 (17,981)
(4,698,581) (3,016,698) (7,715,279)
$ 2,638,347 $ 1,885,275 $ 4,523,622
Abbreviations:
1D: 1 Day
1W: 1 Week
1M: 1 Month
3M: 3 Month
6M: 6 Month
Qtrly: Quarterly
Semi: Semi-Annually
Annual: Annually
(a) Floating rate indices at September 30, 2024 were as follows:
1 Day Canadian Overnight Repo Rate Average (“CORRA”): 4.30%
1 Day Mumbai Interbank Overnight Rate (“MIBOR”): 6.76%
1 Day Secured Overnight Financing Rate (“SOFR”): 4.96%
1 Day Singapore Overnight Rate Average (“SORA”): 3.88%
1 Day Sterling Overnight Index Average (“SONIA”): 4.95%
1 Day Swiss Average Rate Overnight (“SARON”): 0.96%
1 Day Thailand Overnight Repo Rate (“THOR”): 2.48%
1 Day Tokyo Overnight Average Rate (“TONAR”): 0.22%
1 Month Mexico Equilibrium Interbank Interest Rate (“TIIE”): 10.74%
1 Week China Fixing Repo Rate (“CNREPOFIX_CFXS”): 2.40%
3 Month Australian Bank-Bill Reference Rate (“BBR”): 4.43%
3 Month Hong Kong Interbank Offered Rate (“HIBOR”): 4.18%
3 Month Johannesburg Interbank Agreed Rate (“JIBAR”): 8.05%
3 Month Korean Certificate of Deposit (“CD_KSDA”): 3.53%
3 Month Stockholm Interbank Offered Rate (“STIBOR”): 3.08%
3 Month Taiwan Secondary Markets Bills Rate (“TWCPBA”): 1.66%
6 Month Australian Bank-Bill Reference Rate (“BBR”): 4.62%
6 Month Budapest Interbank Offered Rate (“BUBOR”): 6.21%
6 Month Euro Interbank Offered Rate (“EURIBOR”): 3.11%
6 Month Norwegian Interbank Offered Rate (“NIBOR”): 4.72%
6 Month Prague Interbank Offered Rate (“PRIBOR”): 3.94%
6 Month Warsaw Interbank Offered Rate (“WIBOR”): 5.75%

AQR Funds | N-PORT Part F | September 2024
See notes to Schedule of Investments.
AQR MACRO OPPORTUNITIES FUND
Consolidated Schedule of Investments
September 30, 2024 (Unaudited)
(Continued)
Total return swap contracts outstanding as of September 30, 2024 :
Over-the-Counter
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
HSCEI October
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity
At termination GSIN 10/30/2024 HKD 8,310,500 $ 66,912
KOSPI 200
Index December
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity
At termination GSIN 12/12/2024 KRW 1,826,475,000 27,069
Swiss Market
Index December
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity
Monthly MLIN 12/20/2024 CHF 2,319,140 28,205
TAIEX Index
October Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity
At termination MLIN 10/16/2024 TWD 22,326,000 16,038
MSCI Italy Net
Return Index
Decreases in
total return
of reference
entity and
pays the ESTR
plus or minus
a specified
spread (-0.10%)
Increases in
total return of
reference entity
Monthly GSIN 12/18/2024 EUR 4,416 108
MSCI Mexico Net
Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
TIIE plus or minus
a specified spread
(-1.00%)
Monthly GSIN 12/18/2024 MXN (5,155,225) 1,153
MSCI Spain Net
Return Index
Decreases in
total return
of reference
entity and
pays the ESTR
plus or minus
a specified
spread (0.10%)
Increases in
total return of
reference entity
Monthly GSIN 12/18/2024 EUR 905,775 8,153
MSCI United
Kingdom Net
Return Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
SONIA plus or
minus a specified
spread (0.08%)
Monthly GSIN 12/18/2024 GBP (675,554) 8,946
Tel Aviv Stock
Exchange 35
Index
Decreases in
total return
of reference
entity and pays
the TELBOR
plus or minus
a specified
spread (0.60%)
Increases in
total return of
reference entity
Monthly BANA 12/18/2024 ILS 8,117,769 92,766
Total unrealized appreciation 249,350

Consolidated Schedule of Investments
September 30, 2024 (Unaudited)
AQR MACRO OPPORTUNITIES FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | September 2024

(Continued)
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Amsterdam
Exchange Index
October Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
At termination GSIN 10/18/2024 EUR (2,188,800) $ (24,184)
DTOP Index
December
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
At termination MLIN 12/19/2024 ZAR (295,780) (565)
iBovespa Index
October Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity
At termination GSIN 10/16/2024 BRL 121,019,937 (533,404)
WIG20 Index
December
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
At termination GSIN 12/20/2024 PLN (4,244,400) (10,685)
MSCI Australia
Net Return Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
BBR plus or minus
a specified spread
(0.25%)
Monthly GSIN 12/18/2024 AUD (747,772) (17,275)
MSCI Brazil Net
Return Index
Decreases in
total return
of reference
entity and
pays the CDI
plus or minus
a specified
spread (-0.45%)
Increases in
total return of
reference entity
Monthly GSIN 12/18/2024 BRL 28,175,667 (176,105)
MSCI Canada Net
Return Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
CORRA plus or
minus a specified
spread (-0.40%)
Monthly GSIN 12/18/2024 CAD (1,967,005) (46,183)
MSCI China Net
Return Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
HIBOR plus or
minus a specified
spread (-0.65%)
Monthly GSIN 12/18/2024 HKD (6,721,561) (123,026)
MSCI Emerging
Markets Thailand
Net Total Return
Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
OBFR plus or
minus a specified
spread (-0.80%)
Monthly BANA 12/18/2024 USD (246,257) (15,581)
MSCI Emerging
Markets Thailand
Net Total Return
Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
OBFR plus or
minus a specified
spread (-1.05%)
Monthly GSIN 12/18/2024 USD (1,479,978) (93,786)

AQR Funds | N-PORT Part F | September 2024
See notes to Schedule of Investments.
AQR MACRO OPPORTUNITIES FUND
Consolidated Schedule of Investments
September 30, 2024 (Unaudited)
(Continued)
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
MSCI France Net
Return Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
ESTR plus or
minus a specified
spread (0.10%)
Monthly GSIN 12/18/2024 EUR (341,803) $ (12,054)
MSCI Japan Net
Return Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
TONAR plus or
minus a specified
spread (-0.35%)
Monthly GSIN 12/18/2024 JPY (16,104,540) (6,221)
MSCI
Netherlands Net
Return Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
ESTR plus or
minus a specified
spread (0.15%)
Monthly GSIN 12/18/2024 EUR (714,402) (27,861)
MSCI Singapore
Net Return Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
SORA plus or
minus a specified
spread (0.15%)
Monthly GSIN 12/18/2024 SGD (4,136,946) (109,446)
MSCI South
Africa Net Return
Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
JIBAR plus or
minus a specified
spread (-1.40%)
Monthly GSIN 12/18/2024 ZAR (192,854,063) (737,900)
MSCI Sweden
Net Return Index
Decreases in
total return
of reference
entity and pays
the STIBOR
plus or minus
a specified
spread (0.19%)
Increases in
total return of
reference entity
Monthly GSIN 12/18/2024 SEK 10,476,599 (770)
MSCI Switzerland
Net Return Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
SARON plus or
minus a specified
spread (-0.04%)
Monthly GSIN 12/18/2024 CHF (903,427) (24,676)
Total unrealized depreciation (1,959,722)
Net unrealized depreciation $ (1,710,372)

Consolidated Schedule of Investments
September 30, 2024 (Unaudited)
AQR MACRO OPPORTUNITIES FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | September 2024

(Continued)
Futures contracts outstanding as of September 30, 2024:
Exchange-Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
Hang Seng Index 1 10/2024 HKD $ 136,856 $ 4,944
IBEX 35 Index 21 10/2024 EUR 2,779,752 27,100
IFSC NIFTY 50 Index 10 10/2024 USD 520,130 (4,107)
LME Aluminum Base Metal 2 10/2024 USD 130,853 6,952
LME Aluminum Base Metal 2 10/2024 USD 130,961 7,055
LME Aluminum Base Metal 3 10/2024 USD 196,097 6,143
LME Aluminum Base Metal 3 10/2024 USD 195,654 6,645
LME Aluminum Base Metal 4 10/2024 USD 261,652 12,923
LME Aluminum Base Metal 5 10/2024 USD 326,656 25,796
LME Aluminum Base Metal 5 10/2024 USD 325,093 46,109
LME Aluminum Base Metal 5 10/2024 USD 325,844 23,704
LME Aluminum Base Metal 6 10/2024 USD 392,337 13,934
LME Aluminum Base Metal 14 10/2024 USD 910,217 115,413
LME Aluminum Base Metal 14 10/2024 USD 913,399 23,872
LME Aluminum Base Metal 16 10/2024 USD 1,039,900 106,777
LME Aluminum Base Metal 18 10/2024 USD 1,170,000 129,508
LME Aluminum Base Metal 21 10/2024 USD 1,365,452 176,264
LME Aluminum Base Metal 30 10/2024 USD 1,950,090 235,478
LME Copper Base Metal 1 10/2024 USD 243,460 17,571
LME Copper Base Metal 1 10/2024 USD 242,300 1,548
LME Copper Base Metal 1 10/2024 USD 242,614 (5,789)
LME Copper Base Metal 1 10/2024 USD 242,930 1,259
LME Copper Base Metal 3 10/2024 USD 728,705 167
LME Copper Base Metal 3 10/2024 USD 728,097 (7,320)
LME Copper Base Metal 3 10/2024 USD 727,713 (18,885)
LME Copper Base Metal 3 10/2024 USD 730,623 43,600
LME Copper Base Metal 4 10/2024 USD 969,381 (12,198)
LME Copper Base Metal 4 10/2024 USD 974,002 78,041
LME Copper Base Metal 5 10/2024 USD 1,214,349 (16,095)
LME Copper Base Metal 6 10/2024 USD 1,459,390 87,899
LME Copper Base Metal 7 10/2024 USD 1,701,984 84,911
LME Copper Base Metal 9 10/2024 USD 2,186,622 67,926
LME Copper Base Metal 9 10/2024 USD 2,189,498 148,483
LME Lead Base Metal 1 10/2024 USD 51,656 453
LME Lead Base Metal 1 10/2024 USD 51,576 (1,877)
LME Lead Base Metal 1 10/2024 USD 51,567 (3,330)
LME Lead Base Metal 2 10/2024 USD 102,604 (8,152)
LME Lead Base Metal 2 10/2024 USD 103,426 1,377
LME Lead Base Metal 2 10/2024 USD 102,800 (8,806)
LME Lead Base Metal 2 10/2024 USD 102,839 (7,899)
LME Lead Base Metal 2 10/2024 USD 103,075 (6,406)
LME Lead Base Metal 3 10/2024 USD 154,318 (9,884)
LME Lead Base Metal 3 10/2024 USD 154,376 (9,357)
LME Lead Base Metal 4 10/2024 USD 206,898 895
LME Lead Base Metal 6 10/2024 USD 309,342 (18,799)
LME Lead Base Metal 7 10/2024 USD 361,912 (1,898)
LME Nickel Base Metal 2 10/2024 USD 208,020 16,614
LME Nickel Base Metal 2 10/2024 USD 207,505 259
LME Nickel Base Metal 3 10/2024 USD 311,660 10,403
LME Nickel Base Metal 3 10/2024 USD 311,714 12,904
LME Nickel Base Metal 5 10/2024 USD 519,904 33,139
LME Nickel Base Metal 5 10/2024 USD 518,109 (3,156)
LME Nickel Base Metal 11 10/2024 USD 1,143,151 61,480
LME Nickel Base Metal 24 10/2024 USD 2,498,796 115,077

AQR Funds | N-PORT Part F | September 2024
See notes to Schedule of Investments.
AQR MACRO OPPORTUNITIES FUND
Consolidated Schedule of Investments
September 30, 2024 (Unaudited)
(Continued)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
LME Zinc Base Metal 1 10/2024 USD $ 76,420 $ 2,025
LME Zinc Base Metal 1 10/2024 USD 76,744 10,616
LME Zinc Base Metal 1 10/2024 USD 76,676 4,673
LME Zinc Base Metal 2 10/2024 USD 153,172 6,694
LME Zinc Base Metal 2 10/2024 USD 153,471 19,915
LME Zinc Base Metal 3 10/2024 USD 230,046 11,041
LME Zinc Base Metal 3 10/2024 USD 229,700 9,056
LME Zinc Base Metal 4 10/2024 USD 306,113 7,753
LME Zinc Base Metal 4 10/2024 USD 306,190 11,999
LME Zinc Base Metal 5 10/2024 USD 383,499 50,362
LME Zinc Base Metal 6 10/2024 USD 460,145 57,140
LME Zinc Base Metal 11 10/2024 USD 844,286 110,924
OMXS30 Index 182 10/2024 SEK 4,705,529 14,818
SGX FTSE China A50 Index 47 10/2024 USD 653,300 77,172
SGX FTSE Taiwan Index 41 10/2024 USD 3,060,240 (67,902)
WTI Crude Oil 324 10/2024 USD 22,087,080 86,882
LME Aluminum Base Metal 1 11/2024 USD 65,040 6,951
LME Aluminum Base Metal 1 11/2024 USD 65,040 7,350
LME Aluminum Base Metal 2 11/2024 USD 130,050 15,907
LME Aluminum Base Metal 2 11/2024 USD 130,081 15,318
LME Aluminum Base Metal 2 11/2024 USD 130,081 17,464
LME Aluminum Base Metal 3 11/2024 USD 195,121 9,994
LME Aluminum Base Metal 3 11/2024 USD 195,271 9,024
LME Aluminum Base Metal 9 11/2024 USD 585,410 56,858
LME Aluminum Base Metal 9 11/2024 USD 585,632 16,312
LME Aluminum Base Metal 11 11/2024 USD 715,443 91,726
LME Aluminum Base Metal 14 11/2024 USD 910,564 88,022
LME Aluminum Base Metal 16 11/2024 USD 1,040,644 133,596
LME Copper Base Metal 1 11/2024 USD 243,994 20,191
LME Copper Base Metal 1 11/2024 USD 244,606 12,479
LME Copper Base Metal 1 11/2024 USD 243,844 24,166
LME Copper Base Metal 1 11/2024 USD 244,319 13,216
LME Copper Base Metal 2 11/2024 USD 487,463 42,666
LME Copper Base Metal 3 11/2024 USD 731,420 71,316
LME Copper Base Metal 4 11/2024 USD 976,276 75,013
LME Copper Base Metal 4 11/2024 USD 975,076 89,816
LME Copper Base Metal 4 11/2024 USD 977,225 51,472
LME Copper Base Metal 5 11/2024 USD 1,217,908 80,207
LME Copper Base Metal 6 11/2024 USD 1,467,167 58,465
LME Copper Base Metal 6 11/2024 USD 1,464,489 99,549
LME Lead Base Metal 1 11/2024 USD 51,782 2,066
LME Lead Base Metal 1 11/2024 USD 51,965 770
LME Lead Base Metal 1 11/2024 USD 52,010 (871)
LME Lead Base Metal 2 11/2024 USD 103,587 5,766
LME Lead Base Metal 4 11/2024 USD 207,539 6,828
LME Lead Base Metal 5 11/2024 USD 259,481 4,343
LME Lead Base Metal 5 11/2024 USD 259,909 (126)
LME Lead Base Metal 5 11/2024 USD 259,310 1,172
LME Lead Base Metal 6 11/2024 USD 310,829 16,447
LME Lead Base Metal 6 11/2024 USD 310,898 16,946
LME Lead Base Metal 9 11/2024 USD 465,624 4,426
LME Nickel Base Metal 1 11/2024 USD 104,412 7,509
LME Nickel Base Metal 1 11/2024 USD 104,493 3,275
LME Nickel Base Metal 1 11/2024 USD 104,353 6,844
LME Nickel Base Metal 1 11/2024 USD 104,514 3,171
LME Nickel Base Metal 1 11/2024 USD 104,639 2,302
LME Nickel Base Metal 2 11/2024 USD 208,744 14,098

Consolidated Schedule of Investments
September 30, 2024 (Unaudited)
AQR MACRO OPPORTUNITIES FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | September 2024

(Continued)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
LME Nickel Base Metal 3 11/2024 USD $ 312,409 $ 18,095
LME Nickel Base Metal 4 11/2024 USD 417,095 28,513
LME Nickel Base Metal 4 11/2024 USD 418,721 11,635
LME Nickel Base Metal 6 11/2024 USD 625,525 37,807
LME Nickel Base Metal 22 11/2024 USD 2,293,159 150,074
LME Zinc Base Metal 1 11/2024 USD 76,866 11,457
LME Zinc Base Metal 1 11/2024 USD 76,950 7,909
LME Zinc Base Metal 2 11/2024 USD 153,535 19,679
LME Zinc Base Metal 2 11/2024 USD 153,705 24,941
LME Zinc Base Metal 2 11/2024 USD 153,988 15,732
LME Zinc Base Metal 2 11/2024 USD 153,648 20,792
LME Zinc Base Metal 3 11/2024 USD 230,894 28,600
LME Zinc Base Metal 4 11/2024 USD 308,301 26,494
LME Zinc Base Metal 5 11/2024 USD 385,204 23,836
LME Zinc Base Metal 6 11/2024 USD 462,174 23,089
LME Zinc Base Metal 8 11/2024 USD 616,302 47,943
LME Zinc Base Metal 11 11/2024 USD 845,218 129,919
Soybean 130 11/2024 USD 6,870,500 33,107
100 oz Gold 13 12/2024 USD 3,457,220 73,738
Australia 10 Year Bond 100 12/2024 AUD 8,040,858 (75,714)
Cocoa 3 12/2024 USD 231,660 25,785
Cocoa 21 12/2024 GBP 1,471,461 (38,627)
Coffee 'C' 11 12/2024 USD 1,114,781 78,650
Copper 34 12/2024 USD 3,870,050 (26,130)
Corn 215 12/2024 USD 4,566,063 250,798
Cotton No. 2 13 12/2024 USD 478,465 (1,957)
Euro-Bobl 4 12/2024 EUR 534,446 2,521
Euro-BTP 62 12/2024 EUR 8,390,190 154,056
Euro-Buxl 4 12/2024 EUR 606,978 2,382
Euro-OAT 52 12/2024 EUR 7,347,191 6,910
FTSE 100 Index 16 12/2024 GBP 1,773,010 (10,822)
FTSE/MIB Index 88 12/2024 EUR 16,678,683 180,624
KOSPI 200 Index 110 12/2024 KRW 7,316,089 (32,139)
Lean Hogs 5 12/2024 USD 146,550 841
Live Cattle 7 12/2024 USD 517,440 3,937
LME Aluminum Base Metal 1 12/2024 USD 65,230 6,440
LME Aluminum Base Metal 1 12/2024 USD 65,214 6,586
LME Aluminum Base Metal 2 12/2024 USD 130,493 3,179
LME Aluminum Base Metal 2 12/2024 USD 130,493 11,887
LME Aluminum Base Metal 3 12/2024 USD 195,835 13,126
LME Aluminum Base Metal 4 12/2024 USD 261,150 (278)
LME Aluminum Base Metal 4 12/2024 USD 260,631 23,219
LME Aluminum Base Metal 4 12/2024 USD 261,313 7,826
LME Aluminum Base Metal 5 12/2024 USD 326,641 14,626
LME Aluminum Base Metal 7 12/2024 USD 456,652 16,069
LME Aluminum Base Metal 10 12/2024 USD 652,713 (7,106)
LME Aluminum Base Metal 17 12/2024 USD 1,109,650 26,080
LME Aluminum Base Metal 19 12/2024 USD 1,239,527 68,452
LME Aluminum Base Metal 20 12/2024 USD 1,302,780 113,120
LME Aluminum Base Metal 32 12/2024 USD 2,084,248 177,802
LME Aluminum Base Metal 49 12/2024 USD 3,201,084 114,454
LME Copper Base Metal 1 12/2024 USD 245,604 (4,920)
LME Copper Base Metal 1 12/2024 USD 245,509 1,331
LME Copper Base Metal 1 12/2024 USD 245,725 (2,853)
LME Copper Base Metal 3 12/2024 USD 734,804 57,254
LME Copper Base Metal 4 12/2024 USD 981,935 33,932
LME Copper Base Metal 4 12/2024 USD 979,953 69,801

AQR Funds | N-PORT Part F | September 2024
See notes to Schedule of Investments.
AQR MACRO OPPORTUNITIES FUND
Consolidated Schedule of Investments
September 30, 2024 (Unaudited)
(Continued)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
LME Copper Base Metal 4 12/2024 USD $ 981,710 $ 28,031
LME Copper Base Metal 7 12/2024 USD 1,714,169 146,617
LME Copper Base Metal 9 12/2024 USD 2,206,823 168,349
LME Copper Base Metal 20 12/2024 USD 4,910,175 216,330
LME Lead Base Metal 1 12/2024 USD 52,186 2,439
LME Lead Base Metal 1 12/2024 USD 52,202 1,494
LME Lead Base Metal 1 12/2024 USD 52,266 1,005
LME Lead Base Metal 1 12/2024 USD 52,359 1,037
LME Lead Base Metal 2 12/2024 USD 104,715 (1,843)
LME Lead Base Metal 3 12/2024 USD 156,219 4,299
LME Lead Base Metal 3 12/2024 USD 157,118 1,056
LME Lead Base Metal 3 12/2024 USD 157,200 (1,490)
LME Lead Base Metal 5 12/2024 USD 261,581 2,236
LME Lead Base Metal 6 12/2024 USD 312,567 14,351
LME Lead Base Metal 7 12/2024 USD 365,971 11,115
LME Lead Base Metal 48 12/2024 USD 2,510,280 22,882
LME Nickel Base Metal 1 12/2024 USD 104,940 7,944
LME Nickel Base Metal 2 12/2024 USD 209,707 17,959
LME Nickel Base Metal 2 12/2024 USD 209,914 14,871
LME Nickel Base Metal 4 12/2024 USD 419,133 35,913
LME Nickel Base Metal 5 12/2024 USD 523,856 43,352
LME Nickel Base Metal 6 12/2024 USD 629,018 60,577
LME Nickel Base Metal 10 12/2024 USD 1,047,638 71,015
LME Nickel Base Metal 16 12/2024 USD 1,679,362 141,118
LME Zinc Base Metal 1 12/2024 USD 77,095 8,296
LME Zinc Base Metal 1 12/2024 USD 77,282 4,070
LME Zinc Base Metal 2 12/2024 USD 154,139 14,883
LME Zinc Base Metal 4 12/2024 USD 308,950 (85)
LME Zinc Base Metal 4 12/2024 USD 308,765 32,353
LME Zinc Base Metal 5 12/2024 USD 386,159 27,050
LME Zinc Base Metal 6 12/2024 USD 463,326 13,533
LME Zinc Base Metal 8 12/2024 USD 617,374 73,950
LME Zinc Base Metal 62 12/2024 USD 4,793,670 345,820
Long Gilt 116 12/2024 GBP 15,291,499 (41,713)
MSCI EAFE Index 6 12/2024 USD 746,340 13,733
MSCI Emerging Markets Index 23 12/2024 USD 1,348,605 82,493
NASDAQ 100 E-Mini Index 16 12/2024 USD 6,483,600 177,491
Nikkei 225 Index 1 12/2024 JPY 264,046 (8,490)
Russell 2000 E-Mini Index 21 12/2024 USD 2,361,660 75,160
S&P Midcap 400 E-Mini Index 26 12/2024 USD 8,186,360 228,320
Silver 3 12/2024 USD 471,870 (803)
Soybean Meal 79 12/2024 USD 2,698,640 129,315
TOPIX Index 43 12/2024 JPY 7,920,856 (15,571)
U.S. Treasury 2 Year Note 1,352 12/2024 USD 281,575,123 (189,208)
U.S. Treasury 5 Year Note 15 12/2024 USD 1,649,180 (3,510)
U.S. Treasury Long Bond 10 12/2024 USD 1,243,438 (10,693)
U.S. Treasury Ultra Bond 5 12/2024 USD 666,406 (4,057)
Platinum 9 1/2025 USD 445,995 516
3 Month Euro Euribor 5 3/2025 EUR 1,359,504 3,717
90-Day Australian Bank Bill 8 3/2025 AUD 5,478,254 462
90-Day New Zealand Bill 6 3/2025 NZD 3,776,231 3,816
3 Month CORRA 52 6/2025 CAD 9,342,083 27,898
3 Month Euro Euribor 18 6/2025 EUR 4,909,743 23,417
3 Month SARON 10 6/2025 CHF 2,940,273 3,099
3 Month SOFR 9 6/2025 USD 2,170,800 8,570
3 Month SONIA 10 6/2025 GBP 3,207,677 2,003
90-Day Australian Bank Bill 13 6/2025 AUD 8,908,472 2,480

Consolidated Schedule of Investments
September 30, 2024 (Unaudited)
AQR MACRO OPPORTUNITIES FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | September 2024

(Continued)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
90-Day New Zealand Bill 5 6/2025 NZD $ 3,150,245 $ 3,699
Platinum 20 8/2025 JPY 316,298 5,246
3 Month CORRA 31 9/2025 CAD 5,582,212 20,326
3 Month Euro Euribor 24 9/2025 EUR 6,555,006 18,623
3 Month SARON 5 9/2025 CHF 1,471,613 5,304
3 Month SOFR 12 9/2025 USD 2,903,700 16,123
3 Month SONIA 8 9/2025 GBP 2,574,832 5,613
90-Day Australian Bank Bill 20 9/2025 AUD 13,711,038 8,420
90-Day New Zealand Bill 5 9/2025 NZD 3,152,404 809
3 Month CORRA 16 12/2025 CAD 2,883,656 7,652
3 Month Euro Euribor 13 12/2025 EUR 3,551,895 16,706
3 Month SARON 6 12/2025 CHF 1,766,645 3,548
3 Month SOFR 13 12/2025 USD 3,150,550 (80)
3 Month SONIA 13 12/2025 GBP 4,191,706 10,449
90-Day Australian Bank Bill 10 12/2025 AUD 6,857,196 706
3 Month CORRA 13 3/2026 CAD 2,343,931 1,771
3 Month Euro Euribor 15 3/2026 EUR 4,097,505 19,779
3 Month SARON 4 3/2026 CHF 1,177,941 2,333
3 Month SOFR 6 3/2026 USD 1,455,075 2,047
3 Month SONIA 8 3/2026 GBP 2,581,784 8,959
3 Month Euro Euribor 16 6/2026 EUR 4,368,891 17,818
3 Month SOFR 6 6/2026 USD 1,455,450 1,976
3 Month SONIA 8 6/2026 GBP 2,582,453 6,787
3 Month Euro Euribor 16 9/2026 EUR 4,366,665 4,915
3 Month SOFR 6 9/2026 USD 1,455,375 1,895
3 Month SONIA 9 9/2026 GBP 2,905,259 6,265
3 Month SOFR 7 12/2026 USD 1,697,500 (2,146)
3 Month SONIA 8 12/2026 GBP 2,582,319 (937)
Total of long contracts 7,461,957
Short Contracts
Brent Crude Oil (173) 10/2024 USD (12,404,100) 167,918
CAC 40 10 Euro Index (15) 10/2024 EUR (1,277,256) (15,541)
HSCEI (74) 10/2024 HKD (3,595,837) (172,541)
LME Aluminum Base Metal (2) 10/2024 USD (130,961) (7,402)
LME Aluminum Base Metal (2) 10/2024 USD (130,853) (7,109)
LME Aluminum Base Metal (3) 10/2024 USD (196,097) (6,131)
LME Aluminum Base Metal (3) 10/2024 USD (195,654) (6,378)
LME Aluminum Base Metal (4) 10/2024 USD (261,652) (12,864)
LME Aluminum Base Metal (5) 10/2024 USD (326,656) (25,239)
LME Aluminum Base Metal (5) 10/2024 USD (325,093) (47,101)
LME Aluminum Base Metal (5) 10/2024 USD (325,844) (26,087)
LME Aluminum Base Metal (6) 10/2024 USD (392,337) (12,516)
LME Aluminum Base Metal (14) 10/2024 USD (913,399) (24,090)
LME Aluminum Base Metal (14) 10/2024 USD (910,217) (118,133)
LME Aluminum Base Metal (16) 10/2024 USD (1,039,900) (112,586)
LME Aluminum Base Metal (18) 10/2024 USD (1,170,000) (131,425)
LME Aluminum Base Metal (21) 10/2024 USD (1,365,452) (165,449)
LME Aluminum Base Metal (30) 10/2024 USD (1,950,090) (238,078)
LME Copper Base Metal (1) 10/2024 USD (242,300) (57)
LME Copper Base Metal (1) 10/2024 USD (242,930) (1,483)
LME Copper Base Metal (1) 10/2024 USD (242,614) 5,773
LME Copper Base Metal (1) 10/2024 USD (243,460) (17,228)
LME Copper Base Metal (3) 10/2024 USD (727,713) 19,250
LME Copper Base Metal (3) 10/2024 USD (728,705) 906
LME Copper Base Metal (3) 10/2024 USD (728,097) 7,876
LME Copper Base Metal (3) 10/2024 USD (730,623) (42,884)
LME Copper Base Metal (4) 10/2024 USD (974,002) (77,745)

AQR Funds | N-PORT Part F | September 2024
See notes to Schedule of Investments.
AQR MACRO OPPORTUNITIES FUND
Consolidated Schedule of Investments
September 30, 2024 (Unaudited)
(Continued)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts (continued)
LME Copper Base Metal (4) 10/2024 USD $ (969,381) $ 10,986
LME Copper Base Metal (5) 10/2024 USD (1,214,349) 17,091
LME Copper Base Metal (6) 10/2024 USD (1,459,390) (86,506)
LME Copper Base Metal (7) 10/2024 USD (1,701,984) (80,452)
LME Copper Base Metal (9) 10/2024 USD (2,186,622) (57,996)
LME Copper Base Metal (9) 10/2024 USD (2,189,498) (148,421)
LME Lead Base Metal (1) 10/2024 USD (51,576) 1,877
LME Lead Base Metal (1) 10/2024 USD (51,567) 3,687
LME Lead Base Metal (1) 10/2024 USD (51,656) (300)
LME Lead Base Metal (2) 10/2024 USD (102,800) 9,210
LME Lead Base Metal (2) 10/2024 USD (103,075) 6,560
LME Lead Base Metal (2) 10/2024 USD (102,839) 7,772
LME Lead Base Metal (2) 10/2024 USD (102,604) 8,017
LME Lead Base Metal (2) 10/2024 USD (103,426) (1,831)
LME Lead Base Metal (3) 10/2024 USD (154,376) 9,620
LME Lead Base Metal (3) 10/2024 USD (154,318) 9,859
LME Lead Base Metal (4) 10/2024 USD (206,898) (1,909)
LME Lead Base Metal (6) 10/2024 USD (309,342) 17,679
LME Lead Base Metal (7) 10/2024 USD (361,912) 3,469
LME Nickel Base Metal (2) 10/2024 USD (207,505) (475)
LME Nickel Base Metal (2) 10/2024 USD (208,020) (16,686)
LME Nickel Base Metal (3) 10/2024 USD (311,714) (12,041)
LME Nickel Base Metal (3) 10/2024 USD (311,660) (11,683)
LME Nickel Base Metal (5) 10/2024 USD (518,109) 2,836
LME Nickel Base Metal (5) 10/2024 USD (519,904) (34,916)
LME Nickel Base Metal (11) 10/2024 USD (1,143,151) (62,069)
LME Nickel Base Metal (24) 10/2024 USD (2,498,796) (126,420)
LME Zinc Base Metal (1) 10/2024 USD (76,744) (10,907)
LME Zinc Base Metal (1) 10/2024 USD (76,676) (4,945)
LME Zinc Base Metal (1) 10/2024 USD (76,420) (2,122)
LME Zinc Base Metal (2) 10/2024 USD (153,471) (20,490)
LME Zinc Base Metal (2) 10/2024 USD (153,172) (6,897)
LME Zinc Base Metal (3) 10/2024 USD (230,046) (11,959)
LME Zinc Base Metal (3) 10/2024 USD (229,700) (10,878)
LME Zinc Base Metal (4) 10/2024 USD (306,113) (7,825)
LME Zinc Base Metal (4) 10/2024 USD (306,190) (12,574)
LME Zinc Base Metal (5) 10/2024 USD (383,499) (51,520)
LME Zinc Base Metal (6) 10/2024 USD (460,145) (56,373)
LME Zinc Base Metal (11) 10/2024 USD (844,286) (105,606)
MSCI Singapore Index (234) 10/2024 SGD (6,252,138) 6,426
Natural Gas (51) 10/2024 USD (1,490,730) (127,375)
NY Harbor ULSD (74) 10/2024 USD (6,695,875) (153,867)
RBOB Gasoline (22) 10/2024 USD (1,788,032) (37,153)
LME Aluminum Base Metal (1) 11/2024 USD (65,040) (7,042)
LME Aluminum Base Metal (1) 11/2024 USD (65,040) (7,338)
LME Aluminum Base Metal (2) 11/2024 USD (130,081) (15,550)
LME Aluminum Base Metal (2) 11/2024 USD (130,050) (15,718)
LME Aluminum Base Metal (2) 11/2024 USD (130,081) (16,561)
LME Aluminum Base Metal (3) 11/2024 USD (195,121) (9,340)
LME Aluminum Base Metal (3) 11/2024 USD (195,271) (9,401)
LME Aluminum Base Metal (9) 11/2024 USD (585,410) (56,637)
LME Aluminum Base Metal (9) 11/2024 USD (585,632) (19,334)
LME Aluminum Base Metal (11) 11/2024 USD (715,443) (95,626)
LME Aluminum Base Metal (14) 11/2024 USD (910,564) (88,128)
LME Aluminum Base Metal (16) 11/2024 USD (1,040,644) (134,311)
LME Copper Base Metal (1) 11/2024 USD (244,606) (13,780)
LME Copper Base Metal (1) 11/2024 USD (243,844) (24,641)

Consolidated Schedule of Investments
September 30, 2024 (Unaudited)
AQR MACRO OPPORTUNITIES FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | September 2024

(Continued)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts (continued)
LME Copper Base Metal (1) 11/2024 USD $ (243,994) $ (20,140)
LME Copper Base Metal (1) 11/2024 USD (244,319) (13,340)
LME Copper Base Metal (2) 11/2024 USD (487,463) (35,468)
LME Copper Base Metal (3) 11/2024 USD (731,420) (71,427)
LME Copper Base Metal (4) 11/2024 USD (977,225) (50,386)
LME Copper Base Metal (4) 11/2024 USD (975,076) (89,887)
LME Copper Base Metal (4) 11/2024 USD (976,276) (74,918)
LME Copper Base Metal (5) 11/2024 USD (1,217,908) (79,760)
LME Copper Base Metal (6) 11/2024 USD (1,464,489) (103,005)
LME Copper Base Metal (6) 11/2024 USD (1,467,167) (58,582)
LME Lead Base Metal (1) 11/2024 USD (51,965) (567)
LME Lead Base Metal (1) 11/2024 USD (51,782) (1,609)
LME Lead Base Metal (1) 11/2024 USD (52,010) 737
LME Lead Base Metal (2) 11/2024 USD (103,587) (5,699)
LME Lead Base Metal (4) 11/2024 USD (207,539) (7,095)
LME Lead Base Metal (5) 11/2024 USD (259,310) (1,059)
LME Lead Base Metal (5) 11/2024 USD (259,909) (297)
LME Lead Base Metal (5) 11/2024 USD (259,481) (4,932)
LME Lead Base Metal (6) 11/2024 USD (310,829) (16,544)
LME Lead Base Metal (6) 11/2024 USD (310,898) (18,713)
LME Lead Base Metal (9) 11/2024 USD (465,624) (3,898)
LME Nickel Base Metal (1) 11/2024 USD (104,514) (2,945)
LME Nickel Base Metal (1) 11/2024 USD (104,639) (2,798)
LME Nickel Base Metal (1) 11/2024 USD (104,412) (7,193)
LME Nickel Base Metal (1) 11/2024 USD (104,353) (6,891)
LME Nickel Base Metal (1) 11/2024 USD (104,493) (3,611)
LME Nickel Base Metal (2) 11/2024 USD (208,744) (13,500)
LME Nickel Base Metal (3) 11/2024 USD (312,409) (14,788)
LME Nickel Base Metal (4) 11/2024 USD (417,095) (28,489)
LME Nickel Base Metal (4) 11/2024 USD (418,721) (7,799)
LME Nickel Base Metal (6) 11/2024 USD (625,525) (39,535)
LME Nickel Base Metal (22) 11/2024 USD (2,293,159) (146,883)
LME Zinc Base Metal (1) 11/2024 USD (76,866) (11,320)
LME Zinc Base Metal (1) 11/2024 USD (76,950) (7,853)
LME Zinc Base Metal (2) 11/2024 USD (153,535) (19,103)
LME Zinc Base Metal (2) 11/2024 USD (153,705) (25,182)
LME Zinc Base Metal (2) 11/2024 USD (153,648) (22,522)
LME Zinc Base Metal (2) 11/2024 USD (153,988) (16,015)
LME Zinc Base Metal (3) 11/2024 USD (230,894) (28,402)
LME Zinc Base Metal (4) 11/2024 USD (308,301) (26,613)
LME Zinc Base Metal (5) 11/2024 USD (385,204) (23,843)
LME Zinc Base Metal (6) 11/2024 USD (462,174) (22,692)
LME Zinc Base Metal (8) 11/2024 USD (616,302) (51,326)
LME Zinc Base Metal (11) 11/2024 USD (845,218) (132,932)
Low Sulphur Gasoil (47) 11/2024 USD (3,103,175) (77,938)
Australia 3 Year Bond (14) 12/2024 AUD (1,036,805) 1,760
Canada 10 Year Bond (169) 12/2024 CAD (15,612,304) (88,018)
DAX Index (9) 12/2024 EUR (4,884,697) (149,257)
DJIA CBOT E-Mini Index (7) 12/2024 USD (1,492,505) (29,867)
Euro STOXX 50 Index (219) 12/2024 EUR (12,262,126) (243,711)
Euro-Bund (69) 12/2024 EUR (10,361,312) (26,971)
FTSE/JSE Top 40 Index (36) 12/2024 ZAR (1,658,928) (64,698)
Japan 10 Year Bond (14) 12/2024 JPY (14,079,388) 16,560
KC HRW Wheat (80) 12/2024 USD (2,335,000) (35,394)
LME Aluminum Base Metal (1) 12/2024 USD (65,230) (6,674)
LME Aluminum Base Metal (1) 12/2024 USD (65,214) (6,808)
LME Aluminum Base Metal (2) 12/2024 USD (130,493) (3,986)

AQR Funds | N-PORT Part F | September 2024
See notes to Schedule of Investments.
AQR MACRO OPPORTUNITIES FUND
Consolidated Schedule of Investments
September 30, 2024 (Unaudited)
(Continued)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts (continued)
LME Aluminum Base Metal (2) 12/2024 USD $ (130,493) $ (12,303)
LME Aluminum Base Metal (3) 12/2024 USD (195,835) (13,006)
LME Aluminum Base Metal (4) 12/2024 USD (261,313) (9,064)
LME Aluminum Base Metal (4) 12/2024 USD (260,631) (23,679)
LME Aluminum Base Metal (4) 12/2024 USD (261,150) (162)
LME Aluminum Base Metal (5) 12/2024 USD (326,641) (11,561)
LME Aluminum Base Metal (7) 12/2024 USD (456,652) (18,083)
LME Aluminum Base Metal (10) 12/2024 USD (652,713) 6,820
LME Aluminum Base Metal (17) 12/2024 USD (1,109,650) (29,556)
LME Aluminum Base Metal (19) 12/2024 USD (1,239,527) (61,817)
LME Aluminum Base Metal (20) 12/2024 USD (1,302,780) (110,412)
LME Aluminum Base Metal (32) 12/2024 USD (2,084,248) (171,264)
LME Aluminum Base Metal (109) 12/2024 USD (7,120,779) (437,766)
LME Copper Base Metal (1) 12/2024 USD (245,509) (736)
LME Copper Base Metal (1) 12/2024 USD (245,604) 5,484
LME Copper Base Metal (1) 12/2024 USD (245,725) 4,567
LME Copper Base Metal (3) 12/2024 USD (734,804) (59,812)
LME Copper Base Metal (4) 12/2024 USD (979,953) (69,964)
LME Copper Base Metal (4) 12/2024 USD (981,935) (38,046)
LME Copper Base Metal (4) 12/2024 USD (981,710) (26,096)
LME Copper Base Metal (7) 12/2024 USD (1,714,169) (150,887)
LME Copper Base Metal (9) 12/2024 USD (2,206,823) (168,785)
LME Copper Base Metal (34) 12/2024 USD (8,347,298) (559,301)
LME Lead Base Metal (1) 12/2024 USD (52,359) (1,211)
LME Lead Base Metal (1) 12/2024 USD (52,186) (2,414)
LME Lead Base Metal (1) 12/2024 USD (52,202) (1,580)
LME Lead Base Metal (1) 12/2024 USD (52,266) (1,131)
LME Lead Base Metal (2) 12/2024 USD (104,715) 1,955
LME Lead Base Metal (3) 12/2024 USD (156,219) (4,155)
LME Lead Base Metal (3) 12/2024 USD (157,118) (819)
LME Lead Base Metal (3) 12/2024 USD (157,200) 1,773
LME Lead Base Metal (5) 12/2024 USD (261,581) (2,469)
LME Lead Base Metal (6) 12/2024 USD (312,567) (14,554)
LME Lead Base Metal (7) 12/2024 USD (365,971) (7,414)
LME Lead Base Metal (12) 12/2024 USD (627,570) (20,439)
LME Nickel Base Metal (1) 12/2024 USD (104,940) (8,673)
LME Nickel Base Metal (2) 12/2024 USD (209,707) (17,593)
LME Nickel Base Metal (2) 12/2024 USD (209,914) (13,660)
LME Nickel Base Metal (4) 12/2024 USD (419,133) (35,745)
LME Nickel Base Metal (5) 12/2024 USD (523,856) (43,871)
LME Nickel Base Metal (6) 12/2024 USD (629,018) (58,976)
LME Nickel Base Metal (10) 12/2024 USD (1,047,638) (69,248)
LME Nickel Base Metal (66) 12/2024 USD (6,927,367) (222,567)
LME Zinc Base Metal (1) 12/2024 USD (77,282) (4,910)
LME Zinc Base Metal (1) 12/2024 USD (77,095) (8,397)
LME Zinc Base Metal (2) 12/2024 USD (154,139) (14,481)
LME Zinc Base Metal (4) 12/2024 USD (308,765) (33,211)
LME Zinc Base Metal (4) 12/2024 USD (308,950) 554
LME Zinc Base Metal (5) 12/2024 USD (386,159) (30,924)
LME Zinc Base Metal (6) 12/2024 USD (463,326) (12,385)
LME Zinc Base Metal (8) 12/2024 USD (617,374) (77,496)
LME Zinc Base Metal (24) 12/2024 USD (1,855,614) (136,571)
Palladium (2) 12/2024 USD (200,040) (8,287)
S&P 500 E-Mini Index (72) 12/2024 USD (20,931,300) (427,211)
S&P/TSX 60 Index (2) 12/2024 CAD (427,195) (4,657)
SET50 Index (750) 12/2024 THB (4,264,004) 32,863
Soybean Oil (163) 12/2024 USD (4,235,718) (279,738)

Consolidated Schedule of Investments
September 30, 2024 (Unaudited)
AQR MACRO OPPORTUNITIES FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | September 2024

(Continued)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts (continued)
SPI 200 Index (65) 12/2024 AUD $ (9,331,324) $ (129,149)
U.S. Treasury 10 Year Note (941) 12/2024 USD (107,612,173) 229,063
Wheat (63) 12/2024 USD (1,839,600) (13,127)
Aluminum (3) 1/2025 USD (192,356) (7,065)
Sugar No. 11 (107) 2/2025 USD (2,692,805) (128,735)
Total of short contracts (8,292,768)
Net unrealized depreciation $ (830,811)
Forward foreign currency exchange contracts outstanding as of September 30, 2024:
Over-the-Counter
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
AUD 40,967,312 USD 27,815,560 CITI 12/18/2024 $ 529,792
AUD 40,967,310 USD 27,815,419 JPMC 12/18/2024 529,931
BRL 51,006,763 USD 9,113,034 CITI
**
12/18/2024 164,404
BRL 51,006,761 USD 9,112,988 JPMC
**
12/18/2024 164,448
CAD 5,085,293 USD 3,753,849 CITI 12/18/2024 13,831
CAD 5,085,292 USD 3,753,830 JPMC 12/18/2024 13,849
CHF 1,502,501 USD 1,788,439 CITI 12/18/2024 2,389
CHF 1,502,501 USD 1,788,430 JPMC 12/18/2024 2,398
CLP 1,250,000,000 USD 1,326,549 CITI
**
12/18/2024 62,581
CLP 1,250,000,000 USD 1,326,542 JPMC
**
12/18/2024 62,588
CNY 44,194,248 USD 6,286,772 CITI
**
12/18/2024 60,536
CNY 44,194,255 USD 6,286,741 JPMC
**
12/18/2024 60,568
COP 6,221,236,960 USD 1,437,790 CITI
**
12/18/2024 26,715
COP 6,221,236,960 USD 1,437,783 JPMC
**
12/18/2024 26,724
CZK 10,500,001 USD 462,401 CITI 12/18/2024 2,120
CZK 10,500,000 USD 462,399 JPMC 12/18/2024 2,122
EUR 11,286,482 USD 12,558,303 CITI 12/18/2024 45,307
EUR 11,286,485 USD 12,558,244 JPMC 12/18/2024 45,370
GBP 18,038,321 USD 23,823,726 CITI 12/18/2024 288,360
GBP 18,038,318 USD 23,823,602 JPMC 12/18/2024 288,479
HUF 360,000,000 USD 997,195 CITI 12/18/2024 8,728
HUF 360,000,000 USD 997,190 JPMC 12/18/2024 8,733
IDR 35,983,951,581 USD 2,324,758 CITI
**
12/18/2024 37,301
IDR 35,983,951,581 USD 2,324,755 JPMC
**
12/18/2024 37,304
INR 947,299,000 USD 11,241,081 CITI
**
12/18/2024 20,606
INR 947,299,000 USD 11,241,025 JPMC
**
12/18/2024 20,662
JPY 3,048,652,438 USD 21,351,272 CITI 12/18/2024 89,516
JPY 3,048,652,437 USD 21,351,165 JPMC 12/18/2024 89,623
KRW 6,520,269,251 USD 4,918,073 CITI
**
12/18/2024 45,391
KRW 6,520,269,251 USD 4,918,048 JPMC
**
12/18/2024 45,416
MXN 81,514,699 USD 4,064,244 CITI 12/18/2024 25,792
MXN 81,514,704 USD 4,064,224 JPMC 12/18/2024 25,813
NOK 82,740,825 USD 7,774,647 CITI 12/18/2024 69,166
NOK 82,740,821 USD 7,774,608 JPMC 12/18/2024 69,205
NZD 10,190,978 USD 6,312,989 CITI 12/18/2024 162,165
NZD 10,190,977 USD 6,312,957 JPMC 12/18/2024 162,197
PEN 779,500 USD 206,599 CITI
**
12/18/2024 3,518
PEN 779,500 USD 206,598 JPMC
**
12/18/2024 3,519
PHP 103,125,000 USD 1,833,793 CITI
**
12/18/2024 2,935
PHP 103,125,000 USD 1,833,810 JPMC
**
12/18/2024 2,918
PLN 8,797,047 USD 2,272,860 CITI 12/18/2024 7,156

AQR Funds | N-PORT Part F | September 2024
See notes to Schedule of Investments.
AQR MACRO OPPORTUNITIES FUND
Consolidated Schedule of Investments
September 30, 2024 (Unaudited)
(Continued)
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
PLN 8,797,044 USD 2,272,848 JPMC 12/18/2024 $ 7,167
SEK 125,807,966 USD 12,344,495 CITI 12/18/2024 91,385
SEK 125,807,977 USD 12,344,434 JPMC 12/18/2024 91,447
SGD 3,084,023 USD 2,390,111 CITI 12/18/2024 18,785
SGD 3,084,021 USD 2,390,083 JPMC 12/18/2024 18,812
THB 123,500,000 USD 3,693,870 CITI 12/18/2024 164,178
THB 123,500,001 USD 3,693,852 JPMC 12/18/2024 164,196
TWD 273,723,431 USD 8,687,899 CITI
**
12/18/2024 42,002
TWD 273,723,433 USD 8,687,855 JPMC
**
12/18/2024 42,046
USD 9,305 BRL 50,999 CITI
**
12/18/2024 29
USD 9,305 BRL 51,001 JPMC
**
12/18/2024 29
USD 13,621,402 CAD 18,305,557 CITI 12/18/2024 58,865
USD 13,621,469 CAD 18,305,555 JPMC 12/18/2024 58,933
USD 13,718,557 CHF 11,465,591 CITI 12/18/2024 52,743
USD 13,718,623 CHF 11,465,589 JPMC 12/18/2024 52,810
USD 781,051 CLP 700,000,000 CITI
**
12/18/2024 3,138
USD 781,055 CLP 700,000,000 JPMC
**
12/18/2024 3,142
USD 2,381,353 COP 10,050,667,939 CITI
**
12/18/2024 15,385
USD 2,381,365 COP 10,050,667,939 JPMC
**
12/18/2024 15,398
USD 6,259,572 CZK 140,745,068 CITI 12/18/2024 32,995
USD 6,259,604 CZK 140,745,066 JPMC 12/18/2024 33,026
USD 7,589,401 EUR 6,775,882 CITI 12/18/2024 22,778
USD 7,589,437 EUR 6,775,880 JPMC 12/18/2024 22,814
USD 136,653 GBP 102,197 CITI 12/18/2024 45
USD 136,657 GBP 102,199 JPMC 12/18/2024 46
USD 266,865 HUF 95,000,000 CITI 12/18/2024 1,412
USD 266,866 HUF 95,000,000 JPMC 12/18/2024 1,414
USD 3,806,119 ILS 14,039,500 CITI 12/18/2024 31,030
USD 3,806,138 ILS 14,039,500 JPMC 12/18/2024 31,050
USD 19,282,461 JPY 2,720,319,953 CITI 12/18/2024 150,795
USD 19,282,558 JPY 2,720,319,947 JPMC 12/18/2024 150,890
USD 1,390,661 KRW 1,814,800,000 CITI
**
12/18/2024 9,169
USD 1,390,667 KRW 1,814,800,000 JPMC
**
12/18/2024 9,176
USD 2,882,508 MXN 56,559,198 CITI 12/18/2024 44,626
USD 2,882,523 MXN 56,559,201 JPMC 12/18/2024 44,641
USD 1,275,086 NOK 13,394,750 CITI 12/18/2024 5,266
USD 1,275,093 NOK 13,394,750 JPMC 12/18/2024 5,273
USD 467,800 PHP 26,198,938 CITI
**
12/18/2024 1,178
USD 467,802 PHP 26,198,938 JPMC
**
12/18/2024 1,181
USD 2,913,588 PLN 11,178,750 CITI 12/18/2024 16,283
USD 2,913,603 PLN 11,178,751 JPMC 12/18/2024 16,297
USD 49,433 SEK 500,000 CITI 12/18/2024 9
USD 49,433 SEK 500,000 JPMC 12/18/2024 9
USD –
(a)
THB 1 JPMC 12/18/2024 –
ZAR 85,788,000 USD 4,786,097 CITI 12/18/2024 146,405
ZAR 85,787,999 USD 4,786,074 JPMC 12/18/2024 146,429
Total unrealized appreciation 5,154,903
AUD 230,999 USD 160,031 CITI 12/18/2024 (202)
AUD 231,001 USD 160,031 JPMC 12/18/2024 (201)
BRL 13,541,298 USD 2,467,980 CITI
**
12/18/2024 (5,002)
BRL 13,541,301 USD 2,467,968 JPMC
**
12/18/2024 (4,988)
CAD 9,172,178 USD 6,810,536 CITI 12/18/2024 (14,894)
CAD 9,172,176 USD 6,810,500 JPMC 12/18/2024 (14,859)
CHF 3,009,631 USD 3,606,572 CITI 12/18/2024 (19,399)
CHF 3,009,631 USD 3,606,554 JPMC 12/18/2024 (19,381)
CNY 27,445,753 USD 3,946,202 CITI
**
12/18/2024 (4,363)
CNY 27,445,753 USD 3,946,183 JPMC
**
12/18/2024 (4,343)
COP 18,082,796,990 USD 4,327,735 CITI
**
12/18/2024 (70,973)

Consolidated Schedule of Investments
September 30, 2024 (Unaudited)
AQR MACRO OPPORTUNITIES FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | September 2024

(Continued)
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
COP 18,082,796,990 USD 4,327,713 JPMC
**
12/18/2024 $ (70,953)
EUR 13,771,132 USD 15,416,894 CITI 12/18/2024 (38,676)
EUR 13,771,128 USD 15,416,813 JPMC 12/18/2024 (38,599)
HUF 3,907,700,501 USD 10,986,188 CITI 12/18/2024 (67,170)
HUF 3,907,700,502 USD 10,986,133 JPMC 12/18/2024 (67,115)
IDR 1,000,000,000 USD 65,886 CITI
**
12/18/2024 (244)
IDR 1,000,000,000 USD 65,885 JPMC
**
12/18/2024 (244)
ILS 6,619,000 USD 1,794,648 CITI 12/18/2024 (14,862)
ILS 6,619,000 USD 1,794,639 JPMC 12/18/2024 (14,853)
INR 190,000,000 USD 2,263,136 CITI
**
12/18/2024 (4,377)
INR 190,000,000 USD 2,263,125 JPMC
**
12/18/2024 (4,366)
JPY 3,145,691,940 USD 22,311,632 CITI 12/18/2024 (188,377)
JPY 3,145,691,934 USD 22,311,520 JPMC 12/18/2024 (188,265)
KRW 1,215,089,750 USD 925,228 CITI
**
12/18/2024 (258)
KRW 1,215,089,749 USD 925,223 JPMC
**
12/18/2024 (253)
MXN 147,910,998 USD 7,501,170 CITI 12/18/2024 (79,671)
MXN 147,910,999 USD 7,501,133 JPMC 12/18/2024 (79,634)
NOK 39,445,966 USD 3,754,401 CITI 12/18/2024 (14,930)
NOK 39,445,967 USD 3,754,382 JPMC 12/18/2024 (14,912)
PHP 36,875,000 USD 660,749 CITI
**
12/18/2024 (3,978)
PHP 36,875,000 USD 660,733 JPMC
**
12/18/2024 (3,962)
PLN 4,136,044 USD 1,076,691 CITI 12/18/2024 (4,711)
PLN 4,136,045 USD 1,076,686 JPMC 12/18/2024 (4,706)
SEK 4,566,115 USD 451,611 CITI 12/18/2024 (259)
SEK 4,566,113 USD 451,608 JPMC 12/18/2024 (257)
SGD 2,199,500 USD 1,722,043 CITI 12/18/2024 (4,038)
SGD 2,199,500 USD 1,722,035 JPMC 12/18/2024 (4,030)
TWD 68,179,546 USD 2,185,339 CITI
**
12/18/2024 (10,879)
TWD 68,179,545 USD 2,185,329 JPMC
**
12/18/2024 (10,869)
USD 8,400,794 AUD 12,435,178 CITI 12/18/2024 (203,127)
USD 8,400,835 AUD 12,435,177 JPMC 12/18/2024 (203,085)
USD 1,010,613 BRL 5,627,376 CITI
**
12/18/2024 (12,930)
USD 1,010,618 BRL 5,627,376 JPMC
**
12/18/2024 (12,925)
USD 4,495,919 CAD 6,082,740 CITI 12/18/2024 (10,767)
USD 4,495,941 CAD 6,082,739 JPMC 12/18/2024 (10,744)
USD 16,749,798 CHF 14,080,704 CITI 12/18/2024 (32,966)
USD 16,749,884 CHF 14,080,706 JPMC 12/18/2024 (32,881)
USD 2,373,351 CLP 2,159,601,538 CITI
**
12/18/2024 (26,623)
USD 2,373,363 CLP 2,159,601,538 JPMC
**
12/18/2024 (26,611)
USD 7,326,425 CNY 51,609,744 CITI
**
12/18/2024 (85,918)
USD 7,326,463 CNY 51,609,751 JPMC
**
12/18/2024 (85,881)
USD 269,507 COP 1,149,332,061 CITI
**
12/18/2024 (1,050)
USD 269,508 COP 1,149,332,061 JPMC
**
12/18/2024 (1,050)
USD 1,396,890 CZK 31,602,933 CITI 12/18/2024 (1,228)
USD 1,396,897 CZK 31,602,934 JPMC 12/18/2024 (1,221)
USD 15,801,124 EUR 14,189,717 CITI 12/18/2024 (44,530)
USD 15,801,204 EUR 14,189,718 JPMC 12/18/2024 (44,449)
USD 20,738,771 GBP 15,756,210 CITI 12/18/2024 (322,783)
USD 20,738,869 GBP 15,756,206 JPMC 12/18/2024 (322,680)
USD 1,606,287 HUF 580,000,000 CITI 12/18/2024 (14,367)
USD 1,606,295 HUF 580,000,000 JPMC 12/18/2024 (14,359)
USD 1,515,003 IDR 23,750,000,000 CITI
**
12/18/2024 (43,994)
USD 1,515,011 IDR 23,750,000,000 JPMC
**
12/18/2024 (43,987)
USD 230,416 ILS 862,500 CITI 12/18/2024 (1,502)
USD 230,417 ILS 862,500 JPMC 12/18/2024 (1,501)
USD 59,325 INR 5,000,000 CITI
**
12/18/2024 (116)
USD 59,325 INR 5,000,000 JPMC
**
12/18/2024 (116)
USD 8,988,766 JPY 1,287,638,766 CITI 12/18/2024 (67,036)

AQR Funds | N-PORT Part F | September 2024
See notes to Schedule of Investments.
AQR MACRO OPPORTUNITIES FUND
Consolidated Schedule of Investments
September 30, 2024 (Unaudited)
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
USD 8,988,811 JPY 1,287,638,766 JPMC 12/18/2024 $ (66,990)
USD 12,296,109 KRW 16,310,200,000 CITI
**
12/18/2024 (119,802)
USD 12,296,171 KRW 16,310,199,999 JPMC
**
12/18/2024 (119,740)
USD 3,342,319 MXN 67,249,999 CITI 12/18/2024 (31,980)
USD 3,342,336 MXN 67,250,003 JPMC 12/18/2024 (31,964)
USD 273,627 NOK 2,894,751 CITI 12/18/2024 (794)
USD 273,628 NOK 2,894,748 JPMC 12/18/2024 (793)
USD 32,476,624 NZD 51,953,815 CITI 12/18/2024 (533,848)
USD 32,476,785 NZD 51,953,813 JPMC 12/18/2024 (533,685)
USD 592,315 PEN 2,223,323 CITI
**
12/18/2024 (6,990)
USD 592,318 PEN 2,223,323 JPMC
**
12/18/2024 (6,987)
USD 4,849,044 PHP 273,392,562 CITI
**
12/18/2024 (20,271)
USD 4,849,068 PHP 273,392,562 JPMC
**
12/18/2024 (20,247)
USD 946,467 PLN 3,664,753 CITI 12/18/2024 (3,364)
USD 946,471 PLN 3,664,751 JPMC 12/18/2024 (3,358)
USD 3,774,688 SEK 38,456,997 CITI 12/18/2024 (26,713)
USD 3,774,708 SEK 38,457,005 JPMC 12/18/2024 (26,694)
USD 15,536,013 SGD 20,138,001 CITI 12/18/2024 (193,555)
USD 15,536,089 SGD 20,137,999 JPMC 12/18/2024 (193,477)
USD 1,895,545 THB 63,375,000 CITI 12/18/2024 (84,243)
USD 1,895,554 THB 63,374,999 JPMC 12/18/2024 (84,233)
USD 9,569,762 ZAR 172,334,638 CITI 12/18/2024 (338,861)
USD 9,569,810 ZAR 172,334,637 JPMC 12/18/2024 (338,814)
ZAR 52,267,138 USD 3,025,258 CITI 12/18/2024 (20,085)
ZAR 52,267,138 USD 3,025,243 JPMC 12/18/2024 (20,070)
Total unrealized depreciation (5,592,038)
Net unrealized depreciation $ (437,135)
** Non-deliverable forward foreign currency exchange contracts.
(a) Represents less than $0.05.

Consolidated Schedule of Investments
September 30, 2024 (Unaudited)
AQR MANAGED FUTURES STRATEGY FUND
See notes to Schedule of Investments.
(Continued)
AQR Funds | N-PORT Part F | September 2024

INVESTMENTS SHARES VALUE ($)
LONG POSITIONS - 158.4%
COMMON STOCKS - 68.4%
Communication Services - 2 .9%
Diversified Telecommunication Services - 0 .9%
AT&T, Inc. (a)
135,914 2,990,108
Cellnex Telecom SA (Spain) (2)(a)
(b) 22,201 900,091
Deutsche Telekom AG (Registered)
(Germany) (2)(a) 101,833 2,990,759
Elisa OYJ (Finland) (2)(a)
4,627 245,298
HKT Trust & HKT Ltd. (Hong Kong)
(2)(a) 134,000 171,271
Iridium Communications, Inc. (a)(c)
38,136 1,161,241
Koninklijke KPN NV (Netherlands)
(2)(a) 104,748 427,821
Liberty Global Ltd., Class C
(Belgium) *(a)(c) 25,549 552,114
Orange SA (France) (2)(a)
170,775 1,955,870
Proximus SADP (Belgium) (a)
13,239 103,159
Quebecor, Inc., Class B (Canada)
(a) 25,751 672,312
Telia Co. AB (Sweden) (a)
309,161 999,704
13,169,748
Entertainment - 0 .7%
Capcom Co. Ltd. (Japan) (2)(a)
81,200 1,893,920
CTS Eventim AG & Co. KGaA
(Germany) (2)(a) 1,250 130,157
Konami Group Corp. (Japan) (2)(a)
1,700 173,363
Live Nation Entertainment, Inc. *(a)
(c) 4,516 494,457
Madison Square Garden Sports
Corp., Class A *(a)(c) 530 110,378
Netflix, Inc. *(a)
2,417 1,714,305
Nexon Co. Ltd. (Japan) (2)(a)
11,900 236,476
Playtika Holding Corp. (a)
65,204 516,416
ROBLOX Corp., Class A *(a)(c)
36,683 1,623,589
Roku, Inc., Class A *(a)(c)
15,768 1,177,239
Sea Ltd., ADR (Singapore) *(a)(c)
13,742 1,295,596
Square Enix Holdings Co. Ltd.
(Japan) (2)(a) 42,500 1,687,156
Toei Animation Co. Ltd. (Japan) (2)
(a) 4,700 99,349
11,152,401
Interactive Media & Services - 0 .3%
Auto Trader Group plc (United
Kingdom) (2)(a)(b) 134,132 1,559,309
Pinterest, Inc., Class A *(a)
26,111 845,213
Scout24 SE (Germany) (2)(a)(b)
3,657 314,860
Snap, Inc., Class A *(a)(c)
110,445 1,181,761
3,901,143
Media - 0 .7%
Comcast Corp., Class A (a)
82,163 3,431,948
Dentsu Group, Inc. (Japan) (2)(a)
4,500 138,699
New York Times Co. (The), Class
A (a) 17,404 968,881
News Corp., Class A (a)
68,384 1,821,066
INVESTMENTS SHARES VALUE ($)
Media - 0.7% (continued)
Publicis Groupe SA (France) (2)(a)
8,840 967,418
Schibsted ASA, Class A (Norway)
(a) 8,458 272,985
Sirius XM Holdings, Inc. (a)
16,411 388,120
TBS Holdings, Inc. (Japan) (2)(a)
40,800 1,116,710
Trade Desk, Inc. (The), Class A *(a)
(c) 8,437 925,117
Vivendi SE (France) (2)(a)
54,567 631,242
10,662,186
Wireless Telecommunication Services - 0 .3%
Freenet AG (Germany) (2)(a)
37,981 1,130,636
KDDI Corp. (Japan) (2)(a)
46,800 1,499,356
Millicom International Cellular SA,
SDR (Guatemala) (2)* 11,155 303,077
SoftBank Group Corp. (Japan) (2)(a)
33,400 1,981,162
4,914,231
Total Communication Services 43,799,709
Consumer Discretionary - 9 .4%
Automobile Components - 0 .7%
Aisin Corp. (Japan) (2)(a)
38,100 423,352
Autoliv, Inc. (Sweden) (a)(c)
15,656 1,461,801
BorgWarner, Inc. (a)(c)
25,085 910,335
Denso Corp. (Japan) (2)(a)
22,500 338,206
Niterra Co. Ltd. (Japan) (2)(a)
70,000 1,972,273
Pirelli & C SpA (Italy) (2)(a)(b)
281,404 1,708,898
Stanley Electric Co. Ltd. (Japan) (2)
(a) 31,900 597,936
Sumitomo Electric Industries Ltd.
(Japan) (2)(a) 99,800 1,620,522
Valeo SE (France) (2)(a)
27,608 334,057
Yokohama Rubber Co. Ltd. (The)
(Japan) (2)(a) 52,300 1,175,489
10,542,869
Automobiles - 0 .5%
Ferrari NV (Italy) (2)(a)
3,970 1,860,347
General Motors Co. (a)
18,623 835,055
Harley-Davidson, Inc. (a)(c)
3,205 123,489
Honda Motor Co. Ltd. (Japan) (2)(a)
47,900 511,397
Mazda Motor Corp. (Japan) (2)(a)
13,000 99,327
Mitsubishi Motors Corp. (Japan) (2)
(a) 92,400 251,395
Renault SA (France) (2)(a)
28,973 1,259,539
Rivian Automotive, Inc., Class A *(a)
(c) 43,964 493,276
Suzuki Motor Corp. (Japan) (2)(a)
23,400 263,481
Yamaha Motor Co. Ltd. (Japan) (2)
(a) 178,900 1,611,193
7,308,499
Broadline Retail - 0 .6%
Amazon.com, Inc. *(a)(c)
797 148,505
Dollarama, Inc. (Canada) (a)
1,576 161,440
MercadoLibre, Inc. (Brazil) *
562 1,153,201

AQR Funds | N-PORT Part F | September 2024
See notes to Schedule of Investments.
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
September 30, 2024 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
Broadline Retail - 0.6% (continued)
Pan Pacific International Holdings
Corp. (Japan) (2)(a) 11,000 285,822
Prosus NV (China) *
50,436 2,204,168
Rakuten Group, Inc. (Japan) (2)*(a)
118,600 765,256
Ryohin Keikaku Co. Ltd. (Japan) (2)
(a) 196,100 3,600,945
8,319,337
Distributors - 0 .0% †
D'ieteren Group (Belgium) (2)(a)
1,352 286,290
Genuine Parts Co. (a)(c)
1,678 234,383
Inchcape plc (United Kingdom) (2)
(a) 16,742 178,874
699,547
Diversified Consumer Services - 0 .4%
Bright Horizons Family Solutions,
Inc. *(a)(c) 10,702 1,499,671
Duolingo, Inc., Class A *(a)(c)
437 123,243
Graham Holdings Co., Class B (a)
543 446,194
Grand Canyon Education, Inc. *(a)
5,760 817,056
H&R Block, Inc. (a)(c)
14,927 948,611
Pearson plc (United Kingdom) (2)(a)
98,289 1,336,179
5,170,954
Hotels, Restaurants & Leisure - 1 .9%
Accor SA (France) (2)(a)
3,028 131,627
Aramark (a)
13,347 516,929
Aristocrat Leisure Ltd. (Australia)
(2)(a) 70,608 2,850,764
Booking Holdings, Inc. (a)
564 2,375,636
Cava Group, Inc. *(a)
2,317 286,960
Chipotle Mexican Grill, Inc., Class
A *(a) 6,822 393,084
Compass Group plc (United
Kingdom) (2)(a) 23,316 747,504
Delivery Hero SE (South Korea)
(2)*(b) 26,548 1,074,385
Domino's Pizza, Inc. (a)
1,093 470,143
DoorDash, Inc., Class A *(a)
9,644 1,376,488
DraftKings, Inc., Class A *(a)
6,421 251,703
Entain plc (United Kingdom) (2)(a)
10,458 106,851
Evolution AB (Sweden) (2)(a)(b)
14,968 1,472,149
Expedia Group, Inc. *(a)
8,412 1,245,144
Flutter Entertainment plc (United
Kingdom) *(a)(c) 2,042 484,526
Hilton Worldwide Holdings, Inc. (a)
(c) 5,991 1,380,925
InterContinental Hotels Group plc
(United Kingdom) (2)(a) 25,762 2,805,486
La Francaise des Jeux SAEM
(France) (2)(a)(b) 10,766 443,016
Light & Wonder, Inc. *(a)
13,632 1,236,831
McDonald's Holdings Co. Japan Ltd.
(Japan) (2)(a) 12,200 581,300
Norwegian Cruise Line Holdings
Ltd. *(a) 17,410 357,079
INVESTMENTS SHARES VALUE ($)
Hotels, Restaurants & Leisure - 1.9% (continued)
Skylark Holdings Co. Ltd. (Japan)
(2)(a) 8,100 130,678
Sodexo SA (France) (a)
4,162 341,215
Starbucks Corp. (a)(c)
16,594 1,617,749
Texas Roadhouse, Inc., Class A (a)
6,265 1,106,399
Travel + Leisure Co. (a)(c)
20,185 930,125
Wendy's Co. (The) (a)(c)
71,028 1,244,411
Wingstop, Inc. (a)
3,020 1,256,562
Zensho Holdings Co. Ltd. (Japan)
(2)(a) 14,400 797,846
28,013,515
Household Durables - 1 .1%
DR Horton, Inc. (a)(c)
9,049 1,726,278
Electrolux AB, Class B (Sweden)
(2)*(a) 199,454 1,937,248
Garmin Ltd. (a)(c)
6,912 1,216,719
Haseko Corp. (Japan) (2)(a)
8,300 108,867
Lennar Corp., Class A (a)
14,443 2,707,774
Mohawk Industries, Inc. *(a)
12,744 2,047,706
NVR, Inc. *(a)
137 1,344,216
Sekisui Chemical Co. Ltd. (Japan)
(2)(a) 35,500 555,069
Sony Group Corp. (Japan) (2)(a)
110,500 2,146,749
Sumitomo Forestry Co. Ltd. (Japan)
(2)(a) 12,600 620,232
Toll Brothers, Inc. (a)
8,994 1,389,483
15,800,341
Leisure Products - 0 .4%
Bandai Namco Holdings, Inc.
(Japan) (2)(a) 40,500 924,136
Hasbro, Inc. (a)
40,242 2,910,302
Mattel, Inc. *(a)(c)
43,476 828,218
Shimano, Inc. (Japan) (2)(a)
9,900 1,884,641
6,547,297
Specialty Retail - 2 .3%
ABC-Mart, Inc. (Japan) (2)(a)
59,100 1,256,036
Abercrombie & Fitch Co., Class A
*(a) 3,569 499,303
AutoZone, Inc. *(a)(c)
679 2,138,877
Best Buy Co., Inc. (a)(c)
11,860 1,225,138
Burlington Stores, Inc. *(a)(c)
5,293 1,394,600
Carvana Co., Class A *(a)(c)
2,205 383,913
Dick's Sporting Goods, Inc. (a)
5,311 1,108,406
Gap, Inc. (The) (a)(c)
45,459 1,002,371
H & M Hennes & Mauritz AB, Class
B (Sweden) (2)(a) 126,067 2,147,124
Home Depot, Inc. (The) (a)(c)
4,775 1,934,830
Industria de Diseno Textil SA (Spain)
(2)(a) 75,687 4,482,675
JB Hi-Fi Ltd. (Australia) (2)(a)
45,866 2,524,314
Murphy USA, Inc. (a)
917 451,962
Penske Automotive Group, Inc. (a)
11,865 1,927,113
Ross Stores, Inc. (a)(c)
10,461 1,574,485
Shimamura Co. Ltd. (Japan) (2)(a)
26,600 1,453,046

Consolidated Schedule of Investments
September 30, 2024 (Unaudited)
AQR MANAGED FUTURES STRATEGY FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | September 2024

(Continued)
INVESTMENTS SHARES VALUE ($)
Specialty Retail - 2.3% (continued)
TJX Cos., Inc. (The) (a)
12,929 1,519,675
USS Co. Ltd. (Japan) (2)(a)
81,900 777,393
Wayfair, Inc., Class A *(a)(c)
42,474 2,386,189
Williams-Sonoma, Inc. (a)(c)
8,550 1,324,566
Zalando SE (Germany) (2)*(a)(b)
98,491 3,255,317
34,767,333
Textiles, Apparel & Luxury Goods - 1 .5%
adidas AG (Germany) (2)(a)
10,594 2,807,269
Asics Corp. (Japan) (2)(a)
180,100 3,783,566
Brunello Cucinelli SpA (Italy) (2)(a)
3,786 408,737
Carter's, Inc. (a)
4,810 312,554
Deckers Outdoor Corp. *(a)
8,328 1,327,900
Hermes International SCA (France)
(2)(a) 1,942 4,781,897
LVMH Moet Hennessy Louis Vuitton
SE (France) (2)(a) 569 436,352
NIKE, Inc., Class B (a)
3,221 284,736
Pandora A/S (Denmark) (2)(a)
10,234 1,686,748
PVH Corp. (a)(c)
13,817 1,393,168
Ralph Lauren Corp., Class A (a)(c)
5,243 1,016,460
Skechers USA, Inc., Class A *(a)
24,514 1,640,477
Tapestry, Inc. (a)(c)
22,637 1,063,486
Under Armour, Inc., Class A *(a)(c)
115,846 1,032,188
VF Corp. (a)(c)
10,360 206,682
22,182,220
Total Consumer Discretionary 139,351,912
Consumer Staples - 4 .2%
Beverages - 0 .8%
Asahi Group Holdings Ltd. (Japan)
(2)(a) 54,000 707,776
Boston Beer Co., Inc. (The), Class
A *(a) 4,096 1,184,317
Carlsberg A/S, Class B (Denmark)
(2)(a) 4,483 533,821
Coca-Cola Co. (The) (a)
30,610 2,199,635
Coca-Cola Consolidated, Inc. (a)
2,344 3,085,642
Coca-Cola HBC AG (Italy) (2)(a)
3,258 116,155
Constellation Brands, Inc., Class A
(a)(c) 4,811 1,239,747
Kirin Holdings Co. Ltd. (Japan) (2)
(a) 27,000 411,476
Molson Coors Beverage Co., Class
B (a)(c) 25,337 1,457,384
Royal Unibrew A/S (Denmark)
(2)*(a) 6,674 559,930
Suntory Beverage & Food Ltd.
(Japan) (2)(a) 8,200 308,762
11,804,645
Consumer Staples Distribution & Retail - 1 .3%
Coles Group Ltd. (Australia) (2)(a)
30,167 376,077
Cosmos Pharmaceutical Corp.
(Japan) (2)(a) 2,200 114,000
Costco Wholesale Corp. (a)(c)
2,843 2,520,376
INVESTMENTS SHARES VALUE ($)
Consumer Staples Distribution & Retail - 1.3% (continued)
Empire Co. Ltd., Class A (Canada)
(a) 30,685 937,714
George Weston Ltd. (Canada) (a)
5,138 862,380
Loblaw Cos. Ltd. (Canada) (a)
3,692 491,593
Marks & Spencer Group plc (United
Kingdom) (2)(a) 577,675 2,882,861
Metro, Inc., Class A (Canada) (a)
2,715 171,619
Ocado Group plc (United Kingdom)
(2)*(a) 34,238 176,565
Performance Food Group Co. *(a)
9,694 759,719
Sundrug Co. Ltd. (Japan) (2)(a)
4,600 136,115
Sysco Corp. (a)(c)
13,997 1,092,606
Tesco plc (United Kingdom) (2)(a)
542,062 2,602,607
US Foods Holding Corp. *(a)
26,424 1,625,076
Walmart, Inc. (a)(c)
49,895 4,029,021
18,778,329
Food Products - 1 .3%
AAK AB (Sweden) (2)(a)
33,218 1,089,243
Archer-Daniels-Midland Co. (a)(c)
14,877 888,752
Associated British Foods plc (United
Kingdom) (2)(a) 32,030 1,001,023
Campbell Soup Co. (a)(c)
12,091 591,492
Conagra Brands, Inc. (a)
3,122 101,527
Darling Ingredients, Inc. *(a)
18,443 685,342
Flowers Foods, Inc. (a)(c)
25,244 582,379
Freshpet, Inc. *(a)(c)
1,284 175,613
Ingredion, Inc. (a)(c)
10,803 1,484,656
Lancaster Colony Corp. (a)(c)
636 112,299
McCormick & Co., Inc. (Non-Voting)
(a) 5,494 452,156
Mondelez International, Inc., Class
A (a) 31,444 2,316,480
NH Foods Ltd. (Japan) (2)(a)
25,400 941,711
Nisshin Seifun Group, Inc. (Japan)
(2)(a) 72,800 921,425
Pilgrim's Pride Corp. *(a)(c)
21,051 969,399
Seaboard Corp. (a)(c)
47 147,439
Tate & Lyle plc (United Kingdom) (a)
50,895 464,401
Toyo Suisan Kaisha Ltd. (Japan) (2)
(a) 38,400 2,521,154
Tyson Foods, Inc., Class A (a)
20,208 1,203,589
WH Group Ltd. (Hong Kong) (2)(a)
(b) 1,400,000 1,102,639
Yamazaki Baking Co. Ltd. (Japan)
(2)(a) 61,900 1,226,513
18,979,232
Household Products - 0 .3%
Colgate-Palmolive Co. (a)(c)
36,685 3,808,270
Spectrum Brands Holdings, Inc. (a)
(c) 6,770 644,097
4,452,367
Personal Care Products - 0 .3%
Beiersdorf AG (Germany) (2)(a)
5,027 756,663
BellRing Brands, Inc. *(a)
29,839 1,811,824
Kao Corp. (Japan) (2)(a)
12,300 607,947

AQR Funds | N-PORT Part F | September 2024
See notes to Schedule of Investments.
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
September 30, 2024 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
Personal Care Products - 0.3% (continued)
L'Oreal SA (France) (2)(a)
3,218 1,443,392
Rohto Pharmaceutical Co. Ltd.
(Japan) (2)(a) 25,000 625,741
5,245,567
Tobacco - 0 .2%
Imperial Brands plc (United
Kingdom) (2)(a) 35,752 1,039,992
Japan Tobacco, Inc. (Japan) (2)(a)
11,500 335,326
Philip Morris International, Inc. (a)(c)
15,315 1,859,241
3,234,559
Total Consumer Staples 62,494,699
Energy - 1 .4%
Energy Equipment & Services - 0 .0% †
Subsea 7 SA (United Kingdom) (2)
(a) 39,503 637,883
Oil, Gas & Consumable Fuels - 1 .4%
ConocoPhillips (a)(c)
19,698 2,073,806
Cosmo Energy Holdings Co. Ltd.
(Japan) (2)(a) 18,100 998,518
Devon Energy Corp. (a)(c)
21,773 851,760
Exxon Mobil Corp. (a)(c)
15,569 1,824,998
Gaztransport Et Technigaz SA
(France) (2)(a) 6,632 937,746
Harbour Energy plc (United
Kingdom) (2)(a) 183,891 655,882
Idemitsu Kosan Co. Ltd. (Japan) (2)
(a) 139,100 1,008,662
Inpex Corp. (Japan) (2)(a)
83,400 1,129,134
Kinder Morgan, Inc. (a)(c)
52,810 1,166,573
Koninklijke Vopak NV (Netherlands)
(2)(a) 21,958 1,019,065
Ovintiv, Inc. (a)
14,114 540,707
Pembina Pipeline Corp. (Canada)
(a) 15,862 653,855
Shell plc (2)(a)
56,841 1,844,021
Targa Resources Corp. (a)(c)
13,946 2,064,148
Texas Pacific Land Corp. (a)(c)
438 387,516
TotalEnergies SE (France) (2)(a)
28,848 1,873,255
Whitecap Resources, Inc. (Canada)
(a) 131,140 979,344
20,008,990
Total Energy 20,646,873
Financials - 9 .1%
Banks - 2 .9%
Banca Monte dei Paschi di Siena
SpA (Italy) (2)(a) 81,990 473,851
Banco BPM SpA (Italy) (2)(a)
15,093 101,975
Bank of America Corp. (a)
32,245 1,279,482
Barclays plc (United Kingdom) (2)(a)
311,599 936,225
BOC Hong Kong Holdings Ltd.
(China) (2) 221,000 700,185
BOK Financial Corp. (a)
5,660 592,149
CaixaBank SA (Spain) (2)(a)
310,937 1,855,655
INVESTMENTS SHARES VALUE ($)
Banks - 2.9% (continued)
Canadian Imperial Bank of
Commerce (Canada) (a) 18,373 1,127,009
Citizens Financial Group, Inc. (a)
63,988 2,627,987
Comerica, Inc. (a)
15,651 937,651
Commerce Bancshares, Inc. (a)(c)
22,160 1,316,304
Cullen/Frost Bankers, Inc. (a)(c)
10,416 1,165,134
Danske Bank A/S (Denmark) (2)(a)
66,439 1,998,400
East West Bancorp, Inc. (a)(c)
4,626 382,755
First Horizon Corp. (a)
32,460 504,104
FNB Corp. (a)(c)
54,651 771,126
Fukuoka Financial Group, Inc.
(Japan) (2)(a) 17,900 463,479
Hancock Whitney Corp. (a)
30,419 1,556,540
Huntington Bancshares, Inc. (a)(c)
129,686 1,906,384
International Bancshares Corp. (a)
3,895 232,882
Intesa Sanpaolo SpA (Italy) (2)(a)
389,985 1,669,409
KeyCorp (a)(c)
10,020 167,835
Kyoto Financial Group, Inc. (Japan)
(2)(a) 15,600 241,920
M&T Bank Corp. (a)(c)
4,153 739,732
Mitsubishi UFJ Financial Group, Inc.
(Japan) (2)(a) 96,800 994,000
PNC Financial Services Group, Inc.
(The) (a) 11,362 2,100,266
Popular, Inc.
17,843 1,789,118
Prosperity Bancshares, Inc. (a)(c)
4,728 340,747
Royal Bank of Canada (Canada) (a)
5,352 667,986
Societe Generale SA (France) (2)(a)
27,777 692,183
Sumitomo Mitsui Financial Group,
Inc. (Japan) (2)(a) 142,800 3,051,154
Texas Capital Bancshares, Inc. *(a)
(c) 18,437 1,317,508
Truist Financial Corp. (a)
46,037 1,969,002
UMB Financial Corp. (a)(c)
9,070 953,348
UniCredit SpA (Italy) (2)(a)
22,062 968,558
US Bancorp (a)(c)
31,916 1,459,519
Valley National Bancorp (a)(c)
69,482 629,507
Western Alliance Bancorp (a)
7,335 634,404
Westpac Banking Corp. (Australia)
(2)(a) 20,388 445,529
Wintrust Financial Corp. (a)
3,230 350,552
Zions Bancorp NA (a)
22,626 1,068,400
43,179,954
Capital Markets - 1 .4%
Ameriprise Financial, Inc. (a)(c)
5,198 2,442,072
Amundi SA (France) (2)(a)(b)
2,403 179,617
Azimut Holding SpA (Italy) (2)(a)
9,661 249,864
Banca Generali SpA (Italy) (2)(a)
7,315 328,132
BlackRock, Inc. (a)(c)
1,080 1,025,471
Cboe Global Markets, Inc. (a)(c)
7,631 1,563,363
CME Group, Inc. (a)(c)
11,085 2,445,905
Evercore, Inc., Class A (a)(c)
5,332 1,350,809
Federated Hermes, Inc., Class B (a)
49,604 1,823,939
Intercontinental Exchange, Inc. (a)
(c) 5,070 814,445

Consolidated Schedule of Investments
September 30, 2024 (Unaudited)
AQR MANAGED FUTURES STRATEGY FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | September 2024

(Continued)
INVESTMENTS SHARES VALUE ($)
Capital Markets - 1.4% (continued)
Intermediate Capital Group plc
(United Kingdom) (2)(a) 85,840 2,563,350
Man Group plc (United Kingdom)
(2)(a) 330,945 938,119
MarketAxess Holdings, Inc. (a)(c)
871 223,150
Moody's Corp. (a)(c)
1,887 895,551
MSCI, Inc., Class A (a)(c)
1,098 640,057
Onex Corp. (Canada) (a)
5,352 374,872
Robinhood Markets, Inc., Class A
*(a) 6,456 151,200
S&P Global, Inc. (a)
1,776 917,517
Stifel Financial Corp. (a)
12,354 1,160,041
20,087,474
Consumer Finance - 0 .2%
American Express Co. (a)(c)
5,881 1,594,927
Capital One Financial Corp. (a)
4,858 727,388
FirstCash Holdings, Inc. (a)(c)
984 112,963
OneMain Holdings, Inc. (a)
18,348 863,641
SoFi Technologies, Inc. *(a)(c)
17,511 137,637
3,436,556
Financial Services - 1 .4%
Adyen NV (Netherlands) (2)*(a)(b)
1,731 2,710,088
Affirm Holdings, Inc., Class A *(a)(c)
19,231 785,009
Block, Inc., Class A *(a)(c)
16,246 1,090,594
Corebridge Financial, Inc. (a)
5,329 155,394
Corpay, Inc. *(a)(c)
2,263 707,776
Essent Group Ltd. (a)(c)
11,272 724,677
Euronet Worldwide, Inc. *(a)
8,526 846,035
EXOR NV (Netherlands) (2)(a)
5,313 569,575
Fidelity National Information
Services, Inc. (a) 16,898 1,415,208
Fiserv, Inc. *(a)(c)
6,675 1,199,164
Global Payments, Inc. (a)(c)
2,356 241,302
GMO Payment Gateway, Inc.
(Japan) (2)(a) 16,700 1,016,252
M&G plc (United Kingdom) (2)(a)
232,368 644,555
Mastercard, Inc., Class A (a)
4,149 2,048,776
MGIC Investment Corp. (a)
26,516 678,810
ORIX Corp. (Japan) (2)(a)
130,600 3,055,890
PayPal Holdings, Inc. *(a)(c)
23,611 1,842,366
UWM Holdings Corp., Class A (a)(c)
31,887 271,677
Visa, Inc., Class A (a)
3,519 967,549
20,970,697
Insurance - 3 .2%
Ageas SA/NV (Belgium) (2)(a)
12,841 685,184
AIA Group Ltd. (Hong Kong) (2)(a)
273,400 2,387,563
Allianz SE (Registered) (Germany)
(2)(a) 5,418 1,782,084
Allstate Corp. (The) (a)
13,914 2,638,790
American International Group, Inc.
(a) 13,435 983,845
Assurant, Inc. (a)
1,900 377,834
Aviva plc (United Kingdom) (2)(a)
156,682 1,014,792
AXA SA (France) (2)(a)
8,877 341,737
INVESTMENTS SHARES VALUE ($)
Insurance - 3.2% (continued)
Axis Capital Holdings Ltd. (a)
15,938 1,268,824
Beazley plc (United Kingdom) (2)(a)
68,604 700,596
Chubb Ltd. (a)
6,328 1,824,932
Cincinnati Financial Corp. (a)
8,138 1,107,745
CNA Financial Corp. (a)
6,365 311,503
CNO Financial Group, Inc. (a)
53,705 1,885,045
Direct Line Insurance Group plc
(United Kingdom) (2)(a) 163,008 408,923
Fairfax Financial Holdings Ltd.
(Canada) (a) 316 398,997
Fidelity National Financial, Inc. (a)
13,943 865,303
First American Financial Corp. (a)(c)
2,389 157,698
Globe Life, Inc. (a)
6,772 717,223
Hannover Rueck SE (Germany) (2)
(a) 381 108,760
Hartford Financial Services Group,
Inc. (The) (a) 14,417 1,695,583
Hiscox Ltd. (United Kingdom) (a)
6,591 100,984
iA Financial Corp., Inc. (Canada) (a)
6,082 504,116
Intact Financial Corp. (Canada) (a)
590 113,293
Kemper Corp. (a)
4,354 266,683
Loews Corp. (a)(c)
9,177 725,442
Manulife Financial Corp. (Canada)
(a) 22,978 679,087
Mapfre SA (Spain) (2)(a)
305,960 814,802
Markel Group, Inc. *(a)(c)
523 820,367
Marsh & McLennan Cos., Inc. (a)(c)
5,302 1,182,823
MetLife, Inc. (a)(c)
19,387 1,599,040
MS&AD Insurance Group Holdings,
Inc. (Japan) (2)(a) 86,800 2,040,163
Muenchener Rueckversicherungs-
Gesellschaft AG in Muenchen
(Registered) (Germany) (2)(a) 3,714 2,046,579
Old Republic International Corp. (a)
13,444 476,186
Poste Italiane SpA (Italy) (2)(a)(b)
95,862 1,346,203
Principal Financial Group, Inc. (a)
5,012 430,531
Progressive Corp. (The) (a)
10,160 2,578,202
Reinsurance Group of America, Inc.
(a) 782 170,374
SCOR SE (France) (2)(a)
10,898 243,790
Selective Insurance Group, Inc. (a)
(c) 1,119 104,403
Suncorp Group Ltd. (Australia) (2)(a)
38,552 481,409
Talanx AG (Germany) (2)(a)
4,144 349,318
Tokio Marine Holdings, Inc. (Japan)
(2)(a) 52,500 1,935,908
Travelers Cos., Inc. (The) (a)(c)
12,116 2,836,598
Unipol Gruppo SpA (Italy) (2)(a)
102,492 1,219,868
Unum Group (a)
2,338 138,971
W R Berkley Corp. (a)
19,290 1,094,322
Zurich Insurance Group AG
(Switzerland) (2)(a) 1,617 976,927
46,939,350
Total Financials 134,614,031

AQR Funds | N-PORT Part F | September 2024
See notes to Schedule of Investments.
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
September 30, 2024 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
Health Care - 7 .0%
Biotechnology - 0 .7%
Alnylam Pharmaceuticals, Inc. *(a)
(c) 8,537 2,347,931
Apellis Pharmaceuticals, Inc. *(a)(c)
8,916 257,137
Argenx SE (Netherlands) (2)*(a)
1,518 820,768
BioMarin Pharmaceutical, Inc. *(a)
(c) 2,384 167,571
Exact Sciences Corp. *(a)(c)
13,242 902,045
Exelixis, Inc. *(a)
20,822 540,331
GRAIL, Inc. *(a)(c)
7,025 96,664
Grifols SA (Spain) (2)*(a)
55,353 629,078
Natera, Inc. *(a)(c)
11,739 1,490,266
Ultragenyx Pharmaceutical, Inc. *(a)
31,334 1,740,604
United Therapeutics Corp. *(a)(c)
4,481 1,605,766
Viking Therapeutics, Inc. *(a)(c)
6,239 394,991
10,993,152
Health Care Equipment & Supplies - 2 .1%
Abbott Laboratories (a)(c)
22,395 2,553,254
Alcon, Inc. (2)(a)
8,448 845,478
Align Technology, Inc. *(a)(c)
5,475 1,392,402
Asahi Intecc Co. Ltd. (Japan) (2)(a)
5,200 91,485
Becton Dickinson & Co. (a)(c)
7,928 1,911,441
Boston Scientific Corp. *(a)
21,887 1,834,131
ConvaTec Group plc (United
Kingdom) (2)(a)(b) 267,033 811,034
Cooper Cos., Inc. (The) *(a)
14,077 1,553,256
Demant A/S (Denmark) (2)*(a)
13,602 529,543
Dexcom, Inc. *(a)
5,252 352,094
Edwards Lifesciences Corp. *(a)(c)
8,006 528,316
Elekta AB, Class B (Sweden) (2)(a)
19,979 142,429
EssilorLuxottica SA (France) (2)(a)
640 151,632
Getinge AB, Class B (Sweden) (2)
(a) 12,483 268,655
Hoya Corp. (Japan) (2)(a)
25,000 3,462,589
IDEXX Laboratories, Inc. *(a)
1,783 900,807
Inspire Medical Systems, Inc. *(a)(c)
15,546 3,280,983
Intuitive Surgical, Inc. *(a)
2,374 1,166,275
Koninklijke Philips NV (Netherlands)
(2)*(a) 11,465 375,887
Lantheus Holdings, Inc. *(a)(c)
3,285 360,529
LivaNova plc *(a)
5,466 287,184
Masimo Corp. *(a)(c)
2,035 271,326
Medtronic plc (a)
19,220 1,730,377
QuidelOrtho Corp. *(a)
24,647 1,123,903
ResMed, Inc. (a)
6,154 1,502,314
Sonova Holding AG (Registered)
(Switzerland) (2)(a) 3,122 1,124,530
Stryker Corp. (a)(c)
9,552 3,450,755
32,002,609
Health Care Providers & Services - 1 .1%
Alfresa Holdings Corp. (Japan) (2)
(a) 58,900 931,679
Cardinal Health, Inc. (a)
11,667 1,289,437
Cencora, Inc. (a)(c)
3,655 822,667
INVESTMENTS SHARES VALUE ($)
Health Care Providers & Services - 1.1% (continued)
Centene Corp. *(a)
1,418 106,747
Cigna Group (The) (a)(c)
7,000 2,425,080
DaVita, Inc. *(a)(c)
2,729 447,365
Elevance Health, Inc. (a)
2,030 1,055,600
Fresenius Medical Care AG
(Germany) (2)(a) 3,663 155,647
HCA Healthcare, Inc. (a)(c)
8,454 3,435,959
Medipal Holdings Corp. (Japan) (2)
(a) 26,000 453,157
Tenet Healthcare Corp. *(a)
15,098 2,509,288
Universal Health Services, Inc.,
Class B (a) 9,110 2,086,281
15,718,907
Health Care Technology - 0 .3%
Pro Medicus Ltd. (Australia) (2)(a)
24,410 3,004,494
Veeva Systems, Inc., Class A *(a)(c)
9,686 2,032,801
5,037,295
Life Sciences Tools & Services - 1 .1%
10X Genomics, Inc., Class A *(a)(c)
40,094 905,322
Agilent Technologies, Inc. (a)
11,831 1,756,667
Bruker Corp. (a)
23,314 1,610,065
Illumina, Inc. *(a)(c)
13,087 1,706,676
IQVIA Holdings, Inc. *(a)(c)
11,132 2,637,950
Lonza Group AG (Registered)
(Switzerland) (2)(a) 3,702 2,349,229
Medpace Holdings, Inc. *(a)(c)
5,267 1,758,125
QIAGEN NV (2)*(a)
8,573 387,533
Sotera Health Co. *(a)(c)
38,477 642,566
Thermo Fisher Scientific, Inc. (a)(c)
3,974 2,458,197
16,212,330
Pharmaceuticals - 1 .7%
Astellas Pharma, Inc. (Japan) (2)(a)
39,200 453,049
Bristol-Myers Squibb Co. (a)
39,652 2,051,595
Eli Lilly & Co. (a)
4,463 3,953,950
GSK plc (2)(a)
149,484 3,043,647
Intra-Cellular Therapies, Inc. *(a)(c)
3,901 285,436
Ipsen SA (France) (2)(a)
4,949 609,620
Merck & Co., Inc. (a)(c)
5,449 618,788
Novartis AG (Registered)
(Switzerland) (2)(a) 40,404 4,652,213
Novo Nordisk A/S, Class B
(Denmark) (2)(a) 10,441 1,238,423
Otsuka Holdings Co. Ltd. (Japan)
(2)(a) 31,200 1,772,133
Santen Pharmaceutical Co. Ltd.
(Japan) (2)(a) 208,100 2,526,195
Shionogi & Co. Ltd. (Japan) (2)(a)
9,600 137,608
Takeda Pharmaceutical Co. Ltd.
(Japan) (2)(a) 25,500 734,747
UCB SA (Belgium) (2)(a)
2,420 436,851
Zoetis, Inc., Class A (a)(c)
10,971 2,143,514
24,657,769
Total Health Care 104,622,062

Consolidated Schedule of Investments
September 30, 2024 (Unaudited)
AQR MANAGED FUTURES STRATEGY FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | September 2024

(Continued)
INVESTMENTS SHARES VALUE ($)
Industrials - 14 .8%
Aerospace & Defense - 1 .9%
Airbus SE (France) (2)(a)
4,311 630,942
BAE Systems plc (United Kingdom)
(2)(a) 123,761 2,054,689
Bombardier, Inc., Class B (Canada)
*(a) 4,988 379,545
Curtiss-Wright Corp. (a)(c)
3,946 1,297,011
Dassault Aviation SA (France) (2)(a)
3,242 669,435
GE Aerospace (a)(c)
16,355 3,084,226
General Dynamics Corp. (a)(c)
5,034 1,521,275
Hexcel Corp. (a)(c)
14,225 879,532
Howmet Aerospace, Inc. (a)(c)
22,799 2,285,600
Huntington Ingalls Industries, Inc.
(a)(c) 3,628 959,171
Kongsberg Gruppen ASA (Norway)
(2)(a) 28,252 2,759,639
Lockheed Martin Corp. (a)(c)
1,255 733,623
Northrop Grumman Corp. (a)
947 500,082
Rheinmetall AG (Germany) (2)(a)
2,972 1,615,657
Rolls-Royce Holdings plc (United
Kingdom) (2)*(a) 435,479 3,082,099
Safran SA (France) (2)(a)
6,976 1,641,613
Textron, Inc. (a)
13,546 1,199,905
Thales SA (France) (2)(a)
5,832 926,887
Woodward, Inc. (a)
8,765 1,503,285
27,724,216
Air Freight & Logistics - 0 .2%
Expeditors International of
Washington, Inc. (a)(c) 10,390 1,365,246
InPost SA (Poland) (2)*
21,454 405,054
International Distribution Services
plc (United Kingdom) (a) 153,613 703,197
NIPPON EXPRESS HOLDINGS,
Inc. (Japan) (2)(a) 8,700 458,201
2,931,698
Building Products - 1 .2%
AGC, Inc. (Japan) (2)(a)
8,400 272,582
Belimo Holding AG (Registered)
(Switzerland) (2)(a) 677 483,317
Builders FirstSource, Inc. *(a)(c)
9,498 1,841,282
Carlisle Cos., Inc. (a)(c)
3,468 1,559,733
Geberit AG (Registered)
(Switzerland) (2)(a) 776 506,577
Lennox International, Inc. (a)(c)
4,030 2,435,289
Lixil Corp. (Japan) (2)(a)
32,300 387,069
Masco Corp. (a)
39,113 3,283,145
ROCKWOOL A/S, Class B
(Denmark) (2)(a) 609 285,899
Sanwa Holdings Corp. (Japan) (2)
(a) 36,500 971,723
Trane Technologies plc (a)
8,837 3,435,207
UFP Industries, Inc. (a)
13,253 1,738,926
17,200,749
INVESTMENTS SHARES VALUE ($)
Commercial Services & Supplies - 0 .7%
Brambles Ltd. (Australia) (2)(a)
72,729 954,625
Cintas Corp. (a)(c)
17,928 3,691,017
Clean Harbors, Inc. *(a)
4,406 1,064,974
Copart, Inc. *(a)(c)
10,128 530,707
ISS A/S (Denmark) (2)(a)
76,328 1,523,351
Sohgo Security Services Co. Ltd.
(Japan) (2)(a) 116,700 849,306
SPIE SA (France) (2)(a)
21,950 839,349
TOPPAN Holdings, Inc. (Japan) (2)
(a) 23,300 693,462
Veralto Corp. (a)
4,037 451,579
Vestis Corp. (a)
7,264 108,234
Waste Connections, Inc. (a)(c)
960 171,667
10,878,271
Construction & Engineering - 0 .9%
ACS Actividades de Construccion y
Servicios SA (Spain) (2)(a) 26,460 1,221,318
AECOM (a)
17,685 1,826,330
AtkinsRealis Group, Inc. (Canada)
(a) 9,142 371,439
Bouygues SA (France) (2)(a)
23,153 774,958
Comfort Systems USA, Inc. (a)
7,236 2,824,573
Eiffage SA (France) (2)(a)
1,643 158,657
EMCOR Group, Inc. (a)(c)
3,842 1,654,096
Fluor Corp. *(a)(c)
4,329 206,537
Kinden Corp. (Japan) (2)(a)
15,100 334,244
MasTec, Inc. *(a)
15,568 1,916,421
Obayashi Corp. (Japan) (2)(a)
41,600 530,136
Vinci SA (France) (2)(a)
7,846 917,171
Worley Ltd. (Australia) (2)(a)
10,233 104,286
12,840,166
Electrical Equipment - 1 .1%
ABB Ltd. (Registered) (Switzerland)
(2)(a) 56,276 3,264,888
Eaton Corp. plc (a)
7,704 2,553,414
Fuji Electric Co. Ltd. (Japan) (2)(a)
4,500 272,669
Fujikura Ltd. (Japan) (2)(a)
15,500 526,691
GE Vernova, Inc. *(a)
2,604 663,968
Prysmian SpA (Italy) (2)(a)
38,495 2,800,840
Schneider Electric SE (2)(a)
17,324 4,566,744
Signify NV (2)(a)(b)
19,959 470,823
Vertiv Holdings Co., Class A (a)
5,061 503,519
15,623,556
Ground Transportation - 0 .7%
East Japan Railway Co. (Japan) (2)
(a) 81,800 1,623,401
Grab Holdings Ltd., Class A
(Singapore) *(a)(c) 214,163 813,819
JB Hunt Transport Services, Inc. (a)
(c) 6,275 1,081,371
Kyushu Railway Co. (Japan) (2)(a)
76,100 2,189,323
Landstar System, Inc. (a)(c)
1,791 338,266
Lyft, Inc., Class A *(a)(c)
104,126 1,327,607
Ryder System, Inc. (a)
6,507 948,721

AQR Funds | N-PORT Part F | September 2024
See notes to Schedule of Investments.
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
September 30, 2024 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
Ground Transportation - 0.7% (continued)
Seibu Holdings, Inc. (Japan) (2)(a)
41,800 929,894
Union Pacific Corp. (a)
3,148 775,919
West Japan Railway Co. (Japan)
(2)(a) 26,000 493,776
10,522,097
Industrial Conglomerates - 0 .7%
3M Co. (a)
27,757 3,794,382
CK Hutchison Holdings Ltd. (United
Kingdom) (2)(a) 110,500 626,503
Hikari Tsushin, Inc. (Japan) (2)(a)
2,900 645,887
Hitachi Ltd. (Japan) (2)(a)
167,300 4,436,351
Smiths Group plc (United Kingdom)
(2)(a) 11,978 269,182
9,772,305
Machinery - 3 .0%
Aalberts NV (Netherlands) (2)(a)
11,809 480,057
Alfa Laval AB (Sweden) (2)(a)
25,827 1,241,658
Allison Transmission Holdings, Inc.
(a) 22,706 2,181,365
Amada Co. Ltd. (Japan) (2)(a)
67,700 691,197
Atlas Copco AB, Class A (Sweden)
(2)(a) 97,236 1,884,474
Cummins, Inc. (a)
4,831 1,564,229
DMG Mori Co. Ltd. (Japan) (2)(a)
11,300 241,031
Donaldson Co., Inc. (a)
13,684 1,008,511
Ebara Corp. (Japan) (2)(a)
39,700 650,718
Flowserve Corp. (a)
49,147 2,540,408
GEA Group AG (Germany) (2)(a)
7,006 343,620
IHI Corp. (Japan) (2)(a)
42,400 2,223,638
Illinois Tool Works, Inc. (a)(c)
8,143 2,134,036
IMI plc (United Kingdom) (2)(a)
52,647 1,280,909
Indutrade AB (Sweden) (2)(a)
9,482 295,079
ITT, Inc. (a)
6,005 897,808
Kawasaki Heavy Industries Ltd.
(Japan) (2)(a) 8,600 352,507
KION Group AG (Germany) (2)(a)
8,085 319,235
Knorr-Bremse AG (Germany) (2)(a)
4,851 432,248
Komatsu Ltd. (Japan) (2)(a)
29,900 837,042
Makita Corp. (Japan) (2)(a)
51,400 1,736,372
MISUMI Group, Inc. (Japan) (2)(a)
20,200 366,407
Mitsubishi Heavy Industries Ltd.
(Japan) (2)(a) 8,600 128,518
NGK Insulators Ltd. (Japan) (2)(a)
80,300 1,056,116
Otis Worldwide Corp. (a)(c)
3,184 330,945
Parker-Hannifin Corp. (a)(c)
5,039 3,183,741
Pentair plc (a)
21,643 2,116,469
Rational AG (Germany) (2)(a)
199 203,169
Rotork plc (United Kingdom) (2)(a)
54,031 241,959
SKF AB, Class B (Sweden) (2)(a)
6,502 129,513
Snap-on, Inc. (a)
2,501 724,565
Stanley Black & Decker, Inc. (a)(c)
15,906 1,751,728
Sumitomo Heavy Industries Ltd.
(Japan) (2)(a) 8,900 215,353
Techtronic Industries Co. Ltd. (Hong
Kong) (2)(a) 56,000 835,992
INVESTMENTS SHARES VALUE ($)
Machinery - 3.0% (continued)
Trelleborg AB, Class B (Sweden)
(2)(a) 58,032 2,233,705
VAT Group AG (Switzerland) (2)(a)
(b) 1,330 680,160
Volvo AB, Class B (Sweden) (2)(a)
20,170 533,541
Wartsila OYJ Abp (Finland) (2)(a)
96,753 2,165,012
Westinghouse Air Brake
Technologies Corp. (a) 19,943 3,625,039
Yangzijiang Shipbuilding Holdings
Ltd. (China) (2) 707,300 1,349,951
45,208,025
Marine Transportation - 0 .3%
Kawasaki Kisen Kaisha Ltd. (Japan)
(2)(a) 44,400 692,174
Kirby Corp. *(a)
6,517 797,876
Mitsui OSK Lines Ltd. (Japan) (2)(a)
41,900 1,450,604
Nippon Yusen KK (Japan) (2)(a)
45,400 1,667,613
4,608,267
Passenger Airlines - 0 .6%
Alaska Air Group, Inc. *(a)
33,101 1,496,496
American Airlines Group, Inc. *(a)(c)
34,098 383,261
Delta Air Lines, Inc. (a)(c)
69,138 3,511,519
easyJet plc (United Kingdom) (2)(a)
190,594 1,327,356
Japan Airlines Co. Ltd. (Japan) (2)
(a) 37,800 661,107
Qantas Airways Ltd. (Australia)
(2)*(a) 55,255 282,049
United Airlines Holdings, Inc. *(a)(c)
26,944 1,537,425
9,199,213
Professional Services - 2 .2%
Adecco Group AG (Registered)
(Switzerland) (2)(a) 24,335 829,929
ALS Ltd. (Australia) (2)(a)
20,655 204,763
Arcadis NV (Netherlands) (2)(a)
22,507 1,560,573
BayCurrent, Inc. (Japan) (2)(a)
14,100 517,776
Booz Allen Hamilton Holding Corp.,
Class A (a) 5,595 910,642
Broadridge Financial Solutions, Inc.
(a) 10,278 2,210,078
CACI International, Inc., Class A *(a)
2,624 1,323,965
Experian plc (2)(a)
40,884 2,153,346
Exponent, Inc. (a)
1,413 162,891
Intertek Group plc (United Kingdom)
(2)(a) 9,114 630,119
Jacobs Solutions, Inc. (a)(c)
9,140 1,196,426
Leidos Holdings, Inc. (a)
10,340 1,685,420
ManpowerGroup, Inc. (a)
9,242 679,472
Parsons Corp. *(a)(c)
9,491 984,027
Paycor HCM, Inc. *(a)(c)
10,657 151,223
Persol Holdings Co. Ltd. (Japan)
(2)(a) 506,600 912,960
Recruit Holdings Co. Ltd. (Japan)
(2)(a) 7,000 425,267
RELX plc (United Kingdom) (2)(a)
115,515 5,454,194
Robert Half, Inc. (a)(c)
9,216 621,251

Consolidated Schedule of Investments
September 30, 2024 (Unaudited)
AQR MANAGED FUTURES STRATEGY FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | September 2024

(Continued)
INVESTMENTS SHARES VALUE ($)
Professional Services - 2.2% (continued)
SS&C Technologies Holdings, Inc.
(a) 32,835 2,436,685
Thomson Reuters Corp. (Canada)
(a) 2,462 419,948
TransUnion (a)(c)
32,749 3,428,820
Verisk Analytics, Inc., Class A (a)(c)
6,604 1,769,608
Wolters Kluwer NV (Netherlands)
(2)(a) 15,681 2,644,942
33,314,325
Trading Companies & Distributors - 1 .1%
AddTech AB, Class B (Sweden) (2)
(a) 37,179 1,114,591
Applied Industrial Technologies, Inc.
(a) 1,632 364,148
Diploma plc (United Kingdom) (2)(a)
13,293 790,200
DKSH Holding AG (Switzerland) (2)
(a) 8,060 641,083
Finning International, Inc. (Canada)
(a) 32,842 1,077,937
Howden Joinery Group plc (United
Kingdom) (2)(a) 103,669 1,259,816
ITOCHU Corp. (Japan) (2)(a)
12,500 673,689
Marubeni Corp. (Japan) (2)(a)
26,400 436,177
MonotaRO Co. Ltd. (Japan) (2)(a)
50,100 835,417
Rexel SA (France) (2)(a)
8,149 236,213
Seven Group Holdings Ltd.
(Australia) (2)(a) 19,598 578,778
Sojitz Corp. (Japan) (2)(a)
60,100 1,423,989
Sumitomo Corp. (Japan) (2)(a)
53,600 1,203,644
Toromont Industries Ltd. (Canada)
(a) 1,587 154,916
Toyota Tsusho Corp. (Japan) (2)(a)
58,500 1,069,597
United Rentals, Inc. (a)(c)
1,109 897,991
WESCO International, Inc. (a)
9,229 1,550,287
WW Grainger, Inc. (a)
2,463 2,558,589
16,867,062
Transportation Infrastructure - 0 .2%
Aena SME SA (Spain) (2)(a)(b)
5,389 1,183,832
Fraport AG Frankfurt Airport
Services Worldwide (Germany)
(2)*(a) 2,218 123,752
Getlink SE (France) (2)(a)
59,857 1,067,649
Qube Holdings Ltd. (Australia) (2)(a)
261,767 710,436
3,085,669
Total Industrials 219,775,619
Information Technology - 8 .8%
Communications Equipment - 0 .4%
Arista Networks, Inc. *(a)
7,237 2,777,705
Motorola Solutions, Inc. (a)(c)
6,482 2,914,502
Telefonaktiebolaget LM Ericsson,
Class B (Sweden) (2)(a) 90,587 684,516
6,376,723
INVESTMENTS SHARES VALUE ($)
Electronic Equipment, Instruments & Components - 1 .2%
Amphenol Corp., Class A (a)(c)
41,873 2,728,445
Arrow Electronics, Inc. *(a)(c)
7,482 993,834
Avnet, Inc. (a)(c)
8,580 465,980
Coherent Corp. *(a)(c)
15,598 1,386,818
Corning, Inc. (a)
34,912 1,576,277
Halma plc (United Kingdom) (2)(a)
22,485 786,199
Hirose Electric Co. Ltd. (Japan) (2)
(a) 5,800 740,167
Jabil, Inc. (a)
1,123 134,569
Keyence Corp. (Japan) (2)(a)
4,400 2,108,754
Murata Manufacturing Co. Ltd.
(Japan) (2)(a) 45,300 896,429
Spectris plc (United Kingdom) (2)(a)
6,699 244,820
TD SYNNEX Corp. (a)
9,819 1,179,065
TDK Corp. (Japan) (2)(a)
169,500 2,165,250
Trimble, Inc. *(a)(c)
18,344 1,138,979
Yokogawa Electric Corp. (Japan)
(2)(a) 17,100 438,185
Zebra Technologies Corp., Class A
*(a)(c) 2,492 922,837
17,906,608
IT Services - 1 .1%
Amdocs Ltd. (a)(c)
3,828 334,873
Amentum Holdings, Inc. *
9,140 294,765
Cloudflare, Inc., Class A *(a)(c)
5,055 408,899
DXC Technology Co. *(a)
4,710 97,732
EPAM Systems, Inc. *(a)(c)
1,497 297,948
Fujitsu Ltd. (Japan) (2)(a)
87,800 1,805,117
Gartner, Inc. *(a)(c)
5,277 2,674,173
GoDaddy, Inc., Class A *(a)(c)
9,042 1,417,605
Kyndryl Holdings, Inc. *(a)
28,761 660,928
MongoDB, Inc., Class A *(a)(c)
2,379 643,163
Otsuka Corp. (Japan) (2)(a)
28,600 706,331
SCSK Corp. (Japan) (2)(a)
21,500 445,785
Shopify, Inc., Class A (Canada) *(a)
15,545 1,245,370
Snowflake, Inc., Class A *(a)
3,634 417,401
TE Connectivity plc (Ireland) (a)
8,007 1,208,977
Twilio, Inc., Class A *(a)
17,702 1,154,524
VeriSign, Inc. *(a)
8,982 1,706,221
15,519,812
Semiconductors & Semiconductor Equipment - 1 .7%
Advantest Corp. (Japan) (2)(a)
19,700 926,516
Amkor Technology, Inc. (a)
34,024 1,041,134
Applied Materials, Inc. (a)
569 114,967
ASMPT Ltd. (Hong Kong) (2)(a)
34,400 418,169
Broadcom, Inc. (a)(c)
31,505 5,434,613
Cirrus Logic, Inc. *(a)(c)
3,394 421,569
Disco Corp. (Japan) (2)(a)
2,800 737,598
Entegris, Inc. (a)(c)
961 108,141
KLA Corp. (a)
2,652 2,053,735
Lam Research Corp. (a)(c)
138 112,619
Marvell Technology, Inc. (a)(c)
25,793 1,860,191
Monolithic Power Systems, Inc. (a)
(c) 1,930 1,784,285

AQR Funds | N-PORT Part F | September 2024
See notes to Schedule of Investments.
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
September 30, 2024 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
Semiconductors & Semiconductor Equipment - 1.7% (continued)
NVIDIA Corp. (a)(c)
38,905 4,724,623
NXP Semiconductors NV (China)
(a)(c) 5,456 1,309,495
Onto Innovation, Inc. *(a)(c)
9,110 1,890,872
Qorvo, Inc. *(a)
3,516 363,203
QUALCOMM, Inc. (a)(c)
5,403 918,780
Shinko Electric Industries Co. Ltd.
(Japan) (2)*(a) 4,000 152,975
Skyworks Solutions, Inc. (a)(c)
8,951 884,090
Socionext, Inc. (Japan) (2)(a)
18,600 369,967
Tokyo Electron Ltd. (Japan) (2)(a)
700 124,835
25,752,377
Software - 3 .7%
Adobe, Inc. *(a)(c)
3,296 1,706,603
Appfolio, Inc., Class A *(a)(c)
5,382 1,266,923
AppLovin Corp., Class A *(a)
3,830 500,007
Atlassian Corp., Class A *(a)(c)
8,239 1,308,436
BILL Holdings, Inc. *(a)
1,928 101,721
CommVault Systems, Inc. *(a)
14,857 2,285,749
Constellation Software, Inc.
(Canada) (a) 482 1,568,117
Datadog, Inc., Class A *(a)
7,743 890,910
Descartes Systems Group, Inc.
(The) (Canada) *(a) 1,487 153,015
DoubleVerify Holdings, Inc. *(a)(c)
58,719 988,828
Dynatrace, Inc. *(a)
13,849 740,506
Fair Isaac Corp. *(a)(c)
1,964 3,817,073
Fortinet, Inc. *(a)(c)
39,248 3,043,682
Gitlab, Inc., Class A *(a)
32,786 1,689,790
Guidewire Software, Inc. *(a)(c)
11,916 2,179,913
HubSpot, Inc. *(a)(c)
2,649 1,408,208
Intuit, Inc. (a)(c)
1,154 716,634
Manhattan Associates, Inc. *(a)(c)
13,131 3,694,801
Nemetschek SE (Germany) (2)(a)
4,984 518,036
Nutanix, Inc., Class A *(a)
35,593 2,108,885
Oracle Corp. (a)(c)
15,009 2,557,534
Oracle Corp. Japan (Japan) (2)(a)
15,100 1,558,978
Palantir Technologies, Inc., Class A
*(a)(c) 28,079 1,044,539
Palo Alto Networks, Inc. *(a)(c)
3,375 1,153,575
Pegasystems, Inc. (a)
11,227 820,581
Sage Group plc (The) (United
Kingdom) (2)(a) 91,868 1,261,921
Samsara, Inc., Class A *(a)(c)
20,763 999,116
SAP SE (Germany) (2)(a)
15,947 3,647,599
SentinelOne, Inc., Class A *(a)(c)
17,165 410,587
ServiceNow, Inc. *(a)(c)
3,392 3,033,771
Smartsheet, Inc., Class A *(a)
25,475 1,410,296
TeamViewer SE (Germany) (2)*(a)
(b) 65,575 837,228
Trend Micro, Inc. (Japan) (2)(a)
14,400 855,005
UiPath, Inc., Class A *(a)(c)
66,174 847,027
Xero Ltd. (New Zealand) (2)*(a)
9,549 987,041
Zoom Video Communications, Inc.,
Class A *(a) 25,240 1,760,238
INVESTMENTS SHARES VALUE ($)
Software - 3.7% (continued)
Zscaler, Inc. *(a)(c)
3,765 643,589
54,516,462
Technology Hardware, Storage & Peripherals - 0 .7%
Apple, Inc. (a)(c)
12,856 2,995,448
Canon, Inc. (Japan) (2)(a)
53,400 1,758,745
Dell Technologies, Inc., Class C (a)
(c) 6,078 720,486
Hewlett Packard Enterprise Co. (a)
50,049 1,024,003
Logitech International SA
(Registered) (Switzerland) (2)(a) 17,622 1,578,240
NetApp, Inc. (a)(c)
12,468 1,539,923
Seagate Technology Holdings plc
(a)(c) 4,825 528,482
10,145,327
Total Information Technology 130,217,309
Materials - 5 .4%
Chemicals - 3 .1%
Air Liquide SA (France) (2)(a)
12,550 2,423,533
Air Water, Inc. (Japan) (2)(a)
41,400 581,087
Akzo Nobel NV (Netherlands) (2)(a)
9,937 701,962
Arkema SA (France) (2)(a)
5,046 480,625
Avient Corp. (a)
19,628 987,681
Axalta Coating Systems Ltd. *(a)(c)
55,124 1,994,938
BASF SE (Germany) (2)(a)
31,578 1,673,726
Cabot Corp. (a)(c)
11,495 1,284,796
DSM-Firmenich AG (Switzerland)
(2)(a) 21,703 2,995,172
DuPont de Nemours, Inc. (a)(c)
13,892 1,237,916
Ecolab, Inc. (a)(c)
5,836 1,490,106
Element Solutions, Inc. (a)(c)
55,042 1,494,941
Evonik Industries AG (Germany) (2)
(a) 69,337 1,623,136
FMC Corp. (a)
2,854 188,193
Givaudan SA (Registered)
(Switzerland) (2)(a) 639 3,505,903
Hexpol AB (Sweden) (2)(a)
38,682 400,037
Incitec Pivot Ltd. (Australia) (2)(a)
540,143 1,156,042
International Flavors & Fragrances,
Inc. (a) 19,389 2,034,488
Kansai Paint Co. Ltd. (Japan) (2)(a)
26,800 478,703
Kuraray Co. Ltd. (Japan) (2)(a)
135,100 2,007,477
LANXESS AG (Germany) (2)(a)
36,847 1,166,428
Mitsubishi Gas Chemical Co., Inc.
(Japan) (2)(a) 6,700 130,635
NewMarket Corp. (a)(c)
1,193 658,405
NOF Corp. (Japan) (2)(a)
32,600 563,057
Orica Ltd. (Australia) (2)(a)
8,919 113,931
Resonac Holdings Corp. (Japan)
(2)(a) 33,700 875,914
Scotts Miracle-Gro Co. (The) (a)
36,961 3,204,519
Sherwin-Williams Co. (The) (a)
12,749 4,865,911
Shin-Etsu Chemical Co. Ltd. (Japan)
(2)(a) 25,900 1,082,371
Sika AG (Registered) (Switzerland)
(2)(a) 8,660 2,870,491

Consolidated Schedule of Investments
September 30, 2024 (Unaudited)
AQR MANAGED FUTURES STRATEGY FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | September 2024

(Continued)
INVESTMENTS SHARES VALUE ($)
Chemicals - 3.1% (continued)
Solvay SA (Belgium) (2)(a)
7,791 305,214
Symrise AG, Class A (Germany) (2)
(a) 10,420 1,442,019
46,019,357
Construction Materials - 0 .4%
Buzzi SpA (Italy) (2)(a)
39,923 1,593,010
CRH plc (2)(a)
9,621 880,529
CRH plc (a)
6,154 570,722
Eagle Materials, Inc. (a)(c)
1,668 479,800
Heidelberg Materials AG (Germany)
(2)(a) 4,999 544,590
Holcim AG (2)(a)
1,363 133,482
James Hardie Industries plc,
CHESS (2)*(a) 39,971 1,588,353
5,790,486
Containers & Packaging - 0 .8%
Amcor plc (a)(c)
105,509 1,195,417
AptarGroup, Inc. (a)
1,692 271,041
Berry Global Group, Inc. (a)(c)
29,868 2,030,427
CCL Industries, Inc., Class B
(Canada) (a) 17,648 1,075,883
Crown Holdings, Inc. (a)
32,796 3,144,480
Packaging Corp. of America (a)
15,694 3,380,488
Sonoco Products Co. (a)(c)
9,212 503,252
Verallia SA (France) (2)(a)(b)
20,837 609,853
12,210,841
Metals & Mining - 0 .8%
Acerinox SA (Spain) (2)(a)
85,696 921,539
Agnico Eagle Mines Ltd. (Canada)
(a) 10,407 838,362
Alamos Gold, Inc., Class A (Canada)
(a) 47,801 952,521
Alcoa Corp. (a)(c)
11,058 426,618
Barrick Gold Corp. (Canada) (a)
24,058 478,510
Evolution Mining Ltd. (Australia) (2)
(a) 206,549 658,057
JFE Holdings, Inc. (Japan) (2)(a)
130,900 1,759,845
Kinross Gold Corp. (Canada) (a)
79,140 741,398
Kobe Steel Ltd. (Japan) (2)(a)
77,000 922,815
Norsk Hydro ASA (Norway) (2)(a)
43,548 281,320
Northern Star Resources Ltd.
(Australia) (2)(a) 64,022 701,313
Royal Gold, Inc. (a)
16,844 2,363,213
South32 Ltd. (Australia) (2)(a)
129,976 333,377
Wheaton Precious Metals Corp.
(Brazil) 4,227 258,161
11,637,049
Paper & Forest Products - 0 .3%
Louisiana-Pacific Corp. (a)
13,071 1,404,610
Mondi plc (Austria) (2)(a)
17,930 342,024
Oji Holdings Corp. (Japan) (2)(a)
115,900 464,321
UPM-Kymmene OYJ (Finland) (2)(a)
47,881 1,602,790
INVESTMENTS SHARES VALUE ($)
Paper & Forest Products - 0.3% (continued)
West Fraser Timber Co. Ltd.
(Canada) (a) 4,569 445,160
4,258,905
Total Materials 79,916,638
Real Estate - 1 .9%
Health Care REITs - 0 .6%
Alexandria Real Estate Equities,
Inc., REIT (a)(c) 7,139 847,756
Healthcare Realty Trust, Inc., REIT
(a)(c) 39,496 716,853
Healthpeak Properties, Inc., REIT
(a) 41,829 956,629
Medical Properties Trust, Inc., REIT
(a)(c) 110,127 644,243
Omega Healthcare Investors, Inc.,
REIT (a)(c) 22,457 914,000
Sabra Health Care REIT, Inc., REIT
(a)(c) 70,951 1,320,398
Ventas, Inc., REIT (a)(c)
31,108 1,994,956
Welltower, Inc., REIT (a)(c)
14,238 1,822,891
9,217,726
Hotel & Resort REITs - 0 .1%
Park Hotels & Resorts, Inc., REIT
(a)(c) 88,973 1,254,519
Industrial REITs - 0 .1%
Americold Realty Trust, Inc., REIT
(a) 43,815 1,238,650
Office REITs - 0 .2%
BXP, Inc., REIT (a)(c)
12,311 990,543
COPT Defense Properties, REIT (a)
32,897 997,766
Cousins Properties, Inc., REIT (a)(c)
23,699 698,647
2,686,956
Real Estate Management & Development - 0 .1%
CBRE Group, Inc., Class A *(a)
10,614 1,321,231
Jones Lang LaSalle, Inc. *(a)
1,080 291,395
Swire Properties Ltd. (Hong Kong)
(2)(a) 136,400 277,463
Zillow Group, Inc., Class C *(a)(c)
1,675 106,949
1,997,038
Residential REITs - 0 .2%
AvalonBay Communities, Inc., REIT
(a)(c) 5,755 1,296,314
Camden Property Trust, REIT (a)(c)
4,747 586,397
Independence Realty Trust, Inc.,
REIT (a)(c) 28,496 584,168
Invitation Homes, Inc., REIT (a)(c)
8,834 311,487
Sun Communities, Inc., REIT (a)(c)
4,705 635,880
3,414,246

AQR Funds | N-PORT Part F | September 2024
See notes to Schedule of Investments.
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
September 30, 2024 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
Retail REITs - 0 .3%
Brixmor Property Group, Inc., REIT
(a) 8,312 231,572
Federal Realty Investment Trust,
REIT (a)(c) 2,171 249,600
Kimco Realty Corp., REIT (a)(c)
32,226 748,288
Kite Realty Group Trust, REIT (a)
9,321 247,566
Realty Income Corp., REIT (a)
18,344 1,163,376
Simon Property Group, Inc., REIT
(a)(c) 9,332 1,577,295
4,217,697
Specialized REITs - 0 .3%
American Tower Corp., REIT (a)
2,010 467,446
EPR Properties, REIT (a)
8,178 401,049
Iron Mountain, Inc., REIT (a)(c)
10,669 1,267,797
Lamar Advertising Co., Class A,
REIT (a)(c) 7,922 1,058,379
PotlatchDeltic Corp., REIT (a)(c)
2,852 128,483
Public Storage, REIT (a)(c)
746 271,447
3,594,601
Total Real Estate 27,621,433
Utilities - 3 .5%
Electric Utilities - 2 .0%
American Electric Power Co., Inc.
(a)(c) 5,514 565,736
CLP Holdings Ltd. (Hong Kong) (2)
(a) 12,000 104,909
Duke Energy Corp. (a)(c)
16,517 1,904,410
Edison International (a)
41,836 3,643,497
Enel SpA (Italy) (2)(a)
308,918 2,467,577
Evergy, Inc. (a)
25,431 1,576,976
Eversource Energy (a)(c)
43,377 2,951,805
FirstEnergy Corp. (a)
8,838 391,965
Fortum OYJ (Finland) (2)(a)
148,220 2,439,005
Iberdrola SA (Spain) (2)(a)
89,244 1,379,636
Kyushu Electric Power Co., Inc.
(Japan) (2)(a) 131,200 1,434,342
NextEra Energy, Inc. (a)(c)
16,410 1,387,137
OGE Energy Corp. (a)(c)
5,763 236,398
PG&E Corp. (a)
76,097 1,504,438
PPL Corp. (a)
87,282 2,887,289
Tohoku Electric Power Co., Inc.
(Japan) (2)(a) 56,000 536,680
Xcel Energy, Inc. (a)
68,730 4,488,069
29,899,869
Gas Utilities - 0 .4%
AltaGas Ltd. (Canada) (a)
5,738 142,045
Atmos Energy Corp. (a)
12,906 1,790,191
Italgas SpA (Italy) (2)(a)
35,053 211,898
National Fuel Gas Co. (a)(c)
16,708 1,012,672
New Jersey Resources Corp. (a)
25,800 1,217,760
Osaka Gas Co. Ltd. (Japan) (2)(a)
18,900 426,235
UGI Corp. (a)(c)
47,455 1,187,324
5,988,125
INVESTMENTS SHARES VALUE ($)
Independent Power and Renewable Electricity Producers - 0 .1%
Capital Power Corp. (Canada) (a)
4,810 174,873
ERG SpA (Italy) (2)(a)
4,997 137,034
Vistra Corp. (a)
12,881 1,526,914
1,838,821
Multi-Utilities - 0 .9%
A2A SpA (Italy) (2)(a)
269,966 623,612
AGL Energy Ltd. (Australia) (2)(a)
65,460 534,837
Ameren Corp. (a)
8,529 745,946
Atco Ltd., Class I (Canada) (a)
22,232 787,395
Black Hills Corp. (a)
9,227 563,954
Consolidated Edison, Inc. (a)
13,969 1,454,592
Dominion Energy, Inc. (a)(c)
42,516 2,457,000
E.ON SE (Germany) (2)(a)
14,219 211,749
Engie SA (France) (2)(a)
93,551 1,617,703
National Grid plc (United Kingdom)
(2)(a) 30,632 423,426
NiSource, Inc. (a)
59,508 2,061,952
Northwestern Energy Group, Inc.
(a)(c) 3,945 225,733
Veolia Environnement SA (France)
(2)(a) 49,338 1,624,369
13,332,268
Water Utilities - 0 .1%
Essential Utilities, Inc. (a)(c) 41,204 1,589,238
Total Utilities 52,648,321
TOTAL COMMON STOCKS
(Cost $942,271,971) 1,015,708,606
SHORT-TERM INVESTMENTS - 90.0%
INVESTMENT COMPANIES - 27 .4%
Goldman Sachs Financial Square
Funds - Treasury Instruments Fund,
Institutional Shares, 4.75% (d)(e) 9,553,315 9,553,315
Limited Purpose Cash Investment
Fund, 4.90% (d)(f) 397,540,566 397,421,304
TOTAL INVESTMENT COMPANIES
(Cost $406,896,184) 406,974,619
PRINCIPAL
AMOUNT
U.S. TREASURY OBLIGATIONS - 62 .6%
U.S. Treasury Bills
5.26%, 10/10/2024 (2)(g) $ 95,000,000 94,889,681
5.29%, 10/17/2024 (2)(g) 133,679,000 133,399,611
5.30%, 10/24/2024 (2)(g) 143,000,000 142,568,548
5.30%, 10/31/2024 (2)(g) 180,000,000 179,298,675
5.29%, 11/7/2024 (2)(g)(h) 60,165,000 59,874,509
5.30%, 11/14/2024 (2)(g)(h) 64,230,000 63,864,174
5.30%, 11/21/2024 (2)(g)(h) 8,458,000 8,402,549
5.29%, 12/5/2024 (2)(g)(h) 13,223,000 13,115,041
5.28%, 12/12/2024 (2)(g)(h) 8,158,000 8,085,067
5.12%, 1/23/2025 (2)(g) 8,510,000 8,390,518
4.81%, 2/6/2025 (2)(g) 35,324,000 34,772,946
4.89%, 2/20/2025 (2)(g) 842,000 827,548
4.80%, 2/27/2025 (2)(g) 5,172,000 5,079,311
4.76%, 3/6/2025 (2)(g) 10,485,000 10,288,494

Consolidated Schedule of Investments
September 30, 2024 (Unaudited)
AQR MANAGED FUTURES STRATEGY FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | September 2024

(Continued)
INVESTMENTS
PRINCIPAL
AMOUNT
VALUE ($)
U.S. TREASURY OBLIGATIONS - 62.6% (continued)
4.64%, 3/13/2025 (2)(g) $ 16,004,000 15,693,860
4.51%, 3/20/2025 (2)(g)(h) 64,842,000 63,526,878
4.35%, 3/27/2025 (2)(g)(h) 39,546,000 38,718,681
4.31%, 4/3/2025 (2)(g) 49,484,000 48,427,348
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $928,843,006) 929,223,439
TOTAL SHORT-TERM INVESTMENTS
(Cost $1,335,739,190) 1,336,198,058
TOTAL LONG POSITIONS
(Cost $2,278,011,161) 2,351,906,664
SHARES
SHORT POSITIONS - (69.2)%
COMMON STOCKS - (68.7)%
Communication Services - ( 2 .9 ) %
Diversified Telecommunication Services - ( 0 .5 ) %
BT Group plc (United Kingdom) (2)
(831,806) (1,648,698)
Infrastrutture Wireless Italiane SpA
(Italy) (2)(b) (25,829) (317,682)
Swisscom AG (Registered)
(Switzerland) (2) (5,277) (3,448,569)
Telefonica SA (Spain) (2)
(45,316) (221,690)
Telstra Group Ltd. (Australia) (2)
(640,202) (1,713,520)
Verizon Communications, Inc.
(8,628) (387,483)
(7,737,642)
Entertainment - ( 0 .5 ) %
Bollore SE (France) (2)
(68,641) (458,186)
Electronic Arts, Inc.
(17,981) (2,579,195)
Embracer Group AB, Class B
(Sweden) (2) (85,443) (221,949)
Take-Two Interactive Software, Inc.
(5,966) (917,034)
Ubisoft Entertainment SA (France)
(2) (63,808) (716,404)
Universal Music Group NV
(Netherlands) (2) (84,742) (2,216,954)
Warner Bros Discovery, Inc.
(83,834) (691,630)
Warner Music Group Corp., Class A
(5,853) (183,199)
(7,984,551)
Interactive Media & Services - ( 1 .0 ) %
Alphabet, Inc., Class A
(26,044) (4,319,397)
IAC, Inc.
(15,915) (856,545)
LY Corp. (Japan) (2)
(789,800) (2,302,106)
Match Group, Inc.
(41,340) (1,564,306)
Meta Platforms, Inc., Class A
(2,361) (1,351,531)
REA Group Ltd. (Australia) (2)
(4,117) (569,716)
SEEK Ltd. (Australia) (2)
(31,370) (536,997)
TripAdvisor, Inc.
(73,708) (1,068,029)
Ziff Davis, Inc.
(13,192) (641,923)
ZoomInfo Technologies, Inc., Class
A (136,680) (1,410,538)
(14,621,088)
INVESTMENTS SHARES VALUE ($)
Media - ( 0 .7 ) %
Charter Communications, Inc., Class
A (6,826) (2,212,170)
Fox Corp., Class A
(25,804) (1,092,283)
Hakuhodo DY Holdings, Inc. (Japan)
(2) (85,300) (698,972)
Informa plc (United Kingdom) (2)
(9,647) (106,093)
Interpublic Group of Cos., Inc. (The)
(17,770) (562,065)
Liberty Broadband Corp., Class C
(25,081) (1,938,511)
Omnicom Group, Inc.
(3,311) (342,324)
TEGNA, Inc.
(60,948) (961,760)
WPP plc (United Kingdom) (2)
(251,311) (2,574,288)
(10,488,466)
Wireless Telecommunication Services - ( 0 .2 ) %
SoftBank Corp. (Japan) (2)
(283,000) (369,482)
Tele2 AB, Class B (Sweden)
(32,831) (371,439)
T-Mobile US, Inc.
(4,062) (838,234)
Vodafone Group plc (United
Kingdom) (2) (737,388) (739,009)
(2,318,164)
Total Communication Services (43,149,911)
Consumer Discretionary - ( 7 .2 ) %
Automobile Components - ( 0 .6 ) %
Aptiv plc
(8,755) (630,448)
Bridgestone Corp. (Japan) (2)
(26,300) (1,015,651)
Cie Generale des Etablissements
Michelin SCA (France) (2) (26,245) (1,065,896)
Continental AG (Germany) (2)
(11,247) (728,849)
Gentex Corp.
(63,407) (1,882,554)
Goodyear Tire & Rubber Co. (The)
(18,221) (161,256)
Koito Manufacturing Co. Ltd.
(Japan) (2) (126,600) (1,761,378)
Lear Corp.
(3,048) (332,689)
Magna International, Inc. (Canada)
(25,778) (1,057,461)
Visteon Corp.
(5,823) (554,582)
(9,190,764)
Automobiles - ( 1 .0 ) %
Bayerische Motoren Werke AG
(Germany) (2) (23,160) (2,048,191)
Ford Motor Co.
(53,238) (562,193)
Mercedes-Benz Group AG
(Germany) (2) (18,172) (1,177,531)
Nissan Motor Co. Ltd. (Japan) (2)
(1,124,000) (3,192,873)
Stellantis NV (2)
(244,128) (3,380,694)
Subaru Corp. (Japan) (2)
(69,000) (1,220,688)
Tesla, Inc.
(2,177) (569,569)
Thor Industries, Inc.
(1,919) (210,879)
Toyota Motor Corp. (Japan) (2)
(154,000) (2,767,998)
Volvo Car AB, Class B (Sweden) (2)
(92,522) (254,712)
(15,385,328)

AQR Funds | N-PORT Part F | September 2024
See notes to Schedule of Investments.
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
September 30, 2024 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
Broadline Retail - ( 0 .2 ) %
B&M European Value Retail SA
(United Kingdom) (2) (22,649) (126,141)
Canadian Tire Corp. Ltd., Class A
(Canada) (856) (102,591)
Dillard's, Inc., Class A
(813) (311,940)
Etsy, Inc.
(15,728) (873,376)
Isetan Mitsukoshi Holdings Ltd.
(Japan) (2) (8,500) (133,437)
Kohl's Corp.
(49,987) (1,054,726)
Nordstrom, Inc.
(16,855) (379,069)
Ollie's Bargain Outlet Holdings, Inc.
(3,153) (306,471)
(3,287,751)
Distributors - ( 0 .1 ) %
LKQ Corp.
(16,710) (667,063)
Pool Corp.
(2,583) (973,275)
(1,640,338)
Diversified Consumer Services - ( 0 .1 ) %
ADT, Inc.
(112,634) (814,344)
IDP Education Ltd. (Australia) (2)
(44,001) (482,037)
Service Corp. International
(7,072) (558,193)
(1,854,574)
Hotels, Restaurants & Leisure - ( 1 .9 ) %
Airbnb, Inc., Class A
(7,984) (1,012,451)
Amadeus IT Group SA (Spain) (2)
(12,946) (937,582)
Caesars Entertainment, Inc.
(25,561) (1,066,916)
Churchill Downs, Inc.
(7,383) (998,255)
Domino's Pizza Enterprises Ltd.
(Australia) (2) (9,144) (223,520)
Dutch Bros, Inc., Class A
(10,307) (330,133)
Hilton Grand Vacations, Inc.
(31,639) (1,149,129)
Hyatt Hotels Corp., Class A
(14,943) (2,274,325)
Las Vegas Sands Corp.
(52,233) (2,629,409)
Marriott International, Inc., Class A
(11,503) (2,859,646)
Marriott Vacations Worldwide Corp.
(6,003) (441,100)
McDonald's Corp.
(1,360) (414,134)
MGM Resorts International
(58,200) (2,275,038)
Oriental Land Co. Ltd. (Japan) (2)
(95,100) (2,459,989)
Restaurant Brands International, Inc.
(Canada) (15,760) (1,137,209)
Royal Caribbean Cruises Ltd.
(4,704) (834,301)
Tabcorp Holdings Ltd. (Australia) (2)
(24,078) (8,379)
Vail Resorts, Inc.
(12,447) (2,169,388)
Whitbread plc (United Kingdom) (2)
(6,454) (270,930)
Wyndham Hotels & Resorts, Inc.
(11,700) (914,238)
Wynn Resorts Ltd.
(26,073) (2,499,879)
Yum! Brands, Inc.
(13,471) (1,882,033)
(28,787,984)
Household Durables - ( 1 .1 ) %
Bellway plc (United Kingdom)
(19,806) (824,576)
Berkeley Group Holdings plc (United
Kingdom) (2) (10,016) (633,526)
GN Store Nord A/S (Denmark) (2)
(6,245) (139,164)
Helen of Troy Ltd.
(24,818) (1,534,993)
INVESTMENTS SHARES VALUE ($)
Household Durables - (1.1)% (continued)
Iida Group Holdings Co. Ltd. (Japan)
(2) (38,100) (588,394)
KB Home
(3,845) (329,478)
Leggett & Platt, Inc.
(66,245) (902,257)
Newell Brands, Inc.
(84,977) (652,623)
Open House Group Co. Ltd. (Japan)
(2) (46,200) (1,747,547)
Panasonic Holdings Corp. (Japan)
(2) (86,500) (759,881)
Persimmon plc (United Kingdom) (2)
(37,064) (815,626)
PulteGroup, Inc.
(11,054) (1,586,581)
SEB SA (France) (2)
(4,450) (507,948)
SharkNinja, Inc.
(8,468) (920,556)
Taylor Morrison Home Corp., Class
A (2,685) (188,648)
Taylor Wimpey plc (United Kingdom)
(2) (113,128) (248,846)
Tempur Sealy International, Inc.
(19,661) (1,073,491)
TopBuild Corp.
(3,624) (1,474,279)
Whirlpool Corp.
(4,742) (507,394)
(15,435,808)
Leisure Products - ( 0 .2 ) %
BRP, Inc.
(9,259) (551,042)
Brunswick Corp.
(4,380) (367,132)
Polaris, Inc.
(6,426) (534,900)
Yamaha Corp. (Japan) (2)
(151,200) (1,307,518)
YETI Holdings, Inc.
(16,416) (673,549)
(3,434,141)
Specialty Retail - ( 1 .0 ) %
Advance Auto Parts, Inc.
(18,666) (727,787)
Avolta AG (Switzerland) (2)
(46,156) (1,953,579)
CarMax, Inc.
(13,666) (1,057,475)
Floor & Decor Holdings, Inc., Class
A (1,204) (149,501)
JD Sports Fashion plc (United
Kingdom) (2) (709,736) (1,463,435)
Kingfisher plc (United Kingdom) (2)
(497,035) (2,145,077)
Lithia Motors, Inc., Class A
(743) (236,007)
Lowe's Cos., Inc.
(3,697) (1,001,332)
O'Reilly Automotive, Inc.
(608) (700,173)
RH
(2,874) (961,152)
Tractor Supply Co.
(2,952) (858,825)
Ulta Beauty, Inc.
(3,177) (1,236,234)
Valvoline, Inc.
(36,835) (1,541,545)
WH Smith plc (United Kingdom)
(9,262) (180,542)
(14,212,664)
Textiles, Apparel & Luxury Goods - ( 1 .0 ) %
Burberry Group plc (United
Kingdom) (2) (230,244) (2,159,127)
Cie Financiere Richemont SA
(Registered) (Switzerland) (2) (14,542) (2,309,332)
Columbia Sportswear Co.
(6,086) (506,294)
Crocs, Inc.
(11,645) (1,686,312)
Kering SA (France) (2)
(8,007) (2,304,834)

Consolidated Schedule of Investments
September 30, 2024 (Unaudited)
AQR MANAGED FUTURES STRATEGY FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | September 2024

(Continued)
INVESTMENTS SHARES VALUE ($)
Textiles, Apparel & Luxury Goods - (1.0)% (continued)
Moncler SpA (Italy) (2)
(20,265) (1,288,382)
Puma SE (Germany) (2)
(28,704) (1,200,288)
Swatch Group AG (The)
(Switzerland) (2) (12,296) (2,636,591)
(14,091,160)
Total Consumer Discretionary (107,320,512)
Consumer Staples - ( 5 .3 ) %
Beverages - ( 1 .3 ) %
Anheuser-Busch InBev SA/NV
(Belgium) (2) (19,606) (1,299,235)
Brown-Forman Corp., Class B
(75,242) (3,701,907)
Diageo plc (United Kingdom) (2)
(71,218) (2,487,638)
Heineken NV (Netherlands) (2)
(20,210) (1,794,046)
Keurig Dr Pepper, Inc.
(41,705) (1,563,103)
Monster Beverage Corp.
(51,818) (2,703,345)
PepsiCo, Inc.
(11,900) (2,023,595)
Pernod Ricard SA (France) (2)
(18,937) (2,865,025)
Treasury Wine Estates Ltd.
(Australia) (2) (80,095) (661,220)
(19,099,114)
Consumer Staples Distribution & Retail - ( 1 .1 ) %
Aeon Co. Ltd. (Japan) (2)
(3,800) (103,209)
Alimentation Couche-Tard, Inc.
(Canada) (8,819) (487,557)
Axfood AB (Sweden) (2)
(5,540) (156,141)
BJ's Wholesale Club Holdings, Inc.
(13,036) (1,075,209)
Carrefour SA (France) (2)
(10,907) (185,980)
Casey's General Stores, Inc.
(2,443) (917,860)
Dollar General Corp.
(16,197) (1,369,780)
Dollar Tree, Inc.
(9,327) (655,875)
Endeavour Group Ltd. (Australia) (2)
(245,629) (849,419)
Grocery Outlet Holding Corp.
(71,862) (1,261,178)
J Sainsbury plc (United Kingdom)
(2) (70,179) (277,723)
Kesko OYJ, Class B (Finland) (2)
(4,903) (104,603)
Koninklijke Ahold Delhaize NV
(Netherlands) (32,049) (1,107,006)
Kroger Co. (The)
(19,071) (1,092,768)
MatsukiyoCocokara & Co. (Japan)
(2) (69,700) (1,148,332)
Sprouts Farmers Market, Inc.
(7,052) (778,611)
Target Corp.
(7,934) (1,236,593)
Walgreens Boots Alliance, Inc.
(199,759) (1,789,841)
Welcia Holdings Co. Ltd. (Japan) (2)
(44,400) (630,835)
Woolworths Group Ltd. (Australia)
(2) (70,773) (1,626,311)
(16,854,831)
Food Products - ( 1 .6 ) %
Ajinomoto Co., Inc. (Japan) (2)
(54,900) (2,124,735)
Barry Callebaut AG (Registered)
(Switzerland) (2) (1,432) (2,651,260)
Bunge Global SA
(24,788) (2,395,512)
Chocoladefabriken Lindt & Spruengli
AG (Switzerland) (2) (109) (1,406,092)
INVESTMENTS SHARES VALUE ($)
Food Products - (1.6)% (continued)
Hershey Co. (The)
(17,219) (3,302,260)
Hormel Foods Corp.
(14,163) (448,967)
Kikkoman Corp. (Japan) (2)
(55,100) (626,847)
Kraft Heinz Co. (The)
(46,563) (1,634,827)
Lotus Bakeries NV (Belgium) (2)
(8) (107,353)
MEIJI Holdings Co. Ltd. (Japan) (2)
(46,700) (1,168,080)
Nestle SA (Registered) (2)
(22,416) (2,252,638)
Nissin Foods Holdings Co. Ltd.
(Japan) (2) (45,800) (1,279,848)
Orkla ASA (Norway) (2)
(46,833) (441,703)
Post Holdings, Inc.
(2,597) (300,603)
Salmar ASA (Norway)
(15,147) (794,457)
Wilmar International Ltd. (China) (2)
(112,000) (290,485)
Yakult Honsha Co. Ltd. (Japan) (2)
(101,100) (2,341,353)
(23,567,020)
Household Products - ( 0 .6 ) %
Church & Dwight Co., Inc.
(17,368) (1,818,777)
Kimberly-Clark Corp.
(14,553) (2,070,601)
Procter & Gamble Co. (The)
(13,181) (2,282,949)
Reckitt Benckiser Group plc (United
Kingdom) (2) (23,817) (1,457,224)
Reynolds Consumer Products, Inc.
(3,131) (97,374)
Unicharm Corp. (Japan) (2)
(46,000) (1,657,187)
(9,384,112)
Personal Care Products - ( 0 .6 ) %
Coty, Inc., Class A
(149,147) (1,400,490)
elf Beauty, Inc.
(5,058) (551,474)
Haleon plc (2)
(43,278) (226,452)
Kobayashi Pharmaceutical Co. Ltd.
(Japan) (2) (55,200) (2,195,428)
Kose Corp. (Japan) (2)
(26,000) (1,678,914)
Shiseido Co. Ltd. (Japan) (2)
(73,900) (2,009,837)
Unilever plc (United Kingdom) (2)
(8,453) (548,036)
(8,610,631)
Tobacco - ( 0 .1 ) %
Altria Group, Inc. (26,954) (1,375,732)
Total Consumer Staples (78,891,440)
Energy - ( 3 .0 ) %
Energy Equipment & Services - ( 0 .4 ) %
Baker Hughes Co., Class A
(26,366) (953,131)
Halliburton Co.
(23,355) (678,463)
NOV, Inc.
(36,755) (586,977)
Schlumberger NV
(15,972) (670,026)
Tenaris SA (2)
(99,279) (1,575,746)
Valaris Ltd.
(33,023) (1,841,032)
(6,305,375)
Oil, Gas & Consumable Fuels - ( 2 .6 ) %
Ampol Ltd. (Australia) (2)
(41,926) (884,388)
Antero Resources Corp.
(12,651) (362,451)
APA Corp.
(27,632) (675,879)
BP plc (2)
(63,193) (329,585)
Cameco Corp. (Canada)
(8,058) (384,951)

AQR Funds | N-PORT Part F | September 2024
See notes to Schedule of Investments.
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
September 30, 2024 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
Oil, Gas & Consumable Fuels - (2.6)% (continued)
Cheniere Energy, Inc.
(10,711) (1,926,266)
Chesapeake Energy Corp.
(12,084) (993,909)
Chevron Corp.
(32,505) (4,787,011)
Chord Energy Corp.
(14,371) (1,871,535)
Civitas Resources, Inc.
(21,486) (1,088,696)
CNX Resources Corp.
(17,914) (583,459)
Coterra Energy, Inc.
(10,742) (257,271)
DT Midstream, Inc.
(16,921) (1,331,006)
Eni SpA (Italy) (2)
(34,699) (528,034)
EOG Resources, Inc.
(23,509) (2,889,961)
EQT Corp.
(45,975) (1,684,524)
Equinor ASA (Norway) (2)
(69,925) (1,769,010)
Galp Energia SGPS SA (Portugal)
(2) (20,870) (390,631)
Imperial Oil Ltd. (Canada)
(18,832) (1,324,903)
Keyera Corp. (Canada)
(10,417) (324,807)
Marathon Petroleum Corp.
(2,392) (389,681)
Murphy Oil Corp.
(3,323) (112,118)
Neste OYJ (Finland) (2)
(92,695) (1,800,885)
New Hope Corp. Ltd. (Australia) (2)
(189,143) (678,351)
Occidental Petroleum Corp.
(65,639) (3,383,034)
Parkland Corp. (Canada)
(7,606) (196,048)
Permian Resources Corp., Class A
(80,383) (1,094,013)
Phillips 66
(2,760) (362,802)
Range Resources Corp.
(23,088) (710,187)
Repsol SA (Spain) (2)
(94,304) (1,243,802)
Santos Ltd. (Australia) (2)
(113,328) (549,121)
Tourmaline Oil Corp. (Canada)
(6,524) (302,985)
Williams Cos., Inc. (The)
(31,087) (1,419,122)
Woodside Energy Group Ltd.
(Australia) (2) (114,397) (1,971,890)
(38,602,316)
Total Energy (44,907,691)
Financials - ( 9 .4 ) %
Banks - ( 3 .1 ) %
ABN AMRO Bank NV, CVA
(Netherlands) (2)(b) (57,636) (1,041,589)
ANZ Group Holdings Ltd. (Australia)
(2) (12,919) (271,505)
Associated Banc-Corp.
(31,472) (677,907)
Banco Bilbao Vizcaya Argentaria SA
(Spain) (2) (51,577) (557,149)
Banco Santander SA (Spain) (2)
(116,571) (597,294)
Bank of Montreal (Canada)
(13,296) (1,199,781)
Bankinter SA (Spain) (2)
(63,497) (560,548)
Banque Cantonale Vaudoise
(Registered) (Switzerland) (2) (6,351) (655,956)
BNP Paribas SA (France) (2)
(6,559) (450,090)
BPER Banca SpA (Italy) (2)
(245,754) (1,384,636)
Cadence Bank
(14,761) (470,138)
Citigroup, Inc.
(21,427) (1,341,330)
Concordia Financial Group Ltd.
(Japan) (2) (177,100) (988,566)
Credit Agricole SA (France) (2)
(45,891) (701,806)
INVESTMENTS SHARES VALUE ($)
Banks - (3.1)% (continued)
DBS Group Holdings Ltd.
(Singapore) (2) (8,320) (246,391)
DNB Bank ASA (Norway) (2)
(64,025) (1,312,964)
Fifth Third Bancorp
(48,241) (2,066,644)
FinecoBank Banca Fineco SpA
(Italy) (2) (103,211) (1,771,303)
First Citizens BancShares, Inc.,
Class A (915) (1,684,469)
First Financial Bankshares, Inc.
(47,625) (1,762,601)
First Hawaiian, Inc.
(29,265) (677,485)
Glacier Bancorp, Inc.
(20,787) (949,966)
Home BancShares, Inc.
(14,856) (402,449)
HSBC Holdings plc (United
Kingdom) (2) (22,686) (203,517)
Japan Post Bank Co. Ltd. (Japan)
(2) (228,000) (2,140,295)
JPMorgan Chase & Co.
(4,970) (1,047,974)
KBC Group NV (Belgium) (2)
(23,890) (1,900,641)
Lloyds Banking Group plc (United
Kingdom) (2) (920,014) (723,400)
Mediobanca Banca di Credito
Finanziario SpA (Italy) (2) (22,438) (383,385)
National Australia Bank Ltd.
(Australia) (2) (21,366) (553,172)
National Bank of Canada (Canada)
(14,412) (1,361,225)
NatWest Group plc (United
Kingdom) (2) (28,318) (131,094)
Nordea Bank Abp (Finland) (2)
(59,605) (703,651)
Old National Bancorp
(51,662) (964,013)
Pinnacle Financial Partners, Inc.
(9,359) (916,901)
Regions Financial Corp.
(13,321) (310,779)
Shizuoka Financial Group, Inc.
(Japan) (2) (56,800) (495,426)
Skandinaviska Enskilda Banken AB,
Class A (Sweden) (2) (61,644) (943,661)
SouthState Corp.
(15,545) (1,510,663)
Standard Chartered plc (United
Kingdom) (2) (120,319) (1,276,101)
Svenska Handelsbanken AB, Class
A (Sweden) (2) (268,556) (2,758,593)
Swedbank AB, Class A (Sweden) (2)
(17,651) (374,654)
Synovus Financial Corp.
(13,185) (586,337)
Toronto-Dominion Bank (The)
(Canada) (20,849) (1,318,353)
United Overseas Bank Ltd.
(Singapore) (2) (29,300) (731,386)
Webster Financial Corp.
(15,625) (728,281)
Wells Fargo & Co.
(44,580) (2,518,324)
(46,354,393)
Capital Markets - ( 2 .8 ) %
abrdn plc (United Kingdom) (2)
(153,365) (334,769)
Bank of New York Mellon Corp.
(The) (42,162) (3,029,761)
Blackstone, Inc.
(2,118) (324,329)
Blue Owl Capital, Inc., Class A
(139,321) (2,697,255)
Brookfield Asset Management Ltd.,
Class A (Canada) (29,915) (1,414,296)

Consolidated Schedule of Investments
September 30, 2024 (Unaudited)
AQR MANAGED FUTURES STRATEGY FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | September 2024

(Continued)
INVESTMENTS SHARES VALUE ($)
Capital Markets - (2.8)% (continued)
Charles Schwab Corp. (The)
(17,244) (1,117,584)
Coinbase Global, Inc., Class A
(6,972) (1,242,201)
Daiwa Securities Group, Inc.
(Japan) (2) (260,300) (1,846,221)
Deutsche Bank AG (Registered)
(Germany) (2) (55,961) (968,779)
EQT AB (Sweden) (2)
(39,741) (1,364,227)
FactSet Research Systems, Inc.
(2,492) (1,145,946)
Goldman Sachs Group, Inc. (The)
(6,884) (3,408,337)
Hargreaves Lansdown plc (United
Kingdom) (2) (17,220) (256,634)
Houlihan Lokey, Inc., Class A
(8,442) (1,334,005)
IGM Financial, Inc. (Canada)
(8,278) (248,380)
Invesco Ltd.
(37,423) (657,148)
Investec plc (United Kingdom) (2)
(44,529) (338,912)
Jefferies Financial Group, Inc.
(23,480) (1,445,194)
KKR & Co., Inc.
(13,125) (1,713,863)
LPL Financial Holdings, Inc.
(5,480) (1,274,812)
Nasdaq, Inc.
(7,785) (568,383)
Nomura Holdings, Inc. (Japan) (2)
(83,000) (433,176)
Northern Trust Corp.
(16,583) (1,492,968)
Partners Group Holding AG
(Switzerland) (2) (299) (450,795)
Raymond James Financial, Inc.
(3,116) (381,585)
Schroders plc (United Kingdom) (2)
(180,449) (845,540)
SEI Investments Co.
(9,969) (689,755)
St James's Place plc (United
Kingdom) (2) (93,244) (916,035)
State Street Corp.
(26,555) (2,349,321)
T. Rowe Price Group, Inc.
(13,872) (1,511,077)
TPG, Inc.
(46,295) (2,664,740)
Tradeweb Markets, Inc., Class A
(7,800) (964,626)
UBS Group AG (Registered)
(Switzerland) (2) (49,201) (1,522,478)
(40,953,132)
Consumer Finance - ( 0 .2 ) %
Ally Financial, Inc.
(6,427) (228,737)
Credit Acceptance Corp.
(2,362) (1,047,358)
Marui Group Co. Ltd. (Japan) (2)
(39,100) (653,910)
Synchrony Financial
(11,979) (597,513)
(2,527,518)
Financial Services - ( 0 .6 ) %
Apollo Global Management, Inc.
(11,678) (1,458,699)
Edenred SE (France) (2)
(68,971) (2,612,319)
Equitable Holdings, Inc.
(22,260) (935,588)
Jack Henry & Associates, Inc.
(2,370) (418,400)
Mitsubishi HC Capital, Inc. (Japan)
(2) (235,700) (1,673,971)
Toast, Inc., Class A
(23,911) (676,920)
Tokyo Century Corp. (Japan) (2)
(8,300) (93,493)
Voya Financial, Inc.
(1,847) (146,319)
Washington H Soul Pattinson & Co.
Ltd. (Australia) (2) (11,719) (280,702)
Western Union Co. (The)
(47,814) (570,421)
WEX, Inc.
(717) (150,377)
INVESTMENTS SHARES VALUE ($)
Financial Services - (0.6)% (continued)
Worldline SA (France) (2)(b)
(83,222) (606,407)
(9,623,616)
Insurance - ( 2 .7 ) %
Admiral Group plc (United Kingdom)
(2) (11,734) (437,385)
Aegon Ltd. (Netherlands) (2)
(83,486) (536,241)
Arch Capital Group Ltd.
(17,180) (1,922,098)
Arthur J Gallagher & Co.
(11,094) (3,121,519)
ASR Nederland NV (Netherlands)
(2) (54,650) (2,679,074)
Baloise Holding AG (Registered)
(Switzerland) (2) (6,187) (1,265,202)
Brown & Brown, Inc.
(11,663) (1,208,287)
Erie Indemnity Co., Class A
(1,267) (683,952)
Everest Group Ltd.
(5,541) (2,171,130)
Generali (Italy) (2)
(27,254) (788,804)
Gjensidige Forsikring ASA (Norway)
(40,428) (756,233)
Helvetia Holding AG (Registered)
(Switzerland) (2) (4,956) (857,043)
Insurance Australia Group Ltd.
(Australia) (2) (60,017) (305,010)
Japan Post Holdings Co. Ltd.
(Japan) (2) (51,200) (490,965)
Japan Post Insurance Co. Ltd.
(Japan) (2) (102,800) (1,888,039)
Kinsale Capital Group, Inc.
(1,279) (595,464)
Legal & General Group plc (United
Kingdom) (2) (339,419) (1,028,707)
Lincoln National Corp.
(46,095) (1,452,453)
Medibank Pvt Ltd. (Australia) (2)
(60,012) (151,408)
NN Group NV (Netherlands) (2)
(12,810) (639,169)
Primerica, Inc.
(1,912) (506,967)
Prudential Financial, Inc.
(7,520) (910,672)
Prudential plc (Hong Kong) (2)
(88,330) (819,459)
QBE Insurance Group Ltd.
(Australia) (2) (65,380) (746,544)
RenaissanceRe Holdings Ltd.
(13,728) (3,739,507)
RLI Corp.
(3,333) (516,548)
Ryan Specialty Holdings, Inc., Class
A (25,413) (1,687,169)
Sampo OYJ, Class A (Finland) (2)
(18,459) (860,935)
Sompo Holdings, Inc. (Japan) (2)
(68,600) (1,546,299)
Sun Life Financial, Inc. (Canada)
(25,381) (1,472,246)
Swiss Life Holding AG (Registered)
(Switzerland) (2) (1,016) (850,147)
T&D Holdings, Inc. (Japan) (2)
(63,500) (1,119,556)
Tryg A/S (Denmark) (2)
(49,435) (1,172,340)
White Mountains Insurance Group
Ltd. (540) (915,948)
Willis Towers Watson plc
(1,168) (344,011)
(40,186,531)
Total Financials (139,645,190)

AQR Funds | N-PORT Part F | September 2024
See notes to Schedule of Investments.
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
September 30, 2024 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
Health Care - ( 6 .6 ) %
Biotechnology - ( 1 .2 ) %
AbbVie, Inc.
(11,890) (2,348,037)
Amgen, Inc.
(3,007) (968,885)
Arrowhead Pharmaceuticals, Inc.
(59,273) (1,148,118)
Biogen, Inc.
(9,571) (1,855,243)
CSL Ltd. (2)
(6,607) (1,305,104)
Genmab A/S (Denmark) (2)
(1,042) (252,616)
Gilead Sciences, Inc.
(4,620) (387,341)
Incyte Corp.
(11,636) (769,140)
Ionis Pharmaceuticals, Inc.
(40,585) (1,625,835)
Moderna, Inc.
(29,069) (1,942,681)
Regeneron Pharmaceuticals, Inc.
(480) (504,595)
Roivant Sciences Ltd.
(179,481) (2,071,211)
Swedish Orphan Biovitrum AB
(Sweden) (4,001) (128,825)
Vertex Pharmaceuticals, Inc.
(5,172) (2,405,394)
(17,713,025)
Health Care Equipment & Supplies - ( 1 .0 ) %
BioMerieux (France) (2)
(5,057) (606,078)
Carl Zeiss Meditec AG (Germany)
(2) (7,948) (630,549)
Coloplast A/S, Class B (Denmark)
(2) (13,842) (1,804,243)
DENTSPLY SIRONA, Inc.
(45,436) (1,229,498)
Enovis Corp.
(3,344) (143,959)
Envista Holdings Corp.
(12,635) (249,668)
GE HealthCare Technologies, Inc.
(24,627) (2,311,244)
Globus Medical, Inc., Class A
(14,764) (1,056,217)
Haemonetics Corp.
(8,445) (678,809)
Hologic, Inc.
(5,964) (485,827)
Insulet Corp.
(550) (128,013)
Neogen Corp.
(183,260) (3,080,601)
Siemens Healthineers AG
(Germany) (2)(b) (6,198) (372,256)
Smith & Nephew plc (United
Kingdom) (2) (61,712) (957,827)
STERIS plc
(2,721) (659,951)
Teleflex, Inc.
(798) (197,361)
(14,592,101)
Health Care Providers & Services - ( 1 .6 ) %
Acadia Healthcare Co., Inc.
(11,537) (731,561)
Amplifon SpA (Italy) (2)
(19,868) (571,813)
Chemed Corp.
(606) (364,188)
CVS Health Corp.
(30,831) (1,938,653)
Galenica AG (Switzerland) (2)(b)
(2,644) (232,952)
HealthEquity, Inc.
(19,127) (1,565,545)
Henry Schein, Inc.
(35,482) (2,586,638)
Humana, Inc.
(3,394) (1,075,015)
Labcorp Holdings, Inc.
(3,748) (837,603)
McKesson Corp.
(5,490) (2,714,366)
Molina Healthcare, Inc.
(2,795) (963,045)
Option Care Health, Inc.
(18,156) (568,283)
Premier, Inc., Class A
(147,005) (2,940,100)
Progyny, Inc.
(34,412) (576,745)
INVESTMENTS SHARES VALUE ($)
Health Care Providers & Services - (1.6)% (continued)
Quest Diagnostics, Inc.
(8,771) (1,361,698)
Ramsay Health Care Ltd. (Australia)
(2) (65,251) (1,872,949)
Sonic Healthcare Ltd. (Australia) (2)
(33,931) (638,198)
UnitedHealth Group, Inc.
(3,904) (2,282,591)
(23,821,943)
Health Care Technology - ( 0 .2 ) %
Certara, Inc.
(54,588) (639,225)
M3, Inc. (Japan) (2)
(285,800) (2,861,996)
(3,501,221)
Life Sciences Tools & Services - ( 1 .2 ) %
Avantor, Inc.
(18,447) (477,224)
Azenta, Inc.
(23,330) (1,130,105)
Bachem Holding AG, Class B
(Switzerland) (2) (10,292) (867,630)
Bio-Rad Laboratories, Inc., Class A
(4,793) (1,603,642)
Bio-Techne Corp.
(12,952) (1,035,253)
Charles River Laboratories
International, Inc. (2,526) (497,546)
Danaher Corp.
(4,055) (1,127,371)
Eurofins Scientific SE (Luxembourg)
(2) (35,743) (2,266,149)
Fortrea Holdings, Inc.
(30,521) (610,420)
Repligen Corp.
(13,868) (2,063,836)
Revvity, Inc.
(11,715) (1,496,591)
Sartorius Stedim Biotech (France)
(2) (6,338) (1,327,043)
Tecan Group AG (Registered)
(Switzerland) (2) (2,537) (833,709)
Waters Corp.
(2,126) (765,126)
West Pharmaceutical Services, Inc.
(4,560) (1,368,730)
(17,470,375)
Pharmaceuticals - ( 1 .4 ) %
AstraZeneca plc (United Kingdom)
(2) (6,712) (1,045,639)
Bayer AG (Registered) (Germany)
(2) (12,726) (430,543)
Daiichi Sankyo Co. Ltd. (Japan) (2)
(47,100) (1,555,824)
Eisai Co. Ltd. (Japan) (2)
(18,300) (682,132)
Hikma Pharmaceuticals plc (Jordan)
(2) (22,974) (587,897)
Jazz Pharmaceuticals plc
(6,958) (775,191)
Johnson & Johnson
(18,459) (2,991,466)
Kyowa Kirin Co. Ltd. (Japan) (2)
(75,500) (1,332,327)
Merck KGaA (Germany) (2)
(11,169) (1,971,673)
Ono Pharmaceutical Co. Ltd.
(Japan) (2) (209,300) (2,809,503)
Organon & Co.
(24,151) (462,009)
Orion OYJ, Class B (Finland) (2)
(11,128) (609,746)
Perrigo Co. plc
(7,807) (204,778)
Pfizer, Inc.
(18,377) (531,830)
Recordati Industria Chimica e
Farmaceutica SpA (Italy) (2) (13,195) (746,655)
Roche Holding AG (2)
(7,436) (2,379,648)
Royalty Pharma plc, Class A
(16,662) (471,368)

Consolidated Schedule of Investments
September 30, 2024 (Unaudited)
AQR MANAGED FUTURES STRATEGY FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | September 2024

(Continued)
INVESTMENTS SHARES VALUE ($)
Pharmaceuticals - (1.4)% (continued)
Viatris, Inc.
(74,148) (860,858)
(20,449,087)
Total Health Care (97,547,752)
Industrials - ( 14 .5 ) %
Aerospace & Defense - ( 0 .9 ) %
Boeing Co. (The)
(19,163) (2,913,543)
BWX Technologies, Inc.
(5,718) (621,547)
CAE, Inc. (Canada)
(26,339) (494,471)
HEICO Corp.
(8,318) (2,174,991)
L3Harris Technologies, Inc.
(3,935) (936,018)
Leonardo SpA (Italy) (2)
(36,688) (821,125)
Melrose Industries plc (United
Kingdom) (2) (144,042) (880,322)
MTU Aero Engines AG (Germany)
(2) (2,229) (696,625)
RTX Corp.
(18,634) (2,257,695)
Saab AB, Class B (Sweden) (2)
(10,033) (213,808)
TransDigm Group, Inc.
(927) (1,322,950)
(13,333,095)
Air Freight & Logistics - ( 0 .9 ) %
CH Robinson Worldwide, Inc.
(9,082) (1,002,380)
Deutsche Post AG (Germany) (2)
(63,946) (2,852,420)
DSV A/S (Denmark) (2)
(12,941) (2,663,388)
FedEx Corp.
(4,594) (1,257,286)
GXO Logistics, Inc.
(10,058) (523,720)
SG Holdings Co. Ltd. (Japan) (2)
(63,000) (675,698)
United Parcel Service, Inc., Class B
(14,665) (1,999,426)
Yamato Holdings Co. Ltd. (Japan)
(2) (192,700) (2,194,396)
(13,168,714)
Building Products - ( 1 .4 ) %
A O Smith Corp.
(7,091) (636,985)
AAON, Inc.
(23,388) (2,522,162)
Advanced Drainage Systems, Inc.
(1,198) (188,278)
Allegion plc
(5,485) (799,384)
Armstrong World Industries, Inc.
(2,122) (278,895)
Assa Abloy AB, Class B (Sweden)
(2) (32,731) (1,102,704)
Carrier Global Corp.
(18,076) (1,454,937)
Daikin Industries Ltd. (Japan) (2)
(23,900) (3,354,628)
Fortune Brands Innovations, Inc.
(1,720) (153,992)
Hayward Holdings, Inc.
(66,310) (1,017,195)
Johnson Controls International plc
(17,031) (1,321,776)
Nibe Industrier AB, Class B
(Sweden) (2) (458,265) (2,511,600)
Owens Corning
(3,698) (652,771)
Simpson Manufacturing Co., Inc.
(3,068) (586,816)
TOTO Ltd. (Japan) (2)
(41,700) (1,551,135)
Trex Co., Inc.
(31,767) (2,115,047)
(20,248,305)
INVESTMENTS SHARES VALUE ($)
Commercial Services & Supplies - ( 1 .2 ) %
Brink's Co. (The)
(2,107) (243,654)
Cleanaway Waste Management Ltd.
(Australia) (2) (174,955) (354,412)
Element Fleet Management Corp.
(Canada) (31,054) (660,367)
GFL Environmental, Inc.
(20,957) (835,987)
MSA Safety, Inc.
(6,265) (1,111,035)
RB Global, Inc. (Canada)
(19,824) (1,595,506)
Rentokil Initial plc (United Kingdom)
(2) (262,760) (1,284,862)
Republic Services, Inc., Class A
(18,508) (3,717,147)
Rollins, Inc.
(4,329) (218,961)
Secom Co. Ltd. (Japan) (2)
(38,200) (1,412,982)
Securitas AB, Class B (Sweden) (2)
(139,249) (1,767,746)
Tetra Tech, Inc.
(24,036) (1,133,538)
Waste Management, Inc.
(20,265) (4,207,014)
(18,543,211)
Construction & Engineering - ( 0 .9 ) %
API Group Corp.
(15,643) (516,532)
Ferrovial SE (2)
(46,010) (1,977,374)
Kajima Corp. (Japan) (2)
(39,900) (747,853)
MDU Resources Group, Inc.
(17,774) (487,185)
Quanta Services, Inc.
(12,310) (3,670,227)
Shimizu Corp. (Japan) (2)
(36,900) (254,346)
Skanska AB, Class B (Sweden) (2)
(76,720) (1,599,249)
Valmont Industries, Inc.
(4,675) (1,355,516)
WillScot Holdings Corp.
(37,808) (1,421,581)
WSP Global, Inc. (Canada)
(5,010) (890,091)
(12,919,954)
Electrical Equipment - ( 0 .9 ) %
Acuity Brands, Inc.
(2,159) (594,567)
AMETEK, Inc.
(8,210) (1,409,739)
Emerson Electric Co.
(19,625) (2,146,386)
Generac Holdings, Inc.
(6,842) (1,087,057)
Hubbell, Inc., Class B
(2,067) (885,399)
Legrand SA (France) (2)
(7,542) (868,882)
Mitsubishi Electric Corp. (Japan) (2)
(58,800) (953,792)
NEXTracker, Inc., Class A
(21,543) (807,432)
NIDEC Corp. (Japan) (2)
(42,600) (896,862)
Regal Rexnord Corp.
(11,475) (1,903,473)
Rockwell Automation, Inc.
(6,459) (1,733,983)
Sensata Technologies Holding plc
(19,438) (697,047)
(13,984,619)
Ground Transportation - ( 1 .5 ) %
Aurizon Holdings Ltd. (Australia) (2)
(140,210) (341,101)
Avis Budget Group, Inc.
(5,793) (507,409)
Canadian National Railway Co.
(Canada) (843) (98,714)
Canadian Pacific Kansas City Ltd.
(Canada) (14,613) (1,249,795)
Central Japan Railway Co. (Japan)
(2) (95,400) (2,202,793)
CSX Corp.
(37,814) (1,305,717)

AQR Funds | N-PORT Part F | September 2024
See notes to Schedule of Investments.
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
September 30, 2024 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
Ground Transportation - (1.5)% (continued)
Hankyu Hanshin Holdings, Inc.
(Japan) (2) (3,200) (98,853)
Keio Corp. (Japan) (2)
(9,800) (233,838)
Keisei Electric Railway Co. Ltd.
(Japan) (2) (108,400) (3,231,718)
Kintetsu Group Holdings Co. Ltd.
(Japan) (2) (73,100) (1,820,527)
Knight-Swift Transportation
Holdings, Inc., Class A (21,690) (1,170,176)
Norfolk Southern Corp.
(6,975) (1,733,288)
Odakyu Electric Railway Co. Ltd.
(Japan) (2) (203,300) (2,267,571)
Saia, Inc.
(6,031) (2,637,115)
Schneider National, Inc., Class B
(24,559) (700,914)
Tokyu Corp. (Japan) (2)
(68,400) (885,774)
U-Haul Holding Co.
(3,912) (303,102)
XPO, Inc.
(11,046) (1,187,555)
(21,975,960)
Industrial Conglomerates - ( 0 .4 ) %
Honeywell International, Inc.
(12,154) (2,512,353)
Keppel Ltd. (Singapore) (2)
(161,100) (827,517)
Lifco AB, Class B (Sweden) (2)
(29,646) (976,353)
Siemens AG (Registered)
(Germany) (2) (10,616) (2,147,701)
(6,463,924)
Machinery - ( 3 .7 ) %
AGCO Corp.
(28,727) (2,811,224)
Alstom SA (France) (2)
(28,616) (594,550)
Caterpillar, Inc.
(3,292) (1,287,567)
Chart Industries, Inc.
(9,705) (1,204,779)
Crane Co.
(3,929) (621,882)
Daimler Truck Holding AG
(Germany) (2) (32,030) (1,202,642)
Deere & Co.
(279) (116,435)
Dover Corp.
(4,815) (923,228)
Epiroc AB, Class A (Sweden) (2)
(94,786) (2,053,014)
Esab Corp.
(4,281) (455,113)
FANUC Corp. (Japan) (2)
(79,200) (2,326,137)
Fluidra SA (Spain) (2)
(13,999) (366,980)
Fortive Corp.
(4,240) (334,663)
Gates Industrial Corp. plc
(44,701) (784,503)
Graco, Inc.
(8,140) (712,331)
Hitachi Construction Machinery Co.
Ltd. (Japan) (2) (92,800) (2,274,535)
Hoshizaki Corp. (Japan) (2)
(18,100) (630,348)
Husqvarna AB, Class B (Sweden)
(2) (59,264) (415,127)
IDEX Corp.
(7,020) (1,505,790)
Ingersoll Rand, Inc.
(39,857) (3,912,363)
Interpump Group SpA (Italy) (2)
(10,531) (491,961)
Kone OYJ, Class B (Finland) (2)
(1,858) (111,148)
Kubota Corp. (Japan) (2)
(254,400) (3,632,434)
Metso OYJ (Finland) (2)
(167,813) (1,794,327)
Middleby Corp. (The)
(12,820) (1,783,647)
MINEBEA MITSUMI, Inc. (Japan) (2)
(13,200) (260,917)
INVESTMENTS SHARES VALUE ($)
Machinery - (3.7)% (continued)
Nordson Corp.
(8,229) (2,161,182)
PACCAR, Inc.
(6,527) (644,084)
RBC Bearings, Inc.
(2,886) (864,011)
Sandvik AB (Sweden) (2)
(31,220) (698,614)
Schindler Holding AG (Switzerland)
(2) (5,468) (1,604,881)
Seatrium Ltd. (Singapore) (2)
(296,300) (410,437)
SMC Corp. (Japan) (2)
(8,100) (3,622,487)
Spirax Group plc (United Kingdom)
(2) (1,868) (188,304)
Timken Co. (The)
(3,799) (320,218)
TOMRA Systems ASA (Norway) (2)
(31,613) (464,665)
Toro Co. (The)
(23,179) (2,010,315)
Toyota Industries Corp. (Japan) (2)
(29,200) (2,264,243)
Valmet OYJ (Finland) (2)
(31,165) (999,663)
Xylem, Inc.
(11,280) (1,523,138)
Yaskawa Electric Corp. (Japan) (2)
(130,400) (4,564,838)
(54,948,725)
Marine Transportation - ( 0 .2 ) %
AP Moller - Maersk A/S, Class B
(Denmark) (2) (1,450) (2,440,038)
Passenger Airlines - ( 0 .4 ) %
Air Canada (Canada)
(73,780) (894,121)
Deutsche Lufthansa AG
(Registered) (Germany) (2) (118,410) (867,281)
Singapore Airlines Ltd. (Singapore)
(2) (79,700) (420,729)
Southwest Airlines Co.
(145,751) (4,318,602)
(6,500,733)
Professional Services - ( 0 .8 ) %
Automatic Data Processing, Inc.
(1,498) (414,542)
Bureau Veritas SA (France) (2)
(10,030) (332,761)
Clarivate plc
(181,903) (1,291,511)
Concentrix Corp.
(7,084) (363,055)
Dayforce, Inc.
(19,332) (1,184,085)
ExlService Holdings, Inc.
(5,501) (209,863)
FTI Consulting, Inc.
(6,169) (1,403,818)
Hays plc (United Kingdom) (2)
(157,724) (195,792)
Maximus, Inc.
(6,393) (595,572)
Paychex, Inc.
(10,968) (1,471,796)
Paycom Software, Inc.
(6,111) (1,017,909)
Paylocity Holding Corp.
(3,675) (606,265)
Randstad NV (Netherlands) (2)
(25,051) (1,244,688)
SGS SA (Registered) (Switzerland)
(2) (4,100) (457,812)
Teleperformance SE (France) (2)
(7,391) (764,602)
(11,554,071)
Trading Companies & Distributors - ( 1 .1 ) %
Air Lease Corp., Class A
(50,605) (2,291,900)
Ashtead Group plc (United
Kingdom) (2) (10,603) (821,529)
Beijer Ref AB, Class B (Sweden) (2)
(79,961) (1,316,452)
Brenntag SE (Germany) (2)
(29,707) (2,217,406)
Core & Main, Inc., Class A
(17,995) (798,978)

Consolidated Schedule of Investments
September 30, 2024 (Unaudited)
AQR MANAGED FUTURES STRATEGY FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | September 2024

(Continued)
INVESTMENTS SHARES VALUE ($)
Trading Companies & Distributors - (1.1)% (continued)
Fastenal Co.
(20,743) (1,481,465)
GATX Corp.
(7,723) (1,022,911)
IMCD NV (Netherlands) (2)
(6,524) (1,133,317)
Mitsubishi Corp. (Japan) (2)
(42,900) (891,456)
MSC Industrial Direct Co., Inc.,
Class A (10,046) (864,559)
Reece Ltd. (Australia) (2)
(17,199) (337,290)
RS GROUP plc (United Kingdom)
(2) (30,855) (335,361)
SiteOne Landscape Supply, Inc.
(5,034) (759,681)
Travis Perkins plc (United Kingdom)
(2) (52,767) (656,952)
Watsco, Inc.
(1,439) (707,815)
(15,637,072)
Transportation Infrastructure - ( 0 .2 ) %
Aeroports de Paris SA (France) (2)
(10,841) (1,392,281)
Atlas Arteria Ltd. (Australia) (2)
(177,034) (596,584)
Flughafen Zurich AG (Registered)
(Switzerland) (2) (583) (140,253)
Transurban Group (Australia) (2)
(156,326) (1,412,419)
(3,541,537)
Total Industrials (215,259,958)
Information Technology - ( 9 .3 ) %
Communications Equipment - ( 0 .5 ) %
Ciena Corp.
(35,443) (2,182,934)
Cisco Systems, Inc.
(16,866) (897,609)
F5, Inc.
(2,630) (579,126)
Lumentum Holdings, Inc.
(51,508) (3,264,577)
Ubiquiti, Inc.
(525) (116,403)
(7,040,649)
Electronic Equipment, Instruments & Components - ( 1 .4 ) %
Belden, Inc.
(5,229) (612,473)
CDW Corp.
(5,257) (1,189,659)
Cognex Corp.
(37,060) (1,500,930)
Crane NXT Co.
(15,810) (886,941)
Hamamatsu Photonics KK (Japan)
(2) (346,000) (4,514,679)
Hexagon AB, Class B (Sweden) (2)
(14,928) (160,791)
Ibiden Co. Ltd. (Japan) (2)
(54,200) (1,675,156)
IPG Photonics Corp.
(11,029) (819,675)
Littelfuse, Inc.
(428) (113,527)
Novanta, Inc.
(4,125) (738,045)
Omron Corp. (Japan) (2)
(58,700) (2,683,746)
Shimadzu Corp. (Japan) (2)
(42,200) (1,411,445)
Taiyo Yuden Co. Ltd. (Japan) (2)
(36,600) (753,724)
Teledyne Technologies, Inc.
(3,705) (1,621,530)
Vishay Intertechnology, Inc.
(48,691) (920,747)
Vontier Corp.
(10,697) (360,917)
(19,963,985)
INVESTMENTS SHARES VALUE ($)
IT Services - ( 1 .2 ) %
Accenture plc, Class A (Ireland)
(5,399) (1,908,439)
Akamai Technologies, Inc.
(7,966) (804,168)
Alten SA (France) (2)
(2,562) (286,415)
ASGN, Inc.
(6,250) (582,687)
Bechtle AG (Germany) (2)
(29,377) (1,314,095)
Capgemini SE (France) (2)
(11,049) (2,385,486)
CGI, Inc. (Canada)
(2,133) (245,434)
Cognizant Technology Solutions
Corp., Class A (19,821) (1,529,785)
Globant SA
(4,247) (841,501)
International Business Machines
Corp. (7,650) (1,691,262)
NEXTDC Ltd. (Australia) (2)
(38,267) (461,477)
Nomura Research Institute Ltd.
(Japan) (2) (72,400) (2,686,886)
NTT Data Group Corp. (Japan) (2)
(110,400) (1,986,946)
Okta, Inc., Class A
(12,221) (908,509)
Reply SpA (Italy) (2)
(5,381) (811,451)
(18,444,541)
Semiconductors & Semiconductor Equipment - ( 3 .4 ) %
Advanced Micro Devices, Inc.
(6,339) (1,040,103)
Allegro MicroSystems, Inc. (Japan)
(85,472) (1,991,498)
Analog Devices, Inc.
(11,874) (2,733,039)
ASML Holding NV (Netherlands) (2)
(2,328) (1,936,571)
BE Semiconductor Industries NV
(Netherlands) (2) (3,314) (422,670)
Enphase Energy, Inc.
(2,927) (330,810)
First Solar, Inc.
(1,752) (437,019)
GLOBALFOUNDRIES, Inc.
(39,138) (1,575,304)
Infineon Technologies AG
(Germany) (2) (45,047) (1,581,507)
Intel Corp.
(189,325) (4,441,565)
Lasertec Corp. (Japan) (2)
(9,600) (1,600,576)
Lattice Semiconductor Corp.
(47,320) (2,511,272)
MACOM Technology Solutions
Holdings, Inc. (19,519) (2,171,684)
Microchip Technology, Inc.
(22,077) (1,772,562)
Micron Technology, Inc.
(3,843) (398,558)
MKS Instruments, Inc.
(11,630) (1,264,297)
ON Semiconductor Corp.
(23,209) (1,685,205)
Power Integrations, Inc.
(17,212) (1,103,633)
Renesas Electronics Corp. (Japan)
(2) (56,700) (822,868)
Rohm Co. Ltd. (Japan) (2)
(334,700) (3,770,620)
SCREEN Holdings Co. Ltd. (Japan)
(2) (9,600) (675,086)
Silicon Laboratories, Inc.
(9,891) (1,143,103)
SOITEC (France) (2)
(2,115) (211,836)
STMicroelectronics NV (Singapore)
(2) (55,554) (1,659,084)
SUMCO Corp. (Japan) (2)
(402,700) (4,355,580)
Synaptics, Inc.
(16,562) (1,284,880)
Texas Instruments, Inc.
(16,298) (3,366,678)
Wolfspeed, Inc.
(365,628) (3,546,592)
(49,834,200)

AQR Funds | N-PORT Part F | September 2024
See notes to Schedule of Investments.
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
September 30, 2024 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
Software - ( 2 .5 ) %
Altair Engineering, Inc., Class A
(14,035) (1,340,483)
Aspen Technology, Inc.
(3,172) (757,537)
Autodesk, Inc.
(864) (238,015)
Bentley Systems, Inc., Class B
(36,302) (1,844,505)
Blackbaud, Inc.
(6,221) (526,794)
Cadence Design Systems, Inc.
(7,022) (1,903,173)
CCC Intelligent Solutions Holdings,
Inc. (112,901) (1,247,556)
Confluent, Inc., Class A
(16,341) (333,030)
Crowdstrike Holdings, Inc., Class A
(2,998) (840,849)
Dassault Systemes SE (France) (2)
(36,223) (1,438,806)
Dolby Laboratories, Inc., Class A
(17,118) (1,310,040)
Dropbox, Inc., Class A
(20,864) (530,571)
Elastic NV
(3,402) (261,137)
Five9, Inc.
(46,194) (1,327,154)
Gen Digital, Inc.
(44,922) (1,232,210)
Informatica, Inc., Class A
(33,193) (839,119)
Microsoft Corp.
(11,230) (4,832,269)
MicroStrategy, Inc., Class A
(13,161) (2,218,945)
nCino, Inc.
(27,236) (860,385)
Open Text Corp. (Canada)
(15,313) (509,735)
Procore Technologies, Inc.
(13,698) (845,441)
PTC, Inc.
(11,910) (2,151,661)
RingCentral, Inc., Class A
(18,007) (569,561)
Roper Technologies, Inc.
(6,932) (3,857,242)
Salesforce, Inc.
(6,340) (1,735,321)
Synopsys, Inc.
(3,098) (1,568,796)
Temenos AG (Registered)
(Switzerland) (2) (14,162) (991,539)
Tyler Technologies, Inc.
(2,273) (1,326,796)
(37,438,670)
Technology Hardware, Storage & Peripherals - ( 0 .3 ) %
Brother Industries Ltd. (Japan) (2)
(21,000) (411,861)
HP, Inc.
(64,982) (2,330,905)
Ricoh Co. Ltd. (Japan) (2)
(111,000) (1,204,629)
Super Micro Computer, Inc.
(2,328) (969,379)
(4,916,774)
Total Information Technology (137,638,819)
Materials - ( 6 .1 ) %
Chemicals - ( 2 .7 ) %
Air Products and Chemicals, Inc.
(9,951) (2,962,811)
Albemarle Corp.
(18,853) (1,785,568)
Arcadium Lithium plc (Argentina)
(645,370) (1,839,304)
Ashland, Inc.
(1,174) (102,103)
Celanese Corp., Class A
(29,678) (4,035,021)
CF Industries Holdings, Inc.
(17,972) (1,541,998)
Chemours Co. (The)
(101,887) (2,070,344)
Clariant AG (Registered)
(Switzerland) (2) (97,606) (1,479,326)
Croda International plc (United
Kingdom) (2) (6,789) (383,593)
Dow, Inc.
(24,766) (1,352,966)
Eastman Chemical Co.
(11,926) (1,335,116)
INVESTMENTS SHARES VALUE ($)
Chemicals - (2.7)% (continued)
EMS-Chemie Holding AG
(Registered) (Switzerland) (2) (1,168) (981,391)
Johnson Matthey plc (United
Kingdom) (2) (11,683) (238,253)
Linde plc
(2,963) (1,412,936)
LyondellBasell Industries NV, Class
A (16,844) (1,615,340)
Mitsui Chemicals, Inc. (Japan) (2)
(36,100) (964,306)
Mosaic Co. (The)
(8,576) (229,665)
Nippon Paint Holdings Co. Ltd.
(Japan) (2) (314,100) (2,392,163)
Nippon Sanso Holdings Corp.
(Japan) (2) (15,400) (565,225)
Nissan Chemical Corp. (Japan) (2)
(87,100) (3,126,744)
Nitto Denko Corp. (Japan) (2)
(54,500) (917,141)
Nutrien Ltd. (Canada)
(30,591) (1,470,006)
OCI NV (Netherlands) (2)
(13,033) (371,565)
PPG Industries, Inc.
(11,410) (1,511,369)
RPM International, Inc.
(8,997) (1,088,637)
Umicore SA (Belgium) (2)
(103,157) (1,338,785)
Wacker Chemie AG (Germany) (2)
(9,937) (982,850)
Westlake Corp.
(3,464) (520,604)
Yara International ASA (Brazil) (2)
(42,429) (1,340,473)
(39,955,603)
Construction Materials - ( 0 .3 ) %
Knife River Corp.
(4,281) (382,679)
Martin Marietta Materials, Inc.
(6,947) (3,739,223)
(4,121,902)
Containers & Packaging - ( 0 .6 ) %
Avery Dennison Corp.
(1,597) (352,554)
Ball Corp.
(5,641) (383,080)
Billerud Aktiebolag (Sweden) (2)
(27,750) (318,385)
Graphic Packaging Holding Co.
(44,799) (1,325,602)
Greif, Inc., Class A
(1,667) (104,454)
Huhtamaki OYJ (Finland)
(2,927) (113,646)
International Paper Co.
(51,997) (2,540,053)
SIG Group AG (Switzerland) (2)
(148,840) (3,318,374)
Silgan Holdings, Inc.
(9,681) (508,253)
(8,964,401)
Metals & Mining - ( 2 .4 ) %
Anglo American plc (South Africa)
(2) (63,205) (2,054,524)
Antofagasta plc (Chile) (2)
(52,411) (1,412,731)
Aperam SA (Luxembourg) (2)
(4,173) (130,814)
ArcelorMittal SA (Luxembourg) (2)
(88,983) (2,329,988)
ATI, Inc.
(2,076) (138,905)
Aurubis AG (Germany) (2)
(8,965) (657,762)
BHP Group Ltd. (Australia) (2)
(66,775) (2,073,107)
BlueScope Steel Ltd. (Australia) (2)
(24,533) (374,494)
Boliden AB (Sweden) (2)
(10,629) (360,737)
Cleveland-Cliffs, Inc.
(163,100) (2,082,787)
Commercial Metals Co.
(3,821) (210,002)
Endeavour Mining plc (Burkina
Faso) (2) (41,660) (985,895)

Consolidated Schedule of Investments
September 30, 2024 (Unaudited)
AQR MANAGED FUTURES STRATEGY FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | September 2024

(Continued)
INVESTMENTS SHARES VALUE ($)
Metals & Mining - (2.4)% (continued)
Fortescue Ltd. (Australia) (2)
(11,862) (167,308)
Franco-Nevada Corp. (Canada)
(7,672) (952,895)
Freeport-McMoRan, Inc.
(4,052) (202,276)
Glencore plc (Australia) (2)
(352,946) (2,021,199)
IGO Ltd. (Australia) (2)
(218,365) (876,964)
Lundin Mining Corp. (Chile)
(131,521) (1,377,983)
Lynas Rare Earths Ltd. (Australia)
(2) (95,731) (525,231)
Mineral Resources Ltd. (Australia)
(2) (38,345) (1,367,135)
MP Materials Corp.
(50,097) (884,212)
Newmont Corp.
(3,024) (161,633)
Nippon Steel Corp. (Japan) (2)
(83,500) (1,871,413)
Nucor Corp.
(13,562) (2,038,911)
Pan American Silver Corp. (Canada)
(10,947) (228,580)
Pilbara Minerals Ltd. (Australia) (2)
(1,018,874) (2,291,732)
Reliance, Inc.
(6,609) (1,911,389)
Rio Tinto plc (Australia) (2)
(32,082) (2,277,425)
SSAB AB, Class B (Sweden) (2)
(97,034) (496,831)
Steel Dynamics, Inc.
(8,293) (1,045,581)
Sumitomo Metal Mining Co. Ltd.
(Japan) (2) (39,700) (1,191,412)
Teck Resources Ltd., Class B
(Canada) (7,380) (385,466)
thyssenkrupp AG (Germany) (2)
(119,263) (462,070)
(35,549,392)
Paper & Forest Products - ( 0 .1 ) %
Holmen AB, Class B (Sweden) (2)
(22,801) (987,180)
Stora Enso OYJ, Class R (Finland)
(2) (63,119) (807,550)
Svenska Cellulosa AB SCA, Class B
(Sweden) (2) (40,642) (592,530)
(2,387,260)
Total Materials (90,978,558)
Real Estate - ( 1 .2 ) %
Hotel & Resort REITs - ( 0 .1 ) %
Host Hotels & Resorts, Inc., REIT (96,397) (1,696,587)
Industrial REITs - ( 0 .2 ) %
First Industrial Realty Trust, Inc.,
REIT (11,906) (666,498)
Prologis, Inc., REIT
(5,454) (688,731)
Rexford Industrial Realty, Inc., REIT
(25,437) (1,279,735)
STAG Industrial, Inc., REIT
(8,829) (345,126)
(2,980,090)
Office REITs - ( 0 .1 ) %
Highwoods Properties, Inc., REIT
(10,877) (364,489)
Kilroy Realty Corp., REIT
(6,186) (239,398)
(603,887)
INVESTMENTS SHARES VALUE ($)
Real Estate Management & Development - ( 0 .2 ) %
CapitaLand Investment Ltd.
(Singapore) (2) (347,500) (840,176)
CoStar Group, Inc.
(22,931) (1,729,914)
Howard Hughes Holdings, Inc.
(2,660) (205,964)
(2,776,054)
Residential REITs - ( 0 .1 ) %
Equity LifeStyle Properties, Inc.,
REIT (5,685) (405,568)
Essex Property Trust, Inc., REIT
(1,132) (334,415)
Mid-America Apartment
Communities, Inc., REIT (4,152) (659,753)
(1,399,736)
Retail REITs - ( 0 .0 ) % †
Agree Realty Corp., REIT
(5,001) (376,725)
NNN REIT, Inc., REIT
(2,136) (103,575)
(480,300)
Specialized REITs - ( 0 .5 ) %
Crown Castle, Inc., REIT
(8,199) (972,647)
CubeSmart, REIT
(3,084) (166,012)
Digital Realty Trust, Inc., REIT
(4,394) (711,081)
Equinix, Inc., REIT
(1,688) (1,498,320)
Extra Space Storage, Inc., REIT
(1,252) (225,598)
Gaming and Leisure Properties, Inc.,
REIT (20,097) (1,033,991)
National Storage Affiliates Trust,
REIT (5,279) (254,448)
Rayonier, Inc., REIT
(7,730) (248,751)
SBA Communications Corp., REIT
(1,869) (449,868)
VICI Properties, Inc., Class A, REIT
(40,952) (1,364,111)
Weyerhaeuser Co., REIT
(20,656) (699,412)
(7,624,239)
Total Real Estate (17,560,893)
Utilities - ( 3 .2 ) %
Electric Utilities - ( 1 .5 ) %
Acciona SA (Spain) (2)
(4,544) (644,688)
Alliant Energy Corp.
(41,228) (2,502,127)
BKW AG (Switzerland) (2)
(1,305) (236,647)
Chubu Electric Power Co., Inc.
(Japan) (2) (44,400) (521,796)
Constellation Energy Corp.
(5,617) (1,460,532)
EDP SA (Portugal) (2)
(64,035) (292,051)
Elia Group SA/NV (Belgium) (2)
(6,703) (766,086)
Entergy Corp.
(20,430) (2,688,792)
Exelon Corp.
(46,043) (1,867,044)
IDACORP, Inc.
(8,851) (912,450)
Kansai Electric Power Co., Inc.
(The) (Japan) (2) (107,400) (1,779,926)
NRG Energy, Inc.
(14,180) (1,291,798)
Pinnacle West Capital Corp.
(16,415) (1,454,205)
Redeia Corp. SA (Spain) (2)
(15,846) (308,063)
Southern Co. (The)
(37,575) (3,388,513)
SSE plc (United Kingdom) (2)
(35,943) (905,922)

AQR Funds | N-PORT Part F | September 2024
See notes to Schedule of Investments.
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
September 30, 2024 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
Electric Utilities - (1.5)% (continued)
TXNM Energy, Inc.
(19,495) (853,296)
(21,873,936)
Gas Utilities - ( 0 .5 ) %
APA Group (Australia) (2)
(208,768) (1,117,270)
Brookfield Infrastructure Corp.,
Class A (Canada) (3,562) (154,680)
Enagas SA (Spain) (2)
(34,076) (522,705)
ONE Gas, Inc.
(13,644) (1,015,387)
Snam SpA (Italy) (2)
(212,659) (1,083,231)
Southwest Gas Holdings, Inc.
(18,928) (1,396,129)
Spire, Inc.
(17,536) (1,179,998)
Tokyo Gas Co. Ltd. (Japan) (2)
(15,100) (351,726)
(6,821,126)
Independent Power and Renewable Electricity Producers - ( 0 .3 ) %
Brookfield Renewable Corp., Class
A (5,331) (174,067)
Clearway Energy, Inc., Class C
(11,247) (345,058)
Northland Power, Inc. (Canada)
(34,386) (593,164)
Ormat Technologies, Inc.
(17,935) (1,379,919)
Orsted A/S (Denmark) (2)(b)
(11,465) (759,355)
RWE AG (Germany) (2)
(41,704) (1,519,394)
(4,770,957)
Multi-Utilities - ( 0 .7 ) %
CenterPoint Energy, Inc.
(69,897) (2,056,370)
CMS Energy Corp.
(23,404) (1,653,024)
DTE Energy Co.
(5,200) (667,732)
Public Service Enterprise Group,
Inc. (30,266) (2,700,030)
Sempra
(38,972) (3,259,228)
(10,336,384)
Water Utilities - ( 0 .2 ) %
American Water Works Co., Inc.
(5,057) (739,536)
Pennon Group plc (United Kingdom)
(39,803) (315,031)
Severn Trent plc (United Kingdom)
(2) (45,235) (1,601,477)
United Utilities Group plc (United
Kingdom) (2) (58,386) (818,590)
(3,474,634)
Total Utilities (47,277,037)
TOTAL COMMON STOCKS
(Proceeds $(991,402,518)) (1,020,177,761)
INVESTMENTS SHARES VALUE ($)
PREFERRED STOCKS - (0.5)%
Consumer Discretionary - ( 0 .3 ) %
Automobiles - ( 0 .3 ) %
Dr Ing hc F Porsche AG
(Preference) (Germany) (2)(b) (27,827) (2,223,767)
Volkswagen AG (Preference)
(Germany) (2) (24,128) (2,562,696)
Total Consumer Discretionary (4,786,463)
Consumer Staples - ( 0 .1 ) %
Household Products - ( 0 .1 ) %
Henkel AG & Co. KGaA (Preference)
(Germany) (2) (18,981) (1,784,211)
Health Care - ( 0 .1 ) %
Life Sciences Tools & Services - ( 0 .1 ) %
Sartorius AG (Preference)
(Germany) (2) (5,306) (1,491,939)
TOTAL PREFERRED STOCKS
(Proceeds $(7,899,783)) (8,062,613)
TOTAL SHORT POSITIONS
(Proceeds $(999,302,301)) (1,028,240,374)
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 89.2%
(Cost $1,278,708,860) 1,323,666,290
OTHER ASSETS IN EXCESS OF
LIABILITIES - 10.8% ‡ 161,091,416
NET ASSETS - 100.0% 1,484,757,706
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ 649,798 0.0% †
Consumer Discretionary 27,244,937 1 .9
Consumer Staples (18,180,952) ( 1 .2 )
Energy (24,260,818) ( 1 .6 )
Financials (5,031,159) ( 0 .3 )
Health Care 5,582,371 0 .3
Industrials 4,515,661 0 .3
Information Technology (7,421,510) ( 0 .5 )
Materials (11,061,920) ( 0 .7 )
Real Estate 10,060,540 0 .7
Utilities 5,371,284 0 .3
Investment Companies 406,974,619 27 .4
U.S. Treasury Obligations 929,223,439 62 .6
Total Investments In Securities
At Value 1,323,666,290 89 .2
Other Assets in Excess of
Liabilities ‡ 161,091,416 10 .8
Net Assets
$ 1,484,757,706 100 .0%

Consolidated Schedule of Investments
September 30, 2024 (Unaudited)
AQR MANAGED FUTURES STRATEGY FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | September 2024

(Continued)
* Non-income producing security.
† Represents less than 0.05% of net assets.
‡ Includes appreciation/(depreciation) on forward foreign currency exchange, futures and swap contracts.
(a) All or a portion of this security is segregated in connection with obligations for securities sold short. Total value of all such securities at September
30, 2024 amounted to $995,285,647, which is inclusive of rehypothecated amounts disclosed below. In addition, $113,219,171 of cash collateral was also pledged.
(b) Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of
Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at September 30, 2024 amounted to $15,105,494, which represents
1.02% of net assets of the Fund.
(c) All or a portion of this security has been rehypothecated in connection with the Fund's Master Securities Loan Agreement with State Street Bank and Trust Company. Total value of all such securities at September 30, 2024 amounted to $218,260,459.
(d) Represents 7-day effective yield as of September 30, 2024.
(e) All or a portion of the security pledged as collateral for forward foreign currency exchange and swap contracts.
(f) For the period ended September 30, 2024, transactions with and earnings from issuers considered to be an affiliated issuer were as follows:
(g) The rate shown was the effective yield at the date of purchase.
(h) All or a portion of the security pledged as collateral for swap contracts.
Affiliate
Value
At
12/31/2023
Purchases
At
Cost
Proceeds
From
Sales
Net
Realized
Gain
(Loss)
Net
Change In
Unrealized
App/Dep
Value
At
9/30/2024
Shares
Held At
9/30/2024
Dividend
Income
Capital
Gain
Distributions
SHORT-TERM INVESTMENTS - 26.8%
INVESTMENT COMPANIES - 26.8%
Limited Purpose
Cash Investment
Fund,
4.90% (a)
(Cost $397,342,869) $174,786,719 $4,075,909,435 $(3,853,360,626) $69,935 $15,841 $397,421,304 397,540,566 $11,483,943 $–
(a) Represents 7-day effective yield as of September 30, 2024.
All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.
(2) Level 2 security.

AQR Funds | N-PORT Part F | September 2024
See notes to Schedule of Investments.
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
September 30, 2024 (Unaudited)
(Continued)
Credit default swap contracts outstanding - buy protection as of September 30, 2024:
Exchange-Cleared
REFERENCE
ENTITY
FINANCING
RATE PAID
PAYMENT
FREQUENCY
MATURITY
DATE
CREDIT
SPREAD
NOTIONAL
AMOUNT
UPFRONT
PREMIUM
PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
iTraxx Europe Main Index
Series 42.V1 1 .00 % Quarterly 12/20/2029 0 .59 % EUR 1,766,000 $ (39,309) $ (746) $ (40,055)
Markit CDX North America
Investment Grade Index
Series 43.V1 1 .00 Quarterly 12/20/2029 0 .53 USD 6,672,000 (150,596) (611) (151,207)
$ (189,905) $ (1,357) $ (191,262)
Credit default swap contracts outstanding - sell protection as of September 30, 2024 :
Exchange-Cleared
REFERENCE
ENTITY
FINANCING
RATE
RECEIVED
PAYMENT
FREQUENCY
MATURITY
DATE
CREDIT
SPREAD
NOTIONAL
AMOUNT
UPFRONT
PREMIUM
PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
iTraxx Europe Crossover
Index Series 42.V1 5 .00 % Quarterly 12/20/2029 3 .11 % EUR 9,394,000 $ 851,456 $ 29,725 $ 881,181
Markit CDX North America
High Yield Index Series
43.V1 5 .00 Quarterly 12/20/2029 0 .05 USD 7,633,000 558,737 (1,744) 556,993
1,410,193 27,981 1,438,174
Markit CDX North America
Emerging Markets Index
Series 42.V1 1 .00 % Quarterly 12/20/2029 1 .63 % USD 6,276,000 $ (187,466) $ 8,122 $ (179,344)
(187,466) 8,122 (179,344)
$ 1,222,727 $ 36,103 $ 1,258,830
Forward effective interest rate swap contracts outstanding as of September 30, 2024:
Exchange-Cleared
PAY/
RECEIVE
FLOATING
RATE
FLOATING RATE
INDEX (a) FIXED RATE
MATURITY
DATE
NOTIONAL
AMOUNT
UPFRONT
PREMIUM PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Pay 1D CORRA Semi 2.50% Semi 3/17/2027 CAD 1,500,000 $ (1,121) $ 1,522 $ 401
Pay 1D CORRA Semi 2.50% Semi 3/17/2027 CAD 1,400,000 (1,263) 1,637 374
Pay 1D CORRA Semi 3.00% Semi 12/20/2034 CAD 32,700,000 401,396 (17,298) 384,098
Pay 1D CORRA Semi 3.00% Semi 3/21/2035 CAD 100,000 1,082 105 1,187
Pay 1D CORRA Semi 3.00% Semi 3/21/2035 CAD 100,000 1,082 105 1,187
Pay 1D MIBOR Semi 6.00% Semi 3/19/2027 INR 40,000,000 1,276 (686) 590
Pay 1D MIBOR Semi 6.00% Semi 3/19/2027 INR 40,000,000 1,276 (686) 590
Pay 1D SARON Annual 0.50% Annual 12/16/2026 CHF 323,100,000 (46,673) 961,236 914,563
Pay 1D SARON Annual 0.50% Annual 3/17/2027 CHF 900,000 319 2,838 3,157
Pay 1D SARON Annual 0.50% Annual 3/17/2027 CHF 45,800,000 (67,217) 228,330 161,113
Pay 1D SOFR Annual 3.50% Annual 12/20/2034 USD 12,200,000 197,748 28,067 225,815
Pay 1D SOFR Annual 3.50% Annual 12/20/2034 USD 42,700,000 388,720 389,220 777,940
Pay 1D SORA Semi 2.50% Semi 12/19/2029 SGD 13,800,000 (6,289) 111,709 105,420
Pay 1D THOR Qtrly 2.00% Qtrly 12/18/2026 THB 1,264,000,000 55,074 (24,505) 30,569
Pay 1D THOR Qtrly 2.00% Qtrly 3/19/2027 THB 53,500,000 4,653 (1,988) 2,665
Pay 1D THOR Qtrly 2.00% Qtrly 3/19/2027 THB 53,500,000 4,653 (1,988) 2,665
Pay 1D TONAR Annual 1.00% Annual 12/20/2034 JPY 734,700,000 48,242 (4,835) 43,407
Pay 1D TONAR Annual 1.00% Annual 12/20/2034 JPY 734,700,000 51,006 (7,600) 43,406
Pay 1D TONAR Annual 1.50% Annual 12/21/2044 JPY 10,000,000 1,289 (753) 536
Pay 1D TONAR Annual 1.50% Annual 12/21/2044 JPY 2,848,400,000 (399,683) 545,363 145,680
Pay 3M BBR Qtrly 3.50% Semi 12/16/2026 NZD 300,000 (215) 598 383

Consolidated Schedule of Investments
September 30, 2024 (Unaudited)
AQR MANAGED FUTURES STRATEGY FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | September 2024

(Continued)
PAY/
RECEIVE
FLOATING
RATE
FLOATING RATE
INDEX (a) FIXED RATE
MATURITY
DATE
NOTIONAL
AMOUNT
UPFRONT
PREMIUM PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Pay 3M BBR Qtrly 3.50% Semi 12/16/2026 NZD 573,400,000 $ 8,171 $ 724,850 $ 733,021
Pay 3M BBR Qtrly 3.50% Semi 3/10/2027 NZD 1,500,000 4,357 345 4,702
Pay 3M BBR Qtrly 3.50% Semi 3/10/2027 NZD 63,800,000 (39,442) 239,410 199,968
Pay 3M BBR Qtrly 4.00% Semi 12/13/2034 NZD 100,000 310 352 662
Pay 3M BBR Qtrly 4.00% Semi 12/13/2034 NZD 9,000,000 (33,008) 92,640 59,632
Pay 3M BBR Qtrly 4.00% Semi 3/14/2035 NZD 100,000 858 (192) 666
Pay 3M BBR Qtrly 4.00% Semi 3/14/2035 NZD 16,000,000 11,926 94,632 106,558
Pay 3M CD_KSDA Qtrly 3.00% Qtrly 12/16/2026 KRW 46,313,300,000 40,587 127,311 167,898
Pay 3M CD_KSDA Qtrly 3.00% Qtrly 3/17/2027 KRW 4,650,000,000 18,588 3,554 22,142
Pay 3M CD_KSDA Qtrly 3.00% Qtrly 3/17/2027 KRW 4,650,000,000 18,588 3,554 22,142
Pay 3M CD_KSDA Qtrly 3.00% Qtrly 12/19/2029 KRW 20,823,100,000 59,778 134,248 194,026
Pay 3M CD_KSDA Qtrly 3.00% Qtrly 3/20/2030 KRW 3,200,000,000 31,975 503 32,478
Pay 3M CD_KSDA Qtrly 3.00% Qtrly 3/20/2030 KRW 3,200,000,000 31,975 503 32,478
Pay 3M HIBOR Qtrly 3.00% Qtrly 12/19/2029 HKD 51,300,000 65,109 (37,018) 28,091
Pay 3M JIBAR Qtrly 7.00% Qtrly 3/17/2027 ZAR 10,300,000 (975) 1,298 323
Pay 3M JIBAR Qtrly 7.50% Qtrly 12/19/2029 ZAR 91,000,000 5,529 4,054 9,583
Pay 3M STIBOR Qtrly 2.00% Annual 12/16/2026 SEK 4,354,500,000 784,106 (149,674) 634,432
Pay 3M STIBOR Qtrly 2.00% Annual 3/17/2027 SEK 1,500,000 671 (207) 464
Pay 3M STIBOR Qtrly 2.00% Annual 3/17/2027 SEK 1,500,000 671 (207) 464
Pay 6M BUBOR Semi 5.50% Annual 12/19/2029 HUF 1,283,900,000 2,971 22,209 25,180
Pay 6M EURIBOR Semi 2.50% Annual 12/20/2034 EUR 27,400,000 281,619 183,577 465,196
Pay 6M EURIBOR Semi 2.50% Annual 12/20/2034 EUR 41,600,000 291,581 417,717 709,298
Pay 6M EURIBOR Semi 2.50% Annual 3/21/2035 EUR 700,000 9,161 3,325 12,486
Pay 6M EURIBOR Semi 2.50% Annual 3/21/2035 EUR 30,100,000 13,042 523,843 536,885
Pay 6M NIBOR Semi 3.50% Annual 3/17/2027 NOK 4,500,000 1,109 (582) 527
Pay 6M NIBOR Semi 3.50% Annual 3/17/2027 NOK 4,500,000 1,109 (582) 527
Pay 6M NIBOR Semi 3.50% Annual 12/20/2034 NOK 96,500,000 94,996 (57,841) 37,155
Pay 6M WIBOR Semi 4.50% Annual 12/19/2029 PLN 13,500,000 61,393 (22,981) 38,412
Receive 1D CORRA Semi 2.50% Semi 12/19/2029 CAD 214,200,000 578,701 (238,081) 340,620
Receive 1D SOFR Annual 3.00% Annual 12/19/2029 USD 20,400,000 87,290 77,077 164,367
Receive 1D SOFR Annual 3.00% Annual 12/19/2029 USD 105,800,000 311,599 558,232 869,831
Receive 1D SONIA Annual 3.50% Annual 12/16/2026 GBP 19,600,000 27,970 90,187 118,157
Receive 1D SONIA Annual 3.50% Annual 12/19/2029 GBP 7,800,000 (41,814) 68,568 26,754
Receive 1D SONIA Annual 3.50% Annual 12/19/2029 GBP 158,800,000 (1,054,678) 1,604,556 549,878
Receive 1D SONIA Annual 3.50% Annual 12/16/2054 GBP 14,900,000 241,111 735,742 976,853
Receive 1D TONAR Annual 0.50% Annual 3/17/2027 JPY 15,630,000,000 80,250 (22,178) 58,072
Receive 1D TONAR Annual 0.50% Annual 3/17/2027 JPY 15,906,800,000 77,790 (18,689) 59,101
Receive 1M TIIE Monthly 8.50% Monthly 12/16/2026 MXN 47,500,000 9,072 (94) 8,978
Receive 3M TELBOR Qtrly 4.00% Annual 3/17/2027 ILS 4,500,000 5,528 (3,952) 1,576
Receive 3M TELBOR Qtrly 4.00% Annual 3/17/2027 ILS 4,400,000 5,388 (3,847) 1,541
Receive 3M TELBOR Qtrly 4.00% Annual 3/20/2030 ILS 1,800,000 7,769 (4,569) 3,200
Receive 3M TELBOR Qtrly 4.00% Annual 3/20/2030 ILS 1,800,000 7,818 (4,618) 3,200
Receive 3M TWCPBA Qtrly 1.50% Qtrly 12/18/2026 TWD 424,100,000 51,598 4,029 55,627
Receive 3M TWCPBA Qtrly 1.50% Qtrly 3/19/2027 TWD 160,500,000 19,240 1,058 20,298
Receive 3M TWCPBA Qtrly 1.50% Qtrly 3/19/2027 TWD 160,500,000 19,240 1,058 20,298
Receive 6M BBR Semi 3.50% Semi 12/13/2029 AUD 36,800,000 210,310 77,210 287,520
Receive 6M BBR Semi 3.50% Semi 3/07/2030 AUD 100,000 122 562 684
3,046,414 7,441,283 10,487,697
Pay 1D CORRA Semi 2.50% Semi 12/16/2026 CAD 100,000 (339) 180 (159)
Pay 1D CORRA Semi 2.50% Semi 12/16/2026 CAD 571,100,000 (1,935,041) 1,026,748 (908,293)
Pay 1D MIBOR Semi 6.00% Semi 12/18/2026 INR 493,800,000 2,482 (4,514) (2,032)
Pay 1D SARON Annual 0.50% Annual 12/20/2034 CHF 4,700,000 (118,408) 68,960 (49,448)
Pay 1D SARON Annual 0.50% Annual 3/21/2035 CHF 100,000 (2,208) 1,103 (1,105)
Pay 1D SARON Annual 0.50% Annual 3/21/2035 CHF 9,800,000 (312,041) 203,746 (108,295)
Pay 1D SOFR Annual 3.00% Annual 12/16/2026 USD 9,500,000 (28,101) (18,093) (46,194)
Pay 1D SOFR Annual 3.00% Annual 12/16/2026 USD 274,900,000 (718,082) (626,275) (1,344,357)
Pay 1D SOFR Annual 3.00% Annual 3/17/2027 USD 19,200,000 6,984 (50,879) (43,895)

AQR Funds | N-PORT Part F | September 2024
See notes to Schedule of Investments.
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
September 30, 2024 (Unaudited)
(Continued)
PAY/
RECEIVE
FLOATING
RATE
FLOATING RATE
INDEX (a) FIXED RATE
MATURITY
DATE
NOTIONAL
AMOUNT
UPFRONT
PREMIUM PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Pay 1D SOFR Annual 3.00% Annual 3/17/2027 USD 19,100,000 $ 7,126 $ (50,794) $ (43,668)
Pay 1D SOFR Annual 3.00% Annual 3/20/2030 USD 4,300,000 (6,221) (19,955) (26,176)
Pay 1D SOFR Annual 3.00% Annual 3/20/2030 USD 4,300,000 (28,481) 2,305 (26,176)
Pay 1D SONIA Annual 3.50% Annual 12/16/2026 GBP 468,900,000 (802,424) (2,024,829) (2,827,253)
Pay 1D SONIA Annual 3.50% Annual 3/17/2027 GBP 900,000 2,635 (4,848) (2,213)
Pay 1D SONIA Annual 3.50% Annual 3/17/2027 GBP 800,000 2,140 (4,106) (1,966)
Pay 1D SONIA Annual 3.50% Annual 12/20/2034 GBP 23,900,000 15,129 (284,422) (269,293)
Pay 1D SONIA Annual 3.50% Annual 12/20/2034 GBP 23,800,000 (8,281) (259,772) (268,053)
Pay 1D SONIA Annual 3.50% Annual 3/21/2035 GBP 300,000 558 (3,232) (2,674)
Pay 1D SONIA Annual 3.50% Annual 3/21/2035 GBP 200,000 (905) (879) (1,784)
Pay 1D SORA Semi 2.00% Semi 12/16/2026 SGD 29,400,000 (68,953) (34,390) (103,343)
Pay 1D TONAR Annual 0.50% Annual 12/19/2029 JPY 431,200,000 (20,568) 2,252 (18,316)
Pay 1D TONAR Annual 0.50% Annual 12/19/2029 JPY 3,155,700,000 (156,205) 22,163 (134,042)
Pay 1D TONAR Annual 0.50% Annual 3/21/2030 JPY 235,000,000 (9,000) (3,076) (12,076)
Pay 1D TONAR Annual 0.50% Annual 3/21/2030 JPY 13,183,200,000 (835,631) 158,174 (677,457)
Pay 1W CNREPOFIX_
CFXS Qtrly 1.50% Qtrly 12/18/2026 CNY 390,300,000 (90,472) (22,301) (112,773)
Pay 3M BBR Qtrly 3.50% Qtrly 12/10/2026 AUD 1,100,000 199 (252) (53)
Pay 3M BBR Qtrly 3.50% Qtrly 12/10/2026 AUD 95,800,000 (189,815) 185,162 (4,653)
Pay 3M BBR Qtrly 3.50% Semi 12/12/2029 NZD 5,500,000 (1,012) 305 (707)
Pay 3M HIBOR Qtrly 3.00% Qtrly 12/16/2026 HKD 75,600,000 28,541 (30,971) (2,430)
Pay 3M JIBAR Qtrly 7.00% Qtrly 12/17/2026 ZAR 271,900,000 (7,892) (4,268) (12,160)
Pay 3M STIBOR Qtrly 2.00% Annual 12/20/2034 SEK 44,600,000 (74,491) (11,642) (86,133)
Pay 3M STIBOR Qtrly 2.00% Annual 12/20/2034 SEK 44,600,000 (70,127) (15,286) (85,413)
Pay 6M BBR Semi 4.00% Semi 12/07/2034 AUD 100,000 (134) (227) (361)
Pay 6M BBR Semi 4.00% Semi 12/07/2034 AUD 56,600,000 29,784 (234,695) (204,911)
Pay 6M BBR Semi 4.00% Semi 3/08/2035 AUD 200,000 467 (1,170) (703)
Pay 6M BBR Semi 4.00% Semi 3/08/2035 AUD 200,000 383 (1,085) (702)
Pay 6M BUBOR Semi 5.00% Annual 12/16/2026 HUF 2,767,000,000 (51,354) 18,883 (32,471)
Pay 6M BUBOR Semi 5.00% Annual 3/17/2027 HUF 351,200,000 (3,394) 2,566 (828)
Pay 6M EURIBOR Semi 2.00% Annual 12/16/2026 EUR 617,800,000 (2,341,705) 48,867 (2,292,838)
Pay 6M EURIBOR Semi 2.00% Annual 3/17/2027 EUR 1,200,000 (1,234) 875 (359)
Pay 6M EURIBOR Semi 2.00% Annual 3/17/2027 EUR 144,500,000 (148,984) 105,808 (43,176)
Pay 6M NIBOR Semi 3.50% Annual 12/16/2026 NOK 1,000,000 (60) (166) (226)
Pay 6M NIBOR Semi 3.50% Annual 12/16/2026 NOK 1,591,300,000 (267,266) (91,422) (358,688)
Pay 6M PRIBOR Semi 3.00% Annual 12/16/2026 CZK 249,700,000 (26,233) 15,827 (10,406)
Pay 6M PRIBOR Semi 3.00% Annual 12/19/2029 CZK 132,600,000 (21,646) 3,917 (17,729)
Pay 6M WIBOR Semi 4.50% Annual 12/16/2026 PLN 20,000,000 (14,563) 2,402 (12,161)
Receive 1D SARON Annual 0.50% Annual 12/19/2029 CHF 700,000 1,736 (2,967) (1,231)
Receive 1D SARON Annual 0.50% Annual 12/19/2029 CHF 800,000 2,265 (3,709) (1,444)
Receive 1D SARON Annual 0.50% Annual 3/20/2030 CHF 37,700,000 348,605 (433,693) (85,088)
Receive 1D SOFR Annual 3.50% Annual 3/21/2035 USD 500,000 (15,115) 5,363 (9,752)
Receive 1D SOFR Annual 3.50% Annual 3/21/2035 USD 500,000 (15,115) 5,363 (9,752)
Receive 1D SOFR Annual 3.50% Annual 12/16/2054 USD 100,000 (3,807) (227) (4,034)
Receive 1D SOFR Annual 3.50% Annual 12/16/2054 USD 12,000,000 (344,211) (137,958) (482,169)
Receive 1D SOFR Annual 3.50% Annual 3/17/2055 USD 600,000 (40,630) 14,978 (25,652)
Receive 1D SOFR Annual 3.50% Annual 3/17/2055 USD 600,000 (39,691) 14,038 (25,653)
Receive 1D TONAR Annual 0.50% Annual 12/16/2026 JPY 4,710,000,000 76 (5,983) (5,907)
Receive 1D TONAR Annual 0.50% Annual 12/16/2026 JPY 37,218,300,000 (8,045) (38,934) (46,979)
Receive 1D TONAR Annual 1.00% Annual 3/22/2035 JPY 20,000,000 (218) (537) (755)
Receive 1D TONAR Annual 1.00% Annual 3/22/2035 JPY 2,853,600,000 (41,415) (66,254) (107,669)
Receive 1M TIIE Monthly 8.50% Monthly 12/13/2029 MXN 11,600,000 3,798 (4,987) (1,189)
Receive 3M BBR Qtrly 3.50% Qtrly 3/11/2027 AUD 500,000 (980) 304 (676)
Receive 3M BBR Qtrly 3.50% Qtrly 3/11/2027 AUD 500,000 (966) 290 (676)
Receive 3M BBR Qtrly 3.50% Semi 3/13/2030 NZD 55,100,000 275,495 (310,134) (34,639)
Receive 3M JIBAR Qtrly 7.50% Qtrly 12/19/2029 ZAR 6,100,000 (344) (298) (642)
Receive 3M STIBOR Qtrly 2.00% Annual 12/19/2029 SEK 12,000,000 (2,049) 1,199 (850)

Consolidated Schedule of Investments
September 30, 2024 (Unaudited)
AQR MANAGED FUTURES STRATEGY FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | September 2024

(Continued)
PAY/
RECEIVE
FLOATING
RATE
FLOATING RATE
INDEX (a) FIXED RATE
MATURITY
DATE
NOTIONAL
AMOUNT
UPFRONT
PREMIUM PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Receive 3M STIBOR Qtrly 2.00% Annual 12/19/2029 SEK 465,000,000 $ (96,954) $ 49,614 $ (47,340)
Receive 6M BBR Semi 4.50% Semi 12/08/2044 AUD 100,000 (2,686) 571 (2,115)
Receive 6M BBR Semi 4.50% Semi 12/08/2044 AUD 5,300,000 74,531 (186,649) (112,118)
Receive 6M EURIBOR Semi 2.50% Annual 12/19/2029 EUR 28,200,000 (214,518) (280,725) (495,243)
Receive 6M EURIBOR Semi 2.50% Annual 12/19/2029 EUR 151,400,000 (253,837) (2,438,375) (2,692,212)
Receive 6M EURIBOR Semi 2.50% Annual 3/20/2030 EUR 118,500,000 (738,415) (1,573,052) (2,311,467)
Receive 6M EURIBOR Semi 2.50% Annual 12/16/2054 EUR 100,000 (4,896) (868) (5,764)
Receive 6M EURIBOR Semi 2.50% Annual 12/16/2054 EUR 16,200,000 (340,715) (600,750) (941,465)
Receive 6M NIBOR Semi 3.50% Annual 12/19/2029 NOK 317,000,000 (408,402) 354,979 (53,423)
(10,131,346) (7,572,707) (17,704,053)
$ (7,084,932) $ (131,424) $ (7,216,356)
Abbreviations:
1D: 1 Day
1W: 1 Week
1M: 1 Month
3M: 3 Month
6M: 6 Month
Qtrly: Quarterly
Semi: Semi-Annually
Annual: Annually
(a) Floating rate indices at September 30, 2024 were as follows:
1 Day Canadian Overnight Repo Rate Average (“CORRA”): 4.30%
1 Day Mumbai Interbank Overnight Rate (“MIBOR”): 6.76%
1 Day Secured Overnight Financing Rate (“SOFR”): 4.96%
1 Day Singapore Overnight Rate Average (“SORA”): 3.88%
1 Day Sterling Overnight Index Average (“SONIA”): 4.95%
1 Day Swiss Average Rate Overnight (“SARON”): 0.96%
1 Day Thailand Overnight Repo Rate (“THOR”): 2.48%
1 Day Tokyo Overnight Average Rate (“TONAR”): 0.22%
1 Month Mexico Equilibrium Interbank Interest Rate (“TIIE”): 10.74%
1 Week China Fixing Repo Rate (“CNREPOFIX_CFXS”): 2.40%
3 Month Australian Bank-Bill Reference Rate (“BBR”): 4.43%
3 Month Hong Kong Interbank Offered Rate (“HIBOR”): 4.18%
3 Month Johannesburg Interbank Agreed Rate (“JIBAR”): 8.05%
3 Month Korean Certificate of Deposit (“CD_KSDA”): 3.53%
3 Month Stockholm Interbank Offered Rate (“STIBOR”): 3.08%
3 Month Taiwan Secondary Markets Bills Rate (“TWCPBA”): 1.66%
3 Month Tel Aviv Interbank Offer Rate (“TELBOR”): 4.51%
6 Month Australian Bank-Bill Reference Rate (“BBR”): 4.62%
6 Month Budapest Interbank Offered Rate (“BUBOR”): 6.21%
6 Month Euro Interbank Offered Rate (“EURIBOR”): 3.11%
6 Month Norwegian Interbank Offered Rate (“NIBOR”): 4.72%
6 Month Prague Interbank Offered Rate (“PRIBOR”): 3.94%
6 Month Warsaw Interbank Offered Rate (“WIBOR”): 5.75%

AQR Funds | N-PORT Part F | September 2024
See notes to Schedule of Investments.
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
September 30, 2024 (Unaudited)
(Continued)
Total return swap contracts outstanding as of September 30, 2024 :
Over-the-Counter
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Amsterdam
Exchange Index
October Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity
At termination MSCS 10/18/2024 EUR 8,755,200 $ 118,861
HSCEI October
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity
At termination GSIN 10/30/2024 HKD 165,832,250 1,795,364
KOSPI 200
Index December
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity
At termination MSCS 12/12/2024 KRW 36,181,600,000 531,313
Swiss Market
Index December
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity
Monthly MLIN 12/20/2024 CHF 32,712,080 417,586
TAIEX Index
October Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity
At termination MLIN 10/16/2024 TWD 339,355,200 267,363
Total unrealized appreciation 3,130,487
iBovespa Index
October Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity
At termination GSIN 10/16/2024 BRL 88,431,527 (520,943)
Total unrealized depreciation (520,943)
Net unrealized appreciation $ 2,609,544
Futures contracts outstanding as of September 30, 2024:
Exchange-Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
Brent Crude Oil 137 10/2024 USD $ 9,822,900 $ (51,498)
CAC 40 10 Euro Index 187 10/2024 EUR 15,923,127 322,801
CBOE Volatility Index 1 10/2024 USD 18,843 941
Hang Seng Index 152 10/2024 HKD 20,802,151 2,008,432
IBEX 35 Index 106 10/2024 EUR 14,031,127 155,582
IFSC NIFTY 50 Index 240 10/2024 USD 12,483,120 (53,956)
LME Aluminum Base Metal 1 10/2024 USD 65,427 3,299
LME Aluminum Base Metal 3 10/2024 USD 196,239 9,692
LME Aluminum Base Metal 13 10/2024 USD 845,000 93,523
LME Aluminum Base Metal 16 10/2024 USD 1,040,048 126,278
LME Aluminum Base Metal 33 10/2024 USD 2,150,569 175,570
LME Aluminum Base Metal 42 10/2024 USD 2,730,651 346,063
LME Aluminum Base Metal 42 10/2024 USD 2,730,777 387,314
LME Aluminum Base Metal 44 10/2024 USD 2,860,946 369,314
LME Aluminum Base Metal 46 10/2024 USD 3,012,092 162,254
LME Aluminum Base Metal 54 10/2024 USD 3,531,033 118,747
LME Aluminum Base Metal 84 10/2024 USD 5,480,391 143,232
LME Aluminum Base Metal 104 10/2024 USD 6,794,450 540,619
LME Aluminum Base Metal 155 10/2024 USD 10,131,691 308,785
LME Copper Base Metal 1 10/2024 USD 243,278 17,432
LME Copper Base Metal 3 10/2024 USD 730,501 58,531

Consolidated Schedule of Investments
September 30, 2024 (Unaudited)
AQR MANAGED FUTURES STRATEGY FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | September 2024

(Continued)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
LME Copper Base Metal 6 10/2024 USD $ 1,458,843 $ 69,527
LME Copper Base Metal 9 10/2024 USD 2,189,086 131,849
LME Copper Base Metal 10 10/2024 USD 2,426,563 (38,212)
LME Copper Base Metal 11 10/2024 USD 2,678,951 159,867
LME Copper Base Metal 12 10/2024 USD 2,921,520 207,988
LME Copper Base Metal 13 10/2024 USD 3,155,087 (34,580)
LME Copper Base Metal 13 10/2024 USD 3,158,090 16,362
LME Copper Base Metal 15 10/2024 USD 3,644,370 86,612
LME Copper Base Metal 20 10/2024 USD 4,852,275 (110,644)
LME Copper Base Metal 59 10/2024 USD 14,298,370 (179,921)
LME Copper Base Metal 103 10/2024 USD 25,015,584 (331,552)
LME Copper Base Metal 106 10/2024 USD 25,712,526 (667,257)
LME Lead Base Metal 4 10/2024 USD 206,624 2,313
LME Lead Base Metal 5 10/2024 USD 257,196 (16,473)
LME Lead Base Metal 5 10/2024 USD 258,223 834
LME Lead Base Metal 6 10/2024 USD 307,692 (26,074)
LME Lead Base Metal 7 10/2024 USD 359,112 (28,531)
LME Lead Base Metal 8 10/2024 USD 411,356 (31,595)
LME Lead Base Metal 9 10/2024 USD 464,697 (1,752)
LME Lead Base Metal 12 10/2024 USD 619,458 (11,024)
LME Lead Base Metal 12 10/2024 USD 618,447 (38,435)
LME Lead Base Metal 13 10/2024 USD 670,365 (43,288)
LME Lead Base Metal 24 10/2024 USD 1,237,818 (59,745)
LME Nickel Base Metal 1 10/2024 USD 103,866 3,153
LME Nickel Base Metal 9 10/2024 USD 935,828 62,836
LME Nickel Base Metal 31 10/2024 USD 3,212,276 (19,567)
LME Nickel Base Metal 46 10/2024 USD 4,779,622 197,869
LME Nickel Base Metal 55 10/2024 USD 5,706,377 7,112
LME Nickel Base Metal 59 10/2024 USD 6,120,104 (37,902)
LME Nickel Base Metal 76 10/2024 USD 7,898,134 432,597
LME Zinc Base Metal 1 10/2024 USD 76,700 10,072
LME Zinc Base Metal 1 10/2024 USD 76,676 4,825
LME Zinc Base Metal 7 10/2024 USD 536,704 53,683
LME Zinc Base Metal 8 10/2024 USD 613,954 84,930
LME Zinc Base Metal 21 10/2024 USD 1,604,810 42,529
LME Zinc Base Metal 22 10/2024 USD 1,684,892 75,334
LME Zinc Base Metal 40 10/2024 USD 3,070,130 403,360
LME Zinc Base Metal 43 10/2024 USD 3,299,627 428,173
LME Zinc Base Metal 49 10/2024 USD 3,757,847 466,642
LME Zinc Base Metal 56 10/2024 USD 4,286,660 167,990
LME Zinc Base Metal 66 10/2024 USD 5,053,406 199,221
LME Zinc Base Metal 94 10/2024 USD 7,193,656 182,205
MSCI Singapore Index 424 10/2024 SGD 11,328,660 (31,078)
Natural Gas 30 10/2024 GBP 1,171,489 69,306
Natural Gas 40 10/2024 EUR 1,251,701 58,826
OMXS30 Index 630 10/2024 SEK 16,288,371 461,228
Rapeseed 3 10/2024 EUR 78,477 959
SGX FTSE China A50 Index 966 10/2024 USD 13,427,400 1,496,195
SGX FTSE Taiwan Index 19 10/2024 USD 1,418,160 (30,898)
WTI Crude Oil 88 10/2024 USD 5,998,960 173,769
CBOE Volatility Index 6 11/2024 USD 108,585 (4,472)
EURO STOXX 50 Volatility Index 42 11/2024 EUR 85,557 3,877
Fcoj-a 9 11/2024 USD 622,418 (35,372)
Feeder Cattle 10 11/2024 USD 1,224,500 13,212
Italian Base Electricity 9 11/2024 EUR 854,477 42,535
LME Aluminum Base Metal 1 11/2024 USD 65,028 2,987
LME Aluminum Base Metal 2 11/2024 USD 130,081 16,450

AQR Funds | N-PORT Part F | September 2024
See notes to Schedule of Investments.
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
September 30, 2024 (Unaudited)
(Continued)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
LME Aluminum Base Metal 5 11/2024 USD $ 325,201 $ 41,836
LME Aluminum Base Metal 7 11/2024 USD 455,282 51,448
LME Aluminum Base Metal 8 11/2024 USD 520,322 24,869
LME Aluminum Base Metal 10 11/2024 USD 650,248 77,882
LME Aluminum Base Metal 11 11/2024 USD 715,462 54,604
LME Aluminum Base Metal 20 11/2024 USD 1,300,805 125,745
LME Aluminum Base Metal 27 11/2024 USD 1,756,087 187,677
LME Aluminum Base Metal 29 11/2024 USD 1,886,320 182,708
LME Aluminum Base Metal 41 11/2024 USD 2,666,650 308,559
LME Aluminum Base Metal 42 11/2024 USD 2,731,691 366,747
LME Aluminum Base Metal 47 11/2024 USD 3,059,242 141,357
LME Copper Base Metal 2 11/2024 USD 489,213 23,327
LME Copper Base Metal 2 11/2024 USD 488,638 26,432
LME Copper Base Metal 3 11/2024 USD 731,420 70,737
LME Copper Base Metal 4 11/2024 USD 977,075 54,126
LME Copper Base Metal 4 11/2024 USD 977,225 51,472
LME Copper Base Metal 6 11/2024 USD 1,464,189 120,922
LME Copper Base Metal 9 11/2024 USD 2,196,734 149,541
LME Copper Base Metal 9 11/2024 USD 2,194,596 207,897
LME Copper Base Metal 11 11/2024 USD 2,689,805 111,101
LME Copper Base Metal 14 11/2024 USD 3,416,966 262,547
LME Copper Base Metal 16 11/2024 USD 3,899,704 316,902
LME Copper Base Metal 20 11/2024 USD 4,875,380 455,077
LME Copper Base Metal 28 11/2024 USD 6,820,282 447,583
LME Lead Base Metal 1 11/2024 USD 51,873 1,522
LME Lead Base Metal 2 11/2024 USD 103,633 5,649
LME Lead Base Metal 3 11/2024 USD 155,414 8,224
LME Lead Base Metal 5 11/2024 USD 258,966 14,415
LME Lead Base Metal 6 11/2024 USD 311,172 1,250
LME Lead Base Metal 6 11/2024 USD 311,378 5,055
LME Lead Base Metal 13 11/2024 USD 676,130 (11,322)
LME Lead Base Metal 14 11/2024 USD 728,270 8,385
LME Nickel Base Metal 1 11/2024 USD 104,487 5,394
LME Nickel Base Metal 5 11/2024 USD 523,193 11,509
LME Nickel Base Metal 6 11/2024 USD 626,351 38,655
LME Nickel Base Metal 8 11/2024 USD 834,977 53,540
LME Nickel Base Metal 10 11/2024 USD 1,044,929 32,750
LME Nickel Base Metal 10 11/2024 USD 1,044,115 60,513
LME Nickel Base Metal 11 11/2024 USD 1,147,012 68,884
LME Nickel Base Metal 23 11/2024 USD 2,400,108 157,961
LME Nickel Base Metal 49 11/2024 USD 5,121,171 143,643
LME Nickel Base Metal 70 11/2024 USD 7,327,614 205,764
LME Zinc Base Metal 6 11/2024 USD 461,028 70,865
LME Zinc Base Metal 6 11/2024 USD 461,699 47,454
LME Zinc Base Metal 7 11/2024 USD 538,958 55,870
LME Zinc Base Metal 14 11/2024 USD 1,077,503 133,469
LME Zinc Base Metal 20 11/2024 USD 1,537,325 192,478
LME Zinc Base Metal 23 11/2024 USD 1,772,731 152,342
LME Zinc Base Metal 25 11/2024 USD 1,919,188 239,663
LME Zinc Base Metal 25 11/2024 USD 1,926,475 175,041
LME Zinc Base Metal 27 11/2024 USD 2,074,248 280,692
LME Zinc Base Metal 29 11/2024 USD 2,228,715 361,645
LME Zinc Base Metal 47 11/2024 USD 3,620,363 180,865
LME Zinc Base Metal 64 11/2024 USD 4,930,416 383,545
LME Zinc Base Metal 105 11/2024 USD 8,089,279 492,976
Phelix De Base Electricity 1 11/2024 EUR 71,820 621
Robusta Coffee 43 11/2024 USD 2,364,140 495,052

Consolidated Schedule of Investments
September 30, 2024 (Unaudited)
AQR MANAGED FUTURES STRATEGY FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | September 2024

(Continued)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
White Sugar 19 11/2024 USD $ 548,625 $ 55,927
100 oz Gold 183 12/2024 USD 48,667,020 3,505,169
Australia 10 Year Bond 134 12/2024 AUD 10,774,750 (101,763)
Canada 10 Year Bond 37 12/2024 CAD 3,418,078 20,270
CBOE Volatility Index 5 12/2024 USD 89,967 (3,065)
Cocoa 60 12/2024 USD 4,633,200 484,039
Cocoa 334 12/2024 GBP 23,403,230 (823,481)
Coffee 'C' 145 12/2024 USD 14,694,844 1,534,378
Copper 308 12/2024 USD 35,058,100 2,355,938
Corn 279 12/2024 USD 5,925,263 204,140
Crude Palm Oil 162 12/2024 MYR 3,923,790 152,583
DAX Index 39 12/2024 EUR 21,167,020 640,393
DJIA CBOT E-Mini Index 125 12/2024 USD 26,651,875 619,836
ECX Emission 6 12/2024 EUR 437,869 10,295
Euro STOXX 50 Index 147 12/2024 EUR 8,230,742 244,509
EURO STOXX 50 Volatility Index 39 12/2024 EUR 74,887 251
Euro-Bobl 80 12/2024 EUR 10,688,912 52,063
Euro-BTP 264 12/2024 EUR 35,725,970 744,735
Euro-Bund 176 12/2024 EUR 26,428,853 214,582
Euro-Buxl 81 12/2024 EUR 12,291,313 43,159
Euro-OAT 214 12/2024 EUR 30,236,516 (40,171)
Euro-Schatz 3 12/2024 EUR 357,789 1,500
FTSE 100 Index 265 12/2024 GBP 29,365,472 (260,026)
FTSE/JSE Top 40 Index 121 12/2024 ZAR 5,575,840 273,862
FTSE/MIB Index 163 12/2024 EUR 30,893,469 354,927
Lean Hogs 98 12/2024 USD 2,872,380 28,860
Live Cattle 153 12/2024 USD 11,309,760 93,990
LME Aluminum Base Metal 6 12/2024 USD 391,970 11,739
LME Aluminum Base Metal 9 12/2024 USD 586,195 47,968
LME Aluminum Base Metal 9 12/2024 USD 587,954 26,327
LME Aluminum Base Metal 13 12/2024 USD 847,782 85,618
LME Aluminum Base Metal 16 12/2024 USD 1,044,452 70,004
LME Aluminum Base Metal 21 12/2024 USD 1,370,507 103,094
LME Aluminum Base Metal 22 12/2024 USD 1,433,058 124,442
LME Aluminum Base Metal 23 12/2024 USD 1,500,290 148,109
LME Aluminum Base Metal 29 12/2024 USD 1,893,338 (2,014)
LME Aluminum Base Metal 30 12/2024 USD 1,954,733 174,143
LME Aluminum Base Metal 32 12/2024 USD 2,087,880 190,184
LME Aluminum Base Metal 46 12/2024 USD 3,001,339 74,037
LME Aluminum Base Metal 47 12/2024 USD 3,067,749 (33,400)
LME Aluminum Base Metal 156 12/2024 USD 10,191,207 148,841
LME Copper Base Metal 1 12/2024 USD 245,340 14,215
LME Copper Base Metal 2 12/2024 USD 491,450 (5,706)
LME Copper Base Metal 3 12/2024 USD 734,965 53,207
LME Copper Base Metal 3 12/2024 USD 734,644 62,836
LME Copper Base Metal 3 12/2024 USD 734,804 59,196
LME Copper Base Metal 9 12/2024 USD 2,207,606 129,244
LME Copper Base Metal 54 12/2024 USD 13,257,473 809,357
LME Lead Base Metal 1 12/2024 USD 52,358 (922)
LME Lead Base Metal 1 12/2024 USD 52,202 1,525
LME Lead Base Metal 2 12/2024 USD 104,373 4,817
LME Lead Base Metal 2 12/2024 USD 104,800 (993)
LME Lead Base Metal 17 12/2024 USD 889,058 3,688
LME Nickel Base Metal 1 12/2024 USD 104,888 8,825
LME Nickel Base Metal 3 12/2024 USD 314,898 19,509
LME Nickel Base Metal 7 12/2024 USD 733,734 65,510
LME Nickel Base Metal 8 12/2024 USD 839,777 50,393

AQR Funds | N-PORT Part F | September 2024
See notes to Schedule of Investments.
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
September 30, 2024 (Unaudited)
(Continued)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
LME Nickel Base Metal 15 12/2024 USD $ 1,571,569 $ 130,055
LME Nickel Base Metal 19 12/2024 USD 1,990,881 170,587
LME Nickel Base Metal 21 12/2024 USD 2,200,039 149,240
LME Nickel Base Metal 52 12/2024 USD 5,457,925 444,085
LME Zinc Base Metal 2 12/2024 USD 154,460 11,331
LME Zinc Base Metal 2 12/2024 USD 154,189 16,593
LME Zinc Base Metal 3 12/2024 USD 231,226 25,611
LME Zinc Base Metal 5 12/2024 USD 385,348 35,807
LME Zinc Base Metal 5 12/2024 USD 386,499 20,167
LME Zinc Base Metal 7 12/2024 USD 540,663 (148)
LME Zinc Base Metal 7 12/2024 USD 540,696 30,343
LME Zinc Base Metal 7 12/2024 USD 540,547 17,401
LME Zinc Base Metal 11 12/2024 USD 850,105 44,765
LME Zinc Base Metal 109 12/2024 USD 8,427,580 528,737
Long Gilt 56 12/2024 GBP 7,382,103 (25,857)
MSCI EAFE Index 133 12/2024 USD 16,543,870 304,424
MSCI Emerging Markets Index 469 12/2024 USD 27,499,815 1,695,539
NASDAQ 100 E-Mini Index 40 12/2024 USD 16,209,000 349,995
Nikkei 225 Index 12 12/2024 JPY 3,168,551 (285)
Russell 2000 E-Mini Index 165 12/2024 USD 18,555,900 735,794
S&P 500 E-Mini Index 92 12/2024 USD 26,745,550 585,264
S&P Midcap 400 E-Mini Index 59 12/2024 USD 18,576,740 565,259
S&P/TSX 60 Index 271 12/2024 CAD 57,884,935 668,128
Silver 14 12/2024 USD 2,202,060 (35,544)
SPI 200 Index 224 12/2024 AUD 32,157,177 382,700
TOPIX Index 7 12/2024 JPY 1,289,442 5,613
U.S. Treasury 10 Year Note 148 12/2024 USD 16,925,188 (120,769)
U.S. Treasury 2 Year Note 124 12/2024 USD 25,824,937 (25,771)
U.S. Treasury 5 Year Note 277 12/2024 USD 30,454,851 (77,849)
U.S. Treasury Long Bond 196 12/2024 USD 24,371,375 (212,936)
U.S. Treasury Ultra Bond 92 12/2024 USD 12,261,875 (134,430)
UK Allowances Carbon Dioxide Emissions 40 12/2024 GBP 1,949,273 (496,125)
Wheat 74 12/2024 USD 2,160,800 67,705
CBOE Volatility Index 4 1/2025 USD 74,203 (3,785)
Platinum 160 1/2025 USD 7,928,800 12,246
Rapeseed 12 1/2025 EUR 320,420 1,980
Robusta Coffee 11 1/2025 USD 574,750 4,487
CBOE Volatility Index 1 2/2025 USD 18,851 (747)
Sugar No. 11 385 2/2025 USD 9,689,064 (228,568)
3 Month Euro Euribor 104 3/2025 EUR 28,277,683 75,442
90-Day Australian Bank Bill 168 3/2025 AUD 115,043,329 (2,171)
90-Day New Zealand Bill 119 3/2025 NZD 74,895,248 67,087
3 Month CORRA 956 6/2025 CAD 171,750,600 526,779
3 Month Euro Euribor 345 6/2025 EUR 94,103,405 460,409
3 Month SARON 198 6/2025 CHF 58,217,404 64,829
3 Month SOFR 167 6/2025 USD 40,280,400 166,810
3 Month SONIA 188 6/2025 GBP 60,304,333 38,295
90-Day Australian Bank Bill 260 6/2025 AUD 178,169,440 47,059
90-Day New Zealand Bill 106 6/2025 NZD 66,785,196 59,830
3 Month CORRA 597 9/2025 CAD 107,502,597 409,236
3 Month Euro Euribor 473 9/2025 EUR 129,188,250 360,615
3 Month SARON 106 9/2025 CHF 31,198,204 116,105
3 Month SOFR 234 9/2025 USD 56,622,150 260,566
3 Month SONIA 152 9/2025 GBP 48,921,808 137,323
90-Day Australian Bank Bill 410 9/2025 AUD 281,076,288 141,355
90-Day New Zealand Bill 91 9/2025 NZD 57,373,745 14,054
3 Month CORRA 305 12/2025 CAD 54,969,685 166,683

Consolidated Schedule of Investments
September 30, 2024 (Unaudited)
AQR MANAGED FUTURES STRATEGY FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | September 2024

(Continued)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
3 Month Euro Euribor 260 12/2025 EUR $ 71,037,894 $ 360,539
3 Month SARON 114 12/2025 CHF 33,566,255 63,099
3 Month SOFR 256 12/2025 USD 62,041,600 (6,834)
3 Month SONIA 255 12/2025 GBP 82,221,924 201,620
90-Day Australian Bank Bill 210 12/2025 AUD 144,001,111 10,749
3 Month CORRA 257 3/2026 CAD 46,337,720 34,404
3 Month Euro Euribor 284 3/2026 EUR 77,579,431 377,000
3 Month SARON 70 3/2026 CHF 20,613,960 35,922
3 Month SOFR 110 3/2026 USD 26,676,375 23,956
3 Month SONIA 148 3/2026 GBP 47,763,007 181,670
3 Month Euro Euribor 303 6/2026 EUR 82,735,876 353,132
3 Month SOFR 114 6/2026 USD 27,653,550 25,544
3 Month SONIA 158 6/2026 GBP 51,003,439 157,803
3 Month Euro Euribor 307 9/2026 EUR 83,785,381 84,656
3 Month SOFR 125 9/2026 USD 30,320,313 29,044
3 Month SONIA 161 9/2026 GBP 51,971,859 130,638
3 Month SOFR 131 12/2026 USD 31,767,500 (42,196)
3 Month SONIA 160 12/2026 GBP 51,646,379 (21,156)
Total of long contracts 40,838,906
Short Contracts
EURO STOXX 50 Volatility Index (89) 10/2024 EUR (188,729) 2,004
LME Aluminum Base Metal (1) 10/2024 USD (65,427) (3,692)
LME Aluminum Base Metal (3) 10/2024 USD (196,239) (9,648)
LME Aluminum Base Metal (13) 10/2024 USD (845,000) (94,918)
LME Aluminum Base Metal (16) 10/2024 USD (1,040,048) (127,579)
LME Aluminum Base Metal (33) 10/2024 USD (2,150,569) (185,748)
LME Aluminum Base Metal (42) 10/2024 USD (2,730,777) (395,649)
LME Aluminum Base Metal (42) 10/2024 USD (2,730,651) (354,400)
LME Aluminum Base Metal (44) 10/2024 USD (2,860,946) (346,655)
LME Aluminum Base Metal (46) 10/2024 USD (3,012,092) (170,246)
LME Aluminum Base Metal (54) 10/2024 USD (3,531,033) (126,056)
LME Aluminum Base Metal (84) 10/2024 USD (5,480,391) (144,542)
LME Aluminum Base Metal (104) 10/2024 USD (6,794,450) (524,961)
LME Aluminum Base Metal (155) 10/2024 USD (10,131,691) (319,921)
LME Copper Base Metal (1) 10/2024 USD (243,278) (17,755)
LME Copper Base Metal (3) 10/2024 USD (730,501) (58,309)
LME Copper Base Metal (6) 10/2024 USD (1,458,843) (72,597)
LME Copper Base Metal (9) 10/2024 USD (2,189,086) (129,759)
LME Copper Base Metal (10) 10/2024 USD (2,426,563) 31,786
LME Copper Base Metal (11) 10/2024 USD (2,678,951) (157,240)
LME Copper Base Metal (12) 10/2024 USD (2,921,520) (210,976)
LME Copper Base Metal (13) 10/2024 USD (3,158,090) (19,274)
LME Copper Base Metal (13) 10/2024 USD (3,155,087) 25,979
LME Copper Base Metal (15) 10/2024 USD (3,644,370) (98,289)
LME Copper Base Metal (20) 10/2024 USD (4,852,275) 116,447
LME Copper Base Metal (59) 10/2024 USD (14,298,370) 165,568
LME Copper Base Metal (103) 10/2024 USD (25,015,584) 355,487
LME Copper Base Metal (106) 10/2024 USD (25,712,526) 677,249
LME Lead Base Metal (4) 10/2024 USD (206,624) (2,479)
LME Lead Base Metal (5) 10/2024 USD (257,196) 16,432
LME Lead Base Metal (5) 10/2024 USD (258,223) (1,289)
LME Lead Base Metal (6) 10/2024 USD (307,692) 26,453
LME Lead Base Metal (7) 10/2024 USD (359,112) 28,061
LME Lead Base Metal (8) 10/2024 USD (411,356) 31,089
LME Lead Base Metal (9) 10/2024 USD (464,697) (83)
LME Lead Base Metal (12) 10/2024 USD (618,447) 39,361
LME Lead Base Metal (12) 10/2024 USD (619,458) 10,842

AQR Funds | N-PORT Part F | September 2024
See notes to Schedule of Investments.
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
September 30, 2024 (Unaudited)
(Continued)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts (continued)
LME Lead Base Metal (13) 10/2024 USD $ (670,365) $ 47,934
LME Lead Base Metal (24) 10/2024 USD (1,237,818) 58,565
LME Nickel Base Metal (1) 10/2024 USD (103,866) (3,359)
LME Nickel Base Metal (9) 10/2024 USD (935,828) (59,435)
LME Nickel Base Metal (31) 10/2024 USD (3,212,276) 17,583
LME Nickel Base Metal (46) 10/2024 USD (4,779,622) (184,635)
LME Nickel Base Metal (55) 10/2024 USD (5,706,377) (13,055)
LME Nickel Base Metal (59) 10/2024 USD (6,120,104) 35,765
LME Nickel Base Metal (76) 10/2024 USD (7,898,134) (432,958)
LME Zinc Base Metal (1) 10/2024 USD (76,676) (4,803)
LME Zinc Base Metal (1) 10/2024 USD (76,700) (10,304)
LME Zinc Base Metal (7) 10/2024 USD (536,704) (57,972)
LME Zinc Base Metal (8) 10/2024 USD (613,954) (87,253)
LME Zinc Base Metal (21) 10/2024 USD (1,604,810) (44,572)
LME Zinc Base Metal (22) 10/2024 USD (1,684,892) (78,518)
LME Zinc Base Metal (40) 10/2024 USD (3,070,130) (384,020)
LME Zinc Base Metal (43) 10/2024 USD (3,299,627) (440,535)
LME Zinc Base Metal (49) 10/2024 USD (3,757,847) (460,379)
LME Zinc Base Metal (56) 10/2024 USD (4,286,660) (176,035)
LME Zinc Base Metal (66) 10/2024 USD (5,053,406) (239,315)
LME Zinc Base Metal (94) 10/2024 USD (7,193,656) (183,887)
Natural Gas (259) 10/2024 USD (7,570,570) (819,912)
NY Harbor ULSD (300) 10/2024 USD (27,145,440) (401,803)
RBOB Gasoline (92) 10/2024 USD (7,477,226) (172,815)
Canola (203) 11/2024 CAD (1,812,583) (92,725)
French Base Electricity (4) 11/2024 EUR (254,803) 1,380
LME Aluminum Base Metal (1) 11/2024 USD (65,028) (3,231)
LME Aluminum Base Metal (2) 11/2024 USD (130,081) (16,713)
LME Aluminum Base Metal (5) 11/2024 USD (325,201) (41,972)
LME Aluminum Base Metal (7) 11/2024 USD (455,282) (51,368)
LME Aluminum Base Metal (8) 11/2024 USD (520,322) (26,942)
LME Aluminum Base Metal (10) 11/2024 USD (650,248) (80,052)
LME Aluminum Base Metal (11) 11/2024 USD (715,462) (53,478)
LME Aluminum Base Metal (20) 11/2024 USD (1,300,805) (125,897)
LME Aluminum Base Metal (27) 11/2024 USD (1,756,087) (190,124)
LME Aluminum Base Metal (29) 11/2024 USD (1,886,320) (182,235)
LME Aluminum Base Metal (41) 11/2024 USD (2,666,650) (312,236)
LME Aluminum Base Metal (42) 11/2024 USD (2,731,691) (347,791)
LME Aluminum Base Metal (47) 11/2024 USD (3,059,242) (147,277)
LME Copper Base Metal (2) 11/2024 USD (488,638) (26,680)
LME Copper Base Metal (2) 11/2024 USD (489,213) (21,718)
LME Copper Base Metal (3) 11/2024 USD (731,420) (71,324)
LME Copper Base Metal (4) 11/2024 USD (977,225) (50,386)
LME Copper Base Metal (4) 11/2024 USD (977,075) (54,986)
LME Copper Base Metal (6) 11/2024 USD (1,464,189) (123,205)
LME Copper Base Metal (9) 11/2024 USD (2,196,734) (154,132)
LME Copper Base Metal (9) 11/2024 USD (2,194,596) (210,914)
LME Copper Base Metal (11) 11/2024 USD (2,689,805) (107,685)
LME Copper Base Metal (14) 11/2024 USD (3,416,966) (262,259)
LME Copper Base Metal (16) 11/2024 USD (3,899,704) (342,355)
LME Copper Base Metal (20) 11/2024 USD (4,875,380) (450,064)
LME Copper Base Metal (28) 11/2024 USD (6,820,282) (440,873)
LME Lead Base Metal (1) 11/2024 USD (51,873) (1,326)
LME Lead Base Metal (2) 11/2024 USD (103,633) (6,238)
LME Lead Base Metal (3) 11/2024 USD (155,414) (8,272)
LME Lead Base Metal (5) 11/2024 USD (258,966) (14,248)
LME Lead Base Metal (6) 11/2024 USD (311,172) (1,438)

Consolidated Schedule of Investments
September 30, 2024 (Unaudited)
AQR MANAGED FUTURES STRATEGY FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | September 2024

(Continued)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts (continued)
LME Lead Base Metal (6) 11/2024 USD $ (311,378) $ (4,793)
LME Lead Base Metal (13) 11/2024 USD (676,130) 8,936
LME Lead Base Metal (14) 11/2024 USD (728,270) (5,206)
LME Nickel Base Metal (1) 11/2024 USD (104,487) (5,490)
LME Nickel Base Metal (5) 11/2024 USD (523,193) (13,988)
LME Nickel Base Metal (6) 11/2024 USD (626,351) (40,109)
LME Nickel Base Metal (8) 11/2024 USD (834,977) (47,801)
LME Nickel Base Metal (10) 11/2024 USD (1,044,929) (36,113)
LME Nickel Base Metal (10) 11/2024 USD (1,044,115) (63,140)
LME Nickel Base Metal (11) 11/2024 USD (1,147,012) (69,265)
LME Nickel Base Metal (23) 11/2024 USD (2,400,108) (166,751)
LME Nickel Base Metal (49) 11/2024 USD (5,121,171) (158,598)
LME Nickel Base Metal (70) 11/2024 USD (7,327,614) (143,120)
LME Zinc Base Metal (6) 11/2024 USD (461,028) (72,508)
LME Zinc Base Metal (6) 11/2024 USD (461,699) (47,116)
LME Zinc Base Metal (7) 11/2024 USD (538,958) (54,929)
LME Zinc Base Metal (14) 11/2024 USD (1,077,503) (132,545)
LME Zinc Base Metal (20) 11/2024 USD (1,537,325) (187,263)
LME Zinc Base Metal (23) 11/2024 USD (1,772,731) (153,025)
LME Zinc Base Metal (25) 11/2024 USD (1,919,188) (237,880)
LME Zinc Base Metal (25) 11/2024 USD (1,926,475) (176,550)
LME Zinc Base Metal (27) 11/2024 USD (2,074,248) (304,053)
LME Zinc Base Metal (29) 11/2024 USD (2,228,715) (365,139)
LME Zinc Base Metal (47) 11/2024 USD (3,620,363) (175,404)
LME Zinc Base Metal (64) 11/2024 USD (4,930,416) (410,607)
LME Zinc Base Metal (105) 11/2024 USD (8,089,279) (490,455)
Low Sulphur Gasoil (428) 11/2024 USD (28,258,700) (552,469)
Mont Belvieu Propane (30) 11/2024 USD (933,446) (9,452)
SGX Iron Ore (288) 11/2024 USD (3,162,528) (405,147)
Soybean (135) 11/2024 USD (7,134,750) (620,525)
Australia 3 Year Bond (255) 12/2024 AUD (18,884,666) 33,683
Cotton No. 2 (175) 12/2024 USD (6,440,875) (158,856)
Crude Oil (6) 12/2024 USD (422,520) (3,802)
French Base Electricity (2) 12/2024 EUR (1,396,566) (88,209)
French Base Electricity (5) 12/2024 EUR (1,084,125) 64,529
Japan 10 Year Bond (15) 12/2024 JPY (15,085,058) (7,532)
KC HRW Wheat (178) 12/2024 USD (5,195,375) (78,462)
LME Aluminum Base Metal (6) 12/2024 USD (391,970) (13,597)
LME Aluminum Base Metal (9) 12/2024 USD (586,195) (48,119)
LME Aluminum Base Metal (9) 12/2024 USD (587,954) (20,809)
LME Aluminum Base Metal (13) 12/2024 USD (847,782) (88,508)
LME Aluminum Base Metal (16) 12/2024 USD (1,044,452) (69,363)
LME Aluminum Base Metal (21) 12/2024 USD (1,370,507) (104,033)
LME Aluminum Base Metal (22) 12/2024 USD (1,433,058) (121,453)
LME Aluminum Base Metal (23) 12/2024 USD (1,500,290) (153,497)
LME Aluminum Base Metal (29) 12/2024 USD (1,893,338) (1,174)
LME Aluminum Base Metal (30) 12/2024 USD (1,954,733) (177,591)
LME Aluminum Base Metal (32) 12/2024 USD (2,087,880) (196,848)
LME Aluminum Base Metal (46) 12/2024 USD (3,001,339) (91,277)
LME Aluminum Base Metal (47) 12/2024 USD (3,067,749) 32,054
LME Aluminum Base Metal (199) 12/2024 USD (13,000,322) (1,041,880)
LME Copper Base Metal (1) 12/2024 USD (245,340) (14,267)
LME Copper Base Metal (2) 12/2024 USD (491,450) 9,135
LME Copper Base Metal (3) 12/2024 USD (734,965) (51,777)
LME Copper Base Metal (3) 12/2024 USD (736,526) (53,524)
LME Copper Base Metal (3) 12/2024 USD (734,644) (61,902)
LME Copper Base Metal (3) 12/2024 USD (734,804) (57,517)

AQR Funds | N-PORT Part F | September 2024
See notes to Schedule of Investments.
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
September 30, 2024 (Unaudited)
(Continued)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts (continued)
LME Copper Base Metal (9) 12/2024 USD $ (2,207,606) $ (124,129)
LME Lead Base Metal (1) 12/2024 USD (52,358) 977
LME Lead Base Metal (1) 12/2024 USD (52,202) (1,564)
LME Lead Base Metal (2) 12/2024 USD (104,373) (4,891)
LME Lead Base Metal (2) 12/2024 USD (104,800) 1,182
LME Lead Base Metal (61) 12/2024 USD (3,190,148) (7,695)
LME Nickel Base Metal (1) 12/2024 USD (104,888) (8,201)
LME Nickel Base Metal (3) 12/2024 USD (314,898) (20,564)
LME Nickel Base Metal (7) 12/2024 USD (733,734) (63,855)
LME Nickel Base Metal (8) 12/2024 USD (839,777) (49,142)
LME Nickel Base Metal (15) 12/2024 USD (1,571,569) (135,206)
LME Nickel Base Metal (19) 12/2024 USD (1,990,881) (169,788)
LME Nickel Base Metal (21) 12/2024 USD (2,200,039) (144,472)
LME Nickel Base Metal (160) 12/2024 USD (16,793,616) (457,231)
LME Zinc Base Metal (2) 12/2024 USD (154,189) (16,795)
LME Zinc Base Metal (2) 12/2024 USD (154,460) (11,565)
LME Zinc Base Metal (3) 12/2024 USD (231,226) (26,483)
LME Zinc Base Metal (5) 12/2024 USD (385,348) (36,612)
LME Zinc Base Metal (5) 12/2024 USD (386,499) (15,514)
LME Zinc Base Metal (7) 12/2024 USD (540,663) 969
LME Zinc Base Metal (7) 12/2024 USD (540,696) (32,413)
LME Zinc Base Metal (7) 12/2024 USD (540,547) (16,238)
LME Zinc Base Metal (11) 12/2024 USD (850,105) (54,013)
LME Zinc Base Metal (90) 12/2024 USD (6,958,553) (359,599)
Milling Wheat No. 2 (264) 12/2024 EUR (3,265,648) 54,691
Palladium (47) 12/2024 USD (4,700,940) (244,639)
Phelix De Base Electricity (2) 12/2024 EUR (1,700,998) 15,316
Phelix De Base Electricity (3) 12/2024 EUR (681,045) (5,311)
Red Wheat (80) 12/2024 USD (2,487,000) (51,566)
Soybean Meal (252) 12/2024 USD (8,608,320) (842,330)
Soybean Oil (255) 12/2024 USD (6,626,430) (299,183)
Aluminum (5) 1/2025 USD (320,594) (11,775)
Total of short contracts (21,002,529)
Net unrealized appreciation $ 19,836,377
Forward foreign currency exchange contracts outstanding as of September 30, 2024:
Over-the-Counter
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
AUD 36,842,044 USD 25,053,391 CITI 12/18/2024 $ 437,680
AUD 36,842,044 USD 25,053,266 JPMC 12/18/2024 437,805
BRL 57,556,857 USD 10,381,712 CITI
**
12/18/2024 87,099
BRL 57,556,857 USD 10,381,660 JPMC
**
12/18/2024 87,150
CHF 957,600 USD 1,139,934 CITI 12/18/2024 1,427
CHF 957,600 USD 1,139,928 JPMC 12/18/2024 1,433
CLP 3,250,000,000 USD 3,527,130 CITI
**
12/18/2024 84,607
CLP 3,250,000,000 USD 3,527,113 JPMC
**
12/18/2024 84,625
CNY 22,902,000 USD 3,258,021 CITI
**
12/18/2024 31,231
CNY 22,902,000 USD 3,258,005 JPMC
**
12/18/2024 31,248
EUR 19,114,000 USD 21,228,762 CITI 12/18/2024 115,836
EUR 19,114,000 USD 21,228,656 JPMC 12/18/2024 115,942
GBP 46,996,502 USD 61,899,127 CITI 12/18/2024 921,780
GBP 46,996,498 USD 61,898,812 JPMC 12/18/2024 922,090

Consolidated Schedule of Investments
September 30, 2024 (Unaudited)
AQR MANAGED FUTURES STRATEGY FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | September 2024

(Continued)
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
IDR 31,500,000,000 USD 2,046,885 CITI
**
12/18/2024 $ 20,838
IDR 31,500,000,000 USD 2,046,875 JPMC
**
12/18/2024 20,847
INR 6,154,441,148 USD 73,036,914 CITI
**
12/18/2024 128,357
INR 6,154,441,148 USD 73,036,549 JPMC
**
12/18/2024 128,721
JPY 6,651,728,101 USD 46,578,865 CITI 12/18/2024 201,901
JPY 6,651,728,101 USD 46,578,632 JPMC 12/18/2024 202,133
KRW 17,807,513,986 USD 13,467,366 CITI
**
12/18/2024 88,355
KRW 17,807,513,986 USD 13,467,299 JPMC
**
12/18/2024 88,422
NOK 43,000,000 USD 4,060,395 CITI 12/18/2024 15,996
NOK 43,000,000 USD 4,060,375 JPMC 12/18/2024 16,016
NZD 28,577,000 USD 17,746,818 CITI 12/18/2024 410,468
NZD 28,577,000 USD 17,746,729 JPMC 12/18/2024 410,556
PEN 9,088,000 USD 2,417,996 CITI
**
12/18/2024 31,710
PEN 9,088,000 USD 2,417,984 JPMC
**
12/18/2024 31,722
PHP 344,966,041 USD 6,120,362 CITI
**
12/18/2024 23,729
PHP 344,966,041 USD 6,120,731 JPMC
**
12/18/2024 23,360
PLN 52,519,075 USD 13,566,993 CITI 12/18/2024 44,888
PLN 52,519,075 USD 13,566,925 JPMC 12/18/2024 44,955
SEK 400,500,000 USD 39,340,972 CITI 12/18/2024 247,696
SEK 400,500,000 USD 39,340,775 JPMC 12/18/2024 247,892
SGD 32,549,847 USD 25,107,787 CITI 12/18/2024 316,536
SGD 32,549,846 USD 25,108,144 JPMC 12/18/2024 316,178
THB 668,500,000 USD 19,895,202 CITI 12/18/2024 988,241
THB 668,500,000 USD 19,895,103 JPMC 12/18/2024 988,340
TWD 852,499,636 USD 27,059,526 CITI
**
12/18/2024 129,367
TWD 852,499,636 USD 27,059,391 JPMC
**
12/18/2024 129,503
USD 7,790,534 CAD 10,466,755 CITI 12/18/2024 35,743
USD 7,790,573 CAD 10,466,755 JPMC 12/18/2024 35,782
USD 1,810,365 CHF 1,512,264 CITI 12/18/2024 7,901
USD 1,810,374 CHF 1,512,264 JPMC 12/18/2024 7,911
USD 9,146,162 CZK 205,653,201 CITI 12/18/2024 48,041
USD 9,146,208 CZK 205,653,201 JPMC 12/18/2024 48,086
USD 50,720,210 EUR 45,229,805 CITI 12/18/2024 212,104
USD 50,720,464 EUR 45,229,805 JPMC 12/18/2024 212,358
USD 6,482,371 GBP 4,845,000 CITI 12/18/2024 5,990
USD 6,482,403 GBP 4,845,000 JPMC 12/18/2024 6,022
USD 52,601,296 JPY 7,455,000,000 CITI 12/18/2024 171,220
USD 52,601,559 JPY 7,455,000,000 JPMC 12/18/2024 171,484
USD 7,857,936 MXN 154,971,938 CITI 12/18/2024 82,151
USD 7,857,976 MXN 154,971,938 JPMC 12/18/2024 82,191
USD 8,585,999 NOK 90,233,562 CITI 12/18/2024 31,875
USD 8,586,042 NOK 90,233,562 JPMC 12/18/2024 31,918
ZAR 587,658,304 USD 32,808,606 CITI 12/18/2024 979,639
ZAR 587,658,304 USD 32,808,442 JPMC 12/18/2024 979,802
Total unrealized appreciation 11,806,898
AUD 3,766,500 USD 2,608,814 CITI 12/18/2024 (2,766)
AUD 3,766,500 USD 2,608,801 JPMC 12/18/2024 (2,753)
BRL 13,068,143 USD 2,380,653 CITI
**
12/18/2024 (3,736)
BRL 13,068,143 USD 2,380,642 JPMC
**
12/18/2024 (3,723)
CAD 51,172,000 USD 38,032,634 CITI 12/18/2024 (119,438)
CAD 51,172,000 USD 38,032,444 JPMC 12/18/2024 (119,247)
CHF 3,830,400 USD 4,576,674 CITI 12/18/2024 (11,228)
CHF 3,830,400 USD 4,576,651 JPMC 12/18/2024 (11,205)
CLP 2,800,000,000 USD 3,128,417 CITI
**
12/18/2024 (16,765)
CLP 2,800,000,000 USD 3,128,401 JPMC
**
12/18/2024 (16,750)
CNY 90,711,500 USD 13,039,358 CITI
**
12/18/2024 (11,106)
CNY 90,711,500 USD 13,039,293 JPMC
**
12/18/2024 (11,041)
COP 54,658,711,188 USD 13,159,908 CITI
**
12/18/2024 (293,029)

AQR Funds | N-PORT Part F | September 2024
See notes to Schedule of Investments.
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
September 30, 2024 (Unaudited)
(Continued)
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
COP 54,658,711,188 USD 13,159,842 JPMC
**
12/18/2024 $ (292,963)
EUR 28,654,500 USD 32,065,807 CITI 12/18/2024 (67,338)
EUR 28,654,500 USD 32,065,647 JPMC 12/18/2024 (67,178)
HUF 8,105,415,141 USD 22,823,817 CITI 12/18/2024 (175,415)
HUF 8,105,415,141 USD 22,823,703 JPMC 12/18/2024 (175,301)
IDR 20,000,000,000 USD 1,320,854 CITI
**
12/18/2024 (8,014)
IDR 20,000,000,000 USD 1,320,848 JPMC
**
12/18/2024 (8,007)
ILS 84,629,250 USD 22,979,966 CITI 12/18/2024 (223,963)
ILS 84,629,250 USD 22,979,851 JPMC 12/18/2024 (223,848)
INR 3,990,000,000 USD 47,526,877 CITI
**
12/18/2024 (92,932)
INR 3,990,000,000 USD 47,526,640 JPMC
**
12/18/2024 (92,694)
JPY 8,845,020,478 USD 63,036,575 CITI 12/18/2024 (830,661)
JPY 8,845,020,478 USD 63,036,260 JPMC 12/18/2024 (830,345)
KRW 3,169,171,329 USD 2,413,160 CITI
**
12/18/2024 (673)
KRW 3,169,171,329 USD 2,413,148 JPMC
**
12/18/2024 (660)
NOK 58,500,000 USD 5,568,892 CITI 12/18/2024 (23,103)
NOK 58,500,000 USD 5,568,864 JPMC 12/18/2024 (23,075)
PHP 254,280,863 USD 4,555,360 CITI
**
12/18/2024 (26,439)
PHP 254,280,863 USD 4,555,142 JPMC
**
12/18/2024 (26,221)
PLN 71,611,074 USD 18,630,269 CITI 12/18/2024 (70,128)
PLN 71,611,074 USD 18,630,176 JPMC 12/18/2024 (70,034)
SGD 11,622,999 USD 9,089,757 CITI 12/18/2024 (11,162)
SGD 11,623,001 USD 9,089,713 JPMC 12/18/2024 (11,116)
TWD 204,495,976 USD 6,554,651 CITI
**
12/18/2024 (32,631)
TWD 204,495,976 USD 6,554,618 JPMC
**
12/18/2024 (32,599)
USD 6,992,538 AUD 10,453,000 CITI 12/18/2024 (239,911)
USD 6,992,573 AUD 10,453,000 JPMC 12/18/2024 (239,876)
USD 15,012,618 BRL 83,671,327 CITI
**
12/18/2024 (206,059)
USD 15,012,694 BRL 83,671,327 JPMC
**
12/18/2024 (205,984)
USD 32,767,806 CAD 44,425,000 CITI 12/18/2024 (146,557)
USD 32,767,970 CAD 44,425,000 JPMC 12/18/2024 (146,393)
USD 2,054,814 CHF 1,727,890 CITI 12/18/2024 (4,655)
USD 2,054,824 CHF 1,727,890 JPMC 12/18/2024 (4,645)
USD 3,372,946 CLP 3,101,418,017 CITI
**
12/18/2024 (73,672)
USD 3,372,963 CLP 3,101,418,017 JPMC
**
12/18/2024 (73,655)
USD 18,239,326 CNY 128,459,292 CITI
**
12/18/2024 (210,375)
USD 18,239,417 CNY 128,459,292 JPMC
**
12/18/2024 (210,284)
USD 2,272,533 CZK 51,413,299 CITI 12/18/2024 (1,997)
USD 2,272,545 CZK 51,413,299 JPMC 12/18/2024 (1,985)
USD 86,283,890 EUR 77,461,675 CITI 12/18/2024 (217,535)
USD 86,284,321 EUR 77,461,675 JPMC 12/18/2024 (217,104)
USD 11,200,141 GBP 8,436,502 CITI 12/18/2024 (77,054)
USD 11,200,192 GBP 8,436,498 JPMC 12/18/2024 (76,998)
USD 3,046,399 HKD 23,668,500 CITI 12/18/2024 (1,404)
USD 3,046,414 HKD 23,668,500 JPMC 12/18/2024 (1,389)
USD 322,160 IDR 5,000,451,644 CITI
**
12/18/2024 (6,080)
USD 322,161 IDR 5,000,451,644 JPMC
**
12/18/2024 (6,078)
USD 3,565,658 JPY 510,000,000 CITI 12/18/2024 (21,108)
USD 3,565,675 JPY 510,000,000 JPMC 12/18/2024 (21,091)
USD 7,688,857 MXN 154,971,938 CITI 12/18/2024 (86,927)
USD 7,688,896 MXN 154,971,938 JPMC 12/18/2024 (86,889)
USD 4,264,962 NOK 45,116,780 CITI 12/18/2024 (12,099)
USD 4,264,984 NOK 45,116,780 JPMC 12/18/2024 (12,078)
USD 37,427,658 NZD 59,971,040 CITI 12/18/2024 (676,807)
USD 37,427,846 NZD 59,971,040 JPMC 12/18/2024 (676,620)
USD 10,418,042 PEN 39,114,386 CITI
**
12/18/2024 (125,393)
USD 10,418,094 PEN 39,114,386 JPMC
**
12/18/2024 (125,341)
USD 8,627,085 SEK 87,500,000 CITI 12/18/2024 (22,125)

Consolidated Schedule of Investments
September 30, 2024 (Unaudited)
AQR MANAGED FUTURES STRATEGY FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | September 2024

CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
USD 8,627,128 SEK 87,500,000 JPMC 12/18/2024 $ (22,082)
USD 1,005,681 SGD 1,303,500 CITI 12/18/2024 (12,469)
USD 1,005,686 SGD 1,303,500 JPMC 12/18/2024 (12,464)
USD 521,885 THB 17,625,000 CITI 12/18/2024 (28,707)
USD 521,887 THB 17,625,000 JPMC 12/18/2024 (28,705)
ZAR 243,500,000 USD 14,064,932 CITI 12/18/2024 (64,556)
ZAR 243,500,000 USD 14,064,861 JPMC 12/18/2024 (64,485)
Total unrealized depreciation (8,508,923)
Net unrealized appreciation $ 3,297,975
** Non-deliverable forward foreign currency exchange contracts.

AQR Funds | N-PORT Part F | September 2024
See notes to Schedule of Investments.
(Continued)
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
September 30, 2024 (Unaudited)
INVESTMENTS SHARES VALUE ($)
LONG POSITIONS - 188.0%
COMMON STOCKS - 99.2%
Australia - 1 .4%
AGL Energy Ltd. (2)(a) 23,008 187,985
Aristocrat Leisure Ltd. (2)(a) 17,708 714,952
Brambles Ltd. (2)(a) 3,026 39,719
CAR Group Ltd. (2)(a) 3,454 89,343
Coles Group Ltd. (2)(a) 3,199 39,880
Commonwealth Bank of Australia
(2)(a) 1,357 126,575
Computershare Ltd. (2)(a) 2,337 40,741
Evolution Mining Ltd. (2)(a) 55,077 175,473
Incitec Pivot Ltd. (2)(a) 75,057 160,641
Insurance Australia Group Ltd. (2)
(a) 9,182 46,663
JB Hi-Fi Ltd. (2)(a) 11,455 630,446
Northern Star Resources Ltd. (2)
(a) 20,204 221,320
Orica Ltd. (2)(a) 6,673 85,241
Pro Medicus Ltd. (2)(a) 5,981 736,168
Qantas Airways Ltd. (2)*(a) 22,442 114,555
Qube Holdings Ltd. (2)(a) 34,027 92,349
Seven Group Holdings Ltd. (2)(a) 5,807 171,495
Westpac Banking Corp. (2) 2,152 47,027
Worley Ltd. (2)(a) 9,063 92,363
3,812,936
Austria - 0 .0% †
Mondi plc (2)(a) 2,571 49,043
Belgium - 0 .1%
Ageas SA/NV (2)(a) 1,689 90,124
D'ieteren Group (2)(a) 35 7,411
Solvay SA (2)(a) 1,442 56,491
UCB SA (2)(a) 549 99,103
253,129
Brazil - 0 .2%
MercadoLibre, Inc. * 226 463,743
Wheaton Precious Metals Corp. 1,154 70,480
534,223
Canada - 2 .6%
Agnico Eagle Mines Ltd. (a) 3,570 287,590
Alamos Gold, Inc., Class A (a) 14,335 285,651
AltaGas Ltd. (a) 5,356 132,588
Atco Ltd., Class I (a) 4,737 167,771
AtkinsRealis Group, Inc. (a) 8,284 336,579
Barrick Gold Corp. (a) 7,944 158,005
Bombardier, Inc., Class B *(a) 2,872 218,535
Brookfield Corp., Class A (a) 4,523 240,221
Canadian Imperial Bank of
Commerce (a) 5,994 367,674
Capital Power Corp. (a) 1,466 53,298
CCL Industries, Inc., Class B (a) 4,225 257,571
Celestica, Inc. *(a) 2,197 112,315
Constellation Software, Inc. (a) 154 501,016
Dollarama, Inc. (a) 1,143 117,085
Empire Co. Ltd., Class A (a) 5,098 155,792
Enbridge, Inc. 3,986 161,922
Fairfax Financial Holdings Ltd. (a) 261 329,551
INVESTMENTS SHARES VALUE ($)
Canada - 2.6% (continued)
Finning International, Inc. (a) 6,001 196,964
George Weston Ltd. (a) 977 163,983
Gildan Activewear, Inc. (a) 620 29,183
iA Financial Corp., Inc. (a) 754 62,497
Intact Financial Corp. (a) 1,186 227,738
Kinross Gold Corp. (a) 23,544 220,565
Loblaw Cos. Ltd. (a) 610 81,222
Manulife Financial Corp. (a) 11,053 326,658
Onex Corp. (a) 1,151 80,620
Pembina Pipeline Corp. (a) 4,204 173,295
Quebecor, Inc., Class B (a) 5,414 141,350
Royal Bank of Canada (a) 3,348 417,865
Saputo, Inc. (a) 1,356 29,267
Shopify, Inc., Class A *(a) 4,211 337,360
Suncor Energy, Inc. (a) 1,555 57,396
Thomson Reuters Corp. (a) 281 47,931
Toromont Industries Ltd. (a) 646 63,060
West Fraser Timber Co. Ltd. (a) 1,715 167,093
Whitecap Resources, Inc. (a) 28,205 210,633
6,917,844
China - 0 .6%
NXP Semiconductors NV (a)(b) 2,010 482,420
Prosus NV * 13,122 573,462
Yangzijiang Shipbuilding Holdings
Ltd. (2) 233,000 444,703
1,500,585
Denmark - 0 .7%
Carlsberg A/S, Class B (2)(a) 928 110,503
Danske Bank A/S (2)(a) 14,154 425,735
Demant A/S (2)*(a) 2,525 98,301
ISS A/S (2)(a) 17,318 345,632
Novonesis (Novozymes), Class B
(2)(a) 2,150 154,790
Pandora A/S (2)(a) 3,314 546,208
ROCKWOOL A/S, Class B (2)(a) 323 151,634
Royal Unibrew A/S (2)* 405 33,978
1,866,781
Finland - 0 .6%
Elisa OYJ (2) 513 27,196
Fortum OYJ (2)(a) 34,521 568,053
UPM-Kymmene OYJ (2)(a) 11,425 382,446
Wartsila OYJ Abp (2)(a) 25,418 568,771
1,546,466
France - 3 .1%
Accor SA (2)(a) 758 32,950
Air Liquide SA (2)(a) 2,659 513,480
Airbus SE (2)(a) 2,756 403,358
Arkema SA (2)(a) 507 48,291
AXA SA (2)(a) 2,651 102,055
Bouygues SA (2)(a) 5,446 182,284
Cie de Saint-Gobain SA (2)(a) 1,688 153,950
Dassault Aviation SA (2)(a) 1,135 234,364
Engie SA (2)(a) 22,678 392,153
EssilorLuxottica SA (2)(a) 319 75,579
Forvia SE (2)(a) 5,172 53,209

Consolidated Schedule of Investments
September 30, 2024 (Unaudited)
AQR MANAGED FUTURES STRATEGY HV FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | September 2024

(Continued)
INVESTMENTS SHARES VALUE ($)
France - 3.1% (continued)
Gaztransport Et Technigaz SA (2)
(a) 1,575 222,701
Getlink SE (2)(a) 10,704 190,924
Hermes International SCA (2)(a) 463 1,140,071
Ipsen SA (2)(a) 953 117,391
La Francaise des Jeux SAEM (2)
(a)(c) 1,710 70,366
L'Oreal SA (2)(a) 817 366,455
Orange SA (2)(a) 38,947 446,056
Publicis Groupe SA (2)(a) 2,216 242,511
Renault SA (2)(a) 8,372 363,955
Rexel SA (2)(a) 6,534 189,399
Safran SA (2)(a) 2,020 475,352
SCOR SE (2)(a) 3,486 77,982
Societe Generale SA (2)(a) 24,284 605,140
SPIE SA (2)(a) 5,507 210,583
Thales SA (2)(a) 1,400 222,504
TotalEnergies SE (2)(a) 7,614 494,418
Valeo SE (2)(a) 3,969 48,025
Veolia Environnement SA (2)(a) 8,131 267,699
Verallia SA (2)(a)(c) 4,939 144,554
Vinci SA (2)(a) 1,437 167,980
Vivendi SE (2)(a) 9,789 113,241
8,368,980
Germany - 3 .4%
adidas AG (2)(a) 2,901 768,726
Allianz SE (Registered) (2)(a) 1,381 454,237
BASF SE (2)(a) 9,811 520,011
Beiersdorf AG (2)(a) 2,877 433,046
Deutsche Telekom AG (Registered)
(2)(a) 35,173 1,033,004
E.ON SE (2)(a) 6,245 93,000
Evonik Industries AG (2)(a) 18,909 442,648
Freenet AG (2)(a) 9,866 293,696
Fresenius Medical Care AG (2)(a) 1,549 65,820
GEA Group AG (2)(a) 1,357 66,556
Heidelberg Materials AG (2)(a) 3,025 329,543
KION Group AG (2)(a) 1,266 49,988
Knorr-Bremse AG (2)(a) 1,364 121,539
LANXESS AG (2)(a) 8,710 275,724
Mercedes-Benz Group AG (2)(a) 3,073 199,128
Muenchener Rueckversicherungs-
Gesellschaft AG in Muenchen
(Registered) (2)(a) 1,017 560,412
Nemetschek SE (2)(a) 1,247 129,613
Rational AG (2)(a) 103 105,158
Rheinmetall AG (2)(a) 831 451,753
SAP SE (2)(a) 4,022 919,963
Scout24 SE (2)(a)(c) 1,937 166,772
Symrise AG, Class A (2)(a) 3,188 441,186
Talanx AG (2)(a) 1,296 109,246
TeamViewer SE (2)*(a)(c) 16,086 205,378
Zalando SE (2)*(a)(c) 25,507 843,055
9,079,202
Guatemala - 0 .0% †
Millicom International Cellular SA,
SDR (2)* 1,667 45,292
INVESTMENTS SHARES VALUE ($)
Hong Kong - 0 .3%
AIA Group Ltd. (2)(a) 56,600 494,280
HKT Trust & HKT Ltd. (2)(a) 22,000 28,119
Techtronic Industries Co. Ltd. (2)(a) 16,500 246,319
WH Group Ltd. (2)(a)(c) 166,500 131,135
899,853
Ireland - 0 .1%
TE Connectivity plc (a) 2,134 322,213
Italy - 2 .1%
A2A SpA (2)(a) 76,063 175,703
Azimut Holding SpA (2)(a) 3,249 84,029
Banca Generali SpA (2)(a) 3,579 160,545
Banca Monte dei Paschi di Siena
SpA (2)(a) 14,167 81,876
Banco BPM SpA (2)(a) 39,687 268,143
Brunello Cucinelli SpA (2)(a) 584 63,049
Buzzi SpA (2)(a) 9,722 387,928
Coca-Cola HBC AG (2)(a) 1,511 53,871
Enel SpA (2)(a) 67,751 541,182
Ferrari NV (2)(a) 963 451,263
Hera SpA (2)(a) 10,487 41,848
Intesa Sanpaolo SpA (2)(a) 246,176 1,053,806
Italgas SpA (2)(a) 14,673 88,699
Pirelli & C SpA (2)(a)(c) 54,329 329,927
Poste Italiane SpA (2)(a)(c) 31,837 447,091
Prysmian SpA (2)(a) 7,835 570,063
UniCredit SpA (2)(a) 9,211 404,378
Unipol Gruppo SpA (2)(a) 41,369 492,377
5,695,778
Japan - 13 .0%
ABC-Mart, Inc. (2)(a) 16,300 346,420
Advantest Corp. (2)(a) 4,400 206,938
Air Water, Inc. (2)(a) 8,300 116,498
Aisin Corp. (2)(a) 4,200 46,669
Alfresa Holdings Corp. (2)(a) 11,000 173,998
Amada Co. Ltd. (2)(a) 16,000 163,355
Asahi Group Holdings Ltd. (2)(a) 16,200 212,333
Asics Corp. (2)(a) 44,300 930,660
Bandai Namco Holdings, Inc. (2)(a) 10,700 244,154
BayCurrent, Inc. (2)(a) 4,400 161,576
Canon, Inc. (2)(a) 14,300 470,975
Capcom Co. Ltd. (2)(a) 21,700 506,134
Cosmo Energy Holdings Co. Ltd.
(2)(a) 5,400 297,900
Cosmos Pharmaceutical Corp. (2)
(a) 600 31,091
Denso Corp. (2)(a) 6,600 99,207
DMG Mori Co. Ltd. (2)(a) 3,500 74,656
East Japan Railway Co. (2)(a) 1,900 37,707
Ebara Corp. (2)(a) 9,500 155,713
Fujikura Ltd. (2)(a) 7,700 261,646
Fujitsu Ltd. (2)(a) 22,000 452,307
Fukuoka Financial Group, Inc. (2)
(a) 3,300 85,446
GMO Payment Gateway, Inc. (2)(a) 4,200 255,584
Haseko Corp. (2)(a) 3,800 49,843
Hikari Tsushin, Inc. (2)(a) 900 200,448
Hirose Electric Co. Ltd. (2)(a) 1,200 153,138

AQR Funds | N-PORT Part F | September 2024
See notes to Schedule of Investments.
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
September 30, 2024 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
Japan - 13.0% (continued)
Hitachi Ltd. (2)(a) 41,800 1,108,424
Honda Motor Co. Ltd. (2)(a) 5,100 54,449
Hoya Corp. (2)(a) 6,400 886,422
Idemitsu Kosan Co. Ltd. (2)(a) 36,100 261,774
IHI Corp. (2)(a) 12,500 655,553
Inpex Corp. (2)(a) 23,900 323,577
ITOCHU Corp. (2)(a) 6,600 355,708
Japan Tobacco, Inc. (2)(a) 4,300 125,383
JFE Holdings, Inc. (2)(a) 29,200 392,571
Kao Corp. (2)(a) 4,300 212,534
Kawasaki Heavy Industries Ltd.
(2)(a) 2,900 118,869
Kawasaki Kisen Kaisha Ltd. (2)(a) 19,000 296,201
KDDI Corp. (2)(a) 15,000 480,563
Keyence Corp. (2)(a) 1,200 575,115
Kinden Corp. (2)(a) 2,100 46,484
Kirin Holdings Co. Ltd. (2)(a) 9,000 137,159
Kobe Bussan Co. Ltd. (2)(a) 1,300 40,545
Kobe Steel Ltd. (2)(a) 16,600 198,944
Komatsu Ltd. (2)(a) 1,600 44,792
Konami Group Corp. (2)(a) 900 91,781
Kuraray Co. Ltd. (2)(a) 32,500 482,924
Kyushu Electric Power Co., Inc.
(2)(a) 34,200 373,891
Kyushu Railway Co. (2)(a) 19,200 552,365
Lixil Corp. (2)(a) 7,700 92,273
Makita Corp. (2)(a) 11,500 388,488
Marubeni Corp. (2)(a) 8,600 142,088
Mazda Motor Corp. (2)(a) 16,400 125,305
McDonald's Holdings Co. Japan
Ltd. (2)(a) 2,400 114,354
Medipal Holdings Corp. (2)(a) 6,500 113,289
MISUMI Group, Inc. (2)(a) 6,300 114,276
Mitsubishi Gas Chemical Co., Inc.
(2)(a) 3,300 64,342
Mitsubishi Heavy Industries Ltd.
(2)(a) 2,700 40,349
Mitsubishi Motors Corp. (2)(a) 36,200 98,490
Mitsui OSK Lines Ltd. (2)(a) 11,300 391,213
MonotaRO Co. Ltd. (2)(a) 15,100 251,792
MS&AD Insurance Group
Holdings, Inc. (2)(a) 22,300 524,143
Murata Manufacturing Co. Ltd. (2)
(a) 13,700 271,106
Nexon Co. Ltd. (2)(a) 2,400 47,693
NGK Insulators Ltd. (2)(a) 16,200 213,065
NH Foods Ltd. (2)(a) 6,200 229,867
NIPPON EXPRESS HOLDINGS,
Inc. (2)(a) 3,100 163,267
Nippon Yusen KK (2)(a) 11,900 437,106
Nisshin Seifun Group, Inc. (2)(a) 19,100 241,748
Niterra Co. Ltd. (2)(a) 16,800 473,346
NOF Corp. (2)(a) 5,700 98,449
Obayashi Corp. (2)(a) 11,900 151,649
Oji Holdings Corp. (2)(a) 27,300 109,370
Oracle Corp. Japan (2)(a) 1,800 185,838
ORIX Corp. (2)(a) 36,100 844,698
Osaka Gas Co. Ltd. (2)(a) 2,900 65,401
Otsuka Corp. (2)(a) 7,700 190,166
Otsuka Holdings Co. Ltd. (2)(a) 10,200 579,350
INVESTMENTS SHARES VALUE ($)
Japan - 13.0% (continued)
Pan Pacific International Holdings
Corp. (2)(a) 4,100 106,534
Persol Holdings Co. Ltd. (2)(a) 117,100 211,030
Rakuten Group, Inc. (2)*(a) 29,400 189,701
Recruit Holdings Co. Ltd. (2)(a) 5,000 303,762
Resonac Holdings Corp. (2)(a) 9,200 239,122
Rinnai Corp. (2)(a) 2,100 51,875
Rohto Pharmaceutical Co. Ltd. (2)
(a) 8,200 205,243
Ryohin Keikaku Co. Ltd. (2)(a) 48,400 888,759
Santen Pharmaceutical Co. Ltd.
(2)(a) 50,800 616,677
Sanwa Holdings Corp. (2)(a) 10,400 276,875
SCSK Corp. (2)(a) 7,200 149,286
Seibu Holdings, Inc. (2)(a) 12,400 275,854
Sekisui Chemical Co. Ltd. (2)(a) 8,600 134,467
Shimamura Co. Ltd. (2)(a) 5,800 316,830
Shimano, Inc. (2)(a) 2,700 513,993
Shin-Etsu Chemical Co. Ltd. (2)(a) 10,100 422,083
Shinko Electric Industries Co. Ltd.
(2)*(a) 3,300 126,205
Shionogi & Co. Ltd. (2)(a) 4,200 60,204
Skylark Holdings Co. Ltd. (2)(a) 2,300 37,106
Socionext, Inc. (2)(a) 4,700 93,486
SoftBank Group Corp. (2)(a) 8,400 498,256
Sohgo Security Services Co. Ltd.
(2)(a) 19,600 142,643
Sojitz Corp. (2)(a) 12,460 295,223
Sony Group Corp. (2)(a) 29,000 563,400
Square Enix Holdings Co. Ltd. (2)
(a) 11,100 440,645
Stanley Electric Co. Ltd. (2)(a) 7,800 146,204
Sumitomo Corp. (2)(a) 15,800 354,806
Sumitomo Electric Industries Ltd.
(2)(a) 28,500 462,774
Sumitomo Forestry Co. Ltd. (2)(a) 3,000 147,674
Sumitomo Mitsui Financial Group,
Inc. (2)(a) 37,800 807,657
Sundrug Co. Ltd. (2)(a) 1,800 53,262
Suntory Beverage & Food Ltd. (2)
(a) 1,300 48,950
Takeda Pharmaceutical Co. Ltd.
(2)(a) 9,600 276,610
TBS Holdings, Inc. (2)(a) 9,700 265,492
TDK Corp. (2)(a) 44,000 562,071
Toei Animation Co. Ltd. (2)(a) 1,300 27,480
Tohoku Electric Power Co., Inc.
(2)(a) 13,100 125,545
Tokio Marine Holdings, Inc. (2)(a) 13,800 508,867
Tokyo Electron Ltd. (2)(a) 200 35,667
TOPPAN Holdings, Inc. (2)(a) 6,000 178,574
Tosoh Corp. (2)(a) 4,000 53,559
Toyo Suisan Kaisha Ltd. (2)(a) 8,800 577,764
Toyota Tsusho Corp. (2)(a) 15,400 281,569
Trend Micro, Inc. (2)(a) 3,300 195,939
USS Co. Ltd. (2)(a) 24,400 231,604
Yamaha Motor Co. Ltd. (2)(a) 46,200 416,082
Yamazaki Baking Co. Ltd. (2)(a) 15,200 301,179
Yokogawa Electric Corp. (2)(a) 4,900 125,562

Consolidated Schedule of Investments
September 30, 2024 (Unaudited)
AQR MANAGED FUTURES STRATEGY HV FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | September 2024

(Continued)
INVESTMENTS SHARES VALUE ($)
Japan - 13.0% (continued)
Yokohama Rubber Co. Ltd. (The)
(2)(a) 13,000 292,187
Zensho Holdings Co. Ltd. (2)(a) 4,900 271,489
34,220,771
Netherlands - 1 .0%
Aalberts NV (2)(a) 1,813 73,702
Adyen NV (2)*(a)(c) 419 655,994
Akzo Nobel NV (2)(a) 1,616 114,156
Arcadis NV (2)(a) 6,135 425,384
Argenx SE (2)*(a) 474 256,287
EXOR NV (2)(a) 1,050 112,564
Koninklijke KPN NV (2)(a) 24,615 100,535
Koninklijke Philips NV (2)*(a) 2,059 67,506
Koninklijke Vopak NV (2)(a) 5,227 242,584
NN Group NV (2)(a) 1,707 85,173
Wolters Kluwer NV (2)(a) 3,533 595,917
2,729,802
New Zealand - 0 .1%
Xero Ltd. (2)*(a) 1,453 150,191
Norway - 0 .3%
Kongsberg Gruppen ASA (2)(a) 6,979 681,705
Norsk Hydro ASA (2)(a) 15,400 99,484
Schibsted ASA, Class A (a) 1,043 33,663
Telenor ASA (a) 3,155 40,361
855,213
Poland - 0 .0% †
InPost SA (2)* 6,856 129,442
Singapore - 0 .2%
Grab Holdings Ltd., Class A *(a)(b) 40,363 153,379
Sea Ltd., ADR *(a)(b) 2,981 281,049
434,428
South Korea - 0 .1%
Delivery Hero SE (2)*(c) 6,777 274,262
Spain - 1 .4%
Acerinox SA (2)(a) 20,387 219,233
ACS Actividades de Construccion
y Servicios SA (2)(a) 7,873 363,395
Aena SME SA (2)(a)(c) 1,515 332,809
Banco Santander SA (2)(a) 47,238 242,041
CaixaBank SA (2)(a) 75,936 453,182
Cellnex Telecom SA (2)(a)(c) 4,648 188,443
Grifols SA (2)*(a) 12,726 144,629
Iberdrola SA (2)(a) 37,942 586,551
Industria de Diseno Textil SA (2)(a) 15,582 922,867
Mapfre SA (2)(a) 75,007 199,751
3,652,901
Sweden - 1 .8%
AAK AB (2)(a) 8,285 271,671
AddTech AB, Class B (2)(a) 8,816 264,295
Alfa Laval AB (2)(a) 6,058 291,244
Atlas Copco AB, Class A (2)(a) 31,768 615,678
Autoliv, Inc. (a)(b) 3,705 345,936
Electrolux AB, Class B (2)*(a) 49,326 479,091
Evolution AB (2)(a)(c) 3,902 383,774
INVESTMENTS SHARES VALUE ($)
Sweden - 1.8% (continued)
Getinge AB, Class B (2)(a) 1,320 28,409
H & M Hennes & Mauritz AB, Class
B (2)(a) 29,414 500,968
Hexagon AB, Class B (2)(a) 26,367 284,001
Hexpol AB (2)(a) 7,299 75,484
Indutrade AB (2)(a) 2,915 90,715
SKF AB, Class B (2)(a) 3,384 67,405
Swedish Orphan Biovitrum AB * 851 27,401
Telefonaktiebolaget LM Ericsson,
Class B (2)(a) 24,466 184,876
Telia Co. AB (a) 81,010 261,954
Trelleborg AB, Class B (2)(a) 14,984 576,748
Volvo AB, Class B (2)(a) 5,578 147,550
4,897,200
Switzerland - 2 .7%
ABB Ltd. (Registered) (2)(a) 5,171 299,999
Adecco Group AG (Registered)
(2)(a) 10,121 345,170
Belimo Holding AG (Registered)
(2)(a) 326 232,735
DKSH Holding AG (2)(a) 1,798 143,011
DSM-Firmenich AG (2)(a) 6,359 877,588
Flughafen Zurich AG (Registered)
(2)(a) 423 101,761
Givaudan SA (Registered) (2)(a) 178 976,605
Logitech International SA
(Registered) (2)(a) 2,248 201,333
Lonza Group AG (Registered) (2)
(a) 1,057 670,755
Novartis AG (Registered) (2)(a) 9,307 1,071,631
Sika AG (Registered) (2)(a) 2,797 927,109
Sonova Holding AG (Registered)
(2)(a) 1,168 420,708
Ypsomed Holding AG (Registered)
(2) 82 39,990
Zurich Insurance Group AG (2)(a) 1,552 937,656
7,246,051
United Kingdom - 4 .2%
Associated British Foods plc (2)(a) 6,372 199,142
Auto Trader Group plc (2)(a)(c) 37,995 441,699
Aviva plc (2)(a) 27,279 176,680
BAE Systems plc (2)(a) 27,788 461,338
Barclays plc (2)(a) 79,506 238,882
Beazley plc (2)(a) 11,507 117,512
Centrica plc (2)(a) 36,773 57,518
CK Hutchison Holdings Ltd. (2)(a) 7,500 42,523
Compass Group plc (2)(a) 4,494 144,076
ConvaTec Group plc (2)(a)(c) 69,816 212,046
Diploma plc (2)(a) 3,765 223,810
Direct Line Insurance Group plc
(2)(a) 44,891 112,614
easyJet plc (2)(a) 34,030 236,996
Flutter Entertainment plc *(a)(b) 585 138,809
Halma plc (2)(a) 4,256 148,813
Harbour Energy plc (2)(a) 48,836 174,183
Hargreaves Lansdown plc (2)(a) 3,170 47,243
Hiscox Ltd. (a) 4,126 63,216
Howden Joinery Group plc (2)(a) 22,867 277,887

AQR Funds | N-PORT Part F | September 2024
See notes to Schedule of Investments.
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
September 30, 2024 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
United Kingdom - 4.2% (continued)
IMI plc (2)(a) 11,803 287,169
Imperial Brands plc (2)(a) 8,264 240,392
Inchcape plc (2)(a) 5,143 54,949
InterContinental Hotels Group plc
(2)(a) 6,766 736,819
Intermediate Capital Group plc (2)
(a) 21,768 650,035
International Distribution Services
plc (a) 39,917 182,729
Intertek Group plc (2)(a) 2,171 150,097
ITV plc (2)(a) 68,137 73,182
M&G plc (2)(a) 35,850 99,443
Man Group plc (2)(a) 93,967 266,365
Marks & Spencer Group plc (2)(a) 116,581 581,792
National Grid plc (2)(a) 4,802 66,378
Ocado Group plc (2)*(a) 11,091 57,196
Pearson plc (2)(a) 17,892 243,231
RELX plc (2)(a) 25,685 1,212,750
Rolls-Royce Holdings plc (2)*(a) 107,263 759,152
Rotork plc (2)(a) 17,500 78,368
Sage Group plc (The) (2)(a) 19,861 272,815
Smiths Group plc (2)(a) 4,583 102,994
Spectris plc (2)(a) 2,567 93,813
Subsea 7 SA (2)(a) 7,568 122,206
Tate & Lyle plc (a) 11,676 106,540
TechnipFMC plc (a)(b) 22,464 589,231
Tesco plc (2)(a) 143,060 686,875
Weir Group plc (The) (2)(a) 2,723 79,129
11,308,637
United States - 59 .2%
10X Genomics, Inc., Class A *(a)
(b) 3,778 85,307
3M Co. (a) 7,429 1,015,543
Abbott Laboratories (a)(b) 7,775 886,428
Abercrombie & Fitch Co., Class
A *(a) 957 133,884
Adient plc *(a)(b) 4,479 101,091
Adobe, Inc. *(a) 811 419,920
AECOM (a) 4,578 472,770
Affirm Holdings, Inc., Class A *(a)
(b) 6,829 278,760
Agilent Technologies, Inc. (a) 2,382 353,679
Alaska Air Group, Inc. *(a) 3,579 161,807
Alcon, Inc. (2)(a) 2,583 258,507
Align Technology, Inc. *(a) 1,542 392,161
Allison Transmission Holdings,
Inc. (a) 4,528 435,005
Allstate Corp. (The) (a) 4,118 780,979
Alnylam Pharmaceuticals, Inc. *(a)
(b) 1,783 490,378
Amazon.com, Inc. *(a)(b) 2,486 463,216
Amcor plc (a)(b) 17,373 196,836
Amentum Holdings, Inc. * 1,184 38,184
Ameren Corp. (a) 3,971 347,304
American Electric Power Co., Inc.
(a)(b) 4,581 470,011
American International Group, Inc.
(a) 3,367 246,565
INVESTMENTS SHARES VALUE ($)
United States - 59.2% (continued)
Americold Realty Trust, Inc., REIT
(a) 14,652 414,212
Ameriprise Financial, Inc. (a)(b) 1,194 560,953
Amkor Technology, Inc. (a) 6,697 204,928
Amphenol Corp., Class A (a) 8,528 555,684
Antero Resources Corp. *(a)(b) 2,517 72,112
Appfolio, Inc., Class A *(a) 928 218,451
Apple, Inc. (a)(b) 3,185 742,105
Applied Industrial Technologies,
Inc. (a) 339 75,641
Applied Materials, Inc. (a) 2,068 417,839
AppLovin Corp., Class A *(a) 1,937 252,875
Aramark (a) 3,906 151,279
Archer-Daniels-Midland Co. (a)(b) 3,969 237,108
Arista Networks, Inc. *(a) 1,588 609,506
Arrow Electronics, Inc. *(a)(b) 1,944 258,222
Ashland, Inc. (a) 1,252 108,886
Assurant, Inc. (a) 505 100,424
AT&T, Inc. (a) 24,875 547,250
Atlassian Corp., Class A *(a)(b) 1,351 214,552
Atmos Energy Corp. (a) 3,887 539,166
Automatic Data Processing, Inc.
(a)(b) 1,220 337,611
AutoNation, Inc. *(a)(b) 1,959 350,504
AutoZone, Inc. *(a)(b) 197 620,558
Avient Corp. (a) 4,732 238,114
Avnet, Inc. (a) 3,267 177,431
Axalta Coating Systems Ltd. *(a) 8,900 322,091
Axis Capital Holdings Ltd. (a) 3,101 246,871
AZEK Co., Inc. (The), Class A *(a)
(b) 747 34,960
Bank of America Corp. (a) 6,043 239,786
Bank OZK (a)(b) 11,445 492,021
Bath & Body Works, Inc. (a)(b) 3,218 102,719
Becton Dickinson & Co. (a)(b) 565 136,222
BellRing Brands, Inc. *(a) 7,204 437,427
Berry Global Group, Inc. (a) 4,490 305,230
Best Buy Co., Inc. (a)(b) 4,111 424,666
Black Hills Corp. (a) 1,715 104,821
Blackstone, Inc. (a)(b) 1,246 190,800
Block, Inc., Class A *(a)(b) 2,582 173,330
BOK Financial Corp. (a) 1,236 129,310
Booking Holdings, Inc. (a) 138 581,273
Booz Allen Hamilton Holding Corp.,
Class A (a) 1,424 231,770
BorgWarner, Inc. (a) 1,758 63,798
Boston Beer Co., Inc. (The), Class
A *(a) 690 199,507
Boston Scientific Corp. *(a) 5,412 453,526
Bright Horizons Family Solutions,
Inc. *(a) 2,900 406,377
Brighthouse Financial, Inc. *(a)(b) 2,101 94,608
Bristol-Myers Squibb Co. (a) 10,000 517,400
Brixmor Property Group, Inc., REIT
(a) 4,775 133,032
Broadcom, Inc. (a)(b) 5,931 1,023,097
Broadridge Financial Solutions,
Inc. (a) 1,872 402,536
Bruker Corp. (a) 7,436 513,530
Builders FirstSource, Inc. *(a) 2,115 410,014

Consolidated Schedule of Investments
September 30, 2024 (Unaudited)
AQR MANAGED FUTURES STRATEGY HV FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | September 2024

(Continued)
INVESTMENTS SHARES VALUE ($)
United States - 59.2% (continued)
Burlington Stores, Inc. *(a)(b) 115 30,300
BXP, Inc., REIT (a)(b) 1,053 84,724
Cabot Corp. (a)(b) 2,639 294,961
CACI International, Inc., Class A
*(a) 582 293,654
Campbell Soup Co. (a)(b) 3,355 164,127
Capital One Financial Corp. (a) 1,711 256,188
Cardinal Health, Inc. (a) 2,797 309,124
Carlisle Cos., Inc. (a)(b) 646 290,539
Carter's, Inc. (a) 473 30,736
Carvana Co., Class A *(a)(b) 1,007 175,329
Cava Group, Inc. *(a) 645 79,883
Cboe Global Markets, Inc. (a)(b) 2,328 476,937
CBRE Group, Inc., Class A *(a) 3,841 478,128
Cencora, Inc. (a)(b) 656 147,652
Centene Corp. *(a) 2,869 215,978
Chemed Corp. (a)(b) 46 27,645
Chipotle Mexican Grill, Inc., Class
A *(a) 1,593 91,789
Chubb Ltd. (a) 1,955 563,802
Cigna Group (The) (a)(b) 1,747 605,231
Cincinnati Financial Corp. (a) 1,586 215,886
Cintas Corp. (a)(b) 6,040 1,243,514
Citizens Financial Group, Inc. (a) 14,078 578,183
Clean Harbors, Inc. *(a) 773 186,842
Cloudflare, Inc., Class A *(a)(b) 876 70,860
CME Group, Inc. (a) 4,620 1,019,402
CNA Financial Corp. (a) 1,207 59,071
CNO Financial Group, Inc. (a) 10,588 371,639
Coca-Cola Co. (The) (a) 14,526 1,043,837
Coca-Cola Consolidated, Inc. (a) 589 775,360
Coherent Corp. *(a)(b) 3,931 349,505
Colgate-Palmolive Co. (a) 8,074 838,162
Comerica, Inc. (a) 2,597 155,586
Comfort Systems USA, Inc. (a) 1,433 559,372
Commerce Bancshares, Inc. (a)(b) 6,130 364,122
Commercial Metals Co. (a)(b) 898 49,354
CommVault Systems, Inc. *(a) 3,777 581,091
ConocoPhillips (a)(b) 6,141 646,524
Constellation Brands, Inc., Class
A (a)(b) 1,307 336,801
Constellation Energy Corp. 309 80,346
Cooper Cos., Inc. (The) *(a) 3,865 426,464
COPT Defense Properties, REIT
(a) 10,606 321,680
Corning, Inc. (a) 8,365 377,680
Corpay, Inc. *(a) 689 215,492
Costco Wholesale Corp. 776 687,940
Coterra Energy, Inc. (a) 1,684 40,332
Cousins Properties, Inc., REIT (a) 5,352 157,777
CRH plc (a) 819 75,954
Crown Holdings, Inc. (a) 8,611 825,623
CubeSmart, REIT (a) 2,203 118,587
Cullen/Frost Bankers, Inc. (a)(b) 2,720 304,259
Cummins, Inc. (a) 1,647 533,282
Curtiss-Wright Corp. (a) 1,118 367,475
Darling Ingredients, Inc. *(a) 2,910 108,136
Deckers Outdoor Corp. *(a) 1,911 304,709
Dell Technologies, Inc., Class C
(a)(b) 1,146 135,847
INVESTMENTS SHARES VALUE ($)
United States - 59.2% (continued)
Delta Air Lines, Inc. (a)(b) 8,519 432,680
Dick's Sporting Goods, Inc. (a) 1,451 302,824
Digital Realty Trust, Inc., REIT (a) 1,710 276,729
Dominion Energy, Inc. (a) 11,985 692,613
Domino's Pizza, Inc. (a) 174 74,844
Donaldson Co., Inc. (a) 3,520 259,424
DoorDash, Inc., Class A *(a) 2,616 373,382
DR Horton, Inc. (a) 3,225 615,233
DTE Energy Co. (a)(b) 4,901 629,337
Duolingo, Inc., Class A * 340 95,887
DuPont de Nemours, Inc. (a) 3,812 339,687
Dynatrace, Inc. *(a) 2,530 135,279
Eagle Materials, Inc. (a)(b) 1,140 327,921
East West Bancorp, Inc. (a) 1,700 140,658
Eaton Corp. plc (a) 1,935 641,336
Ecolab, Inc. (a) 1,366 348,781
Edison International (a) 11,636 1,013,378
Element Solutions, Inc. (a)(b) 8,038 218,312
Elevance Health, Inc. (a) 482 250,640
Eli Lilly & Co. (a) 1,494 1,323,593
EMCOR Group, Inc. (a) 970 417,614
Encompass Health Corp. (a) 961 92,871
EnerSys (a)(b) 4,316 440,448
EPAM Systems, Inc. *(a) 509 101,306
EPR Properties, REIT (a) 1,950 95,628
Equity LifeStyle Properties, Inc.,
REIT (a)(b) 2,472 176,352
Essent Group Ltd. (a) 3,011 193,577
Essential Utilities, Inc. (a)(b) 11,640 448,955
Estee Lauder Cos., Inc. (The),
Class A (a) 4,328 431,458
Euronet Worldwide, Inc. *(a) 2,235 221,779
Evercore, Inc., Class A (a) 1,218 308,568
Evergy, Inc. (a) 8,567 531,240
Eversource Energy (a)(b) 12,727 866,072
Exact Sciences Corp. *(a) 2,905 197,889
Exelixis, Inc. *(a) 3,525 91,474
Expedia Group, Inc. *(a) 2,150 318,243
Expeditors International of
Washington, Inc. (a)(b) 2,932 385,265
Experian plc (2)(a) 8,562 450,958
Exxon Mobil Corp. (a)(b) 2,835 332,319
Fair Isaac Corp. *(a)(b) 475 923,172
Fastenal Co. (a)(b) 1,127 80,490
Federal Realty Investment Trust,
REIT (a)(b) 649 74,616
Federated Hermes, Inc., Class B
(a) 12,134 446,167
Ferguson Enterprises, Inc. (a) 1,360 270,055
Fidelity National Financial, Inc. (a) 4,073 252,770
Fidelity National Information
Services, Inc. (a) 2,674 223,948
First Horizon Corp. (a) 7,330 113,835
FirstCash Holdings, Inc. (a)(b) 264 30,307
FirstEnergy Corp. (a) 4,815 213,545
Fiserv, Inc. *(a)(b) 1,637 294,087
Flowers Foods, Inc. (a)(b) 1,442 33,267
Flowserve Corp. (a) 12,382 640,026
FNB Corp. (a)(b) 19,150 270,207
Fortinet, Inc. *(a) 10,079 781,626

AQR Funds | N-PORT Part F | September 2024
See notes to Schedule of Investments.
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
September 30, 2024 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
United States - 59.2% (continued)
Franklin Resources, Inc. (a)(b) 4,875 98,231
Freeport-McMoRan, Inc. (a) 2,501 124,850
Gap, Inc. (The) (a) 2,318 51,112
Garmin Ltd. (a) 1,821 320,551
Gartner, Inc. *(a)(b) 927 469,767
Gates Industrial Corp. plc *(a)(b) 9,790 171,815
GE Aerospace (a)(b) 6,098 1,149,960
GE Vernova, Inc. *(a) 682 173,896
General Dynamics Corp. (a)(b) 1,294 391,047
General Mills, Inc. 760 56,126
General Motors Co. (a) 5,103 228,819
Genuine Parts Co. (a)(b) 1,520 212,314
Gitlab, Inc., Class A *(a) 6,478 333,876
Globe Life, Inc. (a) 1,716 181,742
GoDaddy, Inc., Class A *(a)(b) 2,080 326,102
Goodyear Tire & Rubber Co. (The)
*(a)(b) 17,405 154,034
Graham Holdings Co., Class B (a) 139 114,219
Grand Canyon Education, Inc. *(a) 2,565 363,845
Greif, Inc., Class A (a) 616 38,599
GSK plc (2)(a) 36,601 745,234
Guidewire Software, Inc. *(a) 2,121 388,016
H&R Block, Inc. (a)(b) 2,777 176,478
Hancock Whitney Corp. (a) 6,593 337,364
Hartford Financial Services Group,
Inc. (The) (a) 6,587 774,697
Hasbro, Inc. (a) 7,721 558,383
HCA Healthcare, Inc. (a)(b) 1,766 717,755
Healthcare Realty Trust, Inc., REIT
(a)(b) 3,641 66,084
Healthpeak Properties, Inc., REIT
(a) 12,194 278,877
Hexcel Corp. (a) 4,466 276,133
HF Sinclair Corp. (a) 6,152 274,195
Hilton Worldwide Holdings, Inc.
(a)(b) 1,503 346,442
Holcim AG (2)(a) 7,229 707,957
Howmet Aerospace, Inc. (a)(b) 6,455 647,114
HubSpot, Inc. *(a)(b) 281 149,380
Huntington Bancshares, Inc. (a)(b) 31,747 466,681
Huntington Ingalls Industries, Inc.
(a)(b) 1,013 267,817
Huntsman Corp. (a)(b) 10,030 242,726
IDEXX Laboratories, Inc. *(a) 115 58,100
Illinois Tool Works, Inc. 1,286 337,022
Illumina, Inc. *(a) 4,396 573,282
Independence Realty Trust, Inc.,
REIT (a) 7,483 153,402
Ingredion, Inc. (a) 2,668 366,663
Inspire Medical Systems, Inc. *(a)
(b) 1,505 317,630
Intercontinental Exchange, Inc. (a) 2,316 372,042
International Bancshares Corp. (a) 2,011 120,238
International Flavors & Fragrances,
Inc. (a) 1,024 107,448
Invesco Ltd. (a)(b) 18,899 331,866
IQVIA Holdings, Inc. *(a) 1,099 260,430
Iridium Communications, Inc. (a) 7,495 228,223
Iron Mountain, Inc., REIT (a)(b) 3,999 475,201
ITT, Inc. (a) 1,566 234,133
INVESTMENTS SHARES VALUE ($)
United States - 59.2% (continued)
Jabil, Inc. (a) 4,282 513,112
Jacobs Solutions, Inc. (a)(b) 1,184 154,986
James Hardie Industries plc,
CHESS (2)*(a) 15,784 627,219
JB Hunt Transport Services, Inc.
(a)(b) 282 48,597
Johnson Controls International
plc (a) 3,055 237,099
KB Home (a)(b) 1,550 132,820
KBR, Inc. (a) 1,661 108,181
Kemper Corp. (a) 1,020 62,475
Kinder Morgan, Inc. (a)(b) 23,853 526,913
Kirby Corp. *(a) 1,598 195,643
KKR & Co., Inc. (a) 3,414 445,800
KLA Corp. (a) 965 747,306
Kyndryl Holdings, Inc. *(a) 8,127 186,758
Labcorp Holdings, Inc. (a) 748 167,163
Lam Research Corp. (a)(b) 448 365,604
Lamar Advertising Co., Class A,
REIT (a)(b) 2,468 329,725
Lantheus Holdings, Inc. *(a)(b) 1,046 114,799
Leidos Holdings, Inc. (a) 2,539 413,857
Lennar Corp., Class A (a) 1,411 264,534
Lennox International, Inc. (a) 395 238,695
Light & Wonder, Inc. *(a) 2,803 254,316
Lincoln Electric Holdings, Inc. (a)
(b) 150 28,803
LivaNova plc *(a) 997 52,382
Live Nation Entertainment, Inc.
*(a)(b) 748 81,899
Lockheed Martin Corp. (a)(b) 573 334,953
Loews Corp. (a) 2,192 173,278
Louisiana-Pacific Corp. (a) 3,637 390,832
Lyft, Inc., Class A *(a) 23,378 298,070
M&T Bank Corp. (a)(b) 2,809 500,339
Manhattan Associates, Inc. *(a) 3,321 934,463
ManpowerGroup, Inc. (a) 2,592 190,564
Markel Group, Inc. *(a)(b) 111 174,112
Marsh & McLennan Cos., Inc. (a) 2,211 493,252
Marvell Technology, Inc. (a)(b) 3,988 287,615
Masco Corp. (a) 6,381 535,621
MasTec, Inc. *(a) 2,343 288,423
Mastercard, Inc., Class A (a) 1,040 513,552
Mattel, Inc. *(a)(b) 15,687 298,837
McCormick & Co., Inc. (Non-
Voting) (a) 726 59,750
Medical Properties Trust, Inc.,
REIT (a)(b) 22,112 129,355
Medpace Holdings, Inc. *(a)(b) 1,222 407,904
Medtronic plc (a) 6,675 600,950
Merck & Co., Inc. (a) 1,108 125,824
Meta Platforms, Inc., Class A 156 89,301
MetLife, Inc. (a) 3,960 326,621
Mettler-Toledo International, Inc.
*(a)(b) 268 401,920
MGIC Investment Corp. (a) 5,519 141,286
Mohawk Industries, Inc. *(a) 3,024 485,896
Molson Coors Beverage Co., Class
B (a)(b) 5,347 307,559

Consolidated Schedule of Investments
September 30, 2024 (Unaudited)
AQR MANAGED FUTURES STRATEGY HV FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | September 2024

(Continued)
INVESTMENTS SHARES VALUE ($)
United States - 59.2% (continued)
Mondelez International, Inc., Class
A (a) 8,303 611,682
MongoDB, Inc., Class A *(a)(b) 476 128,687
Monolithic Power Systems, Inc.
(a)(b) 397 367,027
Moody's Corp. (a)(b) 644 305,636
Morgan Stanley (a) 4,435 462,304
Morningstar, Inc. (a) 210 67,015
Motorola Solutions, Inc. (a)(b) 1,822 819,226
MSCI, Inc., Class A (a) 268 156,225
Murphy USA, Inc. (a) 394 194,191
Natera, Inc. *(a)(b) 2,865 363,712
National Fuel Gas Co. (a) 3,421 207,347
NetApp, Inc. (a) 4,507 556,660
Netflix, Inc. *(a) 174 123,413
New Jersey Resources Corp. (a) 6,076 286,787
New York Times Co. (The), Class
A (a) 4,328 240,940
NewMarket Corp. (a) 322 177,709
News Corp., Class A (a) 12,336 328,508
Nexstar Media Group, Inc., Class
A (a)(b) 569 94,084
NextEra Energy, Inc. (a)(b) 5,500 464,915
NiSource, Inc. (a) 11,933 413,478
Northrop Grumman Corp. (a) 254 134,130
Northwestern Energy Group, Inc.
(a) 530 30,327
Norwegian Cruise Line Holdings
Ltd. *(a) 19,077 391,269
Nutanix, Inc., Class A *(a) 6,731 398,812
nVent Electric plc (a)(b) 3,469 243,732
NVIDIA Corp. (a) 11,222 1,362,799
NVR, Inc. *(a) 13 127,553
OGE Energy Corp. (a)(b) 1,583 64,935
Old Dominion Freight Line, Inc.
(a)(b) 1,347 267,568
Olin Corp. (a)(b) 4,643 222,771
Omega Healthcare Investors, Inc.,
REIT (a) 11,556 470,329
Omnicom Group, Inc. (a)(b) 1,528 157,980
OneMain Holdings, Inc. (a) 1,736 81,714
Onto Innovation, Inc. *(a)(b) 607 125,989
Oracle Corp. (a)(b) 3,324 566,410
O'Reilly Automotive, Inc. *(a) 316 363,906
Oshkosh Corp. (a)(b) 1,731 173,464
Otis Worldwide Corp. 2,934 304,960
Ovintiv, Inc. (a) 9,997 382,985
Owens Corning (a) 1,978 349,157
Packaging Corp. of America (a) 4,722 1,017,118
Palantir Technologies, Inc., Class
A *(a)(b) 3,514 130,721
Paramount Global, Class B (a)(b) 10,318 109,577
Park Hotels & Resorts, Inc., REIT
(a)(b) 26,293 370,731
Parker-Hannifin Corp. (a) 547 345,606
Parsons Corp. *(a) 2,739 283,980
Paycor HCM, Inc. *(a)(b) 2,764 39,221
PayPal Holdings, Inc. *(a)(b) 4,852 378,602
Pegasystems, Inc. (a) 3,028 221,317
Penn Entertainment, Inc. *(a)(b) 2,463 46,452
INVESTMENTS SHARES VALUE ($)
United States - 59.2% (continued)
Penske Automotive Group, Inc. (a) 1,793 291,219
Pentair plc (a) 3,958 387,053
Performance Food Group Co. *(a) 2,488 194,985
Pfizer, Inc. (a)(b) 10,649 308,182
PG&E Corp. (a) 3,656 72,279
Philip Morris International, Inc. (a) 7,461 905,765
Pilgrim's Pride Corp. *(a)(b) 7,411 341,277
Pinterest, Inc., Class A *(a) 6,872 222,447
Playtika Holding Corp. (a) 9,572 75,810
PNC Financial Services Group,
Inc. (The) (a) 2,756 509,447
Popular, Inc. 3,624 363,378
PPL Corp. (a) 29,316 969,773
Primerica, Inc. (a) 312 82,727
Principal Financial Group, Inc. (a) 1,844 158,400
Progressive Corp. (The) (a) 2,486 630,847
Prologis, Inc., REIT (a)(b) 2,953 372,905
Public Storage, REIT (a)(b) 1,262 459,204
PulteGroup, Inc. (a)(b) 3,105 445,661
PVH Corp. (a) 3,573 360,266
QIAGEN NV (2)*(a) 618 27,936
Qualys, Inc. *(a) 1,354 173,935
QuantumScape Corp. *(a)(b) 6,667 38,335
QuidelOrtho Corp. *(a) 4,669 212,906
Ralph Lauren Corp., Class A (a) 1,070 207,441
Rambus, Inc. *(a)(b) 1,266 53,451
Regions Financial Corp. 1,740 40,594
Reinsurance Group of America,
Inc. (a) 1,165 253,819
ResMed, Inc. (a) 319 77,874
ROBLOX Corp., Class A *(a)(b) 4,279 189,389
Roku, Inc., Class A *(a)(b) 3,244 242,197
Ross Stores, Inc. (a)(b) 2,398 360,923
Royal Gold, Inc. (a) 3,792 532,018
Ryder System, Inc. (a) 1,619 236,050
S&P Global, Inc. (a) 713 368,350
Sabra Health Care REIT, Inc.,
REIT (a) 19,630 365,314
Samsara, Inc., Class A *(a)(b) 5,586 268,798
SBA Communications Corp., REIT
(a) 866 208,446
Schneider Electric SE (2)(a) 4,234 1,116,115
Scotts Miracle-Gro Co. (The) (a) 9,560 828,852
Seaboard Corp. (a) 21 65,877
Seagate Technology Holdings plc
(a)(b) 1,220 133,627
Sealed Air Corp. (a) 5,349 194,169
Selective Insurance Group, Inc.
(a)(b) 816 76,133
SentinelOne, Inc., Class A *(a)(b) 4,765 113,979
ServiceNow, Inc. *(a) 886 792,430
SharkNinja, Inc. (a)(b) 653 70,988
Shell plc (2)(a) 11,717 380,120
Sherwin-Williams Co. (The) (a) 3,832 1,462,558
Signify NV (2)(a)(c) 3,643 85,937
Simon Property Group, Inc., REIT
(a) 663 112,060
Skechers USA, Inc., Class A *(a) 6,038 404,063
SLM Corp. (a)(b) 5,709 130,565
Smartsheet, Inc., Class A *(a) 3,664 202,839

AQR Funds | N-PORT Part F | September 2024
See notes to Schedule of Investments.
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
September 30, 2024 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
United States - 59.2% (continued)
Snap, Inc., Class A *(a)(b) 25,690 274,883
Snap-on, Inc. (a) 244 70,689
Sonoco Products Co. (a) 1,093 59,711
Sotera Health Co. *(a)(b) 8,314 138,844
Spectrum Brands Holdings, Inc.
(a)(b) 1,275 121,304
SS&C Technologies Holdings, Inc.
(a) 9,020 669,374
Stanley Black & Decker, Inc. (a)(b) 3,975 437,767
Stifel Financial Corp. (a) 2,442 229,304
Stryker Corp. (a)(b) 2,385 861,605
Synovus Financial Corp. (a)(b) 3,922 174,411
Tapestry, Inc. (a) 4,376 205,584
Targa Resources Corp. (a) 3,086 456,759
Taylor Morrison Home Corp., Class
A *(a)(b) 4,394 308,722
TD SYNNEX Corp. (a) 3,090 371,047
Teleflex, Inc. (a) 626 154,822
Tenet Healthcare Corp. *(a) 3,646 605,965
Teradata Corp. *(a)(b) 5,071 153,854
Terex Corp. (a)(b) 3,707 196,137
Texas Capital Bancshares, Inc.
*(a)(b) 4,549 325,072
Texas Pacific Land Corp. (a) 285 252,151
Texas Roadhouse, Inc., Class A (a) 3,308 584,193
Textron, Inc. (a) 3,514 311,270
Thermo Fisher Scientific, Inc. (a)(b) 1,499 927,236
TJX Cos., Inc. (The) (a) 3,488 409,980
Toll Brothers, Inc. (a) 3,806 587,989
Trade Desk, Inc. (The), Class A
*(a)(b) 2,320 254,388
Trane Technologies plc (a) 1,725 670,559
TransDigm Group, Inc. (a) 104 148,422
TransUnion (a) 8,463 886,076
Travel + Leisure Co. (a) 3,973 183,076
Travelers Cos., Inc. (The) (a) 3,083 721,792
Trimble, Inc. *(a)(b) 2,564 159,199
Truist Financial Corp. (a) 3,474 148,583
Twilio, Inc., Class A *(a) 3,151 205,508
Tyson Foods, Inc., Class A (a) 4,973 296,192
UDR, Inc., REIT (a) 990 44,887
UFP Industries, Inc. (a) 2,754 361,352
UGI Corp. (a)(b) 2,856 71,457
UiPath, Inc., Class A *(a)(b) 15,523 198,694
Ultragenyx Pharmaceutical, Inc.
*(a) 7,111 395,016
UMB Financial Corp. (a)(b) 1,496 157,245
Under Armour, Inc., Class A *(a)(b) 22,439 199,931
United Airlines Holdings, Inc. *(a)
(b) 4,914 280,393
United Rentals, Inc. (a)(b) 321 259,923
United Therapeutics Corp. *(a) 1,303 466,930
Universal Display Corp. (a)(b) 805 168,970
Universal Health Services, Inc.,
Class B (a) 2,130 487,791
Unum Group (a) 1,314 78,104
US Bancorp (a) 4,632 211,821
US Foods Holding Corp. *(a) 4,992 307,008
UWM Holdings Corp., Class A (a)
(b) 6,055 51,589
INVESTMENTS SHARES VALUE ($)
United States - 59.2% (continued)
Veeva Systems, Inc., Class A *(a) 1,324 277,868
Ventas, Inc., REIT (a) 9,546 612,185
VeriSign, Inc. *(a) 3,447 654,792
Verisk Analytics, Inc., Class A (a) 1,498 401,404
Verizon Communications, Inc. (a)
(b) 14,934 670,686
Vertiv Holdings Co., Class A (a) 1,521 151,324
Viking Therapeutics, Inc. *(a)(b) 1,167 73,883
Visa, Inc., Class A (a) 1,351 371,457
Vistra Corp. 1,039 123,163
Vulcan Materials Co. (a)(b) 942 235,905
W R Berkley Corp. (a) 6,270 355,697
Walmart, Inc. (a) 13,482 1,088,671
Walt Disney Co. (The) (a) 3,491 335,799
Waste Connections, Inc. (a) 1,443 258,037
Waters Corp. *(a)(b) 622 223,852
Wayfair, Inc., Class A *(a)(b) 9,865 554,216
Weatherford International plc (a)(b) 1,316 111,755
WEC Energy Group, Inc. (a)(b) 4,125 396,743
Welltower, Inc., REIT (a)(b) 5,855 749,616
Wendy's Co. (The) (a) 13,052 228,671
WESCO International, Inc. (a) 3,138 527,121
Western Alliance Bancorp (a) 2,910 251,686
Westinghouse Air Brake
Technologies Corp. (a) 4,947 899,216
Williams-Sonoma, Inc. (a)(b) 2,823 437,339
Willis Towers Watson plc (a) 805 237,097
Wingstop, Inc. (a) 914 380,297
Wintrust Financial Corp. (a) 692 75,103
Woodward, Inc. (a) 2,127 364,802
WW Grainger, Inc. (a) 298 309,565
Xcel Energy, Inc. (a) 21,187 1,383,510
Zebra Technologies Corp., Class
A *(a)(b) 629 232,931
Ziff Davis, Inc. *(a)(b) 813 39,561
Zions Bancorp NA (a) 3,647 172,211
Zoetis, Inc., Class A (a)(b) 2,934 573,245
Zoom Video Communications, Inc.,
Class A *(a) 7,169 499,966
157,173,769
TOTAL COMMON STOCKS
(Cost $241,430,911) 263,964,992
SHORT-TERM INVESTMENTS - 88.8%
INVESTMENT COMPANIES - 34 .9%
Goldman Sachs Financial Square
Funds - Treasury Instruments
Fund, Institutional Shares, 4.75%
(d)(e) 7,454,433 7,454,433
Limited Purpose Cash Investment
Fund, 4.90% (d) 85,554,696 85,529,030
TOTAL INVESTMENT COMPANIES
(Cost $92,974,464) 92,983,463
—

Consolidated Schedule of Investments
September 30, 2024 (Unaudited)
AQR MANAGED FUTURES STRATEGY HV FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | September 2024

(Continued)
INVESTMENTS
PRINCIPAL
AMOUNT VALUE ($)
U.S. TREASURY OBLIGATIONS - 53 .9%
U.S. Treasury Bills
5.29%, 10/17/2024 (2)(f) $ 16,806,000 16,770,875
5.30%, 10/24/2024 (2)(f) 15,000,000 14,954,743
5.30%, 10/31/2024 (2)(f)(g) 21,000,000 20,918,179
5.29%, 11/7/2024 (2)(f)(g) 1,852,000 1,843,058
5.30%, 11/14/2024 (2)(f) 1,902,000 1,891,167
5.29%, 12/5/2024 (2)(f) 3,397,000 3,369,265
5.28%, 12/12/2024 (2)(f)(g) 456,000 451,923
5.21%, 1/9/2025 (2)(f) 1,337,000 1,320,491
5.12%, 1/23/2025 (2)(f) 2,334,000 2,301,230
5.06%, 1/30/2025 (2)(f) 203,000 200,020
4.81%, 2/6/2025 (2)(f) 2,692,000 2,650,005
4.89%, 2/20/2025 (2)(f)(g) 3,283,000 3,226,653
4.80%, 2/27/2025 (2)(f) 5,425,000 5,327,776
4.76%, 3/6/2025 (2)(f)(g) 8,805,000 8,639,980
4.64%, 3/13/2025 (2)(f)(g) 2,788,000 2,733,972
4.51%, 3/20/2025 (2)(f)(g) 9,084,000 8,899,759
4.35%, 3/27/2025 (2)(f) 24,371,000 23,861,148
4.31%, 4/3/2025 (2)(f) 24,495,000 23,971,949
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $143,267,306) 143,332,193
TOTAL SHORT-TERM INVESTMENTS
(Cost $236,241,770) 236,315,656
TOTAL LONG POSITIONS
(Cost $477,672,681) 500,280,648
SHARES
SHORT POSITIONS - (101.4)%
COMMON STOCKS - (100.7)%
Argentina - ( 0 .1 ) %
Arcadium Lithium plc (78,856) (224,740)
Australia - ( 2 .9 ) %
ALS Ltd. (2) (9,363) (92,820)
Ampol Ltd. (2) (14,746) (311,053)
ANZ Group Holdings Ltd. (2) (6,657) (139,903)
APA Group (2) (65,124) (348,526)
Atlas Arteria Ltd. (2) (36,746) (123,830)
Aurizon Holdings Ltd. (2) (34,888) (84,875)
BHP Group Ltd. (2) (890) (27,631)
BlueScope Steel Ltd. (2) (9,135) (139,445)
Cleanaway Waste Management
Ltd. (2) (13,442) (27,230)
Endeavour Group Ltd. (2) (59,312) (205,109)
Glencore plc (2) (86,287) (494,136)
IDP Education Ltd. (2) (23,116) (253,239)
IGO Ltd. (2) (35,056) (140,787)
Medibank Pvt Ltd. (2) (84,857) (214,090)
Mineral Resources Ltd. (2) (8,145) (290,398)
National Australia Bank Ltd. (2) (16,412) (424,912)
New Hope Corp. Ltd. (2) (50,054) (179,516)
NEXTDC Ltd. (2) (17,461) (210,569)
Pilbara Minerals Ltd. (2) (113,556) (255,419)
QBE Insurance Group Ltd. (2) (20,807) (237,586)
Ramsay Health Care Ltd. (2) (19,057) (547,006)
Reece Ltd. (2) (3,239) (63,520)
Rio Tinto plc (2) (6,486) (460,426)
Santos Ltd. (2) (9,302) (45,072)
SEEK Ltd. (2) (9,192) (157,350)
INVESTMENTS SHARES VALUE ($)
Australia - (2.9)% (continued)
Sonic Healthcare Ltd. (2) (9,825) (184,796)
Suncorp Group Ltd. (2) (16,794) (209,711)
Telstra Group Ltd. (2) (101,950) (272,872)
Transurban Group (2) (21,526) (194,489)
Treasury Wine Estates Ltd. (2) (24,770) (204,487)
Washington H Soul Pattinson &
Co. Ltd. (2) (8,528) (204,269)
Woodside Energy Group Ltd. (2) (31,604) (544,766)
Woolworths Group Ltd. (2) (22,389) (514,483)
(7,804,321)
Belgium - ( 0 .4 ) %
Anheuser-Busch InBev SA/NV (2) (3,494) (231,538)
Elia Group SA/NV (2) (1,397) (159,663)
KBC Group NV (2) (3,823) (304,150)
Umicore SA (2) (31,142) (404,165)
(1,099,516)
Brazil - ( 0 .1 ) %
Yara International ASA (2) (10,715) (338,522)
Burkina Faso - ( 0 .1 ) %
Endeavour Mining plc (2) (9,515) (225,175)
Canada - ( 2 .4 ) %
Air Canada (25,826) (312,979)
Alimentation Couche-Tard, Inc. (4,165) (230,261)
Bank of Montreal (3,684) (332,430)
BCE, Inc. (2,244) (78,016)
Brookfield Asset Management Ltd.,
Class A (10,488) (495,844)
CAE, Inc. (10,137) (190,305)
Cameco Corp. (1,189) (56,802)
Canadian Pacific Kansas City Ltd. (6,395) (546,941)
CGI, Inc. (2,053) (236,229)
Descartes Systems Group, Inc.
(The) (280) (28,813)
Element Fleet Management Corp. (3,234) (68,771)
Franco-Nevada Corp. (1,640) (203,695)
Imperial Oil Ltd. (5,954) (418,888)
Magna International, Inc. (6,185) (253,720)
Metro, Inc., Class A (2,088) (131,985)
Northland Power, Inc. (10,174) (175,503)
Nutrien Ltd. (8,172) (392,693)
Open Text Corp. (5,225) (173,928)
Pan American Silver Corp. (2,587) (54,018)
Parkland Corp. (3,718) (95,833)
RB Global, Inc. (5,167) (415,859)
Restaurant Brands International,
Inc. (4,929) (355,666)
Rogers Communications, Inc.,
Class B (825) (33,172)
Stantec, Inc. (926) (74,466)
Sun Life Financial, Inc. (6,139) (356,098)
Teck Resources Ltd., Class B (4,590) (239,741)
TMX Group Ltd. (3,099) (97,132)
Tourmaline Oil Corp. (6,286) (291,932)
WSP Global, Inc. (924) (164,160)
(6,505,880)

AQR Funds | N-PORT Part F | September 2024
See notes to Schedule of Investments.
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
September 30, 2024 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
Chile - ( 0 .3 ) %
Antofagasta plc (2) (14,513) (391,196)
Lundin Mining Corp. (31,990) (335,168)
(726,364)
China - ( 0 .1 ) %
Wilmar International Ltd. (2) (72,300) (187,518)
Denmark - ( 1 .0 ) %
AP Moller - Maersk A/S, Class B
(2) (467) (785,861)
Coloplast A/S, Class B (2) (2,950) (384,519)
DSV A/S (2) (3,884) (799,366)
Genmab A/S (2) (1,340) (324,861)
GN Store Nord A/S (2) (1,175) (26,184)
Jyske Bank A/S (Registered) (2) (1,102) (85,770)
Tryg A/S (2) (9,336) (221,401)
(2,627,962)
Finland - ( 1 .0 ) %
Kesko OYJ, Class B (2) (1,300) (27,735)
Metso OYJ (2) (51,916) (555,108)
Neste OYJ (2) (31,161) (605,397)
Nokia OYJ (2) (6,227) (27,188)
Nordea Bank Abp (2) (26,678) (314,940)
Orion OYJ, Class B (2) (902) (49,424)
Sampo OYJ, Class A (2) (12,923) (602,734)
Stora Enso OYJ, Class R (2) (13,424) (171,748)
Valmet OYJ (2) (8,981) (288,079)
(2,642,353)
France - ( 2 .2 ) %
Aeroports de Paris SA (2) (2,459) (315,803)
Alstom SA (2) (1,298) (26,968)
Alten SA (2) (372) (41,587)
BioMerieux (2) (1,188) (142,381)
Bollore SE (2) (14,843) (99,079)
Bureau Veritas SA (2) (1,826) (60,580)
Capgemini SE (2) (5,064) (1,093,321)
Cie Generale des Etablissements
Michelin SCA (2) (4,649) (188,811)
Credit Agricole SA (2) (4,240) (64,842)
Dassault Systemes SE (2) (9,779) (388,430)
Edenred SE (2) (20,752) (785,995)
Kering SA (2) (2,194) (631,548)
Legrand SA (2) (1,058) (121,888)
LVMH Moet Hennessy Louis
Vuitton SE (2) (218) (167,179)
Pernod Ricard SA (2) (4,401) (665,838)
Sartorius Stedim Biotech (2) (1,201) (251,464)
SEB SA (2) (631) (72,026)
SOITEC (2) (462) (46,273)
Teleperformance SE (2) (1,788) (184,969)
Ubisoft Entertainment SA (2) (30,582) (343,359)
Worldline SA (2)(c) (18,198) (132,602)
(5,824,943)
Germany - ( 2 .5 ) %
Aurubis AG (2) (2,741) (201,107)
Bayerische Motoren Werke AG (2) (3,402) (300,861)
Bechtle AG (2) (7,580) (339,069)
Brenntag SE (2) (9,378) (699,998)
INVESTMENTS SHARES VALUE ($)
Germany - (2.5)% (continued)
Carl Zeiss Meditec AG (2) (1,468) (116,463)
Continental AG (2) (2,313) (149,891)
CTS Eventim AG & Co. KGaA (2) (1,141) (118,807)
Daimler Truck Holding AG (2) (12,482) (468,666)
Deutsche Bank AG (Registered)
(2) (21,363) (369,829)
Deutsche Lufthansa AG
(Registered) (2) (11,096) (81,271)
Deutsche Post AG (2) (19,923) (888,699)
Infineon Technologies AG (2) (25,850) (907,541)
Merck KGaA (2) (3,262) (575,844)
Puma SE (2) (8,546) (357,360)
RWE AG (2) (19,112) (696,304)
Siemens AG (Registered) (2) (134) (27,109)
thyssenkrupp AG (2) (52,046) (201,646)
Wacker Chemie AG (2) (2,507) (247,963)
(6,748,428)
Hong Kong - ( 0 .1 ) %
Prudential plc (2) (30,902) (286,685)
Ireland - ( 0 .2 ) %
Accenture plc, Class A (1,722) (608,693)
Italy - ( 1 .1 ) %
Amplifon SpA (2) (5,647) (162,524)
BPER Banca SpA (2) (77,660) (437,555)
Eni SpA (2) (9,328) (141,949)
FinecoBank Banca Fineco SpA (2) (21,674) (371,968)
Infrastrutture Wireless Italiane SpA
(2)(c) (5,488) (67,499)
Interpump Group SpA (2) (2,494) (116,508)
Leonardo SpA (2) (10,920) (244,404)
Mediobanca Banca di Credito
Finanziario SpA (2) (16,920) (289,102)
Moncler SpA (2) (7,542) (479,496)
Recordati Industria Chimica e
Farmaceutica SpA (2) (2,735) (154,763)
Reply SpA (2) (1,127) (169,951)
Snam SpA (2) (34,327) (174,853)
(2,810,572)
Japan - ( 14 .1 ) %
AGC, Inc. (2) (5,800) (188,211)
Allegro MicroSystems, Inc. (30,706) (715,450)
Asahi Intecc Co. Ltd. (2) (9,000) (158,340)
Bridgestone Corp. (2) (12,500) (482,724)
Brother Industries Ltd. (2) (9,400) (184,357)
Central Japan Railway Co. (2) (41,400) (955,929)
Chubu Electric Power Co., Inc. (2) (12,600) (148,077)
Concordia Financial Group Ltd. (2) (47,700) (266,260)
Daifuku Co. Ltd. (2) (11,600) (224,551)
Dai-ichi Life Holdings, Inc. (2) (5,500) (142,710)
Daiichi Sankyo Co. Ltd. (2) (23,900) (789,473)
Dentsu Group, Inc. (2) (8,900) (274,315)
Eisai Co. Ltd. (2) (9,500) (354,112)
ENEOS Holdings, Inc. (2) (76,300) (417,755)
FANUC Corp. (2) (15,100) (443,493)
Hakuhodo DY Holdings, Inc. (2) (22,800) (186,830)
Hamamatsu Photonics KK (2) (61,000) (795,941)

Consolidated Schedule of Investments
September 30, 2024 (Unaudited)
AQR MANAGED FUTURES STRATEGY HV FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | September 2024

(Continued)
INVESTMENTS SHARES VALUE ($)
Japan - (14.1)% (continued)
Hitachi Construction Machinery
Co. Ltd. (2) (25,400) (622,556)
Hoshizaki Corp. (2) (7,000) (243,781)
Ibiden Co. Ltd. (2) (21,900) (676,862)
Iida Group Holdings Co. Ltd. (2) (4,900) (75,673)
Isetan Mitsukoshi Holdings Ltd. (2) (10,800) (169,544)
Japan Airport Terminal Co. Ltd. (2) (4,200) (151,564)
Japan Post Bank Co. Ltd. (2) (75,700) (710,616)
Japan Post Insurance Co. Ltd. (2) (16,500) (303,041)
Kansai Electric Power Co., Inc.
(The) (2) (25,700) (425,923)
Kansai Paint Co. Ltd. (2) (7,600) (135,752)
Keio Corp. (2) (3,900) (93,058)
Keisei Electric Railway Co. Ltd. (2) (35,800) (1,067,302)
Kikkoman Corp. (2) (28,800) (327,644)
Kintetsu Group Holdings Co. Ltd.
(2) (22,500) (560,354)
Kobayashi Pharmaceutical Co.
Ltd. (2) (13,500) (536,925)
Koito Manufacturing Co. Ltd. (2) (27,200) (378,432)
Kose Corp. (2) (5,400) (348,698)
Kubota Corp. (2) (77,200) (1,102,295)
Kyocera Corp. (2) (5,100) (59,605)
Kyoto Financial Group, Inc. (2) (6,100) (94,597)
Kyowa Kirin Co. Ltd. (2) (34,600) (610,577)
Lasertec Corp. (2) (1,400) (233,417)
LY Corp. (2) (213,000) (620,852)
M3, Inc. (2) (3,200) (32,045)
Marui Group Co. Ltd. (2) (7,200) (120,413)
MatsukiyoCocokara & Co. (2) (20,800) (342,687)
MEIJI Holdings Co. Ltd. (2) (15,700) (392,695)
MINEBEA MITSUMI, Inc. (2) (16,100) (318,240)
Mitsubishi Corp. (2) (13,300) (276,372)
Mitsubishi Electric Corp. (2) (18,000) (291,977)
Mitsubishi HC Capital, Inc. (2) (38,400) (272,722)
Mitsubishi UFJ Financial Group,
Inc. (2) (43,600) (447,711)
Mitsui & Co. Ltd. (2) (5,500) (123,002)
NIDEC Corp. (2) (17,800) (374,745)
Nikon Corp. (2) (15,400) (159,500)
Nippon Paint Holdings Co. Ltd. (2) (66,300) (504,936)
Nippon Sanso Holdings Corp. (2) (3,300) (121,120)
Nippon Steel Corp. (2) (26,400) (591,680)
Nissan Chemical Corp. (2) (7,400) (265,648)
Nissan Motor Co. Ltd. (2) (323,700) (919,513)
Nissin Foods Holdings Co. Ltd. (2) (5,000) (139,721)
Nomura Holdings, Inc. (2) (40,400) (210,847)
Odakyu Electric Railway Co. Ltd.
(2) (12,700) (141,653)
Omron Corp. (2) (7,500) (342,898)
Ono Pharmaceutical Co. Ltd. (2) (51,600) (692,644)
Open House Group Co. Ltd. (2) (6,900) (260,997)
Oriental Land Co. Ltd. (2) (23,600) (610,471)
Panasonic Holdings Corp. (2) (20,100) (176,574)
Renesas Electronics Corp. (2) (39,700) (576,153)
Resona Holdings, Inc. (2) (19,000) (133,135)
Rohm Co. Ltd. (2) (86,500) (974,481)
SCREEN Holdings Co. Ltd. (2) (5,100) (358,639)
Sekisui House Ltd. (2) (15,800) (438,698)
SG Holdings Co. Ltd. (2) (15,300) (164,098)
INVESTMENTS SHARES VALUE ($)
Japan - (14.1)% (continued)
Sharp Corp. (2) (9,400) (62,516)
Shimadzu Corp. (2) (3,600) (120,408)
Shiseido Co. Ltd. (2) (14,100) (383,474)
SMC Corp. (2) (2,000) (894,441)
SoftBank Corp. (2) (779,000) (1,017,055)
Sompo Holdings, Inc. (2) (17,100) (385,448)
Subaru Corp. (2) (25,300) (447,586)
SUMCO Corp. (2) (113,700) (1,229,772)
Sumitomo Metal Mining Co. Ltd.
(2) (9,300) (279,096)
Sysmex Corp. (2) (7,000) (138,556)
T&D Holdings, Inc. (2) (18,700) (329,696)
Taiyo Yuden Co. Ltd. (2) (24,600) (506,601)
TIS, Inc. (2) (10,100) (257,820)
Tokyo Electric Power Co. Holdings,
Inc. (2) (78,400) (347,709)
Tokyo Gas Co. Ltd. (2) (7,000) (163,052)
Tokyu Corp. (2) (6,900) (89,354)
TOTO Ltd. (2) (3,500) (130,191)
Toyota Industries Corp. (2) (7,900) (612,586)
Unicharm Corp. (2) (13,800) (497,156)
Welcia Holdings Co. Ltd. (2) (11,900) (169,075)
West Japan Railway Co. (2) (7,500) (142,435)
Yamaha Corp. (2) (82,800) (716,022)
Yamato Holdings Co. Ltd. (2) (33,300) (379,208)
Yaskawa Electric Corp. (2) (34,900) (1,221,723)
(37,574,591)
Jordan - ( 0 .1 ) %
Hikma Pharmaceuticals plc (2) (8,473) (216,821)
Luxembourg - ( 0 .3 ) %
Aperam SA (2) (294) (9,216)
ArcelorMittal SA (2) (14,621) (382,846)
Eurofins Scientific SE (2) (6,499) (412,044)
(804,106)
Netherlands - ( 1 .5 ) %
Aegon Ltd. (2) (8,900) (57,166)
ASML Holding NV (2) (834) (693,772)
ASR Nederland NV (2) (10,672) (523,167)
BE Semiconductor Industries NV
(2) (1,364) (173,965)
Heineken NV (2) (6,435) (571,236)
IMCD NV (2) (1,462) (253,971)
Koninklijke Ahold Delhaize NV (13,232) (457,047)
OCI NV (2) (3,558) (101,437)
Randstad NV (2) (7,385) (366,932)
Universal Music Group NV (2) (32,776) (857,461)
(4,056,154)
Norway - ( 0 .6 ) %
DNB Bank ASA (2) (16,357) (335,434)
Equinor ASA (2) (35,039) (886,440)
Gjensidige Forsikring ASA (10,585) (198,000)
Salmar ASA (3,364) (176,441)
TOMRA Systems ASA (2) (8,636) (126,937)
(1,723,252)

AQR Funds | N-PORT Part F | September 2024
See notes to Schedule of Investments.
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
September 30, 2024 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
Portugal - ( 0 .1 ) %
Banco Comercial Portugues SA,
Class R (2) (106,718) (48,158)
EDP SA (2) (29,400) (134,088)
Galp Energia SGPS SA (2) (4,522) (84,640)
(266,886)
Singapore - ( 0 .9 ) %
CapitaLand Investment Ltd. (2) (113,800) (275,142)
Keppel Ltd. (2) (101,700) (522,399)
Oversea-Chinese Banking Corp.
Ltd. (2) (10,900) (127,595)
Seatrium Ltd. (2) (61,200) (84,775)
Singapore Airlines Ltd. (2) (53,400) (281,894)
STMicroelectronics NV (2) (17,927) (535,378)
United Overseas Bank Ltd. (2) (25,800) (644,019)
(2,471,202)
South Africa - ( 0 .2 ) %
Anglo American plc (2) (15,609) (507,382)
Spain - ( 0 .7 ) %
Acciona SA (2) (1,146) (162,591)
Amadeus IT Group SA (2) (6,033) (436,925)
Bankinter SA (2) (22,774) (201,048)
Enagas SA (2) (7,207) (110,551)
Fluidra SA (2) (4,691) (122,973)
Redeia Corp. SA (2) (9,381) (182,377)
Repsol SA (2) (27,901) (367,994)
Telefonica SA (2) (33,372) (163,259)
(1,747,718)
Sweden - ( 2 .0 ) %
Assa Abloy AB, Class B (2) (9,677) (326,017)
Axfood AB (2) (3,018) (85,060)
Beijer Ref AB, Class B (2) (18,017) (296,626)
Billerud Aktiebolag (2) (4,393) (50,402)
Boliden AB (2) (807) (27,389)
Embracer Group AB, Class B (2) (53,590) (139,207)
Epiroc AB, Class A (2) (22,127) (479,258)
EQT AB (2) (7,653) (262,712)
Holmen AB, Class B (2) (5,611) (242,931)
Husqvarna AB, Class B (2) (24,335) (170,460)
Lifco AB, Class B (2) (7,687) (253,161)
Nibe Industrier AB, Class B (2) (58,070) (318,263)
Saab AB, Class B (2) (3,564) (75,951)
Securitas AB, Class B (2) (37,606) (477,403)
Skandinaviska Enskilda Banken
AB, Class A (2) (18,858) (288,683)
Skanska AB, Class B (2) (18,840) (392,725)
SSAB AB, Class B (2) (58,221) (298,102)
Svenska Cellulosa AB SCA, Class
B (2) (7,603) (110,846)
Svenska Handelsbanken AB,
Class A (2) (53,156) (546,015)
Swedbank AB, Class A (2) (12,235) (259,696)
Volvo Car AB, Class B (2) (33,879) (93,269)
(5,194,176)
INVESTMENTS SHARES VALUE ($)
Switzerland - ( 3 .6 ) %
Avolta AG (2) (14,857) (628,831)
Bachem Holding AG, Class B (2) (2,178) (183,608)
Baloise Holding AG (Registered)
(2) (2,469) (504,895)
Banque Cantonale Vaudoise
(Registered) (2) (1,628) (168,146)
Barry Callebaut AG (Registered)
(2) (385) (712,804)
BKW AG (2) (289) (52,407)
Chocoladefabriken Lindt &
Spruengli AG (2) (28) (361,198)
Cie Financiere Richemont SA
(Registered) (2) (2,838) (450,687)
Clariant AG (Registered) (2) (37,806) (572,992)
EMS-Chemie Holding AG
(Registered) (2) (235) (197,454)
Galenica AG (2)(c) (1,460) (128,635)
Geberit AG (Registered) (2) (52) (33,946)
Georg Fischer AG (Registered) (2) (1,361) (103,016)
Helvetia Holding AG (Registered)
(2) (2,059) (356,064)
Julius Baer Group Ltd. (2) (2,190) (132,066)
Partners Group Holding AG (2) (191) (287,966)
Schindler Holding AG (2) (1,324) (388,600)
SGS SA (Registered) (2) (2,059) (229,911)
SIG Group AG (2) (38,869) (866,580)
Swatch Group AG (The) (2) (2,336) (500,901)
Swiss Life Holding AG (Registered)
(2) (655) (548,077)
Swisscom AG (Registered) (2) (1,576) (1,029,930)
Tecan Group AG (Registered) (2) (897) (294,772)
Temenos AG (Registered) (2) (3,594) (251,630)
UBS Group AG (Registered) (2) (16,787) (519,458)
(9,504,574)
United Kingdom - ( 3 .3 ) %
abrdn plc (2) (23,698) (51,729)
Admiral Group plc (2) (1,790) (66,722)
Ashtead Group plc (2) (3,281) (254,215)
AstraZeneca plc (2) (3,405) (530,453)
B&M European Value Retail SA (2) (5,613) (31,261)
Bellway plc (3,826) (159,286)
Berkeley Group Holdings plc (2) (1,979) (125,175)
BT Group plc (2) (129,088) (255,861)
Burberry Group plc (2) (69,353) (650,362)
Croda International plc (2) (1,224) (69,159)
Diageo plc (2) (21,334) (745,194)
Hays plc (2) (43,014) (53,396)
HSBC Holdings plc (2) (17,023) (152,714)
Informa plc (2) (3,081) (33,883)
Investec plc (2) (6,947) (52,874)
J Sainsbury plc (2) (31,921) (126,322)
JD Sports Fashion plc (2) (164,698) (339,598)
Johnson Matthey plc (2) (3,166) (64,565)
Kingfisher plc (2) (58,034) (250,460)
Legal & General Group plc (2) (93,509) (283,406)
Lloyds Banking Group plc (2) (149,869) (117,841)
Melrose Industries plc (2) (46,696) (285,386)
NatWest Group plc (2) (12,005) (55,575)
Pennon Group plc (3,416) (27,037)

Consolidated Schedule of Investments
September 30, 2024 (Unaudited)
AQR MANAGED FUTURES STRATEGY HV FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | September 2024

(Continued)
INVESTMENTS SHARES VALUE ($)
United Kingdom - (3.3)% (continued)
Persimmon plc (2) (6,235) (137,207)
Reckitt Benckiser Group plc (2) (10,654) (651,856)
Rentokil Initial plc (2) (45,885) (224,372)
RS GROUP plc (2) (5,505) (59,833)
Schroders plc (2) (47,665) (223,347)
Severn Trent plc (2) (5,324) (188,488)
Smith & Nephew plc (2) (14,706) (228,251)
Spirax Group plc (2) (744) (74,999)
SSE plc (2) (6,019) (151,705)
St James's Place plc (2) (20,793) (204,272)
Standard Chartered plc (2) (41,347) (438,525)
Taylor Wimpey plc (2) (18,578) (40,866)
Travis Perkins plc (2) (10,044) (125,048)
Unilever plc (2) (2,213) (143,476)
United Utilities Group plc (2) (10,617) (148,854)
Vodafone Group plc (2) (116,516) (116,772)
Whitbread plc (2) (730) (30,644)
WPP plc (2) (90,287) (924,848)
(8,895,837)
United States - ( 58 .8 ) %
A O Smith Corp. (3,990) (358,422)
AAON, Inc. (3,107) (335,059)
AbbVie, Inc. (2,394) (472,767)
Acadia Healthcare Co., Inc. (527) (33,417)
Acuity Brands, Inc. (924) (254,460)
ADT, Inc. (36,114) (261,104)
Advance Auto Parts, Inc. (4,796) (186,996)
Advanced Drainage Systems, Inc. (749) (117,713)
Advanced Micro Devices, Inc. (1,789) (293,539)
AGCO Corp. (10,009) (979,481)
Agree Realty Corp., REIT (2,060) (155,180)
Air Lease Corp., Class A (14,682) (664,948)
Air Products and Chemicals, Inc. (2,287) (680,931)
Airbnb, Inc., Class A (813) (103,097)
Akamai Technologies, Inc. (4,122) (416,116)
Albemarle Corp. (1,890) (179,002)
Alcoa Corp. (697) (26,890)
Alexandria Real Estate Equities,
Inc., REIT (654) (77,663)
ALLETE, Inc. (947) (60,788)
Alliant Energy Corp. (9,166) (556,285)
Ally Financial, Inc. (5,444) (193,752)
Alphabet, Inc., Class A (6,525) (1,082,171)
Altair Engineering, Inc., Class A (4,962) (473,921)
Altria Group, Inc. (8,097) (413,271)
Amdocs Ltd. (3,588) (313,878)
American Express Co. (1,283) (347,950)
American Homes 4 Rent, Class
A, REIT (6,630) (254,526)
American Tower Corp., REIT (1,570) (365,119)
American Water Works Co., Inc. (974) (142,438)
AMETEK, Inc. (3,207) (550,674)
Amgen, Inc. (1,279) (412,107)
APA Corp. (8,302) (203,067)
Apellis Pharmaceuticals, Inc. (1,725) (49,749)
API Group Corp. (10,777) (355,857)
Apollo Global Management, Inc. (3,708) (463,166)
AptarGroup, Inc. (442) (70,804)
Aptiv plc (3,418) (246,130)
INVESTMENTS SHARES VALUE ($)
United States - (58.8)% (continued)
Arch Capital Group Ltd. (10,074) (1,127,079)
Armstrong World Industries, Inc. (1,643) (215,939)
Arrowhead Pharmaceuticals, Inc. (20,101) (389,356)
Arthur J Gallagher & Co. (1,231) (346,366)
ASGN, Inc. (3,025) (282,021)
Aspen Technology, Inc. (2,570) (613,767)
Associated Banc-Corp. (14,043) (302,486)
Assured Guaranty Ltd. (1,386) (110,215)
ATI, Inc. (2,406) (160,985)
AvalonBay Communities, Inc.,
REIT (1,436) (323,459)
Avantor, Inc. (1,644) (42,530)
Avery Dennison Corp. (1,150) (253,874)
Avis Budget Group, Inc. (1,427) (124,991)
Axon Enterprise, Inc. (1,055) (421,578)
Azenta, Inc. (7,596) (367,950)
Baker Hughes Co., Class A (8,024) (290,068)
Ball Corp. (1,767) (119,997)
Bentley Systems, Inc., Class B (11,965) (607,942)
Biogen, Inc. (3,166) (613,697)
BioMarin Pharmaceutical, Inc. (1,444) (101,499)
Bio-Rad Laboratories, Inc., Class A (2,090) (699,272)
Bio-Techne Corp. (4,574) (365,600)
BJ's Wholesale Club Holdings, Inc. (3,261) (268,967)
Blackbaud, Inc. (2,224) (188,328)
Blue Owl Capital, Inc., Class A (37,723) (730,317)
Boeing Co. (The) (5,659) (860,394)
BP plc (2) (48,254) (251,671)
Brink's Co. (The) (745) (86,152)
Brookfield Renewable Corp., Class
A (1,048) (34,219)
Brown & Brown, Inc. (4,347) (450,349)
Brown-Forman Corp., Class B (21,110) (1,038,612)
BRP, Inc. (3,168) (188,541)
Brunswick Corp. (477) (39,982)
Bunge Global SA (7,554) (730,019)
BWX Technologies, Inc. (284) (30,871)
Cadence Design Systems, Inc. (2,580) (699,257)
Camden Property Trust, REIT (1,673) (206,666)
CarMax, Inc. (967) (74,826)
Casey's General Stores, Inc. (874) (328,371)
CCC Intelligent Solutions Holdings,
Inc. (23,301) (257,476)
CDW Corp. (1,738) (393,309)
Celanese Corp., Class A (6,696) (910,388)
Celsius Holdings, Inc. (2,257) (70,780)
CenterPoint Energy, Inc. (6,970) (205,057)
Certara, Inc. (17,403) (203,789)
CF Industries Holdings, Inc. (2,863) (245,645)
CH Robinson Worldwide, Inc. (254) (28,034)
Charles River Laboratories
International, Inc. (1,068) (210,364)
Charles Schwab Corp. (The) (6,324) (409,858)
Chart Industries, Inc. (1,847) (229,287)
Chemours Co. (The) (19,531) (396,870)
Cheniere Energy, Inc. (3,142) (565,057)
Chesapeake Energy Corp. (5,181) (426,137)
Chevron Corp. (9,661) (1,422,775)
Chord Energy Corp. (3,628) (472,474)
Church & Dwight Co., Inc. (7,191) (753,042)

AQR Funds | N-PORT Part F | September 2024
See notes to Schedule of Investments.
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
September 30, 2024 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
United States - (58.8)% (continued)
Churchill Downs, Inc. (2,097) (283,535)
Ciena Corp. (6,873) (423,308)
Cirrus Logic, Inc. (1,377) (171,037)
Citigroup, Inc. (7,604) (476,010)
Civitas Resources, Inc. (7,795) (394,973)
Clearway Energy, Inc., Class C (3,727) (114,344)
Cleveland-Cliffs, Inc. (36,694) (468,582)
CMS Energy Corp. (2,561) (180,883)
CNH Industrial NV (35,787) (397,236)
Cognex Corp. (8,632) (349,596)
Cognizant Technology Solutions
Corp., Class A (8,363) (645,456)
Coinbase Global, Inc., Class A (702) (125,075)
Columbia Sportswear Co. (1,913) (159,142)
Comcast Corp., Class A (7,486) (312,690)
Concentrix Corp. (4,936) (252,970)
Confluent, Inc., Class A (2,284) (46,548)
Consolidated Edison, Inc. (4,438) (462,129)
Copart, Inc. (7,552) (395,725)
Core & Main, Inc., Class A (6,221) (276,212)
Corebridge Financial, Inc. (4,957) (144,546)
CoStar Group, Inc. (2,809) (211,911)
Coty, Inc., Class A (29,529) (277,277)
Crane Co. (1,227) (194,210)
Crane NXT Co. (6,618) (371,270)
Credit Acceptance Corp. (497) (220,380)
Crocs, Inc. (4,591) (664,823)
Crowdstrike Holdings, Inc., Class A (860) (241,204)
Crown Castle, Inc., REIT (1,176) (139,509)
CSL Ltd. (2) (1,749) (345,486)
CSX Corp. (21,871) (755,206)
CVS Health Corp. (2,883) (181,283)
Danaher Corp. (772) (214,631)
DaVita, Inc. (1,204) (197,372)
Devon Energy Corp. (4,746) (185,664)
Dexcom, Inc. (2,168) (145,343)
Dillard's, Inc., Class A (383) (146,953)
DocuSign, Inc., Class A (2,598) (161,310)
Dolby Laboratories, Inc., Class A (3,936) (301,222)
Dollar General Corp. (5,254) (444,331)
Dollar Tree, Inc. (3,509) (246,753)
Dow, Inc. (9,245) (505,054)
Doximity, Inc., Class A (3,288) (143,258)
DT Midstream, Inc. (3,799) (298,829)
Duke Energy Corp. (4,663) (537,644)
Dun & Bradstreet Holdings, Inc. (9,581) (110,277)
Dutch Bros, Inc., Class A (6,462) (206,978)
DXC Technology Co. (2,071) (42,973)
Edwards Lifesciences Corp. (5,089) (335,823)
Elastic NV (2,471) (189,674)
Electronic Arts, Inc. (7,340) (1,052,850)
elf Beauty, Inc. (1,856) (202,360)
Emerson Electric Co. (4,816) (526,726)
Enphase Energy, Inc. (589) (66,569)
Entegris, Inc. (1,585) (178,360)
Envista Holdings Corp. (4,371) (86,371)
EOG Resources, Inc. (7,220) (887,555)
EQT Corp. (8,010) (293,486)
Equifax, Inc. (826) (242,728)
Equinix, Inc., REIT (713) (632,880)
INVESTMENTS SHARES VALUE ($)
United States - (58.8)% (continued)
Equitable Holdings, Inc. (8,363) (351,497)
Esab Corp. (2,408) (255,994)
Etsy, Inc. (1,474) (81,851)
Everest Group Ltd. (2,053) (804,427)
Exelon Corp. (11,163) (452,660)
ExlService Holdings, Inc. (3,343) (127,535)
Exponent, Inc. (569) (65,594)
Extra Space Storage, Inc., REIT (746) (134,422)
F5, Inc. (818) (180,124)
FactSet Research Systems, Inc. (754) (346,727)
FedEx Corp. (2,517) (688,853)
Ferrovial SE (2) (6,384) (274,366)
Fifth Third Bancorp (9,230) (395,413)
First American Financial Corp. (1,482) (97,827)
First Citizens BancShares, Inc.,
Class A (260) (478,647)
First Financial Bankshares, Inc. (5,577) (206,405)
First Hawaiian, Inc. (9,576) (221,684)
First Industrial Realty Trust, Inc.,
REIT (5,966) (333,977)
First Solar, Inc. (571) (142,430)
Five9, Inc. (12,871) (369,784)
Floor & Decor Holdings, Inc., Class
A (506) (62,830)
Fluor Corp. (2,793) (133,254)
Ford Motor Co. (19,580) (206,765)
Fortive Corp. (2,333) (184,144)
Fortrea Holdings, Inc. (9,752) (195,040)
Fortune Brands Innovations, Inc. (1,557) (139,398)
Fox Corp., Class A (12,414) (525,485)
FTI Consulting, Inc. (1,212) (275,803)
Gaming and Leisure Properties,
Inc., REIT (8,511) (437,891)
GATX Corp. (2,128) (281,854)
GE HealthCare Technologies, Inc. (8,035) (754,085)
Generac Holdings, Inc. (1,795) (285,190)
Gentex Corp. (17,745) (526,849)
GFL Environmental, Inc. (6,083) (242,654)
Glacier Bancorp, Inc. (6,521) (298,010)
Global Payments, Inc. (2,673) (273,769)
GLOBALFOUNDRIES, Inc. (10,803) (434,821)
Globant SA (1,717) (340,206)
Globus Medical, Inc., Class A (4,787) (342,462)
Goldman Sachs Group, Inc. (The) (2,096) (1,037,751)
Graco, Inc. (5,029) (440,088)
GRAIL, Inc. (2,523) (34,716)
Graphic Packaging Holding Co. (15,815) (467,966)
Grocery Outlet Holding Corp. (18,945) (332,485)
GXO Logistics, Inc. (3,778) (196,720)
Haemonetics Corp. (3,237) (260,190)
Haleon plc (2) (28,370) (148,446)
Halliburton Co. (6,857) (199,196)
Hayward Holdings, Inc. (11,223) (172,161)
HEICO Corp. (106) (27,717)
Helen of Troy Ltd. (6,754) (417,735)
Henry Schein, Inc. (12,661) (922,987)
Hershey Co. (The) (3,718) (713,038)
Hewlett Packard Enterprise Co. (8,454) (172,969)
Highwoods Properties, Inc., REIT (2,633) (88,232)
Hilton Grand Vacations, Inc. (12,325) (447,644)

Consolidated Schedule of Investments
September 30, 2024 (Unaudited)
AQR MANAGED FUTURES STRATEGY HV FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | September 2024

(Continued)
INVESTMENTS SHARES VALUE ($)
United States - (58.8)% (continued)
Hologic, Inc. (4,445) (362,090)
Honeywell International, Inc. (4,449) (919,653)
Hormel Foods Corp. (6,320) (200,344)
Host Hotels & Resorts, Inc., REIT (36,222) (637,507)
Houlihan Lokey, Inc., Class A (2,857) (451,463)
HP, Inc. (772) (27,692)
Humana, Inc. (868) (274,930)
IAC, Inc. (1,696) (91,279)
IDACORP, Inc. (2,686) (276,900)
IDEX Corp. (3,838) (823,251)
Incyte Corp. (6,229) (411,737)
Informatica, Inc., Class A (11,196) (283,035)
Ingersoll Rand, Inc. (8,835) (867,244)
Insperity, Inc. (714) (62,832)
Intel Corp. (26,609) (624,247)
International Paper Co. (8,155) (398,372)
Interpublic Group of Cos., Inc.
(The) (8,074) (255,381)
Intuit, Inc. (584) (362,664)
Intuitive Surgical, Inc. (987) (484,883)
Invitation Homes, Inc., REIT (8,549) (301,438)
Ionis Pharmaceuticals, Inc. (15,520) (621,731)
IPG Photonics Corp. (1,453) (107,987)
J M Smucker Co. (The) (3,635) (440,199)
Jack Henry & Associates, Inc. (488) (86,152)
Janus Henderson Group plc (3,753) (142,877)
Jazz Pharmaceuticals plc (2,654) (295,682)
Jefferies Financial Group, Inc. (8,287) (510,065)
Johnson & Johnson (6,626) (1,073,810)
Jones Lang LaSalle, Inc. (503) (135,714)
JPMorgan Chase & Co. (3,092) (651,979)
KeyCorp (5,620) (94,135)
Keysight Technologies, Inc. (1,332) (211,695)
Kimberly-Clark Corp. (5,194) (739,002)
Kimco Realty Corp., REIT (10,657) (247,456)
Kinsale Capital Group, Inc. (429) (199,730)
Kite Realty Group Trust, REIT (2,733) (72,588)
Knight-Swift Transportation
Holdings, Inc., Class A (7,488) (403,978)
Kohl's Corp. (17,076) (360,304)
Kraft Heinz Co. (The) (13,339) (468,332)
Kroger Co. (The) (4,925) (282,203)
L3Harris Technologies, Inc. (2,021) (480,735)
Landstar System, Inc. (1,105) (208,701)
Las Vegas Sands Corp. (536) (26,982)
Lattice Semiconductor Corp. (10,027) (532,133)
Lear Corp. (2,038) (222,448)
Leggett & Platt, Inc. (16,220) (220,916)
Lincoln National Corp. (11,998) (378,057)
Linde plc (1,308) (623,733)
Lithia Motors, Inc., Class A (1,285) (408,167)
Littelfuse, Inc. (160) (42,440)
LKQ Corp. (7,530) (300,598)
LPL Financial Holdings, Inc. (2,190) (509,460)
LyondellBasell Industries NV, Class
A (5,296) (507,886)
MACOM Technology Solutions
Holdings, Inc. (4,806) (534,716)
Macy's, Inc. (10,824) (169,829)
INVESTMENTS SHARES VALUE ($)
United States - (58.8)% (continued)
Madison Square Garden Sports
Corp., Class A (516) (107,462)
Marathon Petroleum Corp. (831) (135,378)
Marriott Vacations Worldwide Corp. (1,307) (96,038)
Martin Marietta Materials, Inc. (3,083) (1,659,425)
Masimo Corp. (545) (72,665)
Match Group, Inc. (7,849) (297,006)
Maximus, Inc. (2,340) (217,994)
McKesson Corp. (1,376) (680,322)
MDU Resources Group, Inc. (9,013) (247,046)
MGM Resorts International (19,033) (744,000)
Micron Technology, Inc. (2,391) (247,971)
Microsoft Corp. (2,577) (1,108,883)
MicroStrategy, Inc., Class A (3,340) (563,124)
Middleby Corp. (The) (3,313) (460,938)
MKS Instruments, Inc. (521) (56,638)
Moderna, Inc. (6,367) (425,507)
Molina Healthcare, Inc. (927) (319,407)
Mosaic Co. (The) (6,857) (183,630)
MSA Safety, Inc. (867) (153,754)
MSC Industrial Direct Co., Inc.,
Class A (4,325) (372,210)
Nasdaq, Inc. (6,055) (442,076)
nCino, Inc. (6,799) (214,780)
Neogen Corp. (41,762) (702,019)
Nestle SA (Registered) (2) (14,047) (1,411,617)
Neurocrine Biosciences, Inc. (238) (27,422)
Newell Brands, Inc. (13,365) (102,643)
Newmont Corp. (7,061) (377,410)
NEXTracker, Inc., Class A (9,397) (352,200)
NNN REIT, Inc., REIT (2,280) (110,557)
Nordson Corp. (2,488) (653,423)
Nordstrom, Inc. (7,956) (178,930)
Norfolk Southern Corp. (736) (182,896)
Northern Trust Corp. (6,276) (565,028)
NOV, Inc. (15,857) (253,236)
Novanta, Inc. (1,210) (216,493)
Nucor Corp. (3,546) (533,106)
Occidental Petroleum Corp. (14,437) (744,083)
Okta, Inc., Class A (3,305) (245,694)
Old National Bancorp (10,299) (192,179)
Old Republic International Corp. (8,699) (308,119)
Ollie's Bargain Outlet Holdings,
Inc. (1,308) (127,138)
ON Semiconductor Corp. (8,866) (643,760)
ONE Gas, Inc. (3,950) (293,959)
ONEOK, Inc. (679) (61,877)
Option Care Health, Inc. (3,889) (121,726)
Organon & Co. (8,036) (153,729)
Ormat Technologies, Inc. (4,444) (341,921)
PACCAR, Inc. (2,982) (294,264)
Palo Alto Networks, Inc. (732) (250,198)
Paychex, Inc. (473) (63,472)
Paycom Software, Inc. (2,010) (334,806)
Paylocity Holding Corp. (1,433) (236,402)
Penumbra, Inc. (507) (98,515)
PepsiCo, Inc. (1,683) (286,194)
Permian Resources Corp., Class A (21,565) (293,500)
Perrigo Co. plc (6,296) (165,144)
Phillips 66 (3,237) (425,504)

AQR Funds | N-PORT Part F | September 2024
See notes to Schedule of Investments.
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
September 30, 2024 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
United States - (58.8)% (continued)
Pinnacle Financial Partners, Inc. (513) (50,259)
Pinnacle West Capital Corp. (4,232) (374,913)
Planet Fitness, Inc., Class A (3,310) (268,838)
Plug Power, Inc. (7,502) (16,955)
Polaris, Inc. (3,610) (300,496)
Pool Corp. (858) (323,294)
Portland General Electric Co. (6,623) (317,242)
Post Holdings, Inc. (688) (79,636)
PotlatchDeltic Corp., REIT (1,641) (73,927)
Power Integrations, Inc. (6,442) (413,061)
PPG Industries, Inc. (840) (111,266)
Premier, Inc., Class A (35,047) (700,940)
Progyny, Inc. (16,138) (270,473)
PTC, Inc. (3,708) (669,887)
Pure Storage, Inc., Class A (811) (40,745)
Qorvo, Inc. (2,540) (262,382)
Quanta Services, Inc. (2,465) (734,940)
Quest Diagnostics, Inc. (2,010) (312,053)
Range Resources Corp. (7,932) (243,988)
Raymond James Financial, Inc. (3,343) (409,384)
Rayonier, Inc., REIT (5,395) (173,611)
RBC Bearings, Inc. (1,064) (318,540)
Realty Income Corp., REIT (24,060) (1,525,885)
Regal Rexnord Corp. (1,660) (275,361)
Regency Centers Corp., REIT (545) (39,365)
Regeneron Pharmaceuticals, Inc. (687) (722,202)
Reliance, Inc. (2,050) (592,881)
RenaissanceRe Holdings Ltd. (1,466) (399,338)
Repligen Corp. (3,427) (510,006)
Republic Services, Inc., Class A (4,741) (952,182)
Revvity, Inc. (3,694) (471,909)
Rexford Industrial Realty, Inc.,
REIT (13,180) (663,086)
Reynolds Consumer Products, Inc. (5,653) (175,808)
RingCentral, Inc., Class A (5,350) (169,221)
Rivian Automotive, Inc., Class A (5,754) (64,560)
RLI Corp. (732) (113,445)
Robert Half, Inc. (1,949) (131,382)
Roche Holding AG (2) (1,701) (544,349)
Rocket Cos., Inc., Class A (2,026) (38,879)
Rockwell Automation, Inc. (1,134) (304,434)
Roivant Sciences Ltd. (24,368) (281,207)
Rollins, Inc. (777) (39,301)
Roper Technologies, Inc. (1,780) (990,463)
Royalty Pharma plc, Class A (7,986) (225,924)
RPM International, Inc. (3,252) (393,492)
RTX Corp. (2,627) (318,287)
Ryan Specialty Holdings, Inc.,
Class A (6,121) (406,373)
Saia, Inc. (1,458) (637,525)
Salesforce, Inc. (411) (112,495)
Schlumberger NV (5,335) (223,803)
Schneider National, Inc., Class B (6,909) (197,183)
SEI Investments Co. (3,082) (213,244)
Sempra (4,662) (389,883)
Sensata Technologies Holding plc (5,504) (197,373)
Service Corp. International (2,951) (232,922)
Silgan Holdings, Inc. (1,519) (79,748)
Simpson Manufacturing Co., Inc. (1,509) (288,626)
Sirius XM Holdings, Inc. (4,563) (107,915)
INVESTMENTS SHARES VALUE ($)
United States - (58.8)% (continued)
SiteOne Landscape Supply, Inc. (2,282) (344,377)
Skyworks Solutions, Inc. (2,246) (221,837)
Snowflake, Inc., Class A (2,455) (281,981)
Southern Co. (The) (9,906) (893,323)
SouthState Corp. (2,780) (270,160)
Southwest Gas Holdings, Inc. (4,165) (307,210)
Spire, Inc. (3,983) (268,016)
Sprouts Farmers Market, Inc. (1,249) (137,902)
STAG Industrial, Inc., REIT (2,266) (88,578)
Starbucks Corp. (3,410) (332,441)
State Street Corp. (8,589) (759,869)
Steel Dynamics, Inc. (1,591) (200,593)
Stellantis NV (2) (70,558) (977,090)
STERIS plc (271) (65,728)
Super Micro Computer, Inc. (625) (260,250)
Synaptics, Inc. (3,072) (238,326)
Synopsys, Inc. (599) (303,328)
Sysco Corp. (2,371) (185,080)
T. Rowe Price Group, Inc. (4,917) (535,609)
Target Corp. (1,534) (239,089)
TEGNA, Inc. (21,688) (342,237)
Teledyne Technologies, Inc. (918) (401,772)
Tempur Sealy International, Inc. (2,169) (118,427)
Tenaris SA (2) (36,808) (584,213)
Teradyne, Inc. (1,478) (197,949)
Tetra Tech, Inc. (6,357) (299,796)
Texas Instruments, Inc. (2,504) (517,251)
Thor Industries, Inc. (251) (27,582)
Timken Co. (The) (2,603) (219,407)
T-Mobile US, Inc. (1,372) (283,126)
TopBuild Corp. (774) (314,871)
Toro Co. (The) (5,433) (471,204)
Tradeweb Markets, Inc., Class A (1,551) (191,812)
Trex Co., Inc. (12,043) (801,823)
TripAdvisor, Inc. (15,084) (218,567)
TXNM Energy, Inc. (6,415) (280,785)
Tyler Technologies, Inc. (520) (303,534)
U-Haul Holding Co. (592) (45,868)
Ulta Beauty, Inc. (1,125) (437,760)
Union Pacific Corp. (2,084) (513,664)
United Bankshares, Inc. (1,185) (43,964)
UnitedHealth Group, Inc. (1,519) (888,129)
Vail Resorts, Inc. (3,728) (649,753)
Valaris Ltd. (9,367) (522,210)
Valley National Bancorp (23,008) (208,452)
Valmont Industries, Inc. (895) (259,505)
Valvoline, Inc. (10,925) (457,211)
Veralto Corp. (943) (105,484)
Vertex Pharmaceuticals, Inc. (1,483) (689,714)
VF Corp. (5,457) (108,867)
Viatris, Inc. (19,019) (220,811)
VICI Properties, Inc., Class A,
REIT (11,603) (386,496)
Vishay Intertechnology, Inc. (23,081) (436,462)
Visteon Corp. (967) (92,097)
Vontier Corp. (10,372) (349,951)
Walgreens Boots Alliance, Inc. (48,981) (438,870)
Warner Bros Discovery, Inc. (8,920) (73,590)
Warner Music Group Corp., Class
A (1,246) (39,000)

Consolidated Schedule of Investments
September 30, 2024 (Unaudited)
AQR MANAGED FUTURES STRATEGY HV FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | September 2024

(Continued)
INVESTMENTS SHARES VALUE ($)
United States - (58.8)% (continued)
Waste Management, Inc. (2,895) (601,002)
Watsco, Inc. (577) (283,815)
Watts Water Technologies, Inc.,
Class A (375) (77,696)
Webster Financial Corp. (5,493) (256,029)
Wells Fargo & Co. (13,527) (764,140)
West Pharmaceutical Services,
Inc. (1,664) (499,466)
Western Digital Corp. (5,362) (366,171)
Western Union Co. (The) (13,407) (159,946)
Westlake Corp. (2,203) (331,089)
WEX, Inc. (307) (64,387)
Weyerhaeuser Co., REIT (7,040) (238,374)
White Mountains Insurance Group
Ltd. (225) (381,645)
Williams Cos., Inc. (The) (7,835) (357,668)
WillScot Holdings Corp. (1,784) (67,078)
Wolfspeed, Inc. (39,884) (386,875)
Wyndham Hotels & Resorts, Inc. (2,070) (161,750)
Wynn Resorts Ltd. (1,713) (164,242)
XPO, Inc. (2,247) (241,575)
Xylem, Inc. (4,473) (603,989)
YETI Holdings, Inc. (1,189) (48,785)
Yum! Brands, Inc. (4,386) (612,768)
Zimmer Biomet Holdings, Inc. (1,476) (159,334)
ZoomInfo Technologies, Inc., Class
A (31,354) (323,573)
Zscaler, Inc. (885) (151,282)
(156,575,638)
TOTAL COMMON STOCKS
(Proceeds $(260,564,879)) (268,200,009)
PREFERRED STOCKS - (0.7)%
Germany - ( 0 .7 ) %
Dr Ing hc F Porsche AG
(Preference) (2)(c) (3,572) (285,453)
Henkel AG & Co. KGaA
(Preference) (2) (5,058) (475,451)
Sartorius AG (Preference) (2) (963) (270,776)
INVESTMENTS SHARES VALUE ($)
Germany - (0.7)% (continued)
Volkswagen AG (Preference) (2) (6,601) (701,109)
TOTAL PREFERRED STOCKS
(Proceeds $(1,674,870)) (1,732,789)
TOTAL SHORT POSITIONS
(Proceeds $(262,239,749)) (269,932,798)
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 86.6%
(Cost $215,432,932) 230,347,850
OTHER ASSETS IN EXCESS OF
LIABILITIES - 13.4% ‡ 35,775,769
NET ASSETS - 100.0% 266,123,619
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ (1,190,919) ( 0 .4 ) %
Consumer Discretionary 10,308,164 3 .9
Consumer Staples (4,919,358) ( 1 .9 )
Energy (7,376,467) ( 2 .8 )
Financials 1,610,609 0 .6
Health Care (3,574,842) ( 1 .3 )
Industrials 435,197 0 .2
Information Technology (5,183,785) ( 1 .9 )
Materials 606,506 0 .2
Real Estate (801,373) ( 0 .3 )
Utilities 4,118,462 1 .5
Investment Companies 92,983,463 34 .9
U.S. Treasury Obligations 143,332,193 53 .9
Total Investments In Securities
At Value 230,347,850 86 .6
Other Assets in Excess of
Liabilities ‡ 35,775,769 13 .4
Net Assets
$ 266,123,619 100 .0%
* Non-income producing security.
† Represents less than 0.05% of net assets.
‡ Includes appreciation/(depreciation) on forward foreign currency exchange, futures and swap contracts.
(a) All or a portion of this security is segregated in connection with obligations for securities sold short. Total value of all such securities at September
30, 2024 amounted to $251,306,487, which is inclusive of rehypothecated amounts disclosed below; additional securities sold but not yet settled totaling $6,076,526 were also segregated. In addition, $30,239,332 of cash collateral was also pledged.
(b) All or a portion of this security has been rehypothecated in connection with the Fund's Master Securities Loan Agreement with State Street Bank and Trust Company. Total value of all such securities at September 30, 2024 amounted to $48,821,667; additional securities sold but not yet settled totaling $2,221,867 were also rehypothecated.
(c) Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of
Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at September 30, 2024 amounted to $4,299,053, which represents 1.62%
of net assets of the Fund.
(d) Represents 7-day effective yield as of September 30, 2024.
(e) All or a portion of the security pledged as collateral for forward foreign currency exchange and swap contracts.
(f) The rate shown was the effective yield at the date of purchase.
(g) All or a portion of the security pledged as collateral for swap contracts.

AQR Funds | N-PORT Part F | September 2024
See notes to Schedule of Investments.
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
September 30, 2024 (Unaudited)
(Continued)
All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.
(2) Level 2 security.
Credit default swap contracts outstanding - buy protection as of September 30, 2024:
Exchange-Cleared
REFERENCE
ENTITY
FINANCING
RATE PAID
PAYMENT
FREQUENCY
MATURITY
DATE
CREDIT
SPREAD
NOTIONAL
AMOUNT
UPFRONT
PREMIUM
PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
iTraxx Europe Main Index
Series 42.V1 1 .00 % Quarterly 12/20/2029 0 .59 % EUR 467,000 $ (10,398) $ (194) $ (10,592)
Markit CDX North America
Investment Grade Index
Series 43.V1 1 .00 Quarterly 12/20/2029 0 .53 USD 1,764,000 (39,816) (162) (39,978)
$ (50,214) $ (356) $ (50,570)
Credit default swap contracts outstanding - sell protection as of September 30, 2024 :
Exchange-Cleared
REFERENCE
ENTITY
FINANCING
RATE
RECEIVED
PAYMENT
FREQUENCY
MATURITY
DATE
CREDIT
SPREAD
NOTIONAL
AMOUNT
UPFRONT
PREMIUM
PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
iTraxx Europe Crossover
Index Series 42.V1 5 .00 % Quarterly 12/20/2029 3 .11 % EUR 2,499,000 $ 226,505 $ 7,908 $ 234,413
Markit CDX North America
High Yield Index Series
43.V1 5 .00 Quarterly 12/20/2029 0 .05 USD 2,026,000 148,304 (463) 147,841
374,809 7,445 382,254
Markit CDX North America
Emerging Markets Index
Series 42.V1 1 .00 % Quarterly 12/20/2029 1 .63 % USD 1,644,000 $ (49,107) $ 2,127 $ (46,980)
(49,107) 2,127 (46,980)
$ 325,702 $ 9,572 $ 335,274
Forward effective interest rate swap contracts outstanding as of September 30, 2024:
Exchange-Cleared
PAY/
RECEIVE
FLOATING
RATE
FLOATING RATE
INDEX (a) FIXED RATE
MATURITY
DATE
NOTIONAL
AMOUNT
UPFRONT
PREMIUM PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Pay 1D CORRA Semi 2.50% Semi 3/17/2027 CAD 300,000 $ (161) $ 241 $ 80
Pay 1D CORRA Semi 2.50% Semi 3/17/2027 CAD 200,000 (258) 311 53
Pay 1D CORRA Semi 3.00% Semi 12/20/2034 CAD 4,100,000 50,328 (2,169) 48,159
Pay 1D CORRA Semi 3.00% Semi 12/20/2034 CAD 4,200,000 51,555 (2,222) 49,333
Pay 1D MIBOR Semi 6.00% Semi 3/19/2027 INR 15,000,000 478 (257) 221
Pay 1D MIBOR Semi 6.00% Semi 3/19/2027 INR 15,000,000 478 (257) 221
Pay 1D SARON Annual 0.50% Annual 12/16/2026 CHF 44,200,000 (9,459) 134,544 125,085
Pay 1D SARON Annual 0.50% Annual 12/16/2026 CHF 44,200,000 (9,347) 134,452 125,105
Pay 1D SARON Annual 0.50% Annual 3/17/2027 CHF 4,200,000 (1,727) 16,502 14,775
Pay 1D SARON Annual 0.50% Annual 3/17/2027 CHF 4,200,000 (1,255) 16,021 14,766
Pay 1D SOFR Annual 3.50% Annual 12/20/2034 USD 7,200,000 88,449 42,520 130,969
Pay 1D SOFR Annual 3.50% Annual 12/20/2034 USD 7,200,000 87,835 43,134 130,969
Pay 1D SONIA Annual 3.50% Annual 3/20/2030 GBP 100,000 1,398 (1,387) 11
Pay 1D SONIA Annual 3.50% Annual 3/20/2030 GBP 100,000 1,398 (1,387) 11
Pay 1D SORA Semi 2.50% Semi 12/19/2029 SGD 1,900,000 (866) 15,382 14,516
Pay 1D SORA Semi 2.50% Semi 12/19/2029 SGD 1,800,000 (1,290) 15,041 13,751
Pay 1D THOR Qtrly 2.00% Qtrly 12/18/2026 THB 162,500,000 6,376 (2,451) 3,925
Pay 1D THOR Qtrly 2.00% Qtrly 12/18/2026 THB 162,500,000 6,376 (2,451) 3,925

Consolidated Schedule of Investments
September 30, 2024 (Unaudited)
AQR MANAGED FUTURES STRATEGY HV FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | September 2024

(Continued)
PAY/
RECEIVE
FLOATING
RATE
FLOATING RATE
INDEX (a) FIXED RATE
MATURITY
DATE
NOTIONAL
AMOUNT
UPFRONT
PREMIUM PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Pay 1D THOR Qtrly 2.00% Qtrly 3/19/2027 THB 19,500,000 $ 1,670 $ (698) $ 972
Pay 1D THOR Qtrly 2.00% Qtrly 3/19/2027 THB 19,500,000 1,670 (698) 972
Pay 1D TONAR Annual 1.00% Annual 12/20/2034 JPY 115,500,000 7,622 (681) 6,941
Pay 1D TONAR Annual 1.00% Annual 12/20/2034 JPY 115,500,000 7,622 (681) 6,941
Pay 1D TONAR Annual 1.50% Annual 12/21/2044 JPY 350,900,000 (46,359) 63,579 17,220
Pay 1D TONAR Annual 1.50% Annual 12/21/2044 JPY 350,800,000 (51,474) 68,689 17,215
Pay 1D TONAR Annual 1.50% Annual 3/15/2045 JPY 5,000,000 609 (487) 122
Pay 1D TONAR Annual 1.50% Annual 3/15/2045 JPY 5,000,000 609 (487) 122
Pay 3M BBR Qtrly 3.50% Semi 12/16/2026 NZD 76,800,000 1,280 96,899 98,179
Pay 3M BBR Qtrly 3.50% Semi 12/16/2026 NZD 76,700,000 1,276 96,775 98,051
Pay 3M BBR Qtrly 3.50% Semi 3/10/2027 NZD 7,500,000 (3,227) 26,735 23,508
Pay 3M BBR Qtrly 3.50% Semi 3/10/2027 NZD 7,500,000 (3,771) 27,278 23,507
Pay 3M BBR Qtrly 3.50% Qtrly 3/11/2027 AUD 1,800,000 5,715 (3,425) 2,290
Pay 3M BBR Qtrly 3.50% Qtrly 3/11/2027 AUD 1,900,000 6,046 (3,629) 2,417
Pay 3M BBR Qtrly 4.00% Semi 12/13/2034 NZD 1,500,000 (4,954) 14,893 9,939
Pay 3M BBR Qtrly 4.00% Semi 12/13/2034 NZD 1,500,000 (4,408) 14,346 9,938
Pay 3M BBR Qtrly 4.00% Semi 3/14/2035 NZD 1,900,000 1,992 10,662 12,654
Pay 3M BBR Qtrly 4.00% Semi 3/14/2035 NZD 1,800,000 1,341 10,646 11,987
Pay 3M CD_KSDA Qtrly 3.00% Qtrly 12/16/2026 KRW 5,882,400,000 5,219 16,107 21,326
Pay 3M CD_KSDA Qtrly 3.00% Qtrly 12/16/2026 KRW 5,882,300,000 5,218 16,107 21,325
Pay 3M CD_KSDA Qtrly 3.00% Qtrly 3/17/2027 KRW 1,450,000,000 5,744 1,161 6,905
Pay 3M CD_KSDA Qtrly 3.00% Qtrly 3/17/2027 KRW 1,450,000,000 5,744 1,161 6,905
Pay 3M CD_KSDA Qtrly 3.00% Qtrly 12/19/2029 KRW 2,615,000,000 7,570 16,796 24,366
Pay 3M CD_KSDA Qtrly 3.00% Qtrly 12/19/2029 KRW 2,615,000,000 7,570 16,796 24,366
Pay 3M CD_KSDA Qtrly 3.00% Qtrly 3/20/2030 KRW 950,000,000 9,476 166 9,642
Pay 3M CD_KSDA Qtrly 3.00% Qtrly 3/20/2030 KRW 950,000,000 9,476 166 9,642
Pay 3M HIBOR Qtrly 3.00% Qtrly 12/19/2029 HKD 6,800,000 8,476 (4,761) 3,715
Pay 3M HIBOR Qtrly 3.00% Qtrly 12/19/2029 HKD 6,800,000 8,476 (4,745) 3,731
Pay 3M JIBAR Qtrly 7.00% Qtrly 3/17/2027 ZAR 800,000 (76) 101 25
Pay 3M JIBAR Qtrly 7.00% Qtrly 3/17/2027 ZAR 800,000 (76) 101 25
Pay 3M JIBAR Qtrly 7.50% Qtrly 12/19/2029 ZAR 11,200,000 681 499 1,180
Pay 3M JIBAR Qtrly 7.50% Qtrly 12/19/2029 ZAR 11,200,000 681 499 1,180
Pay 3M STIBOR Qtrly 2.00% Annual 12/16/2026 SEK 581,100,000 107,102 (22,178) 84,924
Pay 3M STIBOR Qtrly 2.00% Annual 12/16/2026 SEK 581,100,000 107,102 (22,178) 84,924
Pay 3M STIBOR Qtrly 2.00% Annual 3/17/2027 SEK 1,000,000 434 (125) 309
Pay 3M STIBOR Qtrly 2.00% Annual 3/17/2027 SEK 1,000,000 434 (125) 309
Pay 6M BUBOR Semi 5.50% Annual 12/19/2029 HUF 169,300,000 392 2,929 3,321
Pay 6M BUBOR Semi 5.50% Annual 12/19/2029 HUF 169,300,000 392 2,929 3,321
Pay 6M EURIBOR Semi 2.50% Annual 12/20/2034 EUR 8,200,000 70,302 71,305 141,607
Pay 6M EURIBOR Semi 2.50% Annual 12/20/2034 EUR 8,200,000 70,870 70,737 141,607
Pay 6M EURIBOR Semi 2.50% Annual 3/21/2035 EUR 4,100,000 2,782 70,349 73,131
Pay 6M EURIBOR Semi 2.50% Annual 3/21/2035 EUR 4,200,000 5,688 69,226 74,914
Pay 6M NIBOR Semi 3.50% Annual 3/17/2027 NOK 6,600,000 1,210 (408) 802
Pay 6M NIBOR Semi 3.50% Annual 12/20/2034 NOK 17,800,000 17,538 (10,685) 6,853
Pay 6M NIBOR Semi 3.50% Annual 12/20/2034 NOK 17,700,000 17,417 (10,602) 6,815
Pay 6M WIBOR Semi 4.50% Annual 12/19/2029 PLN 1,600,000 4,035 517 4,552
Pay 6M WIBOR Semi 4.50% Annual 12/19/2029 PLN 1,600,000 4,035 517 4,552
Receive 1D CORRA Semi 2.50% Semi 12/19/2029 CAD 27,100,000 73,216 (30,121) 43,095
Receive 1D CORRA Semi 2.50% Semi 12/19/2029 CAD 27,100,000 73,216 (30,121) 43,095
Receive 1D SOFR Annual 3.00% Annual 12/19/2029 USD 16,000,000 51,031 80,513 131,544
Receive 1D SOFR Annual 3.00% Annual 12/19/2029 USD 15,900,000 49,785 80,937 130,722
Receive 1D SOFR Annual 3.00% Annual 3/20/2030 USD 100,000 21 588 609
Receive 1D SONIA Annual 3.50% Annual 12/19/2029 GBP 22,100,000 (144,301) 220,827 76,526
Receive 1D SONIA Annual 3.50% Annual 12/19/2029 GBP 22,000,000 (143,703) 219,883 76,180
Receive 1D SONIA Annual 3.50% Annual 12/16/2054 GBP 1,900,000 30,606 93,959 124,565
Receive 1D SONIA Annual 3.50% Annual 12/16/2054 GBP 2,000,000 32,385 98,736 131,121
Receive 1D TONAR Annual 0.50% Annual 3/17/2027 JPY 3,660,500,000 18,099 (4,499) 13,600

AQR Funds | N-PORT Part F | September 2024
See notes to Schedule of Investments.
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
September 30, 2024 (Unaudited)
(Continued)
PAY/
RECEIVE
FLOATING
RATE
FLOATING RATE
INDEX (a) FIXED RATE
MATURITY
DATE
NOTIONAL
AMOUNT
UPFRONT
PREMIUM PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Receive 1D TONAR Annual 0.50% Annual 3/17/2027 JPY 3,660,500,000 $ 18,099 $ (4,499) $ 13,600
Receive 1M TIIE Monthly 8.50% Monthly 12/16/2026 MXN 6,100,000 1,165 (12) 1,153
Receive 1M TIIE Monthly 8.50% Monthly 12/16/2026 MXN 6,100,000 1,165 (12) 1,153
Receive 3M BBR Qtrly 3.50% Semi 12/12/2029 NZD 1,400,000 1,460 (1,280) 180
Receive 3M BBR Qtrly 3.50% Semi 12/12/2029 NZD 1,400,000 1,460 (1,280) 180
Receive 3M TELBOR Qtrly 4.00% Annual 3/17/2027 ILS 1,200,000 1,464 (1,044) 420
Receive 3M TELBOR Qtrly 4.00% Annual 3/17/2027 ILS 1,300,000 1,584 (1,128) 456
Receive 3M TELBOR Qtrly 4.00% Annual 3/20/2030 ILS 500,000 2,161 (1,272) 889
Receive 3M TELBOR Qtrly 4.00% Annual 3/20/2030 ILS 500,000 2,161 (1,272) 889
Receive 3M TWCPBA Qtrly 1.50% Qtrly 12/18/2026 TWD 55,200,000 6,719 521 7,240
Receive 3M TWCPBA Qtrly 1.50% Qtrly 12/18/2026 TWD 55,200,000 6,719 521 7,240
Receive 3M TWCPBA Qtrly 1.50% Qtrly 3/19/2027 TWD 43,500,000 5,215 287 5,502
Receive 3M TWCPBA Qtrly 1.50% Qtrly 3/19/2027 TWD 43,500,000 5,215 287 5,502
Receive 6M BBR Semi 3.50% Semi 12/13/2029 AUD 5,300,000 30,182 11,227 41,409
Receive 6M BBR Semi 3.50% Semi 12/13/2029 AUD 5,300,000 30,182 11,227 41,409
Receive 6M BBR Semi 3.50% Semi 3/07/2030 AUD 1,400,000 1,701 7,876 9,577
Receive 6M BBR Semi 3.50% Semi 3/07/2030 AUD 1,500,000 1,796 8,465 10,261
836,282 1,866,959 2,703,241
Pay 1D CORRA Semi 2.50% Semi 12/16/2026 CAD 71,700,000 (242,940) 128,905 (114,035)
Pay 1D CORRA Semi 2.50% Semi 12/16/2026 CAD 71,700,000 (242,939) 128,905 (114,034)
Pay 1D MIBOR Semi 6.00% Semi 12/18/2026 INR 62,600,000 315 (579) (264)
Pay 1D MIBOR Semi 6.00% Semi 12/18/2026 INR 62,600,000 315 (579) (264)
Pay 1D SARON Annual 0.50% Annual 12/20/2034 CHF 600,000 (15,116) 8,803 (6,313)
Pay 1D SARON Annual 0.50% Annual 12/20/2034 CHF 700,000 (17,635) 10,271 (7,364)
Pay 1D SARON Annual 0.50% Annual 3/21/2035 CHF 500,000 (12,456) 6,931 (5,525)
Pay 1D SARON Annual 0.50% Annual 3/21/2035 CHF 1,300,000 (32,387) 18,021 (14,366)
Pay 1D SOFR Annual 3.00% Annual 12/16/2026 USD 36,500,000 (96,019) (82,396) (178,415)
Pay 1D SOFR Annual 3.00% Annual 12/16/2026 USD 36,500,000 (96,123) (82,293) (178,416)
Pay 1D SOFR Annual 3.00% Annual 3/17/2027 USD 6,700,000 2,026 (17,344) (15,318)
Pay 1D SOFR Annual 3.00% Annual 3/17/2027 USD 6,700,000 1,808 (17,126) (15,318)
Pay 1D SONIA Annual 3.50% Annual 12/16/2026 GBP 59,200,000 (90,284) (266,705) (356,989)
Pay 1D SONIA Annual 3.50% Annual 12/16/2026 GBP 59,300,000 (90,436) (267,102) (357,538)
Pay 1D SONIA Annual 3.50% Annual 3/17/2027 GBP 100,000 164 (410) (246)
Pay 1D SONIA Annual 3.50% Annual 12/20/2034 GBP 6,100,000 9,850 (78,498) (68,648)
Pay 1D SONIA Annual 3.50% Annual 12/20/2034 GBP 6,200,000 5,097 (74,872) (69,775)
Pay 1D SONIA Annual 3.50% Annual 3/21/2035 GBP 100,000 264 (1,155) (891)
Pay 1D SONIA Annual 3.50% Annual 3/21/2035 GBP 200,000 (905) (879) (1,784)
Pay 1D SORA Semi 2.00% Semi 12/16/2026 SGD 4,000,000 (9,381) (4,679) (14,060)
Pay 1D SORA Semi 2.00% Semi 12/16/2026 SGD 3,900,000 (9,147) (4,562) (13,709)
Pay 1D TONAR Annual 0.50% Annual 12/19/2029 JPY 889,200,000 (44,017) 6,247 (37,770)
Pay 1D TONAR Annual 0.50% Annual 12/19/2029 JPY 889,200,000 (44,017) 6,247 (37,770)
Pay 1D TONAR Annual 0.50% Annual 3/21/2030 JPY 1,335,900,000 (83,931) 15,281 (68,650)
Pay 1D TONAR Annual 0.50% Annual 3/21/2030 JPY 1,335,900,000 (84,511) 15,862 (68,649)
Pay 1W CNREPOFIX_
CFXS Qtrly 1.50% Qtrly 12/18/2026 CNY 52,000,000 (12,022) (3,067) (15,089)
Pay 1W CNREPOFIX_
CFXS Qtrly 1.50% Qtrly 12/18/2026 CNY 52,000,000 (12,022) (3,067) (15,089)
Pay 3M BBR Qtrly 3.50% Qtrly 12/10/2026 AUD 13,700,000 (13,742) 13,076 (666)
Pay 3M BBR Qtrly 3.50% Qtrly 12/10/2026 AUD 13,700,000 (14,161) 13,495 (666)
Pay 3M HIBOR Qtrly 3.00% Qtrly 12/16/2026 HKD 10,100,000 3,813 (4,135) (322)
Pay 3M HIBOR Qtrly 3.00% Qtrly 12/16/2026 HKD 10,100,000 3,813 (4,135) (322)
Pay 3M JIBAR Qtrly 7.00% Qtrly 12/17/2026 ZAR 36,100,000 (1,047) (567) (1,614)
Pay 3M JIBAR Qtrly 7.00% Qtrly 12/17/2026 ZAR 36,100,000 (1,047) (567) (1,614)
Pay 3M STIBOR Qtrly 2.00% Annual 12/20/2034 SEK 12,300,000 (19,253) (4,182) (23,435)
Pay 3M STIBOR Qtrly 2.00% Annual 12/20/2034 SEK 12,300,000 (19,253) (4,182) (23,435)
Pay 6M BBR Semi 4.00% Semi 12/07/2034 AUD 6,500,000 (9,238) (14,269) (23,507)
Pay 6M BBR Semi 4.00% Semi 12/07/2034 AUD 6,600,000 (8,727) (15,142) (23,869)

Consolidated Schedule of Investments
September 30, 2024 (Unaudited)
AQR MANAGED FUTURES STRATEGY HV FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | September 2024

(Continued)
PAY/
RECEIVE
FLOATING
RATE
FLOATING RATE
INDEX (a) FIXED RATE
MATURITY
DATE
NOTIONAL
AMOUNT
UPFRONT
PREMIUM PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Pay 6M BBR Semi 4.00% Semi 3/08/2035 AUD 1,000,000 $ (2,740) $ (772) $ (3,512)
Pay 6M BBR Semi 4.00% Semi 3/08/2035 AUD 1,100,000 (3,641) (221) (3,862)
Pay 6M BUBOR Semi 5.00% Annual 12/16/2026 HUF 356,000,000 (6,607) 2,429 (4,178)
Pay 6M BUBOR Semi 5.00% Annual 12/16/2026 HUF 356,000,000 (6,607) 2,429 (4,178)
Pay 6M BUBOR Semi 5.00% Annual 3/17/2027 HUF 51,000,000 (493) 373 (120)
Pay 6M BUBOR Semi 5.00% Annual 3/17/2027 HUF 50,900,000 (492) 372 (120)
Pay 6M EURIBOR Semi 2.00% Annual 12/16/2026 EUR 79,100,000 (299,802) 6,313 (293,489)
Pay 6M EURIBOR Semi 2.00% Annual 12/16/2026 EUR 79,200,000 (300,247) 6,313 (293,934)
Pay 6M EURIBOR Semi 2.00% Annual 3/17/2027 EUR 18,800,000 (19,385) 13,768 (5,617)
Pay 6M EURIBOR Semi 2.00% Annual 3/17/2027 EUR 18,800,000 (19,366) 13,675 (5,691)
Pay 6M NIBOR Semi 3.50% Annual 12/16/2026 NOK 208,800,000 (30,976) (16,089) (47,065)
Pay 6M NIBOR Semi 3.50% Annual 12/16/2026 NOK 208,700,000 (30,965) (16,077) (47,042)
Pay 6M PRIBOR Semi 3.00% Annual 12/16/2026 CZK 30,600,000 (3,215) 1,940 (1,275)
Pay 6M PRIBOR Semi 3.00% Annual 12/16/2026 CZK 30,600,000 (3,215) 1,940 (1,275)
Pay 6M PRIBOR Semi 3.00% Annual 12/19/2029 CZK 16,500,000 (2,693) 487 (2,206)
Pay 6M PRIBOR Semi 3.00% Annual 12/19/2029 CZK 16,500,000 (2,693) 487 (2,206)
Pay 6M WIBOR Semi 4.50% Annual 12/16/2026 PLN 2,300,000 (1,675) 276 (1,399)
Pay 6M WIBOR Semi 4.50% Annual 12/16/2026 PLN 2,300,000 (1,675) 276 (1,399)
Receive 1D SARON Annual 0.50% Annual 12/19/2029 CHF 900,000 4,758 (6,676) (1,918)
Receive 1D SARON Annual 0.50% Annual 12/19/2029 CHF 1,000,000 5,286 (7,418) (2,132)
Receive 1D SARON Annual 0.50% Annual 3/20/2030 CHF 1,500,000 7,327 (10,712) (3,385)
Receive 1D SARON Annual 0.50% Annual 3/20/2030 CHF 5,300,000 29,019 (40,981) (11,962)
Receive 1D SOFR Annual 3.50% Annual 12/16/2054 USD 1,700,000 (47,529) (20,658) (68,187)
Receive 1D SOFR Annual 3.50% Annual 12/16/2054 USD 1,600,000 (48,255) (15,512) (63,767)
Receive 1D SOFR Annual 3.50% Annual 3/17/2055 USD 100,000 (6,447) 2,172 (4,275)
Receive 1D SOFR Annual 3.50% Annual 3/17/2055 USD 200,000 (13,689) 5,138 (8,551)
Receive 1D TONAR Annual 0.50% Annual 12/16/2026 JPY 5,964,900,000 (3,813) (3,685) (7,498)
Receive 1D TONAR Annual 0.50% Annual 12/16/2026 JPY 5,965,000,000 5,024 (12,523) (7,499)
Receive 1D TONAR Annual 1.00% Annual 3/22/2035 JPY 267,900,000 (2,530) (7,578) (10,108)
Receive 1D TONAR Annual 1.00% Annual 3/22/2035 JPY 267,900,000 (2,477) (7,631) (10,108)
Receive 1M TIIE Monthly 8.50% Monthly 12/13/2029 MXN 1,200,000 393 (516) (123)
Receive 1M TIIE Monthly 8.50% Monthly 12/13/2029 MXN 1,200,000 393 (516) (123)
Receive 3M BBR Qtrly 3.50% Semi 3/13/2030 NZD 6,200,000 30,999 (34,897) (3,898)
Receive 3M BBR Qtrly 3.50% Semi 3/13/2030 NZD 6,200,000 30,999 (34,897) (3,898)
Receive 3M STIBOR Qtrly 2.00% Annual 12/19/2029 SEK 64,700,000 (10,950) 4,363 (6,587)
Receive 3M STIBOR Qtrly 2.00% Annual 12/19/2029 SEK 64,700,000 (10,950) 4,363 (6,587)
Receive 6M BBR Semi 4.50% Semi 12/08/2044 AUD 200,000 (3,084) (1,147) (4,231)
Receive 6M BBR Semi 4.50% Semi 12/08/2044 AUD 300,000 4,435 (10,781) (6,346)
Receive 6M BBR Semi 4.50% Semi 3/09/2045 AUD 700,000 (14,309) (748) (15,057)
Receive 6M EURIBOR Semi 2.50% Annual 12/19/2029 EUR 21,100,000 (51,698) (323,505) (375,203)
Receive 6M EURIBOR Semi 2.50% Annual 12/19/2029 EUR 21,200,000 (52,099) (324,644) (376,743)
Receive 6M EURIBOR Semi 2.50% Annual 3/20/2030 EUR 15,300,000 (95,165) (203,278) (298,443)
Receive 6M EURIBOR Semi 2.50% Annual 3/20/2030 EUR 15,400,000 (95,787) (204,607) (300,394)
Receive 6M EURIBOR Semi 2.50% Annual 12/16/2054 EUR 2,200,000 (48,711) (79,354) (128,065)
Receive 6M EURIBOR Semi 2.50% Annual 12/16/2054 EUR 2,100,000 (32,702) (90,865) (123,567)
Receive 6M NIBOR Semi 3.50% Annual 3/17/2027 NOK 2,600,000 (379) 51 (328)
Receive 6M NIBOR Semi 3.50% Annual 12/19/2029 NOK 51,100,000 (31,702) 23,090 (8,612)
Receive 6M NIBOR Semi 3.50% Annual 12/19/2029 NOK 51,100,000 (31,702) 23,090 (8,612)
(2,517,123) (1,943,391) (4,460,514)
$ (1,680,841) $ (76,432) $ (1,757,273)

AQR Funds | N-PORT Part F | September 2024
See notes to Schedule of Investments.
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
September 30, 2024 (Unaudited)
(Continued)
Abbreviations:
1D: 1 Day
1W: 1 Week
1M: 1 Month
3M: 3 Month
6M: 6 Month
Qtrly: Quarterly
Semi: Semi-Annually
Annual: Annually
(a) Floating rate indices at September 30, 2024 were as follows:
1 Day Canadian Overnight Repo Rate Average (“CORRA”): 4.30%
1 Day Mumbai Interbank Overnight Rate (“MIBOR”): 6.76%
1 Day Secured Overnight Financing Rate (“SOFR”): 4.96%
1 Day Singapore Overnight Rate Average (“SORA”): 3.88%
1 Day Sterling Overnight Index Average (“SONIA”): 4.95%
1 Day Swiss Average Rate Overnight (“SARON”): 0.96%
1 Day Thailand Overnight Repo Rate (“THOR”): 2.48%
1 Day Tokyo Overnight Average Rate (“TONAR”): 0.22%
1 Month Mexico Equilibrium Interbank Interest Rate (“TIIE”): 10.74%
1 Week China Fixing Repo Rate (“CNREPOFIX_CFXS”): 2.40%
3 Month Australian Bank-Bill Reference Rate (“BBR”): 4.43%
3 Month Hong Kong Interbank Offered Rate (“HIBOR”): 4.18%
3 Month Johannesburg Interbank Agreed Rate (“JIBAR”): 8.05%
3 Month Korean Certificate of Deposit (“CD_KSDA”): 3.53%
3 Month Stockholm Interbank Offered Rate (“STIBOR”): 3.08%
3 Month Taiwan Secondary Markets Bills Rate (“TWCPBA”): 1.66%
3 Month Tel Aviv Interbank Offer Rate (“TELBOR”): 4.51%
6 Month Australian Bank-Bill Reference Rate (“BBR”): 4.62%
6 Month Budapest Interbank Offered Rate (“BUBOR”): 6.21%
6 Month Euro Interbank Offered Rate (“EURIBOR”): 3.11%
6 Month Norwegian Interbank Offered Rate (“NIBOR”): 4.72%
6 Month Prague Interbank Offered Rate (“PRIBOR”): 3.94%
6 Month Warsaw Interbank Offered Rate (“WIBOR”): 5.75%
Total return swap contracts outstanding as of September 30, 2024 :
Over-the-Counter
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Amsterdam
Exchange Index
October Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity
At termination GSIN 10/18/2024 EUR 2,188,800 $ 27,409
HSCEI October
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity
At termination GSIN 10/30/2024 HKD 44,196,750 476,865
KOSPI 200
Index December
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity
At termination GSIN 12/12/2024 KRW 9,306,325,000 134,550
Swiss Market
Index December
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity
Monthly MLIN 12/20/2024 CHF 8,666,260 108,322

Consolidated Schedule of Investments
September 30, 2024 (Unaudited)
AQR MANAGED FUTURES STRATEGY HV FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | September 2024

(Continued)
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
TAIEX Index
October Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity
At termination MLIN 10/16/2024 TWD 58,047,600 $ 45,102
Total unrealized appreciation 792,248
iBovespa Index
October Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity
At termination GSIN 10/16/2024 BRL 23,599,418 (135,036)
Total unrealized depreciation (135,036)
Net unrealized appreciation $ 657,212
Futures contracts outstanding as of September 30, 2024:
Exchange-Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
Brent Crude Oil 36 10/2024 USD $ 2,581,200 $ (13,203)
CAC 40 10 Euro Index 49 10/2024 EUR 4,172,370 84,880
Hang Seng Index 41 10/2024 HKD 5,611,106 535,447
IBEX 35 Index 28 10/2024 EUR 3,706,335 40,184
IFSC NIFTY 50 Index 64 10/2024 USD 3,328,832 (14,428)
LME Aluminum Base Metal 1 10/2024 USD 65,427 3,299
LME Aluminum Base Metal 1 10/2024 USD 65,413 3,231
LME Aluminum Base Metal 4 10/2024 USD 260,000 28,770
LME Aluminum Base Metal 4 10/2024 USD 260,012 31,576
LME Aluminum Base Metal 9 10/2024 USD 585,140 74,094
LME Aluminum Base Metal 9 10/2024 USD 586,519 47,767
LME Aluminum Base Metal 10 10/2024 USD 650,185 92,218
LME Aluminum Base Metal 11 10/2024 USD 715,237 92,329
LME Aluminum Base Metal 11 10/2024 USD 720,283 38,800
LME Aluminum Base Metal 13 10/2024 USD 850,064 28,587
LME Aluminum Base Metal 26 10/2024 USD 1,698,613 135,155
LME Aluminum Base Metal 27 10/2024 USD 1,761,554 46,039
LME Aluminum Base Metal 37 10/2024 USD 2,418,533 73,755
LME Copper Base Metal 1 10/2024 USD 243,460 17,332
LME Copper Base Metal 2 10/2024 USD 487,001 39,021
LME Copper Base Metal 2 10/2024 USD 486,281 23,176
LME Copper Base Metal 3 10/2024 USD 730,623 43,600
LME Copper Base Metal 3 10/2024 USD 727,969 (11,463)
LME Copper Base Metal 3 10/2024 USD 728,790 3,776
LME Copper Base Metal 3 10/2024 USD 729,695 43,950
LME Copper Base Metal 4 10/2024 USD 971,832 21,578
LME Copper Base Metal 5 10/2024 USD 1,213,069 (27,661)
LME Copper Base Metal 11 10/2024 USD 2,671,567 (35,408)
LME Copper Base Metal 13 10/2024 USD 3,150,488 (39,644)
LME Copper Base Metal 18 10/2024 USD 4,368,582 (47,881)
LME Copper Base Metal 25 10/2024 USD 6,064,275 (157,372)
LME Lead Base Metal 1 10/2024 USD 51,645 167
LME Lead Base Metal 2 10/2024 USD 103,075 (6,406)
LME Lead Base Metal 2 10/2024 USD 103,312 1,157
LME Lead Base Metal 2 10/2024 USD 102,879 (6,589)
LME Lead Base Metal 2 10/2024 USD 102,604 (8,152)
LME Lead Base Metal 2 10/2024 USD 102,839 (7,899)

AQR Funds | N-PORT Part F | September 2024
See notes to Schedule of Investments.
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
September 30, 2024 (Unaudited)
(Continued)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
LME Lead Base Metal 2 10/2024 USD $ 103,243 $ (1,837)
LME Lead Base Metal 3 10/2024 USD 154,700 (9,990)
LME Lead Base Metal 4 10/2024 USD 205,835 (12,476)
LME Lead Base Metal 5 10/2024 USD 257,879 (12,534)
LME Nickel Base Metal 1 10/2024 USD 103,981 6,982
LME Nickel Base Metal 9 10/2024 USD 932,596 (5,681)
LME Nickel Base Metal 13 10/2024 USD 1,350,763 55,919
LME Nickel Base Metal 14 10/2024 USD 1,452,532 1,810
LME Nickel Base Metal 17 10/2024 USD 1,763,420 (10,921)
LME Nickel Base Metal 20 10/2024 USD 2,078,456 113,724
LME Zinc Base Metal 2 10/2024 USD 153,489 21,233
LME Zinc Base Metal 2 10/2024 USD 153,344 15,338
LME Zinc Base Metal 5 10/2024 USD 382,098 10,126
LME Zinc Base Metal 5 10/2024 USD 382,930 17,121
LME Zinc Base Metal 8 10/2024 USD 614,026 80,672
LME Zinc Base Metal 12 10/2024 USD 920,289 114,280
LME Zinc Base Metal 13 10/2024 USD 995,118 38,998
LME Zinc Base Metal 13 10/2024 USD 997,562 129,448
LME Zinc Base Metal 16 10/2024 USD 1,225,068 48,296
LME Zinc Base Metal 21 10/2024 USD 1,607,093 40,705
MSCI Singapore Index 113 10/2024 SGD 3,019,195 (8,432)
Natural Gas 5 10/2024 GBP 195,248 10,892
Natural Gas 10 10/2024 EUR 312,925 14,707
OMXS30 Index 165 10/2024 SEK 4,266,002 114,163
Rapeseed 2 10/2024 EUR 52,318 835
SGX FTSE China A50 Index 258 10/2024 USD 3,586,200 403,681
SGX FTSE Taiwan Index 19 10/2024 USD 1,418,160 (22,705)
WTI Crude Oil 23 10/2024 USD 1,567,910 45,006
CBOE Volatility Index 1 11/2024 USD 18,098 (993)
Ethanol 5 11/2024 USD 331,800 10,180
EURO STOXX 50 Volatility Index 11 11/2024 EUR 22,408 1,039
Fcoj-a 2 11/2024 USD 138,315 (7,624)
Feeder Cattle 3 11/2024 USD 367,350 3,609
Italian Base Electricity 2 11/2024 EUR 189,884 8,073
LME Aluminum Base Metal 1 11/2024 USD 65,040 8,225
LME Aluminum Base Metal 2 11/2024 USD 130,081 14,700
LME Aluminum Base Metal 3 11/2024 USD 195,121 9,326
LME Aluminum Base Metal 3 11/2024 USD 195,126 14,892
LME Aluminum Base Metal 3 11/2024 USD 195,074 23,309
LME Aluminum Base Metal 5 11/2024 USD 325,201 31,436
LME Aluminum Base Metal 7 11/2024 USD 455,319 43,973
LME Aluminum Base Metal 7 11/2024 USD 455,282 48,657
LME Aluminum Base Metal 10 11/2024 USD 650,403 75,598
LME Aluminum Base Metal 11 11/2024 USD 715,443 96,053
LME Aluminum Base Metal 13 11/2024 USD 846,173 39,097
LME Copper Base Metal 1 11/2024 USD 244,319 13,216
LME Copper Base Metal 1 11/2024 USD 243,807 23,579
LME Copper Base Metal 1 11/2024 USD 244,269 13,531
LME Copper Base Metal 1 11/2024 USD 244,306 12,868
LME Copper Base Metal 1 11/2024 USD 244,606 11,664
LME Copper Base Metal 2 11/2024 USD 488,063 40,307
LME Copper Base Metal 2 11/2024 USD 487,688 45,133
LME Copper Base Metal 3 11/2024 USD 733,583 30,300
LME Copper Base Metal 3 11/2024 USD 732,245 49,847
LME Copper Base Metal 3 11/2024 USD 732,207 56,260
LME Copper Base Metal 4 11/2024 USD 974,926 79,225
LME Copper Base Metal 5 11/2024 USD 1,218,845 113,769

Consolidated Schedule of Investments
September 30, 2024 (Unaudited)
AQR MANAGED FUTURES STRATEGY HV FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | September 2024

(Continued)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
LME Copper Base Metal 7 11/2024 USD $ 1,705,071 $ 111,990
LME Lead Base Metal 1 11/2024 USD 51,896 843
LME Lead Base Metal 1 11/2024 USD 51,793 2,883
LME Lead Base Metal 1 11/2024 USD 51,805 2,741
LME Lead Base Metal 2 11/2024 USD 103,724 417
LME Lead Base Metal 4 11/2024 USD 208,077 2,396
LME Lead Base Metal 4 11/2024 USD 208,040 (3,484)
LME Nickel Base Metal 1 11/2024 USD 104,639 2,302
LME Nickel Base Metal 1 11/2024 USD 104,372 6,693
LME Nickel Base Metal 1 11/2024 USD 104,274 6,262
LME Nickel Base Metal 2 11/2024 USD 208,784 12,885
LME Nickel Base Metal 3 11/2024 USD 313,235 18,154
LME Nickel Base Metal 3 11/2024 USD 313,479 9,825
LME Nickel Base Metal 3 11/2024 USD 313,058 20,604
LME Nickel Base Metal 13 11/2024 USD 1,358,678 38,109
LME Nickel Base Metal 18 11/2024 USD 1,884,244 52,716
LME Zinc Base Metal 2 11/2024 USD 153,988 15,963
LME Zinc Base Metal 2 11/2024 USD 153,676 23,622
LME Zinc Base Metal 2 11/2024 USD 153,900 15,818
LME Zinc Base Metal 2 11/2024 USD 153,929 19,067
LME Zinc Base Metal 5 11/2024 USD 384,331 49,429
LME Zinc Base Metal 6 11/2024 USD 462,452 39,741
LME Zinc Base Metal 6 11/2024 USD 460,944 62,376
LME Zinc Base Metal 7 11/2024 USD 539,413 49,012
LME Zinc Base Metal 8 11/2024 USD 614,140 76,416
LME Zinc Base Metal 9 11/2024 USD 691,670 112,235
LME Zinc Base Metal 12 11/2024 USD 924,348 46,178
LME Zinc Base Metal 17 11/2024 USD 1,309,642 101,879
LME Zinc Base Metal 27 11/2024 USD 2,080,100 127,199
Robusta Coffee 12 11/2024 USD 659,760 138,920
White Sugar 5 11/2024 USD 144,375 15,105
100 oz Gold 49 12/2024 USD 13,031,060 934,469
Australia 10 Year Bond 35 12/2024 AUD 2,814,300 (26,567)
Canada 10 Year Bond 7 12/2024 CAD 646,663 4,148
CBOE Volatility Index 1 12/2024 USD 17,993 (768)
Cocoa 16 12/2024 USD 1,235,520 130,824
Cocoa 88 12/2024 GBP 6,166,120 (213,322)
Coffee 'C' 36 12/2024 USD 3,648,375 380,938
Copper 82 12/2024 USD 9,333,650 619,085
Corn 73 12/2024 USD 1,550,338 53,682
Crude Palm Oil 43 12/2024 MYR 1,041,500 40,295
DAX Index 11 12/2024 EUR 5,970,185 165,386
DJIA CBOT E-Mini Index 34 12/2024 USD 7,249,310 167,301
ECX Emission 2 12/2024 EUR 145,956 3,496
Euro STOXX 50 Index 39 12/2024 EUR 2,183,666 58,999
EURO STOXX 50 Volatility Index 10 12/2024 EUR 19,202 131
Euro-Bobl 22 12/2024 EUR 2,939,451 13,006
Euro-BTP 70 12/2024 EUR 9,472,795 192,668
Euro-Bund 47 12/2024 EUR 7,057,705 54,251
Euro-Buxl 22 12/2024 EUR 3,338,381 9,471
Euro-OAT 57 12/2024 EUR 8,053,651 (12,662)
Euro-Schatz 2 12/2024 EUR 238,526 1,000
FTSE 100 Index 71 12/2024 GBP 7,867,730 (68,840)
FTSE/JSE Top 40 Index 32 12/2024 ZAR 1,474,602 73,887
FTSE/MIB Index 43 12/2024 EUR 8,149,811 93,870
KOSPI 200 Index 4 12/2024 KRW 266,040 (5,451)
Lean Hogs 26 12/2024 USD 762,060 6,609

AQR Funds | N-PORT Part F | September 2024
See notes to Schedule of Investments.
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
September 30, 2024 (Unaudited)
(Continued)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
Live Cattle 41 12/2024 USD $ 3,030,720 $ 25,474
LME Aluminum Base Metal 1 12/2024 USD 65,328 1,957
LME Aluminum Base Metal 3 12/2024 USD 195,398 15,989
LME Aluminum Base Metal 3 12/2024 USD 195,985 8,776
LME Aluminum Base Metal 4 12/2024 USD 260,856 26,344
LME Aluminum Base Metal 5 12/2024 USD 326,311 24,546
LME Aluminum Base Metal 5 12/2024 USD 326,391 21,876
LME Aluminum Base Metal 6 12/2024 USD 391,380 38,637
LME Aluminum Base Metal 6 12/2024 USD 390,834 33,916
LME Aluminum Base Metal 7 12/2024 USD 457,013 (486)
LME Aluminum Base Metal 7 12/2024 USD 456,104 40,633
LME Aluminum Base Metal 8 12/2024 USD 521,970 47,546
LME Aluminum Base Metal 13 12/2024 USD 848,526 (9,238)
LME Aluminum Base Metal 13 12/2024 USD 848,205 20,818
LME Aluminum Base Metal 42 12/2024 USD 2,743,787 41,376
LME Copper Base Metal 1 12/2024 USD 245,725 (2,853)
LME Copper Base Metal 1 12/2024 USD 245,340 14,215
LME Copper Base Metal 1 12/2024 USD 244,935 19,732
LME Copper Base Metal 1 12/2024 USD 244,881 20,945
LME Copper Base Metal 1 12/2024 USD 244,988 17,736
LME Copper Base Metal 2 12/2024 USD 490,579 28,721
LME Copper Base Metal 15 12/2024 USD 3,682,631 217,376
LME Lead Base Metal 1 12/2024 USD 52,186 2,409
LME Lead Base Metal 4 12/2024 USD 209,190 1,679
LME Nickel Base Metal 1 12/2024 USD 104,966 6,503
LME Nickel Base Metal 2 12/2024 USD 209,638 18,717
LME Nickel Base Metal 3 12/2024 USD 314,916 18,897
LME Nickel Base Metal 4 12/2024 USD 419,085 34,681
LME Nickel Base Metal 5 12/2024 USD 523,916 44,891
LME Nickel Base Metal 6 12/2024 USD 628,583 42,640
LME Nickel Base Metal 13 12/2024 USD 1,364,481 112,350
LME Zinc Base Metal 1 12/2024 USD 77,095 8,296
LME Zinc Base Metal 2 12/2024 USD 154,475 (42)
LME Zinc Base Metal 2 12/2024 USD 154,600 8,067
LME Zinc Base Metal 2 12/2024 USD 154,442 4,511
LME Zinc Base Metal 2 12/2024 USD 154,139 14,323
LME Zinc Base Metal 2 12/2024 USD 154,485 8,670
LME Zinc Base Metal 3 12/2024 USD 231,847 12,209
LME Zinc Base Metal 29 12/2024 USD 2,242,200 140,082
Long Gilt 14 12/2024 GBP 1,845,526 (6,464)
MSCI EAFE Index 35 12/2024 USD 4,353,650 80,114
MSCI Emerging Markets Index 125 12/2024 USD 7,329,375 448,989
NASDAQ 100 E-Mini Index 11 12/2024 USD 4,457,475 90,197
Nikkei 225 Index 3 12/2024 JPY 792,138 165
Russell 2000 E-Mini Index 44 12/2024 USD 4,948,240 189,069
S&P 500 E-Mini Index 24 12/2024 USD 6,977,100 146,288
S&P Midcap 400 E-Mini Index 16 12/2024 USD 5,037,760 147,342
S&P/TSX 60 Index 72 12/2024 CAD 15,379,023 175,050
Silver 4 12/2024 USD 629,160 (10,624)
SPI 200 Index 60 12/2024 AUD 8,613,530 101,444
TOPIX Index 2 12/2024 JPY 368,412 2,276
U.S. Treasury 10 Year Note 39 12/2024 USD 4,460,016 (33,287)
U.S. Treasury 2 Year Note 34 12/2024 USD 7,081,031 (7,136)
U.S. Treasury 5 Year Note 73 12/2024 USD 8,026,008 (21,354)
U.S. Treasury Long Bond 52 12/2024 USD 6,465,875 (56,986)
U.S. Treasury Ultra Bond 25 12/2024 USD 3,332,031 (37,010)
UK Allowances Carbon Dioxide Emissions 10 12/2024 GBP 487,318 (108,235)

Consolidated Schedule of Investments
September 30, 2024 (Unaudited)
AQR MANAGED FUTURES STRATEGY HV FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | September 2024

(Continued)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
Wheat 20 12/2024 USD $ 584,000 $ 18,299
CBOE Volatility Index 1 1/2025 USD 18,551 (900)
Platinum 42 1/2025 USD 2,081,310 3,862
Rapeseed 2 1/2025 EUR 53,403 354
Robusta Coffee 2 1/2025 USD 104,500 815
Sugar No. 11 105 2/2025 USD 2,642,472 (61,357)
3 Month Euro Euribor 27 3/2025 EUR 7,341,322 19,820
90-Day Australian Bank Bill 45 3/2025 AUD 30,815,178 (742)
90-Day New Zealand Bill 32 3/2025 NZD 20,139,899 18,352
3 Month CORRA 274 6/2025 CAD 49,225,590 138,356
3 Month Euro Euribor 92 6/2025 EUR 25,094,241 119,439
3 Month SARON 53 6/2025 CHF 15,583,447 17,695
3 Month SOFR 44 6/2025 USD 10,612,800 44,246
3 Month SONIA 49 6/2025 GBP 15,717,619 10,722
90-Day Australian Bank Bill 70 6/2025 AUD 47,968,696 11,994
90-Day New Zealand Bill 28 6/2025 NZD 17,641,372 14,849
3 Month CORRA 164 9/2025 CAD 29,531,702 98,992
3 Month Euro Euribor 126 9/2025 EUR 34,413,784 97,867
3 Month SARON 29 9/2025 CHF 8,535,358 32,458
3 Month SOFR 61 9/2025 USD 14,760,475 67,016
3 Month SONIA 40 9/2025 GBP 12,874,160 34,135
90-Day Australian Bank Bill 106 9/2025 AUD 72,668,503 37,162
90-Day New Zealand Bill 24 9/2025 NZD 15,131,537 3,506
3 Month CORRA 86 12/2025 CAD 15,499,649 42,279
3 Month Euro Euribor 69 12/2025 EUR 18,852,364 93,473
3 Month SARON 32 12/2025 CHF 9,422,107 17,618
3 Month SOFR 67 12/2025 USD 16,237,450 (1,829)
3 Month SONIA 67 12/2025 GBP 21,603,407 52,236
90-Day Australian Bank Bill 55 12/2025 AUD 37,714,577 3,286
3 Month CORRA 69 3/2026 CAD 12,440,867 8,822
3 Month Euro Euribor 75 3/2026 EUR 20,487,526 96,617
3 Month SARON 19 3/2026 CHF 5,595,218 10,056
3 Month SOFR 28 3/2026 USD 6,790,350 7,286
3 Month SONIA 40 3/2026 GBP 12,908,921 47,681
3 Month Euro Euribor 80 6/2026 EUR 21,844,456 91,571
3 Month SOFR 29 6/2026 USD 7,034,675 7,431
3 Month SONIA 42 6/2026 GBP 13,557,876 40,483
3 Month Euro Euribor 82 9/2026 EUR 22,379,157 23,945
3 Month SOFR 31 9/2026 USD 7,519,438 7,382
3 Month SONIA 43 9/2026 GBP 13,880,683 31,990
3 Month SOFR 33 12/2026 USD 8,002,500 (10,580)
3 Month SONIA 41 12/2026 GBP 13,234,385 (5,335)
Total of long contracts 10,660,702
Short Contracts
EURO STOXX 50 Volatility Index (24) 10/2024 EUR (50,893) 419
LME Aluminum Base Metal (1) 10/2024 USD (65,427) (3,692)
LME Aluminum Base Metal (1) 10/2024 USD (65,413) (3,216)
LME Aluminum Base Metal (4) 10/2024 USD (260,000) (29,206)
LME Aluminum Base Metal (4) 10/2024 USD (260,012) (31,895)
LME Aluminum Base Metal (9) 10/2024 USD (586,519) (50,576)
LME Aluminum Base Metal (9) 10/2024 USD (585,140) (75,943)
LME Aluminum Base Metal (10) 10/2024 USD (650,185) (94,202)
LME Aluminum Base Metal (11) 10/2024 USD (715,237) (86,664)
LME Aluminum Base Metal (11) 10/2024 USD (720,283) (40,711)
LME Aluminum Base Metal (13) 10/2024 USD (850,064) (30,347)
LME Aluminum Base Metal (26) 10/2024 USD (1,698,613) (131,240)
LME Aluminum Base Metal (27) 10/2024 USD (1,761,554) (46,460)

AQR Funds | N-PORT Part F | September 2024
See notes to Schedule of Investments.
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
September 30, 2024 (Unaudited)
(Continued)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts (continued)
LME Aluminum Base Metal (37) 10/2024 USD $ (2,418,533) $ (76,368)
LME Copper Base Metal (1) 10/2024 USD (243,460) (17,581)
LME Copper Base Metal (2) 10/2024 USD (487,001) (38,872)
LME Copper Base Metal (2) 10/2024 USD (486,281) (24,199)
LME Copper Base Metal (3) 10/2024 USD (727,969) 9,536
LME Copper Base Metal (3) 10/2024 USD (728,790) (4,448)
LME Copper Base Metal (3) 10/2024 USD (730,623) (42,884)
LME Copper Base Metal (3) 10/2024 USD (729,695) (43,253)
LME Copper Base Metal (4) 10/2024 USD (971,832) (24,792)
LME Copper Base Metal (5) 10/2024 USD (1,213,069) 29,112
LME Copper Base Metal (11) 10/2024 USD (2,671,567) 37,890
LME Copper Base Metal (13) 10/2024 USD (3,150,488) 35,813
LME Copper Base Metal (18) 10/2024 USD (4,368,582) 35,971
LME Copper Base Metal (25) 10/2024 USD (6,064,275) 159,557
LME Lead Base Metal (1) 10/2024 USD (51,645) (258)
LME Lead Base Metal (2) 10/2024 USD (102,879) 6,573
LME Lead Base Metal (2) 10/2024 USD (102,604) 8,017
LME Lead Base Metal (2) 10/2024 USD (103,075) 6,560
LME Lead Base Metal (2) 10/2024 USD (103,243) 1,807
LME Lead Base Metal (2) 10/2024 USD (102,839) 7,772
LME Lead Base Metal (2) 10/2024 USD (103,312) (1,240)
LME Lead Base Metal (3) 10/2024 USD (154,700) 11,062
LME Lead Base Metal (4) 10/2024 USD (205,835) 12,827
LME Lead Base Metal (5) 10/2024 USD (257,879) 12,282
LME Nickel Base Metal (1) 10/2024 USD (103,981) (6,604)
LME Nickel Base Metal (9) 10/2024 USD (932,596) 5,105
LME Nickel Base Metal (13) 10/2024 USD (1,350,763) (52,180)
LME Nickel Base Metal (14) 10/2024 USD (1,452,532) (3,323)
LME Nickel Base Metal (17) 10/2024 USD (1,763,420) 10,305
LME Nickel Base Metal (20) 10/2024 USD (2,078,456) (113,828)
LME Zinc Base Metal (2) 10/2024 USD (153,344) (16,563)
LME Zinc Base Metal (2) 10/2024 USD (153,489) (21,813)
LME Zinc Base Metal (5) 10/2024 USD (382,098) (10,612)
LME Zinc Base Metal (5) 10/2024 USD (382,930) (17,845)
LME Zinc Base Metal (8) 10/2024 USD (614,026) (76,804)
LME Zinc Base Metal (12) 10/2024 USD (920,289) (112,746)
LME Zinc Base Metal (13) 10/2024 USD (995,118) (40,865)
LME Zinc Base Metal (13) 10/2024 USD (997,562) (133,185)
LME Zinc Base Metal (16) 10/2024 USD (1,225,068) (58,016)
LME Zinc Base Metal (21) 10/2024 USD (1,607,093) (41,081)
Natural Gas (69) 10/2024 USD (2,016,870) (218,726)
NY Harbor ULSD (79) 10/2024 USD (7,148,299) (105,952)
RBOB Gasoline (24) 10/2024 USD (1,950,581) (38,470)
Canola (54) 11/2024 CAD (482,165) (23,409)
French Base Electricity (1) 11/2024 EUR (63,701) 1,165
LME Aluminum Base Metal (1) 11/2024 USD (65,040) (8,357)
LME Aluminum Base Metal (2) 11/2024 USD (130,081) (14,677)
LME Aluminum Base Metal (3) 11/2024 USD (195,126) (14,585)
LME Aluminum Base Metal (3) 11/2024 USD (195,121) (10,103)
LME Aluminum Base Metal (3) 11/2024 USD (195,074) (24,064)
LME Aluminum Base Metal (5) 11/2024 USD (325,201) (31,474)
LME Aluminum Base Metal (7) 11/2024 USD (455,282) (49,292)
LME Aluminum Base Metal (7) 11/2024 USD (455,319) (43,920)
LME Aluminum Base Metal (10) 11/2024 USD (650,403) (76,562)
LME Aluminum Base Metal (11) 11/2024 USD (715,443) (91,088)
LME Aluminum Base Metal (13) 11/2024 USD (846,173) (40,736)
LME Copper Base Metal (1) 11/2024 USD (244,319) (13,340)

Consolidated Schedule of Investments
September 30, 2024 (Unaudited)
AQR MANAGED FUTURES STRATEGY HV FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | September 2024

(Continued)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts (continued)
LME Copper Base Metal (1) 11/2024 USD $ (244,306) $ (12,596)
LME Copper Base Metal (1) 11/2024 USD (244,606) (10,859)
LME Copper Base Metal (1) 11/2024 USD (244,269) (13,746)
LME Copper Base Metal (1) 11/2024 USD (243,807) (23,775)
LME Copper Base Metal (2) 11/2024 USD (488,063) (41,068)
LME Copper Base Metal (2) 11/2024 USD (487,688) (45,664)
LME Copper Base Metal (3) 11/2024 USD (732,245) (51,377)
LME Copper Base Metal (3) 11/2024 USD (733,583) (29,369)
LME Copper Base Metal (3) 11/2024 USD (732,207) (56,196)
LME Copper Base Metal (4) 11/2024 USD (974,926) (85,589)
LME Copper Base Metal (5) 11/2024 USD (1,218,845) (112,516)
LME Copper Base Metal (7) 11/2024 USD (1,705,071) (110,563)
LME Lead Base Metal (1) 11/2024 USD (51,896) (799)
LME Lead Base Metal (1) 11/2024 USD (51,805) (2,757)
LME Lead Base Metal (1) 11/2024 USD (51,793) (2,850)
LME Lead Base Metal (2) 11/2024 USD (103,724) (479)
LME Lead Base Metal (4) 11/2024 USD (208,077) (1,488)
LME Lead Base Metal (4) 11/2024 USD (208,040) 2,749
LME Nickel Base Metal (1) 11/2024 USD (104,274) (6,297)
LME Nickel Base Metal (1) 11/2024 USD (104,639) (2,798)
LME Nickel Base Metal (1) 11/2024 USD (104,372) (5,975)
LME Nickel Base Metal (2) 11/2024 USD (208,784) (13,370)
LME Nickel Base Metal (3) 11/2024 USD (313,058) (21,750)
LME Nickel Base Metal (3) 11/2024 USD (313,479) (10,834)
LME Nickel Base Metal (3) 11/2024 USD (313,235) (18,942)
LME Nickel Base Metal (13) 11/2024 USD (1,358,678) (42,077)
LME Nickel Base Metal (18) 11/2024 USD (1,884,244) (36,201)
LME Zinc Base Metal (2) 11/2024 USD (153,900) (15,705)
LME Zinc Base Metal (2) 11/2024 USD (153,929) (18,935)
LME Zinc Base Metal (2) 11/2024 USD (153,988) (15,694)
LME Zinc Base Metal (2) 11/2024 USD (153,676) (24,169)
LME Zinc Base Metal (5) 11/2024 USD (384,331) (48,214)
LME Zinc Base Metal (6) 11/2024 USD (462,452) (39,919)
LME Zinc Base Metal (6) 11/2024 USD (460,944) (67,567)
LME Zinc Base Metal (7) 11/2024 USD (539,413) (49,434)
LME Zinc Base Metal (8) 11/2024 USD (614,140) (76,082)
LME Zinc Base Metal (9) 11/2024 USD (691,670) (113,319)
LME Zinc Base Metal (12) 11/2024 USD (924,348) (44,784)
LME Zinc Base Metal (17) 11/2024 USD (1,309,642) (109,068)
LME Zinc Base Metal (27) 11/2024 USD (2,080,100) (126,703)
Low Sulphur Gasoil (114) 11/2024 USD (7,526,850) (150,914)
Mont Belvieu Propane (10) 11/2024 USD (311,149) (15,841)
SGX Iron Ore (77) 11/2024 USD (845,537) (107,990)
Soybean (36) 11/2024 USD (1,902,600) (165,420)
Australia 3 Year Bond (67) 12/2024 AUD (4,961,854) 8,520
Cotton No. 2 (45) 12/2024 USD (1,656,225) (53,000)
Crude Oil (2) 12/2024 USD (140,840) (1,267)
French Base Electricity (1) 12/2024 EUR (698,283) (5,994)
French Base Electricity (1) 12/2024 EUR (216,825) 10,561
Japan 10 Year Bond (4) 12/2024 JPY (4,022,682) (1,929)
KC HRW Wheat (47) 12/2024 USD (1,371,813) (21,575)
LME Aluminum Base Metal (1) 12/2024 USD (65,328) (2,266)
LME Aluminum Base Metal (3) 12/2024 USD (195,398) (16,040)
LME Aluminum Base Metal (3) 12/2024 USD (195,985) (6,936)
LME Aluminum Base Metal (4) 12/2024 USD (260,856) (27,233)
LME Aluminum Base Metal (5) 12/2024 USD (326,391) (21,676)
LME Aluminum Base Metal (5) 12/2024 USD (326,311) (24,770)

AQR Funds | N-PORT Part F | September 2024
See notes to Schedule of Investments.
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
September 30, 2024 (Unaudited)
(Continued)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts (continued)
LME Aluminum Base Metal (6) 12/2024 USD $ (390,834) $ (33,124)
LME Aluminum Base Metal (6) 12/2024 USD (391,380) (40,043)
LME Aluminum Base Metal (7) 12/2024 USD (456,104) (41,438)
LME Aluminum Base Metal (7) 12/2024 USD (457,013) (283)
LME Aluminum Base Metal (8) 12/2024 USD (521,970) (49,212)
LME Aluminum Base Metal (13) 12/2024 USD (848,526) 8,866
LME Aluminum Base Metal (13) 12/2024 USD (848,205) (25,843)
LME Aluminum Base Metal (53) 12/2024 USD (3,462,397) (276,498)
LME Copper Base Metal (1) 12/2024 USD (245,509) (17,841)
LME Copper Base Metal (1) 12/2024 USD (245,340) (14,267)
LME Copper Base Metal (1) 12/2024 USD (244,881) (20,634)
LME Copper Base Metal (1) 12/2024 USD (244,935) (19,172)
LME Copper Base Metal (1) 12/2024 USD (244,988) (17,259)
LME Copper Base Metal (1) 12/2024 USD (245,725) 4,567
LME Copper Base Metal (2) 12/2024 USD (490,579) (27,584)
LME Lead Base Metal (1) 12/2024 USD (52,186) (2,446)
LME Lead Base Metal (16) 12/2024 USD (836,760) (2,783)
LME Nickel Base Metal (1) 12/2024 USD (104,966) (6,855)
LME Nickel Base Metal (2) 12/2024 USD (209,638) (18,244)
LME Nickel Base Metal (3) 12/2024 USD (314,916) (18,428)
LME Nickel Base Metal (4) 12/2024 USD (419,085) (36,055)
LME Nickel Base Metal (5) 12/2024 USD (523,916) (44,681)
LME Nickel Base Metal (6) 12/2024 USD (628,583) (41,381)
LME Nickel Base Metal (42) 12/2024 USD (4,408,324) (122,653)
LME Zinc Base Metal (1) 12/2024 USD (77,095) (8,397)
LME Zinc Base Metal (2) 12/2024 USD (154,475) 277
LME Zinc Base Metal (2) 12/2024 USD (154,442) (4,128)
LME Zinc Base Metal (2) 12/2024 USD (154,139) (14,645)
LME Zinc Base Metal (2) 12/2024 USD (154,600) (6,205)
LME Zinc Base Metal (2) 12/2024 USD (154,485) (9,261)
LME Zinc Base Metal (3) 12/2024 USD (231,847) (14,731)
LME Zinc Base Metal (24) 12/2024 USD (1,855,614) (94,560)
Milling Wheat No. 2 (71) 12/2024 EUR (878,261) 23,293
Palladium (12) 12/2024 USD (1,200,240) (61,602)
Phelix De Base Electricity (1) 12/2024 EUR (227,015) (2,642)
Phelix De Base Electricity (1) 12/2024 EUR (850,499) (3,653)
Red Wheat (21) 12/2024 USD (652,838) (13,607)
Soybean Meal (67) 12/2024 USD (2,288,720) (224,499)
Soybean Oil (68) 12/2024 USD (1,767,048) (93,824)
Aluminum (1) 1/2025 USD (64,119) (2,355)
Total of short contracts (5,520,873)
Net unrealized appreciation $ 5,139,829
Forward foreign currency exchange contracts outstanding as of September 30, 2024:
Over-the-Counter
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
AUD 10,619,500 USD 7,219,172 CITI 12/18/2024 $ 128,478
AUD 10,619,500 USD 7,219,136 JPMC 12/18/2024 128,515
BRL 15,869,958 USD 2,860,555 CITI
**
12/18/2024 25,975
BRL 15,869,958 USD 2,860,541 JPMC
**
12/18/2024 25,989
CHF 682,900 USD 813,559 CITI 12/18/2024 388
CHF 682,900 USD 813,555 JPMC 12/18/2024 392

Consolidated Schedule of Investments
September 30, 2024 (Unaudited)
AQR MANAGED FUTURES STRATEGY HV FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | September 2024

(Continued)
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
CLP 950,000,000 USD 1,032,525 CITI
**
12/18/2024 $ 23,214
CLP 950,000,000 USD 1,032,520 JPMC
**
12/18/2024 23,218
CNY 7,431,000 USD 1,057,128 CITI
**
12/18/2024 10,133
CNY 7,431,000 USD 1,057,123 JPMC
**
12/18/2024 10,139
EUR 5,187,500 USD 5,760,495 CITI 12/18/2024 32,384
EUR 5,187,500 USD 5,760,466 JPMC 12/18/2024 32,413
GBP 12,393,998 USD 16,333,916 CITI 12/18/2024 233,321
GBP 12,394,002 USD 16,333,840 JPMC 12/18/2024 233,403
IDR 8,500,000,000 USD 552,758 CITI
**
12/18/2024 5,199
IDR 8,500,000,000 USD 552,755 JPMC
**
12/18/2024 5,202
INR 1,620,991,016 USD 19,237,002 CITI
**
12/18/2024 33,674
INR 1,620,991,016 USD 19,236,906 JPMC
**
12/18/2024 33,771
JPY 1,761,482,570 USD 12,335,006 CITI 12/18/2024 53,279
JPY 1,761,482,570 USD 12,334,945 JPMC 12/18/2024 53,341
KRW 5,057,830,430 USD 3,824,918 CITI
**
12/18/2024 25,284
KRW 5,057,830,431 USD 3,824,899 JPMC
**
12/18/2024 25,303
NOK 19,000,000 USD 1,794,286 CITI 12/18/2024 6,910
NOK 19,000,000 USD 1,794,277 JPMC 12/18/2024 6,918
NZD 7,486,000 USD 4,649,741 CITI 12/18/2024 106,722
NZD 7,486,000 USD 4,649,718 JPMC 12/18/2024 106,745
PEN 2,856,000 USD 757,409 CITI
**
12/18/2024 12,437
PEN 2,856,000 USD 757,406 JPMC
**
12/18/2024 12,440
PHP 71,321,124 USD 1,265,397 CITI
**
12/18/2024 4,882
PHP 71,321,124 USD 1,265,500 JPMC
**
12/18/2024 4,779
PLN 14,268,762 USD 3,685,391 CITI 12/18/2024 12,783
PLN 14,268,762 USD 3,685,372 JPMC 12/18/2024 12,802
SEK 97,500,000 USD 9,577,390 CITI 12/18/2024 60,301
SEK 97,500,000 USD 9,577,342 JPMC 12/18/2024 60,348
SGD 9,686,168 USD 7,472,421 CITI 12/18/2024 93,337
SGD 9,686,168 USD 7,472,296 JPMC 12/18/2024 93,462
THB 193,000,000 USD 5,744,770 CITI 12/18/2024 284,406
THB 193,000,000 USD 5,744,741 JPMC 12/18/2024 284,435
TWD 221,994,799 USD 7,046,235 CITI
**
12/18/2024 33,877
TWD 221,994,799 USD 7,046,200 JPMC
**
12/18/2024 33,911
USD 2,044,905 CAD 2,747,375 CITI 12/18/2024 9,382
USD 2,044,915 CAD 2,747,375 JPMC 12/18/2024 9,392
USD 409,009 CHF 341,660 CITI 12/18/2024 1,785
USD 409,011 CHF 341,660 JPMC 12/18/2024 1,786
USD 2,359,633 CZK 53,056,800 CITI 12/18/2024 12,394
USD 2,359,645 CZK 53,056,800 JPMC 12/18/2024 12,406
USD 13,746,852 EUR 12,258,796 CITI 12/18/2024 57,459
USD 13,746,921 EUR 12,258,796 JPMC 12/18/2024 57,527
USD 1,588,135 GBP 1,187,000 CITI 12/18/2024 1,455
USD 1,588,143 GBP 1,187,000 JPMC 12/18/2024 1,462
USD 14,394,500 JPY 2,040,000,000 CITI 12/18/2024 47,437
USD 14,394,572 JPY 2,040,000,000 JPMC 12/18/2024 47,509
USD 2,059,634 MXN 40,619,498 CITI 12/18/2024 21,533
USD 2,059,644 MXN 40,619,498 JPMC 12/18/2024 21,543
USD 2,240,611 NOK 23,547,437 CITI 12/18/2024 8,318
USD 2,240,622 NOK 23,547,437 JPMC 12/18/2024 8,330
ZAR 154,585,000 USD 8,640,487 CITI 12/18/2024 247,596
ZAR 154,585,000 USD 8,640,444 JPMC 12/18/2024 247,640
Total unrealized appreciation 3,189,464
AUD 893,000 USD 618,649 CITI 12/18/2024 (781)
AUD 893,000 USD 618,646 JPMC 12/18/2024 (778)
BRL 3,538,042 USD 644,586 CITI
**
12/18/2024 (1,065)
BRL 3,538,042 USD 644,583 JPMC
**
12/18/2024 (1,062)
CAD 14,170,000 USD 10,532,245 CITI 12/18/2024 (33,730)

AQR Funds | N-PORT Part F | September 2024
See notes to Schedule of Investments.
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
September 30, 2024 (Unaudited)
(Continued)
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
CAD 14,170,000 USD 10,532,192 JPMC 12/18/2024 $ (33,678)
CHF 841,600 USD 1,005,568 CITI 12/18/2024 (2,467)
CHF 841,600 USD 1,005,563 JPMC 12/18/2024 (2,462)
CLP 650,000,000 USD 726,355 CITI
**
12/18/2024 (4,008)
CLP 650,000,000 USD 726,351 JPMC
**
12/18/2024 (4,003)
CNY 22,196,000 USD 3,191,279 CITI
**
12/18/2024 (3,424)
CNY 22,196,000 USD 3,191,263 JPMC
**
12/18/2024 (3,409)
COP 13,415,202,996 USD 3,229,912 CITI
**
12/18/2024 (71,920)
COP 13,415,202,996 USD 3,229,896 JPMC
**
12/18/2024 (71,903)
EUR 7,303,500 USD 8,173,399 CITI 12/18/2024 (17,583)
EUR 7,303,500 USD 8,173,358 JPMC 12/18/2024 (17,542)
HUF 2,111,847,484 USD 5,946,725 CITI 12/18/2024 (45,735)
HUF 2,111,847,484 USD 5,946,695 JPMC 12/18/2024 (45,706)
IDR 7,000,000,000 USD 462,421 CITI
**
12/18/2024 (2,927)
IDR 7,000,000,000 USD 462,419 JPMC
**
12/18/2024 (2,925)
ILS 21,444,000 USD 5,822,838 CITI 12/18/2024 (56,749)
ILS 21,444,000 USD 5,822,809 JPMC 12/18/2024 (56,720)
INR 1,090,000,000 USD 12,983,581 CITI
**
12/18/2024 (25,435)
INR 1,090,000,000 USD 12,983,516 JPMC
**
12/18/2024 (25,370)
JPY 2,377,160,856 USD 16,940,730 CITI 12/18/2024 (222,458)
JPY 2,377,160,856 USD 16,940,646 JPMC 12/18/2024 (222,373)
KRW 585,943,477 USD 446,166 CITI
**
12/18/2024 (124)
KRW 585,943,476 USD 446,163 JPMC
**
12/18/2024 (122)
NOK 16,000,000 USD 1,524,509 CITI 12/18/2024 (7,712)
NOK 16,000,000 USD 1,524,501 JPMC 12/18/2024 (7,703)
PHP 93,045,876 USD 1,664,935 CITI
**
12/18/2024 (7,721)
PHP 93,045,876 USD 1,664,873 JPMC
**
12/18/2024 (7,660)
PLN 19,286,761 USD 5,018,978 CITI 12/18/2024 (20,239)
PLN 19,286,762 USD 5,018,953 JPMC 12/18/2024 (20,214)
SGD 3,327,000 USD 2,601,959 CITI 12/18/2024 (3,276)
SGD 3,327,000 USD 2,601,946 JPMC 12/18/2024 (3,263)
TWD 57,622,658 USD 1,846,477 CITI
**
12/18/2024 (8,710)
TWD 57,622,658 USD 1,846,468 JPMC
**
12/18/2024 (8,700)
USD 2,119,904 AUD 3,169,000 CITI 12/18/2024 (72,733)
USD 2,119,914 AUD 3,169,000 JPMC 12/18/2024 (72,722)
USD 4,003,192 BRL 22,311,389 CITI
**
12/18/2024 (54,947)
USD 4,003,212 BRL 22,311,389 JPMC
**
12/18/2024 (54,927)
USD 8,608,300 CAD 11,670,000 CITI 12/18/2024 (37,972)
USD 8,608,343 CAD 11,670,000 JPMC 12/18/2024 (37,928)
USD 464,236 CHF 390,375 CITI 12/18/2024 (1,052)
USD 464,238 CHF 390,375 JPMC 12/18/2024 (1,048)
USD 898,434 CLP 826,108,769 CITI
**
12/18/2024 (19,624)
USD 898,439 CLP 826,108,769 JPMC
**
12/18/2024 (19,619)
USD 4,764,350 CNY 33,560,125 CITI
**
12/18/2024 (55,654)
USD 4,764,373 CNY 33,560,125 JPMC
**
12/18/2024 (55,630)
USD 586,295 CZK 13,264,200 CITI 12/18/2024 (515)
USD 586,297 CZK 13,264,200 JPMC 12/18/2024 (512)
USD 23,548,992 EUR 21,141,010 CITI 12/18/2024 (59,166)
USD 23,549,110 EUR 21,141,010 JPMC 12/18/2024 (59,048)
USD 2,227,935 GBP 1,676,498 CITI 12/18/2024 (13,064)
USD 2,227,952 GBP 1,676,502 JPMC 12/18/2024 (13,053)
USD 76,387 IDR 1,185,649,844 CITI
**
12/18/2024 (1,442)
USD 76,387 IDR 1,185,649,844 JPMC
**
12/18/2024 (1,441)
USD 979,770 JPY 140,000,000 CITI 12/18/2024 (4,832)
USD 979,775 JPY 140,000,000 JPMC 12/18/2024 (4,828)
USD 2,015,317 MXN 40,619,498 CITI 12/18/2024 (22,785)
USD 2,015,327 MXN 40,619,498 JPMC 12/18/2024 (22,774)
USD 1,112,989 NOK 11,773,718 CITI 12/18/2024 (3,157)

Consolidated Schedule of Investments
September 30, 2024 (Unaudited)
AQR MANAGED FUTURES STRATEGY HV FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | September 2024

CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
USD 1,112,994 NOK 11,773,718 JPMC 12/18/2024 $ (3,152)
USD 9,806,943 NZD 15,714,493 CITI 12/18/2024 (177,749)
USD 9,806,992 NZD 15,714,493 JPMC 12/18/2024 (177,700)
USD 2,890,058 PEN 10,848,907 CITI
**
12/18/2024 (34,307)
USD 2,890,072 PEN 10,848,907 JPMC
**
12/18/2024 (34,293)
USD 2,111,687 SEK 21,500,000 CITI 12/18/2024 (13,547)
USD 2,111,698 SEK 21,500,000 JPMC 12/18/2024 (13,537)
USD 477,469 THB 16,125,000 CITI 12/18/2024 (26,264)
USD 477,471 THB 16,125,000 JPMC 12/18/2024 (26,262)
ZAR 69,500,000 USD 4,012,831 CITI 12/18/2024 (16,830)
ZAR 69,500,000 USD 4,012,811 JPMC 12/18/2024 (16,811)
Total unrealized depreciation (2,302,582)
Net unrealized appreciation $ 886,882
** Non-deliverable forward foreign currency exchange contracts.
Total return basket swap contracts outstanding as of September 30, 2024:
Over-the-Counter
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
GSIN The Fund receives the total
return on a portfolio of short
equity positions and pays
or receives the CORRA
plus or minus a specified
spread (-0.03%), which is
denominated in CAD based
on the local currencies of the
positions within the swap.
60 months
maturity
08/10/2029
$– $– $– $–
GSIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the SONIA
plus or minus a specified
spread (-0.03% to 0.03%),
which is denominated in GBP
based on the local currencies
of the positions within the
swap.
25-61 months
maturity
ranging from
09/21/2026
- 09/21/2029
$756 $(16,251) $(7,954) $(24,205)
JPMC The Fund receives the total
return on a portfolio of short
equity positions and pays
or receives the OBFR plus
or minus a specified spread
(-0.25% to 0.00%), which is
denominated in USD based
on the local currencies of the
positions within the swap.
8-13 months
maturity
ranging from
10/09/2024
- 05/14/2025
$113,941 $(5,399) $(439) $(5,838)

AQR Funds | N-PORT Part F | September 2024
See notes to Schedule of Investments.
(Continued)
AQR MULTI-ASSET FUND
Consolidated Schedule of Investments
September 30, 2024 (Unaudited)
INVESTMENTS SHARES VALUE ($)
LONG POSITIONS - 107.1%
COMMON STOCKS - 54.1%
Australia - 0 .8%
AGL Energy Ltd. (2) 11,550 94,368
BHP Group Ltd. (2)(a) 6,921 214,870
BlueScope Steel Ltd. (2) 44,737 682,908
Computershare Ltd. (2)(a) 1,396 24,336
Evolution Mining Ltd. (2) 90,465 288,218
Harvey Norman Holdings Ltd. (2) 25,082 85,541
Incitec Pivot Ltd. (2) 19,900 42,591
JB Hi-Fi Ltd. (2) 13,489 742,391
Origin Energy Ltd. (2) 4,691 32,495
Pro Medicus Ltd. (2) 5,113 629,331
Qantas Airways Ltd. (2)* 100,214 511,542
QBE Insurance Group Ltd. (2) 5,221 59,616
South32 Ltd. (2) 23,153 59,385
Suncorp Group Ltd. (2) 4,054 50,623
Westpac Banking Corp. (2)(a) 31,275 683,438
Whitehaven Coal Ltd. (2) 5,563 27,589
4,229,242
Belgium - 0 .1%
Ageas SA/NV (2) 5,523 294,702
Anheuser-Busch InBev SA/NV (2)
(a) 212 14,049
Proximus SADP 59,345 462,419
771,170
Canada - 1 .4%
Agnico Eagle Mines Ltd. (a) 4,732 381,198
AtkinsRealis Group, Inc. 7,285 295,989
Barrick Gold Corp. 47,836 951,450
CCL Industries, Inc., Class B 4,756 289,942
Cenovus Energy, Inc. 52,426 876,835
Empire Co. Ltd., Class A 2,237 68,361
Fairfax Financial Holdings Ltd. 507 640,163
iA Financial Corp., Inc. 1,700 140,907
Imperial Oil Ltd. 2,771 194,950
Kinross Gold Corp. 41,383 387,684
Magna International, Inc. 2,524 103,539
Manulife Financial Corp. 2,750 81,273
Nutrien Ltd. 1,186 56,991
Open Text Corp. 15,284 508,770
Pan American Silver Corp. 9,628 201,039
Parkland Corp. 5,876 151,457
Shopify, Inc., Class A * 15,713 1,258,830
Suncor Energy, Inc. 25,973 958,684
TFI International, Inc. 1,036 141,905
West Fraser Timber Co. Ltd. 2,200 214,347
Whitecap Resources, Inc. 2,945 21,993
7,926,307
China - 0 .3%
NXP Semiconductors NV (a)(b) 5,184 1,244,212
Prosus NV * 14,030 613,143
1,857,355
INVESTMENTS SHARES VALUE ($)
Denmark - 0 .2%
AP Moller - Maersk A/S, Class B
(2) 133 223,810
Danske Bank A/S (2) 13,111 394,362
ISS A/S (2) 24,102 481,028
Novo Nordisk A/S, Class B (2)(a) 596 70,692
Vestas Wind Systems A/S (2)* 3,294 72,480
1,242,372
Finland - 0 .2%
Fortum OYJ (2)(a)(b) 20,936 344,508
Nordea Bank Abp (2) 31,465 371,452
Valmet OYJ (2) 1,683 53,985
Wartsila OYJ Abp (2) 6,269 140,279
910,224
France - 1 .1%
Alstom SA (2)*(a)(b) 26,245 545,288
BNP Paribas SA (2)(a) 2,190 150,282
Carrefour SA (2) 2,467 42,066
Cie de Saint-Gobain SA (2) 11,170 1,018,732
Credit Agricole SA (2) 33,733 515,875
Dassault Aviation SA (2) 1,094 225,898
Eiffage SA (2) 222 21,438
Engie SA (2)(a) 2,914 50,390
Ipsen SA (2) 244 30,056
Renault SA (2) 10,033 436,163
Rexel SA (2) 12,437 360,508
Societe Generale SA (2) 70,724 1,762,390
TotalEnergies SE (2)(a) 13,901 902,666
Valeo SE (2) 3,286 39,761
6,101,513
Germany - 1 .4%
adidas AG (2) 253 67,042
Allianz SE (Registered) (2) 1,636 538,112
BASF SE (2) 10,704 567,343
Bayer AG (Registered) (2) 9,944 336,423
Bayerische Motoren Werke AG (2) 4,450 393,543
Commerzbank AG (2) 55,133 1,016,898
Daimler Truck Holding AG (2) 1,501 56,359
Deutsche Bank AG (Registered)
(2) 64,815 1,122,057
Evonik Industries AG (2) 2,915 68,238
Fresenius Medical Care AG (2) 3,104 131,894
Heidelberg Materials AG (2) 1,778 193,695
KION Group AG (2) 3,324 131,248
Mercedes-Benz Group AG (2) 21,787 1,411,779
Muenchener Rueckversicherungs-
Gesellschaft AG in Muenchen
(Registered) (2) 491 270,563
Nemetschek SE (2) 425 44,174
Rheinmetall AG (2) 383 208,209
SAP SE (2) 267 61,072
Scout24 SE (2)(c) 1,458 125,531
TeamViewer SE (2)*(c) 6,656 84,980
Zalando SE (2)*(c) 34,206 1,130,573
7,959,733

Consolidated Schedule of Investments
September 30, 2024 (Unaudited)
AQR MULTI-ASSET FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | September 2024

(Continued)
INVESTMENTS SHARES VALUE ($)
Guatemala - 0 .0% †
Millicom International Cellular SA,
SDR (2)* 2,114 57,437
Hong Kong - 0 .3%
AIA Group Ltd. (2) 145,400 1,269,758
Hong Kong Exchanges & Clearing
Ltd. (2) 800 32,680
Techtronic Industries Co. Ltd. (2) 17,000 253,783
WH Group Ltd. (2)(c) 82,500 64,977
1,621,198
Ireland - 0 .0% †
TE Connectivity plc 436 65,832
Italy - 0 .8%
Banca Monte dei Paschi di Siena
SpA (2) 81,402 470,453
Banco BPM SpA (2) 81,743 552,292
Eni SpA (2) 3,058 46,535
Intesa Sanpaolo SpA (2)(a) 66,065 282,804
Leonardo SpA (2) 6,657 148,992
Poste Italiane SpA (2)(c) 37,296 523,753
UniCredit SpA (2) 23,449 1,029,450
Unipol Gruppo SpA (2) 107,600 1,280,664
4,334,943
Japan - 3 .7%
Asics Corp. (2) 46,100 968,475
Cosmo Energy Holdings Co. Ltd.
(2) 2,000 110,333
Daiichi Sankyo Co. Ltd. (2) 5,400 178,375
ENEOS Holdings, Inc. (2) 35,800 196,011
Fujikura Ltd. (2) 10,200 346,596
Fujitsu Ltd. (2) 14,000 287,832
Fukuoka Financial Group, Inc. (2) 9,800 253,748
GMO Payment Gateway, Inc. (2) 2,100 127,792
Hitachi Ltd. (2) 1,700 45,079
Honda Motor Co. Ltd. (2) 45,500 485,774
Inpex Corp. (2) 3,600 48,740
Japan Post Bank Co. Ltd. (2) 68,700 644,905
Japan Post Insurance Co. Ltd. (2) 10,200 187,335
JFE Holdings, Inc. (2) 41,000 551,212
Kansai Paint Co. Ltd. (2) 1,800 32,152
Kawasaki Kisen Kaisha Ltd. (2) 12,000 187,074
KDDI Corp. (2) 5,900 189,021
Kuraray Co. Ltd. (2) 4,600 68,352
Kyowa Kirin Co. Ltd. (2) 5,600 98,822
Makita Corp. (2) 10,900 368,219
Marubeni Corp. (2) 1,500 24,783
Mazda Motor Corp. (2) 43,300 330,835
Mitsubishi Gas Chemical Co., Inc.
(2) 6,100 118,936
Mitsubishi UFJ Financial Group,
Inc. (2) 111,500 1,144,949
Mitsui Chemicals, Inc. (2) 900 24,041
Mitsui OSK Lines Ltd. (2) 1,800 62,317
Mizuho Financial Group, Inc. (2) 54,400 1,124,493
MS&AD Insurance Group
Holdings, Inc. (2) 11,600 272,649
NGK Insulators Ltd. (2) 9,200 121,000
Nippon Steel Corp. (2) 25,800 578,233
INVESTMENTS SHARES VALUE ($)
Japan - 3.7% (continued)
Nippon Yusen KK (2) 12,700 466,491
Nisshin Seifun Group, Inc. (2) 3,800 48,096
Nomura Holdings, Inc. (2) 90,400 471,796
Oji Holdings Corp. (2) 42,700 171,066
Oracle Corp. Japan (2) 1,700 175,514
ORIX Corp. (2) 15,200 355,663
Otsuka Corp. (2) 4,000 98,788
Persol Holdings Co. Ltd. (2) 427,300 770,051
Ricoh Co. Ltd. (2) 7,700 83,564
Ryohin Keikaku Co. Ltd. (2) 90,800 1,667,341
Shimamura Co. Ltd. (2) 4,500 245,816
Socionext, Inc. (2) 12,600 250,623
Sojitz Corp. (2) 28,280 670,057
Sony Group Corp. (2)(a) 36,500 709,107
Square Enix Holdings Co. Ltd. (2) 27,000 1,071,840
Stanley Electric Co. Ltd. (2) 1,300 24,367
Subaru Corp. (2) 3,000 53,073
Sumitomo Corp. (2) 8,300 186,385
Tokyo Electron Ltd. (2) 4,000 713,343
TOPPAN Holdings, Inc. (2)(a) 4,200 125,002
Tosoh Corp. (2) 5,100 68,287
Toyota Tsusho Corp. (2) 6,100 111,531
Trend Micro, Inc. (2) 23,900 1,419,071
USS Co. Ltd. (2) 33,700 319,880
Yamaha Corp. (2) 20,400 176,411
19,631,246
Luxembourg - 0 .0% †
Aperam SA (2) 4,624 144,952
ArcelorMittal SA (2) 4,557 119,323
264,275
Netherlands - 0 .4%
ABN AMRO Bank NV, CVA (2)(c) 5,702 103,046
Argenx SE (2)* 172 92,999
ASM International NV (2) 520 343,075
ASML Holding NV (2) 331 275,346
ING Groep NV (2) 5,135 93,164
Koninklijke Philips NV (2)* 8,242 270,219
Koninklijke Vopak NV (2) 2,614 121,315
NN Group NV (2) 21,327 1,064,135
2,363,299
New Zealand - 0 .1%
Xero Ltd. (2)* 7,138 737,826
Norway - 0 .0% †
TOMRA Systems ASA (2) 4,745 69,745
Russia - 0 .0%
Evraz plc (3)* 27,473 –
Singapore - 0 .5%
Grab Holdings Ltd., Class A *(a)(b) 239,307 909,367
Sea Ltd., ADR *(a)(b) 8,696 819,859
Singapore Airlines Ltd. (2) 14,400 76,016
STMicroelectronics NV (2) 23,707 707,994
2,513,236
South Korea - 0 .0% †
Delivery Hero SE (2)*(c) 1,081 43,748

AQR Funds | N-PORT Part F | September 2024
See notes to Schedule of Investments.
AQR MULTI-ASSET FUND
Consolidated Schedule of Investments
September 30, 2024 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
Spain - 0 .5%
Acerinox SA (2) 79,322 852,996
ACS Actividades de Construccion
y Servicios SA (2) 5,948 274,543
Banco Santander SA (2) 220,760 1,131,144
Bankinter SA (2) 5,634 49,737
Mapfre SA (2) 98,572 262,507
Repsol SA (2) 1,774 23,398
2,594,325
Sweden - 0 .3%
Autoliv, Inc. 3,350 312,790
Electrolux AB, Class B (2)* 39,046 379,244
H & M Hennes & Mauritz AB, Class
B (2) 1,556 26,501
SKF AB, Class B (2) 14,962 298,026
Svenska Handelsbanken AB,
Class A (2) 23,221 238,525
Swedbank AB, Class A (2) 7,430 157,707
Trelleborg AB, Class B (2) 5,101 196,342
1,609,135
Switzerland - 0 .8%
ABB Ltd. (Registered) (2)(a) 4,749 275,516
Baloise Holding AG (Registered)
(2) 1,341 274,226
DKSH Holding AG (2) 1,552 123,444
Julius Baer Group Ltd. (2) 1,793 108,125
Logitech International SA
(Registered) (2) 5,488 491,510
Lonza Group AG (Registered) (2) 834 529,243
Novartis AG (Registered) (2) 20,333 2,341,191
Sandoz Group AG (2) 1,932 80,512
Temenos AG (Registered) (2) 605 42,358
Zurich Insurance Group AG (2) 95 57,395
4,323,520
United Kingdom - 1 .5%
abrdn plc (2) 156,991 342,683
Aviva plc (2) 3,443 22,300
Barclays plc (2) 270,595 813,025
British American Tobacco plc (2)(a) 9,253 337,347
BT Group plc (2) 73,310 145,306
Centrica plc (2) 158,393 247,749
CK Hutchison Holdings Ltd. (2) 82,000 464,917
Direct Line Insurance Group plc (2)
(a)(b) 323,924 812,598
easyJet plc (2) 64,356 448,195
HSBC Holdings plc (2) 84,371 756,894
InterContinental Hotels Group plc
(2) 682 74,270
Intermediate Capital Group plc (2) 6,100 182,158
International Distribution Services
plc 24,334 111,394
Johnson Matthey plc (2) 4,691 95,664
Legal & General Group plc (2) 29,397 89,096
Marks & Spencer Group plc (2) 138,350 690,429
NatWest Group plc (2) 64,285 297,598
Ocado Group plc (2)* 9,968 51,405
Persimmon plc (2) 3,524 77,549
Rolls-Royce Holdings plc (2)* 158,622 1,122,645
INVESTMENTS SHARES VALUE ($)
United Kingdom - 1.5% (continued)
Standard Chartered plc (2) 14,883 157,849
Subsea 7 SA (2) 6,280 101,408
TechnipFMC plc 17,123 449,136
Travis Perkins plc (2) 2,913 36,267
Vodafone Group plc (2) 328,784 329,507
8,257,389
United States - 39 .7%
3M Co. 9,583 1,309,996
Abbott Laboratories (a)(b) 442 50,392
AbbVie, Inc. (a)(b) 1,684 332,556
Abercrombie & Fitch Co., Class A * 11,076 1,549,532
Adobe, Inc. * 2,512 1,300,663
ADT, Inc. (a)(b) 37,267 269,440
Advanced Micro Devices, Inc. *(a)
(b) 1,331 218,390
Airbnb, Inc., Class A *(a)(b) 16,525 2,095,535
Alaska Air Group, Inc. * 28,564 1,291,378
Align Technology, Inc. * 3,368 856,550
Allison Transmission Holdings, Inc. 8,929 857,809
Allstate Corp. (The) 224 42,482
Ally Financial, Inc. 765 27,226
Alnylam Pharmaceuticals, Inc. *(a)
(b) 3,611 993,133
Alphabet, Inc., Class A 10,725 1,778,741
Alphabet, Inc., Class C 15,789 2,639,763
Altria Group, Inc. (a)(b) 31,502 1,607,862
Amazon.com, Inc. *(a)(b) 33,115 6,170,319
Amedisys, Inc. * 665 64,179
Amentum Holdings, Inc. * 170 5,483
American Express Co. (a)(b) 1,121 304,015
American International Group, Inc. 9,105 666,759
American Tower Corp., REIT 324 75,349
Amkor Technology, Inc. 10,030 306,918
Apellis Pharmaceuticals, Inc. *(a)
(b) 5,276 152,160
Appfolio, Inc., Class A * 3,060 720,324
Apple, Inc. (a)(b) 36,868 8,590,245
Applied Materials, Inc. 4,947 999,541
Archer-Daniels-Midland Co. (a)(b) 11,117 664,130
Arista Networks, Inc. *(a) 3,752 1,440,093
Arrow Electronics, Inc. *(a)(b) 2,181 289,702
Assurant, Inc. 404 80,339
Assured Guaranty Ltd. 5,064 402,689
AT&T, Inc. (a) 66,015 1,452,330
Atlassian Corp., Class A *(a)(b) 5,980 949,684
Axis Capital Holdings Ltd. 12,032 957,868
Baker Hughes Co., Class A (a)(b) 34,879 1,260,876
Bank of America Corp. (a) 63,685 2,527,021
Bank of New York Mellon Corp.
(The) 2,208 158,667
Bank OZK 14,114 606,761
Berkshire Hathaway, Inc., Class
B * 3,950 1,818,027
Berry Global Group, Inc. 4,392 298,568
Best Buy Co., Inc. (a)(b) 7,671 792,414
BlackRock, Inc. 666 632,374
Booking Holdings, Inc. (a) 690 2,906,364
Boston Beer Co., Inc. (The), Class
A * 1,942 561,510

Consolidated Schedule of Investments
September 30, 2024 (Unaudited)
AQR MULTI-ASSET FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | September 2024

(Continued)
INVESTMENTS SHARES VALUE ($)
United States - 39.7% (continued)
BP plc (2)(a) 136,029 709,464
Bright Horizons Family Solutions,
Inc. * 743 104,117
Bristol-Myers Squibb Co. 14,740 762,648
Broadcom, Inc. (a)(b) 23,045 3,975,264
Bruker Corp. 2,209 152,554
Builders FirstSource, Inc. * 874 169,434
Burlington Stores, Inc. * 2,296 604,950
Cardinal Health, Inc. 4,950 547,074
CarMax, Inc. *(a)(b) 3,046 235,699
Carvana Co., Class A *(a)(b) 478 83,225
Catalent, Inc. * 355 21,502
Centene Corp. * 21,270 1,601,206
Cheniere Energy, Inc. (a)(b) 1,879 337,919
Chipotle Mexican Grill, Inc., Class
A *(a) 1,600 92,192
Chubb Ltd. 2,638 760,773
Ciena Corp. * 1,061 65,347
Cigna Group (The) (a)(b) 7,241 2,508,572
Cincinnati Financial Corp. 2,954 402,098
Cirrus Logic, Inc. * 1,152 143,090
Cisco Systems, Inc. (a) 11,928 634,808
Citigroup, Inc. 33,888 2,121,389
Citizens Financial Group, Inc. 33,057 1,357,651
Cloudflare, Inc., Class A *(a)(b) 2,204 178,282
CME Group, Inc. 6,595 1,455,187
CNA Financial Corp. 3,029 148,239
CNH Industrial NV (a)(b) 28,292 314,041
CNO Financial Group, Inc. 1,041 36,539
Coca-Cola Co. (The) (a) 3,795 272,709
Coca-Cola Consolidated, Inc. 538 708,223
Cognizant Technology Solutions
Corp., Class A (a)(b) 1,320 101,878
Coherent Corp. *(a)(b) 4,180 371,644
Colgate-Palmolive Co. (a) 2,415 250,701
Comcast Corp., Class A 61,214 2,556,909
Comfort Systems USA, Inc. 1,474 575,376
Commercial Metals Co. 2,082 114,427
CommVault Systems, Inc. * 2,234 343,701
Concentrix Corp. (a)(b) 2,317 118,746
ConocoPhillips (a)(b) 5,282 556,089
Corebridge Financial, Inc. 1,756 51,205
Costco Wholesale Corp. (a) 278 246,453
Coterra Energy, Inc. 9,303 222,807
Crowdstrike Holdings, Inc., Class
A *(a)(b) 3,778 1,059,616
Crown Holdings, Inc. 9,648 925,050
Cummins, Inc. 123 39,826
CVS Health Corp. (a) 5,658 355,775
Datadog, Inc., Class A * 893 102,749
DaVita, Inc. *(a)(b) 298 48,851
Dell Technologies, Inc., Class C
(a)(b) 1,881 222,974
Delta Air Lines, Inc. (a)(b) 42,735 2,170,511
Dick's Sporting Goods, Inc. 1,783 372,112
Dillard's, Inc., Class A (a)(b) 1,445 554,432
Discover Financial Services (a)(b) 512 71,828
DocuSign, Inc., Class A * 12,539 778,547
Domino's Pizza, Inc. 253 108,825
DoubleVerify Holdings, Inc. * 14,894 250,815
INVESTMENTS SHARES VALUE ($)
United States - 39.7% (continued)
DR Horton, Inc. 758 144,604
Eaton Corp. plc (a) 2,927 970,125
Elevance Health, Inc. (a) 158 82,160
Eli Lilly & Co. 3,456 3,061,810
EnerSys 4,290 437,795
Equinix, Inc., REIT 61 54,145
Estee Lauder Cos., Inc. (The),
Class A (a) 783 78,057
Everest Group Ltd. 2,092 819,708
Exelixis, Inc. * 12,791 331,926
Exxon Mobil Corp. (a)(b) 25,406 2,978,092
Federated Hermes, Inc., Class B 13,807 507,683
FedEx Corp. (a)(b) 445 121,788
Ferguson Enterprises, Inc. 113 22,438
Fidelity National Information
Services, Inc. 8,075 676,281
First Horizon Corp. 42,396 658,410
Fiserv, Inc. *(a)(b) 739 132,761
Flowserve Corp. 13,657 705,930
FMC Corp. 10,200 672,588
Ford Motor Co. (a)(b) 41,987 443,383
Fortinet, Inc. * 28,815 2,234,603
Franklin Resources, Inc. (a)(b) 13,167 265,315
Freeport-McMoRan, Inc. 1,104 55,112
Gap, Inc. (The) 50,369 1,110,636
Garmin Ltd. 2,830 498,165
Gartner, Inc. *(a)(b) 502 254,394
Gates Industrial Corp. plc * 55,079 966,636
GE Aerospace 14,118 2,662,373
GE Vernova, Inc. * 1,815 462,789
General Dynamics Corp. (a)(b) 1,450 438,190
General Motors Co. 37,948 1,701,588
Gilead Sciences, Inc. 3,091 259,149
Gitlab, Inc., Class A * 10,059 518,441
Global Payments, Inc. 4,877 499,502
Globe Life, Inc. 4,270 452,236
GoDaddy, Inc., Class A * 5,532 867,307
Grocery Outlet Holding Corp. * 8,079 141,786
GSK plc (2) 62,664 1,275,903
Guidewire Software, Inc. * 3,910 715,295
H&R Block, Inc. (a)(b) 3,766 239,329
Hasbro, Inc. 17,693 1,279,558
HCA Healthcare, Inc. (a)(b) 783 318,235
HealthEquity, Inc. * 2,017 165,091
Hewlett Packard Enterprise Co. 34,128 698,259
Hexcel Corp. 6,746 417,105
HF Sinclair Corp. 3,410 151,984
Holcim AG (2)(a) 1,393 136,420
Home Depot, Inc. (The) 1,384 560,797
Howmet Aerospace, Inc. (a)(b) 9,827 985,157
HubSpot, Inc. * 314 166,922
Huntington Bancshares, Inc. (a)(b) 28,239 415,113
Huntington Ingalls Industries, Inc.
(a)(b) 2,284 603,844
Huntsman Corp. (a)(b) 2,392 57,886
Illumina, Inc. * 385 50,208
Incyte Corp. * 3,394 224,343
Inspire Medical Systems, Inc. *(a)
(b) 6,065 1,280,018
Insulet Corp. * 1,874 436,174

AQR Funds | N-PORT Part F | September 2024
See notes to Schedule of Investments.
AQR MULTI-ASSET FUND
Consolidated Schedule of Investments
September 30, 2024 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
United States - 39.7% (continued)
Intel Corp. (a)(b) 1,970 46,216
International Paper Co. (a)(b) 2,788 136,194
Invesco Ltd. 71,729 1,259,561
Iridium Communications, Inc. 5,050 153,773
Jacobs Solutions, Inc. (a)(b) 170 22,253
James Hardie Industries plc,
CHESS (2)* 11,835 470,295
Johnson & Johnson (a)(b) 8,453 1,369,893
JPMorgan Chase & Co. (a)(b) 4,336 914,289
KB Home (a)(b) 3,577 306,513
Kemper Corp. 959 58,739
Keurig Dr Pepper, Inc. 597 22,376
KLA Corp. 713 552,154
Kraft Heinz Co. (The) (a)(b) 5,087 178,605
Kroger Co. (The) 7,272 416,686
Kyndryl Holdings, Inc. * 12,598 289,502
L3Harris Technologies, Inc. 512 121,789
Lam Research Corp. (a)(b) 348 283,996
Lantheus Holdings, Inc. * 1,381 151,565
Lennar Corp., Class A 3,109 582,875
Light & Wonder, Inc. * 6,713 609,070
Lincoln National Corp. 17,166 540,901
Lockheed Martin Corp. (a)(b) 586 342,552
LyondellBasell Industries NV, Class
A (a) 1,068 102,421
Manhattan Associates, Inc. * 274 77,098
Marathon Petroleum Corp. 3,859 628,670
Marvell Technology, Inc. (a)(b) 13,019 938,930
MasTec, Inc. * 5,772 710,533
Mastercard, Inc., Class A (a) 519 256,282
McKesson Corp. 494 244,243
Medpace Holdings, Inc. *(a)(b) 2,115 705,987
Medtronic plc (a) 1,443 129,913
Merck & Co., Inc. (a) 1,664 188,964
Meta Platforms, Inc., Class A 5,301 3,034,505
MetLife, Inc. 3,967 327,198
Micron Technology, Inc. 5,803 601,829
Microsoft Corp. 16,464 7,084,460
Mohawk Industries, Inc. * 1,730 277,976
Molson Coors Beverage Co., Class
B (a)(b) 3,305 190,104
Monolithic Power Systems, Inc.
(a)(b) 345 318,953
Mosaic Co. (The) (a)(b) 907 24,289
Natera, Inc. *(a)(b) 7,384 937,399
NetApp, Inc. 4,609 569,258
Netflix, Inc. * 2,110 1,496,560
Neurocrine Biosciences, Inc. * 7,739 891,688
Newell Brands, Inc. 45,573 350,001
Northern Trust Corp. (a)(b) 2,322 209,050
NOV, Inc. (a)(b) 21,596 344,888
Nutanix, Inc., Class A * 15,950 945,038
NVIDIA Corp. (a) 94,464 11,471,708
Olin Corp. 3,055 146,579
Ollie's Bargain Outlet Holdings,
Inc. * 6,353 617,512
ON Semiconductor Corp. * 323 23,453
OneMain Holdings, Inc. 474 22,311
Onto Innovation, Inc. *(a)(b) 1,216 252,393
Oracle Corp. (a)(b) 7,170 1,221,768
INVESTMENTS SHARES VALUE ($)
United States - 39.7% (continued)
Organon & Co. (a)(b) 13,426 256,839
Ovintiv, Inc. 2,273 87,079
Owens Corning 3,628 640,415
PACCAR, Inc. (a)(b) 1,580 155,914
Palantir Technologies, Inc., Class
A *(a)(b) 2,409 89,615
Palo Alto Networks, Inc. * 1,269 433,744
Park Hotels & Resorts, Inc., REIT
(a)(b) 32,478 457,940
PayPal Holdings, Inc. *(a)(b) 10,176 794,033
Pegasystems, Inc. 2,975 217,443
Penumbra, Inc. * 1,187 230,646
PepsiCo, Inc. (a)(b) 1,803 306,600
Pfizer, Inc. (a) 7,379 213,548
PG&E Corp. (a) 1,678 33,174
Pinterest, Inc., Class A * 25,808 835,405
Playtika Holding Corp. 27,619 218,742
Popular, Inc. 2,472 247,867
PPG Industries, Inc. (a) 266 35,234
Progressive Corp. (The) 6,429 1,631,423
Prologis, Inc., REIT (a)(b) 1,198 151,283
Prosperity Bancshares, Inc. (a)(b) 2,619 188,751
Prudential Financial, Inc. (a)(b) 460 55,706
Public Storage, REIT (a)(b) 1,536 558,904
Pure Storage, Inc., Class A *(a)(b) 1,413 70,989
QUALCOMM, Inc. (a)(b) 3,322 564,906
Ralph Lauren Corp., Class A 6,443 1,249,104
Reinsurance Group of America,
Inc. 799 174,078
RenaissanceRe Holdings Ltd. (a)
(b) 407 110,867
ResMed, Inc. (a)(b) 753 183,822
Robert Half, Inc. 2,889 194,747
Robinhood Markets, Inc., Class A * 16,360 383,151
ROBLOX Corp., Class A *(a)(b) 16,805 743,789
Roche Holding AG (2) 643 205,771
Ross Stores, Inc. (a)(b) 6,457 971,843
Royal Caribbean Cruises Ltd. (a)
(b) 999 177,183
Royal Gold, Inc. 2,616 367,025
RTX Corp. (a) 189 22,899
Salesforce, Inc. (a)(b) 3,311 906,254
Schneider Electric SE (2)(a) 284 74,865
Scotts Miracle-Gro Co. (The) 1,202 104,213
Seagate Technology Holdings plc
(a)(b) 4,817 527,606
SentinelOne, Inc., Class A *(a)(b) 4,828 115,486
ServiceNow, Inc. * 572 511,591
Shell plc (2)(a) 38,486 1,248,553
Signify NV (2)(c) 9,355 220,680
Skechers USA, Inc., Class A * 5,208 348,519
Skyworks Solutions, Inc. (a)(b) 2,862 282,680
SLM Corp. (a)(b) 10,223 233,800
Smartsheet, Inc., Class A * 12,116 670,742
Snap, Inc., Class A *(a)(b) 140,541 1,503,789
Snowflake, Inc., Class A * 6,323 726,260
Sotera Health Co. *(a)(b) 26,042 434,901
SS&C Technologies Holdings, Inc.
(a) 1,732 128,532
State Street Corp. 2,835 250,812

Consolidated Schedule of Investments
September 30, 2024 (Unaudited)
AQR MULTI-ASSET FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | September 2024

(Continued)
INVESTMENTS SHARES VALUE ($)
United States - 39.7% (continued)
Stellantis NV (2) 11,239 155,638
Swiss Re AG (2) 7,803 1,079,775
Synchrony Financial 9,665 482,090
Tapestry, Inc. 31,037 1,458,118
Target Corp. 6,530 1,017,766
Taylor Morrison Home Corp., Class
A * 971 68,222
TD SYNNEX Corp. 3,284 394,343
Tenet Healthcare Corp. * 5,456 906,787
Teradata Corp. * 7,672 232,768
Terex Corp. (a)(b) 17,563 929,258
Tesla, Inc. *(a) 3,943 1,031,607
Texas Capital Bancshares, Inc. * 4,260 304,420
Texas Roadhouse, Inc., Class A 7,114 1,256,332
Textron, Inc. 3,706 328,277
Thermo Fisher Scientific, Inc. (a)(b) 69 42,681
T-Mobile US, Inc. (a) 1,908 393,735
Toll Brothers, Inc. 7,475 1,154,813
Trade Desk, Inc. (The), Class A
*(a)(b) 2,128 233,335
TransUnion (a) 8,830 924,501
Trimble, Inc. *(a)(b) 8,270 513,484
TripAdvisor, Inc. * 5,107 74,000
Twilio, Inc., Class A * 6,895 449,692
Uber Technologies, Inc. *(a)(b) 4,490 337,468
UGI Corp. 8,179 204,639
Ultragenyx Pharmaceutical, Inc. * 4,039 224,366
United Airlines Holdings, Inc. * 1,386 79,085
United Therapeutics Corp. * 1,075 385,226
Universal Display Corp. (a)(b) 1,117 234,458
Universal Health Services, Inc.,
Class B 508 116,337
Unum Group 7,822 464,940
US Bancorp 3,205 146,565
Vail Resorts, Inc. (a)(b) 246 42,875
Valero Energy Corp. (a)(b) 7,163 967,220
Valley National Bancorp (a)(b) 70,514 638,857
Veeva Systems, Inc., Class A * 483 101,367
VeriSign, Inc. * 1,138 216,174
Verizon Communications, Inc. (a)
(b) 14,819 665,521
Vertex Pharmaceuticals, Inc. * 1,204 559,956
Vertiv Holdings Co., Class A 13,439 1,337,046
Visa, Inc., Class A (a) 810 222,710
Walmart, Inc. (a) 15,018 1,212,704
Walt Disney Co. (The) 15,768 1,516,724
Wayfair, Inc., Class A *(a)(b) 3,091 173,652
Weatherford International plc (a)(b) 1,873 159,055
Wells Fargo & Co. (a)(b) 4,922 278,044
Wendy's Co. (The) 7,622 133,537
Western Digital Corp. *(a)(b) 1,401 95,674
Western Union Co. (The) 39,552 471,855
Westinghouse Air Brake
Technologies Corp. 1,676 304,647
Whirlpool Corp. (a)(b) 1,937 207,259
Willis Towers Watson plc 874 257,419
Wingstop, Inc. 4,055 1,687,204
Woodward, Inc. 2,298 394,130
Workday, Inc., Class A * 1,699 415,253
Xcel Energy, Inc. (a) 6,515 425,430
INVESTMENTS SHARES VALUE ($)
United States - 39.7% (continued)
Zions Bancorp NA 2,048 96,707
Zoom Video Communications, Inc.,
Class A * 13,118 914,849
Zscaler, Inc. *(a)(b) 3,128 534,700
217,994,562
Zambia - 0 .0% †
First Quantum Minerals Ltd. * 5,875 80,103
TOTAL COMMON STOCKS
(Cost $235,713,247) 297,559,735
PRINCIPAL
AMOUNT
FOREIGN GOVERNMENT SECURITIES - 11 .0%
Federal Republic of Germany
0.50%, 4/15/2030 (2)(d)(e) EUR 1,016,664 1,142,439
French Republic
0.10%, 3/1/2029 (2)(d)(e) 11,378,418 12,321,375
0.10%, 7/25/2031 (2)(d)(e) 6,482,538 6,928,406
0.10%, 3/1/2032 (2)(d)(e) 3,784,440 3,964,562
0.10%, 3/1/2036 (2)(d)(e) 4,917,050 4,899,932
0.10%, 7/25/2036 (2)(d)(e) 4,824,300 4,845,160
United Kingdom Gilt Inflation Linked
0.13%, 3/22/2029 (2)(d)(e) GBP 2,937,834 3,902,050
0.13%, 8/10/2031 (2)(d)(e) 3,035,563 4,018,650
1.25%, 11/22/2032 (2)(d)(e) 5,532,353 7,887,605
0.75%, 11/22/2033 (2)(d)(e) 2,810,700 3,831,489
0.75%, 3/22/2034 (2)(d)(e) 5,172,691 7,013,312
Cost: $59,029,076 $–
TOTAL FOREIGN GOVERNMENT SECURITIES
(Cost $59,029,076) 60,754,980
U.S. TREASURY OBLIGATIONS - 20 .2%
U.S. Treasury Inflation Linked Notes
1.25%, 4/15/2028 (2)(e) $ 8,808,576 8,724,989
2.38%, 10/15/2028 (2)(e) 9,036,896 9,385,156
2.13%, 4/15/2029 (2)(e) 9,253,972 9,510,511
0.13%, 7/15/2030 (2)(e) 11,041,200 10,266,332
0.13%, 1/15/2031 (2)(e) 11,720,510 10,768,691
0.13%, 7/15/2031 (2)(e) 12,439,842 11,379,444
0.13%, 1/15/2032 (2)(e) 13,389,342 12,100,082
0.63%, 7/15/2032 (2)(e) 12,124,784 11,351,842
1.38%, 7/15/2033 (2)(e) 11,288,803 11,126,941
1.75%, 1/15/2034 (2)(e) 12,279,120 12,415,289
1.88%, 7/15/2034 (2)(e) 4,210,122 4,312,955
Cost: $109,008,297 $–
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $109,008,297) 111,342,232
SHARES
SHORT-TERM INVESTMENTS - 21.8%
INVESTMENT COMPANIES - 16 .5%
Goldman Sachs Financial Square
Funds - Treasury Instruments
Fund, Institutional Shares, 4.75%
(f)(g) 5,888,277 5,888,277
Limited Purpose Cash Investment
Fund, 4.90% (f) 85,256,254 85,230,678
TOTAL INVESTMENT COMPANIES
(Cost $91,104,840) 91,118,955
—
—

AQR Funds | N-PORT Part F | September 2024
See notes to Schedule of Investments.
AQR MULTI-ASSET FUND
Consolidated Schedule of Investments
September 30, 2024 (Unaudited)
(Continued)
INVESTMENTS
PRINCIPAL
AMOUNT VALUE ($)
U.S. TREASURY OBLIGATIONS - 5 .3%
U.S. Treasury Bills
5.29%, 11/7/2024 (2)(h) $ 11,990,000 11,932,110
5.28%, 12/12/2024 (2)(h) 776,000 769,063
5.29%, 12/19/2024 (2)(h) 5,371,000 5,317,902
5.28%, 12/26/2024 (2)(h) 3,160,000 3,125,992
5.11%, 1/16/2025 (2)(h)(i) 7,944,000 7,838,413
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $28,952,281) 28,983,480
—
TOTAL SHORT-TERM INVESTMENTS
(Cost $120,057,121) 120,102,435
TOTAL LONG POSITIONS
(Cost $523,807,741) 589,759,382
SHARES
SHORT POSITIONS - (12.8)%
COMMON STOCKS - (12.6)%
Argentina - ( 0 .1 ) %
Arcadium Lithium plc (156,308) (445,478)
Australia - ( 0 .7 ) %
ALS Ltd. (2) (6,357) (63,020)
Domino's Pizza Enterprises Ltd. (2) (13,303) (325,184)
IDP Education Ltd. (2) (18,404) (201,619)
Liontown Resources Ltd. (2) (289,887) (160,221)
Lynas Rare Earths Ltd. (2) (142,202) (780,196)
Mineral Resources Ltd. (2) (13,787) (491,555)
NEXTDC Ltd. (2) (8,091) (97,573)
Pilbara Minerals Ltd. (2) (673,637) (1,515,197)
Treasury Wine Estates Ltd. (2) (7,321) (60,438)
Woodside Energy Group Ltd. (2) (4,521) (77,930)
(3,772,933)
Burkina Faso - ( 0 .1 ) %
Endeavour Mining plc (2) (25,472) (602,802)
Canada - ( 0 .2 ) %
Cameco Corp. (4,972) (237,525)
RB Global, Inc. (1,720) (138,432)
Restaurant Brands International,
Inc. (11,526) (831,692)
(1,207,649)
Chile - ( 0 .2 ) %
Lundin Mining Corp. (104,040) (1,090,056)
Denmark - ( 0 .1 ) %
Coloplast A/S, Class B (2) (2,830) (368,878)
Zealand Pharma A/S (2) (2,018) (245,533)
(614,411)
France - ( 0 .2 ) %
Edenred SE (2) (12,201) (462,120)
Sartorius Stedim Biotech (2) (1,034) (216,498)
Ubisoft Entertainment SA (2) (13,472) (151,257)
(829,875)
Germany - ( 0 .1 ) %
Aurubis AG (2) (322) (23,625)
CTS Eventim AG & Co. KGaA (2) (831) (86,528)
Infineon Technologies AG (2) (5,939) (208,506)
INVESTMENTS SHARES VALUE ($)
Germany - (0.1)% (continued)
Siemens Healthineers AG (2)(c) (1,272) (76,397)
Wacker Chemie AG (2) (254) (25,123)
(420,179)
Italy - ( 0 .1 ) %
Davide Campari-Milano NV (2) (4,850) (41,111)
Ferrari NV (2) (132) (61,855)
Infrastrutture Wireless Italiane SpA
(2)(c) (13,603) (167,309)
Moncler SpA (2) (5,837) (371,097)
Reply SpA (2) (286) (43,129)
Telecom Italia SpA (2) (119,536) (33,235)
(717,736)
Japan - ( 0 .9 ) %
Advantest Corp. (2) (1,900) (89,359)
Ajinomoto Co., Inc. (2) (6,600) (255,433)
Allegro MicroSystems, Inc. (8,563) (199,518)
Denso Corp. (2) (4,800) (72,151)
Eisai Co. Ltd. (2) (3,700) (137,917)
Hamamatsu Photonics KK (2) (14,400) (187,894)
Ibiden Co. Ltd. (2) (1,100) (33,998)
Japan Airport Terminal Co. Ltd. (2) (700) (25,261)
Keisei Electric Railway Co. Ltd. (2) (11,700) (348,811)
Kobayashi Pharmaceutical Co.
Ltd. (2) (3,300) (131,248)
Kubota Corp. (2) (27,800) (396,941)
Mitsubishi Heavy Industries Ltd. (2) (15,000) (224,160)
Nippon Sanso Holdings Corp. (2) (4,200) (154,152)
Nissan Chemical Corp. (2) (800) (28,719)
Nitori Holdings Co. Ltd. (2) (2,800) (416,871)
Oriental Land Co. Ltd. (2) (13,800) (356,970)
Rakuten Group, Inc. (2) (52,300) (337,461)
Seibu Holdings, Inc. (2) (19,500) (433,802)
Suzuki Motor Corp. (2) (23,300) (262,355)
Sysmex Corp. (2) (8,300) (164,288)
Terumo Corp. (2) (15,200) (287,956)
Yamaha Motor Co. Ltd. (2) (15,800) (142,297)
Yaskawa Electric Corp. (2) (1,100) (38,507)
(4,726,069)
Netherlands - ( 0 .1 ) %
Adyen NV (2)(c) (16) (25,050)
IMCD NV (2) (218) (37,870)
OCI NV (2) (6,936) (197,742)
Universal Music Group NV (2) (20,998) (549,333)
(809,995)
Norway - ( 0 .0 ) % †
Salmar ASA (443) (23,235)
Poland - ( 0 .0 ) % †
InPost SA (2) (3,061) (57,792)
South Africa - ( 0 .0 ) % †
Anglo American plc (2) (801) (26,037)
Spain - ( 0 .0 ) % †
Acciona SA (2) (231) (32,774)
Cellnex Telecom SA (2)(c) (5,101) (206,808)
(239,582)

Consolidated Schedule of Investments
September 30, 2024 (Unaudited)
AQR MULTI-ASSET FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | September 2024

(Continued)
INVESTMENTS SHARES VALUE ($)
Sweden - ( 0 .1 ) %
Axfood AB (2) (8,253) (232,605)
Beijer Ref AB, Class B (2) (4,536) (74,679)
Epiroc AB, Class A (2) (3,453) (74,790)
Lifco AB, Class B (2) (8,043) (264,887)
Saab AB, Class B (2) (1,865) (39,744)
(686,705)
Switzerland - ( 0 .1 ) %
Bachem Holding AG, Class B (2) (272) (22,930)
Barry Callebaut AG (Registered)
(2) (137) (253,647)
SIG Group AG (2) (13,776) (307,135)
Straumann Holding AG
(Registered) (2) (963) (157,523)
Tecan Group AG (Registered) (2) (73) (23,989)
(765,224)
United Kingdom - ( 0 .2 ) %
Entain plc (2) (14,856) (151,786)
JD Sports Fashion plc (2) (415,218) (856,156)
(1,007,942)
United States - ( 9 .4 ) %
AAON, Inc. (8,645) (932,277)
Advance Auto Parts, Inc. (8,654) (337,419)
Affirm Holdings, Inc., Class A (13,535) (552,499)
Albemarle Corp. (3,536) (334,895)
Altair Engineering, Inc., Class A (9,930) (948,414)
Arrowhead Pharmaceuticals, Inc. (33,208) (643,239)
Aspen Technology, Inc. (1,221) (291,599)
Avis Budget Group, Inc. (385) (33,722)
Azenta, Inc. (9,722) (470,934)
Bath & Body Works, Inc. (4,832) (154,237)
Bentley Systems, Inc., Class B (817) (41,512)
Biogen, Inc. (587) (113,784)
Bio-Rad Laboratories, Inc., Class A (1,147) (383,763)
Bio-Techne Corp. (2,772) (221,566)
Blue Owl Capital, Inc., Class A (7,104) (137,533)
Boeing Co. (The) (4,114) (625,493)
BRP, Inc. (13,288) (790,825)
Brunswick Corp. (6,924) (580,370)
Casey's General Stores, Inc. (295) (110,834)
Celanese Corp., Class A (1,207) (164,104)
Certara, Inc. (19,534) (228,743)
Chart Industries, Inc. (2,304) (286,019)
Charter Communications, Inc.,
Class A (196) (63,520)
Chemours Co. (The) (33,130) (673,202)
Churchill Downs, Inc. (4,425) (598,304)
Clarivate plc (36,418) (258,568)
Clearway Energy, Inc., Class C (9,696) (297,473)
Columbia Sportswear Co. (1,116) (92,840)
Coty, Inc., Class A (15,987) (150,118)
Crocs, Inc. (930) (134,673)
Dayforce, Inc. (3,120) (191,100)
Deckers Outdoor Corp. (1,248) (198,994)
Dollar Tree, Inc. (13,650) (959,868)
Doximity, Inc., Class A (7,039) (306,689)
Elanco Animal Health, Inc. (10,811) (158,814)
Elastic NV (511) (39,224)
INVESTMENTS SHARES VALUE ($)
United States - (9.4)% (continued)
elf Beauty, Inc. (3,321) (362,089)
EQT Corp. (21,252) (778,673)
Erie Indemnity Co., Class A (198) (106,884)
Extra Space Storage, Inc., REIT (2,038) (367,227)
First Solar, Inc. (174) (43,403)
Five Below, Inc. (4,976) (439,630)
Five9, Inc. (18,128) (520,817)
Floor & Decor Holdings, Inc., Class
A (9,084) (1,127,960)
Fortrea Holdings, Inc. (9,792) (195,840)
Frontier Communications Parent,
Inc. (37,093) (1,317,913)
GCI Liberty, Inc. Escrow, Class
A (3) (114) –
Glacier Bancorp, Inc. (7,069) (323,053)
Globant SA (164) (32,495)
Globus Medical, Inc., Class A (4,535) (324,434)
Harley-Davidson, Inc. (4,620) (178,009)
Helen of Troy Ltd. (11,527) (712,945)
Hilton Grand Vacations, Inc. (14,005) (508,662)
Hyatt Hotels Corp., Class A (848) (129,066)
IAC, Inc. (1,027) (55,273)
Ionis Pharmaceuticals, Inc. (16,232) (650,254)
Kinsale Capital Group, Inc. (577) (268,634)
Lamb Weston Holdings, Inc. (755) (48,879)
Lancaster Colony Corp. (375) (66,214)
Lattice Semiconductor Corp. (14,226) (754,974)
Liberty Broadband Corp., Class C (2,209) (170,734)
Lithia Motors, Inc., Class A (485) (154,055)
Lucid Group, Inc. (176,128) (621,732)
Lumentum Holdings, Inc. (7,615) (482,639)
Lyft, Inc., Class A (2,431) (30,995)
MACOM Technology Solutions
Holdings, Inc. (4,670) (519,584)
Macy's, Inc. (57,560) (903,116)
Masimo Corp. (601) (80,131)
Match Group, Inc. (615) (23,272)
MGM Resorts International (19,870) (776,718)
MicroStrategy, Inc., Class A (4,639) (782,135)
Moderna, Inc. (9,697) (648,051)
MongoDB, Inc., Class A (279) (75,428)
MP Materials Corp. (59,253) (1,045,815)
nCino, Inc. (3,922) (123,896)
Neogen Corp. (88,199) (1,482,624)
New Fortress Energy, Inc. (42,948) (390,397)
New York Community Bancorp,
Inc. (9,236) (103,720)
NEXTracker, Inc., Class A (11,635) (436,080)
NIKE, Inc., Class B (7,539) (666,448)
Norwegian Cruise Line Holdings
Ltd. (17,980) (368,770)
Novanta, Inc. (215) (38,468)
Okta, Inc., Class A (1,864) (138,570)
Option Care Health, Inc. (10,818) (338,603)
Ormat Technologies, Inc. (2,213) (170,268)
Paramount Global, Class B (35,244) (374,291)
Paycom Software, Inc. (1,330) (221,538)
Paycor HCM, Inc. (4,782) (67,857)
Paylocity Holding Corp. (1,873) (308,989)
Penn Entertainment, Inc. (53,918) (1,016,893)

AQR Funds | N-PORT Part F | September 2024
See notes to Schedule of Investments.
AQR MULTI-ASSET FUND
Consolidated Schedule of Investments
September 30, 2024 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
United States - (9.4)% (continued)
Pinnacle Financial Partners, Inc. (2,517) (246,590)
Planet Fitness, Inc., Class A (16,011) (1,300,412)
Plug Power, Inc. (75,821) (171,355)
Progyny, Inc. (8,109) (135,907)
Quanta Services, Inc. (2,665) (794,570)
QuantumScape Corp. (194,605) (1,118,979)
R1 RCM, Inc. (9,031) (127,969)
Repligen Corp. (2,325) (346,007)
Revvity, Inc. (976) (124,684)
RH (399) (133,438)
Roivant Sciences Ltd. (27,847) (321,354)
Saia, Inc. (2,418) (1,057,295)
Shift4 Payments, Inc., Class A (9,766) (865,268)
Silicon Laboratories, Inc. (1,387) (160,296)
Simpson Manufacturing Co., Inc. (780) (149,191)
SiteOne Landscape Supply, Inc. (264) (39,840)
SoFi Technologies, Inc. (6,504) (51,121)
Southwest Airlines Co. (23,102) (684,512)
Super Micro Computer, Inc. (1,312) (546,317)
Take-Two Interactive Software, Inc. (3,604) (553,971)
Tempur Sealy International, Inc. (4,836) (264,046)
Thor Industries, Inc. (2,775) (304,945)
Toast, Inc., Class A (28,387) (803,636)
Toro Co. (The) (3,474) (301,300)
TPG, Inc. (2,550) (146,778)
Trex Co., Inc. (6,957) (463,197)
Unity Software, Inc. (40,996) (927,330)
Valvoline, Inc. (1,686) (70,559)
VF Corp. (53,762) (1,072,552)
Viking Therapeutics, Inc. (3,299) (208,860)
Vornado Realty Trust, REIT (1,664) (65,562)
Walgreens Boots Alliance, Inc. (121,500) (1,088,640)
Warner Bros Discovery, Inc. (22,650) (186,863)
West Pharmaceutical Services,
Inc. (718) (215,515)
Wolfspeed, Inc. (154,300) (1,496,709)
ZoomInfo Technologies, Inc., Class
A (41,537) (428,662)
(51,356,543)
TOTAL COMMON STOCKS
(Proceeds $(70,724,381)) (69,400,243)
PREFERRED STOCKS - (0.2)%
Germany - ( 0 .2 ) %
Dr Ing hc F Porsche AG
(Preference) (2)(c) (8,460) (676,073)
Sartorius AG (Preference) (2) (652) (183,329)
TOTAL PREFERRED STOCKS
(Proceeds $(1,043,171)) (859,402)
INVESTMENTS
NO. OF
WARRANTS VALUE ($)
WARRANTS - 0.0%
Canada - 0 .0%
Constellation Software, Inc.,
expiring 3/31/2040 (3)
(Proceeds $–) (97) –
TOTAL SHORT POSITIONS
(Proceeds $(71,767,552)) (70,259,645)
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 94.3%
(Cost $452,040,189) 519,499,737
OTHER ASSETS IN EXCESS OF
LIABILITIES - 5.7% ‡ 31,233,288
NET ASSETS - 100.0% 550,733,025
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ 18,129,570 3 .3%
Consumer Discretionary 25,875,567 4 .7
Consumer Staples 5,408,640 1 .0
Energy 12,399,220 2 .2
Financials 52,197,270 9 .5
Foreign Government Securities 60,754,980 11 .0
Health Care 19,590,822 3 .6
Industrials 26,445,099 4 .8
Information Technology 62,371,367 11 .3
Materials 3,085,464 0 .6
Real Estate 864,834 0 .1
Utilities 932,237 0 .2
Investment Companies 91,118,955 16 .5
U.S. Treasury Obligations 140,325,712 25 .5
Total Investments In Securities
At Value 519,499,737 94 .3
Other Assets in Excess of
Liabilities ‡ 31,233,288 5 .7
Net Assets
$ 550,733,025 100 .0%

Consolidated Schedule of Investments
September 30, 2024 (Unaudited)
AQR MULTI-ASSET FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | September 2024

(Continued)
* Non-income producing security.
† Represents less than 0.05% of net assets.
‡ Includes appreciation/(depreciation) on forward foreign currency exchange, futures and swap contracts.
(a) All or a portion of this security is segregated in connection with obligations for securities sold short. Total value of all such securities at September
30, 2024 amounted to $75,316,985, which is inclusive of rehypothecated amounts disclosed below.
(b) All or a portion of this security has been rehypothecated in connection with the Fund's Master Securities Loan Agreement with State Street Bank and Trust Company. Total value of all such securities at September 30, 2024 amounted to $60,764,167.
(c) Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of
Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at September 30, 2024 amounted to $1,145,651, which represents 0.21%
of net assets of the Fund.
(d) Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Total value of all such securities at September 30,
2024 amounted to $60,754,980, which represents 11.03% of net assets of the Fund.
(e) Inflation protected security.
(f) Represents 7-day effective yield as of September 30, 2024.
(g) All or a portion of the security pledged as collateral for forward foreign currency exchange and swap contracts.
(h) The rate shown was the effective yield at the date of purchase.
(i) All or a portion of the security pledged as collateral for swap contracts.
All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.
(2) Level 2 security.
(3) Security fair valued using significant unobservable inputs (Level 3) in accordance with procedures approved by the Board of Trustees.
Total return swap contracts outstanding as of September 30, 2024 :
Over-the-Counter
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
MSCI Spain Net
Return Index
Decreases in
total return
of reference
entity and
pays the ESTR
plus or minus
a specified
spread (0.10%)
Increases in
total return of
reference entity
Monthly BANA 12/18/2024 EUR 5,126,871 $ 39,249
Total unrealized appreciation 39,249
Amsterdam
Exchange Index
October Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
At termination MSCS 10/18/2024 EUR (12,768,000) (160,031)
Swiss Market
Index December
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
Monthly MLIN 12/20/2024 CHF (9,886,860) (123,745)
MSCI Canada Net
Return Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
CORRA plus or
minus a specified
spread (-0.40%)
Monthly MSCS 12/18/2024 CAD (3,289,090) (77,275)
MSCI France Net
Return Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
ESTR plus or
minus a specified
spread (0.10%)
Monthly BANA 12/18/2024 EUR (2,116,338) (72,186)

AQR Funds | N-PORT Part F | September 2024
See notes to Schedule of Investments.
AQR MULTI-ASSET FUND
Consolidated Schedule of Investments
September 30, 2024 (Unaudited)
(Continued)
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
MSCI
Netherlands Net
Return Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
ESTR plus or
minus a specified
spread (0.22%)
Monthly BANA 12/18/2024 EUR (2,652,313) $ (88,453)
MSCI Sweden
Net Return Index
Decreases in
total return
of reference
entity and pays
the STIBOR
plus or minus
a specified
spread (0.04%)
Increases in
total return of
reference entity
Monthly BANA 12/18/2024 SEK 15,625,526 (6,277)
MSCI Switzerland
Net Return Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
SARON plus or
minus a specified
spread (0.19%)
Monthly BANA 12/18/2024 CHF (4,223,618) (114,914)
Total unrealized depreciation (642,881)
Net unrealized depreciation $ (603,632)
Futures contracts outstanding as of September 30, 2024:
Exchange-Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
Hang Seng Index 13 10/2024 HKD $ 1,779,131 $ 167,528
IBEX 35 Index 76 10/2024 EUR 10,060,053 72,631
LME Aluminum Base Metal 1 10/2024 USD 65,022 8,394
LME Aluminum Base Metal 1 10/2024 USD 65,169 4,741
LME Aluminum Base Metal 1 10/2024 USD 65,427 3,476
LME Aluminum Base Metal 1 10/2024 USD 65,494 4,328
LME Aluminum Base Metal 1 10/2024 USD 65,413 3,231
LME Aluminum Base Metal 2 10/2024 USD 130,779 4,645
LME Aluminum Base Metal 2 10/2024 USD 130,663 10,060
LME Aluminum Base Metal 4 10/2024 USD 260,062 32,950
LME Aluminum Base Metal 4 10/2024 USD 261,921 14,753
LME Aluminum Base Metal 6 10/2024 USD 392,195 12,286
LME Aluminum Base Metal 6 10/2024 USD 391,457 10,231
LME Aluminum Base Metal 7 10/2024 USD 455,000 50,354
LME Aluminum Base Metal 8 10/2024 USD 519,950 53,389
LME Aluminum Base Metal 13 10/2024 USD 845,039 102,051
LME Copper Base Metal 1 10/2024 USD 242,902 56
LME Copper Base Metal 1 10/2024 USD 243,541 14,533
LME Copper Base Metal 1 10/2024 USD 243,460 17,571
LME Copper Base Metal 1 10/2024 USD 243,500 19,510
LME Copper Base Metal 1 10/2024 USD 242,699 (2,440)
LME Copper Base Metal 2 10/2024 USD 486,463 29,300
LME Copper Base Metal 2 10/2024 USD 485,228 (11,064)

Consolidated Schedule of Investments
September 30, 2024 (Unaudited)
AQR MULTI-ASSET FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | September 2024

(Continued)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
LME Copper Base Metal 2 10/2024 USD $ 485,740 $ (6,438)
LME Copper Base Metal 2 10/2024 USD 485,860 2,517
LME Copper Base Metal 3 10/2024 USD 729,833 50,195
LME Copper Base Metal 4 10/2024 USD 972,562 48,521
LME Copper Base Metal 4 10/2024 USD 971,832 33,354
LME Copper Base Metal 8 10/2024 USD 1,938,762 (24,396)
LME Lead Base Metal 1 10/2024 USD 51,420 (3,949)
LME Lead Base Metal 1 10/2024 USD 51,537 (3,203)
LME Lead Base Metal 1 10/2024 USD 51,459 (3,119)
LME Lead Base Metal 1 10/2024 USD 51,645 117
LME Lead Base Metal 1 10/2024 USD 51,567 (3,330)
LME Lead Base Metal 1 10/2024 USD 51,713 688
LME Lead Base Metal 2 10/2024 USD 102,879 (6,589)
LME Lead Base Metal 2 10/2024 USD 103,114 (6,266)
LME Lead Base Metal 2 10/2024 USD 102,800 (8,806)
LME Lead Base Metal 3 10/2024 USD 155,174 671
LME Lead Base Metal 4 10/2024 USD 206,624 1,813
LME Lead Base Metal 6 10/2024 USD 310,211 (2,166)
LME Nickel Base Metal 1 10/2024 USD 103,731 (623)
LME Nickel Base Metal 1 10/2024 USD 104,010 8,307
LME Nickel Base Metal 1 10/2024 USD 103,622 (631)
LME Nickel Base Metal 2 10/2024 USD 207,774 6,936
LME Nickel Base Metal 2 10/2024 USD 207,962 13,256
LME Nickel Base Metal 5 10/2024 USD 519,614 28,253
LME Zinc Base Metal 1 10/2024 USD 76,548 3,000
LME Zinc Base Metal 1 10/2024 USD 76,691 9,523
LME Zinc Base Metal 2 10/2024 USD 153,339 14,102
LME Zinc Base Metal 2 10/2024 USD 153,400 20,145
LME Zinc Base Metal 2 10/2024 USD 153,172 6,694
LME Zinc Base Metal 4 10/2024 USD 305,678 8,101
OMXS30 Index 101 10/2024 SEK 2,611,310 (12,999)
WTI Crude Oil 165 10/2024 USD 11,248,050 (89,568)
Brent Crude Oil 135 11/2024 USD 9,647,100 (91,008)
Feeder Cattle 2 11/2024 USD 244,900 9,389
LME Aluminum Base Metal 1 11/2024 USD 65,040 8,337
LME Aluminum Base Metal 1 11/2024 USD 65,040 6,951
LME Aluminum Base Metal 1 11/2024 USD 65,025 7,954
LME Aluminum Base Metal 2 11/2024 USD 130,091 12,735
LME Aluminum Base Metal 3 11/2024 USD 195,121 9,994
LME Aluminum Base Metal 5 11/2024 USD 325,201 31,436
LME Aluminum Base Metal 5 11/2024 USD 325,201 41,836
LME Aluminum Base Metal 6 11/2024 USD 390,422 10,875
LME Copper Base Metal 1 11/2024 USD 243,807 23,772
LME Copper Base Metal 1 11/2024 USD 244,606 11,664
LME Copper Base Metal 1 11/2024 USD 244,082 16,567
LME Copper Base Metal 1 11/2024 USD 244,319 13,216
LME Copper Base Metal 1 11/2024 USD 243,582 16,079
LME Copper Base Metal 1 11/2024 USD 243,844 20,591
LME Copper Base Metal 1 11/2024 USD 243,732 21,333
LME Copper Base Metal 2 11/2024 USD 488,138 37,507
LME Copper Base Metal 2 11/2024 USD 488,613 25,736
LME Copper Base Metal 4 11/2024 USD 978,111 38,977
LME Lead Base Metal 1 11/2024 USD 51,982 465
LME Lead Base Metal 1 11/2024 USD 51,793 2,866
LME Lead Base Metal 2 11/2024 USD 104,039 1,198
LME Lead Base Metal 2 11/2024 USD 103,724 469
LME Lead Base Metal 2 11/2024 USD 103,964 (50)

AQR Funds | N-PORT Part F | September 2024
See notes to Schedule of Investments.
AQR MULTI-ASSET FUND
Consolidated Schedule of Investments
September 30, 2024 (Unaudited)
(Continued)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
LME Lead Base Metal 2 11/2024 USD $ 103,793 $ 1,475
LME Lead Base Metal 2 11/2024 USD 103,770 3,414
LME Lead Base Metal 2 11/2024 USD 103,564 3,158
LME Lead Base Metal 3 11/2024 USD 155,414 8,224
LME Lead Base Metal 4 11/2024 USD 208,040 (3,484)
LME Lead Base Metal 5 11/2024 USD 259,081 10,895
LME Lead Base Metal 5 11/2024 USD 258,680 1,678
LME Nickel Base Metal 1 11/2024 USD 104,392 6,739
LME Nickel Base Metal 1 11/2024 USD 104,254 6,301
LME Nickel Base Metal 1 11/2024 USD 104,639 2,302
LME Nickel Base Metal 1 11/2024 USD 104,372 7,049
LME Nickel Base Metal 1 11/2024 USD 104,514 3,171
LME Nickel Base Metal 1 11/2024 USD 104,412 7,509
LME Nickel Base Metal 2 11/2024 USD 208,548 13,638
LME Zinc Base Metal 1 11/2024 USD 76,965 9,533
LME Zinc Base Metal 2 11/2024 USD 154,076 11,986
LME Zinc Base Metal 2 11/2024 USD 154,058 7,696
LME Zinc Base Metal 4 11/2024 USD 308,163 17,414
Natural Gas 35 11/2024 USD 1,170,750 90,497
NY Harbor ULSD 19 11/2024 USD 1,726,154 21,951
RBOB Gasoline 25 11/2024 USD 2,001,510 (30,788)
Soybean 119 11/2024 USD 6,289,150 114,858
WTI Crude Oil 76 11/2024 USD 5,150,520 22,361
100 oz Gold 80 12/2024 USD 21,275,200 1,376,640
Australia 10 Year Bond 561 12/2024 AUD 45,109,214 (391,217)
Australia 3 Year Bond 121 12/2024 AUD 8,960,959 (19,921)
Cocoa 4 12/2024 GBP 280,278 (5,428)
Cocoa 14 12/2024 USD 1,081,080 115,882
Coffee 'C' 51 12/2024 USD 5,168,531 504,437
Corn 249 12/2024 USD 5,288,138 262,551
Cotton No. 2 36 12/2024 USD 1,324,980 24,013
DAX Index 5 12/2024 EUR 2,713,721 56,188
Euro STOXX 50 Index 338 12/2024 EUR 18,925,108 590,132
Euro-Bobl 200 12/2024 EUR 26,722,279 186,467
Euro-BTP 116 12/2024 EUR 15,697,775 295,011
Euro-Bund 292 12/2024 EUR 43,847,869 317,804
Euro-Buxl 53 12/2024 EUR 8,042,464 45,661
Euro-OAT 151 12/2024 EUR 21,335,112 79,442
Euro-Schatz 52 12/2024 EUR 6,201,670 21,590
FTSE 100 Index 157 12/2024 GBP 17,397,657 (196,897)
FTSE/MIB Index 71 12/2024 EUR 13,456,664 124,051
Lean Hogs 31 12/2024 USD 908,610 12,250
Live Cattle 42 12/2024 USD 3,104,640 107,220
LME Aluminum Base Metal 1 12/2024 USD 65,262 4,909
LME Aluminum Base Metal 1 12/2024 USD 65,271 (711)
LME Aluminum Base Metal 2 12/2024 USD 130,316 11,610
LME Aluminum Base Metal 4 12/2024 USD 261,150 (278)
LME Aluminum Base Metal 4 12/2024 USD 260,944 9,182
LME Aluminum Base Metal 5 12/2024 USD 326,641 14,626
LME Aluminum Base Metal 5 12/2024 USD 326,641 9,783
LME Aluminum Base Metal 5 12/2024 USD 326,391 21,876
LME Aluminum Base Metal 7 12/2024 USD 455,929 39,458
LME Aluminum Base Metal 8 12/2024 USD 521,906 28,822
LME Aluminum Base Metal 9 12/2024 USD 586,251 50,924
LME Aluminum Base Metal 10 12/2024 USD 652,735 15,468
LME Aluminum Base Metal 101 12/2024 USD 6,598,153 217,982
LME Copper Base Metal 1 12/2024 USD 245,509 10,317

Consolidated Schedule of Investments
September 30, 2024 (Unaudited)
AQR MULTI-ASSET FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | September 2024

(Continued)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
LME Copper Base Metal 1 12/2024 USD $ 244,988 $ 17,450
LME Copper Base Metal 1 12/2024 USD 245,725 (2,853)
LME Copper Base Metal 2 12/2024 USD 490,579 28,548
LME Copper Base Metal 2 12/2024 USD 490,968 16,966
LME Copper Base Metal 2 12/2024 USD 489,763 41,891
LME Copper Base Metal 2 12/2024 USD 489,870 38,667
LME Copper Base Metal 3 12/2024 USD 736,283 21,023
LME Copper Base Metal 3 12/2024 USD 735,608 55,900
LME Copper Base Metal 68 12/2024 USD 16,694,595 (68,543)
LME Lead Base Metal 1 12/2024 USD 52,073 1,364
LME Lead Base Metal 1 12/2024 USD 52,358 (922)
LME Lead Base Metal 1 12/2024 USD 52,373 352
LME Lead Base Metal 1 12/2024 USD 52,266 1,005
LME Lead Base Metal 1 12/2024 USD 52,150 3,197
LME Lead Base Metal 2 12/2024 USD 104,373 4,879
LME Lead Base Metal 3 12/2024 USD 156,949 1,342
LME Lead Base Metal 3 12/2024 USD 156,284 7,176
LME Lead Base Metal 3 12/2024 USD 157,200 (1,490)
LME Lead Base Metal 3 12/2024 USD 156,845 4,763
LME Lead Base Metal 55 12/2024 USD 2,876,363 (66,981)
LME Nickel Base Metal 1 12/2024 USD 104,972 4,902
LME Nickel Base Metal 2 12/2024 USD 209,566 17,956
LME Nickel Base Metal 2 12/2024 USD 209,543 17,341
LME Nickel Base Metal 3 12/2024 USD 314,509 30,288
LME Nickel Base Metal 10 12/2024 USD 1,049,601 54,915
LME Zinc Base Metal 1 12/2024 USD 77,211 5,783
LME Zinc Base Metal 1 12/2024 USD 77,191 8,088
LME Zinc Base Metal 1 12/2024 USD 77,075 8,537
LME Zinc Base Metal 2 12/2024 USD 154,442 4,511
LME Zinc Base Metal 3 12/2024 USD 231,713 (64)
LME Zinc Base Metal 3 12/2024 USD 231,695 16,230
LME Zinc Base Metal 3 12/2024 USD 231,284 24,889
LME Zinc Base Metal 4 12/2024 USD 308,687 36,975
LME Zinc Base Metal 63 12/2024 USD 4,870,987 286,657
Long Gilt 600 12/2024 GBP 79,093,963 (266,881)
Low Sulphur Gasoil 35 12/2024 USD 2,297,750 50,221
Russell 2000 E-Mini Index 17 12/2024 USD 1,911,820 17,906
S&P 500 E-Mini Index 68 12/2024 USD 19,768,450 367,707
S&P Midcap 400 E-Mini Index 2 12/2024 USD 629,720 17,910
Silver 28 12/2024 USD 4,404,120 237,771
Soybean Meal 109 12/2024 USD 3,723,440 123,176
SPI 200 Index 33 12/2024 AUD 4,737,441 59,504
U.S. Treasury 10 Year Note 1,108 12/2024 USD 126,710,189 (388,766)
U.S. Treasury 2 Year Note 84 12/2024 USD 17,494,312 23,146
U.S. Treasury 5 Year Note 679 12/2024 USD 74,652,867 67,363
U.S. Treasury Long Bond 289 12/2024 USD 35,935,344 (164,140)
U.S. Treasury Ultra Bond 162 12/2024 USD 21,591,563 (151,566)
Wheat 15 12/2024 USD 438,000 9,430
Feeder Cattle 4 1/2025 USD 477,550 4,659
Soybean 19 1/2025 USD 1,021,488 29,898
Sugar No. 11 148 2/2025 USD 3,724,627 510,340
Platinum 11 8/2025 JPY 173,964 5,197
Total of long contracts 6,436,551
Short Contracts
Brent Crude Oil (69) 10/2024 USD (4,947,300) (18,874)
CAC 40 10 Euro Index (106) 10/2024 EUR (9,025,943) (155,997)
LME Aluminum Base Metal (1) 10/2024 USD (65,494) (4,640)

AQR Funds | N-PORT Part F | September 2024
See notes to Schedule of Investments.
AQR MULTI-ASSET FUND
Consolidated Schedule of Investments
September 30, 2024 (Unaudited)
(Continued)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts (continued)
LME Aluminum Base Metal (1) 10/2024 USD $ (65,022) $ (7,879)
LME Aluminum Base Metal (1) 10/2024 USD (65,169) (5,217)
LME Aluminum Base Metal (1) 10/2024 USD (65,413) (3,216)
LME Aluminum Base Metal (1) 10/2024 USD (65,427) (3,554)
LME Aluminum Base Metal (2) 10/2024 USD (130,663) (9,918)
LME Aluminum Base Metal (2) 10/2024 USD (130,779) (4,353)
LME Aluminum Base Metal (4) 10/2024 USD (261,921) (15,708)
LME Aluminum Base Metal (4) 10/2024 USD (260,062) (33,752)
LME Aluminum Base Metal (6) 10/2024 USD (392,195) (12,262)
LME Aluminum Base Metal (6) 10/2024 USD (391,457) (10,324)
LME Aluminum Base Metal (7) 10/2024 USD (455,000) (51,110)
LME Aluminum Base Metal (8) 10/2024 USD (519,950) (56,293)
LME Aluminum Base Metal (13) 10/2024 USD (845,039) (103,173)
LME Copper Base Metal (1) 10/2024 USD (243,500) (19,436)
LME Copper Base Metal (1) 10/2024 USD (242,902) 302
LME Copper Base Metal (1) 10/2024 USD (243,460) (17,228)
LME Copper Base Metal (1) 10/2024 USD (242,699) 2,625
LME Copper Base Metal (1) 10/2024 USD (243,541) (14,295)
LME Copper Base Metal (2) 10/2024 USD (485,228) 11,467
LME Copper Base Metal (2) 10/2024 USD (486,463) (28,794)
LME Copper Base Metal (2) 10/2024 USD (485,860) (1,665)
LME Copper Base Metal (2) 10/2024 USD (485,740) 6,905
LME Copper Base Metal (3) 10/2024 USD (729,833) (50,365)
LME Copper Base Metal (4) 10/2024 USD (972,562) (45,873)
LME Copper Base Metal (4) 10/2024 USD (971,832) (30,753)
LME Copper Base Metal (8) 10/2024 USD (1,938,762) 21,812
LME Lead Base Metal (1) 10/2024 USD (51,459) 3,207
LME Lead Base Metal (1) 10/2024 USD (51,420) 3,886
LME Lead Base Metal (1) 10/2024 USD (51,567) 3,687
LME Lead Base Metal (1) 10/2024 USD (51,645) (258)
LME Lead Base Metal (1) 10/2024 USD (51,537) 3,280
LME Lead Base Metal (1) 10/2024 USD (51,713) (916)
LME Lead Base Metal (2) 10/2024 USD (103,114) 5,893
LME Lead Base Metal (2) 10/2024 USD (102,879) 6,573
LME Lead Base Metal (2) 10/2024 USD (102,800) 9,210
LME Lead Base Metal (3) 10/2024 USD (155,174) (1,431)
LME Lead Base Metal (4) 10/2024 USD (206,624) (2,479)
LME Lead Base Metal (6) 10/2024 USD (310,211) 2,224
LME Nickel Base Metal (1) 10/2024 USD (103,622) 567
LME Nickel Base Metal (1) 10/2024 USD (103,731) 672
LME Nickel Base Metal (1) 10/2024 USD (104,010) (8,343)
LME Nickel Base Metal (2) 10/2024 USD (207,962) (13,966)
LME Nickel Base Metal (2) 10/2024 USD (207,774) (7,789)
LME Nickel Base Metal (5) 10/2024 USD (519,614) (28,514)
LME Zinc Base Metal (1) 10/2024 USD (76,548) (3,143)
LME Zinc Base Metal (1) 10/2024 USD (76,691) (9,395)
LME Zinc Base Metal (2) 10/2024 USD (153,339) (14,082)
LME Zinc Base Metal (2) 10/2024 USD (153,400) (20,608)
LME Zinc Base Metal (2) 10/2024 USD (153,172) (6,897)
LME Zinc Base Metal (4) 10/2024 USD (305,678) (8,490)
Natural Gas (11) 10/2024 USD (321,530) (11,974)
NY Harbor ULSD (22) 10/2024 USD (1,990,666) (28,557)
RBOB Gasoline (7) 10/2024 USD (568,919) 20,583
LME Aluminum Base Metal (1) 11/2024 USD (65,040) (8,371)
LME Aluminum Base Metal (1) 11/2024 USD (65,040) (7,042)
LME Aluminum Base Metal (1) 11/2024 USD (65,025) (7,859)
LME Aluminum Base Metal (2) 11/2024 USD (130,091) (12,639)

Consolidated Schedule of Investments
September 30, 2024 (Unaudited)
AQR MULTI-ASSET FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | September 2024

(Continued)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts (continued)
LME Aluminum Base Metal (3) 11/2024 USD $ (195,121) $ (9,340)
LME Aluminum Base Metal (5) 11/2024 USD (325,201) (41,972)
LME Aluminum Base Metal (5) 11/2024 USD (325,201) (31,474)
LME Aluminum Base Metal (6) 11/2024 USD (390,422) (9,439)
LME Copper Base Metal (1) 11/2024 USD (244,082) (17,209)
LME Copper Base Metal (1) 11/2024 USD (243,582) (16,090)
LME Copper Base Metal (1) 11/2024 USD (243,732) (17,734)
LME Copper Base Metal (1) 11/2024 USD (244,319) (13,340)
LME Copper Base Metal (1) 11/2024 USD (244,606) (10,859)
LME Copper Base Metal (1) 11/2024 USD (243,844) (21,023)
LME Copper Base Metal (1) 11/2024 USD (243,807) (23,809)
LME Copper Base Metal (2) 11/2024 USD (488,138) (37,475)
LME Copper Base Metal (2) 11/2024 USD (488,613) (25,280)
LME Copper Base Metal (4) 11/2024 USD (978,111) (40,572)
LME Lead Base Metal (1) 11/2024 USD (51,982) (484)
LME Lead Base Metal (1) 11/2024 USD (51,793) (2,921)
LME Lead Base Metal (2) 11/2024 USD (103,564) (3,881)
LME Lead Base Metal (2) 11/2024 USD (103,770) (3,547)
LME Lead Base Metal (2) 11/2024 USD (103,724) (424)
LME Lead Base Metal (2) 11/2024 USD (104,039) (744)
LME Lead Base Metal (2) 11/2024 USD (103,964) (119)
LME Lead Base Metal (2) 11/2024 USD (103,793) (1,749)
LME Lead Base Metal (3) 11/2024 USD (155,414) (8,272)
LME Lead Base Metal (4) 11/2024 USD (208,040) 2,949
LME Lead Base Metal (5) 11/2024 USD (258,680) (1,490)
LME Lead Base Metal (5) 11/2024 USD (259,081) (11,474)
LME Nickel Base Metal (1) 11/2024 USD (104,254) (6,589)
LME Nickel Base Metal (1) 11/2024 USD (104,372) (6,750)
LME Nickel Base Metal (1) 11/2024 USD (104,412) (7,193)
LME Nickel Base Metal (1) 11/2024 USD (104,392) (6,482)
LME Nickel Base Metal (1) 11/2024 USD (104,639) (2,642)
LME Nickel Base Metal (1) 11/2024 USD (104,514) (2,945)
LME Nickel Base Metal (2) 11/2024 USD (208,548) (13,774)
LME Zinc Base Metal (1) 11/2024 USD (76,965) (9,467)
LME Zinc Base Metal (2) 11/2024 USD (154,058) (7,664)
LME Zinc Base Metal (2) 11/2024 USD (154,076) (12,831)
LME Zinc Base Metal (4) 11/2024 USD (308,163) (16,475)
Low Sulphur Gasoil (9) 11/2024 USD (594,225) (9,957)
Canada 10 Year Bond (269) 12/2024 CAD (24,850,353) (128,298)
Copper (3) 12/2024 USD (341,475) (22,352)
Japan 10 Year Bond (3) 12/2024 JPY (3,017,012) 6,923
KC HRW Wheat (14) 12/2024 USD (408,625) (6,126)
LME Aluminum Base Metal (1) 12/2024 USD (65,262) (4,976)
LME Aluminum Base Metal (1) 12/2024 USD (65,271) 682
LME Aluminum Base Metal (2) 12/2024 USD (130,316) (11,839)
LME Aluminum Base Metal (4) 12/2024 USD (260,944) (10,333)
LME Aluminum Base Metal (4) 12/2024 USD (261,150) (162)
LME Aluminum Base Metal (5) 12/2024 USD (326,641) (11,330)
LME Aluminum Base Metal (5) 12/2024 USD (326,641) (11,561)
LME Aluminum Base Metal (5) 12/2024 USD (326,391) (21,676)
LME Aluminum Base Metal (7) 12/2024 USD (455,929) (37,426)
LME Aluminum Base Metal (8) 12/2024 USD (521,906) (26,028)
LME Aluminum Base Metal (9) 12/2024 USD (586,251) (49,686)
LME Aluminum Base Metal (10) 12/2024 USD (652,735) (17,386)
LME Aluminum Base Metal (54) 12/2024 USD (3,527,726) (192,739)
LME Copper Base Metal (1) 12/2024 USD (245,509) (9,661)
LME Copper Base Metal (1) 12/2024 USD (244,988) (17,491)

AQR Funds | N-PORT Part F | September 2024
See notes to Schedule of Investments.
AQR MULTI-ASSET FUND
Consolidated Schedule of Investments
September 30, 2024 (Unaudited)
(Continued)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts (continued)
LME Copper Base Metal (1) 12/2024 USD $ (245,725) $ 4,567
LME Copper Base Metal (2) 12/2024 USD (490,579) (27,584)
LME Copper Base Metal (2) 12/2024 USD (489,870) (38,910)
LME Copper Base Metal (2) 12/2024 USD (489,763) (43,418)
LME Copper Base Metal (2) 12/2024 USD (490,968) (19,023)
LME Copper Base Metal (3) 12/2024 USD (736,283) (19,572)
LME Copper Base Metal (3) 12/2024 USD (735,608) (56,262)
LME Copper Base Metal (13) 12/2024 USD (3,191,614) (225,733)
LME Lead Base Metal (1) 12/2024 USD (52,266) (1,131)
LME Lead Base Metal (1) 12/2024 USD (52,073) (1,401)
LME Lead Base Metal (1) 12/2024 USD (52,358) 977
LME Lead Base Metal (1) 12/2024 USD (52,373) (273)
LME Lead Base Metal (1) 12/2024 USD (52,150) (3,133)
LME Lead Base Metal (2) 12/2024 USD (104,373) (4,828)
LME Lead Base Metal (3) 12/2024 USD (156,949) (1,482)
LME Lead Base Metal (3) 12/2024 USD (156,284) (7,277)
LME Lead Base Metal (3) 12/2024 USD (157,200) 1,773
LME Lead Base Metal (3) 12/2024 USD (156,845) (3,177)
LME Lead Base Metal (18) 12/2024 USD (941,355) (20,548)
LME Nickel Base Metal (1) 12/2024 USD (104,972) (4,731)
LME Nickel Base Metal (2) 12/2024 USD (209,566) (17,872)
LME Nickel Base Metal (2) 12/2024 USD (209,543) (17,549)
LME Nickel Base Metal (3) 12/2024 USD (314,509) (29,488)
LME Nickel Base Metal (30) 12/2024 USD (3,148,803) (132,777)
LME Zinc Base Metal (1) 12/2024 USD (77,075) (8,828)
LME Zinc Base Metal (1) 12/2024 USD (77,191) (8,303)
LME Zinc Base Metal (1) 12/2024 USD (77,211) (6,174)
LME Zinc Base Metal (2) 12/2024 USD (154,442) (4,128)
LME Zinc Base Metal (3) 12/2024 USD (231,284) (25,192)
LME Zinc Base Metal (3) 12/2024 USD (231,713) 415
LME Zinc Base Metal (3) 12/2024 USD (231,695) (18,554)
LME Zinc Base Metal (4) 12/2024 USD (308,687) (38,748)
LME Zinc Base Metal (11) 12/2024 USD (850,490) (56,146)
S&P/TSX 60 Index (67) 12/2024 CAD (14,311,036) (172,179)
Soybean Oil (15) 12/2024 USD (389,790) (18,073)
TOPIX Index (45) 12/2024 JPY (8,289,268) (360,668)
Aluminum (2) 1/2025 USD (128,238) (5,107)
Total of short contracts (3,217,082)
Net unrealized appreciation $ 3,219,469
Forward foreign currency exchange contracts outstanding as of September 30, 2024:
Over-the-Counter
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
AUD 13,009,500 USD 8,843,273 CITI 12/18/2024 $ 158,022
AUD 13,009,500 USD 8,843,228 JPMC 12/18/2024 158,066
BRL 65,128,525 USD 11,633,041 CITI
**
12/18/2024 212,954
BRL 65,128,525 USD 11,632,983 JPMC
**
12/18/2024 213,010
CAD 5,630,500 USD 4,166,294 CITI 12/18/2024 5,329
CAD 5,630,500 USD 4,166,273 JPMC 12/18/2024 5,350
CLP 1,272,731,498 USD 1,370,035 CITI
**
12/18/2024 44,357
CLP 1,272,731,502 USD 1,370,028 JPMC
**
12/18/2024 44,364
CNY 81,236,500 USD 11,532,951 CITI
**
12/18/2024 134,474

Consolidated Schedule of Investments
September 30, 2024 (Unaudited)
AQR MULTI-ASSET FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | September 2024

(Continued)
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
CNY 81,236,500 USD 11,532,894 JPMC
**
12/18/2024 $ 134,530
COP 150,000,000 USD 34,595 CITI
**
12/18/2024 716
COP 150,000,000 USD 34,594 JPMC
**
12/18/2024 716
CZK 18,300,000 USD 806,902 CITI 12/18/2024 2,692
CZK 18,300,000 USD 806,898 JPMC 12/18/2024 2,696
EUR 14,716,251 USD 16,403,397 CITI 12/18/2024 30,235
EUR 14,716,249 USD 16,403,313 JPMC 12/18/2024 30,317
GBP 14,567,504 USD 19,163,809 CITI 12/18/2024 308,785
GBP 14,567,496 USD 19,163,703 JPMC 12/18/2024 308,880
HUF 155,000,000 USD 429,512 CITI 12/18/2024 3,594
HUF 155,000,000 USD 429,509 JPMC 12/18/2024 3,596
IDR 4,000,000,000 USD 257,687 CITI
**
12/18/2024 4,881
IDR 4,000,000,000 USD 257,688 JPMC
**
12/18/2024 4,880
INR 1,644,923,500 USD 19,518,644 CITI
**
12/18/2024 36,546
INR 1,644,923,500 USD 19,518,546 JPMC
**
12/18/2024 36,644
JPY 1,851,128,817 USD 12,945,410 CITI 12/18/2024 73,347
JPY 1,851,128,819 USD 12,945,345 JPMC 12/18/2024 73,410
KRW 6,480,461,874 USD 4,903,043 CITI
**
12/18/2024 30,117
KRW 6,480,461,875 USD 4,903,019 JPMC
**
12/18/2024 30,143
MXN 108,965,750 USD 5,418,017 CITI 12/18/2024 49,387
MXN 108,965,752 USD 5,417,990 JPMC 12/18/2024 49,414
NOK 43,718,750 USD 4,084,681 CITI 12/18/2024 59,847
NOK 43,718,750 USD 4,084,661 JPMC 12/18/2024 59,868
NZD 71,500 USD 44,243 CITI 12/18/2024 1,187
NZD 71,500 USD 44,243 JPMC 12/18/2024 1,187
PLN 2,878,250 USD 743,648 CITI 12/18/2024 2,336
PLN 2,878,250 USD 743,644 JPMC 12/18/2024 2,340
SEK 186,906,270 USD 18,333,682 CITI 12/18/2024 141,649
SEK 186,906,270 USD 18,333,590 JPMC 12/18/2024 141,741
SGD 1,142,000 USD 884,963 CITI 12/18/2024 7,041
SGD 1,142,000 USD 884,958 JPMC 12/18/2024 7,045
TWD 88,000,340 USD 2,793,091 CITI
**
12/18/2024 13,517
TWD 88,000,339 USD 2,793,077 JPMC
**
12/18/2024 13,530
USD 13,572,160 CAD 18,237,000 CITI 12/18/2024 60,416
USD 13,572,228 CAD 18,237,000 JPMC 12/18/2024 60,484
USD 14,993,231 CHF 12,516,479 CITI 12/18/2024 74,865
USD 14,993,306 CHF 12,516,479 JPMC 12/18/2024 74,940
USD 223,267 CLP 200,000,000 CITI
**
12/18/2024 1,007
USD 223,268 CLP 200,000,000 JPMC
**
12/18/2024 1,007
USD 219,783 COP 928,578,244 CITI
**
12/18/2024 1,193
USD 219,784 COP 928,578,244 JPMC
**
12/18/2024 1,193
USD 2,497,989 CZK 56,166,666 CITI 12/18/2024 13,170
USD 2,498,002 CZK 56,166,667 JPMC 12/18/2024 13,182
USD 306,529 DKK 2,044,000 CITI 12/18/2024 61
USD 306,531 DKK 2,044,000 JPMC 12/18/2024 63
USD 19,769,855 EUR 17,633,889 CITI 12/18/2024 78,097
USD 19,769,953 EUR 17,633,888 JPMC 12/18/2024 78,196
USD 1,516,690 ILS 5,593,500 CITI 12/18/2024 12,650
USD 1,516,697 ILS 5,593,500 JPMC 12/18/2024 12,658
USD 9,451,913 JPY 1,336,456,000 CITI 12/18/2024 52,786
USD 9,451,960 JPY 1,336,455,998 JPMC 12/18/2024 52,833
USD 427,896 KRW 558,400,001 CITI
**
12/18/2024 2,822
USD 427,898 KRW 558,399,999 JPMC
**
12/18/2024 2,824
USD 25,331 MXN 500,001 CITI 12/18/2024 244
USD 25,331 MXN 499,999 JPMC 12/18/2024 244
USD 1,884,086 NOK 19,781,500 CITI 12/18/2024 8,805
USD 1,884,096 NOK 19,781,500 JPMC 12/18/2024 8,814
USD 189,717 PHP 10,625,000 CITI
**
12/18/2024 478

AQR Funds | N-PORT Part F | September 2024
See notes to Schedule of Investments.
AQR MULTI-ASSET FUND
Consolidated Schedule of Investments
September 30, 2024 (Unaudited)
(Continued)
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
USD 189,718 PHP 10,625,000 JPMC
**
12/18/2024 $ 479
USD 1,212,994 PLN 4,663,000 CITI 12/18/2024 4,440
USD 1,213,000 PLN 4,663,000 JPMC 12/18/2024 4,445
ZAR 164,865,501 USD 9,175,146 CITI 12/18/2024 304,028
ZAR 164,865,501 USD 9,175,100 JPMC 12/18/2024 304,075
Total unrealized appreciation 3,873,239
BRL 2,780,766 USD 506,702 CITI
**
12/18/2024 (920)
BRL 2,780,766 USD 506,700 JPMC
**
12/18/2024 (915)
CAD 8,352,000 USD 6,202,175 CITI 12/18/2024 (14,202)
CAD 8,352,000 USD 6,202,144 JPMC 12/18/2024 (14,171)
CNY 2,243,500 USD 322,669 CITI
**
12/18/2024 (452)
CNY 2,243,500 USD 322,668 JPMC
**
12/18/2024 (449)
COP 4,145,000,000 USD 997,320 CITI
**
12/18/2024 (21,570)
COP 4,145,000,000 USD 997,315 JPMC
**
12/18/2024 (21,565)
CZK 32,700,000 USD 1,452,272 CITI 12/18/2024 (5,620)
CZK 32,700,000 USD 1,452,264 JPMC 12/18/2024 (5,613)
EUR 15,796,750 USD 17,692,832 CITI 12/18/2024 (52,606)
EUR 15,796,750 USD 17,692,743 JPMC 12/18/2024 (52,518)
HUF 2,403,009,000 USD 6,764,304 CITI 12/18/2024 (49,741)
HUF 2,403,009,000 USD 6,764,270 JPMC 12/18/2024 (49,707)
ILS 1,470,500 USD 399,177 CITI 12/18/2024 (3,773)
ILS 1,470,500 USD 399,175 JPMC 12/18/2024 (3,771)
INR 45,000,000 USD 535,371 CITI
**
12/18/2024 (400)
INR 45,000,000 USD 535,368 JPMC
**
12/18/2024 (398)
JPY 972,598,496 USD 6,866,318 CITI 12/18/2024 (26,156)
JPY 972,598,494 USD 6,866,284 JPMC 12/18/2024 (26,120)
KRW 2,026,820,625 USD 1,543,319 CITI
**
12/18/2024 (430)
KRW 2,026,820,625 USD 1,543,311 JPMC
**
12/18/2024 (423)
MXN 200,278,250 USD 10,153,100 CITI 12/18/2024 (104,051)
MXN 200,278,248 USD 10,153,049 JPMC 12/18/2024 (104,001)
NOK 14,218,750 USD 1,353,154 CITI 12/18/2024 (5,218)
NOK 14,218,750 USD 1,353,147 JPMC 12/18/2024 (5,212)
PHP 15,000,000 USD 268,403 CITI
**
12/18/2024 (1,243)
PHP 15,000,000 USD 268,402 JPMC
**
12/18/2024 (1,241)
PLN 1,311,250 USD 341,444 CITI 12/18/2024 (1,595)
PLN 1,311,250 USD 341,442 JPMC 12/18/2024 (1,593)
SGD 575,500 USD 450,732 CITI 12/18/2024 (1,215)
SGD 575,500 USD 450,730 JPMC 12/18/2024 (1,213)
TWD 21,999,660 USD 705,149 CITI
**
12/18/2024 (3,511)
TWD 21,999,661 USD 705,145 JPMC
**
12/18/2024 (3,507)
USD 4,094,121 AUD 6,059,000 CITI 12/18/2024 (98,111)
USD 4,094,142 AUD 6,059,000 JPMC 12/18/2024 (98,090)
USD 22,311 BRL 127,000 CITI
**
12/18/2024 (789)
USD 22,311 BRL 127,000 JPMC
**
12/18/2024 (789)
USD 17,795,073 CHF 14,964,021 CITI 12/18/2024 (40,514)
USD 17,795,162 CHF 14,964,021 JPMC 12/18/2024 (40,425)
USD 918,074 CLP 836,651,784 CITI
**
12/18/2024 (11,701)
USD 918,079 CLP 836,651,787 JPMC
**
12/18/2024 (11,695)
USD 201,852 CNY 1,423,500 CITI
**
12/18/2024 (2,595)
USD 201,853 CNY 1,423,500 JPMC
**
12/18/2024 (2,594)
USD 98,819 COP 421,421,756 CITI
**
12/18/2024 (386)
USD 98,820 COP 421,421,756 JPMC
**
12/18/2024 (385)
USD 523,048 CZK 11,833,334 CITI 12/18/2024 (460)
USD 523,051 CZK 11,833,333 JPMC 12/18/2024 (457)
USD 300 DKK 2,000 CITI 12/18/2024 –
(a)
USD 300 DKK 2,000 JPMC 12/18/2024 –
(a)
USD 46,253,057 EUR 41,530,349 CITI 12/18/2024 (123,869)
USD 46,253,287 EUR 41,530,348 JPMC 12/18/2024 (123,637)

Consolidated Schedule of Investments
September 30, 2024 (Unaudited)
AQR MULTI-ASSET FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | September 2024

CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
USD 16,278,307 GBP 12,373,808 CITI 12/18/2024 $ (261,942)
USD 16,278,380 GBP 12,373,801 JPMC 12/18/2024 (261,860)
USD 944,059 HKD 7,335,500 CITI 12/18/2024 (536)
USD 944,064 HKD 7,335,500 JPMC 12/18/2024 (531)
USD 109,106 ILS 408,500 CITI 12/18/2024 (735)
USD 109,107 ILS 408,500 JPMC 12/18/2024 (735)
USD 7,862,114 JPY 1,124,368,000 CITI 12/18/2024 (45,424)
USD 7,862,153 JPY 1,124,368,002 JPMC 12/18/2024 (45,385)
USD 3,722,892 KRW 4,941,599,999 CITI
**
12/18/2024 (38,832)
USD 3,722,911 KRW 4,941,600,001 JPMC
**
12/18/2024 (38,814)
USD 2,258,776 MXN 45,562,499 CITI 12/18/2024 (27,342)
USD 2,258,788 MXN 45,562,502 JPMC 12/18/2024 (27,331)
USD 26,598 NOK 281,500 CITI 12/18/2024 (89)
USD 26,598 NOK 281,499 JPMC 12/18/2024 (89)
USD 30,310,038 NZD 48,390,500 CITI 12/18/2024 (436,371)
USD 30,310,190 NZD 48,390,500 JPMC 12/18/2024 (436,220)
USD 1,320,065 PHP 74,375,000 CITI
**
12/18/2024 (4,607)
USD 1,320,071 PHP 74,375,000 JPMC
**
12/18/2024 (4,600)
USD 263,796 PLN 1,020,500 CITI 12/18/2024 (697)
USD 263,798 PLN 1,020,500 JPMC 12/18/2024 (695)
USD 1,681,257 SEK 17,159,000 CITI 12/18/2024 (14,878)
USD 1,681,265 SEK 17,159,000 JPMC 12/18/2024 (14,870)
USD 6,896,881 SGD 8,936,500 CITI 12/18/2024 (83,319)
USD 6,896,916 SGD 8,936,500 JPMC 12/18/2024 (83,285)
USD 1,794,338 ZAR 32,250,001 CITI 12/18/2024 (59,921)
USD 1,794,347 ZAR 32,250,001 JPMC 12/18/2024 (59,912)
ZAR 4,500,000 USD 261,565 CITI 12/18/2024 (2,831)
ZAR 4,500,000 USD 261,564 JPMC 12/18/2024 (2,830)
Total unrealized depreciation (3,096,298)
Net unrealized appreciation $ 776,941
** Non-deliverable forward foreign currency exchange contracts.
(a) Represents less than $0.05.

AQR Funds | N-PORT Part F | September 2024
See notes to Schedule of Investments.
(Continued)
AQR RISK-BALANCED COMMODITIES STRATEGY FUND
Consolidated Schedule of Investments
September 30, 2024 (Unaudited)
Affiliate
Value
At
12/31/2023
Purchases
At
Cost
Proceeds
From
Sales
Net
Realized
Gain
(Loss)
Net
Change In
Unrealized
App/Dep
Value
At
9/30/2024
Shares
Held At
9/30/2024
Dividend
Income
Capital
Gain
Distributions
SHORT-TERM INVESTMENTS - 50.0%
INVESTMENT COMPANIES - 50.0%
Limited Purpose
Cash Investment
Fund,
4.90% (1)(a)
(Cost $335,345,826)
$212,191,781
$1,472,915,832
$(1,349,693,167)
$2,474
$38,075
$335,454,995
335,555,661
$9,130,797
$–
(1) Level 1 security.
(a) Represents 7-day effective yield as of September 30, 2024.
INVESTMENTS SHARES VALUE ($)
SHORT-TERM INVESTMENTS - 94.4%
INVESTMENT COMPANIES - 50 .0%
Limited Purpose Cash Investment
Fund, 4.90% (1)(a)(b)
(Cost $335,345,826) 335,555,661 335,454,995
PRINCIPAL
AMOUNT
U.S. TREASURY OBLIGATIONS - 44 .4%
U.S. Treasury Bills
5.26%, 10/10/2024 (c) $ 7,635,000 7,626,134
5.29%, 10/17/2024 (c) 20,481,000 20,438,195
5.30%, 10/24/2024 (c) 20,150,000 20,089,204
5.30%, 10/31/2024 (c) 11,762,000 11,716,172
5.30%, 11/14/2024 (c) 4,337,000 4,312,298
5.30%, 11/21/2024 (c) 26,062,000 25,891,136
5.31%, 11/29/2024 (c) 18,053,000 17,914,201
5.29%, 12/5/2024 (c) 4,496,000 4,459,292
5.28%, 12/12/2024 (c) 10,147,000 10,056,286
5.29%, 12/19/2024 (c) 43,618,000 43,186,794
4.76%, 3/6/2025 (c) 50,000,000 49,062,917
4.64%, 3/13/2025 (c) 47,715,000 46,790,336
4.51%, 3/20/2025 (c) 7,724,000 7,567,342
4.35%, 3/27/2025 (c) 19,439,000 19,032,328
INVESTMENTS
PRINCIPAL
AMOUNT VALUE ($)
U.S. TREASURY OBLIGATIONS - 44.4% (continued)
4.35%, 4/3/2025 (c) $ 10,076,000 9,860,843
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $297,744,043) 298,003,478
TOTAL SHORT-TERM INVESTMENTS
(Cost $633,089,869) 633,458,473
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 94.4%
(Cost $633,089,869) 633,458,473
OTHER ASSETS IN EXCESS OF
LIABILITIES - 5.6% ‡ 37,891,295
NET ASSETS - 100.0% 671,349,768
SECURITY TYPE VALUE
% OF NET
ASSETS
Investment Companies $ 335,454,995 50 .0%
U.S. Treasury Obligations 298,003,478 44 .4
Total Investments In Securities
At Value 633,458,473 94 .4
Other Assets in Excess of
Liabilities ‡ 37,891,295 5 .6
Net Assets
$ 671,349,768 100 .0%
‡ Includes appreciation/(depreciation) on futures contracts.
(a) Represents 7-day effective yield as of September 30, 2024.
(b) For the period ended September 30, 2024, transactions with and earnings from issuers considered to be an affiliated issuer were as follows:
(c) The rate shown was the effective yield at the date of purchase.
All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.
(1) Level 1 security.
Futures contracts outstanding as of September 30, 2024:
Exchange-Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
Brent Crude Oil 30 10/2024 USD $ 2,151,000 $ (9,057)
LME Aluminum Base Metal 1 10/2024 USD 65,218 2,012
LME Aluminum Base Metal 3 10/2024 USD 196,441 10,582

Consolidated Schedule of Investments
September 30, 2024 (Unaudited)
AQR RISK-BALANCED COMMODITIES STRATEGY FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | September 2024

(Continued)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
LME Aluminum Base Metal 3 10/2024 USD $ 195,065 $ 25,181
LME Aluminum Base Metal 4 10/2024 USD 261,706 13,904
LME Aluminum Base Metal 9 10/2024 USD 588,717 29,052
LME Aluminum Base Metal 16 10/2024 USD 1,046,232 36,294
LME Aluminum Base Metal 16 10/2024 USD 1,042,700 93,852
LME Aluminum Base Metal 17 10/2024 USD 1,105,315 156,695
LME Aluminum Base Metal 18 10/2024 USD 1,174,370 30,693
LME Aluminum Base Metal 37 10/2024 USD 2,417,256 186,574
LME Aluminum Base Metal 47 10/2024 USD 3,055,000 337,140
LME Aluminum Base Metal 49 10/2024 USD 3,202,922 99,547
LME Aluminum Base Metal 66 10/2024 USD 4,289,588 461,426
LME Aluminum Base Metal 78 10/2024 USD 5,070,234 610,646
LME Aluminum Base Metal 105 10/2024 USD 6,826,628 872,395
LME Copper Base Metal 1 10/2024 USD 242,656 (3,821)
LME Copper Base Metal 1 10/2024 USD 243,541 14,533
LME Copper Base Metal 3 10/2024 USD 726,901 4,643
LME Copper Base Metal 4 10/2024 USD 970,796 (10,715)
LME Copper Base Metal 4 10/2024 USD 970,284 (25,180)
LME Copper Base Metal 9 10/2024 USD 2,183,524 (52,100)
LME Copper Base Metal 10 10/2024 USD 2,428,698 (32,189)
LME Copper Base Metal 13 10/2024 USD 3,150,488 (39,644)
LME Copper Base Metal 13 10/2024 USD 3,158,090 16,362
LME Copper Base Metal 13 10/2024 USD 3,162,013 190,448
LME Copper Base Metal 15 10/2024 USD 3,643,526 836
LME Copper Base Metal 24 10/2024 USD 5,838,660 397,356
LME Copper Base Metal 24 10/2024 USD 5,835,372 291,123
LME Copper Base Metal 26 10/2024 USD 6,316,908 202,559
LME Copper Base Metal 48 10/2024 USD 11,686,080 862,329
LME Lead Base Metal 1 10/2024 USD 51,622 (881)
LME Lead Base Metal 2 10/2024 USD 102,604 (8,152)
LME Lead Base Metal 3 10/2024 USD 154,968 835
LME Lead Base Metal 6 10/2024 USD 309,224 (19,292)
LME Lead Base Metal 6 10/2024 USD 308,753 (18,863)
LME Lead Base Metal 6 10/2024 USD 309,455 (12,211)
LME Lead Base Metal 7 10/2024 USD 359,937 (27,646)
LME Lead Base Metal 7 10/2024 USD 360,075 (23,062)
LME Lead Base Metal 9 10/2024 USD 462,598 (39,626)
LME Lead Base Metal 10 10/2024 USD 517,245 2,237
LME Lead Base Metal 12 10/2024 USD 620,421 (5,411)
LME Lead Base Metal 14 10/2024 USD 723,982 9,637
LME Lead Base Metal 19 10/2024 USD 979,583 (59,054)
LME Nickel Base Metal 1 10/2024 USD 103,767 1,434
LME Nickel Base Metal 3 10/2024 USD 311,257 (902)
LME Nickel Base Metal 4 10/2024 USD 415,464 13,289
LME Nickel Base Metal 5 10/2024 USD 520,049 40,934
LME Nickel Base Metal 6 10/2024 USD 621,731 (3,787)
LME Nickel Base Metal 6 10/2024 USD 623,429 25,809
LME Nickel Base Metal 6 10/2024 USD 623,321 20,663
LME Nickel Base Metal 8 10/2024 USD 829,845 (4,986)
LME Nickel Base Metal 16 10/2024 USD 1,663,694 108,454
LME Nickel Base Metal 21 10/2024 USD 2,185,728 195,106
LME Nickel Base Metal 33 10/2024 USD 3,429,453 180,075
LME Zinc Base Metal 1 10/2024 USD 76,672 8,170
LME Zinc Base Metal 1 10/2024 USD 76,744 10,616
LME Zinc Base Metal 2 10/2024 USD 153,507 20,168
LME Zinc Base Metal 2 10/2024 USD 153,326 5,520
LME Zinc Base Metal 2 10/2024 USD 153,352 9,649

AQR Funds | N-PORT Part F | September 2024
See notes to Schedule of Investments.
AQR RISK-BALANCED COMMODITIES STRATEGY FUND
Consolidated Schedule of Investments
September 30, 2024 (Unaudited)
(Continued)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
LME Zinc Base Metal 5 10/2024 USD $ 382,930 $ 17,293
LME Zinc Base Metal 5 10/2024 USD 382,834 15,093
LME Zinc Base Metal 6 10/2024 USD 459,285 17,999
LME Zinc Base Metal 6 10/2024 USD 459,170 11,630
LME Zinc Base Metal 7 10/2024 USD 534,937 14,176
LME Zinc Base Metal 8 10/2024 USD 611,356 24,952
LME Zinc Base Metal 10 10/2024 USD 766,908 93,220
LME Zinc Base Metal 15 10/2024 USD 1,150,496 154,927
LME Zinc Base Metal 19 10/2024 USD 1,456,958 67,051
LME Zinc Base Metal 46 10/2024 USD 3,529,833 463,295
Natural Gas 70 10/2024 GBP 2,733,474 150,732
Natural Gas 110 10/2024 EUR 3,442,177 168,694
WTI Crude Oil 256 10/2024 USD 17,451,520 (95,731)
Feeder Cattle 11 11/2024 USD 1,346,950 50,388
LME Aluminum Base Metal 1 11/2024 USD 65,015 2,775
LME Aluminum Base Metal 2 11/2024 USD 130,084 9,928
LME Aluminum Base Metal 2 11/2024 USD 130,081 17,464
LME Aluminum Base Metal 5 11/2024 USD 325,451 15,030
LME Aluminum Base Metal 6 11/2024 USD 390,242 41,740
LME Aluminum Base Metal 7 11/2024 USD 455,319 44,548
LME Aluminum Base Metal 14 11/2024 USD 910,564 116,742
LME Aluminum Base Metal 14 11/2024 USD 910,564 114,190
LME Aluminum Base Metal 15 11/2024 USD 975,604 48,302
LME Aluminum Base Metal 29 11/2024 USD 1,887,037 44,726
LME Aluminum Base Metal 46 11/2024 USD 2,991,852 287,064
LME Aluminum Base Metal 54 11/2024 USD 3,512,174 461,041
LME Aluminum Base Metal 85 11/2024 USD 5,527,104 677,432
LME Copper Base Metal 2 11/2024 USD 489,213 24,142
LME Copper Base Metal 3 11/2024 USD 732,919 38,604
LME Copper Base Metal 3 11/2024 USD 731,982 60,724
LME Copper Base Metal 4 11/2024 USD 974,926 82,279
LME Copper Base Metal 4 11/2024 USD 977,275 53,764
LME Copper Base Metal 5 11/2024 USD 1,217,908 80,507
LME Copper Base Metal 7 11/2024 USD 1,706,383 157,477
LME Copper Base Metal 7 11/2024 USD 1,708,571 116,116
LME Copper Base Metal 8 11/2024 USD 1,950,752 185,566
LME Copper Base Metal 10 11/2024 USD 2,445,278 97,442
LME Copper Base Metal 11 11/2024 USD 2,681,872 261,493
LME Copper Base Metal 13 11/2024 USD 3,172,897 243,793
LME Lead Base Metal 1 11/2024 USD 51,965 770
LME Lead Base Metal 1 11/2024 USD 51,873 1,522
LME Lead Base Metal 2 11/2024 USD 103,564 4,132
LME Lead Base Metal 3 11/2024 USD 156,030 (2,613)
LME Lead Base Metal 5 11/2024 USD 258,966 14,415
LME Lead Base Metal 5 11/2024 USD 259,424 8,661
LME Lead Base Metal 6 11/2024 USD 310,898 10,026
LME Lead Base Metal 6 11/2024 USD 311,891 (151)
LME Lead Base Metal 7 11/2024 USD 363,274 5,730
LME Lead Base Metal 8 11/2024 USD 414,896 1,275
LME Lead Base Metal 9 11/2024 USD 466,243 24,671
LME Lead Base Metal 19 11/2024 USD 982,984 2,529
LME Nickel Base Metal 1 11/2024 USD 104,493 3,275
LME Nickel Base Metal 1 11/2024 USD 104,514 2,931
LME Nickel Base Metal 1 11/2024 USD 104,639 2,302
LME Nickel Base Metal 3 11/2024 USD 313,235 19,271
LME Nickel Base Metal 3 11/2024 USD 312,409 17,890
LME Nickel Base Metal 7 11/2024 USD 732,761 20,541

Consolidated Schedule of Investments
September 30, 2024 (Unaudited)
AQR RISK-BALANCED COMMODITIES STRATEGY FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | September 2024

(Continued)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
LME Zinc Base Metal 2 11/2024 USD $ 153,648 $ 20,792
LME Zinc Base Metal 2 11/2024 USD 153,929 19,067
LME Zinc Base Metal 3 11/2024 USD 231,226 19,871
LME Zinc Base Metal 3 11/2024 USD 231,177 21,005
LME Zinc Base Metal 4 11/2024 USD 307,409 49,882
LME Zinc Base Metal 6 11/2024 USD 461,198 66,548
LME Zinc Base Metal 7 11/2024 USD 537,373 66,302
LME Zinc Base Metal 10 11/2024 USD 768,380 118,407
LME Zinc Base Metal 11 11/2024 USD 847,415 65,922
LME Zinc Base Metal 13 11/2024 USD 1,001,377 50,026
LME Zinc Base Metal 15 11/2024 USD 1,155,611 70,819
LME Zinc Base Metal 23 11/2024 USD 1,770,862 186,468
Natural Gas 538 11/2024 USD 17,996,100 1,542,340
NY Harbor ULSD 23 11/2024 USD 2,089,555 (23,584)
RBOB Gasoline 130 11/2024 USD 10,407,852 (274,716)
SGX Iron Ore 283 11/2024 USD 3,107,623 294,229
Soybean 1,074 11/2024 USD 56,760,900 764,641
WTI Crude Oil 791 11/2024 USD 53,606,070 251,228
100 oz Gold 638 12/2024 USD 169,669,720 11,659,612
Cocoa 21 12/2024 USD 1,621,620 98,721
Cocoa 25 12/2024 GBP 1,751,739 (37,218)
Coffee 'C' 324 12/2024 USD 32,835,375 3,246,349
Corn 2,886 12/2024 USD 61,291,425 2,533,361
Cotton No. 2 325 12/2024 USD 11,961,625 385,214
ECX Emission 291 12/2024 EUR 21,236,631 (578,242)
KC HRW Wheat 7 12/2024 USD 204,313 240
Lean Hogs 198 12/2024 USD 5,803,380 81,435
Live Cattle 227 12/2024 USD 16,779,840 611,472
LME Aluminum Base Metal 2 12/2024 USD 130,460 12,679
LME Aluminum Base Metal 3 12/2024 USD 195,642 19,758
LME Aluminum Base Metal 4 12/2024 USD 261,049 19,637
LME Aluminum Base Metal 4 12/2024 USD 261,085 (3,827)
LME Aluminum Base Metal 7 12/2024 USD 456,724 41,603
LME Aluminum Base Metal 11 12/2024 USD 716,735 63,852
LME Aluminum Base Metal 12 12/2024 USD 782,958 21,157
LME Aluminum Base Metal 12 12/2024 USD 783,450 (499)
LME Aluminum Base Metal 14 12/2024 USD 913,896 61,254
LME Aluminum Base Metal 16 12/2024 USD 1,045,252 46,804
LME Aluminum Base Metal 18 12/2024 USD 1,174,248 41,319
LME Aluminum Base Metal 28 12/2024 USD 1,823,892 158,408
LME Aluminum Base Metal 56 12/2024 USD 3,653,342 201,755
LME Aluminum Base Metal 63 12/2024 USD 4,115,680 123,260
LME Aluminum Base Metal 65 12/2024 USD 4,242,778 99,733
LME Aluminum Base Metal 87 12/2024 USD 5,666,549 463,469
LME Aluminum Base Metal 1,374 12/2024 USD 89,761,016 2,963,511
LME Copper Base Metal 1 12/2024 USD 244,988 17,450
LME Copper Base Metal 1 12/2024 USD 244,935 19,085
LME Copper Base Metal 1 12/2024 USD 245,434 6,586
LME Copper Base Metal 2 12/2024 USD 490,579 28,721
LME Copper Base Metal 4 12/2024 USD 982,900 (11,412)
LME Copper Base Metal 7 12/2024 USD 1,718,561 7,271
LME Copper Base Metal 10 12/2024 USD 2,454,838 84,831
LME Copper Base Metal 10 12/2024 USD 2,454,275 70,077
LME Copper Base Metal 13 12/2024 USD 3,192,846 (71,489)
LME Copper Base Metal 20 12/2024 USD 4,904,050 374,097
LME Copper Base Metal 74 12/2024 USD 18,121,213 1,551,062
LME Copper Base Metal 450 12/2024 USD 110,478,938 3,280,991

AQR Funds | N-PORT Part F | September 2024
See notes to Schedule of Investments.
AQR RISK-BALANCED COMMODITIES STRATEGY FUND
Consolidated Schedule of Investments
September 30, 2024 (Unaudited)
(Continued)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
LME Lead Base Metal 1 12/2024 USD $ 52,084 $ 2,023
LME Lead Base Metal 2 12/2024 USD 104,633 302
LME Lead Base Metal 3 12/2024 USD 157,073 (2,985)
LME Lead Base Metal 3 12/2024 USD 157,076 3,111
LME Lead Base Metal 3 12/2024 USD 156,797 3,015
LME Lead Base Metal 5 12/2024 USD 260,840 15,668
LME Lead Base Metal 11 12/2024 USD 576,400 (5,464)
LME Lead Base Metal 11 12/2024 USD 574,049 26,834
LME Lead Base Metal 13 12/2024 USD 677,229 31,094
LME Lead Base Metal 15 12/2024 USD 784,744 6,709
LME Lead Base Metal 18 12/2024 USD 941,067 28,580
LME Lead Base Metal 35 12/2024 USD 1,822,555 47,754
LME Lead Base Metal 364 12/2024 USD 19,036,290 (473,970)
LME Nickel Base Metal 1 12/2024 USD 104,783 8,978
LME Nickel Base Metal 2 12/2024 USD 210,100 7,343
LME Nickel Base Metal 2 12/2024 USD 209,944 12,599
LME Nickel Base Metal 3 12/2024 USD 314,898 19,510
LME Nickel Base Metal 3 12/2024 USD 314,915 15,246
LME Nickel Base Metal 4 12/2024 USD 419,828 29,742
LME Nickel Base Metal 6 12/2024 USD 629,122 53,878
LME Nickel Base Metal 7 12/2024 USD 733,399 60,693
LME Nickel Base Metal 11 12/2024 USD 1,152,402 78,122
LME Nickel Base Metal 17 12/2024 USD 1,782,219 171,633
LME Nickel Base Metal 52 12/2024 USD 5,457,925 410,822
LME Zinc Base Metal 1 12/2024 USD 77,267 4,339
LME Zinc Base Metal 2 12/2024 USD 154,565 8,833
LME Zinc Base Metal 3 12/2024 USD 231,727 13,004
LME Zinc Base Metal 5 12/2024 USD 386,149 29,884
LME Zinc Base Metal 10 12/2024 USD 772,998 30,968
LME Zinc Base Metal 12 12/2024 USD 926,061 110,925
LME Zinc Base Metal 15 12/2024 USD 1,158,476 83,663
LME Zinc Base Metal 16 12/2024 USD 1,235,060 129,412
LME Zinc Base Metal 17 12/2024 USD 1,310,279 145,128
LME Zinc Base Metal 18 12/2024 USD 1,387,701 149,337
LME Zinc Base Metal 19 12/2024 USD 1,467,199 42,855
LME Zinc Base Metal 21 12/2024 USD 1,621,988 (445)
LME Zinc Base Metal 60 12/2024 USD 4,624,170 429,625
LME Zinc Base Metal 556 12/2024 USD 42,988,391 2,290,536
Low Sulphur Gasoil 151 12/2024 USD 9,913,150 112,806
Milling Wheat No. 2 420 12/2024 EUR 5,195,349 (140,744)
Phelix De Base Electricity 4 12/2024 EUR 3,401,997 (213,839)
Silver 211 12/2024 USD 33,188,190 2,183,231
Soybean Meal 889 12/2024 USD 30,368,240 990,752
Soybean Oil 317 12/2024 USD 8,237,562 552,531
Wheat 228 12/2024 USD 6,657,600 283,037
Feeder Cattle 14 1/2025 USD 1,671,425 (1,443)
Soybean 273 1/2025 USD 14,677,163 197,630
Sugar No. 11 1,258 2/2025 USD 31,659,331 5,137,616
Platinum 156 8/2025 JPY 2,467,128 122,342
Total of long contracts 54,020,538
Short Contracts
LME Aluminum Base Metal (1) 10/2024 USD (65,218) (2,082)
LME Aluminum Base Metal (3) 10/2024 USD (195,065) (23,636)
LME Aluminum Base Metal (3) 10/2024 USD (196,441) (11,103)
LME Aluminum Base Metal (4) 10/2024 USD (261,706) (13,216)
LME Aluminum Base Metal (9) 10/2024 USD (588,717) (29,794)
LME Aluminum Base Metal (16) 10/2024 USD (1,046,232) (36,748)

Consolidated Schedule of Investments
September 30, 2024 (Unaudited)
AQR RISK-BALANCED COMMODITIES STRATEGY FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | September 2024

(Continued)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts (continued)
LME Aluminum Base Metal (16) 10/2024 USD $ (1,042,700) $ (97,957)
LME Aluminum Base Metal (17) 10/2024 USD (1,105,315) (160,144)
LME Aluminum Base Metal (18) 10/2024 USD (1,174,370) (30,973)
LME Aluminum Base Metal (37) 10/2024 USD (2,417,256) (183,757)
LME Aluminum Base Metal (47) 10/2024 USD (3,055,000) (343,165)
LME Aluminum Base Metal (49) 10/2024 USD (3,202,922) (100,407)
LME Aluminum Base Metal (66) 10/2024 USD (4,289,588) (464,417)
LME Aluminum Base Metal (78) 10/2024 USD (5,070,234) (618,958)
LME Aluminum Base Metal (105) 10/2024 USD (6,826,628) (885,975)
LME Copper Base Metal (1) 10/2024 USD (242,656) 3,179
LME Copper Base Metal (1) 10/2024 USD (243,541) (14,295)
LME Copper Base Metal (3) 10/2024 USD (726,901) (172)
LME Copper Base Metal (4) 10/2024 USD (970,796) 10,502
LME Copper Base Metal (4) 10/2024 USD (970,284) 25,321
LME Copper Base Metal (9) 10/2024 USD (2,183,524) 51,955
LME Copper Base Metal (10) 10/2024 USD (2,428,698) 34,581
LME Copper Base Metal (13) 10/2024 USD (3,162,013) (190,247)
LME Copper Base Metal (13) 10/2024 USD (3,158,090) (6,274)
LME Copper Base Metal (13) 10/2024 USD (3,150,488) 35,813
LME Copper Base Metal (15) 10/2024 USD (3,643,526) 5,184
LME Copper Base Metal (24) 10/2024 USD (5,835,372) (285,735)
LME Copper Base Metal (24) 10/2024 USD (5,838,660) (402,223)
LME Copper Base Metal (26) 10/2024 USD (6,316,908) (188,827)
LME Copper Base Metal (48) 10/2024 USD (11,686,080) (849,084)
LME Lead Base Metal (1) 10/2024 USD (51,622) 903
LME Lead Base Metal (2) 10/2024 USD (102,604) 8,017
LME Lead Base Metal (3) 10/2024 USD (154,968) (901)
LME Lead Base Metal (6) 10/2024 USD (309,455) 12,226
LME Lead Base Metal (6) 10/2024 USD (308,753) 19,240
LME Lead Base Metal (6) 10/2024 USD (309,224) 19,680
LME Lead Base Metal (7) 10/2024 USD (359,937) 27,203
LME Lead Base Metal (7) 10/2024 USD (360,075) 23,005
LME Lead Base Metal (9) 10/2024 USD (462,598) 41,443
LME Lead Base Metal (10) 10/2024 USD (517,245) (4,771)
LME Lead Base Metal (12) 10/2024 USD (620,421) 4,215
LME Lead Base Metal (14) 10/2024 USD (723,982) (9,319)
LME Lead Base Metal (19) 10/2024 USD (979,583) 55,982
LME Nickel Base Metal (1) 10/2024 USD (103,767) (1,122)
LME Nickel Base Metal (3) 10/2024 USD (311,257) (496)
LME Nickel Base Metal (4) 10/2024 USD (415,464) (13,956)
LME Nickel Base Metal (5) 10/2024 USD (520,049) (41,714)
LME Nickel Base Metal (6) 10/2024 USD (623,321) (23,366)
LME Nickel Base Metal (6) 10/2024 USD (621,731) 3,403
LME Nickel Base Metal (6) 10/2024 USD (623,429) (23,795)
LME Nickel Base Metal (8) 10/2024 USD (829,845) 5,379
LME Nickel Base Metal (16) 10/2024 USD (1,663,694) (111,730)
LME Nickel Base Metal (21) 10/2024 USD (2,185,728) (188,600)
LME Nickel Base Metal (33) 10/2024 USD (3,429,453) (185,096)
LME Zinc Base Metal (1) 10/2024 USD (76,744) (10,907)
LME Zinc Base Metal (1) 10/2024 USD (76,672) (8,282)
LME Zinc Base Metal (2) 10/2024 USD (153,326) (5,489)
LME Zinc Base Metal (2) 10/2024 USD (153,352) (9,557)
LME Zinc Base Metal (2) 10/2024 USD (153,507) (19,201)
LME Zinc Base Metal (5) 10/2024 USD (382,834) (18,130)
LME Zinc Base Metal (5) 10/2024 USD (382,930) (17,242)
LME Zinc Base Metal (6) 10/2024 USD (459,170) (11,737)
LME Zinc Base Metal (6) 10/2024 USD (459,285) (19,489)

AQR Funds | N-PORT Part F | September 2024
See notes to Schedule of Investments.
AQR RISK-BALANCED COMMODITIES STRATEGY FUND
Consolidated Schedule of Investments
September 30, 2024 (Unaudited)
(Continued)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts (continued)
LME Zinc Base Metal (7) 10/2024 USD $ (534,937) $ (14,857)
LME Zinc Base Metal (8) 10/2024 USD (611,356) (23,125)
LME Zinc Base Metal (10) 10/2024 USD (766,908) (93,955)
LME Zinc Base Metal (15) 10/2024 USD (1,150,496) (154,561)
LME Zinc Base Metal (19) 10/2024 USD (1,456,958) (75,738)
LME Zinc Base Metal (46) 10/2024 USD (3,529,833) (471,369)
Natural Gas (56) 10/2024 USD (1,636,880) (155,720)
NY Harbor ULSD (67) 10/2024 USD (6,062,482) (57,190)
RBOB Gasoline (19) 10/2024 USD (1,544,210) 67,625
Brent Crude Oil (16) 11/2024 USD (1,143,360) 34,507
LME Aluminum Base Metal (1) 11/2024 USD (65,015) (1,893)
LME Aluminum Base Metal (2) 11/2024 USD (130,084) (9,723)
LME Aluminum Base Metal (2) 11/2024 USD (130,081) (16,561)
LME Aluminum Base Metal (5) 11/2024 USD (325,451) (15,668)
LME Aluminum Base Metal (6) 11/2024 USD (390,242) (42,250)
LME Aluminum Base Metal (7) 11/2024 USD (455,319) (44,156)
LME Aluminum Base Metal (14) 11/2024 USD (910,564) (114,806)
LME Aluminum Base Metal (14) 11/2024 USD (910,564) (120,880)
LME Aluminum Base Metal (15) 11/2024 USD (975,604) (47,208)
LME Aluminum Base Metal (29) 11/2024 USD (1,887,037) (53,235)
LME Aluminum Base Metal (46) 11/2024 USD (2,991,852) (289,563)
LME Aluminum Base Metal (54) 11/2024 USD (3,512,174) (453,301)
LME Aluminum Base Metal (85) 11/2024 USD (5,527,104) (655,706)
LME Copper Base Metal (2) 11/2024 USD (489,213) (24,639)
LME Copper Base Metal (3) 11/2024 USD (731,982) (60,419)
LME Copper Base Metal (3) 11/2024 USD (732,919) (37,964)
LME Copper Base Metal (4) 11/2024 USD (977,275) (53,360)
LME Copper Base Metal (4) 11/2024 USD (974,926) (87,763)
LME Copper Base Metal (5) 11/2024 USD (1,217,908) (79,072)
LME Copper Base Metal (7) 11/2024 USD (1,706,383) (164,833)
LME Copper Base Metal (7) 11/2024 USD (1,708,571) (115,439)
LME Copper Base Metal (8) 11/2024 USD (1,950,752) (187,096)
LME Copper Base Metal (10) 11/2024 USD (2,445,278) (103,804)
LME Copper Base Metal (11) 11/2024 USD (2,681,872) (261,900)
LME Copper Base Metal (13) 11/2024 USD (3,172,897) (240,112)
LME Lead Base Metal (1) 11/2024 USD (51,873) (1,376)
LME Lead Base Metal (1) 11/2024 USD (51,965) (567)
LME Lead Base Metal (2) 11/2024 USD (103,564) (3,269)
LME Lead Base Metal (3) 11/2024 USD (156,030) 2,212
LME Lead Base Metal (5) 11/2024 USD (259,424) (8,869)
LME Lead Base Metal (5) 11/2024 USD (258,966) (14,604)
LME Lead Base Metal (6) 11/2024 USD (311,891) (656)
LME Lead Base Metal (6) 11/2024 USD (310,898) (10,863)
LME Lead Base Metal (7) 11/2024 USD (363,274) (6,122)
LME Lead Base Metal (8) 11/2024 USD (414,896) (1,694)
LME Lead Base Metal (9) 11/2024 USD (466,243) (24,366)
LME Lead Base Metal (19) 11/2024 USD (982,984) (934)
LME Nickel Base Metal (1) 11/2024 USD (104,639) (2,798)
LME Nickel Base Metal (1) 11/2024 USD (104,514) (3,237)
LME Nickel Base Metal (1) 11/2024 USD (104,493) (3,611)
LME Nickel Base Metal (3) 11/2024 USD (313,235) (19,454)
LME Nickel Base Metal (3) 11/2024 USD (312,409) (15,687)
LME Nickel Base Metal (7) 11/2024 USD (732,761) (14,201)
LME Zinc Base Metal (2) 11/2024 USD (153,648) (22,522)
LME Zinc Base Metal (2) 11/2024 USD (153,929) (18,935)
LME Zinc Base Metal (3) 11/2024 USD (231,226) (19,960)
LME Zinc Base Metal (3) 11/2024 USD (231,177) (21,186)

Consolidated Schedule of Investments
September 30, 2024 (Unaudited)
AQR RISK-BALANCED COMMODITIES STRATEGY FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | September 2024

(Continued)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts (continued)
LME Zinc Base Metal (4) 11/2024 USD $ (307,409) $ (50,364)
LME Zinc Base Metal (6) 11/2024 USD (461,198) (62,477)
LME Zinc Base Metal (7) 11/2024 USD (537,373) (66,875)
LME Zinc Base Metal (10) 11/2024 USD (768,380) (118,888)
LME Zinc Base Metal (11) 11/2024 USD (847,415) (73,569)
LME Zinc Base Metal (13) 11/2024 USD (1,001,377) (49,116)
LME Zinc Base Metal (15) 11/2024 USD (1,155,611) (70,779)
LME Zinc Base Metal (23) 11/2024 USD (1,770,862) (188,284)
Low Sulphur Gasoil (106) 11/2024 USD (6,998,650) (164,849)
LME Aluminum Base Metal (2) 12/2024 USD (130,460) (12,615)
LME Aluminum Base Metal (3) 12/2024 USD (195,642) (20,425)
LME Aluminum Base Metal (4) 12/2024 USD (261,049) (19,816)
LME Aluminum Base Metal (4) 12/2024 USD (261,085) 3,641
LME Aluminum Base Metal (7) 12/2024 USD (456,724) (43,060)
LME Aluminum Base Metal (11) 12/2024 USD (716,735) (65,117)
LME Aluminum Base Metal (12) 12/2024 USD (782,958) (23,777)
LME Aluminum Base Metal (12) 12/2024 USD (783,450) (482)
LME Aluminum Base Metal (14) 12/2024 USD (913,896) (60,693)
LME Aluminum Base Metal (16) 12/2024 USD (1,045,252) (36,994)
LME Aluminum Base Metal (18) 12/2024 USD (1,174,248) (46,499)
LME Aluminum Base Metal (28) 12/2024 USD (1,823,892) (154,577)
LME Aluminum Base Metal (56) 12/2024 USD (3,653,342) (182,199)
LME Aluminum Base Metal (63) 12/2024 USD (4,115,680) (142,763)
LME Aluminum Base Metal (65) 12/2024 USD (4,242,778) (113,007)
LME Aluminum Base Metal (87) 12/2024 USD (5,666,549) (468,846)
LME Aluminum Base Metal (873) 12/2024 USD (57,031,562) (4,881,460)
LME Copper Base Metal (1) 12/2024 USD (245,434) (7,136)
LME Copper Base Metal (1) 12/2024 USD (244,988) (17,491)
LME Copper Base Metal (1) 12/2024 USD (244,935) (19,937)
LME Copper Base Metal (2) 12/2024 USD (490,579) (27,584)
LME Copper Base Metal (4) 12/2024 USD (982,900) 18,269
LME Copper Base Metal (7) 12/2024 USD (1,718,561) (11,761)
LME Copper Base Metal (10) 12/2024 USD (2,454,275) (65,239)
LME Copper Base Metal (10) 12/2024 USD (2,454,838) (95,114)
LME Copper Base Metal (13) 12/2024 USD (3,192,846) 63,793
LME Copper Base Metal (20) 12/2024 USD (4,904,050) (375,078)
LME Copper Base Metal (74) 12/2024 USD (18,121,213) (1,526,907)
LME Copper Base Metal (102) 12/2024 USD (25,041,893) (1,392,278)
LME Lead Base Metal (1) 12/2024 USD (52,084) (2,036)
LME Lead Base Metal (2) 12/2024 USD (104,633) (754)
LME Lead Base Metal (3) 12/2024 USD (157,073) 2,793
LME Lead Base Metal (3) 12/2024 USD (156,797) (3,393)
LME Lead Base Metal (3) 12/2024 USD (157,076) (3,633)
LME Lead Base Metal (5) 12/2024 USD (260,840) (15,353)
LME Lead Base Metal (11) 12/2024 USD (574,049) (26,553)
LME Lead Base Metal (11) 12/2024 USD (576,400) 6,502
LME Lead Base Metal (13) 12/2024 USD (677,229) (31,533)
LME Lead Base Metal (15) 12/2024 USD (784,744) (7,408)
LME Lead Base Metal (18) 12/2024 USD (941,067) (19,064)
LME Lead Base Metal (35) 12/2024 USD (1,822,555) (49,022)
LME Lead Base Metal (91) 12/2024 USD (4,759,073) 69,295
LME Nickel Base Metal (1) 12/2024 USD (104,783) (8,936)
LME Nickel Base Metal (2) 12/2024 USD (209,944) (12,503)
LME Nickel Base Metal (2) 12/2024 USD (210,100) (7,157)
LME Nickel Base Metal (3) 12/2024 USD (314,915) (14,479)
LME Nickel Base Metal (3) 12/2024 USD (314,898) (20,488)
LME Nickel Base Metal (4) 12/2024 USD (419,828) (27,320)

AQR Funds | N-PORT Part F | September 2024
See notes to Schedule of Investments.
AQR RISK-BALANCED COMMODITIES STRATEGY FUND
Consolidated Schedule of Investments
September 30, 2024 (Unaudited)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts (continued)
LME Nickel Base Metal (6) 12/2024 USD $ (629,122) $ (52,780)
LME Nickel Base Metal (7) 12/2024 USD (733,399) (62,857)
LME Nickel Base Metal (11) 12/2024 USD (1,152,402) (75,224)
LME Nickel Base Metal (17) 12/2024 USD (1,782,219) (167,099)
LME Nickel Base Metal (110) 12/2024 USD (11,545,611) (632,037)
LME Zinc Base Metal (1) 12/2024 USD (77,267) (4,357)
LME Zinc Base Metal (2) 12/2024 USD (154,565) (9,820)
LME Zinc Base Metal (3) 12/2024 USD (231,727) (13,891)
LME Zinc Base Metal (5) 12/2024 USD (386,149) (28,702)
LME Zinc Base Metal (10) 12/2024 USD (772,998) (37,777)
LME Zinc Base Metal (12) 12/2024 USD (926,061) (116,244)
LME Zinc Base Metal (15) 12/2024 USD (1,158,476) (92,766)
LME Zinc Base Metal (16) 12/2024 USD (1,235,060) (132,842)
LME Zinc Base Metal (17) 12/2024 USD (1,310,279) (150,071)
LME Zinc Base Metal (18) 12/2024 USD (1,387,701) (151,155)
LME Zinc Base Metal (19) 12/2024 USD (1,467,199) (39,219)
LME Zinc Base Metal (21) 12/2024 USD (1,621,988) 2,907
LME Zinc Base Metal (60) 12/2024 USD (4,624,170) (439,349)
LME Zinc Base Metal (211) 12/2024 USD (16,313,940) (1,356,393)
Aluminum (2) 1/2025 USD (128,238) (5,107)
Total of short contracts (24,021,469)
Net unrealized appreciation $ 29,999,069

Consolidated Schedule of Investments
September 30, 2024 (Unaudited)
AQR STYLE PREMIA ALTERNATIVE FUND
See notes to Schedule of Investments.
(Continued)
AQR Funds | N-PORT Part F | September 2024

INVESTMENTS SHARES VALUE ($)
LONG POSITIONS - 281.8%
COMMON STOCKS - 215.0%
Australia - 6.6%
AGL Energy Ltd. (2)(a) 589,428 4,815,881
ANZ Group Holdings Ltd. (2)(a) 65,146 1,369,103
Aristocrat Leisure Ltd. (2)(a) 186,164 7,516,280
Aurizon Holdings Ltd. (2)(a) 1,429,667 3,478,074
BHP Group Ltd. (2)(a) 93,986 2,917,905
BlueScope Steel Ltd. (2)(a) 319,714 4,880,410
Brambles Ltd. (2)(a) 271,890 3,568,770
CAR Group Ltd. (2)(a) 47,590 1,230,982
Cleanaway Waste Management
Ltd. (2)(a) 384,869 779,642
Cochlear Ltd. (2)(a) 11,609 2,259,115
GPT Group (The), REIT (2)(a) 818,351 2,805,979
Harvey Norman Holdings Ltd. (2)
(a) 546,624 1,864,241
Incitec Pivot Ltd. (2)(a) 1,148,904 2,458,943
JB Hi-Fi Ltd. (2)(a) 124,458 6,849,759
Lendlease Corp. Ltd. (2)(a) 397,667 1,943,850
Medibank Pvt Ltd. (2)(a) 372,289 939,268
Orica Ltd. (2)(a) 109,050 1,392,999
Origin Energy Ltd. (2)(a) 95,613 662,320
Pro Medicus Ltd. (2)(a) 29,571 3,639,734
Qantas Airways Ltd. (2)*(a) 283,907 1,449,201
QBE Insurance Group Ltd. (2)(a) 295,863 3,378,323
Qube Holdings Ltd. (2)(a) 671,005 1,821,110
REA Group Ltd. (2)(a) 6,646 919,683
Seven Group Holdings Ltd. (2)(a) 52,673 1,555,565
Suncorp Group Ltd. (2)(a) 20,730 258,861
Tabcorp Holdings Ltd. (2) 734,251 255,504
Telstra Group Ltd. (2)(a) 517,427 1,384,909
Vicinity Ltd., REIT (2)(a) 1,194,713 1,820,304
Washington H Soul Pattinson &
Co. Ltd. (2)(a) 16,661 399,076
Wesfarmers Ltd. (2)(a) 82,744 4,018,122
Westpac Banking Corp. (2)(a) 115,259 2,518,699
Whitehaven Coal Ltd. (2)(a) 57,455 284,941
Worley Ltd. (2)(a) 126,826 1,292,508
Yancoal Australia Ltd. (2)(a) 280,387 1,186,849
77,916,910
Austria - 0.4%
Mondi plc (2)(a) 217,164 4,142,514
Belgium - 1.0%
Ageas SA/NV (2)(a) 92,599 4,941,002
Anheuser-Busch InBev SA/NV (2)
(a) 14,544 963,791
KBC Group NV (2)(a) 39,491 3,141,826
Liberty Global Ltd., Class C *(a) 16,579 358,272
Proximus SADP 123,129 959,427
Solvay SA (2)(a) 37,968 1,487,406
UCB SA (2)(a) 1,254 226,368
12,078,092
Brazil - 0.4%
Ambev SA, ADR * 37,437 91,346
Embraer SA, ADR *(a) 9,576 338,703
Gerdau SA, ADR 25,126 87,941
MercadoLibre, Inc. * 381 781,797
INVESTMENTS SHARES VALUE ($)
Brazil - 0.4% (continued)
Pagseguro Digital Ltd., Class A * 16,332 140,619
Vale SA, Class B, ADR (a) 39,071 456,349
Yara International ASA (2) 92,531 2,923,361
4,820,116
Canada - 8.6%
Air Canada *(a) 259,355 3,143,058
AltaGas Ltd. (a) 130,139 3,221,601
ARC Resources Ltd. (a) 84,605 1,430,049
Atco Ltd., Class I (a) 67,888 2,404,403
Bank of Nova Scotia (The) (a) 80,258 4,372,962
Barrick Gold Corp. (a) 20,961 416,911
Bombardier, Inc., Class B *(a) 21,306 1,621,206
CAE, Inc. *(a) 14,282 268,121
Canadian Imperial Bank of
Commerce (a) 88,403 5,422,687
Canadian Natural Resources Ltd.
(a) 18,558 616,244
Canadian Tire Corp. Ltd., Class
A (a) 23,437 2,808,905
Capital Power Corp. (a) 141,850 5,157,133
Celestica, Inc. *(a) 31,886 1,630,077
Cenovus Energy, Inc. (a) 46,878 784,044
CGI, Inc. *(a) 29,155 3,354,727
Constellation Software, Inc. (a) 486 1,581,131
Descartes Systems Group, Inc.
(The) *(a) 3,257 335,152
Dollarama, Inc. (a) 6,615 677,616
Empire Co. Ltd., Class A (a) 136,643 4,175,722
Fairfax Financial Holdings Ltd. (a) 5,780 7,298,113
Finning International, Inc. (a) 52,359 1,718,523
Fortis, Inc. (a) 13,376 607,753
George Weston Ltd. (a) 16,592 2,784,860
iA Financial Corp., Inc. (a) 35,670 2,956,565
IGM Financial, Inc. (a) 58,440 1,753,481
Imperial Oil Ltd. (a) 24,399 1,716,562
Intact Financial Corp. (a) 3,738 717,778
Kinross Gold Corp. (a) 219,807 2,059,192
Loblaw Cos. Ltd. (a) 18,438 2,455,037
Manulife Financial Corp. (a) 270,996 8,008,953
MEG Energy Corp. (a) 44,977 845,034
National Bank of Canada (a) 14,694 1,387,860
Northland Power, Inc. (a) 32,560 561,666
Onex Corp. (a) 38,148 2,672,010
Open Text Corp. (a) 120,916 4,025,020
Parkland Corp. (a) 40,330 1,039,524
Quebecor, Inc., Class B (a) 16,324 426,190
Saputo, Inc. (a) 65,290 1,409,158
Sun Life Financial, Inc. (a) 39,460 2,288,911
Suncor Energy, Inc. (a) 90,639 3,345,557
TFI International, Inc. (a) 7,782 1,065,929
Toromont Industries Ltd. (a) 2,505 244,527
West Fraser Timber Co. Ltd. (a) 31,546 3,073,545
Whitecap Resources, Inc. (a) 407,962 3,046,631
100,930,128
China - 1.6%
Autohome, Inc., ADR (a)(b) 59,588 1,943,761
BOC Hong Kong Holdings Ltd. (2) 548,500 1,737,789
NXP Semiconductors NV (a) 10,289 2,469,462

AQR Funds | N-PORT Part F | September 2024
See notes to Schedule of Investments.
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
September 30, 2024 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
China - 1.6% (continued)
Qifu Technology, Inc., ADR (a)(b) 23,573 702,711
Wilmar International Ltd. (2) 777,500 2,016,535
Xinyi Glass Holdings Ltd. (2) 813,000 952,726
Yangzijiang Shipbuilding Holdings
Ltd. (2) 4,970,900 9,487,447
19,310,431
Denmark - 2.5%
Carlsberg A/S, Class B (2)(a) 11,861 1,412,368
Danske Bank A/S (2)(a) 104,650 3,147,738
Demant A/S (2)*(a) 32,701 1,273,091
Genmab A/S (2)*(a) 14,833 3,596,021
ISS A/S (2)(a) 173,208 3,456,878
Jyske Bank A/S (Registered) (2)(a) 20,840 1,621,995
Novo Nordisk A/S, Class B (2)(a) 39,604 4,697,491
Pandora A/S (2)(a) 27,911 4,600,237
ROCKWOOL A/S, Class B (2)(a) 11,708 5,496,389
Royal Unibrew A/S (2)*(a) 2,857 239,694
29,541,902
Finland - 1.3%
Elisa OYJ (2)(a) 4,773 253,038
Fortum OYJ (2)(a) 368,534 6,064,339
Huhtamaki OYJ (a) 21,993 853,915
Kone OYJ, Class B (2)(a) 12,264 733,652
Nokia OYJ (2)(a) 1,048,660 4,578,630
Nordea Bank Abp (2)(a) 55,985 660,916
Valmet OYJ (2)(a) 55,295 1,773,667
Wartsila OYJ Abp (2)(a) 40,724 911,268
15,829,425
France - 6.1%
Amundi SA (2)(a)(c) 28,566 2,135,220
Arkema SA (2)(a) 16,241 1,546,935
AXA SA (2)(a) 37,712 1,451,794
BNP Paribas SA (2)(a) 35,635 2,445,335
Bouygues SA (2)(a) 203,549 6,813,025
Carrefour SA (2)(a) 374,562 6,386,826
Cie de Saint-Gobain SA (2)(a) 96,290 8,781,891
Credit Agricole SA (2)(a) 233,702 3,573,978
Dassault Aviation SA (2)(a) 2,971 613,477
Eiffage SA (2)(a) 63,508 6,132,693
Engie SA (2)(a) 195,292 3,377,030
Gaztransport Et Technigaz SA (2)
(a) 14,561 2,058,884
Ipsen SA (2)(a) 9,237 1,137,818
La Francaise des Jeux SAEM (2)
(a)(c) 7,335 301,832
Orange SA (2)(a) 325,723 3,730,475
Publicis Groupe SA (2)(a) 4,884 534,487
Rexel SA (2)(a) 156,878 4,547,375
Safran SA (2)(a) 12,301 2,894,708
Societe Generale SA (2)(a) 29,410 732,876
Sodexo SA (a) 8,886 728,505
SPIE SA (2)(a) 25,082 959,114
Teleperformance SE (2)(a) 9,982 1,032,642
TotalEnergies SE (2)(a) 68,548 4,451,189
Vinci SA (2)(a) 25,211 2,947,081
Vivendi SE (2)(a) 71,683 829,243
INVESTMENTS SHARES VALUE ($)
France - 6.1% (continued)
Worldline SA (2)*(a)(c) 219,540 1,599,703
71,744,136
Germany - 7.0%
Allianz SE (Registered) (2)(a) 17,355 5,708,392
Aroundtown SA (2)*(a) 561,208 1,767,461
Aurubis AG (2)(a) 39,215 2,877,206
BASF SE (2) 49,460 2,621,523
Bechtle AG (2)(a) 59,020 2,640,088
Beiersdorf AG (2)(a) 31,145 4,687,941
Brenntag SE (2)(a) 26,288 1,962,203
Commerzbank AG (2)(a) 364,298 6,719,278
Continental AG (2)(a) 32,761 2,123,041
CTS Eventim AG & Co. KGaA (2)
(a) 2,361 245,841
Deutsche Bank AG (Registered)
(2)(a) 684,844 11,855,803
Evonik Industries AG (2)(a) 163,329 3,823,431
Freenet AG (2)(a) 45,608 1,357,680
GEA Group AG (2)(a) 20,582 1,009,476
Hannover Rueck SE (2)(a) 4,420 1,261,731
Heidelberg Materials AG (2)(a) 82,218 8,956,821
KION Group AG (2)(a) 9,777 386,043
Knorr-Bremse AG (2)(a) 26,106 2,326,171
LANXESS AG (2)(a) 27,086 857,434
LEG Immobilien SE (2)(a) 2,927 306,438
Muenchener Rueckversicherungs-
Gesellschaft AG in Muenchen
(Registered) (2)(a) 5,526 3,045,072
RWE AG (2)(a) 94,671 3,449,131
SAP SE (2)(a) 6,603 1,510,321
Talanx AG (2)(a) 34,830 2,935,988
TeamViewer SE (2)*(a)(c) 55,090 703,360
thyssenkrupp AG (2)(a) 424,539 1,644,823
Zalando SE (2)*(a)(c) 186,340 6,158,895
82,941,592
Guatemala - 0.1%
Millicom International Cellular SA,
SDR (2)* 31,094 844,812
Hong Kong - 0.9%
CK Asset Holdings Ltd. (2)(a) 216,872 944,171
CLP Holdings Ltd. (2)(a) 58,000 507,060
Sun Hung Kai Properties Ltd. (2)(a) 212,500 2,302,406
Swire Pacific Ltd., Class A (2)(a) 245,000 2,089,194
WH Group Ltd. (2)(a)(c) 6,687,000 5,266,677
11,109,508
Ireland - 0.1%
TE Connectivity plc (a) 11,486 1,734,271
Italy - 4.9%
A2A SpA (2)(a) 1,916,161 4,426,263
Azimut Holding SpA (2)(a) 68,100 1,761,282
Banca Monte dei Paschi di Siena
SpA (2)(a) 96,372 556,970
Banco BPM SpA (2)(a) 407,505 2,753,287
BPER Banca SpA (2)(a) 500,387 2,819,297
Buzzi SpA (2)(a) 107,876 4,304,474
Coca-Cola HBC AG (2)(a) 120,624 4,300,518

Consolidated Schedule of Investments
September 30, 2024 (Unaudited)
AQR STYLE PREMIA ALTERNATIVE FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | September 2024

(Continued)
INVESTMENTS SHARES VALUE ($)
Italy - 4.9% (continued)
Eni SpA (2)(a) 194,814 2,964,591
Generali (2)(a) 195,523 5,658,962
Hera SpA (2)(a) 485,075 1,935,675
Intesa Sanpaolo SpA (2)(a) 612,948 2,623,846
Italgas SpA (2)(a) 80,512 486,701
Leonardo SpA (2)(a) 201,061 4,500,006
Pirelli & C SpA (2)(a)(c) 45,406 275,740
Poste Italiane SpA (2)(a)(c) 89,314 1,254,249
Prysmian SpA (2)(a) 74,518 5,421,822
UniCredit SpA (2)(a) 96,114 4,219,561
Unipol Gruppo SpA (2)(a) 654,512 7,790,053
58,053,297
Japan - 28.2%
ABC-Mart, Inc. (2)(a) 58,400 1,241,160
AGC, Inc. (2)(a) 61,400 1,992,442
Air Water, Inc. (2)(a) 87,600 1,229,547
Aisin Corp. (2)(a) 139,500 1,550,070
Amada Co. Ltd. (2)(a) 301,500 3,078,224
Asahi Group Holdings Ltd. (2)(a) 159,300 2,087,940
Asahi Kasei Corp. (2)(a) 217,100 1,645,920
Asics Corp. (2)(a) 42,300 888,644
Brother Industries Ltd. (2)(a) 184,500 3,618,494
Canon, Inc. (2)(a) 37,900 1,248,248
Central Japan Railway Co. (2)(a) 130,100 3,004,018
Chubu Electric Power Co., Inc. (2)
(a) 342,800 4,028,641
Concordia Financial Group Ltd.
(2)(a) 65,900 367,851
Cosmo Energy Holdings Co. Ltd.
(2)(a) 23,200 1,279,868
Dai Nippon Printing Co. Ltd. (2)(a) 148,000 2,642,578
Dai-ichi Life Holdings, Inc. (2)(a) 140,400 3,643,010
Daito Trust Construction Co. Ltd.
(2)(a) 19,100 2,326,495
Daiwa House Industry Co. Ltd. (2)
(a) 59,400 1,869,673
Daiwa House REIT Investment
Corp., REIT (2)(a) 515 844,905
Dentsu Group, Inc. (2)(a) 44,200 1,362,329
ENEOS Holdings, Inc. (2)(a) 1,087,700 5,955,339
Fujikura Ltd. (2)(a) 45,100 1,532,500
Fujitsu Ltd. (2)(a) 39,400 810,041
GLP J-REIT (2)(a) 270 249,540
Hakuhodo DY Holdings, Inc. (2)(a) 113,600 930,871
Haseko Corp. (2)(a) 141,000 1,849,427
Hikari Tsushin, Inc. (2)(a) 9,600 2,138,108
Hirose Electric Co. Ltd. (2)(a) 14,200 1,812,132
Hitachi Construction Machinery
Co. Ltd. (2)(a) 28,000 686,282
Hitachi Ltd. (2)(a) 42,800 1,134,942
Idemitsu Kosan Co. Ltd. (2)(a) 753,900 5,466,790
Iida Group Holdings Co. Ltd. (2)(a) 169,300 2,614,568
Inpex Corp. (2)(a) 212,200 2,872,929
Isuzu Motors Ltd. (2)(a) 68,700 936,736
Ito En Ltd. (2)(a) 9,600 228,479
ITOCHU Corp. (2)(a) 24,000 1,293,482
Japan Post Bank Co. Ltd. (2)(a) 255,800 2,401,261
Japan Post Holdings Co. Ltd. (2)(a) 222,200 2,130,709
INVESTMENTS SHARES VALUE ($)
Japan - 28.2% (continued)
Japan Post Insurance Co. Ltd. (2)
(a) 245,400 4,507,050
Japan Real Estate Investment
Corp., REIT (2)(a) 83 329,975
JFE Holdings, Inc. (2)(a) 67,900 912,861
Kajima Corp. (2)(a) 57,200 1,072,111
Kansai Electric Power Co., Inc.
(The) (2)(a) 308,400 5,111,073
Kansai Paint Co. Ltd. (2)(a) 111,400 1,989,832
Kao Corp. (2)(a) 7,700 380,585
Kawasaki Kisen Kaisha Ltd. (2)(a) 128,400 2,001,693
KDDI Corp. (2)(a) 146,500 4,693,495
Keyence Corp. (2)(a) 1,900 910,598
Kinden Corp. (2)(a) 81,700 1,808,458
Kirin Holdings Co. Ltd. (2)(a) 146,800 2,237,213
Kobe Steel Ltd. (2)(a) 50,200 601,627
Koito Manufacturing Co. Ltd. (2)(a) 89,900 1,250,773
Komatsu Ltd. (2)(a) 67,600 1,892,444
Konami Group Corp. (2)(a) 6,400 652,662
Kose Corp. (2)(a) 23,700 1,530,395
Kuraray Co. Ltd. (2)(a) 267,500 3,974,834
Kyocera Corp. (2)(a) 135,300 1,581,279
Kyowa Kirin Co. Ltd. (2)(a) 86,800 1,531,735
Kyushu Electric Power Co., Inc.
(2)(a) 174,500 1,907,718
Kyushu Railway Co. (2)(a) 47,700 1,372,282
Lion Corp. (2)(a) 40,300 453,413
Lixil Corp. (2)(a) 38,400 460,169
LY Corp. (2)(a) 558,300 1,627,331
Makita Corp. (2)(a) 73,300 2,476,189
McDonald's Holdings Co. Japan
Ltd. (2)(a) 31,900 1,519,955
Medipal Holdings Corp. (2)(a) 182,200 3,175,583
MEIJI Holdings Co. Ltd. (2)(a) 51,000 1,275,634
MINEBEA MITSUMI, Inc. (2)(a) 15,400 304,403
MISUMI Group, Inc. (2)(a) 35,400 642,120
Mitsubishi Chemical Group Corp.
(2)(a) 358,800 2,307,956
Mitsubishi Electric Corp. (2)(a) 384,000 6,228,844
Mitsubishi Gas Chemical Co., Inc.
(2)(a) 102,300 1,994,617
Mitsubishi HC Capital, Inc. (2)(a) 483,500 3,433,879
Mitsubishi Motors Corp. (2)(a) 128,000 348,252
Mitsui Chemicals, Inc. (2)(a) 19,800 528,899
Mitsui OSK Lines Ltd. (2)(a) 14,100 488,151
Mizuho Financial Group, Inc. (2)(a) 133,300 2,755,422
MS&AD Insurance Group
Holdings, Inc. (2)(a) 204,500 4,806,606
Murata Manufacturing Co. Ltd. (2)
(a) 68,900 1,363,443
Nexon Co. Ltd. (2)(a) 30,400 604,106
NGK Insulators Ltd. (2)(a) 315,500 4,149,497
NH Foods Ltd. (2)(a) 59,000 2,187,440
Nintendo Co. Ltd. (2)(a) 68,500 3,661,421
NIPPON EXPRESS HOLDINGS,
Inc. (2)(a) 41,900 2,206,739
Nippon Steel Corp. (2)(a) 93,000 2,084,328
Nippon Yusen KK (2)(a) 179,700 6,600,662
Nisshin Seifun Group, Inc. (2)(a) 94,400 1,194,815
Nitto Denko Corp. (2)(a) 58,500 984,454

AQR Funds | N-PORT Part F | September 2024
See notes to Schedule of Investments.
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
September 30, 2024 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
Japan - 28.2% (continued)
NOF Corp. (2)(a) 17,100 295,346
Nomura Holdings, Inc. (2)(a) 558,000 2,912,194
Nomura Real Estate Holdings, Inc.
(2)(a) 11,100 299,068
Nomura Real Estate Master Fund,
Inc., REIT (2)(a) 506 504,839
NSK Ltd. (2)(a) 266,400 1,347,393
Obayashi Corp. (2)(a) 152,600 1,944,682
Obic Co. Ltd. (2)(a) 52,000 1,824,380
Oji Holdings Corp. (2)(a) 1,312,500 5,258,163
Ono Pharmaceutical Co. Ltd. (2)(a) 289,200 3,882,027
Open House Group Co. Ltd. (2)(a) 50,900 1,925,327
Oracle Corp. Japan (2)(a) 18,300 1,889,357
Orix JREIT, Inc., REIT (2)(a) 462 493,469
Osaka Gas Co. Ltd. (2)(a) 248,700 5,608,710
Otsuka Corp. (2)(a) 223,500 5,519,757
Otsuka Holdings Co. Ltd. (2)(a) 87,100 4,947,204
Pan Pacific International Holdings
Corp. (2)(a) 22,500 584,636
Panasonic Holdings Corp. (2)(a) 823,600 7,235,127
Persol Holdings Co. Ltd. (2)(a) 1,954,700 3,522,625
Recruit Holdings Co. Ltd. (2)(a) 24,400 1,482,359
Renesas Electronics Corp. (2)(a) 60,800 882,370
Ricoh Co. Ltd. (2)(a) 211,900 2,299,647
Rohm Co. Ltd. (2)(a) 173,200 1,951,214
Ryohin Keikaku Co. Ltd. (2)(a) 168,300 3,090,460
Santen Pharmaceutical Co. Ltd.
(2)(a) 227,700 2,764,126
Sanwa Holdings Corp. (2)(a) 59,000 1,570,730
SCSK Corp. (2)(a) 84,800 1,758,258
Sega Sammy Holdings, Inc. (2)(a) 39,200 785,360
Seiko Epson Corp. (2)(a) 130,700 2,417,775
Sekisui Chemical Co. Ltd. (2)(a) 172,300 2,694,038
Sharp Corp. (2)*(a) 261,700 1,740,473
Shimamura Co. Ltd. (2)(a) 106,200 5,801,260
Shionogi & Co. Ltd. (2)(a) 211,800 3,035,981
Skylark Holdings Co. Ltd. (2)(a) 79,900 1,289,036
Sohgo Security Services Co. Ltd.
(2)(a) 433,600 3,155,604
Sojitz Corp. (2)(a) 150,400 3,563,526
Sompo Holdings, Inc. (2)(a) 227,000 5,116,762
Square Enix Holdings Co. Ltd. (2)
(a) 137,000 5,438,596
Stanley Electric Co. Ltd. (2)(a) 39,000 731,019
Subaru Corp. (2)(a) 45,100 797,870
Sugi Holdings Co. Ltd. (2)(a) 100,500 1,856,000
Sumitomo Corp. (2)(a) 68,500 1,538,240
Sumitomo Forestry Co. Ltd. (2)(a) 53,800 2,648,291
Sumitomo Heavy Industries Ltd.
(2)(a) 105,500 2,552,777
Suntory Beverage & Food Ltd. (2)
(a) 86,800 3,268,363
T&D Holdings, Inc. (2)(a) 73,900 1,302,916
TBS Holdings, Inc. (2)(a) 62,300 1,705,173
TDK Corp. (2)(a) 145,500 1,858,666
TIS, Inc. (2)(a) 27,900 712,196
Toho Co. Ltd. (2)(a) 20,700 839,581
Tohoku Electric Power Co., Inc.
(2)(a) 163,400 1,565,955
Tokio Marine Holdings, Inc. (2)(a) 26,300 969,798
INVESTMENTS SHARES VALUE ($)
Japan - 28.2% (continued)
Tokyo Century Corp. (2)(a) 147,800 1,664,859
Tokyo Electric Power Co. Holdings,
Inc. (2)*(a) 288,200 1,278,186
Tokyo Gas Co. Ltd. (2)(a) 116,200 2,706,660
Tokyu Fudosan Holdings Corp. (2)
(a) 42,600 296,396
TOPPAN Holdings, Inc. (2)(a) 233,000 6,934,621
Toray Industries, Inc. (2)(a) 203,500 1,201,833
Tosoh Corp. (2)(a) 279,000 3,735,722
TOTO Ltd. (2)(a) 40,400 1,502,778
Toyo Suisan Kaisha Ltd. (2)(a) 36,500 2,396,409
Toyota Boshoku Corp. (2)(a) 85,100 1,118,727
Toyota Tsusho Corp. (2)(a) 192,900 3,526,927
Trend Micro, Inc. (2)(a) 4,900 290,939
Welcia Holdings Co. Ltd. (2)(a) 36,800 522,854
Yamazaki Baking Co. Ltd. (2)(a) 44,400 879,761
Yokogawa Electric Corp. (2)(a) 32,500 832,808
Zensho Holdings Co. Ltd. (2)(a) 36,300 2,011,236
331,188,654
Jordan - 0.0% †
Hikma Pharmaceuticals plc (2) 14,939 382,284
Luxembourg - 0.2%
Aperam SA (2)(a) 29,770 933,220
ArcelorMittal SA (2)(a) 63,476 1,662,096
2,595,316
Mexico - 0.1%
Coca-Cola Femsa SAB de CV,
ADR 1,483 131,572
Fomento Economico Mexicano
SAB de CV, ADR 727 71,762
Grupo Aeroportuario del Sureste
SAB de CV, ADR 2,276 643,562
Grupo Televisa SAB, ADR (a)(b) 147,725 378,176
1,225,072
Netherlands - 3.1%
Aalberts NV (2)(a) 23,947 973,489
ABN AMRO Bank NV, CVA (2)(a)
(c) 219,685 3,970,114
Arcadis NV (2)(a) 15,174 1,052,123
ASM International NV (2)(a) 2,830 1,867,120
ASR Nederland NV (2)(a) 25,068 1,228,893
EXOR NV (2)(a) 10,557 1,131,753
Koninklijke Ahold Delhaize NV (a) 243,895 8,424,388
Koninklijke KPN NV (2)(a) 339,586 1,386,966
Koninklijke Philips NV (2)*(a) 132,633 4,348,456
NN Group NV (2)(a) 91,687 4,574,826
Randstad NV (2)(a) 84,060 4,176,620
Wolters Kluwer NV (2)(a) 20,094 3,389,290
36,524,038
New Zealand - 0.0% †
Xero Ltd. (2)*(a) 3,289 339,971

Consolidated Schedule of Investments
September 30, 2024 (Unaudited)
AQR STYLE PREMIA ALTERNATIVE FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | September 2024

(Continued)
INVESTMENTS SHARES VALUE ($)
Norway - 0.5%
Equinor ASA (2)(a) 67,626 1,710,849
Kongsberg Gruppen ASA (2)(a) 38,119 3,723,442
Norsk Hydro ASA (2)(a) 142,038 917,567
6,351,858
Portugal - 0.0% †
Galp Energia SGPS SA (2) 13,706 256,540
Singapore - 1.1%
CapitaLand Integrated Commercial
Trust, REIT (2) 517,000 849,784
Genting Singapore Ltd. (2) 6,110,400 4,141,876
Jardine Cycle & Carriage Ltd. (2) 73,000 1,566,046
Mapletree Pan Asia Commercial
Trust, REIT (2) 404,300 464,208
Oversea-Chinese Banking Corp.
Ltd. (2) 166,200 1,945,534
Singapore Airlines Ltd. (2) 209,200 1,104,347
STMicroelectronics NV (2) 31,969 954,734
United Overseas Bank Ltd. (2) 72,400 1,807,247
UOL Group Ltd. (2) 138,800 599,818
13,433,594
South Africa - 0.1%
Gold Fields Ltd., ADR (a)(b) 1,936 29,718
Harmony Gold Mining Co. Ltd.,
ADR (a)(b) 88,624 901,306
931,024
Spain - 2.7%
Acciona SA (2)(a) 7,064 1,002,217
Acerinox SA (2)(a) 268,484 2,887,165
ACS Actividades de Construccion
y Servicios SA (2)(a) 83,625 3,859,890
Aena SME SA (2)(a)(c) 10,254 2,252,553
Banco Bilbao Vizcaya Argentaria
SA (2)(a) 467,146 5,046,238
Banco Santander SA (2)(a) 1,459,160 7,476,543
CaixaBank SA (2)(a) 63,640 379,800
Endesa SA (2)(a) 17,847 389,900
Industria de Diseno Textil SA (2)(a) 87,026 5,154,244
Mapfre SA (2)(a) 815,405 2,171,506
Repsol SA (2)(a) 126,638 1,670,265
32,290,321
Sweden - 4.1%
AAK AB (2)(a) 17,495 573,674
Alfa Laval AB (2)(a) 10,625 510,807
Billerud Aktiebolag (2)(a) 163,015 1,870,322
Elekta AB, Class B (2)(a) 193,622 1,380,315
Embracer Group AB, Class B
(2)*(a) 777,702 2,020,182
Essity AB, Class B (a) 152,676 4,764,055
Evolution AB (2)(a)(c) 9,696 953,632
Getinge AB, Class B (2)(a) 151,907 3,269,294
H & M Hennes & Mauritz AB, Class
B (2)(a) 130,156 2,216,767
Hexpol AB (2)(a) 86,076 890,171
Husqvarna AB, Class B (2)(a) 56,645 396,782
Sandvik AB (2)(a) 70,871 1,585,890
Securitas AB, Class B (2)(a) 246,263 3,126,273
INVESTMENTS SHARES VALUE ($)
Sweden - 4.1% (continued)
Skandinaviska Enskilda Banken
AB, Class A (2)(a) 51,421 787,165
Skanska AB, Class B (2)(a) 19,603 408,630
SKF AB, Class B (2)(a) 250,855 4,996,751
SSAB AB, Class B (2)(a) 582,735 2,983,706
Swedbank AB, Class A (2)(a) 94,464 2,005,061
Telefonaktiebolaget LM Ericsson,
Class B (2)(a) 481,914 3,641,561
Trelleborg AB, Class B (2)(a) 104,838 4,035,310
Volvo AB, Class B (2)(a) 93,527 2,473,995
Volvo Car AB, Class B (2)*(a) 1,041,228 2,866,493
47,756,836
Switzerland - 4.5%
ABB Ltd. (Registered) (2)(a) 42,446 2,462,532
Adecco Group AG (Registered)
(2)(a) 102,384 3,491,738
BKW AG (2)(a) 15,565 2,822,531
DKSH Holding AG (2)(a) 22,609 1,798,294
Flughafen Zurich AG (Registered)
(2)(a) 14,603 3,513,051
Geberit AG (Registered) (2)(a) 2,874 1,876,165
Georg Fischer AG (Registered)
(2)(a) 14,916 1,129,016
Givaudan SA (Registered) (2)(a) 84 460,870
Helvetia Holding AG (Registered)
(2)(a) 11,232 1,942,355
Logitech International SA
(Registered) (2)(a) 56,237 5,036,630
Novartis AG (Registered) (2)(a) 67,605 7,784,201
Schindler Holding AG (2)(a) 7,645 2,243,840
SGS SA (Registered) (2)(a) 16,303 1,820,415
Sonova Holding AG (Registered)
(2)(a) 4,541 1,635,648
Swatch Group AG (The) (2)(a) 12,765 2,737,157
Swisscom AG (Registered) (2)(a) 4,004 2,616,652
Tecan Group AG (Registered) (2)
(a) 5,784 1,900,739
Temenos AG (Registered) (2)(a) 6,428 450,050
UBS Group AG (Registered) (2)(a) 150,524 4,657,822
Zurich Insurance Group AG (2)(a) 3,898 2,355,016
52,734,722
Taiwan - 0.1%
ASE Technology Holding Co. Ltd.,
ADR (a) 65,055 634,937
United Kingdom - 11.4%
Associated British Foods plc (2)(a) 93,168 2,911,750
Auto Trader Group plc (2)(a)(c) 97,768 1,136,571
Aviva plc (2)(a) 45,521 294,829
B&M European Value Retail SA
(2)(a) 117,322 653,412
BAE Systems plc (2)(a) 339,025 5,628,518
Barclays plc (2)(a) 2,604,092 7,824,208
Barratt Developments plc (2)(a) 225,995 1,449,895
Beazley plc (2)(a) 148,554 1,517,060
British American Tobacco plc (2)(a) 81,891 2,985,589
BT Group plc (2)(a) 3,833,471 7,598,208
Bunzl plc (2)(a) 26,232 1,242,322
Centrica plc (2)(a) 5,698,948 8,913,966

AQR Funds | N-PORT Part F | September 2024
See notes to Schedule of Investments.
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
September 30, 2024 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
United Kingdom - 11.4% (continued)
CK Hutchison Holdings Ltd. (2)(a) 786,000 4,456,396
Compass Group plc (2)(a) 69,009 2,212,407
DCC plc (2) 62,395 4,259,666
easyJet plc (2)(a) 218,368 1,520,783
Frasers Group plc (2)*(a) 40,511 451,760
Harbour Energy plc (2)(a) 494,905 1,765,172
Hargreaves Lansdown plc (2)(a) 26,731 398,378
Howden Joinery Group plc (2)(a) 137,293 1,668,425
HSBC Holdings plc (2)(a) 153,008 1,372,638
Imperial Brands plc (2)(a) 155,300 4,517,532
Inchcape plc (2)(a) 167,706 1,791,798
InterContinental Hotels Group plc
(2)(a) 35,161 3,829,039
International Distribution Services
plc (a) 145,872 667,761
Intertek Group plc (2)(a) 7,256 501,661
Investec plc (2)(a) 166,535 1,267,506
ITV plc (2)(a) 348,040 373,808
J Sainsbury plc (2)(a) 558,842 2,211,531
JD Sports Fashion plc (2)(a) 1,995,428 4,114,459
Johnson Matthey plc (2)(a) 55,869 1,139,343
Just Eat Takeaway.com NV (2)*(a)
(c) 231,510 3,470,207
Kingfisher plc (2)(a) 960,481 4,145,192
Lloyds Banking Group plc (2)(a) 2,871,474 2,257,820
Man Group plc (2)(a) 841,115 2,384,282
Marks & Spencer Group plc (2)(a) 1,396,051 6,966,929
NatWest Group plc (2)(a) 826,407 3,825,732
Next plc (2)(a) 12,996 1,702,431
Pearson plc (2)(a) 189,537 2,576,640
Rightmove plc (2)(a) 140,304 1,159,820
Rolls-Royce Holdings plc (2)*(a) 393,036 2,781,709
Sage Group plc (The) (2)(a) 22,886 314,368
Schroders plc (2)(a) 66,010 309,307
Standard Chartered plc (2)(a) 551,737 5,851,710
Subsea 7 SA (2)(a) 105,145 1,697,850
Tate & Lyle plc (a) 46,152 421,122
Tesco plc (2)(a) 930,791 4,469,015
Travis Perkins plc (2)(a) 106,043 1,320,242
Vodafone Group plc (2)(a) 5,556,520 5,568,731
Whitbread plc (2)(a) 17,633 740,208
132,639,706
United States - 117.4%
3M Co. (a) 60,058 8,209,929
A O Smith Corp. (a) 29,730 2,670,646
Abbott Laboratories (a)(b) 29,948 3,414,371
AbbVie, Inc. (a)(b) 19,098 3,771,473
Acuity Brands, Inc. (a) 22,692 6,249,150
Adobe, Inc. *(a) 7,930 4,105,995
ADT, Inc. (a) 415,454 3,003,732
Advance Auto Parts, Inc. (a)(b) 5,614 218,890
AES Corp. (The) (a) 22,913 459,635
Agilent Technologies, Inc. (a) 26,708 3,965,604
Akamai Technologies, Inc. *(a)(b) 14,463 1,460,040
Alcon, Inc. (2)(a) 3,083 308,547
Allegion plc (a) 2,469 359,832
ALLETE, Inc. (a) 33,179 2,129,760
Allison Transmission Holdings,
Inc. (a) 62,491 6,003,510
INVESTMENTS SHARES VALUE ($)
United States - 117.4% (continued)
Allstate Corp. (The) (a) 14,352 2,721,857
Ally Financial, Inc. (a)(b) 32,852 1,169,203
Alphabet, Inc., Class A (a) 35,066 5,815,696
Altria Group, Inc. (a) 119,719 6,110,458
Amdocs Ltd. (a)(b) 28,022 2,451,365
Amentum Holdings, Inc. * 15,826 510,389
American Electric Power Co., Inc.
(a)(b) 45,997 4,719,292
American Financial Group, Inc. (a)
(b) 7,804 1,050,418
American International Group, Inc.
(a) 48,210 3,530,418
American Tower Corp., REIT (a) 2,983 693,726
Ameriprise Financial, Inc. (a)(b) 9,504 4,465,074
Amkor Technology, Inc. (a) 183,502 5,615,161
Analog Devices, Inc. (a)(b) 5,824 1,340,510
Appfolio, Inc., Class A *(a) 1,002 235,871
Apple, Inc. (a)(b) 15,132 3,525,756
Applied Industrial Technologies,
Inc. (a) 6,517 1,454,138
Applied Materials, Inc. (a) 15,549 3,141,675
AppLovin Corp., Class A *(a) 7,493 978,211
Aramark (a) 91,923 3,560,178
Arch Capital Group Ltd. *(a) 35,312 3,950,707
Archer-Daniels-Midland Co. (a)(b) 75,541 4,512,819
Arista Networks, Inc. *(a) 20,577 7,897,864
Armstrong World Industries, Inc.
(a)(b) 8,375 1,100,726
Arrow Electronics, Inc. *(a)(b) 49,187 6,533,509
ASGN, Inc. *(a)(b) 29,763 2,774,804
Associated Banc-Corp. (a)(b) 64,129 1,381,339
Assurant, Inc. (a) 20,403 4,057,341
Assured Guaranty Ltd. (a) 23,474 1,866,652
AT&T, Inc. (a) 482,514 10,615,308
Autodesk, Inc. *(a) 5,467 1,506,049
AutoNation, Inc. *(a)(b) 11,705 2,094,259
AvalonBay Communities, Inc.,
REIT (a) 5,561 1,252,615
Avantor, Inc. *(a)(b) 52,148 1,349,069
Avient Corp. (a) 16,142 812,265
Avnet, Inc. (a) 98,375 5,342,746
Axalta Coating Systems Ltd. *(a) 38,601 1,396,970
Axis Capital Holdings Ltd. (a) 44,950 3,578,470
Bank of New York Mellon Corp.
(The) (a) 82,037 5,895,179
Bank OZK (a) 87,829 3,775,769
Baxter International, Inc. (a)(b) 88,059 3,343,600
Becton Dickinson & Co. (a)(b) 6,630 1,598,493
Belden, Inc. (a)(b) 6,401 749,749
BellRing Brands, Inc. *(a) 30,031 1,823,482
Berry Global Group, Inc. (a)(b) 82,114 5,582,110
Best Buy Co., Inc. (a)(b) 31,925 3,297,853
Bio-Rad Laboratories, Inc., Class
A *(a) 2,653 887,641
Black Hills Corp. (a) 60,968 3,726,364
Booking Holdings, Inc. (a) 967 4,073,120
BorgWarner, Inc. (a) 36,476 1,323,714
Boston Beer Co., Inc. (The), Class
A *(a) 4,657 1,346,525

Consolidated Schedule of Investments
September 30, 2024 (Unaudited)
AQR STYLE PREMIA ALTERNATIVE FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | September 2024

(Continued)
INVESTMENTS SHARES VALUE ($)
United States - 117.4% (continued)
Bright Horizons Family Solutions,
Inc. *(a) 1,942 272,132
Brink's Co. (The) (a) 17,248 1,994,559
Bristol-Myers Squibb Co. (a) 22,602 1,169,427
Brixmor Property Group, Inc., REIT
(a) 138,456 3,857,384
BRP, Inc. (a) 18,488 1,100,299
Builders FirstSource, Inc. *(a) 11,242 2,179,374
Bunge Global SA (a)(b) 49,820 4,814,605
Burlington Stores, Inc. *(a)(b) 3,102 817,315
BWX Technologies, Inc. (a) 27,844 3,026,643
Cabot Corp. (a)(b) 28,388 3,172,927
CACI International, Inc., Class A
*(a) 6,500 3,279,640
Cadence Design Systems, Inc.
*(a)(b) 8,126 2,202,390
Camden Property Trust, REIT (a) 12,702 1,569,078
Capital One Financial Corp. (a) 49,629 7,430,950
Cardinal Health, Inc. (a) 63,756 7,046,313
Carlisle Cos., Inc. (a)(b) 5,615 2,525,346
Carnival Corp. *(a)(b) 131,579 2,431,580
Carter's, Inc. (a) 30,672 1,993,067
Casey's General Stores, Inc. (a) 1,903 714,976
Caterpillar, Inc. (a)(b) 6,483 2,535,631
CBRE Group, Inc., Class A *(a) 42,521 5,293,014
Cencora, Inc. (a)(b) 26,842 6,041,597
Centene Corp. *(a) 73,497 5,532,854
Charles River Laboratories
International, Inc. *(a)(b) 4,283 843,623
Chubb Ltd. (a) 10,961 3,161,043
Ciena Corp. *(a) 42,779 2,634,759
Cigna Group (The) (a) 13,363 4,629,478
Cincinnati Financial Corp. (a) 18,236 2,482,284
Cintas Corp. (a) 27,468 5,655,112
Cirrus Logic, Inc. *(a) 42,141 5,234,334
Citigroup, Inc. (a) 48,254 3,020,700
Citizens Financial Group, Inc. (a) 64,817 2,662,034
Clean Harbors, Inc. *(a) 8,522 2,059,853
CME Group, Inc. (a) 7,116 1,570,145
CNA Financial Corp. (a) 26,129 1,278,753
CNO Financial Group, Inc. (a) 162,262 5,695,396
Coca-Cola Consolidated, Inc. (a) 4,853 6,388,489
Cognizant Technology Solutions
Corp., Class A (a)(b) 43,147 3,330,085
Colgate-Palmolive Co. (a) 36,315 3,769,860
Columbia Sportswear Co. (a)(b) 32,829 2,731,045
Comcast Corp., Class A (a) 131,034 5,473,290
Comfort Systems USA, Inc. (a) 2,193 856,038
Commercial Metals Co. (a)(b) 72,786 4,000,319
CommVault Systems, Inc. *(a) 29,235 4,497,805
Concentrix Corp. (a) 20,231 1,036,839
Copart, Inc. *(a)(b) 75,630 3,963,012
Corebridge Financial, Inc. (a) 222,490 6,487,808
Corpay, Inc. *(a) 2,126 664,928
Costco Wholesale Corp. (a) 5,707 5,059,370
Crane Co. (a)(b) 6,582 1,041,799
Crane NXT Co. (a)(b) 9,414 528,125
CRH plc (a) 24,888 2,308,113
CRH plc (2)(a) 34,252 3,134,796
INVESTMENTS SHARES VALUE ($)
United States - 117.4% (continued)
Crowdstrike Holdings, Inc., Class
A *(a) 12,646 3,546,824
CubeSmart, REIT (a) 16,946 912,203
Cummins, Inc. (a) 14,218 4,603,646
Curtiss-Wright Corp. (a) 16,527 5,432,260
CVS Health Corp. (a) 114,844 7,221,391
Danaher Corp. (a) 5,414 1,505,200
Darden Restaurants, Inc. (a)(b) 4,215 691,808
Deckers Outdoor Corp. *(a) 15,966 2,545,779
Dell Technologies, Inc., Class C
(a)(b) 45,440 5,386,458
DENTSPLY SIRONA, Inc. (a)(b) 43,485 1,176,704
Dick's Sporting Goods, Inc. (a) 4,917 1,026,178
Dillard's, Inc., Class A (a)(b) 4,080 1,565,455
DocuSign, Inc., Class A *(a) 55,511 3,446,678
Dolby Laboratories, Inc., Class A
(a) 34,755 2,659,800
Domino's Pizza, Inc. (a) 3,023 1,300,313
Donaldson Co., Inc. (a) 32,280 2,379,036
DoorDash, Inc., Class A *(a) 22,536 3,216,563
Dover Corp. (a) 8,052 1,543,890
DR Horton, Inc. (a) 4,477 854,077
Dropbox, Inc., Class A *(a)(b) 254,360 6,468,375
Duke Energy Corp. (a) 21,254 2,450,586
Dun & Bradstreet Holdings, Inc. (a) 36,700 422,417
Duolingo, Inc., Class A *(a) 9,352 2,637,451
DXC Technology Co. *(a) 155,395 3,224,446
Eagle Materials, Inc. (a)(b) 1,027 295,417
EastGroup Properties, Inc., REIT
(a) 4,431 827,799
Eastman Chemical Co. (a) 27,252 3,050,861
Eaton Corp. plc (a) 2,851 944,935
eBay, Inc. (a)(b) 79,986 5,207,888
Edison International (a) 18,238 1,588,347
Elanco Animal Health, Inc. *(a) 103,452 1,519,710
Electronic Arts, Inc. (a) 14,542 2,085,904
Element Solutions, Inc. (a)(b) 47,345 1,285,890
Elevance Health, Inc. (a) 3,131 1,628,120
Eli Lilly & Co. (a) 664 588,264
EMCOR Group, Inc. (a) 15,258 6,569,027
Encompass Health Corp. (a) 6,445 622,845
EnerSys (a) 50,747 5,178,731
Entergy Corp. (a) 30,591 4,026,082
Envista Holdings Corp. *(a)(b) 157,781 3,117,753
EOG Resources, Inc. (a)(b) 21,050 2,587,677
EPAM Systems, Inc. *(a) 3,088 614,605
EPR Properties, REIT (a) 23,936 1,173,821
Equitable Holdings, Inc. (a) 104,061 4,373,684
Equity Residential, REIT (a)(b) 53,194 3,960,825
Esab Corp. (a) 4,023 427,685
Essent Group Ltd. (a) 9,050 581,825
Essex Property Trust, Inc., REIT
(a)(b) 2,953 872,375
Etsy, Inc. *(a)(b) 23,416 1,300,290
Euronet Worldwide, Inc. *(a) 12,077 1,198,401
Evercore, Inc., Class A (a) 3,028 767,114
Everest Group Ltd. (a) 15,321 6,003,227
Evergy, Inc. (a) 8,919 553,067
Exact Sciences Corp. *(a) 21,112 1,438,149
Exelixis, Inc. *(a) 117,636 3,052,654

AQR Funds | N-PORT Part F | September 2024
See notes to Schedule of Investments.
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
September 30, 2024 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
United States - 117.4% (continued)
Expedia Group, Inc. *(a) 29,683 4,393,678
F5, Inc. *(a) 18,154 3,997,511
Fair Isaac Corp. *(a)(b) 1,084 2,106,776
Fastenal Co. (a)(b) 31,470 2,247,587
Federated Hermes, Inc., Class B
(a) 147,376 5,419,016
Ferguson Enterprises, Inc. (a) 2,935 582,803
Fidelity National Financial, Inc. (a) 30,776 1,909,959
Fidelity National Information
Services, Inc. (a) 41,361 3,463,984
First Horizon Corp. (a) 68,311 1,060,870
First Industrial Realty Trust, Inc.,
REIT (a) 15,078 844,066
First Solar, Inc. *(a)(b) 2,507 625,346
FirstCash Holdings, Inc. (a)(b) 9,920 1,138,816
Fiserv, Inc. *(a)(b) 16,836 3,024,587
Flowers Foods, Inc. (a)(b) 56,549 1,304,585
Flowserve Corp. (a) 56,436 2,917,177
Fluor Corp. *(a) 68,309 3,259,022
FNB Corp. (a)(b) 103,641 1,462,375
Fortinet, Inc. *(a) 39,534 3,065,862
Fortune Brands Innovations, Inc.
(a) 15,898 1,423,348
Fox Corp., Class A (a)(b) 64,873 2,746,074
Franklin Resources, Inc. (a)(b) 50,985 1,027,348
Gaming and Leisure Properties,
Inc., REIT (a) 15,846 815,277
Gap, Inc. (The) (a) 132,395 2,919,310
Garmin Ltd. (a) 6,446 1,134,689
Gartner, Inc. *(a)(b) 4,071 2,063,020
Gates Industrial Corp. plc *(a) 177,728 3,119,126
GE Aerospace (a)(b) 57,152 10,777,724
GE HealthCare Technologies, Inc.
(a) 41,274 3,873,565
Gen Digital, Inc. (a)(b) 71,064 1,949,286
Generac Holdings, Inc. *(a) 6,047 960,747
General Dynamics Corp. (a)(b) 19,052 5,757,514
General Motors Co. (a) 78,353 3,513,349
Gilead Sciences, Inc. (a) 47,323 3,967,560
Gitlab, Inc., Class A *(a) 10,031 516,998
Global Payments, Inc. (a) 38,883 3,982,397
GoDaddy, Inc., Class A *(a) 19,813 3,106,282
Graco, Inc. (a)(b) 17,740 1,552,427
Graham Holdings Co., Class B (a)
(b) 6,291 5,169,441
GRAIL, Inc. *(a)(b) 91,028 1,252,545
Grand Canyon Education, Inc. *(a) 31,564 4,477,353
Greif, Inc., Class A (a) 35,048 2,196,108
GSK plc (2)(a) 150,280 3,059,854
H&R Block, Inc. (a)(b) 123,942 7,876,514
Hancock Whitney Corp. (a) 15,137 774,560
Hartford Financial Services Group,
Inc. (The) (a) 54,419 6,400,219
HCA Healthcare, Inc. (a)(b) 3,384 1,375,359
Healthcare Realty Trust, Inc., REIT
(a)(b) 82,205 1,492,021
Healthpeak Properties, Inc., REIT
(a) 92,918 2,125,035
Helen of Troy Ltd. *(a)(b) 28,216 1,745,160
Henry Schein, Inc. *(a)(b) 10,779 785,789
INVESTMENTS SHARES VALUE ($)
United States - 117.4% (continued)
Hewlett Packard Enterprise Co. (a) 341,450 6,986,067
Hexcel Corp. (a) 6,397 395,527
Highwoods Properties, Inc., REIT
(a)(b) 88,945 2,980,547
Hilton Worldwide Holdings, Inc.
(a)(b) 4,544 1,047,392
Holcim AG (2)(a) 84,142 8,240,268
Hologic, Inc. *(a)(b) 27,973 2,278,681
Home Depot, Inc. (The) (a)(b) 5,346 2,166,199
Honeywell International, Inc. (a)(b) 6,362 1,315,089
Host Hotels & Resorts, Inc., REIT
(a)(b) 17,543 308,757
Howmet Aerospace, Inc. (a)(b) 34,699 3,478,575
HP, Inc. (a)(b) 171,839 6,163,865
Huntington Bancshares, Inc. (a)(b) 52,112 766,046
Huntington Ingalls Industries, Inc.
(a)(b) 29,193 7,718,045
IAC, Inc. *(a) 7,375 396,923
IDEXX Laboratories, Inc. *(a) 3,481 1,758,671
Incyte Corp. *(a) 96,970 6,409,717
Ingredion, Inc. (a) 20,998 2,885,755
Insperity, Inc. (a)(b) 16,853 1,483,064
International Bancshares Corp. (a) 28,352 1,695,166
International Business Machines
Corp. (a)(b) 12,301 2,719,505
International Paper Co. (a)(b) 29,862 1,458,759
Interpublic Group of Cos., Inc.
(The) (a)(b) 29,861 944,503
Intuit, Inc. (a) 5,799 3,601,179
IQVIA Holdings, Inc. *(a) 8,906 2,110,455
Iron Mountain, Inc., REIT (a)(b) 7,461 886,591
ITT, Inc. (a) 13,875 2,074,451
Jabil, Inc. (a) 35,465 4,249,771
Jacobs Solutions, Inc. (a) 15,826 2,071,623
Janus Henderson Group plc (a) 128,235 4,881,906
Jazz Pharmaceuticals plc *(a) 37,893 4,221,659
JB Hunt Transport Services, Inc.
(a)(b) 3,416 588,679
Johnson & Johnson (a)(b) 56,779 9,201,605
Jones Lang LaSalle, Inc. *(a) 18,146 4,895,972
KB Home (a)(b) 72,046 6,173,622
Kenvue, Inc. (a)(b) 139,715 3,231,608
Kilroy Realty Corp., REIT (a)(b) 86,357 3,342,016
Kimberly-Clark Corp. (a) 20,929 2,977,778
Kimco Realty Corp., REIT (a)(b) 83,773 1,945,209
Kirby Corp. *(a) 6,552 802,161
KLA Corp. (a) 3,393 2,627,573
Knife River Corp. *(a) 20,981 1,875,492
Kohl's Corp. (a)(b) 43,856 925,362
Kraft Heinz Co. (The) (a)(b) 19,239 675,481
Kroger Co. (The) (a) 154,529 8,854,512
Kyndryl Holdings, Inc. *(a) 35,735 821,190
L3Harris Technologies, Inc. (a) 9,996 2,377,749
Lamar Advertising Co., Class A,
REIT (a)(b) 19,582 2,616,155
Landstar System, Inc. (a)(b) 16,513 3,118,810
Lantheus Holdings, Inc. *(a)(b) 23,734 2,604,807
Leidos Holdings, Inc. (a) 27,464 4,476,632
Lennar Corp., Class A (a) 32,645 6,120,285
Lennox International, Inc. (a) 1,938 1,171,114

Consolidated Schedule of Investments
September 30, 2024 (Unaudited)
AQR STYLE PREMIA ALTERNATIVE FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | September 2024

(Continued)
INVESTMENTS SHARES VALUE ($)
United States - 117.4% (continued)
Lincoln Electric Holdings, Inc. (a)
(b) 1,405 269,788
Lincoln National Corp. (a) 23,642 744,959
Littelfuse, Inc. (a) 1,778 471,615
Lockheed Martin Corp. (a) 12,225 7,146,246
Loews Corp. (a) 41,784 3,303,025
Louisiana-Pacific Corp. (a) 16,085 1,728,494
Lyft, Inc., Class A *(a) 284,850 3,631,838
LyondellBasell Industries NV, Class
A (a) 34,448 3,303,563
M&T Bank Corp. (a)(b) 21,324 3,798,231
Macy's, Inc. (a)(b) 221,481 3,475,037
Manhattan Associates, Inc. *(a) 7,378 2,076,022
ManpowerGroup, Inc. (a) 75,762 5,570,022
Markel Group, Inc. *(a) 1,127 1,767,790
Masco Corp. (a) 32,843 2,756,841
Match Group, Inc. *(a)(b) 77,711 2,940,584
Maximus, Inc. (a) 23,892 2,225,779
McKesson Corp. (a) 8,499 4,202,076
MDU Resources Group, Inc. (a) 81,930 2,245,701
Medical Properties Trust, Inc.,
REIT (a)(b) 235,487 1,377,599
Medpace Holdings, Inc. *(a)(b) 9,127 3,046,593
Medtronic plc (a) 68,265 6,145,898
Merck & Co., Inc. (a) 48,085 5,460,533
Meta Platforms, Inc., Class A (a) 12,818 7,337,536
MetLife, Inc. (a) 26,310 2,170,049
Mettler-Toledo International, Inc.
*(a)(b) 3,153 4,728,554
MGIC Investment Corp. (a) 28,854 738,662
Micron Technology, Inc. (a) 2,595 269,127
Microsoft Corp. (a) 9,769 4,203,601
Mid-America Apartment
Communities, Inc., REIT (a)(b) 24,777 3,937,065
Middleby Corp. (The) *(a)(b) 7,752 1,078,536
MKS Instruments, Inc. (a)(b) 7,213 784,125
Mohawk Industries, Inc. *(a) 23,028 3,700,139
Molina Healthcare, Inc. *(a)(b) 4,983 1,716,942
Molson Coors Beverage Co., Class
B (a)(b) 75,618 4,349,547
Monolithic Power Systems, Inc.
(a)(b) 3,642 3,367,029
Monster Beverage Corp. *(a) 43,180 2,252,701
Moody's Corp. (a)(b) 2,932 1,391,498
Motorola Solutions, Inc. (a)(b) 907 407,814
MSC Industrial Direct Co., Inc.,
Class A (a)(b) 23,920 2,058,555
Murphy USA, Inc. (a)(b) 5,966 2,940,462
Natera, Inc. *(a)(b) 12,989 1,648,954
National Fuel Gas Co. (a)(b) 52,537 3,184,268
Neogen Corp. *(a)(b) 44,398 746,330
NetApp, Inc. (a) 32,184 3,975,046
Neurocrine Biosciences, Inc. *(a) 20,013 2,305,898
New York Times Co. (The), Class
A (a) 4,227 235,317
NewMarket Corp. (a) 3,057 1,687,128
NiSource, Inc. (a) 48,798 1,690,851
NNN REIT, Inc., REIT (a) 20,348 986,675
Nordstrom, Inc. (a) 78,813 1,772,504
Northern Trust Corp. (a)(b) 30,639 2,758,429
INVESTMENTS SHARES VALUE ($)
United States - 117.4% (continued)
Northrop Grumman Corp. (a) 1,347 711,310
Northwestern Energy Group, Inc.
(a)(b) 22,137 1,266,679
NRG Energy, Inc. (a) 58,851 5,361,326
Nutanix, Inc., Class A *(a) 25,354 1,502,225
NVIDIA Corp. (a) 8,340 1,012,810
NVR, Inc. *(a) 99 971,368
Old National Bancorp (a)(b) 59,460 1,109,524
Old Republic International Corp.
(a) 111,426 3,946,709
Omega Healthcare Investors, Inc.,
REIT (a) 56,146 2,285,142
Omnicom Group, Inc. (a)(b) 9,235 954,807
OneMain Holdings, Inc. (a) 27,791 1,308,122
Onto Innovation, Inc. *(a) 2,891 600,056
Organon & Co. (a)(b) 125,163 2,394,368
Otis Worldwide Corp. (a) 13,960 1,451,002
Owens Corning (a) 15,480 2,732,530
PACCAR, Inc. (a)(b) 8,674 855,950
Parker-Hannifin Corp. (a) 3,598 2,273,288
PayPal Holdings, Inc. *(a)(b) 37,143 2,898,268
Pegasystems, Inc. (a) 20,675 1,511,136
Penske Automotive Group, Inc. (a) 12,846 2,086,447
Pentair plc (a) 14,911 1,458,147
Performance Food Group Co. *(a) 20,190 1,582,290
Perrigo Co. plc (a) 20,970 550,043
Petco Health & Wellness Co., Inc.,
Class A *(a)(b) 36,350 165,393
Philip Morris International, Inc. (a) 23,220 2,818,908
Pilgrim's Pride Corp. *(a)(b) 43,724 2,013,490
Pinnacle Financial Partners, Inc.
(a)(b) 15,327 1,501,586
Pinnacle West Capital Corp. (a) 3,335 295,448
Playtika Holding Corp. (a) 320,941 2,541,853
Popular, Inc. (a) 25,550 2,561,899
Post Holdings, Inc. *(a) 2,545 294,584
PPG Industries, Inc. (a) 12,593 1,668,069
Premier, Inc., Class A (a)(b) 68,875 1,377,500
Procter & Gamble Co. (The) (a) 27,033 4,682,116
Progressive Corp. (The) (a) 15,004 3,807,415
Prudential Financial, Inc. (a) 18,996 2,300,416
Public Storage, REIT (a) 3,410 1,240,797
PulteGroup, Inc. (a)(b) 29,870 4,287,241
Pure Storage, Inc., Class A *(a)(b) 27,399 1,376,526
PVH Corp. (a) 8,299 836,788
Qorvo, Inc. *(a) 20,238 2,090,585
QUALCOMM, Inc. (a)(b) 30,402 5,169,860
Qualys, Inc. *(a) 30,101 3,866,774
Ralph Lauren Corp., Class A (a) 8,130 1,576,163
Raymond James Financial, Inc.
(a)(b) 15,901 1,947,236
Rayonier, Inc., REIT (a) 29,223 940,396
Regeneron Pharmaceuticals, Inc.
*(a) 2,179 2,290,652
Regions Financial Corp. (a)(b) 49,856 1,163,140
Reinsurance Group of America,
Inc. (a) 22,883 4,985,519
Reliance, Inc. (a)(b) 10,405 3,009,230
RenaissanceRe Holdings Ltd. (a)
(b) 12,723 3,465,745

AQR Funds | N-PORT Part F | September 2024
See notes to Schedule of Investments.
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
September 30, 2024 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
United States - 117.4% (continued)
Republic Services, Inc., Class A (a) 10,048 2,018,040
ResMed, Inc. (a)(b) 8,077 1,971,757
Reynolds Consumer Products,
Inc. (a) 57,211 1,779,262
RingCentral, Inc., Class A *(a) 104,315 3,299,483
Rivian Automotive, Inc., Class A
*(a)(b) 43,242 485,175
Robert Half, Inc. (a) 46,383 3,126,678
ROBLOX Corp., Class A *(a)(b) 46,522 2,059,064
Roche Holding AG (2)(a) 8,346 2,670,864
Roivant Sciences Ltd. *(a)(b) 33,280 384,051
Roper Technologies, Inc. (a)(b) 2,796 1,555,806
Ross Stores, Inc. (a) 6,078 914,800
Royal Caribbean Cruises Ltd. (a) 9,128 1,618,942
Royal Gold, Inc. (a) 26,850 3,767,055
Royalty Pharma plc, Class A (a) 62,896 1,779,328
RPM International, Inc. (a) 20,217 2,446,257
RTX Corp. (a)(b) 15,960 1,933,714
Ryder System, Inc. (a) 30,203 4,403,597
Sabra Health Care REIT, Inc.,
REIT (a) 77,886 1,449,458
Salesforce, Inc. (a)(b) 6,005 1,643,629
Samsara, Inc., Class A *(a)(b) 7,662 368,695
Sanofi SA (2)(a) 3,641 419,222
SBA Communications Corp., REIT
(a) 28,078 6,758,375
Schneider National, Inc., Class B
(a)(b) 145,161 4,142,895
Science Applications International
Corp. (a) 14,037 1,954,933
Seaboard Corp. (a) 465 1,458,705
Sealed Air Corp. (a) 14,961 543,084
SEI Investments Co. (a)(b) 44,302 3,065,255
ServiceNow, Inc. *(a)(b) 2,617 2,340,619
Shell plc (2)(a) 124,059 4,024,690
Sherwin-Williams Co. (The) (a) 2,094 799,217
Signify NV (2)(a)(c) 138,820 3,274,699
Simpson Manufacturing Co., Inc.
(a) 2,295 438,965
Sirius XM Holdings, Inc. (a) 8,476 200,457
Skechers USA, Inc., Class A *(a) 19,699 1,318,257
Skyworks Solutions, Inc. (a)(b) 70,836 6,996,472
SLM Corp. (a) 11,905 272,267
Snap-on, Inc. (a) 9,174 2,657,800
Solventum Corp. *(a) 70,497 4,915,051
Sonoco Products Co. (a) 8,710 475,827
Southern Co. (The) (a)(b) 24,895 2,245,031
SS&C Technologies Holdings, Inc.
(a) 22,253 1,651,395
STAG Industrial, Inc., REIT (a)(b) 75,986 2,970,293
State Street Corp. (a) 52,559 4,649,895
Stellantis NV (2)(a) 126,557 1,752,566
STERIS plc (a)(b) 3,854 934,749
Stifel Financial Corp. (a) 36,231 3,402,091
Stryker Corp. (a)(b) 7,317 2,643,339
Swiss Re AG (2)(a) 15,582 2,156,229
Synchrony Financial (a) 197,870 9,869,756
Synopsys, Inc. *(a)(b) 4,105 2,078,731
T. Rowe Price Group, Inc. (a)(b) 29,542 3,218,010
Tapestry, Inc. (a) 46,908 2,203,738
INVESTMENTS SHARES VALUE ($)
United States - 117.4% (continued)
Target Corp. (a) 9,376 1,461,343
Taylor Morrison Home Corp., Class
A *(a) 54,528 3,831,137
TD SYNNEX Corp. (a) 55,512 6,665,881
TEGNA, Inc. (a)(b) 285,894 4,511,407
Teleflex, Inc. (a) 5,472 1,353,335
Tenaris SA (2)(a) 383,352 6,084,524
Tenet Healthcare Corp. *(a) 24,463 4,065,751
Teradata Corp. *(a) 27,977 848,822
Teradyne, Inc. (a) 15,950 2,136,184
Terex Corp. (a) 60,309 3,190,949
Texas Pacific Land Corp. (a) 1,911 1,690,738
Texas Roadhouse, Inc., Class A (a) 15,615 2,757,609
Textron, Inc. (a) 82,547 7,312,013
Thermo Fisher Scientific, Inc. (a)(b) 6,303 3,898,847
Timken Co. (The) (a)(b) 23,908 2,015,205
Toll Brothers, Inc. (a) 25,063 3,871,983
Trane Technologies plc (a) 5,011 1,947,926
TransDigm Group, Inc. (a) 1,982 2,828,572
TransUnion (a) 9,289 972,558
Travel + Leisure Co. (a) 74,233 3,420,657
Travelers Cos., Inc. (The) (a) 13,395 3,136,037
Twilio, Inc., Class A *(a) 20,880 1,361,794
Tyler Technologies, Inc. *(a)(b) 2,036 1,188,454
Tyson Foods, Inc., Class A (a) 25,270 1,505,081
UFP Industries, Inc. (a) 59,935 7,864,071
U-Haul Holding Co. *(a)(b) 4,250 329,290
UiPath, Inc., Class A *(a)(b) 224,926 2,879,053
Ultragenyx Pharmaceutical, Inc.
*(a) 20,465 1,136,831
UMB Financial Corp. (a)(b) 14,620 1,536,708
United Rentals, Inc. (a)(b) 3,031 2,454,292
United Therapeutics Corp. *(a) 20,120 7,210,002
Universal Health Services, Inc.,
Class B (a) 11,561 2,647,585
Unum Group (a) 93,301 5,545,811
US Foods Holding Corp. *(a) 50,517 3,106,796
Valley National Bancorp (a)(b) 262,370 2,377,072
Veeva Systems, Inc., Class A *(a) 53,119 11,148,085
Ventas, Inc., REIT (a) 28,226 1,810,133
Veralto Corp. (a) 21,973 2,457,900
VeriSign, Inc. *(a) 7,938 1,507,902
Verisk Analytics, Inc., Class A (a) 5,767 1,545,325
Verizon Communications, Inc. (a)
(b) 97,927 4,397,902
Vertex Pharmaceuticals, Inc. *(a)
(b) 9,259 4,306,176
Vestis Corp. (a) 133,391 1,987,526
Viatris, Inc. (a) 151,247 1,755,978
VICI Properties, Inc., Class A,
REIT (a)(b) 112,560 3,749,374
Viking Therapeutics, Inc. *(a)(b) 44,858 2,839,960
Vistra Corp. (a) 35,027 4,152,101
Voya Financial, Inc. (a)(b) 16,660 1,319,805
Vulcan Materials Co. (a) 4,182 1,047,298
W R Berkley Corp. (a) 13,749 779,981
Walgreens Boots Alliance, Inc. (a)
(b) 40,613 363,892
Walmart, Inc. (a) 75,073 6,062,145
Waste Connections, Inc. (a) 3,647 652,157

Consolidated Schedule of Investments
September 30, 2024 (Unaudited)
AQR STYLE PREMIA ALTERNATIVE FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | September 2024

(Continued)
INVESTMENTS SHARES VALUE ($)
United States - 117.4% (continued)
Watts Water Technologies, Inc.,
Class A (a)(b) 4,554 943,543
Wayfair, Inc., Class A *(a)(b) 55,110 3,096,080
Webster Financial Corp. (a) 26,846 1,251,292
Welltower, Inc., REIT (a) 29,232 3,742,573
WESCO International, Inc. (a) 14,858 2,495,847
Western Union Co. (The) (a)(b) 278,292 3,320,024
Westinghouse Air Brake
Technologies Corp. (a) 11,129 2,022,918
Westlake Corp. (a)(b) 9,237 1,388,229
Weyerhaeuser Co., REIT (a)(b) 89,400 3,027,084
Williams-Sonoma, Inc. (a)(b) 33,079 5,124,599
Wintrust Financial Corp. (a) 9,841 1,068,044
Woodward, Inc. (a) 24,594 4,218,117
WW Grainger, Inc. (a) 2,029 2,107,745
Wyndham Hotels & Resorts, Inc.
(a)(b) 8,648 675,755
Xcel Energy, Inc. (a) 18,713 1,221,959
Zimmer Biomet Holdings, Inc. (a) 33,822 3,651,085
Zions Bancorp NA (a) 58,347 2,755,145
Zoetis, Inc., Class A (a)(b) 10,525 2,056,375
Zoom Video Communications, Inc.,
Class A *(a) 185,091 12,908,246
1,380,428,392
TOTAL COMMON STOCKS
(Cost $2,289,449,107) 2,530,710,399
PREFERRED STOCKS - 0.3%
Brazil - 0.1%
Banco Bradesco SA 75,420 200,617
Cia Energetica de Minas Gerais 385,844 794,839
995,456
Germany - 0.2%
Henkel AG & Co. KGaA
(Preference) (2)(a)
27,177 2,554,633
TOTAL PREFERRED STOCKS
(Cost $3,335,685) 3,550,089
SHORT-TERM INVESTMENTS - 66.5%
INVESTMENT COMPANIES - 33.6%
Goldman Sachs Financial Square
Funds - Treasury Instruments
Fund, Institutional Shares, 4.75%
(d)(e) 41,766,276 41,766,276
Limited Purpose Cash Investment
Fund, 4.90% (d)(f) 353,653,796 353,547,700
TOTAL INVESTMENT COMPANIES
(Cost $395,243,645) 395,313,976
—
PRINCIPAL
AMOUNT
U.S. TREASURY OBLIGATIONS - 32.9%
U.S. Treasury Bills
5.26%, 10/10/2024 (2)(g) $ 2,841,000 2,837,701
5.29%, 10/17/2024 (2)(g) 38,406,000 38,325,732
5.30%, 10/24/2024 (2)(g)(h) 34,769,000 34,664,097
INVESTMENTS
PRINCIPAL
AMOUNT
VALUE ($)
U.S. TREASURY OBLIGATIONS - 32.9% (continued)
5.30%, 10/31/2024 (2)(g)(h) $ 12,126,000 12,078,754
5.29%, 11/7/2024 (2)(g)(h) 28,415,000 28,277,806
5.30%, 11/21/2024 (2)(g) 9,579,000 9,516,199
5.31%, 11/29/2024 (2)(g)(h) 40,173,000 39,864,133
5.28%, 12/12/2024 (2)(g)(h) 21,673,000 21,479,243
5.29%, 12/19/2024 (2)(g)(h) 32,618,000 32,295,539
5.28%, 12/26/2024 (2)(g)(h) 16,295,000 16,119,634
5.12%, 1/23/2025 (2)(g)(h) 3,029,000 2,986,472
4.91%, 2/13/2025 (2)(g)(h) 20,000,000 19,671,547
4.89%, 2/20/2025 (2)(g)(h) 10,884,000 10,697,195
4.80%, 2/27/2025 (2)(g)(h) 36,146,000 35,498,213
4.76%, 3/6/2025 (2)(g) 5,296,000 5,196,744
4.64%, 3/13/2025 (2)(g)(h) 31,102,000 30,499,278
4.51%, 3/20/2025 (2)(g)(h) 12,841,000 12,580,560
4.35%, 3/27/2025 (2)(g)(h) 31,392,000 30,735,266
4.31%, 4/3/2025 (2)(g) 3,615,000 3,537,807
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $386,530,411) 386,861,920
TOTAL SHORT-TERM INVESTMENTS
(Cost $781,774,056) 782,175,896
TOTAL LONG POSITIONS
(Cost $3,074,558,848) 3,316,436,384
SHARES
SHORT POSITIONS - (199.2)%
COMMON STOCKS - (197.7)%
Argentina - (0.5)%
Arcadium Lithium plc (1,874,039) (5,341,011)
Australia - (6.5)%
ALS Ltd. (2) (39,682) (393,387)
Ampol Ltd. (2) (11,641) (245,556)
APA Group (2) (558,484) (2,988,857)
Charter Hall Group, REIT (2) (76,854) (844,591)
Commonwealth Bank of Australia
(2) (3,210) (299,415)
Computershare Ltd. (2) (11,752) (204,871)
Dexus, REIT (2) (410,043) (2,139,469)
Endeavour Group Ltd. (2) (874,992) (3,025,841)
Evolution Mining Ltd. (2) (570,708) (1,818,253)
Glencore plc (2) (139,760) (800,357)
Goodman Group, REIT (2) (14,794) (377,380)
IDP Education Ltd. (2) (363,713) (3,984,529)
Insurance Australia Group Ltd. (2) (172,257) (875,419)
Liontown Resources Ltd. (2) (3,645,013) (2,014,603)
Lynas Rare Earths Ltd. (2) (1,291,611) (7,086,470)
Macquarie Group Ltd. (2) (33,912) (5,426,316)
Mineral Resources Ltd. (2) (176,866) (6,305,898)
Mirvac Group, REIT (2) (2,039,691) (3,017,032)
NEXTDC Ltd. (2) (222,789) (2,686,702)
Northern Star Resources Ltd. (2) (33,211) (363,802)
Pilbara Minerals Ltd. (2) (1,153,800) (2,595,218)
Ramsay Health Care Ltd. (2) (126,909) (3,642,765)
Reece Ltd. (2) (12,568) (246,471)
Rio Tinto plc (2) (38,886) (2,760,425)
Santos Ltd. (2) (241,308) (1,169,238)
Scentre Group, REIT (2) (150,410) (378,115)
SEEK Ltd. (2) (17,802) (304,738)
Sonic Healthcare Ltd. (2) (176,345) (3,316,821)

AQR Funds | N-PORT Part F | September 2024
See notes to Schedule of Investments.
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
September 30, 2024 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
Australia - (6.5)% (continued)
South32 Ltd. (2) (367,745) (943,234)
Stockland, REIT (2) (225,322) (812,703)
Transurban Group (2) (132,856) (1,200,365)
Treasury Wine Estates Ltd. (2) (529,578) (4,371,904)
WiseTech Global Ltd. (2) (20,703) (1,960,500)
Woodside Energy Group Ltd. (2) (311,681) (5,372,523)
Woolworths Group Ltd. (2) (93,230) (2,142,356)
(76,116,124)
Belgium - (0.5)%
D'ieteren Group (2) (10,282) (2,177,242)
Elia Group SA/NV (2) (12,899) (1,474,227)
Lotus Bakeries NV (2) (134) (1,798,163)
(5,449,632)
Brazil - (0.3)%
NU Holdings Ltd., Class A (66,055) (901,651)
StoneCo Ltd., Class A (18,068) (203,446)
Wheaton Precious Metals Corp. (36,664) (2,239,229)
XP, Inc., Class A (10,287) (184,549)
(3,528,875)
Burkina Faso - (0.2)%
Endeavour Mining plc (2) (115,778) (2,739,917)
Canada - (7.7)%
Alamos Gold, Inc., Class A (45,273) (902,146)
Algonquin Power & Utilities Corp. (225,218) (1,230,627)
Alimentation Couche-Tard, Inc. (44,093) (2,437,675)
AtkinsRealis Group, Inc. (59,997) (2,437,676)
Bank of Montreal (25,194) (2,273,412)
BCE, Inc. (74,660) (2,595,669)
Boyd Group Services, Inc. (3,309) (501,470)
Brookfield Asset Management Ltd.,
Class A (29,543) (1,396,709)
Brookfield Corp., Class A (89,476) (4,752,162)
Brookfield Infrastructure Corp.,
Class A (40,459) (1,756,928)
Cameco Corp. (69,935) (3,340,974)
Canadian National Railway Co. (20,849) (2,441,389)
Canadian Pacific Kansas City Ltd. (53,313) (4,559,662)
Capstone Copper Corp. (250,921) (1,961,060)
CCL Industries, Inc., Class B (11,189) (682,120)
Colliers International Group, Inc. (7,518) (1,140,944)
Element Fleet Management Corp. (169,414) (3,602,608)
Emera, Inc. (8,143) (320,855)
Enbridge, Inc. (85,623) (3,478,227)
Franco-Nevada Corp. (43,954) (5,459,272)
Hydro One Ltd. (c) (45,188) (1,566,353)
Keyera Corp. (79,893) (2,491,100)
Metro, Inc., Class A (4,429) (279,962)
Nutrien Ltd. (7,267) (349,205)
Nuvei Corp. (c) (25,123) (837,774)
Pan American Silver Corp. (167,410) (3,495,625)
Pembina Pipeline Corp. (24,629) (1,015,244)
PrairieSky Royalty Ltd. (51,885) (1,054,618)
RB Global, Inc. (47,462) (3,819,911)
Restaurant Brands International,
Inc. (22,755) (1,641,954)
Rogers Communications, Inc.,
Class B (68,652) (2,760,395)
INVESTMENTS SHARES VALUE ($)
Canada - (7.7)% (continued)
Shopify, Inc., Class A (42,803) (3,429,114)
Stantec, Inc. (4,397) (353,594)
TC Energy Corp. (14,390) (684,042)
Teck Resources Ltd., Class B (122,491) (6,397,843)
Thomson Reuters Corp. (25,589) (4,364,765)
TMX Group Ltd. (24,453) (766,433)
Toronto-Dominion Bank (The) (68,873) (4,355,073)
Tourmaline Oil Corp. (9,773) (453,874)
WSP Global, Inc. (18,532) (3,292,446)
(90,680,910)
Chile - (0.7)%
Antofagasta plc (2) (189,664) (5,112,368)
Banco Santander Chile, ADR (3,836) (79,635)
Lundin Mining Corp. (301,271) (3,156,501)
Sociedad Quimica y Minera de
Chile SA, ADR (8,480) (353,446)
(8,701,950)
China - (0.4)%
H World Group Ltd., ADR (58,339) (2,170,211)
Kanzhun Ltd., ADR (30,734) (533,542)
Prosus NV (31,208) (1,363,860)
Tencent Music Entertainment
Group, ADR (25,372) (305,733)
(4,373,346)
Denmark - (2.5)%
Ambu A/S, Class B (2) (11,847) (232,158)
AP Moller - Maersk A/S, Class B
(2) (583) (981,064)
Coloplast A/S, Class B (2) (25,024) (3,261,767)
DSV A/S (2) (39,999) (8,232,197)
GN Store Nord A/S (2) (66,763) (1,487,749)
Novonesis (Novozymes), Class
B (2) (8,962) (645,223)
Orsted A/S (2)(c) (103,464) (6,852,670)
Tryg A/S (2) (99,572) (2,361,328)
Vestas Wind Systems A/S (2) (255,025) (5,611,493)
(29,665,649)
Finland - (1.2)%
Kesko OYJ, Class B (2) (11,092) (236,643)
Metso OYJ (2) (157,095) (1,679,726)
Neste OYJ (2) (258,918) (5,030,277)
Orion OYJ, Class B (2) (18,143) (994,126)
Sampo OYJ, Class A (2) (70,642) (3,294,771)
Stora Enso OYJ, Class R (2) (246,428) (3,152,820)
UPM-Kymmene OYJ (2) (7,788) (260,699)
(14,649,062)
France - (6.5)%
Accor SA (2) (46,799) (2,034,349)
Aeroports de Paris SA (2) (16,110) (2,068,965)
Air France-KLM (2) (101,455) (1,016,067)
Air Liquide SA (2) (8,068) (1,558,013)
Airbus SE (2) (24,613) (3,602,268)
Alstom SA (2) (185,550) (3,855,144)
BioMerieux (2) (10,040) (1,203,287)
Bollore SE (2) (55,702) (371,817)

Consolidated Schedule of Investments
September 30, 2024 (Unaudited)
AQR STYLE PREMIA ALTERNATIVE FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | September 2024

(Continued)
INVESTMENTS SHARES VALUE ($)
France - (6.5)% (continued)
Bureau Veritas SA (2) (25,060) (831,406)
Capgemini SE (2) (11,599) (2,504,231)
Cie Generale des Etablissements
Michelin SCA (2) (44,687) (1,814,886)
Danone SA (2) (13,630) (992,802)
Dassault Systemes SE (2) (153,470) (6,095,950)
Edenred SE (2) (57,058) (2,161,107)
EssilorLuxottica SA (2) (12,661) (2,999,700)
Getlink SE (2) (88,895) (1,585,591)
Hermes International SCA (2) (2,357) (5,803,775)
Kering SA (2) (12,165) (3,501,725)
Legrand SA (2) (10,507) (1,210,468)
L'Oreal SA (2) (10,796) (4,842,404)
LVMH Moet Hennessy Louis
Vuitton SE (2) (9,332) (7,156,488)
Pernod Ricard SA (2) (43,668) (6,606,638)
Remy Cointreau SA (2) (19,316) (1,504,693)
Renault SA (2) (33,323) (1,448,646)
Sartorius Stedim Biotech (2) (23,919) (5,008,132)
SEB SA (2) (6,822) (778,701)
SOITEC (2) (9,626) (964,128)
Thales SA (2) (11,388) (1,809,910)
Veolia Environnement SA (2) (28,084) (924,618)
(76,255,909)
Germany - (4.9)%
adidas AG (2) (8,607) (2,280,740)
Bayer AG (Registered) (2) (49,345) (1,669,427)
Bayerische Motoren Werke AG (2) (50,812) (4,493,640)
Carl Zeiss Meditec AG (2) (31,852) (2,526,955)
Daimler Truck Holding AG (2) (12,738) (478,278)
Deutsche Lufthansa AG
(Registered) (2) (287,260) (2,104,004)
Deutsche Post AG (2) (69,997) (3,122,334)
E.ON SE (2) (286,403) (4,265,096)
Evotec SE (2) (39,902) (285,809)
Fraport AG Frankfurt Airport
Services Worldwide (2) (14,572) (813,035)
Fresenius Medical Care AG (2) (18,546) (788,051)
Infineon Technologies AG (2) (109,326) (3,838,209)
Mercedes-Benz Group AG (2) (67,119) (4,349,256)
Merck KGaA (2) (15,800) (2,789,188)
MTU Aero Engines AG (2) (11,287) (3,527,505)
Nemetschek SE (2) (2,314) (240,517)
Puma SE (2) (5,331) (222,921)
Rheinmetall AG (2) (4,627) (2,515,358)
Scout24 SE (2)(c) (16,176) (1,392,719)
Siemens AG (Registered) (2) (38,168) (7,721,691)
Siemens Energy AG (2) (3,954) (145,981)
Siemens Healthineers AG (2)(c) (74,312) (4,463,232)
Symrise AG, Class A (2) (12,803) (1,771,801)
United Internet AG (Registered) (2) (10,833) (222,840)
Vonovia SE (2) (13,619) (497,183)
Wacker Chemie AG (2) (10,635) (1,051,888)
(57,577,658)
Hong Kong - (0.5)%
Prudential plc (2) (613,046) (5,687,378)
INVESTMENTS SHARES VALUE ($)
Ireland - (0.2)%
Accenture plc, Class A (5,830) (2,060,788)
Italy - (4.1)%
Amplifon SpA (2) (86,875) (2,500,315)
Banca Generali SpA (2) (15,390) (690,356)
Brunello Cucinelli SpA (2) (24,629) (2,658,950)
Davide Campari-Milano NV (2) (537,013) (4,552,027)
DiaSorin SpA (2) (20,363) (2,380,974)
ERG SpA (2) (79,807) (2,188,568)
Ferrari NV (2) (8,149) (3,818,632)
FinecoBank Banca Fineco SpA (2) (192,850) (3,309,685)
Infrastrutture Wireless Italiane SpA
(2)(c) (330,715) (4,067,607)
Interpump Group SpA (2) (38,355) (1,791,772)
Mediobanca Banca di Credito
Finanziario SpA (2) (67,367) (1,151,059)
Moncler SpA (2) (45,935) (2,920,395)
Nexi SpA (2)(c) (76,278) (518,249)
Recordati Industria Chimica e
Farmaceutica SpA (2) (38,499) (2,178,514)
Snam SpA (2) (1,436,432) (7,316,820)
Telecom Italia SpA (2) (4,619,118) (1,284,253)
Terna - Rete Elettrica Nazionale (2) (593,357) (5,344,272)
(48,672,448)
Japan - (28.8)%
Advance Residence Investment
Corp., REIT (2) (180) (421,168)
Advantest Corp. (2) (106,400) (5,004,127)
Aeon Co. Ltd. (2) (267,500) (7,265,381)
Ajinomoto Co., Inc. (2) (120,200) (4,651,970)
Allegro MicroSystems, Inc. (73,117) (1,703,626)
ANA Holdings, Inc. (2) (195,300) (4,182,000)
Asahi Intecc Co. Ltd. (2) (128,800) (2,266,017)
Astellas Pharma, Inc. (2) (378,600) (4,375,620)
Azbil Corp. (2) (54,400) (442,155)
Bandai Namco Holdings, Inc. (2) (43,300) (988,027)
BayCurrent, Inc. (2) (11,300) (414,956)
Bridgestone Corp. (2) (125,200) (4,834,961)
Calbee, Inc. (2) (4,300) (104,724)
Capcom Co. Ltd. (2) (62,300) (1,453,094)
Chiba Bank Ltd. (The) (2) (315,500) (2,564,488)
Chugai Pharmaceutical Co. Ltd. (2) (7,300) (353,839)
Cosmos Pharmaceutical Corp. (2) (18,400) (953,450)
CyberAgent, Inc. (2) (224,100) (1,593,139)
Daifuku Co. Ltd. (2) (171,400) (3,317,929)
Daiichi Sankyo Co. Ltd. (2) (28,100) (928,209)
Daikin Industries Ltd. (2) (36,800) (5,165,286)
Daiwa Securities Group, Inc. (2) (205,900) (1,460,380)
Denso Corp. (2) (495,000) (7,440,541)
Disco Corp. (2) (4,100) (1,080,054)
DMG Mori Co. Ltd. (2) (10,200) (217,568)
East Japan Railway Co. (2) (150,000) (2,976,898)
Eisai Co. Ltd. (2) (163,800) (6,105,637)
FANUC Corp. (2) (166,200) (4,881,362)
Fast Retailing Co. Ltd. (2) (7,700) (2,554,838)
FUJIFILM Holdings Corp. (2) (48,200) (1,247,750)
Fukuoka Financial Group, Inc. (2) (107,800) (2,791,229)
GMO Payment Gateway, Inc. (2) (73,100) (4,448,387)
Hamamatsu Photonics KK (2) (185,600) (2,421,747)

AQR Funds | N-PORT Part F | September 2024
See notes to Schedule of Investments.
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
September 30, 2024 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
Japan - (28.8)% (continued)
Hankyu Hanshin Holdings, Inc. (2) (25,800) (797,003)
Honda Motor Co. Ltd. (2) (58,200) (621,363)
Hoshizaki Corp. (2) (38,200) (1,330,347)
Hoya Corp. (2) (13,700) (1,897,499)
Hulic Co. Ltd. (2) (219,900) (2,238,470)
Ibiden Co. Ltd. (2) (67,000) (2,070,765)
Isetan Mitsukoshi Holdings Ltd. (2) (47,400) (744,108)
Japan Airlines Co. Ltd. (2) (156,100) (2,730,125)
Japan Airport Terminal Co. Ltd. (2) (87,100) (3,143,143)
Japan Metropolitan Fund
Investment Corp., REIT (2) (1,036) (695,490)
Japan Tobacco, Inc. (2) (204,700) (5,968,797)
Kadokawa Corp. (2) (154,100) (3,442,050)
Kawasaki Heavy Industries Ltd. (2) (28,700) (1,176,388)
KDX Realty Investment Corp.,
REIT (2) (1,424) (1,500,433)
Keio Corp. (2) (57,000) (1,360,076)
Keisei Electric Railway Co. Ltd. (2) (62,000) (1,848,400)
Kikkoman Corp. (2) (206,900) (2,353,806)
Kintetsu Group Holdings Co. Ltd.
(2) (42,600) (1,060,937)
Kobayashi Pharmaceutical Co.
Ltd. (2) (42,400) (1,686,343)
Kobe Bussan Co. Ltd. (2) (133,300) (4,157,391)
Kubota Corp. (2) (313,000) (4,469,150)
Kurita Water Industries Ltd. (2) (45,700) (1,977,316)
Kyoto Financial Group, Inc. (2) (163,496) (2,535,448)
Lasertec Corp. (2) (23,800) (3,968,095)
M3, Inc. (2) (507,400) (5,081,094)
Marubeni Corp. (2) (159,500) (2,635,235)
Marui Group Co. Ltd. (2) (234,100) (3,915,098)
MatsukiyoCocokara & Co. (2) (53,000) (873,193)
Mitsubishi Corp. (2) (94,600) (1,965,774)
Mitsubishi Estate Co. Ltd. (2) (259,300) (4,095,460)
Mitsubishi UFJ Financial Group,
Inc. (2) (583,700) (5,993,782)
Mitsui Fudosan Co. Ltd. (2) (228,100) (2,149,353)
NIDEC Corp. (2) (130,800) (2,753,745)
Nikon Corp. (2) (239,000) (2,475,350)
Nippon Building Fund, Inc., REIT
(2) (805) (737,643)
Nippon Paint Holdings Co. Ltd. (2) (595,400) (4,534,525)
Nippon Prologis REIT, Inc., REIT
(2) (459) (786,238)
Nippon Sanso Holdings Corp. (2) (30,300) (1,112,100)
Nippon Telegraph & Telephone
Corp. (2) (2,908,600) (2,981,854)
Nissan Chemical Corp. (2) (147,300) (5,287,823)
Nissan Motor Co. Ltd. (2) (1,680,800) (4,774,538)
Nissin Foods Holdings Co. Ltd. (2) (58,600) (1,637,534)
Niterra Co. Ltd. (2) (45,200) (1,273,525)
Nitori Holdings Co. Ltd. (2) (42,600) (6,342,392)
Nomura Research Institute Ltd. (2) (7,600) (282,049)
NTT Data Group Corp. (2) (221,200) (3,981,090)
Odakyu Electric Railway Co. Ltd.
(2) (114,800) (1,280,458)
Olympus Corp. (2) (242,600) (4,611,657)
Omron Corp. (2) (167,500) (7,658,048)
Oriental Land Co. Ltd. (2) (225,200) (5,825,337)
ORIX Corp. (2) (55,800) (1,305,656)
INVESTMENTS SHARES VALUE ($)
Japan - (28.8)% (continued)
Rakuten Group, Inc. (2) (457,000) (2,948,751)
Resona Holdings, Inc. (2) (301,400) (2,111,939)
Resonac Holdings Corp. (2) (30,700) (797,940)
Rinnai Corp. (2) (45,800) (1,131,359)
Rohto Pharmaceutical Co. Ltd. (2) (11,800) (295,350)
Secom Co. Ltd. (2) (11,800) (436,471)
Seibu Holdings, Inc. (2) (164,100) (3,650,613)
SG Holdings Co. Ltd. (2) (222,500) (2,386,393)
Shimadzu Corp. (2) (37,000) (1,237,523)
Shimano, Inc. (2) (10,100) (1,922,715)
Shimizu Corp. (2) (159,300) (1,098,029)
Shin-Etsu Chemical Co. Ltd. (2) (67,100) (2,804,136)
Shinko Electric Industries Co. Ltd.
(2) (44,700) (1,709,498)
Shiseido Co. Ltd. (2) (253,000) (6,880,767)
Shizuoka Financial Group, Inc. (2) (41,700) (363,719)
SMC Corp. (2) (12,500) (5,590,257)
SoftBank Corp. (2) (2,370,000) (3,094,250)
SoftBank Group Corp. (2) (52,000) (3,084,444)
Sony Group Corp. (2) (251,000) (4,876,326)
Sumitomo Chemical Co. Ltd. (2) (930,800) (2,657,581)
Sumitomo Metal Mining Co. Ltd.
(2) (74,000) (2,220,767)
Sumitomo Mitsui Financial Group,
Inc. (2) (58,500) (1,249,948)
Sumitomo Mitsui Trust Holdings,
Inc. (2) (65,500) (1,567,739)
Sumitomo Realty & Development
Co. Ltd. (2) (78,700) (2,664,038)
Sundrug Co. Ltd. (2) (7,500) (221,926)
Suzuki Motor Corp. (2) (234,600) (2,641,570)
Sysmex Corp. (2) (179,100) (3,545,060)
Taisei Corp. (2) (56,800) (2,494,237)
Taiyo Yuden Co. Ltd. (2) (54,000) (1,112,052)
Takeda Pharmaceutical Co. Ltd. (2) (104,900) (3,022,546)
Terumo Corp. (2) (193,200) (3,660,075)
Tobu Railway Co. Ltd. (2) (24,200) (422,713)
Tokyo Electron Ltd. (2) (5,500) (980,846)
Tokyu Corp. (2) (154,700) (2,003,353)
Toyota Motor Corp. (2) (630,700) (11,336,209)
Unicharm Corp. (2) (91,600) (3,299,964)
USS Co. Ltd. (2) (50,400) (478,395)
West Japan Railway Co. (2) (81,800) (1,553,495)
Yakult Honsha Co. Ltd. (2) (21,400) (495,598)
Yamaha Corp. (2) (325,500) (2,814,796)
Yamaha Motor Co. Ltd. (2) (359,400) (3,236,795)
Yamato Holdings Co. Ltd. (2) (52,500) (597,851)
Yaskawa Electric Corp. (2) (170,800) (5,979,098)
Yokohama Rubber Co. Ltd. (The)
(2) (72,800) (1,636,245)
(339,047,428)
Luxembourg - (0.1)%
Eurofins Scientific SE (2) (10,890) (690,439)
Mexico - (0.1)%
Cemex SAB de CV, ADR (169,099) (1,031,504)
Grupo Aeroportuario del Pacifico
SAB de CV, ADR (1,323) (230,228)
(1,261,732)

Consolidated Schedule of Investments
September 30, 2024 (Unaudited)
AQR STYLE PREMIA ALTERNATIVE FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | September 2024

(Continued)
INVESTMENTS SHARES VALUE ($)
Netherlands - (2.6)%
Adyen NV (2)(c) (2,815) (4,407,221)
Aegon Ltd. (2) (488,156) (3,135,488)
Akzo Nobel NV (2) (18,332) (1,294,995)
Argenx SE (2) (3,811) (2,060,570)
ASML Holding NV (2) (4,501) (3,744,205)
BE Semiconductor Industries NV
(2) (8,352) (1,065,220)
Heineken NV (2) (62,085) (5,511,298)
IMCD NV (2) (23,403) (4,065,452)
Koninklijke Vopak NV (2) (16,001) (742,602)
OCI NV (2) (9,637) (274,746)
SBM Offshore NV (2) (114,543) (2,093,808)
Universal Music Group NV (2) (101,004) (2,642,388)
(31,037,993)
Norway - (0.8)%
DNB Bank ASA (2) (88,326) (1,811,306)
Gjensidige Forsikring ASA (94,760) (1,772,549)
Mowi ASA (2) (66,337) (1,191,635)
Salmar ASA (18,881) (990,304)
Telenor ASA (159,572) (2,041,347)
TOMRA Systems ASA (2) (123,672) (1,817,797)
(9,624,938)
Poland - (0.1)%
InPost SA (2) (53,712) (1,014,090)
Portugal - (0.0)% †
EDP SA (2) (71,057) (324,077)
Singapore - (1.9)%
CapitaLand Ascendas, REIT (2) (373,900) (827,958)
CapitaLand Investment Ltd. (2) (1,483,200) (3,586,040)
City Developments Ltd. (2) (55,500) (232,506)
DBS Group Holdings Ltd. (2) (76,860) (2,276,156)
Grab Holdings Ltd., Class A (1,009,338) (3,835,485)
Keppel Ltd. (2) (865,400) (4,445,273)
Mapletree Logistics Trust, REIT (2) (1,042,400) (1,183,274)
Sea Ltd., ADR (25,762) (2,428,841)
Seatrium Ltd. (2) (1,534,800) (2,126,019)
Singapore Technologies
Engineering Ltd. (2) (360,400) (1,301,672)
Singapore Telecommunications
Ltd. (2) (104,100) (261,750)
(22,504,974)
South Africa - (0.3)%
Anglo American plc (2) (60,612) (1,970,236)
Old Mutual Ltd. (605,850) (477,895)
Sibanye Stillwater Ltd., ADR (158,498) (651,427)
(3,099,558)
South Korea - (0.4)%
Delivery Hero SE (2)(c) (102,726) (4,157,272)
Spain - (2.2)%
Amadeus IT Group SA (2) (55,127) (3,992,437)
Bankinter SA (2) (109,554) (967,136)
Cellnex Telecom SA (2)(c) (213,260) (8,646,159)
Corp. ACCIONA Energias
Renovables SA (2) (46,834) (1,100,401)
Enagas SA (2) (18,114) (277,858)
INVESTMENTS SHARES VALUE ($)
Spain - (2.2)% (continued)
Fluidra SA (2) (85,602) (2,244,033)
Grifols SA (2) (214,832) (2,441,529)
Iberdrola SA (2) (213,517) (3,300,790)
Redeia Corp. SA (2) (104,975) (2,040,828)
Telefonica SA (2) (181,391) (887,381)
(25,898,552)
Sweden - (4.5)%
AddTech AB, Class B (2) (45,245) (1,356,403)
Assa Abloy AB, Class B (2) (96,376) (3,246,899)
Atlas Copco AB, Class A (2) (141,186) (2,736,243)
Autoliv, Inc. (14,101) (1,316,610)
Axfood AB (2) (28,513) (803,620)
Beijer Ref AB, Class B (2) (126,459) (2,081,980)
Boliden AB (2) (43,792) (1,486,254)
Castellum AB (2) (97,608) (1,431,005)
Electrolux AB, Class B (2) (82,634) (802,604)
Epiroc AB, Class A (2) (152,757) (3,308,635)
EQT AB (2) (162,425) (5,575,715)
Fastighets AB Balder, Class B (2) (122,009) (1,072,981)
Hexagon AB, Class B (2) (215,417) (2,320,272)
Holmen AB, Class B (2) (42,930) (1,858,675)
Indutrade AB (2) (4,382) (136,368)
Lifco AB, Class B (2) (68,698) (2,262,480)
Nibe Industrier AB, Class B (2) (1,426,149) (7,816,254)
Saab AB, Class B (2) (38,304) (816,278)
Sagax AB, Class B (2) (88,861) (2,530,663)
Svenska Cellulosa AB SCA, Class
B (2) (222,138) (3,238,608)
Svenska Handelsbanken AB,
Class A (2) (273,859) (2,813,065)
Swedish Orphan Biovitrum AB (41,613) (1,339,863)
Tele2 AB, Class B (246,875) (2,793,064)
(53,144,539)
Switzerland - (5.5)%
Avolta AG (2) (67,315) (2,849,146)
Bachem Holding AG, Class B (2) (6,582) (554,872)
Baloise Holding AG (Registered)
(2) (7,594) (1,552,925)
Banque Cantonale Vaudoise
(Registered) (2) (19,559) (2,020,130)
Barry Callebaut AG (Registered)
(2) (3,954) (7,320,589)
Chocoladefabriken Lindt &
Spruengli AG (2) (253) (3,263,681)
Cie Financiere Richemont SA
(Registered) (2) (30,824) (4,894,984)
Clariant AG (Registered) (2) (76,657) (1,161,821)
DSM-Firmenich AG (2) (42,055) (5,803,897)
EMS-Chemie Holding AG
(Registered) (2) (1,092) (917,533)
Galenica AG (2)(c) (5,092) (448,635)
Julius Baer Group Ltd. (2) (44,071) (2,657,655)
Kuehne + Nagel International AG
(Registered) (2) (6,438) (1,758,982)
Lonza Group AG (Registered) (2) (2,903) (1,842,196)
Partners Group Holding AG (2) (2,580) (3,889,806)
SIG Group AG (2) (342,874) (7,644,344)
Sika AG (Registered) (2) (21,373) (7,084,412)

AQR Funds | N-PORT Part F | September 2024
See notes to Schedule of Investments.
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
September 30, 2024 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
Switzerland - (5.5)% (continued)
Straumann Holding AG
(Registered) (2) (13,047) (2,134,167)
Swiss Life Holding AG (Registered)
(2) (4,421) (3,699,309)
Swiss Prime Site AG (Registered)
(2) (2,486) (278,615)
VAT Group AG (2)(c) (5,805) (2,968,670)
(64,746,369)
United Kingdom - (8.6)%
abrdn plc (2) (664,449) (1,450,374)
Admiral Group plc (2) (91,019) (3,392,734)
Anglogold Ashanti plc (823) (21,916)
Ashtead Group plc (2) (61,628) (4,774,987)
AstraZeneca plc (2) (41,283) (6,431,333)
Bellway plc (7,080) (294,759)
Berkeley Group Holdings plc (2) (16,989) (1,074,578)
Burberry Group plc (2) (329,960) (3,094,220)
ConvaTec Group plc (2)(c) (165,201) (501,749)
Croda International plc (2) (45,656) (2,579,665)
Diageo plc (2) (217,245) (7,588,348)
Diploma plc (2) (11,160) (663,404)
Direct Line Insurance Group plc (2) (377,226) (946,312)
Entain plc (2) (189,177) (1,932,849)
Flutter Entertainment plc (2) (19,342) (4,548,300)
Halma plc (2) (61,296) (2,143,244)
Hiscox Ltd. (48,366) (741,037)
Informa plc (2) (422,260) (4,643,815)
Intermediate Capital Group plc (2) (72,505) (2,165,141)
Legal & General Group plc (2) (2,076,607) (6,293,752)
M&G plc (2) (471,275) (1,307,249)
Melrose Industries plc (2) (108,352) (662,200)
National Grid plc (2) (479,547) (6,628,783)
Ocado Group plc (2) (402,206) (2,074,175)
Pennon Group plc (231,471) (1,832,034)
Persimmon plc (2) (198,972) (4,378,554)
Reckitt Benckiser Group plc (2) (87,474) (5,352,025)
RELX plc (2) (17,422) (822,603)
Rentokil Initial plc (2) (725,582) (3,548,002)
RS GROUP plc (2) (148,701) (1,616,220)
Severn Trent plc (2) (28,241) (999,830)
Smith & Nephew plc (2) (25,178) (390,786)
Smiths Group plc (2) (44,931) (1,009,736)
Spirax Group plc (2) (18,386) (1,853,400)
SSE plc (2) (58,285) (1,469,039)
Taylor Wimpey plc (2) (796,829) (1,752,771)
TechnipFMC plc (56,530) (1,482,782)
Unilever plc (2) (6,340) (411,043)
United Utilities Group plc (2) (64,428) (903,301)
Weir Group plc (The) (2) (66,236) (1,924,774)
WH Smith plc (36,091) (703,512)
Wise plc, Class A (2) (154,939) (1,393,156)
WPP plc (2) (358,009) (3,667,242)
(101,465,734)
United States - (104.8)%
10X Genomics, Inc., Class A (152,714) (3,448,282)
AAON, Inc. (16,602) (1,790,360)
Acadia Healthcare Co., Inc. (69,585) (4,412,385)
Adient plc (111,671) (2,520,414)
INVESTMENTS SHARES VALUE ($)
United States - (104.8)% (continued)
Advanced Drainage Systems, Inc. (7,461) (1,172,571)
Advanced Micro Devices, Inc. (16,776) (2,752,606)
Affirm Holdings, Inc., Class A (12,059) (492,248)
Aflac, Inc. (23,304) (2,605,387)
AGCO Corp. (12,266) (1,200,351)
Air Lease Corp., Class A (54,298) (2,459,156)
Air Products and Chemicals, Inc. (25,776) (7,674,546)
Airbnb, Inc., Class A (8,789) (1,114,533)
Alaska Air Group, Inc. (99,525) (4,499,525)
Albemarle Corp. (61,745) (5,847,869)
Alexandria Real Estate Equities,
Inc., REIT (35,373) (4,200,544)
Alliant Energy Corp. (4,506) (273,469)
Alnylam Pharmaceuticals, Inc. (2,166) (595,715)
Altair Engineering, Inc., Class A (6,862) (655,390)
Amazon.com, Inc. (19,965) (3,720,078)
Ameren Corp. (31,093) (2,719,394)
American Airlines Group, Inc. (349,191) (3,924,907)
American Express Co. (10,487) (2,844,074)
American Homes 4 Rent, Class
A, REIT (38,610) (1,482,238)
American Water Works Co., Inc. (9,547) (1,396,153)
Americold Realty Trust, Inc., REIT (39,117) (1,105,838)
AMETEK, Inc. (8,669) (1,488,554)
Amgen, Inc. (9,597) (3,092,249)
Amphenol Corp., Class A (26,612) (1,734,038)
Antero Resources Corp. (210,365) (6,026,957)
Aon plc, Class A (15,759) (5,452,456)
APA Corp. (132,066) (3,230,334)
Apellis Pharmaceuticals, Inc. (53,942) (1,555,687)
API Group Corp. (39,080) (1,290,422)
Apollo Global Management, Inc. (69,965) (8,739,328)
AptarGroup, Inc. (14,040) (2,249,068)
Aptiv plc (66,324) (4,775,991)
Arrowhead Pharmaceuticals, Inc. (83,317) (1,613,850)
Arthur J Gallagher & Co. (11,269) (3,170,759)
Ashland, Inc. (19,288) (1,677,477)
Aspen Technology, Inc. (13,755) (3,284,969)
ATI, Inc. (7,940) (531,265)
Atlassian Corp., Class A (18,067) (2,869,220)
Atmos Energy Corp. (4,264) (591,459)
Automatic Data Processing, Inc. (7,303) (2,020,959)
AutoZone, Inc. (670) (2,110,527)
Avery Dennison Corp. (13,891) (3,066,577)
Avis Budget Group, Inc. (11,001) (963,578)
Axon Enterprise, Inc. (3,300) (1,318,680)
AZEK Co., Inc. (The), Class A (39,515) (1,849,302)
Azenta, Inc. (45,247) (2,191,765)
Baker Hughes Co., Class A (104,208) (3,767,119)
Ball Corp. (62,047) (4,213,612)
Bank of America Corp. (97,409) (3,865,189)
Bath & Body Works, Inc. (26,421) (843,358)
Bentley Systems, Inc., Class B (21,928) (1,114,162)
BILL Holdings, Inc. (72,448) (3,822,356)
Biogen, Inc. (6,780) (1,314,235)
BioMarin Pharmaceutical, Inc. (44,367) (3,118,556)
Bio-Techne Corp. (9,368) (748,784)
Blackbaud, Inc. (2,734) (231,515)
BlackRock, Inc. (1,593) (1,512,569)
Blackstone, Inc. (41,386) (6,337,438)

Consolidated Schedule of Investments
September 30, 2024 (Unaudited)
AQR STYLE PREMIA ALTERNATIVE FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | September 2024

(Continued)
INVESTMENTS SHARES VALUE ($)
United States - (104.8)% (continued)
Block, Inc., Class A (31,025) (2,082,708)
Blue Owl Capital, Inc., Class A (41,689) (807,099)
Boeing Co. (The) (71,553) (10,878,918)
BOK Financial Corp. (22,615) (2,365,981)
Booz Allen Hamilton Holding Corp.,
Class A (7,696) (1,252,601)
Boston Scientific Corp. (27,361) (2,292,852)
Brighthouse Financial, Inc. (46,641) (2,100,244)
Broadridge Financial Solutions,
Inc. (9,273) (1,993,973)
Brookfield Renewable Corp., Class
A (24,412) (797,097)
Brown-Forman Corp., Class B (118,684) (5,839,253)
Bruker Corp. (5,593) (386,253)
Brunswick Corp. (53,346) (4,471,462)
BXP, Inc., REIT (22,293) (1,793,695)
Cadence Bank (125,283) (3,990,264)
Caesars Entertainment, Inc. (37,700) (1,573,598)
Campbell Soup Co. (70,517) (3,449,692)
CarMax, Inc. (50,659) (3,919,993)
Carrier Global Corp. (67,980) (5,471,710)
Carvana Co., Class A (1,947) (338,992)
CCC Intelligent Solutions Holdings,
Inc. (27,297) (301,632)
CDW Corp. (5,450) (1,233,335)
Celsius Holdings, Inc. (30,708) (963,003)
CenterPoint Energy, Inc. (74,522) (2,192,437)
Certara, Inc. (164,738) (1,929,082)
CF Industries Holdings, Inc. (50,670) (4,347,486)
Charles Schwab Corp. (The) (65,136) (4,221,464)
Chart Industries, Inc. (23,487) (2,915,676)
Charter Communications, Inc.,
Class A (7,288) (2,361,895)
Chemed Corp. (1,522) (914,676)
Chemours Co. (The) (119,825) (2,434,844)
Cheniere Energy, Inc. (39,696) (7,138,929)
Chesapeake Energy Corp. (11,811) (971,455)
Chevron Corp. (11,899) (1,752,366)
Chipotle Mexican Grill, Inc., Class
A (40,250) (2,319,205)
Chord Energy Corp. (24,848) (3,235,955)
Church & Dwight Co., Inc. (12,286) (1,286,590)
Churchill Downs, Inc. (21,271) (2,876,052)
Civitas Resources, Inc. (19,268) (976,310)
Clarivate plc (47,110) (334,481)
Clearway Energy, Inc., Class C (54,573) (1,674,300)
Clorox Co. (The) (16,676) (2,716,687)
Cloudflare, Inc., Class A (20,362) (1,647,082)
CMS Energy Corp. (48,509) (3,426,191)
CNH Industrial NV (2) (19,351) (214,207)
CNH Industrial NV (518,161) (5,751,587)
CNX Resources Corp. (56,740) (1,848,022)
Coca-Cola Co. (The) (22,740) (1,634,096)
Cognex Corp. (118,201) (4,787,141)
Coherent Corp. (31,897) (2,835,962)
Coinbase Global, Inc., Class A (2,295) (408,900)
Comerica, Inc. (59,651) (3,573,691)
Commerce Bancshares, Inc. (41,756) (2,480,306)
Conagra Brands, Inc. (37,106) (1,206,687)
Confluent, Inc., Class A (129,428) (2,637,743)
INVESTMENTS SHARES VALUE ($)
United States - (104.8)% (continued)
ConocoPhillips (34,089) (3,588,890)
Consolidated Edison, Inc. (30,637) (3,190,231)
Constellation Brands, Inc., Class A (4,434) (1,142,597)
Constellation Energy Corp. (19,863) (5,164,777)
Cooper Cos., Inc. (The) (7,004) (772,821)
COPT Defense Properties, REIT (41,161) (1,248,413)
Corning, Inc. (17,658) (797,259)
Corteva, Inc. (45,560) (2,678,472)
CoStar Group, Inc. (86,927) (6,557,773)
Coterra Energy, Inc. (87,335) (2,091,673)
Coty, Inc., Class A (31,614) (296,855)
Cousins Properties, Inc., REIT (7,920) (233,482)
Credit Acceptance Corp. (6,297) (2,792,216)
Crocs, Inc. (20,491) (2,967,302)
Crown Castle, Inc., REIT (10,227) (1,213,229)
Crown Holdings, Inc. (25,161) (2,412,437)
CSL Ltd. (2) (19,341) (3,820,497)
CSX Corp. (50,007) (1,726,742)
Cullen/Frost Bankers, Inc. (27,527) (3,079,170)
Darling Ingredients, Inc. (21,718) (807,041)
Datadog, Inc., Class A (11,948) (1,374,737)
DaVita, Inc. (11,796) (1,933,718)
Dayforce, Inc. (65,689) (4,023,451)
Deere & Co. (15,268) (6,371,794)
Delta Air Lines, Inc. (164,302) (8,344,899)
Dexcom, Inc. (21,272) (1,426,075)
Digital Realty Trust, Inc., REIT (15,527) (2,512,734)
Dollar General Corp. (32,990) (2,789,964)
Dollar Tree, Inc. (32,752) (2,303,121)
Dominion Energy, Inc. (76,404) (4,415,387)
DoubleVerify Holdings, Inc. (12,236) (206,054)
Dow, Inc. (21,719) (1,186,509)
DraftKings, Inc., Class A (38,546) (1,511,003)
Driven Brands Holdings, Inc. (47,141) (672,702)
DT Midstream, Inc. (16,126) (1,268,471)
DTE Energy Co. (19,530) (2,507,847)
DuPont de Nemours, Inc. (22,860) (2,037,055)
Dutch Bros, Inc., Class A (103,102) (3,302,357)
Dynatrace, Inc. (34,231) (1,830,332)
East West Bancorp, Inc. (10,559) (873,652)
Ecolab, Inc. (6,082) (1,552,917)
Edwards Lifesciences Corp. (33,763) (2,228,020)
Elastic NV (15,516) (1,191,008)
elf Beauty, Inc. (26,078) (2,843,284)
Emerson Electric Co. (29,878) (3,267,757)
Enovis Corp. (67,757) (2,916,939)
Enphase Energy, Inc. (27,150) (3,068,493)
Entegris, Inc. (7,611) (856,466)
EQT Corp. (225,749) (8,271,443)
Equinix, Inc., REIT (967) (858,338)
Equity LifeStyle Properties, Inc.,
REIT (3,051) (217,658)
Erie Indemnity Co., Class A (1,420) (766,544)
Essential Utilities, Inc. (32,887) (1,268,452)
Estee Lauder Cos., Inc. (The),
Class A (25,987) (2,590,644)
Eversource Energy (63,803) (4,341,794)
Exelon Corp. (32,029) (1,298,776)
ExlService Holdings, Inc. (9,816) (374,480)

AQR Funds | N-PORT Part F | September 2024
See notes to Schedule of Investments.
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
September 30, 2024 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
United States - (104.8)% (continued)
Expeditors International of
Washington, Inc. (30,499) (4,007,569)
Experian plc (2) (41,306) (2,175,573)
Exponent, Inc. (5,940) (684,763)
Extra Space Storage, Inc., REIT (14,124) (2,545,004)
Exxon Mobil Corp. (62,655) (7,344,419)
FactSet Research Systems, Inc. (5,755) (2,646,437)
Federal Realty Investment Trust,
REIT (11,327) (1,302,265)
FedEx Corp. (11,890) (3,254,055)
Ferrovial SE (2) (189,975) (8,164,566)
Fifth Third Bancorp (38,837) (1,663,777)
First American Financial Corp. (39,963) (2,637,958)
First Citizens BancShares, Inc.,
Class A (826) (1,520,625)
First Financial Bankshares, Inc. (97,851) (3,621,466)
First Hawaiian, Inc. (51,044) (1,181,669)
FirstEnergy Corp. (58,284) (2,584,895)
Five Below, Inc. (37,639) (3,325,406)
Five9, Inc. (52,213) (1,500,079)
Floor & Decor Holdings, Inc., Class
A (26,809) (3,328,874)
FMC Corp. (63,689) (4,199,653)
Ford Motor Co. (385,967) (4,075,812)
Fortive Corp. (8,438) (666,011)
Fortrea Holdings, Inc. (76,636) (1,532,720)
Fox Factory Holding Corp. (1,930) (80,095)
Freeport-McMoRan, Inc. (44,399) (2,216,398)
Freshpet, Inc. (2,351) (321,546)
FTI Consulting, Inc. (6,481) (1,474,816)
GATX Corp. (20,076) (2,659,066)
GE Vernova, Inc. (2,507) (639,235)
General Mills, Inc. (33,177) (2,450,121)
Gentex Corp. (54,587) (1,620,688)
Genuine Parts Co. (39,996) (5,586,641)
GFL Environmental, Inc. (91,383) (3,645,320)
Glacier Bancorp, Inc. (106,353) (4,860,332)
Globant SA (11,095) (2,198,363)
Globus Medical, Inc., Class A (11,622) (831,438)
Goldman Sachs Group, Inc. (The) (3,082) (1,525,929)
Goodyear Tire & Rubber Co. (The) (306,813) (2,715,295)
Graphic Packaging Holding Co. (31,718) (938,536)
Grocery Outlet Holding Corp. (95,477) (1,675,621)
GXO Logistics, Inc. (53,974) (2,810,426)
Haemonetics Corp. (6,128) (492,569)
Haleon plc (2) (338,310) (1,770,207)
Halliburton Co. (121,357) (3,525,421)
Hanover Insurance Group, Inc.
(The) (9,008) (1,334,175)
Hasbro, Inc. (71,566) (5,175,653)
Hayward Holdings, Inc. (225,866) (3,464,784)
HealthEquity, Inc. (42,409) (3,471,177)
HEICO Corp. (8,617) (2,253,173)
Hershey Co. (The) (26,405) (5,063,951)
Hilton Grand Vacations, Inc. (167,817) (6,095,113)
Home BancShares, Inc. (54,397) (1,473,615)
Hormel Foods Corp. (75,194) (2,383,650)
Houlihan Lokey, Inc., Class A (1,962) (310,035)
Howard Hughes Holdings, Inc. (31,417) (2,432,618)
Hubbell, Inc., Class B (2,751) (1,178,391)
INVESTMENTS SHARES VALUE ($)
United States - (104.8)% (continued)
HubSpot, Inc. (5,032) (2,675,011)
Humana, Inc. (5,486) (1,737,636)
Huntsman Corp. (82,474) (1,995,871)
Hyatt Hotels Corp., Class A (16,588) (2,524,694)
IDACORP, Inc. (10,168) (1,048,219)
IDEX Corp. (6,798) (1,458,171)
Illinois Tool Works, Inc. (6,951) (1,821,649)
Illumina, Inc. (32,049) (4,179,510)
Independence Realty Trust, Inc.,
REIT (134,364) (2,754,462)
Ingersoll Rand, Inc. (9,048) (888,152)
Inspire Medical Systems, Inc. (15,556) (3,283,094)
Insulet Corp. (16,146) (3,757,982)
Intel Corp. (60,332) (1,415,389)
Intra-Cellular Therapies, Inc. (7,272) (532,092)
Intuitive Surgical, Inc. (1,274) (625,878)
Invesco Ltd. (89,347) (1,568,933)
Invitation Homes, Inc., REIT (56,344) (1,986,689)
Ionis Pharmaceuticals, Inc. (113,911) (4,563,275)
Iridium Communications, Inc. (84,093) (2,560,632)
J M Smucker Co. (The) (39,847) (4,825,472)
Jack Henry & Associates, Inc. (8,168) (1,441,979)
James Hardie Industries plc,
CHESS (2) (141,188) (5,610,476)
Jefferies Financial Group, Inc. (9,202) (566,383)
Johnson Controls International plc (32,369) (2,512,158)
JPMorgan Chase & Co. (18,081) (3,812,560)
KBR, Inc. (35,276) (2,297,526)
Kemper Corp. (51,045) (3,126,506)
Keurig Dr Pepper, Inc. (34,369) (1,288,150)
KeyCorp (200,712) (3,361,926)
Keysight Technologies, Inc. (18,615) (2,958,482)
Kinder Morgan, Inc. (60,556) (1,337,682)
Kinsale Capital Group, Inc. (2,726) (1,269,144)
Kite Realty Group Trust, REIT (58,503) (1,553,840)
KKR & Co., Inc. (3,593) (469,174)
Knight-Swift Transportation
Holdings, Inc., Class A (50,623) (2,731,111)
Labcorp Holdings, Inc. (11,726) (2,620,526)
Lamb Weston Holdings, Inc. (42,397) (2,744,782)
Las Vegas Sands Corp. (22,552) (1,135,268)
Lattice Semiconductor Corp. (34,451) (1,828,315)
Lear Corp. (8,358) (912,276)
Leggett & Platt, Inc. (125,060) (1,703,317)
Liberty Broadband Corp., Class C (87,435) (6,757,851)
Light & Wonder, Inc. (4,434) (402,297)
Linde plc (10,852) (5,174,885)
Lithia Motors, Inc., Class A (7,078) (2,248,256)
LivaNova plc (9,873) (518,727)
Live Nation Entertainment, Inc. (9,286) (1,016,724)
LKQ Corp. (58,102) (2,319,432)
Lowe's Cos., Inc. (8,707) (2,358,291)
LPL Financial Holdings, Inc. (4,774) (1,110,576)
Lucid Group, Inc. (96,460) (340,504)
Lululemon Athletica, Inc. (7,065) (1,917,088)
Lumentum Holdings, Inc. (63,540) (4,027,165)
MACOM Technology Solutions
Holdings, Inc. (19,776) (2,200,278)
Madison Square Garden Sports
Corp., Class A (22,987) (4,787,273)

Consolidated Schedule of Investments
September 30, 2024 (Unaudited)
AQR STYLE PREMIA ALTERNATIVE FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | September 2024

(Continued)
INVESTMENTS SHARES VALUE ($)
United States - (104.8)% (continued)
Marathon Petroleum Corp. (17,193) (2,800,912)
Maravai LifeSciences Holdings,
Inc., Class A (222,296) (1,847,280)
MarketAxess Holdings, Inc. (5,120) (1,311,744)
Marriott International, Inc., Class A (5,413) (1,345,672)
Marriott Vacations Worldwide Corp. (29,030) (2,133,124)
Marsh & McLennan Cos., Inc. (18,552) (4,138,766)
Martin Marietta Materials, Inc. (3,404) (1,832,203)
Marvell Technology, Inc. (43,766) (3,156,404)
Masimo Corp. (16,098) (2,146,346)
MasTec, Inc. (9,782) (1,204,164)
Mastercard, Inc., Class A (12,702) (6,272,248)
Mattel, Inc. (44,556) (848,792)
McCormick & Co., Inc.
(Non-Voting) (36,148) (2,974,980)
McDonald's Corp. (15,809) (4,813,999)
Mercury Systems, Inc. (45,852) (1,696,524)
MGM Resorts International (25,368) (991,635)
Microchip Technology, Inc. (13,522) (1,085,681)
MicroStrategy, Inc., Class A (23,029) (3,882,689)
Mister Car Wash, Inc. (70,371) (458,115)
Moderna, Inc. (20,897) (1,396,547)
Mondelez International, Inc., Class
A (63,792) (4,699,557)
MongoDB, Inc., Class A (12,647) (3,419,116)
Morgan Stanley (39,786) (4,147,293)
Morningstar, Inc. (872) (278,273)
Mosaic Co. (The) (63,579) (1,702,646)
MP Materials Corp. (415,996) (7,342,329)
MSA Safety, Inc. (9,078) (1,609,893)
MSCI, Inc., Class A (2,922) (1,703,321)
Nasdaq, Inc. (25,631) (1,871,319)
National Storage Affiliates Trust,
REIT (11,442) (551,504)
nCino, Inc. (52,465) (1,657,369)
Nestle SA (Registered) (2) (65,831) (6,615,518)
Netflix, Inc. (1,348) (956,096)
New Fortress Energy, Inc. (61,319) (557,390)
New Jersey Resources Corp. (11,206) (528,923)
New York Community Bancorp,
Inc. (185,239) (2,080,234)
Newell Brands, Inc. (227,538) (1,747,492)
Newmont Corp. (86,429) (4,619,630)
News Corp., Class A (41,215) (1,097,555)
Nexstar Media Group, Inc., Class A (12,409) (2,051,828)
NextEra Energy, Inc. (43,161) (3,648,399)
NEXTracker, Inc., Class A (26,726) (1,001,690)
NIKE, Inc., Class B (31,642) (2,797,153)
Nordson Corp. (6,531) (1,715,237)
Norfolk Southern Corp. (23,291) (5,787,814)
Norwegian Cruise Line Holdings
Ltd. (20,739) (425,357)
Novanta, Inc. (17,631) (3,154,539)
Nucor Corp. (6,625) (996,003)
Occidental Petroleum Corp. (105,912) (5,458,704)
Okta, Inc., Class A (19,320) (1,436,249)
Old Dominion Freight Line, Inc. (6,248) (1,241,103)
Olin Corp. (9,844) (472,315)
Ollie's Bargain Outlet Holdings,
Inc. (4,090) (397,548)
INVESTMENTS SHARES VALUE ($)
United States - (104.8)% (continued)
ONE Gas, Inc. (38,308) (2,850,881)
ONEOK, Inc. (37,002) (3,371,992)
Option Care Health, Inc. (41,596) (1,301,955)
Oracle Corp. (15,657) (2,667,953)
O'Reilly Automotive, Inc. (859) (989,224)
Ormat Technologies, Inc. (9,402) (723,390)
Packaging Corp. of America (2,849) (613,675)
Palantir Technologies, Inc., Class A (34,752) (1,292,774)
Palo Alto Networks, Inc. (2,685) (917,733)
Paramount Global, Class B (142,224) (1,510,419)
Park Hotels & Resorts, Inc., REIT (59,515) (839,162)
Parsons Corp. (2,862) (296,732)
Paychex, Inc. (5,364) (719,795)
Paycom Software, Inc. (6,002) (999,753)
Paycor HCM, Inc. (143,601) (2,037,698)
Paylocity Holding Corp. (12,079) (1,992,673)
PBF Energy, Inc., Class A (30,165) (933,607)
Penn Entertainment, Inc. (85,122) (1,605,401)
Penumbra, Inc. (20,762) (4,034,264)
PepsiCo, Inc. (2,691) (457,605)
Permian Resources Corp., Class A (187,224) (2,548,119)
Pfizer, Inc. (264,712) (7,660,765)
PG&E Corp. (76,561) (1,513,611)
Phillips 66 (8,259) (1,085,646)
Planet Fitness, Inc., Class A (15,697) (1,274,910)
Plug Power, Inc. (361,755) (817,566)
PNC Financial Services Group,
Inc. (The) (8,469) (1,565,495)
Polaris, Inc. (22,261) (1,853,006)
Pool Corp. (13,558) (5,108,654)
Portland General Electric Co. (5,717) (273,844)
PotlatchDeltic Corp., REIT (38,157) (1,718,973)
Power Integrations, Inc. (27,159) (1,741,435)
PPL Corp. (54,000) (1,786,320)
Primerica, Inc. (4,624) (1,226,054)
Principal Financial Group, Inc. (28,656) (2,461,550)
Procore Technologies, Inc. (15,494) (956,290)
Progyny, Inc. (48,889) (819,380)
Prologis, Inc., REIT (17,191) (2,170,879)
Prosperity Bancshares, Inc. (11,748) (846,678)
PTC, Inc. (5,731) (1,035,362)
Public Service Enterprise Group,
Inc. (49,251) (4,393,682)
QIAGEN NV (2) (30,742) (1,389,660)
Quanta Services, Inc. (3,505) (1,045,016)
QuantumScape Corp. (275,629) (1,584,867)
Quest Diagnostics, Inc. (20,993) (3,259,163)
QuidelOrtho Corp. (62,967) (2,871,295)
Rambus, Inc. (5,952) (251,293)
Range Resources Corp. (136,662) (4,203,723)
RBC Bearings, Inc. (9,241) (2,766,571)
Realty Income Corp., REIT (84,528) (5,360,766)
Regal Rexnord Corp. (9,979) (1,655,317)
Repligen Corp. (31,715) (4,719,826)
Revvity, Inc. (23,985) (3,064,084)
Rexford Industrial Realty, Inc.,
REIT (80,006) (4,025,102)
RH (12,526) (4,189,070)
RLI Corp. (15,300) (2,371,194)
Robinhood Markets, Inc., Class A (57,199) (1,339,601)

AQR Funds | N-PORT Part F | September 2024
See notes to Schedule of Investments.
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
September 30, 2024 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
United States - (104.8)% (continued)
Rockwell Automation, Inc. (9,038) (2,426,341)
Roku, Inc., Class A (12,939) (966,026)
Rollins, Inc. (42,225) (2,135,741)
Ryan Specialty Holdings, Inc.,
Class A (15,365) (1,020,082)
Saia, Inc. (12,433) (5,436,454)
Schlumberger NV (164,643) (6,906,774)
Schneider Electric SE (2) (12,065) (3,180,430)
Scotts Miracle-Gro Co. (The) (9,023) (782,294)
Seagate Technology Holdings plc (19,955) (2,185,671)
Selective Insurance Group, Inc. (2,588) (241,460)
Sempra (25,484) (2,131,227)
SentinelOne, Inc., Class A (61,589) (1,473,209)
Service Corp. International (10,000) (789,300)
Shift4 Payments, Inc., Class A (3,330) (295,038)
Silgan Holdings, Inc. (51,407) (2,698,868)
Silicon Laboratories, Inc. (35,614) (4,115,910)
SiteOne Landscape Supply, Inc. (7,881) (1,189,322)
Snap, Inc., Class A (587,215) (6,283,201)
Snowflake, Inc., Class A (14,207) (1,631,816)
SoFi Technologies, Inc. (602,443) (4,735,202)
Sotera Health Co. (234,930) (3,923,331)
SouthState Corp. (11,390) (1,106,880)
Southwest Airlines Co. (392,362) (11,625,686)
Southwest Gas Holdings, Inc. (41,804) (3,083,463)
Spectrum Brands Holdings, Inc. (9,838) (935,987)
Spire, Inc. (10,787) (725,857)
Sprouts Farmers Market, Inc. (3,547) (391,624)
Stanley Black & Decker, Inc. (21,147) (2,328,919)
Starbucks Corp. (17,035) (1,660,742)
Steel Dynamics, Inc. (7,620) (960,730)
Sun Communities, Inc., REIT (26,155) (3,534,848)
Synovus Financial Corp. (53,062) (2,359,667)
Sysco Corp. (20,395) (1,592,034)
Take-Two Interactive Software, Inc. (35,923) (5,521,724)
Targa Resources Corp. (2,548) (377,129)
Teledyne Technologies, Inc. (4,255) (1,862,243)
Tempur Sealy International, Inc. (77,412) (4,226,695)
Tesla, Inc. (46,328) (12,120,795)
Tetra Tech, Inc. (8,365) (394,493)
Texas Capital Bancshares, Inc. (38,375) (2,742,278)
Texas Instruments, Inc. (13,232) (2,733,334)
Thor Industries, Inc. (2,391) (262,747)
TJX Cos., Inc. (The) (8,958) (1,052,923)
Toast, Inc., Class A (51,794) (1,466,288)
TopBuild Corp. (3,070) (1,248,907)
Toro Co. (The) (31,943) (2,770,416)
TPG, Inc. (36,152) (2,080,909)
Tractor Supply Co. (6,709) (1,951,849)
Trade Desk, Inc. (The), Class A (27,218) (2,984,454)
Trex Co., Inc. (44,323) (2,951,025)
Trimble, Inc. (42,949) (2,666,703)
Truist Financial Corp. (106,610) (4,559,710)
TXNM Energy, Inc. (27,822) (1,217,769)
Uber Technologies, Inc. (58,048) (4,362,888)
Ubiquiti, Inc. (7,730) (1,713,896)
UDR, Inc., REIT (80,673) (3,657,714)
UGI Corp. (83,885) (2,098,803)
Ulta Beauty, Inc. (2,747) (1,068,913)
Under Armour, Inc., Class A (230,875) (2,057,096)
INVESTMENTS SHARES VALUE ($)
United States - (104.8)% (continued)
Union Pacific Corp. (13,889) (3,423,361)
United Airlines Holdings, Inc. (63,383) (3,616,634)
United Bankshares, Inc. (30,139) (1,118,157)
United Parcel Service, Inc., Class
B (49,933) (6,807,865)
UnitedHealth Group, Inc. (14,041) (8,209,492)
Unity Software, Inc. (135,253) (3,059,423)
US Bancorp (25,607) (1,171,008)
Vail Resorts, Inc. (6,353) (1,107,264)
Valaris Ltd. (74,987) (4,180,525)
Valmont Industries, Inc. (3,392) (983,510)
Valvoline, Inc. (105,098) (4,398,351)
Vertiv Holdings Co., Class A (20,130) (2,002,734)
VF Corp. (151,398) (3,020,390)
Virtu Financial, Inc., Class A (7,215) (219,769)
Visa, Inc., Class A (26,286) (7,227,336)
Vishay Intertechnology, Inc. (40,935) (774,081)
Visteon Corp. (37,031) (3,526,832)
Vornado Realty Trust, REIT (137,512) (5,417,973)
Walt Disney Co. (The) (21,391) (2,057,600)
Warner Bros Discovery, Inc. (58,751) (484,696)
Warner Music Group Corp., Class
A (30,677) (960,190)
Waste Management, Inc. (11,742) (2,437,639)
Waters Corp. (4,856) (1,747,626)
Watsco, Inc. (1,723) (847,509)
Weatherford International plc (26,520) (2,252,078)
WEC Energy Group, Inc. (43,878) (4,220,186)
Wells Fargo & Co. (27,384) (1,546,922)
Wendy's Co. (The) (33,637) (589,320)
West Pharmaceutical Services,
Inc. (5,734) (1,721,117)
Western Alliance Bancorp (34,164) (2,954,844)
WEX, Inc. (15,920) (3,338,902)
Whirlpool Corp. (27,254) (2,916,178)
White Mountains Insurance Group
Ltd. (1,125) (1,908,225)
Williams Cos., Inc. (The) (41,697) (1,903,468)
Willis Towers Watson plc (14,439) (4,252,719)
WillScot Holdings Corp. (44,138) (1,659,589)
Wingstop, Inc. (3,197) (1,330,208)
Wolfspeed, Inc. (607,275) (5,890,568)
Workday, Inc., Class A (5,410) (1,322,258)
WP Carey, Inc., REIT (37,570) (2,340,611)
Wynn Resorts Ltd. (13,897) (1,332,444)
XPO, Inc. (41,411) (4,452,097)
Xylem, Inc. (37,445) (5,056,198)
YETI Holdings, Inc. (26,125) (1,071,909)
Yum! Brands, Inc. (12,559) (1,754,618)
Zebra Technologies Corp., Class A (12,163) (4,504,202)
Ziff Davis, Inc. (6,887) (335,121)
Zillow Group, Inc., Class C (56,681) (3,619,082)
ZoomInfo Technologies, Inc., Class
A (92,544) (955,054)
Zscaler, Inc. (5,417) (925,982)
(1,233,915,117)

Consolidated Schedule of Investments
September 30, 2024 (Unaudited)
AQR STYLE PREMIA ALTERNATIVE FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | September 2024

(Continued)
INVESTMENTS SHARES VALUE ($)
Zambia - (0.3)%
First Quantum Minerals Ltd. (267,502) (3,647,260)
TOTAL COMMON STOCKS
(Proceeds $(2,262,906,138)) (2,327,080,729)
PREFERRED STOCKS - (1.5)%
Germany - (1.5)%
Dr Ing hc F Porsche AG
(Preference) (2)(c) (72,503) (5,794,006)
Sartorius AG (Preference) (2) (18,559) (5,218,413)
Volkswagen AG (Preference) (2) (59,168) (6,284,383)
TOTAL PREFERRED STOCKS
(Proceeds $(18,672,535)) (17,296,802)
TOTAL SHORT POSITIONS
(Proceeds $(2,281,578,673)) (2,344,377,531)
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 82.6%
(Cost $792,980,175) 972,058,853
OTHER ASSETS IN EXCESS OF
LIABILITIES - 17.4% ‡ 205,005,106
NET ASSETS - 100.0% 1,177,063,959
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ 10,881,638 0.9%
Consumer Discretionary (64,530,432) (5.5)
Consumer Staples 7,690,146 0.7
Energy (60,777,051) (5.2)
Financials 152,351,905 12.9
Health Care 44,828,867 3.8
Industrials 71,367,130 6.1
Information Technology 100,890,673 8.6
Materials (57,588,051) (4.9)
Real Estate (4,915,952) (0.4)
Utilities (10,315,916) (0.9)
Investment Companies 395,313,976 33.6
U.S. Treasury Obligations 386,861,920 32.9
Total Investments In Securities
At Value 972,058,853 82.6
Other Assets in Excess of
Liabilities ‡ 205,005,106 17.4
Net Assets
$ 1,177,063,959 100.0%

AQR Funds | N-PORT Part F | September 2024
See notes to Schedule of Investments.
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
September 30, 2024 (Unaudited)
(Continued)
* Non-income producing security.
† Represents less than 0.05% of net assets.
‡ Includes appreciation/(depreciation) on forward foreign currency exchange, futures and swap contracts.
(a) All or a portion of this security is segregated in connection with obligations for securities sold short. Total value of all such securities at September
30, 2024 amounted to $2,474,895,478, which is inclusive of rehypothecated amounts disclosed below; additional securities sold but not yet settled totaling $767,018 were also segregated. In addition, $59,993,134 of cash collateral was also pledged.
(b) All or a portion of this security has been rehypothecated in connection with the Fund's Master Securities Loan Agreement with State Street Bank and Trust Company. Total value of all such securities at September 30, 2024 amounted to $357,372,276.
(c) Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of
Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at September 30, 2024 amounted to $(13,868,864), which represents
(1.18)% of net assets of the Fund.
(d) Represents 7-day effective yield as of September 30, 2024.
(e) All or a portion of the security pledged as collateral for forward foreign currency exchange and swap contracts.
(f) For the period ended September 30, 2024, transactions with and earnings from issuers considered to be an affiliated issuer were as follows:
(g) The rate shown was the effective yield at the date of purchase.
(h) All or a portion of the security pledged as collateral for swap contracts.
Affiliate
Value
At
12/31/2023
Purchases
At
Cost
Proceeds
From
Sales
Net
Realized
Gain
(Loss)
Net
Change In
Unrealized
App/Dep
Value
At
9/30/2024
Shares
Held At
9/30/2024
Dividend
Income
Capital
Gain
Distributions
SHORT-TERM INVESTMENTS - 30.0%
INVESTMENT COMPANIES - 30.0%
Limited Purpose
Cash Investment
Fund,
4.90% (a)
(Cost $353,477,369) $265,947,113 $2,190,930,443 $(2,103,342,789) $(23,674) $36,607 $353,547,700 353,653,796 $13,066,945 $–
(a) Represents 7-day effective yield as of September 30, 2024.
All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.
(2) Level 2 security.
Forward effective interest rate swap contracts outstanding as of September 30, 2024:
Exchange-Cleared
PAY/
RECEIVE
FLOATING
RATE
FLOATING RATE
INDEX (a) FIXED RATE
MATURITY
DATE
NOTIONAL
AMOUNT
UPFRONT
PREMIUM PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Pay 1D CORRA Semi 2.50% Semi 3/17/2027 CAD 31,400,000 $ (39,521) $ 47,915 $ 8,394
Pay 1D CORRA Semi 3.00% Semi 3/21/2035 CAD 7,100,000 38,245 46,055 84,300
Pay 1D SARON Annual 0.50% Annual 12/16/2026 CHF 44,800,000 (358) 126,676 126,318
Pay 1D SARON Annual 0.50% Annual 3/17/2027 CHF 629,900,000 (923,397) 3,139,220 2,215,823
Pay 1D SOFR Annual 3.50% Annual 12/20/2034 USD 3,000,000 48,593 6,063 54,656
Pay 1D SOFR Annual 3.50% Annual 3/21/2035 USD 53,000,000 991,267 42,426 1,033,693
Pay 1D TONAR Annual 1.00% Annual 3/22/2035 JPY 30,000,000 1,465 (333) 1,132
Pay 6M EURIBOR Semi 2.50% Annual 12/20/2034 EUR 34,000,000 272,567 304,684 577,251
Pay 6M EURIBOR Semi 2.50% Annual 3/21/2035 EUR 138,700,000 1,927,152 546,801 2,473,953
Receive 1D SOFR Annual 3.00% Annual 12/16/2026 USD 84,700,000 149,832 262,029 411,861
Receive 1D SOFR Annual 3.00% Annual 3/17/2027 USD 230,800,000 220,355 307,309 527,664
Receive 1D SONIA Annual 3.50% Annual 12/20/2034 GBP 63,700,000 (229,623) 947,661 718,038
Receive 1D SONIA Annual 3.50% Annual 3/21/2035 GBP 30,400,000 274,035 (3,007) 271,028
Receive 1D TONAR Annual 0.50% Annual 3/17/2027 JPY 17,457,600,000 85,315 (20,453) 64,862
Receive 3M BBR Qtrly 3.50% Qtrly 12/10/2026 AUD 622,500,000 429,031 (398,796) 30,235
Receive 6M EURIBOR Semi 2.00% Annual 12/16/2026 EUR 149,900,000 608,781 (171,309) 437,472
Receive 6M EURIBOR Semi 2.00% Annual 3/17/2027 EUR 640,700,000 643,702 (452,265) 191,437
Receive 6M NIBOR Semi 3.50% Annual 12/16/2026 NOK 682,900,000 52,402 101,527 153,929
4,549,843 4,832,203 9,382,046

Consolidated Schedule of Investments
September 30, 2024 (Unaudited)
AQR STYLE PREMIA ALTERNATIVE FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | September 2024

(Continued)
PAY/
RECEIVE
FLOATING
RATE
FLOATING RATE
INDEX (a) FIXED RATE
MATURITY
DATE
NOTIONAL
AMOUNT
UPFRONT
PREMIUM PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Pay 1D CORRA Semi 2.50% Semi 12/16/2026 CAD 300,900,000 $ (890,409) $ 411,849 $ (478,560)
Pay 1D SONIA Annual 3.50% Annual 12/16/2026 GBP 301,100,000 (582,346) (1,232,797) (1,815,143)
Pay 1D SONIA Annual 3.50% Annual 3/17/2027 GBP 289,800,000 421,414 (1,133,801) (712,387)
Pay 6M BBR Semi 4.00% Semi 12/07/2034 AUD 133,100,000 (380,157) (101,195) (481,352)
Pay 6M BBR Semi 4.00% Semi 3/08/2035 AUD 155,500,000 (1,168,638) 622,589 (546,049)
Receive 1D CORRA Semi 3.00% Semi 12/20/2034 CAD 22,800,000 (306,246) 38,434 (267,812)
Receive 1D TONAR Annual 0.50% Annual 12/16/2026 JPY 6,320,000,000 (64,533) 56,607 (7,926)
Receive 1D TONAR Annual 1.00% Annual 12/20/2034 JPY 4,710,000,000 (242,017) (34,841) (276,858)
Receive 3M BBR Qtrly 3.50% Semi 12/16/2026 NZD 108,900,000 (22,154) (117,060) (139,214)
Receive 3M BBR Qtrly 3.50% Semi 3/10/2027 NZD 96,900,000 63,791 (367,504) (303,713)
Receive 3M BBR Qtrly 3.50% Qtrly 3/11/2027 AUD 1,192,000,000 (2,012,834) 496,243 (1,516,591)
Receive 3M STIBOR Qtrly 2.00% Annual 12/16/2026 SEK 1,664,600,000 (236,731) (8,945) (245,676)
Receive 3M STIBOR Qtrly 2.00% Annual 3/17/2027 SEK 41,400,000 (1,005) (11,794) (12,799)
Receive 6M NIBOR Semi 3.50% Annual 3/17/2027 NOK 363,000,000 (87,798) 43,694 (44,104)
(5,509,663) (1,338,521) (6,848,184)
$ (959,820) $ 3,493,682 $ 2,533,862
Abbreviations:
1D: 1 Day
3M: 3 Month
6M: 6 Month
Qtrly: Quarterly
Semi: Semi-Annually
Annual: Annually
(a) Floating rate indices at September 30, 2024 were as follows:
1 Day Canadian Overnight Repo Rate Average (“CORRA”): 4.30%
1 Day Secured Overnight Financing Rate (“SOFR”): 4.96%
1 Day Sterling Overnight Index Average (“SONIA”): 4.95%
1 Day Swiss Average Rate Overnight (“SARON”): 0.96%
1 Day Tokyo Overnight Average Rate (“TONAR”): 0.22%
3 Month Australian Bank-Bill Reference Rate (“BBR”): 4.43%
3 Month Stockholm Interbank Offered Rate (“STIBOR”): 3.08%
6 Month Australian Bank-Bill Reference Rate (“BBR”): 4.62%
6 Month Euro Interbank Offered Rate (“EURIBOR”): 3.11%
6 Month Norwegian Interbank Offered Rate (“NIBOR”): 4.72%
Total return swap contracts outstanding as of September 30, 2024 :
Over-the-Counter
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Swiss Market
Index December
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity
Monthly MLIN 12/20/2024 CHF 81,414,020 $ 1,027,963
TAIEX Index
October Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity
At termination MLIN 10/16/2024 TWD 473,311,200 381,998
WIG20 Index
December
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
At termination GSIN 12/20/2024 PLN (5,800,680) 1,365

AQR Funds | N-PORT Part F | September 2024
See notes to Schedule of Investments.
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
September 30, 2024 (Unaudited)
(Continued)
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
MSCI Emerging
Markets Taiwan
Net Total Return
Index
Decreases in
total return
of reference
entity and pays
the OBFR
plus or minus
a specified
spread (1.00%)
Increases in
total return of
reference entity
Monthly JPMC 12/18/2024 USD 5,386,232 $ 399,016
MSCI Mexico Net
Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
TIIE plus or minus
a specified spread
(-0.20%)
Monthly CITI 12/18/2024 MXN (157,625,315) 33,944
MSCI Poland Net
Return Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
WIBOR plus or
minus a specified
spread (-0.50%)
Monthly CITI 12/18/2024 PLN (2,046,321) 5,189
MSCI Spain Net
Return Index
Decreases in
total return
of reference
entity and
pays the ESTR
plus or minus
a specified
spread (0.17%)
Increases in
total return of
reference entity
Monthly CITI 12/18/2024 EUR 37,876,017 619,224
MSCI Sweden
Net Return Index
Decreases in
total return
of reference
entity and pays
the STIBOR
plus or minus
a specified
spread (0.35%)
Increases in
total return of
reference entity
Monthly CITI 12/18/2024 SEK 187,448,518 39,585
Tel Aviv Stock
Exchange 35
Index
Decreases in
total return
of reference
entity and pays
the TELBOR
plus or minus
a specified
spread (0.60%)
Increases in
total return of
reference entity
Monthly BANA 12/18/2024 ILS 7,049,737 81,916
Total unrealized appreciation 2,590,200
Amsterdam
Exchange Index
October Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
At termination GSIN 10/18/2024 EUR (78,979,200) (805,842)
DTOP Index
December
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
At termination MLIN 12/19/2024 ZAR (887,340) (1,696)

Consolidated Schedule of Investments
September 30, 2024 (Unaudited)
AQR STYLE PREMIA ALTERNATIVE FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | September 2024

(Continued)
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
HSCEI October
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
At termination CITI 10/30/2024 HKD (144,678,250) $ (465,995)
iBovespa Index
October Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity
At termination MLIN 10/16/2024 BRL 13,125,519 (20,374)
iBovespa Index
October Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity
At termination GSIN 10/16/2024 BRL 374,143,582 (608,558)
KOSPI 200
Index December
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity
At termination CITI 12/12/2024 KRW 3,913,875,000 (62,217)
MSCI Brazil Net
Return Index
Decreases in
total return
of reference
entity and
pays the CDI
plus or minus
a specified
spread (-0.55%)
Increases in
total return of
reference entity
Monthly CITI 12/18/2024 BRL 97,692,449 (609,911)
MSCI Canada Net
Return Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
CORRA plus or
minus a specified
spread (-0.85%)
Monthly CITI 12/18/2024 CAD (15,822,028) (373,747)
MSCI Emerging
Markets Thailand
Net Total Return
Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
OBFR plus or
minus a specified
spread (-0.50%)
Monthly JPMC 12/18/2024 USD (576,631) (36,418)
MSCI France Net
Return Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
ESTR
Monthly CITI 12/18/2024 EUR (66,537,519) (2,513,709)
MSCI
Netherlands Net
Return Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
ESTR plus or
minus a specified
spread (0.05%)
Monthly CITI 12/18/2024 EUR (23,566,623) (797,089)
MSCI Singapore
Net Return Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
SORA plus or
minus a specified
spread (0.20%)
Monthly CITI 12/18/2024 SGD (10,342,712) (275,669)

AQR Funds | N-PORT Part F | September 2024
See notes to Schedule of Investments.
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
September 30, 2024 (Unaudited)
(Continued)
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
MSCI South
Africa Net Return
Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
JIBAR plus or
minus a specified
spread (-0.60%)
Monthly CITI 12/18/2024 ZAR (838,881,352) $ (3,190,150)
Total unrealized depreciation (9,761,375)
Net unrealized depreciation $ (7,171,175)
Futures contracts outstanding as of September 30, 2024:
Exchange-Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
IBEX 35 Index 1,084 10/2024 EUR $ 143,488,125 $ 1,488,380
IFSC NIFTY 50 Index 123 10/2024 USD 6,397,599 (34,964)
Natural Gas 342 10/2024 USD 9,996,660 1,181,014
OMXS30 Index 2,819 10/2024 SEK 72,883,995 213,856
SGX FTSE Taiwan Index 223 10/2024 USD 16,644,720 (314,143)
WTI Crude Oil 3,899 10/2024 USD 265,794,830 1,801,753
LME Copper Base Metal 4 11/2024 USD 975,976 80,461
LME Copper Base Metal 18 11/2024 USD 4,393,242 337,560
LME Copper Base Metal 21 11/2024 USD 5,125,712 347,910
LME Copper Base Metal 22 11/2024 USD 5,368,693 443,380
Soybean 222 11/2024 USD 11,732,700 148,185
Australia 10 Year Bond 2,103 12/2024 AUD 169,099,247 (1,452,650)
Euro STOXX 50 Index 272 12/2024 EUR 15,229,673 265,874
FTSE/MIB Index 1,035 12/2024 EUR 196,164,052 2,171,555
KOSPI 200 Index 110 12/2024 KRW 7,316,089 (166,611)
LME Copper Base Metal 4 12/2024 USD 979,739 78,328
LME Copper Base Metal 5 12/2024 USD 1,228,018 (24,601)
LME Copper Base Metal 16 12/2024 USD 3,918,100 340,058
LME Copper Base Metal 27 12/2024 USD 6,634,575 (77,030)
LME Copper Base Metal 32 12/2024 USD 7,856,280 (150,829)
LME Copper Base Metal 78 12/2024 USD 19,125,795 1,457,690
Long Gilt 2,044 12/2024 GBP 269,446,764 (764,339)
S&P 500 E-Mini Index 211 12/2024 USD 61,340,338 394,559
Total of long contracts 7,765,396
Short Contracts
Brent Crude Oil (2,260) 10/2024 USD (162,042,000) 1,423,086
CAC 40 10 Euro Index (1,252) 10/2024 EUR (106,608,312) (541,414)
Hang Seng Index (82) 10/2024 HKD (11,222,213) (479,036)
MSCI Singapore Index (1,489) 10/2024 SGD (39,783,902) 10,512
NY Harbor ULSD (811) 10/2024 USD (73,383,173) (1,454,958)
LME Copper Base Metal (4) 11/2024 USD (975,976) (80,087)
LME Copper Base Metal (18) 11/2024 USD (4,393,242) (337,208)
LME Copper Base Metal (21) 11/2024 USD (5,125,712) (361,392)
LME Copper Base Metal (22) 11/2024 USD (5,368,693) (451,751)
Low Sulphur Gasoil (178) 11/2024 USD (11,752,450) (321,606)
100 oz Gold (171) 12/2024 USD (45,475,740) (3,767,932)
Canada 10 Year Bond (3,527) 12/2024 CAD (325,826,004) (1,542,121)
Copper (36) 12/2024 USD (4,097,700) (294,209)

Consolidated Schedule of Investments
September 30, 2024 (Unaudited)
AQR STYLE PREMIA ALTERNATIVE FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | September 2024

(Continued)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts (continued)
Corn (22) 12/2024 USD $ (467,225) $ (24,616)
DAX Index (173) 12/2024 EUR (93,894,731) (2,871,463)
Euro-Bund (257) 12/2024 EUR (38,592,131) (42,702)
FTSE 100 Index (495) 12/2024 GBP (54,852,485) 193,949
FTSE/JSE Top 40 Index (433) 12/2024 ZAR (19,953,211) (909,882)
Japan 10 Year Bond (155) 12/2024 JPY (155,878,935) 8,870
LME Copper Base Metal (4) 12/2024 USD (979,739) (76,689)
LME Copper Base Metal (5) 12/2024 USD (1,228,018) 27,422
LME Copper Base Metal (16) 12/2024 USD (3,918,100) (335,649)
LME Copper Base Metal (27) 12/2024 USD (6,634,575) 123,319
LME Copper Base Metal (78) 12/2024 USD (19,125,795) (1,462,806)
LME Copper Base Metal (337) 12/2024 USD (82,736,449) (5,711,305)
MEX BOLSA Index (12) 12/2024 MXN (324,317) 1,176
S&P/TSX 60 Index (159) 12/2024 CAD (33,962,010) (519,932)
SET50 Index (303) 12/2024 THB (1,722,658) 13,289
Silver (146) 12/2024 USD (22,964,340) (1,730,239)
SPI 200 Index (309) 12/2024 AUD (44,359,678) (536,876)
TOPIX Index (301) 12/2024 JPY (55,445,991) (2,498,024)
U.S. Treasury 10 Year Note (1,156) 12/2024 USD (132,199,438) 580,548
Total of short contracts (23,969,726)
Net unrealized depreciation $ (16,204,330)
Forward foreign currency exchange contracts outstanding as of September 30, 2024:
Over-the-Counter
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
AUD 56,076,080 USD 38,079,089 CITI 12/18/2024 $ 720,045
AUD 56,076,080 USD 38,078,898 JPMC 12/18/2024 720,235
BRL 160,295,221 USD 28,551,072 CITI
**
12/18/2024 604,451
BRL 160,295,221 USD 28,550,929 JPMC
**
12/18/2024 604,593
CAD 30,679,250 USD 22,664,263 CITI 12/18/2024 65,911
CAD 30,679,250 USD 22,664,150 JPMC 12/18/2024 66,024
CHF 1,727,500 USD 2,053,812 CITI 12/18/2024 5,192
CHF 1,727,500 USD 2,053,801 JPMC 12/18/2024 5,202
CNY 109,431,005 USD 15,547,768 CITI
**
12/18/2024 169,035
CNY 109,431,004 USD 15,547,690 JPMC
**
12/18/2024 169,112
EUR 76,758,983 USD 85,443,431 CITI 12/18/2024 273,298
EUR 76,758,983 USD 85,443,004 JPMC 12/18/2024 273,725
GBP 75,078,124 USD 98,741,527 CITI 12/18/2024 1,616,489
GBP 75,078,125 USD 98,741,035 JPMC 12/18/2024 1,616,989
ILS 2,222,000 USD 595,578 CITI 12/18/2024 1,897
ILS 2,222,000 USD 595,575 JPMC 12/18/2024 1,900
INR 2,082,244,845 USD 24,707,708 CITI
**
12/18/2024 46,450
INR 2,082,244,845 USD 24,707,584 JPMC
**
12/18/2024 46,572
JPY 6,346,245,756 USD 44,284,133 CITI 12/18/2024 348,215
JPY 6,346,245,756 USD 44,283,911 JPMC 12/18/2024 348,437
MXN 134,555,043 USD 6,733,584 CITI 12/18/2024 17,774
MXN 134,555,043 USD 6,733,551 JPMC 12/18/2024 17,808
NOK 123,775,651 USD 11,675,010 CITI 12/18/2024 58,897
NOK 123,775,650 USD 11,674,952 JPMC 12/18/2024 58,954
PLN 6,565,501 USD 1,696,361 CITI 12/18/2024 5,284
PLN 6,565,501 USD 1,696,353 JPMC 12/18/2024 5,292
SEK 1,288,612,091 USD 126,579,906 CITI 12/18/2024 796,962

AQR Funds | N-PORT Part F | September 2024
See notes to Schedule of Investments.
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
September 30, 2024 (Unaudited)
(Continued)
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
SEK 1,288,612,094 USD 126,579,273 JPMC 12/18/2024 $ 797,595
SGD 15,181,499 USD 11,774,301 CITI 12/18/2024 83,798
SGD 15,181,501 USD 11,774,244 JPMC 12/18/2024 83,857
THB 10,500,000 USD 312,303 CITI 12/18/2024 15,709
THB 10,500,000 USD 312,301 JPMC 12/18/2024 15,712
TWD 246,618,019 USD 7,815,791 CITI
**
12/18/2024 49,633
TWD 246,618,017 USD 7,815,752 JPMC
**
12/18/2024 49,674
USD 13,114,398 CAD 17,632,825 CITI 12/18/2024 50,286
USD 13,114,464 CAD 17,632,825 JPMC 12/18/2024 50,351
USD 90,878,355 CHF 75,911,240 CITI 12/18/2024 399,899
USD 90,878,809 CHF 75,911,240 JPMC 12/18/2024 400,359
USD 2,425,376 CNY 16,875,522 CITI
**
12/18/2024 1,664
USD 2,425,388 CNY 16,875,522 JPMC
**
12/18/2024 1,676
USD 366,472 DKK 2,443,712 CITI 12/18/2024 73
USD 366,474 DKK 2,443,711 JPMC 12/18/2024 75
USD 2,209,683 EUR 1,970,922 CITI 12/18/2024 8,756
USD 2,209,696 EUR 1,970,923 JPMC 12/18/2024 8,767
USD 21,032,933 GBP 15,721,001 CITI 12/18/2024 18,442
USD 24,522,544 GBP 18,331,499 JPMC 12/18/2024 18,563
USD 3,842,414 HUF 1,370,000,000 CITI 12/18/2024 14,318
USD 3,842,433 HUF 1,370,000,000 JPMC 12/18/2024 14,337
USD 19,975,421 ILS 73,536,044 CITI 12/18/2024 202,276
USD 19,975,521 ILS 73,536,047 JPMC 12/18/2024 202,376
USD 52,912,301 JPY 7,470,000,000 CITI 12/18/2024 376,733
USD 52,912,565 JPY 7,470,000,000 JPMC 12/18/2024 376,996
USD 2,834,808 KRW 3,699,400,000 CITI
**
12/18/2024 18,691
USD 2,834,822 KRW 3,699,400,000 JPMC
**
12/18/2024 18,706
USD 1,444,324 MXN 28,441,001 CITI 12/18/2024 17,284
USD 1,444,331 MXN 28,440,999 JPMC 12/18/2024 17,291
USD 1,984,744 PLN 7,617,344 CITI 12/18/2024 10,483
USD 1,984,754 PLN 7,617,344 JPMC 12/18/2024 10,492
USD 875,201 TWD 27,381,851 CITI
**
12/18/2024 1,908
USD 875,172 TWD 27,381,851 JPMC
**
12/18/2024 1,880
ZAR 19,488,000 USD 1,096,493 CITI 12/18/2024 23,998
ZAR 19,488,000 USD 1,096,488 JPMC 12/18/2024 24,001
Total unrealized appreciation 12,051,402
BRL 17,751,779 USD 3,233,965 CITI
**
12/18/2024 (5,158)
BRL 17,751,779 USD 3,233,949 JPMC
**
12/18/2024 (5,142)
CAD 43,797,750 USD 32,486,796 CITI 12/18/2024 (37,162)
CAD 43,797,750 USD 32,486,634 JPMC 12/18/2024 (36,999)
CHF 8,471,000 USD 10,122,944 CITI 12/18/2024 (26,375)
CHF 8,471,000 USD 10,122,893 JPMC 12/18/2024 (26,325)
CNY 72,524,395 USD 10,429,006 CITI
**
12/18/2024 (12,840)
CNY 72,524,396 USD 10,428,954 JPMC
**
12/18/2024 (12,788)
EUR 41,926,659 USD 46,920,603 CITI 12/18/2024 (101,118)
EUR 41,926,662 USD 46,920,372 JPMC 12/18/2024 (100,884)
HUF 3,480,000,000 USD 9,799,140 CITI 12/18/2024 (75,217)
HUF 3,480,000,000 USD 9,799,091 JPMC 12/18/2024 (75,170)
ILS 1,497,499 USD 407,821 CITI 12/18/2024 (5,158)
ILS 1,497,501 USD 407,819 JPMC 12/18/2024 (5,156)
JPY 6,590,970,807 USD 46,485,609 CITI 12/18/2024 (132,141)
JPY 6,590,970,807 USD 46,485,376 JPMC 12/18/2024 (131,909)
MXN 275,610,084 USD 13,952,401 CITI 12/18/2024 (123,544)
MXN 275,610,085 USD 13,952,331 JPMC 12/18/2024 (123,474)
NOK 105,775,650 USD 10,066,334 CITI 12/18/2024 (38,824)
NOK 105,775,651 USD 10,066,284 JPMC 12/18/2024 (38,773)
PLN 6,565,501 USD 1,709,638 CITI 12/18/2024 (7,993)
PLN 6,565,501 USD 1,709,629 JPMC 12/18/2024 (7,984)

Consolidated Schedule of Investments
September 30, 2024 (Unaudited)
AQR STYLE PREMIA ALTERNATIVE FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | September 2024

(Continued)
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
SGD 602,001 USD 471,954 CITI 12/18/2024 $ (1,738)
SGD 601,999 USD 471,950 JPMC 12/18/2024 (1,736)
TWD 48,153,598 USD 1,543,455 CITI
**
12/18/2024 (7,685)
TWD 48,153,598 USD 1,543,447 JPMC
**
12/18/2024 (7,677)
USD 172,455 AUD 253,500 CITI 12/18/2024 (2,942)
USD 172,456 AUD 253,500 JPMC 12/18/2024 (2,941)
USD 2,838,283 BRL 15,818,887 CITI
**
12/18/2024 (38,958)
USD 2,838,297 BRL 15,818,887 JPMC
**
12/18/2024 (38,943)
USD 1,678,432 CAD 2,274,500 CITI 12/18/2024 (6,739)
USD 1,678,441 CAD 2,274,500 JPMC 12/18/2024 (6,730)
USD 112,053,092 CHF 94,243,325 CITI 12/18/2024 (275,333)
USD 112,053,652 CHF 94,243,325 JPMC 12/18/2024 (274,778)
USD 1,365,670 CLP 1,255,731,500 CITI
**
12/18/2024 (29,829)
USD 1,365,677 CLP 1,255,731,500 JPMC
**
12/18/2024 (29,822)
USD 17,010,439 CNY 119,764,320 CITI
**
12/18/2024 (190,464)
USD 17,010,524 CNY 119,764,319 JPMC
**
12/18/2024 (190,379)
USD 14,542,870 EUR 13,066,002 CITI 12/18/2024 (47,930)
USD 14,542,944 EUR 13,066,003 JPMC 12/18/2024 (47,857)
USD 15,719,766 GBP 11,906,499 CITI 12/18/2024 (195,824)
USD 12,230,338 GBP 9,296,001 JPMC 12/18/2024 (195,761)
USD 9,156,830 HKD 71,142,500 CITI 12/18/2024 (4,221)
USD 9,156,875 HKD 71,142,500 JPMC 12/18/2024 (4,175)
USD 393,087 IDR 6,101,362,000 CITI
**
12/18/2024 (7,418)
USD 393,089 IDR 6,101,362,000 JPMC
**
12/18/2024 (7,417)
USD 1,785,753 ILS 6,719,500 CITI 12/18/2024 (21,057)
USD 1,785,762 ILS 6,719,500 JPMC 12/18/2024 (21,048)
USD 14,221,372 JPY 2,040,000,000 CITI 12/18/2024 (125,692)
USD 14,221,443 JPY 2,040,000,000 JPMC 12/18/2024 (125,619)
USD 29,933,310 KRW 39,682,324,980 CITI
**
12/18/2024 (274,304)
USD 29,933,459 KRW 39,682,324,980 JPMC
**
12/18/2024 (274,155)
USD 11,697,495 MXN 235,440,999 CITI 12/18/2024 (115,860)
USD 11,697,554 MXN 235,441,001 JPMC 12/18/2024 (115,801)
USD 141,013,921 NZD 225,146,071 CITI 12/18/2024 (2,039,637)
USD 141,014,627 NZD 225,146,072 JPMC 12/18/2024 (2,038,932)
USD 1,137,516 PLN 4,397,156 CITI 12/18/2024 (2,138)
USD 1,137,522 PLN 4,397,156 JPMC 12/18/2024 (2,132)
USD 2,234 SEK 22,725 CITI 12/18/2024 (12)
USD 2,234 SEK 22,728 JPMC 12/18/2024 (12)
USD 47,408,945 SGD 61,449,249 CITI 12/18/2024 (588,379)
USD 47,409,183 SGD 61,449,250 JPMC 12/18/2024 (588,142)
USD 14,911 THB 500,000 CITI 12/18/2024 (709)
USD 14,911 THB 500,000 JPMC 12/18/2024 (709)
USD 2,813,093 TWD 88,647,150 CITI
**
12/18/2024 (14,143)
USD 2,813,781 TWD 88,647,148 JPMC
**
12/18/2024 (13,457)
USD 3,605,419 ZAR 64,884,251 CITI 12/18/2024 (125,193)
USD 3,605,437 ZAR 64,884,251 JPMC 12/18/2024 (125,175)
ZAR 3,500,000 USD 203,652 CITI 12/18/2024 (2,415)
ZAR 3,500,000 USD 203,651 JPMC 12/18/2024 (2,414)
Total unrealized depreciation (9,364,566)
Net unrealized appreciation $ 2,686,836
** Non-deliverable forward foreign currency exchange contracts.

AQR Funds | N-PORT Part F | September 2024
See notes to Schedule of Investments.
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
September 30, 2024 (Unaudited)
(Continued)
Total return basket swap contracts outstanding as of September 30, 2024:
Over-the-Counter
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
GSIN The Fund receives the
total return on a portfolio of
long equity positions and
pays or receives the OBFR
plus or minus a specified
spread (0.02%), which is
denominated in USD based
on the local currencies of the
positions within the swap.
31-48 months
maturity
ranging from
04/05/2027
- 04/12/2028
$573,955 $31,158 $47,246 $78,404
JPMC The Fund receives the total
return on a portfolio of long
equity positions and pays
or receives the CORRA
plus or minus a specified
spread (0.20%), which is
denominated in CAD based
on the local currencies of the
positions within the swap.
48 months
maturity
08/24/2028
$– $– $– $–
JPMC The Fund receives the total
return on a portfolio of long
equity positions and pays
or receives the SONIA plus
or minus a specified spread
(0.00% to 0.23%), which is
denominated in GBP based
on the local currencies of the
positions within the swap.
4-5 months
maturity
01/21/2025
$– $(10) $– $(10)
JPMC The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the TIIE plus
or minus a specified spread
(-2.38% to 0.50%), which is
denominated in MXN based
on the local currencies of the
positions within the swap.
19-61 months
maturity
ranging from
04/16/2026
- 09/14/2029
$6,487,969 $228,747 $5,820 $234,567
JPMC The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the WIBOR
plus or minus a specified
spread (-1.30% to 0.70%),
which is denominated in PLN
based on the local currencies
of the positions within the
swap.
19-55 months
maturity
ranging from
04/17/2026
- 03/29/2029
$8,670,628 $(202,657) $196,109 $(6,548)

Consolidated Schedule of Investments
September 30, 2024 (Unaudited)
AQR STYLE PREMIA ALTERNATIVE FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | September 2024

(Continued)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
JPMC The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the OBFR
plus or minus a specified
spread (-3.50% to 0.75%),
which is denominated in USD
based on the local currencies
of the positions within the
swap.
19-61 months
maturity
ranging from
04/17/2026
- 10/02/2029
$4,731,656 $135,097 $(11,043) $124,054
MLIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the OBFR
plus or minus a specified
spread (-1.75% to 0.45%),
which is denominated in USD
based on the local currencies
of the positions within the
swap.
24 months
maturity
01/27/2025
$8,069,198 $183,019 $44,568 $227,587
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
GSIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the HONIX
plus or minus a specified
spread (-1.23% to 0.02%),
which is denominated in HKD
based on the local currencies
of the positions within the
swap.
20-61 months
maturity
ranging from
04/17/2026
- 10/04/2029
$106,874,256 $(1,202,404) $401,450 $(800,954)
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap contract as of period end:
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
China
Baidu, Inc. 106,550 1,400,878 317,403 (39.6)
Bosideng International Holdings Ltd. 1,654,000 940,851 152,694 (19.1)
China CITIC Bank Corp. Ltd. 2,504,000 1,589,617 169,132 (21.1)
China Construction Bank Corp. 3,444,000 2,568,192 201,844 (25.2)
China Feihe Ltd. 2,668,000 2,002,648 561,200 (70.1)
China Hongqiao Group Ltd. 1,096,000 1,797,886 424,688 (53.0)
China Minsheng Banking Corp. Ltd. 2,791,000 1,131,118 165,193 (20.6)
China Resources Pharmaceutical Group Ltd. 2,167,500 1,666,614 215,325 (26.9)
China Taiping Insurance Holdings Co. Ltd. 989,800 1,574,279 335,413 (41.9)
CITIC Ltd. 1,525,000 1,772,673 331,433 (41.4)

AQR Funds | N-PORT Part F | September 2024
See notes to Schedule of Investments.
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
September 30, 2024 (Unaudited)
(Continued)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
China (continued)
CSPC Pharmaceutical Group Ltd. 2,380,000 1,822,644 402,905 (50.3)
Geely Automobile Holdings Ltd. 1,636,000 2,509,622 640,833 (80.0)
Hansoh Pharmaceutical Group Co. Ltd. 542,000 1,446,914 137,778 (17.2)
JD.com, Inc. 85,400 1,712,942 601,204 (75.1)
Jiangxi Copper Co. Ltd. 1,094,000 2,197,818 520,338 (65.0)
Kuaishou Technology 216,600 1,488,317 391,922 (48.9)
Kunlun Energy Co. Ltd. 2,382,000 2,447,677 201,678 (25.2)
New China Life Insurance Co. Ltd. 322,400 996,040 328,335 (41.0)
People's Insurance Co. Group of China Ltd. (The) 2,869,000 1,359,299 255,816 (31.9)
PICC Property & Casualty Co. Ltd. 608,000 900,002 89,737 (11.2)
Sinopharm Group Co. Ltd. 736,800 1,943,858 367,486 (45.9)
Sinotruk Hong Kong Ltd. 786,500 2,362,378 427,960 (53.4)
Topsports International Holdings Ltd. 2,237,000 974,330 213,768 (26.7)
Zhongsheng Group Holdings Ltd. 631,500 1,146,281 413,535 (51.6)
Hong Kong
Sino Biopharmaceutical Ltd. 2,438,000 1,150,216 165,027 (20.6)
Short Positions
Common Stocks
China
Akeso, Inc. (163,000) (1,429,397) (221,861) 27.7
Alibaba Health Information Technology Ltd. (4,180,000) (2,810,943) (1,275,679) 159.3
Anhui Conch Cement Co. Ltd. (371,500) (1,083,274) (291,898) 36.4
BeiGene Ltd. (51,200) (899,853) (138,490) 17.3
Bilibili, Inc. (58,820) (1,352,880) (447,136) 55.8
BYD Co. Ltd. (69,500) (2,479,619) (378,665) 47.3
China Mengniu Dairy Co. Ltd. (433,000) (1,015,667) (320,134) 40.0
China Merchants Bank Co. Ltd. (358,000) (1,734,821) (392,410) 49.0
China Resources Beer Holdings Co. Ltd. (359,500) (1,539,293) (459,477) 57.4
China Resources Gas Group Ltd. (235,600) (942,960) (71,641) 8.9
China Ruyi Holdings Ltd. (3,552,000) (1,026,073) (66,601) 8.3
CITIC Securities Co. Ltd. (998,500) (2,598,369) (1,087,875) 135.8
COSCO SHIPPING Energy Transportation Co. Ltd. (1,134,000) (1,373,104) (267,381) 33.4
Fuyao Glass Industry Group Co. Ltd. (174,400) (1,172,186) (137,970) 17.2
Ganfeng Lithium Group Co. Ltd. (294,561) (833,099) (213,956) 26.7
GCL Technology Holdings Ltd. (6,282,000) (1,121,148) (152,038) 19.0
Kingdee International Software Group Co. Ltd. (1,763,000) (1,988,226) (611,776) 76.4
Nongfu Spring Co. Ltd. (269,600) (1,161,183) (259,494) 32.4
Ping An Insurance Group Co. of China Ltd. (299,500) (1,880,719) (541,920) 67.7
Shandong Gold Mining Co. Ltd. (405,750) (905,260) (186,023) 23.2
Shenzhou International Group Holdings Ltd. (165,300) (1,463,393) (199,272) 24.9
XPeng, Inc. (261,200) (1,611,778) (492,387) 61.5
Yankuang Energy Group Co. Ltd. (809,800) (1,139,977) (158,698) 19.8
Zhaojin Mining Industry Co. Ltd. (600,500) (1,055,503) (128,935) 16.1
ZTE Corp. (331,600) (849,730) (215,011) 26.8

Consolidated Schedule of Investments
September 30, 2024 (Unaudited)
AQR STYLE PREMIA ALTERNATIVE FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | September 2024

(Continued)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
GSIN The Fund receives the total
return on a portfolio of long
and short equity positions
and pays or receives the
ZARONIA plus or minus a
specified spread (-0.18% to
0.06%), which is denominated
in ZAR based on the local
currencies of the positions
within the swap.
20-59 months
maturity
ranging from
04/20/2026
- 07/17/2029
$12,190,397 $(268,584) $32,061 $(236,523)
The following table represents disclosures associated with the underlying components of the total return basket swap contract as of period end:
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
South Africa
Absa Group Ltd. 40,519 411,440 8,208 (3.5)
African Rainbow Minerals Ltd. 11,438 125,732 22,536 (9.5)
Aspen Pharmacare Holdings Ltd. 60,632 684,314 6,527 (2.8)
Exxaro Resources Ltd. 132,586 1,316,240 139,829 (59.1)
Kumba Iron Ore Ltd. 7,878 182,843 34,150 (14.4)
Nedbank Group Ltd. 35,320 610,035 31,771 (13.4)
Old Mutual Ltd. 159,715 126,644 8,135 (3.4)
OUTsurance Group Ltd. 25,115 84,368 11,106 (4.7)
Sasol Ltd. 322,192 2,163,935 (148,426) 62.8
Standard Bank Group Ltd. 27,450 384,408 12,508 (5.3)
Woolworths Holdings Ltd. 83,817 330,417 21,614 (9.1)
Short Positions
Common Stocks
Luxembourg
Reinet Investments SCA (479) (13,275) 195 (0.1)
South Africa
Anglo American Platinum Ltd. (22,104) (795,145) (56,064) 23.7
Bidvest Group Ltd. (The) (10,515) (178,270) (9,458) 4.0
Capitec Bank Holdings Ltd. (10,728) (1,890,407) (56,045) 23.7
Clicks Group Ltd. (5,206) (119,614) (8,048) 3.4
Discovery Ltd. (63,374) (631,070) (79,072) 33.4
FirstRand Ltd. (45,532) (218,431) 6,521 (2.8)
Impala Platinum Holdings Ltd. (44,177) (247,600) (39,062) 16.5
MTN Group Ltd. (53,013) (281,764) (334) 0.1
Naspers Ltd. (4,581) (1,110,951) (169,886) 71.8
Sanlam Ltd. (30,668) (156,202) (6,390) 2.7
Shoprite Holdings Ltd. (7,453) (127,292) 1,101 (0.5)

AQR Funds | N-PORT Part F | September 2024
See notes to Schedule of Investments.
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
September 30, 2024 (Unaudited)
(Continued)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
MSIP The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the Federal
Funds Effective Rate plus
or minus a specified spread
(-8.88% to 0.40%), which is
denominated in USD based
on the local currencies of the
positions within the swap.
4-49 months
maturity
ranging from
01/09/2025
- 04/22/2025
$97,664,139 $(1,106,191) $375,976 $(730,215)
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap contract as of period end:
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Brazil
Banco do Brasil SA 392,200 1,956,788 (65,865) 9.0
Telefonica Brasil SA 82,700 847,388 11,224 (1.5)
TIM SA/Brazil 316,700 1,088,862 16,512 (2.3)
Ultrapar Participacoes SA 311,500 1,212,790 (94,322) 12.9
Vibra Energia SA 485,200 2,084,124 (114,075) 15.6
South Korea
DB Insurance Co. Ltd. 24,312 2,089,224 11,322 (1.6)
Hana Financial Group, Inc. 22,447 1,007,241 (33,075) 4.5
Hankook Tire & Technology Co. Ltd. 24,851 783,252 (149) 0.0(a)
HMM Co. Ltd. 71,280 1,009,347 81,042 (11.1)
Hyundai Glovis Co. Ltd. 17,950 1,672,314 84,141 (11.5)
Hyundai Mobis Co. Ltd. 6,154 1,019,201 (13,295) 1.8
Kia Corp. 26,019 1,981,237 (44,845) 6.1
Woori Financial Group, Inc. 214,661 2,534,112 (17,627) 2.4
Taiwan
Accton Technology Corp. 51,000 853,314 22,466 (3.1)
Compal Electronics, Inc. 860,000 902,440 7,008 (1.0)
Hon Hai Precision Industry Co. Ltd. 354,000 2,084,303 158,295 (21.7)
MediaTek, Inc. 26,000 958,244 59,886 (8.2)
Novatek Microelectronics Corp. 80,000 1,302,507 53,019 (7.3)
Pegatron Corp. 726,000 2,355,595 17,362 (2.4)
PharmaEssentia Corp. 47,000 941,168 (90,522) 12.4
Pou Chen Corp. 1,333,000 1,516,433 80,526 (11.0)
President Chain Store Corp. 118,000 1,097,511 18,425 (2.5)
Realtek Semiconductor Corp. 100,000 1,484,257 30,249 (4.1)
Taiwan Semiconductor Manufacturing Co. Ltd. 48,300 1,456,446 35,281 (4.8)
WPG Holdings Ltd. 436,000 1,031,629 28,219 (3.9)
Yang Ming Marine Transport Corp. 555,000 1,208,202 121,845 (16.7)
United States
JBS SA 181,100 1,051,488 (69,460) 9.5

Consolidated Schedule of Investments
September 30, 2024 (Unaudited)
AQR STYLE PREMIA ALTERNATIVE FUND
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | September 2024

REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Short Positions
Common Stocks
Brazil
Cia Siderurgica Nacional SA (482,800) (1,142,371) (88,192) 12.1
Equatorial Energia SA (158,006) (942,635) 26,066 (3.6)
Localiza Rent a Car SA (204,300) (1,537,585) 106,093 (14.5)
Suzano SA (104,500) (1,044,290) (32,700) 4.5
China
Silergy Corp. (65,000) (957,256) (152,392) 20.9
South Korea
Kakao Corp. (32,451) (894,172) (32,328) 4.4
KT&G Corp. (11,149) (924,295) (29,288) 4.0
LG Energy Solution Ltd. (5,104) (1,610,222) (106,843) 14.6
Samsung Biologics Co. Ltd. (2,002) (1,489,099) 90,932 (12.5)
SKC Co. Ltd. (9,531) (1,047,783) (139,249) 19.1
Taiwan
Alchip Technologies Ltd. (16,000) (997,265) 133,422 (18.3)
AUO Corp. (2,320,924) (1,244,722) (36,449) 5.0
Chailease Holding Co. Ltd. (145,181) (746,732) (99,830) 13.7
China Steel Corp. (3,035,000) (2,213,495) (163,656) 22.4
Delta Electronics, Inc. (91,000) (1,085,727) (4,445) 0.6
E Ink Holdings, Inc. (106,000) (982,602) 3,466 (0.5)
E.Sun Financial Holding Co. Ltd. (2,972,167) (2,628,935) (40,772) 5.6
Formosa Plastics Corp. (1,177,000) (1,984,045) (208,305) 28.5
Fubon Financial Holding Co. Ltd. (394,852) (1,124,130) (48,738) 6.7
Hotai Motor Co. Ltd. (68,500) (1,523,841) (131,589) 18.0
Mega Financial Holding Co. Ltd. (656,869) (815,427) (6,166) 0.8
Nan Ya Plastics Corp. (606,000) (878,469) (79,769) 10.9
Unimicron Technology Corp. (328,000) (1,489,437) (22,818) 3.1
(a) Represents less than 0.05% of swap value.

AQR Funds | N-PORT Part F | September 2024
See notes to Schedule of Investments.
(Continued)
AQR TREND TOTAL RETURN FUND (FORMERLY KNOWN AS AQR SUSTAINABLE LONG-SHORT EQUITY CARBON AWARE FUND)
Consolidated Schedule of Investments
September 30, 2024 (Unaudited)
INVESTMENTS SHARES VALUE ($)
LONG POSITIONS - 136.4%
COMMON STOCKS - 60.3%
Communication Services - 3 .2%
Diversified Telecommunication Services - 0 .9%
AT&T, Inc. (a)
2,532 55,704
Cellnex Telecom SA (Spain) (2)(a)
(b) 444 18,001
Deutsche Telekom AG (Registered)
(Germany) (2)(a) 139 4,082
Elisa OYJ (Finland) (2)(a)
772 40,927
Iridium Communications, Inc. (a)
1,332 40,560
Koninklijke KPN NV (Netherlands)
(2)(a) 18,330 74,865
Liberty Global Ltd., Class C
(Belgium) *(a) 149 3,220
Orange SA (France) (2)(a)
6,704 76,780
Telenor ASA (Norway) (a)
5,213 66,688
Telia Co. AB (Sweden) (a)
19,763 63,906
444,733
Entertainment - 0 .9%
Capcom Co. Ltd. (Japan) (2)(a)
3,000 69,972
Konami Group Corp. (Japan) (2)(a)
100 10,198
Live Nation Entertainment, Inc. *(a)
(c) 45 4,927
Netflix, Inc. *(a)
74 52,486
Nintendo Co. Ltd. (Japan) (2)(a)
300 16,035
Playtika Holding Corp. (a)
3,835 30,373
ROBLOX Corp., Class A *(a)(c)
1,244 55,059
Roku, Inc., Class A *(a)(c)
236 17,620
Sea Ltd., ADR (Singapore) *(a)(c)
414 39,032
Square Enix Holdings Co. Ltd.
(Japan) (2)(a) 2,900 115,124
Toei Animation Co. Ltd. (Japan) (2)
(a) 200 4,228
Walt Disney Co. (The) (a)
130 12,505
427,559
Interactive Media & Services - 0 .3%
Auto Trader Group plc (United
Kingdom) (2)(a)(b) 4,760 55,336
Pinterest, Inc., Class A *(a)
341 11,038
Rightmove plc (United Kingdom) (2)
(a) 678 5,604
Scout24 SE (Germany) (2)(a)(b)
530 45,632
Snap, Inc., Class A *(a)(c)
354 3,788
Ziff Davis, Inc. *(a)(c)
342 16,642
138,040
Media - 0 .7%
Comcast Corp., Class A (a)
1,419 59,272
ITV plc (United Kingdom) (2)(a)
33,977 36,493
New York Times Co. (The), Class
A (a) 788 43,868
News Corp., Class A (a)
2,046 54,485
Nexstar Media Group, Inc., Class
A (a)(c) 134 22,157
Schibsted ASA, Class A (Norway)
(a) 95 3,066
INVESTMENTS SHARES VALUE ($)
Media - 0.7% (continued)
TBS Holdings, Inc. (Japan) (2)(a)
1,200 32,844
Trade Desk, Inc. (The), Class A *(a)
(c) 233 25,548
Vivendi SE (France) (2)(a)
2,480 28,689
306,422
Wireless Telecommunication Services - 0 .4%
Freenet AG (Germany) (2)(a)
1,063 31,644
KDDI Corp. (Japan) (2)(a)
2,600 83,297
Millicom International Cellular SA,
SDR (Guatemala) (2)* 524 14,237
SoftBank Group Corp. (Japan) (2)(a)
300 17,795
Tele2 AB, Class B (Sweden) (a)
246 2,783
Vodafone Group plc (United
Kingdom) (2)(a) 36,409 36,489
186,245
Total Communication Services 1,502,999
Consumer Discretionary - 8 .3%
Automobile Components - 0 .7%
Adient plc *(a)(c)
521 11,759
Aisin Corp. (Japan) (2)(a)
600 6,667
Autoliv, Inc. (Sweden) (a)
43 4,015
BorgWarner, Inc. (a)
187 6,786
Cie Generale des Etablissements
Michelin SCA (France) (2)(a) 798 32,409
Denso Corp. (Japan) (2)(a)
300 4,510
Forvia SE (France) (2)(a)
334 3,436
Niterra Co. Ltd. (Japan) (2)(a)
1,200 33,810
Pirelli & C SpA (Italy) (2)(a)(b)
8,347 50,689
QuantumScape Corp. *(a)(c)
727 4,180
Stanley Electric Co. Ltd. (Japan) (2)
(a) 2,100 39,363
Sumitomo Electric Industries Ltd.
(Japan) (2)(a) 5,100 82,812
Valeo SE (France) (2)(a)
3,559 43,064
Yokohama Rubber Co. Ltd. (The)
(Japan) (2)(a) 800 17,981
341,481
Automobiles - 0 .3%
Ferrari NV (Italy) (2)(a)
125 58,575
General Motors Co. (a)
271 12,152
Harley-Davidson, Inc. (a)(c)
646 24,890
Honda Motor Co. Ltd. (Japan) (2)(a)
1,400 14,947
Mitsubishi Motors Corp. (Japan) (2)
(a) 1,000 2,721
Renault SA (France) (2)(a)
158 6,869
Thor Industries, Inc. (a)(c)
82 9,011
Yamaha Motor Co. Ltd. (Japan) (2)
(a) 2,200 19,813
148,978

Consolidated Schedule of Investments
September 30, 2024 (Unaudited)
AQR TREND TOTAL RETURN FUND (FORMERLY KNOWN AS AQR SUSTAINABLE LONG-SHORT EQUITY CARBON AWARE FUND)
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | September 2024

(Continued)
INVESTMENTS SHARES VALUE ($)
Broadline Retail - 0 .7%
Amazon.com, Inc. *(a)(c)
547 101,922
B&M European Value Retail SA
(United Kingdom) (2)(a) 689 3,837
Dollarama, Inc. (Canada) (a)
61 6,249
MercadoLibre, Inc. (Brazil) *
13 26,675
Ollie's Bargain Outlet Holdings, Inc.
*(a) 48 4,666
Pan Pacific International Holdings
Corp. (Japan) (2)(a) 200 5,197
Prosus NV (China) *
1,335 58,343
Rakuten Group, Inc. (Japan) (2)*(a)
3,100 20,002
Ryohin Keikaku Co. Ltd. (Japan) (2)
(a) 4,500 82,633
309,524
Distributors - 0 .0% †
Inchcape plc (United Kingdom) (2)
(a) 2,175 23,238
Diversified Consumer Services - 0 .6%
Bright Horizons Family Solutions,
Inc. *(a) 416 58,294
Duolingo, Inc., Class A *(a)
51 14,383
Grand Canyon Education, Inc. *(a)
524 74,329
H&R Block, Inc. (a)(c)
838 53,255
Pearson plc (United Kingdom) (2)(a)
5,567 75,680
275,941
Hotels, Restaurants & Leisure - 1 .8%
Aramark (a)
392 15,182
Aristocrat Leisure Ltd. (Australia)
(2)(a) 2,344 94,638
Booking Holdings, Inc. (a)
12 50,545
Cava Group, Inc. *(a)
114 14,119
Chipotle Mexican Grill, Inc., Class
A *(a) 813 46,845
Delivery Hero SE (South Korea)
(2)*(b) 147 5,949
Domino's Pizza, Inc. (a)
40 17,206
DoorDash, Inc., Class A *(a)
341 48,671
DraftKings, Inc., Class A *(a)
281 11,015
Evolution AB (Sweden) (2)(a)(b)
681 66,978
Expedia Group, Inc. *(a)
131 19,391
Flutter Entertainment plc (United
Kingdom) *(a)(c) 124 29,423
Hilton Worldwide Holdings, Inc. (a)
(c) 209 48,174
La Francaise des Jeux SAEM
(France) (2)(a)(b) 662 27,241
Light & Wonder, Inc. *(a)
390 35,385
Marriott Vacations Worldwide Corp.
(a)(c) 167 12,271
Norwegian Cruise Line Holdings
Ltd. *(a) 803 16,470
Penn Entertainment, Inc. *(a)(c)
143 2,697
Skylark Holdings Co. Ltd. (Japan)
(2)(a) 1,800 29,040
Starbucks Corp. (a)(c)
76 7,409
INVESTMENTS SHARES VALUE ($)
Hotels, Restaurants & Leisure - 1.8% (continued)
Tabcorp Holdings Ltd. (Australia)
(2)(a) 6,264 2,180
Texas Roadhouse, Inc., Class A (a)
300 52,980
Travel + Leisure Co. (a)
885 40,781
Wendy's Co. (The) (a)
3,077 53,909
Whitbread plc (United Kingdom) (2)
(a) 367 15,406
Wingstop, Inc. (a)
139 57,835
Zensho Holdings Co. Ltd. (Japan)
(2)(a) 400 22,162
843,902
Household Durables - 0 .9%
Electrolux AB, Class B (Sweden)
(2)*(a) 6,828 66,319
Haseko Corp. (Japan) (2)(a)
1,600 20,986
Lennar Corp., Class A (a)
172 32,247
Mohawk Industries, Inc. *(a)
277 44,508
Persimmon plc (United Kingdom)
(2)(a) 716 15,756
Rinnai Corp. (Japan) (2)(a)
300 7,411
Sekisui Chemical Co. Ltd. (Japan)
(2)(a) 4,800 75,052
Sony Group Corp. (Japan) (2)(a)
5,000 97,138
Toll Brothers, Inc. (a)
507 78,326
437,743
Leisure Products - 0 .4%
Bandai Namco Holdings, Inc.
(Japan) (2)(a) 3,100 70,736
Hasbro, Inc. (a)
1,152 83,313
Shimano, Inc. (Japan) (2)(a)
100 19,037
173,086
Specialty Retail - 1 .9%
ABC-Mart, Inc. (Japan) (2)(a)
2,200 46,756
Abercrombie & Fitch Co., Class A
*(a) 268 37,493
AutoNation, Inc. *(a)
66 11,809
Bath & Body Works, Inc. (a)(c)
844 26,940
Best Buy Co., Inc. (a)(c)
330 34,089
Burlington Stores, Inc. *(a)(c)
141 37,151
Carvana Co., Class A *(a)(c)
59 10,273
Gap, Inc. (The) (a)
202 4,454
H & M Hennes & Mauritz AB, Class
B (Sweden) (2)(a) 2,769 47,161
Industria de Diseno Textil SA (Spain)
(2)(a) 1,629 96,480
JB Hi-Fi Ltd. (Australia) (2)(a)
1,550 85,307
Kingfisher plc (United Kingdom) (2)
(a) 3,067 13,236
Lowe's Cos., Inc. (a)
100 27,085
Murphy USA, Inc. (a)
21 10,350
O'Reilly Automotive, Inc. *(a)
17 19,577
Penske Automotive Group, Inc. (a)
188 30,535
RH *(a)
47 15,718
Ross Stores, Inc. (a)(c)
184 27,694
Shimamura Co. Ltd. (Japan) (2)(a)
600 32,775

AQR Funds | N-PORT Part F | September 2024
See notes to Schedule of Investments.
AQR TREND TOTAL RETURN FUND (FORMERLY KNOWN AS AQR SUSTAINABLE LONG-SHORT EQUITY CARBON AWARE FUND)
Consolidated Schedule of Investments
September 30, 2024 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
Specialty Retail - 1.9% (continued)
TJX Cos., Inc. (The) (a)
210 24,683
USS Co. Ltd. (Japan) (2)(a)
8,200 77,834
Wayfair, Inc., Class A *(a)(c)
603 33,877
WH Smith plc (United Kingdom) (a)
731 14,249
Williams-Sonoma, Inc. (a)(c)
193 29,900
Zalando SE (Germany) (2)*(a)(b)
2,634 87,059
882,485
Textiles, Apparel & Luxury Goods - 1 .0%
adidas AG (Germany) (2)(a)
334 88,506
Asics Corp. (Japan) (2)(a)
4,100 86,133
Brunello Cucinelli SpA (Italy) (2)(a)
153 16,518
Carter's, Inc. (a)
133 8,642
Deckers Outdoor Corp. *(a)
42 6,697
Gildan Activewear, Inc. (Canada) (a)
180 8,473
Hermes International SCA (France)
(2)(a) 19 46,785
Pandora A/S (Denmark) (2)(a)
377 62,136
PVH Corp. (a)
158 15,931
Ralph Lauren Corp., Class A (a)
354 68,630
Tapestry, Inc. (a)
1,065 50,034
Under Armour, Inc., Class A *(a)
1,120 9,979
VF Corp. (a)(c)
617 12,309
480,773
Total Consumer Discretionary 3,917,151
Consumer Staples - 4 .0%
Beverages - 1 .0%
Anheuser-Busch InBev SA/NV
(Belgium) (2)(a) 380 25,182
Asahi Group Holdings Ltd. (Japan)
(2)(a) 4,200 55,049
Boston Beer Co., Inc. (The), Class
A *(a) 105 30,360
Carlsberg A/S, Class B (Denmark)
(2)(a) 665 79,186
Coca-Cola Co. (The) (a)
1,091 78,399
Coca-Cola Consolidated, Inc. (a)
58 76,351
Molson Coors Beverage Co., Class
B (a)(c) 618 35,547
PepsiCo, Inc. (a)(c)
323 54,926
Royal Unibrew A/S (Denmark)
(2)*(a) 352 29,532
464,532
Consumer Staples Distribution & Retail - 1 .1%
Carrefour SA (France) (2)(a)
502 8,560
Coles Group Ltd. (Australia) (2)(a)
309 3,852
Cosmos Pharmaceutical Corp.
(Japan) (2)(a) 100 5,182
Costco Wholesale Corp.
96 85,106
George Weston Ltd. (Canada) (a)
354 59,417
J Sainsbury plc (United Kingdom)
(2)(a) 15,969 63,195
Marks & Spencer Group plc (United
Kingdom) (2)(a) 14,050 70,116
INVESTMENTS SHARES VALUE ($)
Consumer Staples Distribution & Retail - 1.1% (continued)
Ocado Group plc (United Kingdom)
(2)*(a) 2,419 12,475
Sprouts Farmers Market, Inc. *(a)
197 21,751
Sundrug Co. Ltd. (Japan) (2)(a)
1,400 41,426
Sysco Corp. (a)(c)
213 16,627
Tesco plc (United Kingdom) (2)(a)
1,714 8,229
US Foods Holding Corp. *(a)
725 44,587
Walmart, Inc. (a)
1,096 88,502
529,025
Food Products - 1 .2%
AAK AB (Sweden) (2)(a)
375 12,297
Associated British Foods plc (United
Kingdom) (2)(a) 2,800 87,507
Conagra Brands, Inc. (a)
284 9,236
Danone SA (France) (2)(a)
1,022 74,442
Flowers Foods, Inc. (a)(c)
142 3,276
Freshpet, Inc. *(a)(c)
114 15,592
General Mills, Inc. (a)(c)
212 15,656
Hormel Foods Corp. (a)
315 9,985
McCormick & Co., Inc. (Non-Voting)
(a) 327 26,912
Mondelez International, Inc., Class
A (a) 384 28,289
NH Foods Ltd. (Japan) (2)(a)
1,000 37,075
Nisshin Seifun Group, Inc. (Japan)
(2)(a) 4,000 50,628
Orkla ASA (Norway) (2)(a)
3,894 36,726
Saputo, Inc. (Canada) (a)
1,039 22,425
Tate & Lyle plc (United Kingdom) (a)
5,482 50,022
Toyo Suisan Kaisha Ltd. (Japan) (2)
(a) 700 45,959
Tyson Foods, Inc., Class A (a)
97 5,777
WH Group Ltd. (Hong Kong) (2)(a)
(b) 20,500 16,146
Yamazaki Baking Co. Ltd. (Japan)
(2)(a) 900 17,833
565,783
Household Products - 0 .4%
Church & Dwight Co., Inc. (a)(c)
283 29,636
Colgate-Palmolive Co. (a)
722 74,951
Essity AB, Class B (Sweden) (a)
1,560 48,677
Procter & Gamble Co. (The) (a)
90 15,588
168,852
Personal Care Products - 0 .3%
Beiersdorf AG (Germany) (2)(a)
95 14,299
BellRing Brands, Inc. *(a)
851 51,673
Kao Corp. (Japan) (2)(a)
300 14,828
L'Oreal SA (France) (2)(a)
7 3,140
Rohto Pharmaceutical Co. Ltd.
(Japan) (2)(a) 2,200 55,065
139,005
Total Consumer Staples 1,867,197

Consolidated Schedule of Investments
September 30, 2024 (Unaudited)
AQR TREND TOTAL RETURN FUND (FORMERLY KNOWN AS AQR SUSTAINABLE LONG-SHORT EQUITY CARBON AWARE FUND)
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | September 2024

(Continued)
INVESTMENTS SHARES VALUE ($)
Energy - 0 .9%
Energy Equipment & Services - 0 .3%
Halliburton Co. (a)(c)
348 10,110
SBM Offshore NV (Netherlands) (2)
(a) 1,141 20,857
Subsea 7 SA (United Kingdom) (2)
(a) 1,697 27,403
TechnipFMC plc (United Kingdom)
(a) 2,949 77,352
Weatherford International plc (a)(c)
84 7,133
142,855
Oil, Gas & Consumable Fuels - 0 .6%
Cosmo Energy Holdings Co. Ltd.
(Japan) (2)(a) 1,000 55,167
Enbridge, Inc. (Canada) (a)
518 21,042
Gaztransport Et Technigaz SA
(France) (2)(a) 175 24,744
Harbour Energy plc (United
Kingdom) (2)(a) 1,065 3,799
HF Sinclair Corp. (a)
216 9,627
Inpex Corp. (Japan) (2)(a)
2,500 33,847
Kinder Morgan, Inc. (a)(c)
1,161 25,646
Koninklijke Vopak NV (Netherlands)
(2)(a) 703 32,626
Suncor Energy, Inc. (Canada) (a)
193 7,124
Targa Resources Corp. (a)
390 57,724
TC Energy Corp. (Canada) (a)
227 10,791
282,137
Total Energy 424,992
Financials - 8 .6%
Banks - 2 .5%
Banca Monte dei Paschi di Siena
SpA (Italy) (2)(a) 1,718 9,929
Banco de Sabadell SA (Spain) (2)(a)
27,931 59,318
Bank of America Corp. (a)
901 35,752
Bank OZK (a)
213 9,157
Barclays plc (United Kingdom) (2)(a)
10,248 30,791
BNP Paribas SA (France) (2)(a)
330 22,645
BOC Hong Kong Holdings Ltd.
(China) (2) 19,000 60,197
BOK Financial Corp. (a)
163 17,053
Canadian Imperial Bank of
Commerce (Canada) (a) 647 39,687
Citizens Financial Group, Inc. (a)
2,200 90,354
Comerica, Inc. (a)
250 14,978
Commerce Bancshares, Inc. (a)(c)
773 45,916
Cullen/Frost Bankers, Inc. (a)(c)
103 11,522
Danske Bank A/S (Denmark) (2)(a)
354 10,648
East West Bancorp, Inc. (a)
133 11,004
Fifth Third Bancorp (a)
274 11,738
First Financial Bankshares, Inc. (a)
93 3,442
Hancock Whitney Corp. (a)
1,157 59,204
Huntington Bancshares, Inc. (a)(c)
3,005 44,173
International Bancshares Corp. (a)
93 5,560
Intesa Sanpaolo SpA (Italy) (2)(a)
2,308 9,880
INVESTMENTS SHARES VALUE ($)
Banks - 2.5% (continued)
M&T Bank Corp. (a)(c)
36 6,412
NatWest Group plc (United
Kingdom) (2)(a) 8,176 37,850
PNC Financial Services Group, Inc.
(The) (a) 337 62,294
Popular, Inc.
407 40,810
Prosperity Bancshares, Inc. (a)(c)
273 19,675
Royal Bank of Canada (Canada) (a)
95 11,857
Societe Generale SA (France) (2)(a)
2,056 51,234
Sumitomo Mitsui Financial Group,
Inc. (Japan) (2)(a) 1,200 25,640
Sumitomo Mitsui Trust Holdings, Inc.
(Japan) (2)(a) 300 7,180
Synovus Financial Corp. (a)(c)
699 31,085
Texas Capital Bancshares, Inc. *(a)
(c) 915 65,386
Truist Financial Corp. (a)
1,876 80,237
UMB Financial Corp. (a)(c)
381 40,047
UniCredit SpA (Italy) (2)(a)
609 26,736
US Bancorp (a)
975 44,587
Westpac Banking Corp. (Australia)
(2)(a) 390 8,522
Zions Bancorp NA (a)
263 12,419
1,174,919
Capital Markets - 1 .5%
abrdn plc (United Kingdom) (2)(a)
17,250 37,654
Ameriprise Financial, Inc. (a)(c)
59 27,719
Amundi SA (France) (2)(a)(b)
386 28,852
Banca Generali SpA (Italy) (2)(a)
619 27,767
BlackRock, Inc. (a)
50 47,475
Blackstone, Inc. (a)(c)
124 18,988
Brookfield Corp., Class A (Canada)
(a) 318 16,889
Cboe Global Markets, Inc. (a)(c)
168 34,418
CME Group, Inc. (a)
445 98,189
Evercore, Inc., Class A (a)
270 68,402
Federated Hermes, Inc., Class B (a)
763 28,055
Hargreaves Lansdown plc (United
Kingdom) (2)(a) 645 9,613
IGM Financial, Inc. (Canada) (a)
276 8,281
Intermediate Capital Group plc
(United Kingdom) (2)(a) 3,577 106,816
Invesco Ltd. (a)
3,013 52,908
Investec plc (United Kingdom) (2)(a)
1,950 14,842
Janus Henderson Group plc (a)
132 5,025
KKR & Co., Inc. (a)
182 23,766
Man Group plc (United Kingdom)
(2)(a) 12,141 34,416
MarketAxess Holdings, Inc. (a)(c)
18 4,612
Robinhood Markets, Inc., Class A
*(a) 406 9,509
704,196

AQR Funds | N-PORT Part F | September 2024
See notes to Schedule of Investments.
AQR TREND TOTAL RETURN FUND (FORMERLY KNOWN AS AQR SUSTAINABLE LONG-SHORT EQUITY CARBON AWARE FUND)
Consolidated Schedule of Investments
September 30, 2024 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
Consumer Finance - 0 .2%
American Express Co. (a)(c)
54 14,645
Capital One Financial Corp. (a)
326 48,812
OneMain Holdings, Inc. (a)
432 20,334
SLM Corp. (a)(c)
1,123 25,683
Synchrony Financial (a)(c)
188 9,377
118,851
Financial Services - 0 .6%
Adyen NV (Netherlands) (2)*(a)(b)
3 4,697
Affirm Holdings, Inc., Class A *(a)(c)
850 34,697
Block, Inc., Class A *(a)(c)
174 11,681
Corebridge Financial, Inc. (a)
327 9,535
Corpay, Inc. *(a)
24 7,506
Essent Group Ltd. (a)
178 11,444
Fidelity National Information
Services, Inc. (a) 382 31,993
GMO Payment Gateway, Inc.
(Japan) (2)(a) 400 24,341
Jack Henry & Associates, Inc. (a)(c)
24 4,237
Mastercard, Inc., Class A (a)
68 33,578
MGIC Investment Corp. (a)
543 13,901
Nuvei Corp. (Canada) (a)(b)
200 6,669
ORIX Corp. (Japan) (2)(a)
1,600 37,438
PayPal Holdings, Inc. *(a)(c)
202 15,762
UWM Holdings Corp., Class A (a)(c)
521 4,439
Visa, Inc., Class A (a)
45 12,373
264,291
Insurance - 3 .8%
Admiral Group plc (United Kingdom)
(2)(a) 222 8,275
Ageas SA/NV (Belgium) (2)(a)
624 33,296
AIA Group Ltd. (Hong Kong) (2)(a)
13,600 118,767
Allianz SE (Registered) (Germany)
(2)(a) 129 42,431
Allstate Corp. (The) (a)
334 63,343
American International Group, Inc.
(a) 86 6,298
Assurant, Inc. (a)
103 20,483
Assured Guaranty Ltd. (a)(c)
52 4,135
Aviva plc (United Kingdom) (2)(a)
5,871 38,025
Axis Capital Holdings Ltd. (a)
966 76,903
Chubb Ltd. (a)
133 38,356
Cincinnati Financial Corp. (a)
96 13,067
CNO Financial Group, Inc. (a)
1,181 41,453
Direct Line Insurance Group plc
(United Kingdom) (2)(a) 10,460 26,240
Fidelity National Financial, Inc. (a)
407 25,258
First American Financial Corp. (a)
246 16,238
Globe Life, Inc. (a)
223 23,618
Hanover Insurance Group, Inc.
(The) (a) 249 36,879
Hartford Financial Services Group,
Inc. (The) (a) 827 97,263
Hiscox Ltd. (United Kingdom) (a)
1,501 22,997
iA Financial Corp., Inc. (Canada) (a)
542 44,925
INVESTMENTS SHARES VALUE ($)
Insurance - 3.8% (continued)
Insurance Australia Group Ltd.
(Australia) (2)(a) 4,466 22,696
Intact Financial Corp. (Canada) (a)
80 15,362
Manulife Financial Corp. (Canada)
(a) 681 20,126
Mapfre SA (Spain) (2)(a)
16,288 43,377
MetLife, Inc. (a)
494 40,745
MS&AD Insurance Group Holdings,
Inc. (Japan) (2)(a) 3,500 82,265
Muenchener Rueckversicherungs-
Gesellschaft AG in Muenchen
(Registered) (Germany) (2)(a) 65 35,818
Poste Italiane SpA (Italy) (2)(a)(b)
7,969 111,910
Principal Financial Group, Inc. (a)
166 14,259
Progressive Corp. (The) (a)
459 116,476
QBE Insurance Group Ltd.
(Australia) (2)(a) 1,224 13,976
Reinsurance Group of America, Inc.
(a) 210 45,753
SCOR SE (France) (2)(a)
757 16,934
Selective Insurance Group, Inc. (a)
(c) 398 37,133
Suncorp Group Ltd. (Australia) (2)(a)
1,822 22,752
Talanx AG (Germany) (2)(a)
34 2,866
Tokio Marine Holdings, Inc. (Japan)
(2)(a) 2,900 106,936
Travelers Cos., Inc. (The) (a)
305 71,407
Unipol Gruppo SpA (Italy) (2)(a)
1,785 21,245
Unum Group (a)
274 16,287
W R Berkley Corp. (a)
571 32,393
Willis Towers Watson plc (a)
124 36,522
Zurich Insurance Group AG
(Switzerland) (2)(a) 135 81,562
1,807,050
Total Financials 4,069,307
Health Care - 5 .1%
Biotechnology - 0 .5%
Alnylam Pharmaceuticals, Inc. *(a)
(c) 237 65,182
Argenx SE (Netherlands) (2)*(a)
73 39,470
Exact Sciences Corp. *(a)
294 20,027
Exelixis, Inc. *(a)
269 6,981
GRAIL, Inc. *(a)(c)
438 6,027
Natera, Inc. *(a)(c)
237 30,087
Ultragenyx Pharmaceutical, Inc. *(a)
896 49,773
Viking Therapeutics, Inc. *(a)(c)
200 12,662
230,209
Health Care Equipment & Supplies - 1 .4%
Abbott Laboratories (a)(c)
529 60,311
Alcon, Inc. (2)(a)
313 31,325
Align Technology, Inc. *(a)
63 16,022
Becton Dickinson & Co. (a)(c)
36 8,680
Boston Scientific Corp. *(a)
678 56,816
Cochlear Ltd. (Australia) (2)(a)
158 30,747

Consolidated Schedule of Investments
September 30, 2024 (Unaudited)
AQR TREND TOTAL RETURN FUND (FORMERLY KNOWN AS AQR SUSTAINABLE LONG-SHORT EQUITY CARBON AWARE FUND)
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | September 2024

(Continued)
INVESTMENTS SHARES VALUE ($)
Health Care Equipment & Supplies - 1.4% (continued)
ConvaTec Group plc (United
Kingdom) (2)(a)(b) 6,262 19,019
Cooper Cos., Inc. (The) *(a)
634 69,956
Demant A/S (Denmark) (2)*(a)
362 14,093
Dexcom, Inc. *(a)
75 5,028
Elekta AB, Class B (Sweden) (2)(a)
2,117 15,092
Getinge AB, Class B (Sweden) (2)
(a) 955 20,553
Hologic, Inc. *(a)(c)
361 29,407
Hoya Corp. (Japan) (2)(a)
100 13,850
IDEXX Laboratories, Inc. *(a)
58 29,303
Inspire Medical Systems, Inc. *(a)(c)
264 55,717
Intuitive Surgical, Inc. *(a)
39 19,160
Olympus Corp. (Japan) (2)(a)
200 3,802
Penumbra, Inc. *(a)(c)
18 3,498
QuidelOrtho Corp. *(a)
729 33,242
ResMed, Inc. (a)
171 41,745
Siemens Healthineers AG
(Germany) (2)(a)(b) 68 4,084
Solventum Corp. *(a)(c)
73 5,090
Sonova Holding AG (Registered)
(Switzerland) (2)(a) 86 30,977
Stryker Corp. (a)(c)
8 2,890
Teleflex, Inc. (a)
145 35,861
Ypsomed Holding AG (Registered)
(Switzerland) (2)(a) 9 4,389
660,657
Health Care Providers & Services - 0 .8%
Alfresa Holdings Corp. (Japan) (2)
(a) 1,800 28,472
Cardinal Health, Inc. (a)
302 33,377
Chemed Corp. (a)(c)
5 3,005
Elevance Health, Inc. (a)
44 22,880
Encompass Health Corp. (a)
439 42,425
Fresenius Medical Care AG
(Germany) (2)(a) 492 20,906
HCA Healthcare, Inc. (a)(c)
206 83,724
Labcorp Holdings, Inc. (a)
19 4,246
Medipal Holdings Corp. (Japan) (2)
(a) 2,200 38,344
Quest Diagnostics, Inc. (a)
20 3,105
Tenet Healthcare Corp. *(a)
439 72,962
Universal Health Services, Inc.,
Class B (a) 187 42,825
396,271
Health Care Technology - 0 .3%
Pro Medicus Ltd. (Australia) (2)(a)
738 90,837
Veeva Systems, Inc., Class A *(a)
222 46,591
137,428
Life Sciences Tools & Services - 0 .8%
10X Genomics, Inc., Class A *(a)(c)
1,026 23,167
Bruker Corp. (a)
779 53,798
Illumina, Inc. *(a)
339 44,209
IQVIA Holdings, Inc. *(a)
211 50,000
INVESTMENTS SHARES VALUE ($)
Life Sciences Tools & Services - 0.8% (continued)
Lonza Group AG (Registered)
(Switzerland) (2)(a) 92 58,382
Medpace Holdings, Inc. *(a)(c)
234 78,109
Mettler-Toledo International, Inc.
*(a)(c) 19 28,494
Sotera Health Co. *(a)(c)
1,337 22,328
Thermo Fisher Scientific, Inc. (a)(c)
56 34,640
393,127
Pharmaceuticals - 1 .3%
Astellas Pharma, Inc. (Japan) (2)(a)
1,500 17,336
Bristol-Myers Squibb Co. (a)
856 44,289
Eli Lilly & Co. (a)
58 51,385
GSK plc (2)(a)
6,293 128,132
Intra-Cellular Therapies, Inc. *(a)(c)
290 21,219
Ipsen SA (France) (2)(a)
230 28,332
Novartis AG (Registered)
(Switzerland) (2)(a) 584 67,243
Novo Nordisk A/S, Class B
(Denmark) (2)(a) 748 88,721
Otsuka Holdings Co. Ltd. (Japan)
(2)(a) 500 28,400
Pfizer, Inc. (a)
178 5,151
Santen Pharmaceutical Co. Ltd.
(Japan) (2)(a) 5,800 70,408
UCB SA (Belgium) (2)(a)
75 13,539
Zoetis, Inc., Class A (a)(c)
123 24,032
588,187
Total Health Care 2,405,879
Industrials - 13 .0%
Aerospace & Defense - 1 .4%
Airbus SE (France) (2)(a)
326 47,712
BWX Technologies, Inc. (a)
40 4,348
Curtiss-Wright Corp. (a)
38 12,490
Dassault Aviation SA (France) (2)(a)
59 12,183
GE Aerospace (a)(c)
345 65,060
General Dynamics Corp. (a)(c)
61 18,434
Hexcel Corp. (a)
251 15,519
Howmet Aerospace, Inc. (a)(c)
912 91,428
Kongsberg Gruppen ASA (Norway)
(2)(a) 805 78,632
Lockheed Martin Corp. (a)(c)
90 52,610
Northrop Grumman Corp. (a)
28 14,786
Rheinmetall AG (Germany) (2)(a)
16 8,698
Rolls-Royce Holdings plc (United
Kingdom) (2)*(a) 13,313 94,223
Safran SA (France) (2)(a)
308 72,480
Textron, Inc. (a)
272 24,094
Thales SA (France) (2)(a)
139 22,092
TransDigm Group, Inc. (a)
11 15,698
Woodward, Inc. (a)
164 28,128
678,615

AQR Funds | N-PORT Part F | September 2024
See notes to Schedule of Investments.
AQR TREND TOTAL RETURN FUND (FORMERLY KNOWN AS AQR SUSTAINABLE LONG-SHORT EQUITY CARBON AWARE FUND)
Consolidated Schedule of Investments
September 30, 2024 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
Air Freight & Logistics - 0 .3%
Expeditors International of
Washington, Inc. (a)(c) 169 22,206
International Distribution Services
plc (United Kingdom) (a) 7,488 34,278
NIPPON EXPRESS HOLDINGS,
Inc. (Japan) (2)(a) 1,300 68,467
124,951
Building Products - 1 .0%
Allegion plc (a)
35 5,101
Assa Abloy AB, Class B (Sweden)
(2)(a) 153 5,155
AZEK Co., Inc. (The), Class A *(a)(c)
308 14,414
Belimo Holding AG (Registered)
(Switzerland) (2)(a) 68 48,546
Builders FirstSource, Inc. *(a)
92 17,835
Carlisle Cos., Inc. (a)(c)
85 38,229
Geberit AG (Registered)
(Switzerland) (2)(a) 40 26,112
Johnson Controls International plc
(a) 472 36,632
Lennox International, Inc. (a)
125 75,536
Lixil Corp. (Japan) (2)(a)
4,100 49,133
Masco Corp. (a)
772 64,802
Sanwa Holdings Corp. (Japan) (2)
(a) 1,000 26,622
Trane Technologies plc (a)
212 82,411
UFP Industries, Inc. (a)
24 3,149
493,677
Commercial Services & Supplies - 0 .8%
Brambles Ltd. (Australia) (2)(a)
5,540 72,717
Cintas Corp. (a)(c)
572 117,763
Clean Harbors, Inc. *(a)
80 19,337
Copart, Inc. *(a)(c)
326 17,082
ISS A/S (Denmark) (2)(a)
1,935 38,619
Sohgo Security Services Co. Ltd.
(Japan) (2)(a) 5,300 38,572
SPIE SA (France) (2)(a)
983 37,589
TOPPAN Holdings, Inc. (Japan) (2)
(a) 100 2,976
Waste Connections, Inc. (a)
71 12,696
357,351
Construction & Engineering - 0 .9%
ACS Actividades de Construccion y
Servicios SA (Spain) (2)(a) 445 20,540
AECOM (a)
520 53,700
AtkinsRealis Group, Inc. (Canada)
(a) 1,224 49,731
Bouygues SA (France) (2)(a)
1,680 56,232
Comfort Systems USA, Inc. (a)
138 53,868
Kinden Corp. (Japan) (2)(a)
300 6,641
MasTec, Inc. *(a)
464 57,118
Obayashi Corp. (Japan) (2)(a)
500 6,372
Shimizu Corp. (Japan) (2)(a)
400 2,757
Vinci SA (France) (2)(a)
348 40,680
INVESTMENTS SHARES VALUE ($)
Construction & Engineering - 0.9% (continued)
Worley Ltd. (Australia) (2)(a)
6,311 64,317
411,956
Electrical Equipment - 1 .2%
ABB Ltd. (Registered) (Switzerland)
(2)(a) 621 36,028
Acuity Brands, Inc. (a)
28 7,711
Eaton Corp. plc (a)
162 53,693
EnerSys (a)
218 22,247
Fujikura Ltd. (Japan) (2)(a)
1,900 64,562
GE Vernova, Inc. *(a)
113 28,813
Hubbell, Inc., Class B (a)
23 9,852
Legrand SA (France) (2)(a)
363 41,820
nVent Electric plc (a)(c)
116 8,150
Prysmian SpA (Italy) (2)(a)
921 67,010
Schneider Electric SE (2)(a)
472 124,423
Signify NV (2)(a)(b)
1,238 29,204
Vertiv Holdings Co., Class A (a)
294 29,250
Vestas Wind Systems A/S
(Denmark) (2)*(a) 1,660 36,526
559,289
Ground Transportation - 0 .5%
Aurizon Holdings Ltd. (Australia) (2)
(a) 6,308 15,346
Grab Holdings Ltd., Class A
(Singapore) *(a)(c) 12,699 48,256
JB Hunt Transport Services, Inc. (a)
(c) 132 22,748
Keio Corp. (Japan) (2)(a)
900 21,475
Kyushu Railway Co. (Japan) (2)(a)
3,200 92,061
Lyft, Inc., Class A *(a)
874 11,144
Ryder System, Inc. (a)
163 23,765
Seibu Holdings, Inc. (Japan) (2)(a)
500 11,123
TFI International, Inc. (Canada) (a)
29 3,972
West Japan Railway Co. (Japan)
(2)(a) 300 5,697
255,587
Industrial Conglomerates - 0 .7%
3M Co. (a)
572 78,192
DCC plc (United Kingdom) (2)(a)
429 29,288
Hikari Tsushin, Inc. (Japan) (2)(a)
300 66,816
Hitachi Ltd. (Japan) (2)(a)
3,200 84,855
Siemens AG (Registered)
(Germany) (2)(a) 132 26,705
Smiths Group plc (United Kingdom)
(2)(a) 762 17,124
Swire Pacific Ltd., Class A (Hong
Kong) (2)(a) 4,500 38,373
341,353
Machinery - 3 .0%
Alfa Laval AB (Sweden) (2)(a)
388 18,653
Allison Transmission Holdings, Inc.
(a) 725 69,651
Alstom SA (France) (2)*(a)
1,383 28,734
Amada Co. Ltd. (Japan) (2)(a)
3,200 32,671

Consolidated Schedule of Investments
September 30, 2024 (Unaudited)
AQR TREND TOTAL RETURN FUND (FORMERLY KNOWN AS AQR SUSTAINABLE LONG-SHORT EQUITY CARBON AWARE FUND)
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | September 2024

(Continued)
INVESTMENTS SHARES VALUE ($)
Machinery - 3.0% (continued)
Atlas Copco AB, Class A (Sweden)
(2)(a) 1,903 36,881
Crane Co. (a)(c)
96 15,195
Cummins, Inc. (a)
54 17,485
DMG Mori Co. Ltd. (Japan) (2)(a)
1,900 40,527
Donaldson Co., Inc. (a)
346 25,500
Ebara Corp. (Japan) (2)(a)
1,500 24,586
Flowserve Corp. (a)
1,372 70,919
GEA Group AG (Germany) (2)(a)
1,069 52,431
Georg Fischer AG (Registered)
(Switzerland) (2)(a) 385 29,141
IHI Corp. (Japan) (2)(a)
2,800 146,844
Illinois Tool Works, Inc. (a)(c)
95 24,897
IMI plc (United Kingdom) (2)(a)
624 15,182
ITT, Inc. (a)
303 45,302
Kawasaki Heavy Industries Ltd.
(Japan) (2)(a) 100 4,099
KION Group AG (Germany) (2)(a)
503 19,861
Knorr-Bremse AG (Germany) (2)(a)
117 10,425
Kurita Water Industries Ltd. (Japan)
(2)(a) 100 4,327
Lincoln Electric Holdings, Inc. (a)(c)
39 7,489
MISUMI Group, Inc. (Japan) (2)(a)
2,100 38,092
Mitsubishi Heavy Industries Ltd.
(Japan) (2)(a) 1,600 23,910
NGK Insulators Ltd. (Japan) (2)(a)
4,000 52,608
Otis Worldwide Corp. (a)(c)
367 38,146
Parker-Hannifin Corp. (a)
121 76,450
Pentair plc (a)
672 65,715
Rotork plc (United Kingdom) (2)(a)
5,941 26,605
Sandvik AB (Sweden) (2)(a)
598 13,382
Stanley Black & Decker, Inc. (a)(c)
176 19,383
Techtronic Industries Co. Ltd. (Hong
Kong) (2)(a) 2,000 29,857
Trelleborg AB, Class B (Sweden)
(2)(a) 127 4,888
VAT Group AG (Switzerland) (2)(a)
(b) 19 9,717
Wartsila OYJ Abp (Finland) (2)(a)
3,149 70,464
Watts Water Technologies, Inc.,
Class A (a)(c) 14 2,901
Weir Group plc (The) (United
Kingdom) (2)(a) 2,046 59,455
Westinghouse Air Brake
Technologies Corp. (a) 500 90,885
Yangzijiang Shipbuilding Holdings
Ltd. (China) (2) 22,800 43,516
1,406,774
Marine Transportation - 0 .0% †
Kirby Corp. *(a)
37 4,530
Nippon Yusen KK (Japan) (2)(a)
100 3,673
8,203
Passenger Airlines - 0 .4%
Alaska Air Group, Inc. *(a)
965 43,628
Delta Air Lines, Inc. (a)(c)
1,639 83,245
easyJet plc (United Kingdom) (2)(a)
8,562 59,628
INVESTMENTS SHARES VALUE ($)
Passenger Airlines - 0.4% (continued)
United Airlines Holdings, Inc. *(a)
406 23,166
209,667
Professional Services - 1 .9%
Arcadis NV (Netherlands) (2)(a)
804 55,747
Automatic Data Processing, Inc. (a)
(c) 107 29,610
BayCurrent, Inc. (Japan) (2)(a)
500 18,361
Booz Allen Hamilton Holding Corp.,
Class A (a) 27 4,395
Broadridge Financial Solutions, Inc.
(a) 313 67,304
CACI International, Inc., Class A *(a)
66 33,301
Computershare Ltd. (Australia) (2)
(a) 705 12,290
Experian plc (2)(a)
475 25,018
Intertek Group plc (United Kingdom)
(2)(a) 1,496 103,430
Jacobs Solutions, Inc. (a)(c)
233 30,500
Leidos Holdings, Inc. (a)
409 66,667
ManpowerGroup, Inc. (a)
549 40,362
Parsons Corp. *(a)
461 47,796
Paycor HCM, Inc. *(a)(c)
1,009 14,318
Persol Holdings Co. Ltd. (Japan)
(2)(a) 35,000 63,075
Recruit Holdings Co. Ltd. (Japan)
(2)(a) 1,000 60,752
RELX plc (United Kingdom) (2)(a)
381 17,989
SGS SA (Registered) (Switzerland)
(2)(a) 160 17,866
SS&C Technologies Holdings, Inc.
(a) 376 27,903
TransUnion (a)
843 88,262
Verisk Analytics, Inc., Class A (a)
131 35,103
Wolters Kluwer NV (Netherlands)
(2)(a) 107 18,048
878,097
Trading Companies & Distributors - 0 .6%
AddTech AB, Class B (Sweden) (2)
(a) 393 11,782
Applied Industrial Technologies, Inc.
(a) 35 7,810
DKSH Holding AG (Switzerland) (2)
(a) 249 19,805
Fastenal Co. (a)(c)
208 14,855
Ferguson Enterprises, Inc. (a)
54 10,723
Finning International, Inc. (Canada)
(a) 1,098 36,038
Howden Joinery Group plc (United
Kingdom) (2)(a) 5,375 65,319
ITOCHU Corp. (Japan) (2)(a)
100 5,390
MonotaRO Co. Ltd. (Japan) (2)(a)
300 5,002
United Rentals, Inc. (a)(c)
37 29,960
WESCO International, Inc. (a)
133 22,341
WW Grainger, Inc. (a)
58 60,251
289,276

AQR Funds | N-PORT Part F | September 2024
See notes to Schedule of Investments.
AQR TREND TOTAL RETURN FUND (FORMERLY KNOWN AS AQR SUSTAINABLE LONG-SHORT EQUITY CARBON AWARE FUND)
Consolidated Schedule of Investments
September 30, 2024 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
Transportation Infrastructure - 0 .3%
Aena SME SA (Spain) (2)(a)(b)
550 120,822
Qube Holdings Ltd. (Australia) (2)(a)
4,867 13,209
134,031
Total Industrials 6,148,827
Information Technology - 7 .7%
Communications Equipment - 0 .3%
Arista Networks, Inc. *(a)
199 76,380
Motorola Solutions, Inc. (a)(c)
116 52,157
Nokia OYJ (Finland) (2)(a)
2,099 9,164
Telefonaktiebolaget LM Ericsson,
Class B (Sweden) (2)(a) 1,385 10,466
Ubiquiti, Inc. (a)
40 8,869
157,036
Electronic Equipment, Instruments & Components - 1 .2%
Amphenol Corp., Class A (a)
1,365 88,943
Celestica, Inc. (Canada) *(a)
992 50,713
Coherent Corp. *(a)(c)
318 28,273
Corning, Inc. (a)
1,021 46,098
Hexagon AB, Class B (Sweden) (2)
(a) 1,393 15,004
Hirose Electric Co. Ltd. (Japan) (2)
(a) 500 63,808
Keyence Corp. (Japan) (2)(a)
200 95,853
Murata Manufacturing Co. Ltd.
(Japan) (2)(a) 600 11,873
Novanta, Inc. *(a)(c)
24 4,294
TD SYNNEX Corp. (a)
163 19,573
TDK Corp. (Japan) (2)(a)
500 6,387
Trimble, Inc. *(a)(c)
478 29,679
Yokogawa Electric Corp. (Japan)
(2)(a) 1,800 46,125
Zebra Technologies Corp., Class A
*(a)(c) 89 32,959
539,582
IT Services - 1 .0%
Amentum Holdings, Inc. *
233 7,514
Cloudflare, Inc., Class A *(a)(c)
280 22,649
Fujitsu Ltd. (Japan) (2)(a)
5,000 102,797
Gartner, Inc. *(a)(c)
172 87,163
GoDaddy, Inc., Class A *(a)(c)
131 20,538
International Business Machines
Corp. (a)(c) 65 14,370
Kyndryl Holdings, Inc. *(a)
636 14,615
MongoDB, Inc., Class A *(a)(c)
30 8,111
Otsuka Corp. (Japan) (2)(a)
2,900 71,621
SCSK Corp. (Japan) (2)(a)
200 4,147
Shopify, Inc., Class A (Canada) *(a)
330 26,438
TE Connectivity plc (Ireland) (a)
65 9,814
Twilio, Inc., Class A *(a)
343 22,371
VeriSign, Inc. *(a)
347 65,916
478,064
INVESTMENTS SHARES VALUE ($)
Semiconductors & Semiconductor Equipment - 1 .4%
Advantest Corp. (Japan) (2)(a)
300 14,109
Amkor Technology, Inc. (a)
83 2,540
ASM International NV (Netherlands)
(2)(a) 29 19,133
ASMPT Ltd. (Hong Kong) (2)(a)
300 3,647
Broadcom, Inc. (a)(c)
869 149,902
Disco Corp. (Japan) (2)(a)
100 26,343
Entegris, Inc. (a)(c)
47 5,289
First Solar, Inc. *(a)(c)
16 3,991
KLA Corp. (a)
61 47,239
Lam Research Corp. (a)(c)
22 17,954
Marvell Technology, Inc. (a)(c)
548 39,522
Monolithic Power Systems, Inc. (a)
(c) 68 62,866
NVIDIA Corp. (a)
837 101,645
NXP Semiconductors NV (China)
(a)(c) 183 43,922
Onto Innovation, Inc. *(a)(c)
312 64,759
QUALCOMM, Inc. (a)(c)
40 6,802
Shinko Electric Industries Co. Ltd.
(Japan) (2)*(a) 400 15,298
Tokyo Electron Ltd. (Japan) (2)(a)
200 35,667
Universal Display Corp. (a)(c)
55 11,544
672,172
Software - 3 .3%
Appfolio, Inc., Class A *(a)
213 50,140
AppLovin Corp., Class A *(a)
307 40,079
CommVault Systems, Inc. *(a)
595 91,541
Constellation Software, Inc.
(Canada) (a) 8 26,027
Crowdstrike Holdings, Inc., Class A
*(a)(c) 76 21,316
Descartes Systems Group, Inc.
(The) (Canada) *(a) 197 20,272
Dynatrace, Inc. *(a)
534 28,553
Fair Isaac Corp. *(a)(c)
23 44,701
Fortinet, Inc. *(a)
1,127 87,399
Gen Digital, Inc. (a)(c)
162 4,444
Gitlab, Inc., Class A *(a)
1,175 60,559
Guidewire Software, Inc. *(a)
454 83,055
HubSpot, Inc. *(a)(c)
94 49,970
Manhattan Associates, Inc. *(a)
375 105,517
Nemetschek SE (Germany) (2)(a)
243 25,257
Nutanix, Inc., Class A *(a)
1,170 69,322
Oracle Corp. (a)(c)
594 101,218
Oracle Corp. Japan (Japan) (2)(a)
600 61,946
Palantir Technologies, Inc., Class A
*(a)(c) 728 27,081
Palo Alto Networks, Inc. *(a)
55 18,799
Pegasystems, Inc. (a)
308 22,512
Qualys, Inc. *(a)
221 28,390
Samsara, Inc., Class A *(a)(c)
628 30,219
SAP SE (Germany) (2)(a)
278 63,588
SentinelOne, Inc., Class A *(a)(c)
480 11,481
ServiceNow, Inc. *(a)
76 67,974
Smartsheet, Inc., Class A *(a)
1,174 64,993

Consolidated Schedule of Investments
September 30, 2024 (Unaudited)
AQR TREND TOTAL RETURN FUND (FORMERLY KNOWN AS AQR SUSTAINABLE LONG-SHORT EQUITY CARBON AWARE FUND)
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | September 2024

(Continued)
INVESTMENTS SHARES VALUE ($)
Software - 3.3% (continued)
TeamViewer SE (Germany) (2)*(a)
(b) 2,732 34,881
Teradata Corp. *(a)
1,350 40,959
Trend Micro, Inc. (Japan) (2)(a)
1,500 89,063
UiPath, Inc., Class A *(a)(c)
997 12,761
WiseTech Global Ltd. (Australia) (2)
(a) 32 3,030
Xero Ltd. (New Zealand) (2)*(a)
166 17,159
Zoom Video Communications, Inc.,
Class A *(a) 682 47,563
1,551,769
Technology Hardware, Storage & Peripherals - 0 .5%
Apple, Inc. (a)(c)
211 49,163
Canon, Inc. (Japan) (2)(a)
600 19,761
Dell Technologies, Inc., Class C (a)
(c) 280 33,191
Logitech International SA
(Registered) (Switzerland) (2)(a) 638 57,140
NetApp, Inc. (a)
588 72,624
Pure Storage, Inc., Class A *(a)(c)
223 11,204
243,083
Total Information Technology 3,641,706
Materials - 5 .1%
Chemicals - 3 .0%
Akzo Nobel NV (Netherlands) (2)(a)
1,033 72,972
Arkema SA (France) (2)(a)
62 5,905
Asahi Kasei Corp. (Japan) (2)(a)
5,100 38,665
Ashland, Inc. (a)
55 4,783
Avient Corp. (a)
677 34,067
Axalta Coating Systems Ltd. *(a)
1,908 69,051
BASF SE (Germany) (2)(a)
283 15,000
DSM-Firmenich AG (Switzerland)
(2)(a) 415 57,273
DuPont de Nemours, Inc. (a)
631 56,228
Ecolab, Inc. (a)
225 57,449
Element Solutions, Inc. (a)(c)
1,749 47,503
Evonik Industries AG (Germany) (2)
(a) 4,047 94,738
Givaudan SA (Registered)
(Switzerland) (2)(a) 22 120,704
Huntsman Corp. (a)(c)
2,456 59,435
International Flavors & Fragrances,
Inc. (a) 614 64,427
Johnson Matthey plc (United
Kingdom) (2)(a) 1,573 32,078
Kuraray Co. Ltd. (Japan) (2)(a)
3,000 44,578
LANXESS AG (Germany) (2)(a)
572 18,107
Mitsubishi Gas Chemical Co., Inc.
(Japan) (2)(a) 2,000 38,996
Novonesis (Novozymes), Class B
(Denmark) (2)(a) 662 47,661
PPG Industries, Inc. (a)
78 10,332
Resonac Holdings Corp. (Japan)
(2)(a) 1,000 25,992
Scotts Miracle-Gro Co. (The) (a)
837 72,568
INVESTMENTS SHARES VALUE ($)
Chemicals - 3.0% (continued)
Sherwin-Williams Co. (The) (a)
300 114,501
Shin-Etsu Chemical Co. Ltd. (Japan)
(2)(a) 800 33,432
Sika AG (Registered) (Switzerland)
(2)(a) 240 79,552
Solvay SA (Belgium) (2)(a)
806 31,575
Symrise AG, Class A (Germany) (2)
(a) 256 35,428
Toray Industries, Inc. (Japan) (2)(a)
4,500 26,576
1,409,576
Construction Materials - 0 .4%
CRH plc (a)
174 16,137
CRH plc (2)(a)
365 33,405
Eagle Materials, Inc. (a)(c)
80 23,012
Holcim AG (2)(a)
308 30,163
James Hardie Industries plc,
CHESS (2)*(a) 1,622 64,455
Knife River Corp. *(a)
87 7,777
Vulcan Materials Co. (a)
87 21,787
196,736
Containers & Packaging - 0 .7%
Amcor plc (a)(c)
2,275 25,776
Ball Corp. (a)(c)
229 15,551
Berry Global Group, Inc. (a)
780 53,024
Billerud Aktiebolag (Sweden) (2)(a)
545 6,253
CCL Industries, Inc., Class B
(Canada) (a) 64 3,902
Crown Holdings, Inc. (a)
916 87,826
Packaging Corp. of America (a)
399 85,944
Sealed Air Corp. (a)
981 35,610
Sonoco Products Co. (a)
309 16,881
Verallia SA (France) (2)(a)(b)
346 10,127
340,894
Metals & Mining - 0 .6%
Acerinox SA (Spain) (2)(a)
4,103 44,122
Agnico Eagle Mines Ltd. (Canada)
(a) 185 14,903
Alamos Gold, Inc., Class A (Canada)
(a) 2,178 43,401
Alcoa Corp. (a)(c)
121 4,668
Aperam SA (Luxembourg) (2)
671 21,034
ATI, Inc. *(a)(c)
100 6,691
Evolution Mining Ltd. (Australia) (2)
(a) 3,310 10,546
Kinross Gold Corp. (Canada) (a)
2,902 27,186
Norsk Hydro ASA (Norway) (2)(a)
499 3,224
Northern Star Resources Ltd.
(Australia) (2)(a) 1,817 19,904
Pan American Silver Corp. (Canada)
(a) 138 2,881
Royal Gold, Inc. (a)
652 91,476
Wheaton Precious Metals Corp.
(Brazil) 199 12,154
302,190

AQR Funds | N-PORT Part F | September 2024
See notes to Schedule of Investments.
AQR TREND TOTAL RETURN FUND (FORMERLY KNOWN AS AQR SUSTAINABLE LONG-SHORT EQUITY CARBON AWARE FUND)
Consolidated Schedule of Investments
September 30, 2024 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
Paper & Forest Products - 0 .4%
Louisiana-Pacific Corp. (a)
640 68,774
Mondi plc (Austria) (2)(a)
1,340 25,561
Oji Holdings Corp. (Japan) (2)(a)
17,200 68,907
UPM-Kymmene OYJ (Finland) (2)(a)
282 9,440
West Fraser Timber Co. Ltd.
(Canada) (a) 99 9,646
182,328
Total Materials 2,431,724
Real Estate - 1 .7%
Health Care REITs - 0 .5%
Alexandria Real Estate Equities,
Inc., REIT (a)(c) 130 15,437
Healthcare Realty Trust, Inc., REIT
(a)(c) 668 12,124
Healthpeak Properties, Inc., REIT
(a) 1,734 39,657
Medical Properties Trust, Inc., REIT
(a)(c) 747 4,370
Omega Healthcare Investors, Inc.,
REIT (a) 861 35,043
Sabra Health Care REIT, Inc., REIT
(a) 2,182 40,607
Ventas, Inc., REIT (a)
808 51,817
Welltower, Inc., REIT (a)
283 36,232
235,287
Hotel & Resort REITs - 0 .0% †
Park Hotels & Resorts, Inc., REIT
(a)(c) 1,881 26,522
Industrial REITs - 0 .1%
Americold Realty Trust, Inc., REIT
(a) 1,741 49,218
EastGroup Properties, Inc., REIT (a)
41 7,660
Prologis, Inc., REIT (a)(c)
75 9,471
66,349
Office REITs - 0 .2%
BXP, Inc., REIT (a)(c)
171 13,759
COPT Defense Properties, REIT (a)
2,701 81,921
Cousins Properties, Inc., REIT (a)
406 11,969
107,649
Real Estate Management & Development - 0 .3%
CBRE Group, Inc., Class A *(a)
244 30,373
CK Asset Holdings Ltd. (Hong Kong)
(2)(a) 10,000 43,536
Jones Lang LaSalle, Inc. *(a)
45 12,141
Swire Properties Ltd. (Hong Kong)
(2)(a) 20,800 42,311
128,361
INVESTMENTS SHARES VALUE ($)
Residential REITs - 0 .1%
AvalonBay Communities, Inc., REIT
(a) 37 8,334
Invitation Homes, Inc., REIT (a)(c)
131 4,619
UDR, Inc., REIT (a)
304 13,784
26,737
Retail REITs - 0 .1%
Brixmor Property Group, Inc., REIT
(a) 304 8,469
Kimco Realty Corp., REIT (a)(c)
194 4,505
NNN REIT, Inc., REIT (a)(c)
73 3,540
Simon Property Group, Inc., REIT
(a) 149 25,184
41,698
Specialized REITs - 0 .4%
American Tower Corp., REIT (a)
88 20,465
EPR Properties, REIT (a)
593 29,081
Iron Mountain, Inc., REIT (a)(c)
365 43,373
Lamar Advertising Co., Class A,
REIT (a)(c) 140 18,704
Public Storage, REIT (a)(c)
116 42,209
SBA Communications Corp., REIT
(a) 67 16,127
169,959
Total Real Estate 802,562
Utilities - 2 .7%
Electric Utilities - 1 .4%
American Electric Power Co., Inc.
(a)(c) 198 20,315
Constellation Energy Corp. (a)(c)
103 26,782
Duke Energy Corp. (a)(c)
444 51,193
Edison International (a)
915 79,687
Enel SpA (Italy) (2)(a)
9,472 75,660
Eversource Energy (a)(c)
1,271 86,492
Fortis, Inc. (Canada) (a)
161 7,315
Fortum OYJ (Finland) (2)(a)
660 10,861
Iberdrola SA (Spain) (2)(a)
3,349 51,773
Kyushu Electric Power Co., Inc.
(Japan) (2)(a) 3,400 37,170
NRG Energy, Inc. (a)
117 10,659
PG&E Corp. (a)
1,394 27,559
Power Assets Holdings Ltd. (Hong
Kong) (2)(a) 1,500 9,562
PPL Corp. (a)
577 19,087
Southern Co. (The) (a)(c)
209 18,848
Xcel Energy, Inc. (a)
2,048 133,734
666,697
Gas Utilities - 0 .5%
Atmos Energy Corp. (a)
325 45,081
Italgas SpA (Italy) (2)(a)
11,009 66,550
New Jersey Resources Corp. (a)
1,440 67,968
Osaka Gas Co. Ltd. (Japan) (2)(a)
1,000 22,552
Spire, Inc. (a)
281 18,908

Consolidated Schedule of Investments
September 30, 2024 (Unaudited)
AQR TREND TOTAL RETURN FUND (FORMERLY KNOWN AS AQR SUSTAINABLE LONG-SHORT EQUITY CARBON AWARE FUND)
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | September 2024

(Continued)
INVESTMENTS SHARES VALUE ($)
Gas Utilities - 0.5% (continued)
UGI Corp. (a)(c)
1,525 38,156
259,215
Independent Power and Renewable Electricity Producers - 0 .1%
AES Corp. (The) (a)
737 14,784
ERG SpA (Italy) (2)(a)
1,329 36,446
Vistra Corp. (a)
56 6,638
57,868
Multi-Utilities - 0 .6%
Consolidated Edison, Inc. (a)
395 41,132
Dominion Energy, Inc. (a)
1,200 69,348
DTE Energy Co. (a)
230 29,534
E.ON SE (Germany) (2)(a)
849 12,643
NiSource, Inc. (a)
2,387 82,710
Veolia Environnement SA (France)
(2)(a) 804 26,470
261,837
Water Utilities - 0 .1%
Essential Utilities, Inc. (a)(c) 626 24,145
Total Utilities 1,269,762
TOTAL COMMON STOCKS
(Cost $27,480,310) 28,482,106
SHORT-TERM INVESTMENTS - 76.1%
INVESTMENT COMPANIES - 62 .7%
Goldman Sachs Financial Square
Funds - Treasury Instruments Fund,
Institutional Shares, 4.75% (d)(e) 229,783 229,783
Limited Purpose Cash Investment
Fund, 4.90% (d) 29,398,929 29,390,109
TOTAL INVESTMENT COMPANIES
(Cost $29,616,230) 29,619,892
PRINCIPAL
AMOUNT
U.S. TREASURY OBLIGATIONS - 13 .4%
U.S. Treasury Bills
5.21%, 1/9/2025 (2)(f) $ 4,886,000 4,825,668
5.11%, 1/16/2025 (2)(f) 344,000 339,428
5.12%, 1/23/2025 (2)(f) 1,191,000 1,174,278
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $6,328,136) 6,339,374
TOTAL SHORT-TERM INVESTMENTS
(Cost $35,944,366) 35,959,266
TOTAL LONG POSITIONS
(Cost $63,424,676) 64,441,372
INVESTMENTS SHARES VALUE ($)
SHORT POSITIONS - (60.9)%
COMMON STOCKS - (60.4)%
Communication Services - ( 2 .8 ) %
Diversified Telecommunication Services - ( 0 .5 ) %
BCE, Inc. (Canada)
(536) (18,635)
BT Group plc (United Kingdom) (2)
(10,094) (20,007)
Infrastrutture Wireless Italiane SpA
(Italy) (2)(b) (5,422) (66,687)
Nippon Telegraph & Telephone
Corp. (Japan) (2) (54,400) (55,770)
Swisscom AG (Registered)
(Switzerland) (2) (53) (34,636)
Telecom Italia SpA (Italy) (2)
(52,254) (14,528)
Telefonica SA (Spain) (2)
(2,312) (11,311)
Telstra Group Ltd. (Australia) (2)
(2,866) (7,671)
(229,245)
Entertainment - ( 0 .8 ) %
Bollore SE (France) (2)
(3,339) (22,288)
CTS Eventim AG & Co. KGaA
(Germany) (2) (446) (46,440)
Electronic Arts, Inc.
(220) (31,557)
Embracer Group AB, Class B
(Sweden) (2) (12,679) (32,935)
Madison Square Garden Sports
Corp., Class A (210) (43,735)
Nexon Co. Ltd. (Japan) (2)
(800) (15,897)
Take-Two Interactive Software, Inc.
(234) (35,968)
Toho Co. Ltd. (Japan) (2)
(700) (28,392)
Ubisoft Entertainment SA (France)
(2) (2,721) (30,550)
Universal Music Group NV
(Netherlands) (2) (3,857) (100,904)
(388,666)
Interactive Media & Services - ( 0 .6 ) %
Alphabet, Inc., Class A
(746) (123,724)
IAC, Inc.
(492) (26,479)
LY Corp. (Japan) (2)
(3,300) (9,619)
Match Group, Inc.
(1,223) (46,278)
Meta Platforms, Inc., Class A
(52) (29,767)
SEEK Ltd. (Australia) (2)
(446) (7,635)
TripAdvisor, Inc.
(1,910) (27,676)
ZoomInfo Technologies, Inc., Class
A (3,094) (31,930)
(303,108)
Media - ( 0 .8 ) %
Charter Communications, Inc., Class
A (156) (50,557)
Dentsu Group, Inc. (Japan) (2)
(1,300) (40,069)
Fox Corp., Class A
(1,546) (65,442)
Hakuhodo DY Holdings, Inc. (Japan)
(2) (1,700) (13,930)
Interpublic Group of Cos., Inc. (The)
(288) (9,110)
Liberty Broadband Corp., Class C
(834) (64,460)
Paramount Global, Class B
(491) (5,214)
Sirius XM Holdings, Inc.
(203) (4,801)

AQR Funds | N-PORT Part F | September 2024
See notes to Schedule of Investments.
AQR TREND TOTAL RETURN FUND (FORMERLY KNOWN AS AQR SUSTAINABLE LONG-SHORT EQUITY CARBON AWARE FUND)
Consolidated Schedule of Investments
September 30, 2024 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
Media - (0.8)% (continued)
TEGNA, Inc.
(1,685) (26,589)
WPP plc (United Kingdom) (2)
(8,705) (89,169)
(369,341)
Wireless Telecommunication Services - ( 0 .1 ) %
SoftBank Corp. (Japan) (2)
(11,000) (14,361)
T-Mobile US, Inc.
(144) (29,716)
(44,077)
Total Communication Services (1,334,437)
Consumer Discretionary - ( 7 .1 ) %
Automobile Components - ( 0 .6 ) %
Aptiv plc
(744) (53,575)
Continental AG (Germany) (2)
(182) (11,794)
Gentex Corp.
(3,683) (109,348)
Koito Manufacturing Co. Ltd.
(Japan) (2) (4,200) (58,434)
Lear Corp.
(43) (4,694)
Magna International, Inc. (Canada)
(439) (18,009)
Visteon Corp.
(95) (9,048)
(264,902)
Automobiles - ( 0 .8 ) %
Bayerische Motoren Werke AG
(Germany) (2) (225) (19,898)
Ford Motor Co.
(343) (3,622)
Mercedes-Benz Group AG
(Germany) (2) (761) (49,312)
Nissan Motor Co. Ltd. (Japan) (2)
(37,600) (106,808)
Rivian Automotive, Inc., Class A
(868) (9,739)
Stellantis NV (2)
(3,697) (51,196)
Subaru Corp. (Japan) (2)
(2,600) (45,997)
Suzuki Motor Corp. (Japan) (2)
(800) (9,008)
Tesla, Inc.
(12) (3,140)
Toyota Motor Corp. (Japan) (2)
(5,000) (89,870)
Volvo Car AB, Class B (Sweden) (2)
(3,642) (10,026)
(398,616)
Broadline Retail - ( 0 .3 ) %
Canadian Tire Corp. Ltd., Class A
(Canada) (89) (10,667)
Dillard's, Inc., Class A
(39) (14,964)
eBay, Inc.
(395) (25,718)
Etsy, Inc.
(97) (5,386)
Isetan Mitsukoshi Holdings Ltd.
(Japan) (2) (200) (3,140)
Kohl's Corp.
(1,897) (40,027)
Macy's, Inc.
(599) (9,398)
Next plc (United Kingdom) (2)
(298) (39,037)
Nordstrom, Inc.
(504) (11,335)
(159,672)
Distributors - ( 0 .1 ) %
D'ieteren Group (Belgium) (2)
(76) (16,093)
Genuine Parts Co.
(44) (6,146)
LKQ Corp.
(473) (18,882)
INVESTMENTS SHARES VALUE ($)
Distributors - (0.1)% (continued)
Pool Corp.
(8) (3,015)
(44,136)
Diversified Consumer Services - ( 0 .2 ) %
ADT, Inc.
(1,145) (8,278)
Graham Holdings Co., Class B
(71) (58,342)
IDP Education Ltd. (Australia) (2)
(565) (6,190)
Service Corp. International
(312) (24,626)
(97,436)
Hotels, Restaurants & Leisure - ( 1 .9 ) %
Airbnb, Inc., Class A
(318) (40,326)
Amadeus IT Group SA (Spain) (2)
(512) (37,080)
Churchill Downs, Inc.
(440) (59,492)
Domino's Pizza Enterprises Ltd.
(Australia) (2) (500) (12,222)
Entain plc (United Kingdom) (2)
(845) (8,634)
Hilton Grand Vacations, Inc.
(1,408) (51,139)
Hyatt Hotels Corp., Class A
(457) (69,555)
Las Vegas Sands Corp.
(1,741) (87,642)
Marriott International, Inc., Class A
(50) (12,430)
McDonald's Corp.
(359) (109,319)
MGM Resorts International
(1,717) (67,118)
Oriental Land Co. Ltd. (Japan) (2)
(2,600) (67,255)
Planet Fitness, Inc., Class A
(367) (29,808)
Restaurant Brands International, Inc.
(Canada) (807) (58,231)
Royal Caribbean Cruises Ltd.
(19) (3,370)
Vail Resorts, Inc.
(95) (16,558)
Wyndham Hotels & Resorts, Inc.
(315) (24,614)
Wynn Resorts Ltd.
(753) (72,198)
Yum! Brands, Inc.
(602) (84,105)
(911,096)
Household Durables - ( 1 .0 ) %
Barratt Developments plc (United
Kingdom) (2) (10,404) (66,748)
Berkeley Group Holdings plc (United
Kingdom) (2) (445) (28,147)
DR Horton, Inc.
(45) (8,585)
Helen of Troy Ltd.
(519) (32,100)
Iida Group Holdings Co. Ltd. (Japan)
(2) (2,800) (43,241)
KB Home
(89) (7,626)
Leggett & Platt, Inc.
(269) (3,664)
Newell Brands, Inc.
(2,312) (17,756)
Nikon Corp. (Japan) (2)
(2,100) (21,750)
Open House Group Co. Ltd. (Japan)
(2) (1,500) (56,739)
Panasonic Holdings Corp. (Japan)
(2) (4,600) (40,410)
Sekisui House Ltd. (Japan) (2)
(200) (5,553)
SharkNinja, Inc.
(239) (25,982)
Sharp Corp. (Japan) (2)
(3,300) (21,947)
Sumitomo Forestry Co. Ltd. (Japan)
(2) (300) (14,767)

Consolidated Schedule of Investments
September 30, 2024 (Unaudited)
AQR TREND TOTAL RETURN FUND (FORMERLY KNOWN AS AQR SUSTAINABLE LONG-SHORT EQUITY CARBON AWARE FUND)
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | September 2024

(Continued)
INVESTMENTS SHARES VALUE ($)
Household Durables - (1.0)% (continued)
Taylor Morrison Home Corp., Class
A (131) (9,204)
Taylor Wimpey plc (United Kingdom)
(2) (21,041) (46,283)
Tempur Sealy International, Inc.
(261) (14,251)
TopBuild Corp.
(39) (15,866)
Whirlpool Corp.
(151) (16,157)
(496,776)
Leisure Products - ( 0 .3 ) %
BRP, Inc.
(992) (59,038)
Brunswick Corp.
(259) (21,709)
Mattel, Inc.
(416) (7,925)
Polaris, Inc.
(139) (11,570)
Yamaha Corp. (Japan) (2)
(2,700) (23,349)
YETI Holdings, Inc.
(176) (7,221)
(130,812)
Specialty Retail - ( 0 .9 ) %
Advance Auto Parts, Inc.
(654) (25,499)
AutoZone, Inc.
(3) (9,450)
Avolta AG (Switzerland) (2)
(1,436) (60,780)
Floor & Decor Holdings, Inc., Class
A (356) (44,204)
Home Depot, Inc. (The)
(127) (51,460)
JD Sports Fashion plc (United
Kingdom) (2) (35,902) (74,028)
Lithia Motors, Inc., Class A
(84) (26,682)
Nitori Holdings Co. Ltd. (Japan) (2)
(300) (44,665)
Tractor Supply Co.
(42) (12,219)
Ulta Beauty, Inc.
(13) (5,059)
Valvoline, Inc.
(1,166) (48,797)
(402,843)
Textiles, Apparel & Luxury Goods - ( 1 .0 ) %
Burberry Group plc (United
Kingdom) (2) (8,398) (78,753)
Cie Financiere Richemont SA
(Registered) (Switzerland) (2) (303) (48,118)
Columbia Sportswear Co.
(519) (43,176)
Crocs, Inc.
(122) (17,667)
HUGO BOSS AG (Germany) (2)
(458) (20,974)
Kering SA (France) (2)
(168) (48,359)
Lululemon Athletica, Inc.
(100) (27,135)
Moncler SpA (Italy) (2)
(122) (7,756)
NIKE, Inc., Class B
(219) (19,360)
Puma SE (Germany) (2)
(232) (9,701)
Swatch Group AG (The)
(Switzerland) (2) (614) (131,658)
(452,657)
Total Consumer Discretionary (3,358,946)
INVESTMENTS SHARES VALUE ($)
Consumer Staples - ( 4 .5 ) %
Beverages - ( 0 .8 ) %
Brown-Forman Corp., Class B
(1,302) (64,058)
Davide Campari-Milano NV (Italy)
(2) (11,382) (96,480)
Diageo plc (United Kingdom) (2)
(279) (9,746)
Heineken NV (Netherlands) (2)
(138) (12,250)
Keurig Dr Pepper, Inc.
(285) (10,682)
Kirin Holdings Co. Ltd. (Japan) (2)
(300) (4,572)
Pernod Ricard SA (France) (2)
(727) (109,990)
Remy Cointreau SA (France) (2)
(300) (23,370)
Treasury Wine Estates Ltd.
(Australia) (2) (6,218) (51,332)
(382,480)
Consumer Staples Distribution & Retail - ( 0 .8 ) %
Aeon Co. Ltd. (Japan) (2)
(1,800) (48,889)
Axfood AB (Sweden) (2)
(932) (26,268)
BJ's Wholesale Club Holdings, Inc.
(109) (8,990)
Dollar General Corp.
(315) (26,639)
Dollar Tree, Inc.
(205) (14,416)
Endeavour Group Ltd. (Australia) (2)
(7,175) (24,812)
Grocery Outlet Holding Corp.
(1,031) (18,094)
Jeronimo Martins SGPS SA
(Portugal) (537) (10,544)
Kesko OYJ, Class B (Finland) (2)
(151) (3,221)
Kobe Bussan Co. Ltd. (Japan) (2)
(200) (6,238)
Koninklijke Ahold Delhaize NV
(Netherlands) (928) (32,054)
Kroger Co. (The)
(356) (20,399)
Loblaw Cos. Ltd. (Canada)
(34) (4,527)
MatsukiyoCocokara & Co. (Japan)
(2) (300) (4,943)
Metro, Inc., Class A (Canada)
(66) (4,172)
Performance Food Group Co.
(37) (2,900)
Target Corp.
(35) (5,455)
Walgreens Boots Alliance, Inc.
(4,499) (40,311)
Woolworths Group Ltd. (Australia)
(2) (3,354) (77,072)
(379,944)
Food Products - ( 1 .8 ) %
Ajinomoto Co., Inc. (Japan) (2)
(1,400) (54,183)
Archer-Daniels-Midland Co.
(502) (29,989)
Barry Callebaut AG (Registered)
(Switzerland) (2) (35) (64,800)
Bunge Global SA
(349) (33,727)
Campbell Soup Co.
(137) (6,702)
Chocoladefabriken Lindt & Spruengli
AG (Switzerland) (2) (4) (51,600)
Hershey Co. (The)
(451) (86,493)
Ingredion, Inc.
(25) (3,436)
J M Smucker Co. (The)
(242) (29,306)
Kikkoman Corp. (Japan) (2)
(1,800) (20,478)
Kraft Heinz Co. (The)
(1,268) (44,520)
Lancaster Colony Corp.
(72) (12,713)
Lotus Bakeries NV (Belgium) (2)
(3) (40,257)

AQR Funds | N-PORT Part F | September 2024
See notes to Schedule of Investments.
AQR TREND TOTAL RETURN FUND (FORMERLY KNOWN AS AQR SUSTAINABLE LONG-SHORT EQUITY CARBON AWARE FUND)
Consolidated Schedule of Investments
September 30, 2024 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
Food Products - (1.8)% (continued)
MEIJI Holdings Co. Ltd. (Japan) (2)
(200) (5,002)
Mowi ASA (Norway) (2)
(532) (9,557)
Nestle SA (Registered) (2)
(261) (26,229)
Nissin Foods Holdings Co. Ltd.
(Japan) (2) (2,100) (58,683)
Post Holdings, Inc.
(364) (42,133)
Salmar ASA (Norway)
(949) (49,775)
Seaboard Corp.
(18) (56,466)
Wilmar International Ltd. (China) (2)
(4,200) (10,893)
Yakult Honsha Co. Ltd. (Japan) (2)
(4,000) (92,635)
(829,577)
Household Products - ( 0 .4 ) %
Clorox Co. (The)
(65) (10,589)
Kimberly-Clark Corp.
(182) (25,895)
Reckitt Benckiser Group plc (United
Kingdom) (2) (545) (33,345)
Reynolds Consumer Products, Inc.
(2,339) (72,743)
Unicharm Corp. (Japan) (2)
(1,300) (46,834)
(189,406)
Personal Care Products - ( 0 .6 ) %
Coty, Inc., Class A
(6,163) (57,871)
elf Beauty, Inc.
(108) (11,775)
Haleon plc (2)
(16,819) (88,005)
Kenvue, Inc.
(1,047) (24,217)
Kobayashi Pharmaceutical Co. Ltd.
(Japan) (2) (700) (27,841)
Kose Corp. (Japan) (2)
(300) (19,372)
Shiseido Co. Ltd. (Japan) (2)
(1,600) (43,515)
Unilever plc (United Kingdom) (2)
(124) (8,039)
(280,635)
Tobacco - ( 0 .1 ) %
Altria Group, Inc. (1,237) (63,136)
Total Consumer Staples (2,125,178)
Energy - ( 2 .3 ) %
Energy Equipment & Services - ( 0 .5 ) %
NOV, Inc.
(487) (7,777)
Schlumberger NV
(1,425) (59,779)
Tenaris SA (2)
(6,282) (99,707)
Valaris Ltd.
(1,165) (64,949)
(232,212)
Oil, Gas & Consumable Fuels - ( 1 .8 ) %
Ampol Ltd. (Australia) (2)
(608) (12,825)
APA Corp.
(1,135) (27,762)
BP plc (2)
(2,148) (11,203)
Canadian Natural Resources Ltd.
(Canada) (231) (7,671)
Cheniere Energy, Inc.
(278) (49,995)
Chevron Corp.
(341) (50,219)
Chord Energy Corp.
(319) (41,543)
Civitas Resources, Inc.
(710) (35,976)
ConocoPhillips
(135) (14,213)
Coterra Energy, Inc.
(265) (6,347)
INVESTMENTS SHARES VALUE ($)
Oil, Gas & Consumable Fuels - (1.8)% (continued)
Devon Energy Corp.
(160) (6,259)
Eni SpA (Italy) (2)
(396) (6,026)
EOG Resources, Inc.
(242) (29,749)
EQT Corp.
(748) (27,407)
Equinor ASA (Norway) (2)
(2,456) (62,134)
Exxon Mobil Corp.
(441) (51,694)
Galp Energia SGPS SA (Portugal)
(2) (368) (6,888)
Idemitsu Kosan Co. Ltd. (Japan) (2)
(2,600) (18,853)
Imperial Oil Ltd. (Canada)
(230) (16,181)
Murphy Oil Corp.
(122) (4,116)
Neste OYJ (Finland) (2)
(2,043) (39,692)
New Hope Corp. Ltd. (Australia) (2)
(10,155) (36,420)
Occidental Petroleum Corp.
(1,501) (77,362)
ONEOK, Inc.
(461) (42,011)
PBF Energy, Inc., Class A
(127) (3,931)
Permian Resources Corp., Class A
(2,057) (27,996)
Phillips 66
(86) (11,305)
Range Resources Corp.
(452) (13,903)
Repsol SA (Spain) (2)
(4,770) (62,913)
Shell plc (2)
(143) (4,639)
Tourmaline Oil Corp. (Canada)
(143) (6,641)
Whitehaven Coal Ltd. (Australia) (2)
(745) (3,695)
Woodside Energy Group Ltd.
(Australia) (2) (2,169) (37,388)
(854,957)
Total Energy (1,087,169)
Financials - ( 8 .5 ) %
Banks - ( 2 .6 ) %
ABN AMRO Bank NV, CVA
(Netherlands) (2)(b) (2,049) (37,029)
Associated Banc-Corp.
(664) (14,303)
Banco Bilbao Vizcaya Argentaria SA
(Spain) (2) (4,668) (50,425)
Banco Comercial Portugues SA,
Class R (Portugal) (2) (6,090) (2,748)
Bank of Montreal (Canada)
(483) (43,584)
Bank of Nova Scotia (The) (Canada)
(53) (2,888)
Bankinter SA (Spain) (2)
(4,355) (38,446)
Banque Cantonale Vaudoise
(Registered) (Switzerland) (2) (72) (7,436)
BPER Banca SpA (Italy) (2)
(4,414) (24,870)
Cadence Bank
(775) (24,684)
Chiba Bank Ltd. (The) (Japan) (2)
(5,100) (41,454)
Commonwealth Bank of Australia
(Australia) (2) (399) (37,217)
Concordia Financial Group Ltd.
(Japan) (2) (2,100) (11,722)
DBS Group Holdings Ltd.
(Singapore) (2) (800) (23,691)
DNB Bank ASA (Norway) (2)
(366) (7,506)
First Citizens BancShares, Inc.,
Class A (18) (33,137)
First Hawaiian, Inc.
(1,412) (32,688)
FNB Corp.
(274) (3,866)

Consolidated Schedule of Investments
September 30, 2024 (Unaudited)
AQR TREND TOTAL RETURN FUND (FORMERLY KNOWN AS AQR SUSTAINABLE LONG-SHORT EQUITY CARBON AWARE FUND)
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | September 2024

(Continued)
INVESTMENTS SHARES VALUE ($)
Banks - (2.6)% (continued)
Glacier Bancorp, Inc.
(576) (26,323)
Home BancShares, Inc.
(964) (26,115)
HSBC Holdings plc (United
Kingdom) (2) (4,898) (43,940)
Japan Post Bank Co. Ltd. (Japan)
(2) (1,800) (16,897)
JPMorgan Chase & Co.
(168) (35,424)
Jyske Bank A/S (Registered)
(Denmark) (2) (397) (30,899)
KBC Group NV (Belgium) (2)
(50) (3,978)
KeyCorp
(1,162) (19,464)
Kyoto Financial Group, Inc. (Japan)
(2) (1,500) (23,262)
Lloyds Banking Group plc (United
Kingdom) (2) (13,002) (10,223)
Mediobanca Banca di Credito
Finanziario SpA (Italy) (2) (2,287) (39,077)
Mizuho Financial Group, Inc.
(Japan) (2) (3,800) (78,549)
National Australia Bank Ltd.
(Australia) (2) (333) (8,621)
Nordea Bank Abp (Finland) (2)
(987) (11,652)
Old National Bancorp
(1,160) (21,646)
Oversea-Chinese Banking Corp.
Ltd. (Singapore) (2) (1,200) (14,047)
Pinnacle Financial Partners, Inc.
(427) (41,833)
Regions Financial Corp.
(1,073) (25,033)
Shizuoka Financial Group, Inc.
(Japan) (2) (4,500) (39,250)
Skandinaviska Enskilda Banken AB,
Class A (Sweden) (2) (623) (9,537)
SouthState Corp.
(284) (27,599)
Standard Chartered plc (United
Kingdom) (2) (4,093) (43,410)
Svenska Handelsbanken AB, Class
A (Sweden) (2) (2,639) (27,108)
Swedbank AB, Class A (Sweden) (2)
(134) (2,844)
United Bankshares, Inc.
(370) (13,727)
United Overseas Bank Ltd.
(Singapore) (2) (1,900) (47,428)
Valley National Bancorp
(404) (3,660)
Webster Financial Corp.
(82) (3,822)
Wells Fargo & Co.
(1,240) (70,048)
Wintrust Financial Corp.
(169) (18,342)
(1,221,452)
Capital Markets - ( 2 .4 ) %
Blue Owl Capital, Inc., Class A
(5,135) (99,414)
Charles Schwab Corp. (The)
(488) (31,627)
Coinbase Global, Inc., Class A
(131) (23,340)
Daiwa Securities Group, Inc.
(Japan) (2) (4,100) (29,080)
Deutsche Bank AG (Registered)
(Germany) (2) (2,962) (51,277)
EQT AB (Sweden) (2)
(661) (22,691)
FactSet Research Systems, Inc.
(41) (18,854)
Goldman Sachs Group, Inc. (The)
(106) (52,482)
Houlihan Lokey, Inc., Class A
(698) (110,298)
INVESTMENTS SHARES VALUE ($)
Capital Markets - (2.4)% (continued)
Intercontinental Exchange, Inc.
(355) (57,027)
Julius Baer Group Ltd. (Switzerland)
(2) (275) (16,583)
LPL Financial Holdings, Inc.
(14) (3,257)
Moody's Corp.
(78) (37,018)
Morgan Stanley
(412) (42,947)
Morningstar, Inc.
(18) (5,744)
MSCI, Inc., Class A
(32) (18,654)
Nasdaq, Inc.
(440) (32,124)
Northern Trust Corp.
(95) (8,553)
Onex Corp. (Canada)
(42) (2,942)
Partners Group Holding AG
(Switzerland) (2) (19) (28,646)
Raymond James Financial, Inc.
(106) (12,981)
S&P Global, Inc.
(139) (71,810)
Schroders plc (United Kingdom) (2)
(3,009) (14,099)
SEI Investments Co.
(1,519) (105,100)
St James's Place plc (United
Kingdom) (2) (1,507) (14,805)
State Street Corp.
(291) (25,745)
Stifel Financial Corp.
(68) (6,385)
T. Rowe Price Group, Inc.
(397) (43,245)
TMX Group Ltd. (Canada)
(700) (21,940)
TPG, Inc.
(1,090) (62,740)
Tradeweb Markets, Inc., Class A
(86) (10,636)
UBS Group AG (Registered)
(Switzerland) (2) (1,575) (48,737)
Virtu Financial, Inc., Class A
(542) (16,509)
(1,147,290)
Consumer Finance - ( 0 .2 ) %
Ally Financial, Inc.
(605) (21,532)
Credit Acceptance Corp.
(54) (23,945)
FirstCash Holdings, Inc.
(143) (16,416)
Marui Group Co. Ltd. (Japan) (2)
(600) (10,034)
SoFi Technologies, Inc.
(479) (3,765)
(75,692)
Financial Services - ( 0 .8 ) %
Apollo Global Management, Inc.
(245) (30,603)
Edenred SE (France) (2)
(2,699) (102,226)
Equitable Holdings, Inc.
(115) (4,833)
Euronet Worldwide, Inc.
(122) (12,106)
Fiserv, Inc.
(132) (23,714)
Global Payments, Inc.
(126) (12,905)
Mitsubishi HC Capital, Inc. (Japan)
(2) (11,100) (78,834)
Rocket Cos., Inc., Class A
(812) (15,582)
Shift4 Payments, Inc., Class A
(435) (38,541)
Tokyo Century Corp. (Japan) (2)
(1,300) (14,644)
Voya Financial, Inc.
(85) (6,734)
Washington H Soul Pattinson & Co.
Ltd. (Australia) (2) (179) (4,287)
Western Union Co. (The)
(818) (9,759)
WEX, Inc.
(20) (4,195)

AQR Funds | N-PORT Part F | September 2024
See notes to Schedule of Investments.
AQR TREND TOTAL RETURN FUND (FORMERLY KNOWN AS AQR SUSTAINABLE LONG-SHORT EQUITY CARBON AWARE FUND)
Consolidated Schedule of Investments
September 30, 2024 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
Financial Services - (0.8)% (continued)
Wise plc, Class A (United Kingdom)
(2) (3,098) (27,856)
(386,819)
Insurance - ( 2 .5 ) %
Aegon Ltd. (Netherlands) (2)
(483) (3,102)
Aflac, Inc.
(379) (42,372)
American Financial Group, Inc.
(559) (75,241)
Aon plc, Class A
(31) (10,726)
Arch Capital Group Ltd.
(236) (26,404)
Arthur J Gallagher & Co.
(63) (17,726)
ASR Nederland NV (Netherlands)
(2) (1,298) (63,631)
Baloise Holding AG (Registered)
(Switzerland) (2) (101) (20,654)
Beazley plc (United Kingdom) (2)
(710) (7,251)
Brighthouse Financial, Inc.
(155) (6,980)
Brown & Brown, Inc.
(175) (18,130)
Erie Indemnity Co., Class A
(221) (119,300)
Everest Group Ltd.
(13) (5,094)
Fairfax Financial Holdings Ltd.
(Canada) (3) (3,788)
Generali (Italy) (2)
(550) (15,919)
Gjensidige Forsikring ASA (Norway)
(1,093) (20,445)
Helvetia Holding AG (Registered)
(Switzerland) (2) (272) (47,037)
Japan Post Insurance Co. Ltd.
(Japan) (2) (3,800) (69,791)
Kinsale Capital Group, Inc.
(18) (8,380)
Lincoln National Corp.
(1,604) (50,542)
Loews Corp.
(78) (6,166)
Markel Group, Inc.
(32) (50,195)
Medibank Pvt Ltd. (Australia) (2)
(20,887) (52,697)
NN Group NV (Netherlands) (2)
(349) (17,414)
Primerica, Inc.
(51) (13,523)
Prudential Financial, Inc.
(157) (19,013)
Prudential plc (Hong Kong) (2)
(1,796) (16,662)
RenaissanceRe Holdings Ltd.
(478) (130,207)
RLI Corp.
(80) (12,398)
Ryan Specialty Holdings, Inc., Class
A (431) (28,614)
Sampo OYJ, Class A (Finland) (2)
(414) (19,309)
Sompo Holdings, Inc. (Japan) (2)
(500) (11,270)
Sun Life Financial, Inc. (Canada)
(536) (31,091)
Swiss Life Holding AG (Registered)
(Switzerland) (2) (30) (25,103)
Swiss Re AG (2)
(441) (61,025)
T&D Holdings, Inc. (Japan) (2)
(1,400) (24,683)
White Mountains Insurance Group
Ltd. (3) (5,089)
(1,156,972)
Total Financials (3,988,225)
INVESTMENTS SHARES VALUE ($)
Health Care - ( 5 .4 ) %
Biotechnology - ( 0 .9 ) %
AbbVie, Inc.
(295) (58,257)
Amgen, Inc.
(45) (14,499)
Apellis Pharmaceuticals, Inc.
(114) (3,288)
Arrowhead Pharmaceuticals, Inc.
(2,184) (42,304)
Biogen, Inc.
(150) (29,076)
BioMarin Pharmaceutical, Inc.
(138) (9,700)
CSL Ltd. (2)
(163) (32,198)
Genmab A/S (Denmark) (2)
(56) (13,576)
Gilead Sciences, Inc.
(56) (4,695)
Incyte Corp.
(159) (10,510)
Ionis Pharmaceuticals, Inc.
(1,495) (59,890)
Moderna, Inc.
(285) (19,046)
Regeneron Pharmaceuticals, Inc.
(35) (36,793)
Roivant Sciences Ltd.
(5,564) (64,209)
Swedish Orphan Biovitrum AB
(Sweden) (383) (12,332)
Vertex Pharmaceuticals, Inc.
(88) (40,927)
(451,300)
Health Care Equipment & Supplies - ( 1 .2 ) %
Ambu A/S, Class B (Denmark) (2)
(958) (18,773)
Asahi Intecc Co. Ltd. (Japan) (2)
(800) (14,075)
Baxter International, Inc.
(485) (18,415)
BioMerieux (France) (2)
(218) (26,127)
Carl Zeiss Meditec AG (Germany)
(2) (409) (32,448)
Coloplast A/S, Class B (Denmark)
(2) (216) (28,155)
DiaSorin SpA (Italy) (2)
(532) (62,205)
Edwards Lifesciences Corp.
(324) (21,381)
Enovis Corp.
(94) (4,047)
EssilorLuxottica SA (France) (2)
(95) (22,508)
GE HealthCare Technologies, Inc.
(793) (74,423)
Globus Medical, Inc., Class A
(660) (47,216)
Haemonetics Corp.
(151) (12,137)
Insulet Corp.
(42) (9,776)
Koninklijke Philips NV (Netherlands)
(2) (93) (3,049)
Lantheus Holdings, Inc.
(65) (7,134)
Masimo Corp.
(24) (3,200)
Neogen Corp.
(3,335) (56,061)
Smith & Nephew plc (United
Kingdom) (2) (3,064) (47,556)
STERIS plc
(58) (14,067)
Straumann Holding AG (Registered)
(Switzerland) (2) (46) (7,525)
Sysmex Corp. (Japan) (2)
(900) (17,814)
Terumo Corp. (Japan) (2)
(400) (7,578)
Zimmer Biomet Holdings, Inc.
(57) (6,153)
(561,823)
Health Care Providers & Services - ( 0 .8 ) %
Acadia Healthcare Co., Inc.
(74) (4,692)
Amplifon SpA (Italy) (2)
(1,379) (39,688)
Centene Corp.
(96) (7,227)

Consolidated Schedule of Investments
September 30, 2024 (Unaudited)
AQR TREND TOTAL RETURN FUND (FORMERLY KNOWN AS AQR SUSTAINABLE LONG-SHORT EQUITY CARBON AWARE FUND)
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | September 2024

(Continued)
INVESTMENTS SHARES VALUE ($)
Health Care Providers & Services - (0.8)% (continued)
Cigna Group (The)
(49) (16,976)
CVS Health Corp.
(514) (32,320)
Galenica AG (Switzerland) (2)(b)
(46) (4,053)
HealthEquity, Inc.
(56) (4,584)
Henry Schein, Inc.
(1,026) (74,795)
McKesson Corp.
(30) (14,833)
Option Care Health, Inc.
(1,045) (32,708)
Premier, Inc., Class A
(1,545) (30,900)
Progyny, Inc.
(910) (15,252)
Ramsay Health Care Ltd. (Australia)
(2) (1,452) (41,678)
Sonic Healthcare Ltd. (Australia) (2)
(377) (7,091)
UnitedHealth Group, Inc.
(63) (36,835)
(363,632)
Health Care Technology - ( 0 .4 ) %
Certara, Inc.
(3,803) (44,533)
Doximity, Inc., Class A
(722) (31,457)
M3, Inc. (Japan) (2)
(10,700) (107,150)
(183,140)
Life Sciences Tools & Services - ( 0 .9 ) %
Agilent Technologies, Inc.
(72) (10,691)
Avantor, Inc.
(376) (9,727)
Azenta, Inc.
(1,192) (57,740)
Bachem Holding AG, Class B
(Switzerland) (2) (320) (26,976)
Bio-Rad Laboratories, Inc., Class A
(76) (25,428)
Bio-Techne Corp.
(453) (36,208)
Charles River Laboratories
International, Inc. (69) (13,591)
Danaher Corp.
(27) (7,507)
Eurofins Scientific SE (Luxembourg)
(2) (924) (58,583)
Fortrea Holdings, Inc.
(1,018) (20,360)
Repligen Corp.
(272) (40,479)
Revvity, Inc.
(227) (28,999)
Sartorius Stedim Biotech (France)
(2) (233) (48,785)
Tecan Group AG (Registered)
(Switzerland) (2) (127) (41,735)
West Pharmaceutical Services, Inc.
(18) (5,403)
(432,212)
Pharmaceuticals - ( 1 .2 ) %
AstraZeneca plc (United Kingdom)
(2) (327) (50,942)
Bayer AG (Registered) (Germany)
(2) (985) (33,324)
Chugai Pharmaceutical Co. Ltd.
(Japan) (2) (300) (14,541)
Daiichi Sankyo Co. Ltd. (Japan) (2)
(400) (13,213)
Eisai Co. Ltd. (Japan) (2)
(1,100) (41,002)
Elanco Animal Health, Inc.
(780) (11,458)
Hikma Pharmaceuticals plc (Jordan)
(2) (612) (15,661)
Jazz Pharmaceuticals plc
(116) (12,924)
Johnson & Johnson
(617) (99,991)
INVESTMENTS SHARES VALUE ($)
Pharmaceuticals - (1.2)% (continued)
Kyowa Kirin Co. Ltd. (Japan) (2)
(1,900) (33,529)
Merck & Co., Inc.
(153) (17,375)
Merck KGaA (Germany) (2)
(38) (6,708)
Ono Pharmaceutical Co. Ltd.
(Japan) (2) (7,100) (95,306)
Organon & Co.
(258) (4,936)
Orion OYJ, Class B (Finland) (2)
(744) (40,767)
Perrigo Co. plc
(207) (5,430)
Recordati Industria Chimica e
Farmaceutica SpA (Italy) (2) (178) (10,072)
Roche Holding AG (2)
(79) (25,281)
Royalty Pharma plc, Class A
(106) (2,999)
Takeda Pharmaceutical Co. Ltd.
(Japan) (2) (100) (2,881)
Viatris, Inc.
(2,245) (26,064)
(564,404)
Total Health Care (2,556,511)
Industrials - ( 11 .9 ) %
Aerospace & Defense - ( 0 .6 ) %
Axon Enterprise, Inc.
(91) (36,364)
BAE Systems plc (United Kingdom)
(2) (741) (12,302)
Boeing Co. (The)
(345) (52,454)
CAE, Inc. (Canada)
(218) (4,092)
HEICO Corp.
(306) (80,013)
L3Harris Technologies, Inc.
(34) (8,087)
Leonardo SpA (Italy) (2)
(1,265) (28,312)
Melrose Industries plc (United
Kingdom) (2) (5,923) (36,199)
RTX Corp.
(210) (25,444)
Saab AB, Class B (Sweden) (2)
(727) (15,493)
(298,760)
Air Freight & Logistics - ( 0 .6 ) %
CH Robinson Worldwide, Inc.
(47) (5,187)
Deutsche Post AG (Germany) (2)
(2,081) (92,826)
DSV A/S (Denmark) (2)
(228) (46,925)
FedEx Corp.
(51) (13,958)
GXO Logistics, Inc.
(74) (3,853)
United Parcel Service, Inc., Class B
(427) (58,217)
Yamato Holdings Co. Ltd. (Japan)
(2) (4,700) (53,522)
(274,488)
Building Products - ( 0 .7 ) %
A O Smith Corp.
(561) (50,395)
AAON, Inc.
(451) (48,636)
Advanced Drainage Systems, Inc.
(46) (7,229)
Carrier Global Corp.
(142) (11,430)
Daikin Industries Ltd. (Japan) (2)
(300) (42,108)
Hayward Holdings, Inc.
(1,252) (19,206)
Nibe Industrier AB, Class B
(Sweden) (2) (5,521) (30,259)
Owens Corning
(59) (10,415)

AQR Funds | N-PORT Part F | September 2024
See notes to Schedule of Investments.
AQR TREND TOTAL RETURN FUND (FORMERLY KNOWN AS AQR SUSTAINABLE LONG-SHORT EQUITY CARBON AWARE FUND)
Consolidated Schedule of Investments
September 30, 2024 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
Building Products - (0.7)% (continued)
ROCKWOOL A/S, Class B
(Denmark) (2) (57) (26,759)
Simpson Manufacturing Co., Inc.
(89) (17,023)
TOTO Ltd. (Japan) (2)
(700) (26,038)
Trex Co., Inc.
(749) (49,868)
(339,366)
Commercial Services & Supplies - ( 0 .9 ) %
Brink's Co. (The)
(175) (20,237)
Cleanaway Waste Management Ltd.
(Australia) (2) (10,801) (21,880)
Element Fleet Management Corp.
(Canada) (882) (18,756)
GFL Environmental, Inc.
(1,167) (46,552)
MSA Safety, Inc.
(112) (19,862)
RB Global, Inc. (Canada)
(661) (53,200)
Rentokil Initial plc (United Kingdom)
(2) (1,544) (7,550)
Republic Services, Inc., Class A
(188) (37,758)
Rollins, Inc.
(537) (27,161)
Secom Co. Ltd. (Japan) (2)
(400) (14,796)
Securitas AB, Class B (Sweden) (2)
(7,125) (90,451)
Tetra Tech, Inc.
(885) (41,737)
Veralto Corp.
(218) (24,385)
Waste Management, Inc.
(29) (6,020)
(430,345)
Construction & Engineering - ( 0 .6 ) %
API Group Corp.
(1,101) (36,355)
EMCOR Group, Inc.
(9) (3,875)
Ferrovial SE (2)
(1,230) (52,862)
Fluor Corp.
(201) (9,590)
Quanta Services, Inc.
(201) (59,928)
Skanska AB, Class B (Sweden) (2)
(2,507) (52,259)
Taisei Corp. (Japan) (2)
(100) (4,391)
Valmont Industries, Inc.
(101) (29,285)
WillScot Holdings Corp.
(555) (20,868)
(269,413)
Electrical Equipment - ( 0 .5 ) %
AMETEK, Inc.
(230) (39,493)
Emerson Electric Co.
(269) (29,421)
Fuji Electric Co. Ltd. (Japan) (2)
(200) (12,119)
Generac Holdings, Inc.
(139) (22,084)
Mitsubishi Electric Corp. (Japan) (2)
(300) (4,866)
NEXTracker, Inc., Class A
(225) (8,433)
NIDEC Corp. (Japan) (2)
(600) (12,632)
Plug Power, Inc.
(14,262) (32,232)
Regal Rexnord Corp.
(240) (39,811)
Rockwell Automation, Inc.
(67) (17,987)
Sensata Technologies Holding plc
(91) (3,263)
(222,341)
INVESTMENTS SHARES VALUE ($)
Ground Transportation - ( 1 .1 ) %
Avis Budget Group, Inc.
(136) (11,912)
Canadian National Railway Co.
(Canada) (267) (31,265)
Canadian Pacific Kansas City Ltd.
(Canada) (343) (29,336)
Central Japan Railway Co. (Japan)
(2) (1,300) (30,017)
CSX Corp.
(211) (7,286)
Keisei Electric Railway Co. Ltd.
(Japan) (2) (3,400) (101,364)
Kintetsu Group Holdings Co. Ltd.
(Japan) (2) (2,600) (64,752)
Knight-Swift Transportation
Holdings, Inc., Class A (607) (32,748)
Norfolk Southern Corp.
(35) (8,697)
Odakyu Electric Railway Co. Ltd.
(Japan) (2) (5,900) (65,808)
Old Dominion Freight Line, Inc.
(28) (5,562)
Saia, Inc.
(55) (24,049)
Schneider National, Inc., Class B
(685) (19,550)
Tokyu Corp. (Japan) (2)
(300) (3,885)
Uber Technologies, Inc.
(90) (6,764)
U-Haul Holding Co.
(65) (5,036)
Union Pacific Corp.
(139) (34,261)
XPO, Inc.
(166) (17,847)
(500,139)
Industrial Conglomerates - ( 0 .2 ) %
Honeywell International, Inc.
(175) (36,174)
Keppel Ltd. (Singapore) (2)
(1,000) (5,137)
Lifco AB, Class B (Sweden) (2)
(1,015) (33,428)
(74,739)
Machinery - ( 3 .5 ) %
Aalberts NV (Netherlands) (2)
(737) (29,960)
AGCO Corp.
(448) (43,841)
Chart Industries, Inc.
(166) (20,607)
CNH Industrial NV
(2,901) (32,201)
Daifuku Co. Ltd. (Japan) (2)
(400) (7,743)
Daimler Truck Holding AG
(Germany) (2) (813) (30,526)
Deere & Co.
(65) (27,127)
Dover Corp.
(88) (16,873)
Epiroc AB, Class A (Sweden) (2)
(3,735) (80,898)
Esab Corp.
(222) (23,601)
FANUC Corp. (Japan) (2)
(300) (8,811)
Fluidra SA (Spain) (2)
(1,197) (31,379)
Fortive Corp.
(247) (19,496)
Gates Industrial Corp. plc
(967) (16,971)
Graco, Inc.
(224) (19,602)
Hitachi Construction Machinery Co.
Ltd. (Japan) (2) (2,600) (63,726)
Hoshizaki Corp. (Japan) (2)
(600) (20,896)
Husqvarna AB, Class B (Sweden)
(2) (3,942) (27,613)
IDEX Corp.
(21) (4,505)
Indutrade AB (Sweden) (2)
(287) (8,931)

Consolidated Schedule of Investments
September 30, 2024 (Unaudited)
AQR TREND TOTAL RETURN FUND (FORMERLY KNOWN AS AQR SUSTAINABLE LONG-SHORT EQUITY CARBON AWARE FUND)
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | September 2024

(Continued)
INVESTMENTS SHARES VALUE ($)
Machinery - (3.5)% (continued)
Ingersoll Rand, Inc.
(374) (36,712)
Interpump Group SpA (Italy) (2)
(953) (44,520)
Kone OYJ, Class B (Finland) (2)
(86) (5,145)
Kubota Corp. (Japan) (2)
(5,100) (72,820)
Metso OYJ (Finland) (2)
(4,198) (44,887)
Middleby Corp. (The)
(449) (62,469)
MINEBEA MITSUMI, Inc. (Japan) (2)
(1,900) (37,556)
Nordson Corp.
(518) (136,042)
Oshkosh Corp.
(191) (19,140)
PACCAR, Inc.
(211) (20,822)
Rational AG (Germany) (2)
(12) (12,251)
RBC Bearings, Inc.
(268) (80,234)
Schindler Holding AG (Switzerland)
(2) (242) (71,028)
SKF AB, Class B (Sweden) (2)
(856) (17,051)
SMC Corp. (Japan) (2)
(200) (89,444)
Snap-on, Inc.
(31) (8,981)
Spirax Group plc (United Kingdom)
(2) (711) (71,672)
Sumitomo Heavy Industries Ltd.
(Japan) (2) (200) (4,839)
Terex Corp.
(56) (2,963)
Timken Co. (The)
(62) (5,226)
TOMRA Systems ASA (Norway) (2)
(1,469) (21,592)
Toro Co. (The)
(148) (12,836)
Toyota Industries Corp. (Japan) (2)
(1,100) (85,297)
Valmet OYJ (Finland) (2)
(562) (18,027)
Xylem, Inc.
(215) (29,031)
Yaskawa Electric Corp. (Japan) (2)
(3,200) (112,021)
(1,657,913)
Marine Transportation - ( 0 .1 ) %
AP Moller - Maersk A/S, Class B
(Denmark) (2) (41) (68,994)
Passenger Airlines - ( 0 .4 ) %
Air Canada (Canada)
(3,820) (46,294)
American Airlines Group, Inc.
(1,203) (13,522)
Deutsche Lufthansa AG
(Registered) (Germany) (2) (3,033) (22,215)
Singapore Airlines Ltd. (Singapore)
(2) (4,600) (24,283)
Southwest Airlines Co.
(3,247) (96,208)
(202,522)
Professional Services - ( 1 .4 ) %
ALS Ltd. (Australia) (2)
(4,529) (44,898)
Bureau Veritas SA (France) (2)
(1,836) (60,912)
Clarivate plc
(6,663) (47,307)
Concentrix Corp.
(158) (8,098)
Dayforce, Inc.
(503) (30,809)
Dun & Bradstreet Holdings, Inc.
(4,585) (52,773)
Equifax, Inc.
(20) (5,877)
ExlService Holdings, Inc.
(350) (13,353)
Exponent, Inc.
(30) (3,458)
FTI Consulting, Inc.
(80) (18,205)
Hays plc (United Kingdom) (2)
(12,797) (15,886)
INVESTMENTS SHARES VALUE ($)
Professional Services - (1.4)% (continued)
Insperity, Inc.
(208) (18,304)
Maximus, Inc.
(809) (75,367)
Paychex, Inc.
(174) (23,349)
Paycom Software, Inc.
(136) (22,654)
Paylocity Holding Corp.
(163) (26,890)
Randstad NV (Netherlands) (2)
(1,035) (51,425)
Science Applications International
Corp. (267) (37,185)
Teleperformance SE (France) (2)
(253) (26,173)
Thomson Reuters Corp. (Canada)
(464) (79,145)
(662,068)
Trading Companies & Distributors - ( 1 .1 ) %
Air Lease Corp., Class A
(1,123) (50,861)
Ashtead Group plc (United
Kingdom) (2) (271) (20,997)
Beijer Ref AB, Class B (Sweden) (2)
(2,388) (39,315)
Brenntag SE (Germany) (2)
(752) (56,131)
Core & Main, Inc., Class A
(511) (22,688)
GATX Corp.
(345) (45,695)
IMCD NV (Netherlands) (2)
(379) (65,838)
Mitsubishi Corp. (Japan) (2)
(200) (4,156)
Mitsui & Co. Ltd. (Japan) (2)
(3,900) (87,220)
MSC Industrial Direct Co., Inc.,
Class A (205) (17,642)
Reece Ltd. (Australia) (2)
(448) (8,786)
Rexel SA (France) (2)
(453) (13,131)
RS GROUP plc (United Kingdom)
(2) (4,112) (44,693)
SiteOne Landscape Supply, Inc.
(172) (25,957)
Toromont Industries Ltd. (Canada)
(32) (3,124)
Toyota Tsusho Corp. (Japan) (2)
(600) (10,970)
(517,204)
Transportation Infrastructure - ( 0 .2 ) %
Aeroports de Paris SA (France) (2)
(345) (44,307)
Atlas Arteria Ltd. (Australia) (2)
(1,533) (5,166)
Japan Airport Terminal Co. Ltd.
(Japan) (2) (900) (32,478)
Transurban Group (Australia) (2)
(2,362) (21,341)
(103,292)
Total Industrials (5,621,584)
Information Technology - ( 7 .9 ) %
Communications Equipment - ( 0 .2 ) %
Ciena Corp.
(325) (20,017)
Cisco Systems, Inc.
(1,093) (58,169)
Lumentum Holdings, Inc.
(547) (34,669)
(112,855)
Electronic Equipment, Instruments & Components - ( 1 .3 ) %
Arrow Electronics, Inc.
(41) (5,446)
Avnet, Inc.
(61) (3,313)
Belden, Inc.
(158) (18,507)
CDW Corp.
(54) (12,220)
Cognex Corp.
(1,008) (40,824)

AQR Funds | N-PORT Part F | September 2024
See notes to Schedule of Investments.
AQR TREND TOTAL RETURN FUND (FORMERLY KNOWN AS AQR SUSTAINABLE LONG-SHORT EQUITY CARBON AWARE FUND)
Consolidated Schedule of Investments
September 30, 2024 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
Electronic Equipment, Instruments & Components - (1.3)%
(continued)
Crane NXT Co.
(1,346) (75,511)
Hamamatsu Photonics KK (Japan)
(2) (11,200) (146,140)
Ibiden Co. Ltd. (Japan) (2)
(800) (24,726)
IPG Photonics Corp.
(250) (18,580)
Keysight Technologies, Inc.
(193) (30,673)
Kyocera Corp. (Japan) (2)
(1,300) (15,193)
Omron Corp. (Japan) (2)
(1,000) (45,720)
Shimadzu Corp. (Japan) (2)
(1,300) (43,480)
Spectris plc (United Kingdom) (2)
(326) (11,914)
Taiyo Yuden Co. Ltd. (Japan) (2)
(400) (8,237)
Teledyne Technologies, Inc.
(85) (37,201)
Vishay Intertechnology, Inc.
(4,804) (90,844)
Vontier Corp.
(217) (7,322)
(635,851)
IT Services - ( 1 .4 ) %
Accenture plc, Class A (Ireland)
(83) (29,339)
Akamai Technologies, Inc.
(287) (28,973)
Alten SA (France) (2)
(217) (24,259)
Amdocs Ltd.
(151) (13,210)
ASGN, Inc.
(273) (25,452)
Bechtle AG (Germany) (2)
(720) (32,207)
Capgemini SE (France) (2)
(690) (148,971)
CGI, Inc. (Canada)
(38) (4,373)
Cognizant Technology Solutions
Corp., Class A (692) (53,409)
Globant SA
(122) (24,173)
NEXTDC Ltd. (Australia) (2)
(999) (12,047)
Nomura Research Institute Ltd.
(Japan) (2) (1,300) (48,245)
NTT Data Group Corp. (Japan) (2)
(3,800) (68,391)
Obic Co. Ltd. (Japan) (2)
(1,500) (52,626)
Okta, Inc., Class A
(353) (26,242)
Reply SpA (Italy) (2)
(149) (22,469)
Snowflake, Inc., Class A
(209) (24,006)
TIS, Inc. (Japan) (2)
(800) (20,421)
(658,813)
Semiconductors & Semiconductor Equipment - ( 2 .7 ) %
Advanced Micro Devices, Inc.
(353) (57,920)
Allegro MicroSystems, Inc. (Japan)
(3,430) (79,919)
Analog Devices, Inc.
(168) (38,669)
Applied Materials, Inc.
(80) (16,164)
ASML Holding NV (Netherlands) (2)
(72) (59,894)
BE Semiconductor Industries NV
(Netherlands) (2) (174) (22,192)
Enphase Energy, Inc.
(25) (2,826)
GLOBALFOUNDRIES, Inc.
(1,285) (51,721)
Infineon Technologies AG
(Germany) (2) (486) (17,063)
Intel Corp.
(4,727) (110,895)
Lasertec Corp. (Japan) (2)
(200) (33,345)
Lattice Semiconductor Corp.
(420) (22,289)
MACOM Technology Solutions
Holdings, Inc. (801) (89,119)
INVESTMENTS SHARES VALUE ($)
Semiconductors & Semiconductor Equipment - (2.7)% (continued)
Microchip Technology, Inc.
(314) (25,211)
Micron Technology, Inc.
(65) (6,741)
MKS Instruments, Inc.
(168) (18,263)
ON Semiconductor Corp.
(726) (52,715)
Power Integrations, Inc.
(669) (42,896)
Qorvo, Inc.
(37) (3,822)
Renesas Electronics Corp. (Japan)
(2) (600) (8,708)
Rohm Co. Ltd. (Japan) (2)
(9,200) (103,644)
SCREEN Holdings Co. Ltd. (Japan)
(2) (400) (28,129)
Silicon Laboratories, Inc.
(219) (25,310)
Skyworks Solutions, Inc.
(112) (11,062)
SOITEC (France) (2)
(412) (41,265)
STMicroelectronics NV (Singapore)
(2) (773) (23,085)
SUMCO Corp. (Japan) (2)
(7,500) (81,120)
Synaptics, Inc.
(693) (53,763)
Teradyne, Inc.
(32) (4,286)
Texas Instruments, Inc.
(190) (39,248)
Wolfspeed, Inc.
(8,855) (85,894)
(1,257,178)
Software - ( 2 .0 ) %
Altair Engineering, Inc., Class A
(571) (54,536)
Aspen Technology, Inc.
(315) (75,228)
Atlassian Corp., Class A
(45) (7,147)
Autodesk, Inc.
(26) (7,163)
Bentley Systems, Inc., Class B
(1,249) (63,462)
BILL Holdings, Inc.
(328) (17,305)
Blackbaud, Inc.
(173) (14,650)
Cadence Design Systems, Inc.
(189) (51,225)
CCC Intelligent Solutions Holdings,
Inc. (2,013) (22,244)
Confluent, Inc., Class A
(577) (11,759)
Dassault Systemes SE (France) (2)
(208) (8,262)
DocuSign, Inc., Class A
(256) (15,895)
Dropbox, Inc., Class A
(1,047) (26,625)
Five9, Inc.
(1,465) (42,090)
Informatica, Inc., Class A
(936) (23,662)
Intuit, Inc.
(5) (3,105)
Microsoft Corp.
(298) (128,229)
MicroStrategy, Inc., Class A
(352) (59,347)
nCino, Inc.
(623) (19,681)
Open Text Corp. (Canada)
(261) (8,688)
Procore Technologies, Inc.
(102) (6,295)
PTC, Inc.
(85) (15,356)
Roper Technologies, Inc.
(105) (58,426)
Sage Group plc (The) (United
Kingdom) (2) (640) (8,791)
Salesforce, Inc.
(213) (58,300)
Synopsys, Inc.
(86) (43,550)
Temenos AG (Registered)
(Switzerland) (2) (291) (20,374)
Tyler Technologies, Inc.
(56) (32,688)
Workday, Inc., Class A
(171) (41,794)

Consolidated Schedule of Investments
September 30, 2024 (Unaudited)
AQR TREND TOTAL RETURN FUND (FORMERLY KNOWN AS AQR SUSTAINABLE LONG-SHORT EQUITY CARBON AWARE FUND)
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | September 2024

(Continued)
INVESTMENTS SHARES VALUE ($)
Software - (2.0)% (continued)
Zscaler, Inc.
(20) (3,419)
(949,296)
Technology Hardware, Storage & Peripherals - ( 0 .3 ) %
Brother Industries Ltd. (Japan) (2)
(300) (5,884)
FUJIFILM Holdings Corp. (Japan)
(2) (200) (5,177)
Hewlett Packard Enterprise Co.
(298) (6,097)
HP, Inc.
(1,391) (49,895)
Ricoh Co. Ltd. (Japan) (2)
(300) (3,256)
Seagate Technology Holdings plc
(110) (12,048)
Seiko Epson Corp. (Japan) (2)
(200) (3,700)
Super Micro Computer, Inc.
(45) (18,738)
Western Digital Corp.
(172) (11,746)
(116,541)
Total Information Technology (3,730,534)
Materials - ( 6 .2 ) %
Chemicals - ( 2 .6 ) %
Air Products and Chemicals, Inc.
(229) (68,182)
Albemarle Corp.
(580) (54,932)
Arcadium Lithium plc (Argentina)
(22,159) (63,153)
Cabot Corp.
(26) (2,906)
Celanese Corp., Class A
(943) (128,210)
CF Industries Holdings, Inc.
(523) (44,873)
Chemours Co. (The)
(1,891) (38,425)
Clariant AG (Registered)
(Switzerland) (2) (2,758) (41,801)
Corteva, Inc.
(193) (11,346)
Croda International plc (United
Kingdom) (2) (1,013) (57,237)
Dow, Inc.
(575) (31,412)
Eastman Chemical Co.
(346) (38,735)
EMS-Chemie Holding AG
(Registered) (Switzerland) (2) (87) (73,100)
Hexpol AB (Sweden) (2)
(867) (8,966)
Linde plc
(82) (39,103)
LyondellBasell Industries NV, Class
A (432) (41,429)
Mitsui Chemicals, Inc. (Japan) (2)
(400) (10,685)
Mosaic Co. (The)
(544) (14,568)
NewMarket Corp.
(6) (3,311)
Nippon Paint Holdings Co. Ltd.
(Japan) (2) (11,300) (86,060)
Nippon Sanso Holdings Corp.
(Japan) (2) (1,600) (58,725)
Nissan Chemical Corp. (Japan) (2)
(2,500) (89,746)
Nutrien Ltd. (Canada)
(737) (35,415)
OCI NV (Netherlands) (2)
(453) (12,915)
Olin Corp.
(122) (5,854)
RPM International, Inc.
(36) (4,356)
Umicore SA (Belgium) (2)
(3,819) (49,563)
Wacker Chemie AG (Germany) (2)
(440) (43,520)
Westlake Corp.
(137) (20,590)
INVESTMENTS SHARES VALUE ($)
Chemicals - (2.6)% (continued)
Yara International ASA (Brazil) (2)
(2,065) (65,240)
(1,244,358)
Construction Materials - ( 0 .3 ) %
Buzzi SpA (Italy) (2)
(72) (2,873)
Heidelberg Materials AG (Germany)
(2) (152) (16,559)
Martin Marietta Materials, Inc.
(260) (139,945)
(159,377)
Containers & Packaging - ( 0 .5 ) %
Avery Dennison Corp.
(48) (10,596)
Graphic Packaging Holding Co.
(726) (21,482)
International Paper Co.
(891) (43,525)
SIG Group AG (Switzerland) (2)
(3,793) (84,565)
Silgan Holdings, Inc.
(1,435) (75,338)
(235,506)
Metals & Mining - ( 2 .7 ) %
Anglo American plc (South Africa)
(2) (1,379) (44,825)
Antofagasta plc (Chile) (2)
(3,982) (107,334)
ArcelorMittal SA (Luxembourg) (2)
(4,117) (107,802)
Aurubis AG (Germany) (2)
(534) (39,180)
BHP Group Ltd. (Australia) (2)
(1,897) (58,895)
BlueScope Steel Ltd. (Australia) (2)
(1,056) (16,120)
Cleveland-Cliffs, Inc.
(2,359) (30,124)
Commercial Metals Co.
(87) (4,782)
Endeavour Mining plc (Burkina
Faso) (2) (1,654) (39,142)
Fortescue Ltd. (Australia) (2)
(603) (8,505)
Freeport-McMoRan, Inc.
(242) (12,081)
Glencore plc (Australia) (2)
(14,334) (82,086)
IGO Ltd. (Australia) (2)
(1,945) (7,811)
JFE Holdings, Inc. (Japan) (2)
(1,200) (16,133)
Kobe Steel Ltd. (Japan) (2)
(900) (10,786)
Liontown Resources Ltd. (Australia)
(2) (6,475) (3,579)
Lundin Mining Corp. (Chile)
(6,201) (64,970)
Lynas Rare Earths Ltd. (Australia)
(2) (10,148) (55,677)
Mineral Resources Ltd. (Australia)
(2) (1,615) (57,581)
MP Materials Corp.
(1,777) (31,364)
Newmont Corp.
(224) (11,973)
Nippon Steel Corp. (Japan) (2)
(3,300) (73,960)
Nucor Corp.
(380) (57,129)
Pilbara Minerals Ltd. (Australia) (2)
(22,613) (50,863)
Reliance, Inc.
(223) (64,494)
Rio Tinto plc (Australia) (2)
(1,225) (86,960)
South32 Ltd. (Australia) (2)
(3,043) (7,805)
SSAB AB, Class B (Sweden) (2)
(5,101) (26,118)
Steel Dynamics, Inc.
(79) (9,960)
Sumitomo Metal Mining Co. Ltd.
(Japan) (2) (1,100) (33,011)
Teck Resources Ltd., Class B
(Canada) (464) (24,235)

AQR Funds | N-PORT Part F | September 2024
See notes to Schedule of Investments.
AQR TREND TOTAL RETURN FUND (FORMERLY KNOWN AS AQR SUSTAINABLE LONG-SHORT EQUITY CARBON AWARE FUND)
Consolidated Schedule of Investments
September 30, 2024 (Unaudited)
(Continued)
INVESTMENTS SHARES VALUE ($)
Metals & Mining - (2.7)% (continued)
thyssenkrupp AG (Germany) (2)
(3,949) (15,300)
(1,260,585)
Paper & Forest Products - ( 0 .1 ) %
Holmen AB, Class B (Sweden) (2)
(593) (25,674)
Stora Enso OYJ, Class R (Finland)
(2) (668) (8,547)
(34,221)
Total Materials (2,934,047)
Real Estate - ( 1 .3 ) %
Diversified REITs - ( 0 .0 ) % †
WP Carey, Inc., REIT (91) (5,669)
Hotel & Resort REITs - ( 0 .0 ) % †
Host Hotels & Resorts, Inc., REIT (664) (11,686)
Industrial REITs - ( 0 .1 ) %
First Industrial Realty Trust, Inc.,
REIT (408) (22,840)
Rexford Industrial Realty, Inc., REIT
(174) (8,754)
STAG Industrial, Inc., REIT
(853) (33,344)
(64,938)
Office REITs - ( 0 .0 ) % †
Kilroy Realty Corp., REIT (71) (2,748)
Real Estate Management & Development - ( 0 .1 ) %
CoStar Group, Inc.
(516) (38,927)
Lendlease Corp. Ltd. (Australia) (2)
(576) (2,816)
(41,743)
Residential REITs - ( 0 .1 ) %
American Homes 4 Rent, Class A,
REIT (451) (17,314)
Camden Property Trust, REIT
(127) (15,688)
Equity LifeStyle Properties, Inc.,
REIT (115) (8,204)
Mid-America Apartment
Communities, Inc., REIT (119) (18,909)
(60,115)
Retail REITs - ( 0 .3 ) %
Agree Realty Corp., REIT
(111) (8,362)
Kite Realty Group Trust, REIT
(1,497) (39,760)
Realty Income Corp., REIT
(934) (59,234)
Regency Centers Corp., REIT
(158) (11,413)
(118,769)
Specialized REITs - ( 0 .7 ) %
Crown Castle, Inc., REIT
(176) (20,879)
CubeSmart, REIT
(101) (5,437)
Digital Realty Trust, Inc., REIT
(118) (19,096)
Equinix, Inc., REIT
(56) (49,707)
Extra Space Storage, Inc., REIT
(213) (38,380)
Gaming and Leisure Properties, Inc.,
REIT (1,259) (64,775)
National Storage Affiliates Trust,
REIT (798) (38,464)
INVESTMENTS SHARES VALUE ($)
Specialized REITs - (0.7)% (continued)
Rayonier, Inc., REIT
(779) (25,068)
VICI Properties, Inc., Class A, REIT
(1,412) (47,034)
(308,840)
Total Real Estate (614,508)
Utilities - ( 2 .5 ) %
Electric Utilities - ( 0 .8 ) %
Acciona SA (Spain) (2)
(92) (13,053)
ALLETE, Inc.
(269) (17,267)
Alliant Energy Corp.
(212) (12,866)
BKW AG (Switzerland) (2)
(179) (32,460)
Chubu Electric Power Co., Inc.
(Japan) (2) (700) (8,226)
EDP SA (Portugal) (2)
(2,717) (12,392)
Elia Group SA/NV (Belgium) (2)
(95) (10,858)
Entergy Corp.
(423) (55,671)
Exelon Corp.
(906) (36,738)
FirstEnergy Corp.
(188) (8,338)
IDACORP, Inc.
(227) (23,401)
Kansai Electric Power Co., Inc.
(The) (Japan) (2) (600) (9,944)
NextEra Energy, Inc.
(655) (55,367)
OGE Energy Corp.
(677) (27,770)
Pinnacle West Capital Corp.
(32) (2,835)
Portland General Electric Co.
(197) (9,436)
SSE plc (United Kingdom) (2)
(404) (10,183)
Tohoku Electric Power Co., Inc.
(Japan) (2) (1,300) (12,459)
Tokyo Electric Power Co. Holdings,
Inc. (Japan) (2) (2,600) (11,531)
TXNM Energy, Inc.
(601) (26,306)
(397,101)
Gas Utilities - ( 0 .1 ) %
APA Group (Australia) (2)
(2,540) (13,593)
Snam SpA (Italy) (2)
(703) (3,581)
Southwest Gas Holdings, Inc.
(524) (38,650)
Tokyo Gas Co. Ltd. (Japan) (2)
(200) (4,659)
(60,483)
Independent Power and Renewable Electricity Producers - ( 0 .5 ) %
Brookfield Renewable Corp., Class
A (611) (19,950)
Capital Power Corp. (Canada)
(2,419) (87,946)
Clearway Energy, Inc., Class C
(190) (5,829)
Northland Power, Inc. (Canada)
(172) (2,967)
Ormat Technologies, Inc.
(419) (32,238)
RWE AG (Germany) (2)
(2,800) (102,012)
(250,942)
Multi-Utilities - ( 0 .6 ) %
A2A SpA (Italy) (2)
(18,608) (42,984)
AGL Energy Ltd. (Australia) (2)
(903) (7,378)
Ameren Corp.
(121) (10,582)
CenterPoint Energy, Inc.
(533) (15,681)
Centrica plc (United Kingdom) (2)
(9,749) (15,249)

Consolidated Schedule of Investments
September 30, 2024 (Unaudited)
AQR TREND TOTAL RETURN FUND (FORMERLY KNOWN AS AQR SUSTAINABLE LONG-SHORT EQUITY CARBON AWARE FUND)
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | September 2024

(Continued)
INVESTMENTS SHARES VALUE ($)
Multi-Utilities - (0.6)% (continued)
CMS Energy Corp.
(505) (35,668)
Hera SpA (Italy) (2)
(1,128) (4,501)
Public Service Enterprise Group,
Inc. (253) (22,570)
Sempra
(882) (73,762)
WEC Energy Group, Inc.
(338) (32,509)
(260,884)
Water Utilities - ( 0 .5 ) %
American Water Works Co., Inc.
(156) (22,813)
Severn Trent plc (United Kingdom)
(2) (2,877) (101,856)
United Utilities Group plc (United
Kingdom) (2) (6,545) (91,763)
(216,432)
Total Utilities (1,185,842)
TOTAL COMMON STOCKS
(Proceeds $(28,181,219)) (28,536,981)
PREFERRED STOCKS - (0.5)%
Consumer Discretionary - ( 0 .3 ) %
Automobiles - ( 0 .3 ) %
Dr Ing hc F Porsche AG
(Preference) (Germany) (2)(b) (923) (73,761)
Volkswagen AG (Preference)
(Germany) (2) (544) (57,779)
Total Consumer Discretionary (131,540)
Consumer Staples - ( 0 .1 ) %
Household Products - ( 0 .1 ) %
Henkel AG & Co. KGaA (Preference)
(Germany) (2) (476) (44,744)
Health Care - ( 0 .1 ) %
Life Sciences Tools & Services - ( 0 .1 ) %
Sartorius AG (Preference)
(Germany) (2) (194) (54,549)
TOTAL PREFERRED STOCKS
(Proceeds $(227,269)) (230,833)
TOTAL SHORT POSITIONS
(Proceeds $(28,408,488)) (28,767,814)
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 75.5%
(Cost $35,016,188) 35,673,558
OTHER ASSETS IN EXCESS OF
LIABILITIES - 24.5% ‡ 11,582,341
NET ASSETS - 100.0% 47,255,899

AQR Funds | N-PORT Part F | September 2024
See notes to Schedule of Investments.
AQR TREND TOTAL RETURN FUND (FORMERLY KNOWN AS AQR SUSTAINABLE LONG-SHORT EQUITY CARBON AWARE FUND)
Consolidated Schedule of Investments
September 30, 2024 (Unaudited)
(Continued)
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ 168,562 0 .4%
Consumer Discretionary 426,665 0 .9
Consumer Staples (302,725) ( 0 .6 )
Energy (662,177) ( 1 .4 )
Financials 81,082 0 .1
Health Care (205,181) ( 0 .4 )
Industrials 527,243 1 .1
Information Technology (88,828) ( 0 .2 )
Materials (502,323) ( 1 .1 )
Real Estate 188,054 0 .4
Utilities 83,920 0 .2
Investment Companies 29,619,892 62 .7
U.S. Treasury Obligations 6,339,374 13 .4
Total Investments In Securities
At Value 35,673,558 75 .5
Other Assets in Excess of
Liabilities ‡ 11,582,341 24 .5
Net Assets
$ 47,255,899 100 .0%
* Non-income producing security.
† Represents less than 0.05% of net assets.
‡ Includes appreciation/(depreciation) on forward foreign currency exchange, futures and swap contracts.
(a) All or a portion of this security is segregated in connection with obligations for securities sold short. Total value of all such securities at September
30, 2024 amounted to $27,895,242, which is inclusive of rehypothecated amounts disclosed below. In addition, $3,161,145 of cash collateral was also pledged.
(b) Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of
Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at September 30, 2024 amounted to $571,483, which represents 1.21% of net assets of the Fund.
(c) All or a portion of this security has been rehypothecated in connection with the Fund's Master Securities Loan Agreement with State Street Bank and Trust Company. Total value of all such securities at September 30, 2024 amounted to $4,401,343.
(d) Represents 7-day effective yield as of September 30, 2024.
(e) All or a portion of the security pledged as collateral for forward foreign currency exchange and swap contracts.
(f) The rate shown was the effective yield at the date of purchase.
All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.
(2) Level 2 security.

Consolidated Schedule of Investments
September 30, 2024 (Unaudited)
AQR TREND TOTAL RETURN FUND (FORMERLY KNOWN AS AQR SUSTAINABLE LONG-SHORT EQUITY CARBON AWARE FUND)
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | September 2024

(Continued)
Credit default swap contracts outstanding - buy protection as of September 30, 2024:
Exchange-Cleared
REFERENCE
ENTITY
FINANCING
RATE PAID
PAYMENT
FREQUENCY
MATURITY
DATE
CREDIT
SPREAD
NOTIONAL
AMOUNT
UPFRONT
PREMIUM
PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
iTraxx Europe Main Index
Series 42.V1 1 .00 % Quarterly 12/20/2029 0 .59 % EUR 50,000 $ (1,119) $ (15) $ (1,134)
iTraxx Europe Main Index
Series 42.V1 1 .00 Quarterly 12/20/2029 0 .59 EUR 50,000 (1,119) (15) (1,134)
Markit CDX North America
Investment Grade Index
Series 43.V1 1 .00 Quarterly 12/20/2029 0 .53 USD 83,000 (1,873) (8) (1,881)
Markit CDX North America
Investment Grade Index
Series 43.V1 1 .00 Quarterly 12/20/2029 0 .53 USD 83,000 (1,874) (7) (1,881)
$ (5,985) $ (45) $ (6,030)
Credit default swap contracts outstanding - sell protection as of September 30, 2024 :
Exchange-Cleared
REFERENCE
ENTITY
FINANCING
RATE
RECEIVED
PAYMENT
FREQUENCY
MATURITY
DATE
CREDIT
SPREAD
NOTIONAL
AMOUNT
UPFRONT
PREMIUM
PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
iTraxx Europe Crossover
Index Series 42.V1 5 .00 % Quarterly 12/20/2029 3 .11 % EUR 125,000 $ 11,330 $ 395 $ 11,725
iTraxx Europe Crossover
Index Series 42.V1 5 .00 Quarterly 12/20/2029 3 .11 EUR 125,000 11,330 395 11,725
Markit CDX North America
High Yield Index Series
43.V1 5 .00 Quarterly 12/20/2029 0 .05 USD 129,000 9,442 (29) 9,413
Markit CDX North America
High Yield Index Series
43.V1 5 .00 Quarterly 12/20/2029 0 .05 USD 129,000 9,443 (29) 9,414
41,545 732 42,277
Markit CDX North America
Emerging Markets Index
Series 42.V1 1 .00 % Quarterly 12/20/2029 1 .63 % USD 87,000 $ (2,598) $ 113 $ (2,485)
Markit CDX North America
Emerging Markets Index
Series 42.V1 1 .00 Quarterly 12/20/2029 1 .63 USD 87,000 (2,599) 112 (2,487)
(5,197) 225 (4,972)
$ 36,348 $ 957 $ 37,305
Forward effective interest rate swap contracts outstanding as of September 30, 2024:
Exchange-Cleared
PAY/
RECEIVE
FLOATING
RATE
FLOATING RATE
INDEX (a) FIXED RATE
MATURITY
DATE
NOTIONAL
AMOUNT
UPFRONT
PREMIUM PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Pay 1D CORRA Semi 2.50% Semi 3/17/2027 CAD 100,000 $ (129) $ 156 $ 27
Pay 1D CORRA Semi 3.00% Semi 12/20/2034 CAD 300,000 1,240 2,283 3,523
Pay 1D CORRA Semi 3.00% Semi 12/20/2034 CAD 200,000 752 1,597 2,349
Pay 1D MIBOR Semi 6.00% Semi 3/19/2027 INR 5,000,000 159 (86) 73
Pay 1D MIBOR Semi 6.00% Semi 3/19/2027 INR 5,000,000 159 (86) 73
Pay 1D SARON Annual 0.50% Annual 12/16/2026 CHF 5,700,000 (12,709) 28,841 16,132
Pay 1D SARON Annual 0.50% Annual 12/16/2026 CHF 5,700,000 (12,663) 28,775 16,112
Pay 1D SARON Annual 0.50% Annual 3/17/2027 CHF 400,000 200 1,207 1,407

AQR Funds | N-PORT Part F | September 2024
See notes to Schedule of Investments.
AQR TREND TOTAL RETURN FUND (FORMERLY KNOWN AS AQR SUSTAINABLE LONG-SHORT EQUITY CARBON AWARE FUND)
Consolidated Schedule of Investments
September 30, 2024 (Unaudited)
(Continued)
PAY/
RECEIVE
FLOATING
RATE
FLOATING RATE
INDEX (a) FIXED RATE
MATURITY
DATE
NOTIONAL
AMOUNT
UPFRONT
PREMIUM PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Pay 1D SARON Annual 0.50% Annual 3/17/2027 CHF 500,000 $ 93 $ 1,666 $ 1,759
Pay 1D SOFR Annual 3.50% Annual 12/20/2034 USD 800,000 8,820 5,755 14,575
Pay 1D SOFR Annual 3.50% Annual 12/20/2034 USD 700,000 7,336 5,261 12,597
Pay 1D SOFR Annual 3.50% Annual 3/21/2035 USD 100,000 3,229 (1,279) 1,950
Pay 1D SONIA Annual 3.50% Annual 3/20/2030 GBP 100,000 161 (150) 11
Pay 1D SONIA Annual 3.50% Annual 3/20/2030 GBP 100,000 1,220 (1,209) 11
Pay 1D SORA Semi 2.50% Semi 12/19/2029 SGD 200,000 (1,030) 2,560 1,530
Pay 1D SORA Semi 2.50% Semi 12/19/2029 SGD 200,000 653 878 1,531
Pay 1D THOR Qtrly 2.00% Qtrly 12/18/2026 THB 18,000,000 826 (385) 441
Pay 1D THOR Qtrly 2.00% Qtrly 12/18/2026 THB 18,000,000 827 (386) 441
Pay 1D THOR Qtrly 2.00% Qtrly 3/19/2027 THB 2,000,000 175 (75) 100
Pay 1D THOR Qtrly 2.00% Qtrly 3/19/2027 THB 2,000,000 175 (75) 100
Pay 1D TONAR Annual 1.00% Annual 12/20/2034 JPY 35,000,000 1,682 404 2,086
Pay 1D TONAR Annual 1.00% Annual 12/20/2034 JPY 35,000,000 1,735 350 2,085
Pay 1D TONAR Annual 1.50% Annual 12/21/2044 JPY 35,000,000 4,235 (2,677) 1,558
Pay 1D TONAR Annual 1.50% Annual 12/21/2044 JPY 35,000,000 4,235 (2,677) 1,558
Pay 3M BBR Qtrly 3.50% Semi 12/16/2026 NZD 9,000,000 2,692 8,814 11,506
Pay 3M BBR Qtrly 3.50% Semi 12/16/2026 NZD 8,900,000 2,834 8,544 11,378
Pay 3M BBR Qtrly 4.00% Semi 12/13/2034 NZD 400,000 3,132 (482) 2,650
Pay 3M BBR Qtrly 4.00% Semi 12/13/2034 NZD 400,000 3,225 (575) 2,650
Pay 3M CD_KSDA Qtrly 3.00% Qtrly 12/16/2026 KRW 650,000,000 1,190 1,166 2,356
Pay 3M CD_KSDA Qtrly 3.00% Qtrly 12/16/2026 KRW 650,000,000 1,190 1,166 2,356
Pay 3M CD_KSDA Qtrly 3.00% Qtrly 3/17/2027 KRW 150,000,000 620 94 714
Pay 3M CD_KSDA Qtrly 3.00% Qtrly 3/17/2027 KRW 150,000,000 620 94 714
Pay 3M CD_KSDA Qtrly 3.00% Qtrly 12/19/2029 KRW 300,000,000 1,945 851 2,796
Pay 3M CD_KSDA Qtrly 3.00% Qtrly 12/19/2029 KRW 300,000,000 1,945 851 2,796
Pay 3M CD_KSDA Qtrly 3.00% Qtrly 3/20/2030 KRW 100,000,000 1,031 (16) 1,015
Pay 3M CD_KSDA Qtrly 3.00% Qtrly 3/20/2030 KRW 100,000,000 1,031 (16) 1,015
Pay 3M HIBOR Qtrly 3.00% Qtrly 12/19/2029 HKD 700,000 (79) 468 389
Pay 3M HIBOR Qtrly 3.00% Qtrly 12/19/2029 HKD 800,000 (91) 535 444
Pay 3M JIBAR Qtrly 7.50% Qtrly 12/19/2029 ZAR 1,000,000 (390) 496 106
Pay 3M JIBAR Qtrly 7.50% Qtrly 12/19/2029 ZAR 1,000,000 (390) 496 106
Pay 3M STIBOR Qtrly 2.00% Annual 12/16/2026 SEK 60,500,000 (7,450) 16,379 8,929
Pay 3M STIBOR Qtrly 2.00% Annual 12/16/2026 SEK 60,500,000 (7,450) 16,379 8,929
Pay 3M STIBOR Qtrly 2.00% Annual 3/17/2027 SEK 500,000 225 (70) 155
Pay 3M STIBOR Qtrly 2.00% Annual 3/17/2027 SEK 500,000 225 (70) 155
Pay 6M BUBOR Semi 5.50% Annual 12/19/2029 HUF 10,000,000 (49) 245 196
Pay 6M BUBOR Semi 5.50% Annual 12/19/2029 HUF 10,000,000 (49) 245 196
Pay 6M BUBOR Semi 5.50% Annual 3/20/2030 HUF 5,000,000 114 3 117
Pay 6M BUBOR Semi 5.50% Annual 3/20/2030 HUF 5,000,000 114 3 117
Pay 6M EURIBOR Semi 2.50% Annual 3/20/2030 EUR 100,000 1,087 864 1,951
Pay 6M EURIBOR Semi 2.50% Annual 12/20/2034 EUR 1,200,000 6,708 13,665 20,373
Pay 6M EURIBOR Semi 2.50% Annual 12/20/2034 EUR 1,100,000 5,567 13,539 19,106
Pay 6M EURIBOR Semi 2.50% Annual 3/21/2035 EUR 100,000 1,349 435 1,784
Pay 6M EURIBOR Semi 2.50% Annual 3/21/2035 EUR 100,000 423 1,360 1,783
Pay 6M NIBOR Semi 3.50% Annual 12/20/2034 NOK 1,500,000 640 (63) 577
Pay 6M NIBOR Semi 3.50% Annual 12/20/2034 NOK 1,500,000 640 (63) 577
Pay 6M WIBOR Semi 4.50% Annual 12/19/2029 PLN 200,000 331 238 569
Pay 6M WIBOR Semi 4.50% Annual 12/19/2029 PLN 200,000 331 238 569
Receive 1D CORRA Semi 2.50% Semi 12/19/2029 CAD 2,100,000 3,277 62 3,339
Receive 1D CORRA Semi 2.50% Semi 12/19/2029 CAD 2,200,000 3,433 65 3,498
Receive 1D SOFR Annual 3.00% Annual 12/19/2029 USD 1,900,000 6,441 9,180 15,621
Receive 1D SOFR Annual 3.00% Annual 12/19/2029 USD 2,000,000 6,629 9,814 16,443
Receive 1D SONIA Annual 3.50% Annual 12/19/2029 GBP 2,300,000 7,680 284 7,964
Receive 1D SONIA Annual 3.50% Annual 12/19/2029 GBP 2,400,000 8,545 (285) 8,260
Receive 1D SONIA Annual 3.50% Annual 12/16/2054 GBP 200,000 3,559 9,553 13,112
Receive 1D SONIA Annual 3.50% Annual 12/16/2054 GBP 100,000 1,779 4,777 6,556

Consolidated Schedule of Investments
September 30, 2024 (Unaudited)
AQR TREND TOTAL RETURN FUND (FORMERLY KNOWN AS AQR SUSTAINABLE LONG-SHORT EQUITY CARBON AWARE FUND)
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | September 2024

(Continued)
PAY/
RECEIVE
FLOATING
RATE
FLOATING RATE
INDEX (a) FIXED RATE
MATURITY
DATE
NOTIONAL
AMOUNT
UPFRONT
PREMIUM PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Receive 1D TONAR Annual 0.50% Annual 3/17/2027 JPY 625,000,000 $ 2,640 $ (318) $ 2,322
Receive 1D TONAR Annual 0.50% Annual 3/17/2027 JPY 625,000,000 2,640 (318) 2,322
Receive 1D TONAR Annual 0.50% Annual 12/19/2029 JPY 15,000,000 589 48 637
Receive 1D TONAR Annual 0.50% Annual 12/19/2029 JPY 15,000,000 589 48 637
Receive 1M TIIE Monthly 8.50% Monthly 12/16/2026 MXN 500,000 96 (1) 95
Receive 1M TIIE Monthly 8.50% Monthly 12/16/2026 MXN 500,000 96 (1) 95
Receive 3M BBR Qtrly 3.50% Semi 12/12/2029 NZD 1,100,000 (25) 166 141
Receive 3M BBR Qtrly 3.50% Semi 12/12/2029 NZD 1,100,000 (25) 166 141
Receive 3M TELBOR Qtrly 4.00% Annual 3/17/2027 ILS 100,000 112 (77) 35
Receive 3M TELBOR Qtrly 4.00% Annual 3/17/2027 ILS 200,000 252 (182) 70
Receive 3M TELBOR Qtrly 4.00% Annual 3/20/2030 ILS 100,000 413 (235) 178
Receive 3M TWCPBA Qtrly 1.50% Qtrly 12/18/2026 TWD 5,800,000 708 53 761
Receive 3M TWCPBA Qtrly 1.50% Qtrly 12/18/2026 TWD 5,800,000 708 53 761
Receive 3M TWCPBA Qtrly 1.50% Qtrly 3/19/2027 TWD 4,500,000 541 28 569
Receive 3M TWCPBA Qtrly 1.50% Qtrly 3/19/2027 TWD 4,500,000 541 28 569
Receive 6M BBR Semi 3.50% Semi 12/13/2029 AUD 500,000 2,938 968 3,906
Receive 6M BBR Semi 3.50% Semi 12/13/2029 AUD 400,000 2,284 841 3,125
Receive 6M BBR Semi 3.50% Semi 3/07/2030 AUD 400,000 486 2,250 2,736
Receive 6M BBR Semi 3.50% Semi 3/07/2030 AUD 400,000 486 2,250 2,736
92,054 195,678 287,732
Pay 1D CORRA Semi 2.50% Semi 12/16/2026 CAD 6,500,000 (22,277) 11,940 (10,337)
Pay 1D CORRA Semi 2.50% Semi 12/16/2026 CAD 6,600,000 (22,619) 12,122 (10,497)
Pay 1D MIBOR Semi 6.00% Semi 12/18/2026 INR 5,100,000 26 (37) (11)
Pay 1D MIBOR Semi 6.00% Semi 12/18/2026 INR 5,100,000 26 (37) (11)
Pay 1D SARON Annual 0.50% Annual 12/20/2034 CHF 300,000 (7,558) 4,402 (3,156)
Pay 1D SARON Annual 0.50% Annual 12/20/2034 CHF 300,000 (7,558) 4,402 (3,156)
Pay 1D SOFR Annual 3.00% Annual 12/16/2026 USD 3,900,000 (11,536) (7,515) (19,051)
Pay 1D SOFR Annual 3.00% Annual 12/16/2026 USD 3,800,000 (11,241) (7,411) (18,652)
Pay 1D SOFR Annual 3.00% Annual 3/17/2027 USD 700,000 217 (1,818) (1,601)
Pay 1D SOFR Annual 3.00% Annual 3/17/2027 USD 700,000 179 (1,779) (1,600)
Pay 1D SOFR Annual 3.00% Annual 3/20/2030 USD 200,000 (650) (698) (1,348)
Pay 1D SOFR Annual 3.00% Annual 3/20/2030 USD 200,000 49 (1,266) (1,217)
Pay 1D SONIA Annual 3.50% Annual 12/16/2026 GBP 6,100,000 (9,315) (27,458) (36,773)
Pay 1D SONIA Annual 3.50% Annual 12/16/2026 GBP 6,100,000 (9,315) (27,458) (36,773)
Pay 1D SONIA Annual 3.50% Annual 3/17/2027 GBP 100,000 164 (410) (246)
Pay 1D SONIA Annual 3.50% Annual 12/20/2034 GBP 500,000 763 (6,399) (5,636)
Pay 1D SONIA Annual 3.50% Annual 12/20/2034 GBP 500,000 (3,576) (2,060) (5,636)
Pay 1D SONIA Annual 3.50% Annual 3/21/2035 GBP 100,000 (356) (535) (891)
Pay 1D SORA Semi 2.00% Semi 12/16/2026 SGD 500,000 (1,173) (587) (1,760)
Pay 1D SORA Semi 2.00% Semi 12/16/2026 SGD 400,000 (938) (469) (1,407)
Pay 1D TONAR Annual 0.50% Annual 3/21/2030 JPY 255,000,000 (12,290) (814) (13,104)
Pay 1D TONAR Annual 0.50% Annual 3/21/2030 JPY 255,000,000 (12,290) (814) (13,104)
Pay 1W CNREPOFIX_
CFXS Qtrly 1.50% Qtrly 12/18/2026 CNY 5,800,000 (1,332) (345) (1,677)
Pay 1W CNREPOFIX_
CFXS Qtrly 1.50% Qtrly 12/18/2026 CNY 5,800,000 (1,332) (345) (1,677)
Pay 3M BBR Qtrly 3.50% Qtrly 12/10/2026 AUD 1,800,000 (2,149) 2,062 (87)
Pay 3M BBR Qtrly 3.50% Qtrly 12/10/2026 AUD 1,900,000 (2,180) 2,088 (92)
Pay 3M HIBOR Qtrly 3.00% Qtrly 12/16/2026 HKD 1,100,000 (542) 503 (39)
Pay 3M HIBOR Qtrly 3.00% Qtrly 12/16/2026 HKD 1,100,000 (546) 513 (33)
Pay 3M JIBAR Qtrly 7.00% Qtrly 12/17/2026 ZAR 4,000,000 (839) 660 (179)
Pay 3M JIBAR Qtrly 7.00% Qtrly 12/17/2026 ZAR 4,000,000 (839) 660 (179)
Pay 3M STIBOR Qtrly 2.00% Annual 12/20/2034 SEK 2,100,000 (3,038) (848) (3,886)
Pay 3M STIBOR Qtrly 2.00% Annual 12/20/2034 SEK 2,100,000 (3,038) (848) (3,886)
Pay 6M BBR Semi 4.00% Semi 12/07/2034 AUD 400,000 (1,069) (378) (1,447)
Pay 6M BBR Semi 4.00% Semi 12/07/2034 AUD 300,000 (1,135) 50 (1,085)
Pay 6M BBR Semi 4.00% Semi 3/08/2035 AUD 200,000 163 (865) (702)

AQR Funds | N-PORT Part F | September 2024
See notes to Schedule of Investments.
AQR TREND TOTAL RETURN FUND (FORMERLY KNOWN AS AQR SUSTAINABLE LONG-SHORT EQUITY CARBON AWARE FUND)
Consolidated Schedule of Investments
September 30, 2024 (Unaudited)
(Continued)
PAY/
RECEIVE
FLOATING
RATE
FLOATING RATE
INDEX (a) FIXED RATE
MATURITY
DATE
NOTIONAL
AMOUNT
UPFRONT
PREMIUM PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Pay 6M BBR Semi 4.00% Semi 3/08/2035 AUD 200,000 $ 163 $ (865) $ (702)
Pay 6M BUBOR Semi 5.00% Annual 12/16/2026 HUF 25,200,000 (468) 172 (296)
Pay 6M BUBOR Semi 5.00% Annual 12/16/2026 HUF 25,200,000 (468) 172 (296)
Pay 6M BUBOR Semi 5.00% Annual 3/17/2027 HUF 5,000,000 (40) 28 (12)
Pay 6M BUBOR Semi 5.00% Annual 3/17/2027 HUF 5,000,000 (40) 28 (12)
Pay 6M EURIBOR Semi 2.00% Annual 12/16/2026 EUR 10,200,000 (37,467) 7,778 (29,689)
Pay 6M EURIBOR Semi 2.00% Annual 12/16/2026 EUR 10,100,000 (37,100) 7,780 (29,320)
Pay 6M EURIBOR Semi 2.00% Annual 3/17/2027 EUR 100,000 (103) 73 (30)
Pay 6M NIBOR Semi 3.50% Annual 12/16/2026 NOK 18,500,000 (8,326) 4,156 (4,170)
Pay 6M NIBOR Semi 3.50% Annual 12/16/2026 NOK 18,500,000 (8,326) 4,156 (4,170)
Pay 6M PRIBOR Semi 3.00% Annual 12/16/2026 CZK 2,500,000 (263) 158 (105)
Pay 6M PRIBOR Semi 3.00% Annual 12/16/2026 CZK 2,500,000 (263) 158 (105)
Pay 6M PRIBOR Semi 3.00% Annual 12/19/2029 CZK 1,500,000 (245) 44 (201)
Pay 6M PRIBOR Semi 3.00% Annual 12/19/2029 CZK 1,500,000 (245) 44 (201)
Pay 6M WIBOR Semi 4.50% Annual 12/16/2026 PLN 300,000 (332) 149 (183)
Pay 6M WIBOR Semi 4.50% Annual 12/16/2026 PLN 200,000 (221) 99 (122)
Receive 1D SARON Annual 0.50% Annual 12/19/2029 CHF 1,300,000 6,872 (9,644) (2,772)
Receive 1D SARON Annual 0.50% Annual 12/19/2029 CHF 1,200,000 6,344 (8,902) (2,558)
Receive 1D SOFR Annual 3.50% Annual 12/16/2054 USD 100,000 (4,424) 390 (4,034)
Receive 1D SOFR Annual 3.50% Annual 12/16/2054 USD 200,000 (9,051) 984 (8,067)
Receive 1D SOFR Annual 3.50% Annual 3/17/2055 USD 100,000 (7,261) 2,986 (4,275)
Receive 1D TONAR Annual 0.50% Annual 12/16/2026 JPY 370,000,000 59 (523) (464)
Receive 1D TONAR Annual 0.50% Annual 12/16/2026 JPY 370,000,000 59 (523) (464)
Receive 1D TONAR Annual 1.00% Annual 3/22/2035 JPY 60,000,000 (3,466) 1,203 (2,263)
Receive 1D TONAR Annual 1.00% Annual 3/22/2035 JPY 60,000,000 (3,466) 1,203 (2,263)
Receive 3M BBR Qtrly 3.50% Qtrly 3/11/2027 AUD 100,000 (93) (34) (127)
Receive 3M STIBOR Qtrly 2.00% Annual 12/19/2029 SEK 9,500,000 890 (1,858) (968)
Receive 3M STIBOR Qtrly 2.00% Annual 12/19/2029 SEK 9,500,000 890 (1,858) (968)
Receive 6M EURIBOR Semi 2.50% Annual 12/19/2029 EUR 3,700,000 (21,615) (44,178) (65,793)
Receive 6M EURIBOR Semi 2.50% Annual 12/19/2029 EUR 3,700,000 (20,855) (44,938) (65,793)
Receive 6M EURIBOR Semi 2.50% Annual 12/16/2054 EUR 200,000 (12,174) 647 (11,527)
Receive 6M EURIBOR Semi 2.50% Annual 12/16/2054 EUR 300,000 (17,993) 702 (17,291)
Receive 6M NIBOR Semi 3.50% Annual 12/19/2029 NOK 4,000,000 (26) (648) (674)
Receive 6M NIBOR Semi 3.50% Annual 12/19/2029 NOK 4,000,000 (26) (648) (674)
(328,224) (133,301) (461,525)
$ (236,170) $ 62,377 $ (173,793)
Abbreviations:
1D: 1 Day
1W: 1 Week
1M: 1 Month
3M: 3 Month
6M: 6 Month
Qtrly: Quarterly
Semi: Semi-Annually
Annual: Annually

Consolidated Schedule of Investments
September 30, 2024 (Unaudited)
AQR TREND TOTAL RETURN FUND (FORMERLY KNOWN AS AQR SUSTAINABLE LONG-SHORT EQUITY CARBON AWARE FUND)
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | September 2024

(Continued)
(a) Floating rate indices at September 30, 2024 were as follows:
1 Day Canadian Overnight Repo Rate Average (“CORRA”): 4.30%
1 Day Mumbai Interbank Overnight Rate (“MIBOR”): 6.76%
1 Day Secured Overnight Financing Rate (“SOFR”): 4.96%
1 Day Singapore Overnight Rate Average (“SORA”): 3.88%
1 Day Sterling Overnight Index Average (“SONIA”): 4.95%
1 Day Swiss Average Rate Overnight (“SARON”): 0.96%
1 Day Thailand Overnight Repo Rate (“THOR”): 2.48%
1 Day Tokyo Overnight Average Rate (“TONAR”): 0.22%
1 Month Mexico Equilibrium Interbank Interest Rate (“TIIE”): 10.74%
1 Week China Fixing Repo Rate (“CNREPOFIX_CFXS”): 2.40%
3 Month Australian Bank-Bill Reference Rate (“BBR”): 4.43%
3 Month Hong Kong Interbank Offered Rate (“HIBOR”): 4.18%
3 Month Johannesburg Interbank Agreed Rate (“JIBAR”): 8.05%
3 Month Korean Certificate of Deposit (“CD_KSDA”): 3.53%
3 Month Stockholm Interbank Offered Rate (“STIBOR”): 3.08%
3 Month Taiwan Secondary Markets Bills Rate (“TWCPBA”): 1.66%
3 Month Tel Aviv Interbank Offer Rate (“TELBOR”): 4.51%
6 Month Australian Bank-Bill Reference Rate (“BBR”): 4.62%
6 Month Budapest Interbank Offered Rate (“BUBOR”): 6.21%
6 Month Euro Interbank Offered Rate (“EURIBOR”): 3.11%
6 Month Norwegian Interbank Offered Rate (“NIBOR”): 4.72%
6 Month Prague Interbank Offered Rate (“PRIBOR”): 3.94%
6 Month Warsaw Interbank Offered Rate (“WIBOR”): 5.75%
Total return swap contracts outstanding as of September 30, 2024 :
Over-the-Counter
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Amsterdam
Exchange Index
October Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity
At termination GSIN 10/18/2024 EUR 182,400 $ 2,298
Swiss Market
Index December
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity
At termination JPMC 12/20/2024 CHF 976,480 9,750
Total unrealized appreciation 12,048
iBovespa Index
October Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity
At termination GSIN 10/16/2024 BRL 2,519,039 (19,241)
Total unrealized depreciation (19,241)
Net unrealized depreciation $ (7,193)
Futures contracts outstanding as of September 30, 2024:
Exchange-Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
Brent Crude Oil 4 10/2024 USD $ 286,800 $ (1,751)
CAC 40 10 Euro Index 5 10/2024 EUR 425,752 9,056
Hang Seng Index 4 10/2024 HKD 547,425 47,539
HSCEI 12 10/2024 HKD 583,109 48,464
IBEX 35 Index 3 10/2024 EUR 397,107 5,049

AQR Funds | N-PORT Part F | September 2024
See notes to Schedule of Investments.
AQR TREND TOTAL RETURN FUND (FORMERLY KNOWN AS AQR SUSTAINABLE LONG-SHORT EQUITY CARBON AWARE FUND)
Consolidated Schedule of Investments
September 30, 2024 (Unaudited)
(Continued)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
IFSC NIFTY 50 Index 7 10/2024 USD $ 364,091 $ (1,522)
MSCI Singapore Index 12 10/2024 SGD 320,622 (1,228)
OMXS30 Index 18 10/2024 SEK 465,382 11,623
SGX FTSE China A50 Index 28 10/2024 USD 389,200 45,886
SGX FTSE Taiwan Index 5 10/2024 USD 373,200 (6,846)
WTI Crude Oil 3 10/2024 USD 204,510 5,770
EURO STOXX 50 Volatility Index 1 11/2024 EUR 2,037 69
LME Aluminum Base Metal 1 11/2024 USD 65,090 3,006
LME Aluminum Base Metal 1 11/2024 USD 65,042 5,039
LME Aluminum Base Metal 1 11/2024 USD 65,040 3,750
LME Copper Base Metal 1 11/2024 USD 244,269 13,328
LME Lead Base Metal 1 11/2024 USD 51,965 787
LME Lead Base Metal 1 11/2024 USD 51,982 379
LME Lead Base Metal 1 11/2024 USD 52,010 (871)
LME Nickel Base Metal 1 11/2024 USD 104,680 2,735
LME Nickel Base Metal 1 11/2024 USD 104,639 2,425
LME Nickel Base Metal 2 11/2024 USD 208,986 6,901
LME Nickel Base Metal 3 11/2024 USD 313,461 16,183
LME Zinc Base Metal 1 11/2024 USD 77,041 5,042
LME Zinc Base Metal 1 11/2024 USD 77,038 6,046
LME Zinc Base Metal 2 11/2024 USD 154,058 7,766
LME Zinc Base Metal 4 11/2024 USD 308,236 28,325
Robusta Coffee 2 11/2024 USD 109,960 13,772
White Sugar 1 11/2024 USD 28,875 2,428
100 oz Gold 5 12/2024 USD 1,329,700 55,309
Australia 10 Year Bond 4 12/2024 AUD 321,634 (3,041)
Australia 3 Year Bond 1 12/2024 AUD 74,058 (132)
Canada 10 Year Bond 1 12/2024 CAD 92,380 650
Cocoa 2 12/2024 USD 154,440 13,635
Cocoa 9 12/2024 GBP 630,626 (24,204)
Coffee 'C' 2 12/2024 USD 202,688 18,406
Copper 9 12/2024 USD 1,024,425 66,071
Corn 8 12/2024 USD 169,900 5,763
Crude Palm Oil 5 12/2024 MYR 121,105 2,889
DAX Index 1 12/2024 EUR 542,744 17,252
DJIA CBOT E-Mini Index 4 12/2024 USD 852,860 17,383
Euro STOXX 50 Index 5 12/2024 EUR 279,957 8,823
EURO STOXX 50 Volatility Index 1 12/2024 EUR 1,920 23
Euro-Bobl 2 12/2024 EUR 267,223 1,284
Euro-BTP 7 12/2024 EUR 947,280 19,929
Euro-Bund 5 12/2024 EUR 750,820 5,817
Euro-Buxl 2 12/2024 EUR 303,489 37
Euro-OAT 6 12/2024 EUR 847,753 (1,313)
FTSE 100 Index 8 12/2024 GBP 886,505 (10,098)
FTSE/JSE Top 40 Index 4 12/2024 ZAR 184,325 9,514
FTSE/MIB Index 5 12/2024 EUR 947,652 11,086
KOSPI 200 Index 12 12/2024 KRW 798,119 13,122
Lean Hogs 3 12/2024 USD 87,930 (10)
Live Cattle 4 12/2024 USD 295,680 2,242
LME Aluminum Base Metal 1 12/2024 USD 65,214 6,586
LME Aluminum Base Metal 1 12/2024 USD 65,262 4,910
LME Aluminum Base Metal 1 12/2024 USD 65,230 6,440
LME Aluminum Base Metal 1 12/2024 USD 65,288 (42)
LME Aluminum Base Metal 1 12/2024 USD 65,271 (719)
LME Aluminum Base Metal 2 12/2024 USD 130,278 11,373
LME Aluminum Base Metal 2 12/2024 USD 130,493 3,497
LME Aluminum Base Metal 5 12/2024 USD 326,641 9,228

Consolidated Schedule of Investments
September 30, 2024 (Unaudited)
AQR TREND TOTAL RETURN FUND (FORMERLY KNOWN AS AQR SUSTAINABLE LONG-SHORT EQUITY CARBON AWARE FUND)
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | September 2024

(Continued)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
LME Copper Base Metal 1 12/2024 USD $ 245,509 $ 17,591
LME Nickel Base Metal 1 12/2024 USD 104,771 8,685
LME Zinc Base Metal 1 12/2024 USD 77,075 8,575
LME Zinc Base Metal 2 12/2024 USD 154,635 14,110
Long Gilt 1 12/2024 GBP 131,823 (237)
MSCI EAFE Index 4 12/2024 USD 497,560 9,155
MSCI Emerging Markets Index 14 12/2024 USD 820,890 50,025
NASDAQ 100 E-Mini Index 1 12/2024 USD 405,225 11,555
Russell 2000 E-Mini Index 5 12/2024 USD 562,300 16,102
S&P 500 E-Mini Index 79 12/2024 USD 22,966,289 565,338
S&P Midcap 400 E-Mini Index 2 12/2024 USD 629,720 3,557
S&P/TSX 60 Index 8 12/2024 CAD 1,708,780 20,250
SPI 200 Index 7 12/2024 AUD 1,004,912 11,515
U.S. Treasury 10 Year Note 4 12/2024 USD 457,438 (3,382)
U.S. Treasury 2 Year Note 4 12/2024 USD 833,063 (1,379)
U.S. Treasury 5 Year Note 8 12/2024 USD 879,563 (2,497)
U.S. Treasury Long Bond 6 12/2024 USD 746,063 (7,126)
U.S. Treasury Ultra Bond 3 12/2024 USD 399,844 (4,117)
Wheat 2 12/2024 USD 58,400 2,301
Platinum 1 1/2025 USD 49,555 21
Sugar No. 11 12 2/2025 USD 301,997 (6,938)
3 Month Euro Euribor 3 3/2025 EUR 815,702 2,312
90-Day Australian Bank Bill 4 3/2025 AUD 2,739,127 (261)
90-Day New Zealand Bill 3 3/2025 NZD 1,888,115 853
3 Month CORRA 30 6/2025 CAD 5,389,663 14,088
3 Month Euro Euribor 10 6/2025 EUR 2,727,635 12,134
3 Month SARON 6 6/2025 CHF 1,764,164 2,082
3 Month SOFR 5 6/2025 USD 1,206,000 3,747
3 Month SONIA 5 6/2025 GBP 1,603,839 1,422
90-Day Australian Bank Bill 7 6/2025 AUD 4,796,870 362
90-Day New Zealand Bill 3 6/2025 NZD 1,890,147 504
3 Month CORRA 18 9/2025 CAD 3,241,284 8,491
3 Month Euro Euribor 14 9/2025 EUR 3,823,754 11,655
3 Month SARON 3 9/2025 CHF 882,968 1,735
3 Month SOFR 7 9/2025 USD 1,693,825 4,984
3 Month SONIA 4 9/2025 GBP 1,287,416 3,190
90-Day Australian Bank Bill 12 9/2025 AUD 8,226,623 533
90-Day New Zealand Bill 3 9/2025 NZD 1,891,442 747
3 Month CORRA 9 12/2025 CAD 1,622,056 4,241
3 Month Euro Euribor 8 12/2025 EUR 2,185,781 9,047
3 Month SARON 3 12/2025 CHF 883,322 1,738
3 Month SOFR 7 12/2025 USD 1,696,450 614
3 Month SONIA 7 12/2025 GBP 2,257,072 3,532
90-Day Australian Bank Bill 6 12/2025 AUD 4,114,317 285
3 Month CORRA 7 3/2026 CAD 1,262,117 941
3 Month Euro Euribor 8 3/2026 EUR 2,185,336 7,871
3 Month SARON 2 3/2026 CHF 588,970 1,112
3 Month SOFR 3 3/2026 USD 727,538 996
3 Month SONIA 4 3/2026 GBP 1,290,892 2,767
3 Month Euro Euribor 9 6/2026 EUR 2,457,501 7,643
3 Month SOFR 3 6/2026 USD 727,725 763
3 Month SONIA 4 6/2026 GBP 1,291,226 2,112
3 Month Euro Euribor 9 9/2026 EUR 2,456,249 2,397
3 Month SOFR 3 9/2026 USD 727,688 1,237
3 Month SONIA 5 9/2026 GBP 1,614,033 1,754
3 Month SOFR 4 12/2026 USD 970,000 (1,158)

AQR Funds | N-PORT Part F | September 2024
See notes to Schedule of Investments.
AQR TREND TOTAL RETURN FUND (FORMERLY KNOWN AS AQR SUSTAINABLE LONG-SHORT EQUITY CARBON AWARE FUND)
Consolidated Schedule of Investments
September 30, 2024 (Unaudited)
(Continued)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
3 Month SONIA 4 12/2026 GBP $ 1,291,159 $ (314)
Total of long contracts 1,380,120
Short Contracts
EURO STOXX 50 Volatility Index (3) 10/2024 EUR (6,362) 206
Natural Gas (8) 10/2024 USD (233,840) (25,909)
NY Harbor ULSD (8) 10/2024 USD (723,878) (9,980)
RBOB Gasoline (3) 10/2024 USD (243,823) (4,674)
Canola (6) 11/2024 CAD (53,574) (3,333)
LME Aluminum Base Metal (1) 11/2024 USD (65,090) (3,163)
LME Aluminum Base Metal (1) 11/2024 USD (65,042) (4,995)
LME Aluminum Base Metal (1) 11/2024 USD (65,040) (3,368)
LME Copper Base Metal (1) 11/2024 USD (244,269) (13,396)
LME Lead Base Metal (1) 11/2024 USD (51,965) (818)
LME Lead Base Metal (1) 11/2024 USD (51,982) (735)
LME Lead Base Metal (1) 11/2024 USD (52,010) 687
LME Nickel Base Metal (1) 11/2024 USD (104,639) (2,797)
LME Nickel Base Metal (1) 11/2024 USD (104,680) (1,396)
LME Nickel Base Metal (2) 11/2024 USD (208,986) (7,692)
LME Nickel Base Metal (3) 11/2024 USD (313,461) (16,020)
LME Zinc Base Metal (1) 11/2024 USD (77,038) (6,415)
LME Zinc Base Metal (1) 11/2024 USD (77,041) (5,118)
LME Zinc Base Metal (2) 11/2024 USD (154,058) (7,513)
LME Zinc Base Metal (4) 11/2024 USD (308,236) (28,299)
Low Sulphur Gasoil (12) 11/2024 USD (792,300) (15,515)
SGX Iron Ore (8) 11/2024 USD (87,848) (10,887)
Soybean (4) 11/2024 USD (211,400) (15,140)
Cotton No. 2 (5) 12/2024 USD (184,025) (12,833)
KC HRW Wheat (5) 12/2024 USD (145,938) (4,337)
LME Aluminum Base Metal (1) 12/2024 USD (65,214) (6,690)
LME Aluminum Base Metal (1) 12/2024 USD (65,288) (40)
LME Aluminum Base Metal (1) 12/2024 USD (65,271) 682
LME Aluminum Base Metal (1) 12/2024 USD (65,262) (4,957)
LME Aluminum Base Metal (1) 12/2024 USD (65,230) (6,633)
LME Aluminum Base Metal (2) 12/2024 USD (130,278) (11,129)
LME Aluminum Base Metal (2) 12/2024 USD (130,493) (3,986)
LME Aluminum Base Metal (6) 12/2024 USD (391,970) (31,790)
LME Lead Base Metal (1) 12/2024 USD (52,298) (19)
LME Nickel Base Metal (1) 12/2024 USD (104,771) (8,774)
LME Nickel Base Metal (3) 12/2024 USD (314,880) (18,387)
LME Zinc Base Metal (1) 12/2024 USD (77,317) (4,114)
LME Zinc Base Metal (1) 12/2024 USD (77,075) (8,828)
Milling Wheat No. 2 (8) 12/2024 EUR (98,959) (2,211)
Palladium (1) 12/2024 USD (100,020) (5,597)
Red Wheat (2) 12/2024 USD (62,175) (3,148)
Soybean Meal (7) 12/2024 USD (239,120) (24,014)
Soybean Oil (7) 12/2024 USD (181,902) (19,922)
Total of short contracts (362,997)
Net unrealized appreciation $ 1,017,123

Consolidated Schedule of Investments
September 30, 2024 (Unaudited)
AQR TREND TOTAL RETURN FUND (FORMERLY KNOWN AS AQR SUSTAINABLE LONG-SHORT EQUITY CARBON AWARE FUND)
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | September 2024

(Continued)
Forward foreign currency exchange contracts outstanding as of September 30, 2024:
Over-the-Counter
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
AUD 1,026,500 USD 698,092 CITI 12/18/2024 $ 12,144
AUD 1,026,500 USD 698,089 JPMC 12/18/2024 12,148
BRL 420,946 USD 76,303 CITI
**
12/18/2024 262
BRL 420,946 USD 76,303 JPMC
**
12/18/2024 262
CAD 115,000 USD 85,085 CITI 12/18/2024 118
CAD 115,000 USD 85,085 JPMC 12/18/2024 119
CLP 150,000,000 USD 163,956 CITI
**
12/18/2024 2,740
CLP 150,000,000 USD 163,955 JPMC
**
12/18/2024 2,741
EUR 571,500 USD 635,389 CITI 12/18/2024 2,805
EUR 571,500 USD 635,386 JPMC 12/18/2024 2,808
GBP 1,300,000 USD 1,706,545 CITI 12/18/2024 31,184
GBP 1,300,000 USD 1,706,536 JPMC 12/18/2024 31,192
IDR 2,000,000,000 USD 128,843 CITI
**
12/18/2024 2,441
IDR 2,000,000,000 USD 128,844 JPMC
**
12/18/2024 2,440
INR 170,000,000 USD 2,017,443 CITI
**
12/18/2024 3,553
INR 170,000,000 USD 2,017,433 JPMC
**
12/18/2024 3,562
JPY 147,787,292 USD 1,035,004 CITI 12/18/2024 4,366
JPY 147,787,292 USD 1,034,998 JPMC 12/18/2024 4,371
KRW 537,500,000 USD 406,482 CITI
**
12/18/2024 2,682
KRW 537,500,000 USD 406,480 JPMC
**
12/18/2024 2,685
NOK 1,500,000 USD 141,131 CITI 12/18/2024 1,068
NOK 1,500,000 USD 141,131 JPMC 12/18/2024 1,069
NZD 975,000 USD 603,379 CITI 12/18/2024 16,118
NZD 975,000 USD 603,376 JPMC 12/18/2024 16,121
PHP 8,750,000 USD 155,297 CITI
**
12/18/2024 546
PHP 8,750,000 USD 155,313 JPMC
**
12/18/2024 530
PLN 1,981,250 USD 512,463 CITI 12/18/2024 1,037
PLN 1,981,250 USD 512,460 JPMC 12/18/2024 1,039
SEK 8,605,000 USD 846,739 CITI 12/18/2024 3,849
SEK 8,605,000 USD 846,735 JPMC 12/18/2024 3,853
SGD 839,000 USD 647,061 CITI 12/18/2024 8,273
SGD 839,000 USD 647,048 JPMC 12/18/2024 8,286
THB 21,000,000 USD 626,614 CITI 12/18/2024 29,411
THB 21,000,000 USD 626,611 JPMC 12/18/2024 29,414
TWD 21,600,076 USD 685,846 CITI
**
12/18/2024 3,048
TWD 21,600,076 USD 685,842 JPMC
**
12/18/2024 3,052
USD 23,632 CAD 31,750 CITI 12/18/2024 108
USD 23,632 CAD 31,750 JPMC 12/18/2024 108
USD 50,006 CHF 41,772 CITI 12/18/2024 218
USD 50,006 CHF 41,772 JPMC 12/18/2024 218
USD 351,336 CZK 7,900,000 CITI 12/18/2024 1,839
USD 351,338 CZK 7,900,000 JPMC 12/18/2024 1,841
USD 1,752,820 EUR 1,562,810 CITI 12/18/2024 7,631
USD 1,752,829 EUR 1,562,810 JPMC 12/18/2024 7,639
USD 138,234 GBP 103,324 CITI 12/18/2024 119
USD 138,235 GBP 103,324 JPMC 12/18/2024 121
USD 1,340,466 JPY 190,000,000 CITI 12/18/2024 4,220
USD 1,340,473 JPY 190,000,000 JPMC 12/18/2024 4,227
USD 202,822 MXN 4,000,000 CITI 12/18/2024 2,120
USD 202,823 MXN 4,000,000 JPMC 12/18/2024 2,122
USD 160,380 NOK 1,685,499 CITI 12/18/2024 595
USD 160,381 NOK 1,685,499 JPMC 12/18/2024 597
ZAR 17,500,000 USD 979,145 CITI 12/18/2024 27,043
ZAR 17,500,000 USD 979,140 JPMC 12/18/2024 27,048
Total unrealized appreciation 339,151

AQR Funds | N-PORT Part F | September 2024
See notes to Schedule of Investments.
AQR TREND TOTAL RETURN FUND (FORMERLY KNOWN AS AQR SUSTAINABLE LONG-SHORT EQUITY CARBON AWARE FUND)
Consolidated Schedule of Investments
September 30, 2024 (Unaudited)
(Continued)
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
AUD 84,000 USD 58,193 CITI 12/18/2024 $ (73)
AUD 84,000 USD 58,193 JPMC 12/18/2024 (73)
BRL 224,554 USD 40,927 CITI
**
12/18/2024 (84)
BRL 224,554 USD 40,927 JPMC
**
12/18/2024 (84)
CAD 1,144,000 USD 849,271 CITI 12/18/2024 (1,684)
CAD 1,144,000 USD 849,266 JPMC 12/18/2024 (1,680)
CHF 105,500 USD 125,940 CITI 12/18/2024 (195)
CHF 105,500 USD 125,940 JPMC 12/18/2024 (194)
CLP 50,000,000 USD 55,664 CITI
**
12/18/2024 (99)
CLP 50,000,000 USD 55,664 JPMC
**
12/18/2024 (99)
CNY 2,386,000 USD 343,153 CITI
**
12/18/2024 (469)
CNY 2,386,000 USD 343,151 JPMC
**
12/18/2024 (467)
COP 100,000,000 USD 24,376 CITI
**
12/18/2024 (835)
COP 100,000,000 USD 24,375 JPMC
**
12/18/2024 (835)
CZK 2,000,000 USD 88,681 CITI 12/18/2024 (201)
CZK 2,000,000 USD 88,680 JPMC 12/18/2024 (200)
EUR 904,500 USD 1,011,968 CITI 12/18/2024 (1,913)
EUR 904,500 USD 1,011,963 JPMC 12/18/2024 (1,908)
HUF 70,000,000 USD 196,483 CITI 12/18/2024 (887)
HUF 70,000,000 USD 196,482 JPMC 12/18/2024 (886)
ILS 1,162,000 USD 315,707 CITI 12/18/2024 (3,256)
ILS 1,162,000 USD 315,705 JPMC 12/18/2024 (3,254)
INR 125,000,000 USD 1,488,696 CITI
**
12/18/2024 (2,671)
INR 125,000,000 USD 1,488,689 JPMC
**
12/18/2024 (2,662)
JPY 242,040,208 USD 1,726,728 CITI 12/18/2024 (24,490)
JPY 242,040,208 USD 1,726,719 JPMC 12/18/2024 (24,481)
KRW 62,500,000 USD 47,591 CITI
**
12/18/2024 (13)
KRW 62,500,000 USD 47,590 JPMC
**
12/18/2024 (13)
PHP 11,250,000 USD 201,473 CITI
**
12/18/2024 (1,102)
PHP 11,250,000 USD 201,464 JPMC
**
12/18/2024 (1,093)
PLN 1,732,750 USD 451,869 CITI 12/18/2024 (2,776)
PLN 1,732,750 USD 451,867 JPMC 12/18/2024 (2,773)
SGD 474,000 USD 370,736 CITI 12/18/2024 (500)
SGD 474,000 USD 370,734 JPMC 12/18/2024 (499)
TWD 6,899,924 USD 220,885 CITI
**
12/18/2024 (824)
TWD 6,899,924 USD 220,884 JPMC
**
12/18/2024 (823)
USD 209,004 AUD 312,500 CITI 12/18/2024 (7,215)
USD 209,005 AUD 312,500 JPMC 12/18/2024 (7,214)
USD 162,648 BRL 906,500 CITI
**
12/18/2024 (2,232)
USD 162,648 BRL 906,500 JPMC
**
12/18/2024 (2,232)
USD 942,788 CAD 1,277,500 CITI 12/18/2024 (3,708)
USD 942,793 CAD 1,277,500 JPMC 12/18/2024 (3,703)
USD 56,758 CHF 47,728 CITI 12/18/2024 (128)
USD 56,759 CHF 47,728 JPMC 12/18/2024 (128)
USD 108,755 CLP 100,000,000 CITI
**
12/18/2024 (2,375)
USD 108,756 CLP 100,000,000 JPMC
**
12/18/2024 (2,375)
USD 400,308 CNY 2,819,000 CITI
**
12/18/2024 (4,565)
USD 400,310 CNY 2,819,000 JPMC
**
12/18/2024 (4,563)
USD 92,823 CZK 2,100,000 CITI 12/18/2024 (81)
USD 92,823 CZK 2,100,000 JPMC 12/18/2024 (81)
USD 91,629 DKK 612,000 CITI 12/18/2024 (132)
USD 91,629 DKK 612,000 JPMC 12/18/2024 (131)
USD 2,206,612 EUR 1,981,190 CITI 12/18/2024 (5,782)
USD 2,206,623 EUR 1,981,190 JPMC 12/18/2024 (5,770)
USD 241,408 GBP 182,676 CITI 12/18/2024 (2,777)
USD 241,409 GBP 182,676 JPMC 12/18/2024 (2,777)
USD 165,136 HKD 1,283,000 CITI 12/18/2024 (77)
USD 165,137 HKD 1,283,000 JPMC 12/18/2024 (76)

Consolidated Schedule of Investments
September 30, 2024 (Unaudited)
AQR TREND TOTAL RETURN FUND (FORMERLY KNOWN AS AQR SUSTAINABLE LONG-SHORT EQUITY CARBON AWARE FUND)
See notes to Schedule of Investments.
AQR Funds | N-PORT Part F | September 2024

CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
USD 34,810 JPY 5,000,000 CITI 12/18/2024 $ (354)
USD 34,811 JPY 5,000,000 JPMC 12/18/2024 (354)
USD 198,458 MXN 4,000,000 CITI 12/18/2024 (2,243)
USD 198,459 MXN 4,000,000 JPMC 12/18/2024 (2,243)
USD 79,667 NOK 842,750 CITI 12/18/2024 (226)
USD 79,667 NOK 842,750 JPMC 12/18/2024 (226)
USD 1,170,619 NZD 1,873,500 CITI 12/18/2024 (19,767)
USD 1,170,625 NZD 1,873,500 JPMC 12/18/2024 (19,762)
USD 77,910 PEN 292,500 CITI
**
12/18/2024 (934)
USD 77,911 PEN 292,500 JPMC
**
12/18/2024 (934)
USD 98,617 SEK 1,000,000 CITI 12/18/2024 (231)
USD 98,617 SEK 1,000,000 JPMC 12/18/2024 (231)
USD 44,416 THB 1,500,000 CITI 12/18/2024 (2,443)
USD 44,416 THB 1,500,000 JPMC 12/18/2024 (2,443)
ZAR 7,000,000 USD 403,790 CITI 12/18/2024 (1,315)
ZAR 7,000,000 USD 403,787 JPMC 12/18/2024 (1,313)
Total unrealized depreciation (197,237)
Net unrealized appreciation $ 141,914
** Non-deliverable forward foreign currency exchange contracts.
Total return basket swap contracts outstanding as of September 30, 2024:
Over-the-Counter
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
GSIN The Fund receives the total
return on a portfolio of long
and short equity positions and
pays or receives the TONAR
plus or minus a specified
spread (-0.03% to 0.01%),
which is denominated in JPY
based on the local currencies
of the positions within the
swap.
28-60 months
maturity
ranging from
12/18/2026
- 08/22/2029
$62,603 $(2,859) $(28) $(2,887)

Schedule of Investments
AQR Funds | N-PORT Part F | September 2024
September 30, 2024 (Unaudited)
See notes to Schedule of Investments.
Abbreviations
ADR - American Depositary Receipt
CHESS - Clearing House Electronic Subregister System Depository Interest
CVA - Dutch Certification
CVR - Contingent Value Rights
OYJ - Public Traded Company
Preference - A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
REIT - Real Estate Investment Trust
SCA - Limited partnership with share capital
SDR - Swedish Depositary Receipt
Currencies
AUD - Australian dollar
BRL - Brazilian real
CAD - Canadian dollar
CHF - Swiss franc
CLP - Chilean peso
CNY - Chinese renminbi
COP - Colombian peso
CZK - Czech Republic koruna
DKK - Danish krone
EUR - Euro
GBP - British pound
HKD - Hong Kong dollar
HUF - Hungarian forint
IDR - Indonesian rupiah
ILS - Israeli shekel
INR - Indian rupee
JPY - Japanese yen
KRW - Korean won
MXN - Mexican peso
MYR - Malaysian ringgit
NOK - Norwegian krone
NZD - New Zealand dollar
PEN - Peruvian Nuevo sol
PHP - Philippine peso
PLN - Poland zloty
SEK - Swedish krona
SGD - Singapore dollar
THB - Thai baht
TWD - New Taiwan dollar
USD - United States dollar
ZAR - South African rand
The following abbreviations are used for counterparty descriptions:
BANA - Bank of America, NA
BNPP - BNP Paribas SA
CITI - Citibank NA
GSIN - Goldman Sachs International
JPMC - J.P. Morgan Chase Bank, NA
MLIN - Merrill Lynch International
MSCS - Morgan Stanley Capital Services LLC
MSIP - Morgan Stanley & Co. International plc

Schedule of Investments
AQR Funds | N-PORT Part F | September 2024
See notes to Schedule of Investments.
September 30, 2024 (Unaudited)
The following reference rates, and their values as of period end, are used for security descriptions:
1 Month Stockholm Interbank Offered Rate (“STIBOR”): 3.29%
Australian Bank-Bill Reference Rate (“BBR”): 4.30%
Australian Overnight Indexed Swap Rate (“AOISR”): 4.34%
Brazilian Interbank Certificate of Deposit (“CDI”): 10.65%
Canadian Overnight Repo Rate Average (“CORRA”): 4.30%
Denmark Tomorrow/Next : 3.28%
Euro Short-Term Rate (“ESTR”): 3.41%
Federal Funds Floating Rate: 4.83%
Hong Kong Interbank Offered Rate (“HIBOR”): 4.32%
Hong Kong Overnight Index Average (“HONIX”): 6.00%
Johannesburg Interbank Agreed Rate (“JIBAR”): 7.93%
Mexico Equilibrium Interbank Interest Rate (“TIIE”): 10.74%
Overnight Bank Funding Rate (“OBFR”): 4.83%
Singapore Overnight Rate Average (“SORA”): 3.88%
South African Overnight Index (“ZARONIA”): 7.88%
Sterling Overnight Index Average (“SONIA”): 4.95%
Swiss Average Rate Overnight (“SARON”): 0.96%
Tel Aviv Interbank Offer Rate (“TELBOR”): 4.50%
Tokyo Overnight Average Rate (“TONAR”): 0.23%
Warsaw Interbank Offered Rate(“WIBOR”): 5.72%

Notes to Schedule of Investments
AQR Funds | N-PORT Part F | September 2024
September 30, 2024 (Unaudited)
The Consolidated Schedules of Investments of the AQR Alternative Risk Premia Fund, AQR Macro Opportunities Fund, AQR Managed Futures
Strategy Fund, AQR Managed Futures Strategy HV Fund, AQR Multi-Asset Fund, AQR Risk-Balanced Commodities Strategy Fund, AQR Style Premia
Alternative Fund and AQR Trend Total Return Fund (formerly known as AQR Sustainable Long-Short Equity Carbon Aware Fund) (collectively, the
“Consolidated Funds”) include the accounts of AQR Alternative Risk Premia Offshore Fund Ltd., AQR Macro Opportunities Offshore Fund Ltd., AQR
Managed Futures Strategy Offshore Fund Ltd., AQR Managed Futures Strategy HV Offshore Fund Ltd., AQR Multi-Asset Offshore Fund Ltd., AQR Risk-
Balanced Commodities Strategy Offshore Fund Ltd., AQR Style Premia Alternative Offshore Fund Ltd. and AQR Trend Total Return Offshore Fund Ltd.,
respectively, which are wholly-owned and controlled subsidiaries (collectively, the “Subsidiaries”). Subsequent references to the Funds collectively refer to the Consolidated Funds and their Subsidiaries.
Fair Value Hierarchy: Various inputs are utilized in determining the value of each Fund’s investments. GAAP establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring the most observable inputs be used when available. These inputs are summarized into three broad levels as follows:
Level 1 — Inputs using unadjusted quoted prices in active markets or exchanges for identical assets and liabilities.
Level 2 — Other significant observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, credit risks and default rates) or other market corroborated inputs.
Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.
An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation technique used. The valuation techniques used by the Funds to measure fair value maximize the use of observable inputs and minimize the use of unobservable inputs. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy.
Investments classified as Level 3 have significant unobservable inputs, as they trade infrequently or not at all. Level 3 instruments include illiquid securities. When observable prices are not available for these securities, the Funds may use one or more valuation approaches (e.g., the market approach, the income approach, or the cost approach), including proprietary models for which sufficient and reliable data is available. Within Level 3, the market approach is generally based on the technique of using comparable market transactions, while the use of the income approach includes the estimation of future cash flows discounted to calculate fair value. Discounts may also be applied due to the nature or durations of any restrictions on the disposition of the investment or adjusted as appropriate for credit, market, and/or other risk factors.
Level 3 investments may also be adjusted to reflect illiquidity and/or lack of marketability, with the amount of such discount estimated by the Adviser in the absence of market information. Assumptions used by the Funds due to the lack of observable inputs may significantly impact the fair value of the investment.

Notes to Schedule of Investments
AQR Funds | N-PORT Part F | September 2024
September 30, 2024 (Unaudited)
The following tables represent each Fund’s valuation inputs as presented on the Schedule of Investments.
AQR ALTERNATIVE RISK PREMIA FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks
†
................................ $ 213,273,580 $ 156,209,080 $ – $ 369,482,660
Preferred Stocks
†
................................ – 466,615 – 466,615
Warrants
†
...................................... – – –
(a)
–
(a)
Investment Companies ........................... 112,802,684 – – 112,802,684
U.S. Treasury Obligations ......................... – 33,248,282 – 33,248,282
Interest Rate Swap Contracts* ...................... – 1,237,644 – 1,237,644
Total Return Swap Contracts* ....................... – 695,047 – 695,047
Futures Contracts* ............................... 6,158,612 – – 6,158,612
Forward Foreign Currency Exchange Contracts* ........ – 1,890,612 – 1,890,612
Total Assets $ 332,234,876 $ 193,747,280 $ –
(a)
$ 525,982,156
LIABILITIES
Common Stocks (Sold Short)
†
...................... $ (184,940,847) $ (141,365,648) $ – $ (326,306,495)
Preferred Stocks (Sold Short)
†
...................... – (2,531,699) – (2,531,699)
Warrants (Sold Short)
†
............................ (8,024) – – (8,024)
Interest Rate Swap Contracts* ...................... – (898,248) – (898,248)
Total Return Swap Contracts* ....................... – (375,910) – (375,910)
Futures Contracts* ............................... (4,492,878) – – (4,492,878)
Forward Foreign Currency Exchange Contracts* ........ – (1,400,663) – (1,400,663)
Total Liabilities $ (189,441,749) $ (146,572,168) $ – $ (336,013,917)
AQR DIVERSIFIED ARBITRAGE FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks ................................ $ 534,717,722 $ 11,020,400 $ 80,177 $ 545,818,299
Closed-End Funds ............................... 82,255,248 – – 82,255,248
Corporate Bonds ................................ – 127,218,398 125,629 127,344,027
Convertible Bonds ............................... – 1,213,558,023 – 1,213,558,023
Rights ........................................ 80,011 164,782 14,471 259,264
Warrants ...................................... 462,118 176,571 351,698 990,387
Securities in Litigation ............................ – – –
(a)
–
(a)
Units ......................................... 54,853,023 7,014,264 102,200 61,969,487
Investment Companies ........................... 571,107,517 – – 571,107,517
U.S. Treasury Obligations ......................... – 180,024,039 – 180,024,039
Options Purchased .............................. 2,593,292 – – 2,593,292
Total Return Swap Contracts* ....................... – –
(a)
– –
(a)
Forward Foreign Currency Exchange Contracts* ........ – 462,678 – 462,678
Total Return Basket Swap Contracts* ................. – 350,092 – 350,092
Total Assets $ 1,246,068,931 $ 1,539,989,247 $ 674,175 $ 2,786,732,353
LIABILITIES
Common Stocks (Sold Short) ...................... $ (725,202,163) $ – $ –
(a)
$ (725,202,163)
Corporate Bonds (Sold Short) ...................... – (45,095,896) – (45,095,896)
Convertible Bonds (Sold Short) ..................... – (94,328,208) – (94,328,208)
Credit Default Swap Contracts* ..................... – (592,895) – (592,895)
Futures Contracts* ............................... (408,724) – – (408,724)
Forward Foreign Currency Exchange Contracts* ........ – (472,056) – (472,056)
Total Return Basket Swap Contracts* ................. – (24,096,455) – (24,096,455)
Total Liabilities $ (725,610,887) $ (164,585,510) $ –
(a)
$ (890,196,397)
AQR DIVERSIFYING STRATEGIES FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Investment Companies ........................... $ 1,283,145,197 $ – $ – $ 1,283,145,197
Total Assets $ 1,283,145,197 $ – $ – $ 1,283,145,197

Notes to Schedule of Investments
AQR Funds | N-PORT Part F | September 2024
September 30, 2024 (Unaudited)
AQR EQUITY MARKET NEUTRAL FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks
†
................................ $ 891,888,987 $ 618,390,478 $ – $ 1,510,279,465
Investment Companies ........................... 284,424,329 – – 284,424,329
U.S. Treasury Obligations ......................... – 292,254,681 – 292,254,681
Forward Foreign Currency Exchange Contracts* ........ – 471,527 – 471,527
Total Assets $ 1,176,313,316 $ 911,116,686 $ – $ 2,087,430,002
LIABILITIES
Common Stocks (Sold Short)
†
...................... $ (853,236,873) $ (587,654,965) $ – $ (1,440,891,838)
Preferred Stocks (Sold Short)
†
...................... – (7,464,001) – (7,464,001)
Forward Foreign Currency Exchange Contracts* ........ – (445,959) – (445,959)
Total Return Basket Swap Contracts* ................. – (83) (15) (98)
Total Liabilities $ (853,236,873) $ (595,565,008) $ (15) $ (1,448,801,896)
AQR LONG-SHORT EQUITY FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks
†
................................ $ 2,462,458,190 $ 1,601,698,690 $ – $ 4,064,156,880
Investment Companies ........................... 424,821,446 – – 424,821,446
U.S. Treasury Obligations ......................... – 1,156,865,745 – 1,156,865,745
Total Return Swap Contracts* ....................... – 4,016,443 – 4,016,443
Futures Contracts* ............................... 18,331,725 – – 18,331,725
Forward Foreign Currency Exchange Contracts* ........ – 1,778,985 – 1,778,985
Total Return Basket Swap Contracts* ................. – – 2 2
Total Assets $ 2,905,611,361 $ 2,764,359,863 $ 2 $ 5,669,971,226
LIABILITIES
Common Stocks (Sold Short)
†
...................... $ (2,347,884,676) $ (1,548,358,386) $ – $ (3,896,243,062)
Preferred Stocks (Sold Short)
†
...................... – (22,378,969) – (22,378,969)
Futures Contracts* ............................... (179,272) – – (179,272)
Forward Foreign Currency Exchange Contracts* ........ – (1,446,326) – (1,446,326)
Total Return Basket Swap Contracts* ................. – – (415,062) (415,062)
Total Liabilities $ (2,348,063,948) $ (1,572,183,681) $ (415,062) $ (3,920,662,691)
AQR MACRO OPPORTUNITIES FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks ................................ $ 12,163,410 $ 11,632,257 $ – $ 23,795,667
Investment Companies ........................... 92,373,446 – – 92,373,446
U.S. Treasury Obligations ......................... – 41,805,959 – 41,805,959
Credit Default Swap Contracts* ..................... – 885,021 – 885,021
Interest Rate Swap Contracts* ...................... – 12,238,901 – 12,238,901
Total Return Swap Contracts* ....................... – 249,350 – 249,350
Futures Contracts* ............................... 8,774,934 – – 8,774,934
Forward Foreign Currency Exchange Contracts* ........ – 5,154,903 – 5,154,903
Total Assets $ 113,311,790 $ 71,966,391 $ – $ 185,278,181
LIABILITIES
Credit Default Swap Contracts* ..................... $ – $ (319,345) $ – $ (319,345)
Interest Rate Swap Contracts* ...................... – (7,715,279) – (7,715,279)
Total Return Swap Contracts* ....................... – (1,959,722) – (1,959,722)
Futures Contracts* ............................... (9,605,745) – – (9,605,745)
Forward Foreign Currency Exchange Contracts* ........ – (5,592,038) – (5,592,038)
Total Liabilities $ (9,605,745) $ (15,586,384) $ – $ (25,192,129)

Notes to Schedule of Investments
AQR Funds | N-PORT Part F | September 2024
September 30, 2024 (Unaudited)
AQR MANAGED FUTURES STRATEGY FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks ................................ $ 626,838,226 $ 388,870,380 $ – $ 1,015,708,606
Investment Companies ........................... 406,974,619 – – 406,974,619
U.S. Treasury Obligations ......................... – 929,223,439 – 929,223,439
Credit Default Swap Contracts* ..................... – 1,438,174 – 1,438,174
Interest Rate Swap Contracts* ...................... – 10,487,697 – 10,487,697
Total Return Swap Contracts* ....................... – 3,130,487 – 3,130,487
Futures Contracts* ............................... 47,350,223 – – 47,350,223
Forward Foreign Currency Exchange Contracts* ........ – 11,806,898 – 11,806,898
Total Assets $ 1,081,163,068 $ 1,344,957,075 $ – $ 2,426,120,143
LIABILITIES
Common Stocks (Sold Short) ...................... $ (617,748,627) $ (402,429,134) $ – $ (1,020,177,761)
Preferred Stocks (Sold Short) ...................... – (8,062,613) – (8,062,613)
Credit Default Swap Contracts* ..................... – (370,606) – (370,606)
Interest Rate Swap Contracts* ...................... – (17,704,053) – (17,704,053)
Total Return Swap Contracts* ....................... – (520,943) – (520,943)
Futures Contracts* ............................... (27,513,846) – – (27,513,846)
Forward Foreign Currency Exchange Contracts* ........ – (8,508,923) – (8,508,923)
Total Liabilities $ (645,262,473) $ (437,596,272) $ – $ (1,082,858,745)
AQR MANAGED FUTURES STRATEGY HV FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks
†
................................ $ 163,828,216 $ 100,136,776 $ – $ 263,964,992
Investment Companies ........................... 92,983,463 – – 92,983,463
U.S. Treasury Obligations ......................... – 143,332,193 – 143,332,193
Credit Default Swap Contracts* ..................... – 382,254 – 382,254
Interest Rate Swap Contracts* ...................... – 2,703,241 – 2,703,241
Total Return Swap Contracts* ....................... – 792,248 – 792,248
Futures Contracts* ............................... 12,286,159 – – 12,286,159
Forward Foreign Currency Exchange Contracts* ........ – 3,189,464 – 3,189,464
Total Return Basket Swap Contracts* ................. – – –
(a)
–
(a)
Total Assets $ 269,097,838 $ 250,536,176 $ –
(a)
$ 519,634,014
LIABILITIES
Common Stocks (Sold Short)
†
...................... $ (161,446,142) $ (106,753,867) $ – $ (268,200,009)
Preferred Stocks (Sold Short)
†
...................... – (1,732,789) – (1,732,789)
Credit Default Swap Contracts* ..................... – (97,550) – (97,550)
Interest Rate Swap Contracts* ...................... – (4,460,514) – (4,460,514)
Total Return Swap Contracts* ....................... – (135,036) – (135,036)
Futures Contracts* ............................... (7,146,330) – – (7,146,330)
Forward Foreign Currency Exchange Contracts* ........ – (2,302,582) – (2,302,582)
Total Return Basket Swap Contracts* ................. – (5,838) (24,205) (30,043)
Total Liabilities $ (168,592,472) $ (115,488,176) $ (24,205) $ (284,104,853)
AQR MULTI-ASSET FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks
†
................................ $ 225,411,760 $ 72,147,975 $ –
(a)
$ 297,559,735
Foreign Government Securities ..................... – 60,754,980 – 60,754,980
Investment Companies ........................... 91,118,955 – – 91,118,955
U.S. Treasury Obligations ......................... – 140,325,712 – 140,325,712
Total Return Swap Contracts* ....................... – 39,249 – 39,249
Futures Contracts* ............................... 8,595,305 – – 8,595,305
Forward Foreign Currency Exchange Contracts* ........ – 3,873,239 – 3,873,239
Total Assets $ 325,126,020 $ 277,141,155 $ –
(a)
$ 602,267,175

Notes to Schedule of Investments
AQR Funds | N-PORT Part F | September 2024
September 30, 2024 (Unaudited)
AQR MULTI-ASSET FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
LIABILITIES
Common Stocks (Sold Short)
†
...................... $ (54,322,479) $ (15,077,764) $ –
(a)
$ (69,400,243)
Preferred Stocks (Sold Short)
†
...................... – (859,402) – (859,402)
Warrants (Sold Short)
†
............................ – – –
(a)
–
(a)
Total Return Swap Contracts* ....................... – (642,881) – (642,881)
Futures Contracts* ............................... (5,375,836) – – (5,375,836)
Forward Foreign Currency Exchange Contracts* ........ – (3,096,298) – (3,096,298)
Total Liabilities $ (59,698,315) $ (19,676,345) $ –
(a)
$ (79,374,660)
AQR RISK-BALANCED COMMODITIES STRATEGY FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Investment Companies ........................... $ 335,454,995 $ – $ – $ 335,454,995
U.S. Treasury Obligations ......................... – 298,003,478 – 298,003,478
Futures Contracts* ............................... 57,014,264 – – 57,014,264
Total Assets $ 392,469,259 $ 298,003,478 $ – $ 690,472,737
LIABILITIES
Futures Contracts* ............................... $ (27,015,195) $ – $ – $ (27,015,195)
Total Liabilities $ (27,015,195) $ – $ – $ (27,015,195)
AQR STYLE PREMIA ALTERNATIVE FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks
†
................................ $ 1,474,947,699 $ 1,055,762,700 $ – $ 2,530,710,399
Preferred Stocks
†
................................ 995,456 2,554,633 – 3,550,089
Investment Companies ........................... 395,313,976 – – 395,313,976
U.S. Treasury Obligations ......................... – 386,861,920 – 386,861,920
Interest Rate Swap Contracts* ...................... – 9,382,046 – 9,382,046
Total Return Swap Contracts* ....................... – 2,590,200 – 2,590,200
Futures Contracts* ............................... 13,132,734 – – 13,132,734
Forward Foreign Currency Exchange Contracts* ........ – 12,051,402 – 12,051,402
Total Return Basket Swap Contracts* ................. – 664,612 – 664,612
Total Assets $ 1,884,389,865 $ 1,469,867,513 $ – $ 3,354,257,378
LIABILITIES
Common Stocks (Sold Short)
†
...................... $ (1,339,884,538) $ (987,196,191) $ – $ (2,327,080,729)
Preferred Stocks (Sold Short)
†
...................... – (17,296,802) – (17,296,802)
Interest Rate Swap Contracts* ...................... – (6,848,184) – (6,848,184)
Total Return Swap Contracts* ....................... – (9,761,375) – (9,761,375)
Futures Contracts* ............................... (29,337,064) – – (29,337,064)
Forward Foreign Currency Exchange Contracts* ........ – (9,364,566) – (9,364,566)
Total Return Basket Swap Contracts* ................. – (1,774,240) (10) (1,774,250)
Total Liabilities $ (1,369,221,602) $ (1,032,241,358) $ (10) $ (2,401,462,970)
AQR TREND TOTAL RETURN FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks ................................ $ 16,307,925 $ 12,174,181 $ – $ 28,482,106
Investment Companies ........................... 29,619,892 – – 29,619,892
U.S. Treasury Obligations ......................... – 6,339,374 – 6,339,374
Credit Default Swap Contracts* ..................... – 42,277 – 42,277
Interest Rate Swap Contracts* ...................... – 287,732 – 287,732
Total Return Swap Contracts* ....................... – 12,048 – 12,048
Futures Contracts* ............................... 1,460,881 – – 1,460,881
Forward Foreign Currency Exchange Contracts* ........ – 339,151 – 339,151
Total Assets $ 47,388,698 $ 19,194,763 $ – $ 66,583,461

Notes to Schedule of Investments
AQR Funds | N-PORT Part F | September 2024
September 30, 2024 (Unaudited)
Transfers to Level 3 or from Level 3 are generally due to a decline or an increase in market activity (e.g., frequency of trades), which resulted in a lack of or increase in available market inputs to determine price.
The fair values of Level 3 investments are based on significant unobservable inputs that reflect the Adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. Changes in significant unobservable inputs could cause significant changes in valuation to individual securities and in aggregate. Fair value determinations and valuation of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Securities classified as Level 3 in the Schedules of Investments of AQR Alternative Risk Premia Fund, AQR Diversified Arbitrage Fund, AQR Equity
Market Neutral Fund, AQR Long-Short Equity Fund, AQR Managed Futures Strategy HV Fund, AQR Multi-Asset Fund and AQR Style Premia Alternative
Fund are considered quantitatively insignificant for additional disclosure.
For more information on the Funds’ policy regarding the valuation of investments and other significant accounting policies, please refer to the notes to the financial statements as disclosed in the most recent semi-annual and annual reports.
Subsequent Events
The Funds have evaluated subsequent events through the date of issuance of this report and have determined that there are no material events.
AQR TREND TOTAL RETURN FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
LIABILITIES
Common Stocks (Sold Short) ...................... $ (15,817,892) $ (12,719,089) $ – $ (28,536,981)
Preferred Stocks (Sold Short) ...................... – (230,833) – (230,833)
Credit Default Swap Contracts* ..................... – (11,002) – (11,002)
Interest Rate Swap Contracts* ...................... – (461,525) – (461,525)
Total Return Swap Contracts* ....................... – (19,241) – (19,241)
Futures Contracts* ............................... (443,758) – – (443,758)
Forward Foreign Currency Exchange Contracts* ........ – (197,237) – (197,237)
Total Return Basket Swap Contracts* ................. – (2,887) – (2,887)
Total Liabilities $ (16,261,650) $ (13,641,814) $ – $ (29,903,464)
*
Derivative instruments, including total return swap, futures and forward foreign currency exchange contracts, are reported at the cumulative unrealized appreciation/(depreciation) of the instrument on the Funds’ Schedules of Investments. Credit default swaps, interest rate swaps and total return basket swap contracts are reported at market value.
† Please refer to the Schedule of Investments to view securities segregated by country.
(a) Securities have zero value.